UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2018

Date of reporting period: December 31, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 95.6%
Consumer Discretionary – 12.4%
Amazon.com Inc, Cl A *	21,914	$25,628
AutoZone Inc *	16,356	11,635
Best Buy	130,954	8,966
BorgWarner Inc	23,552	1,203
Carnival Corp	19,031	1,263
Delphi Automotive PLC *	36,555	3,101
Dollar General	335,211	31,178
Domino’s Pizza Inc	9,686	1,830
DR Horton	228,485	11,669
Ford Motor	101,514	1,268
General Motors	355,138	14,557
Goodyear Tire & Rubber	132,793	4,291
Home Depot Inc/The	113,086	21,433
Interpublic Group of Cos Inc/The	209,379	4,221
John Wiley & Sons Inc, Cl A	19,542	1,285
Kohl’s	56,065	3,040
Lear	70,290	12,418
Liberty Global PLC, Cl A *	24,310	871
Liberty Global PLC, Cl C *	123,930	4,194
Liberty Interactive Corp QVC Group, Cl A *	203,447	4,968
Lowe’s	378,567	35,184
Michael Kors Holdings Ltd *	58,560	3,686
Mohawk Industries Inc *	8,201	2,263
Netflix Inc *	28,304	5,433
NIKE Inc, Cl B	295,787	18,502
NVR Inc *	987	3,463
Omnicom Group	204,096	14,864
Priceline Group Inc/The *	3,416	5,936
PulteGroup	51,347	1,707
Ross Stores	182,394	14,637
Royal Caribbean Cruises Ltd	69,197	8,254
TEGNA	89,948	1,267
Thor Industries Inc	8,368	1,261
Tiffany & Co	47,420	4,929
TJX Cos Inc/The	268,398	20,522
Tractor Supply Co	98,893	7,392
TripAdvisor Inc *	89,371	3,080
Ulta Beauty Inc *	10,693	2,392
Viacom, Cl B	47,542	1,465
Whirlpool	12,644	2,132

		327,388

Consumer Staples – 8.3%
Archer-Daniels-Midland	67,157	2,692
Campbell Soup	25,365	1,220
Clorox Co/The	8,545	1,271
Colgate-Palmolive Co	247,476	18,672
Constellation Brands Inc, Cl A	68,261	15,603
CVS Health	371,960	26,967
Estee Lauder Cos Inc/The, Cl A	9,755	1,241
Ingredion	85,266	11,920

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JM Smucker	218,772	$27,180
Kimberly-Clark Corp	56,053	6,763
Kroger	687,192	18,864
PepsiCo Inc	201,931	24,216
Philip Morris International	193,958	20,492
Pilgrim’s Pride *	35,074	1,089
Procter & Gamble	96,296	8,848
Sysco Corp, Cl A	35,974	2,185
Tyson Foods, Cl A	169,895	13,773
Wal-Mart Stores	173,420	17,125

		220,121

Energy – 5.7%
Anadarko Petroleum, Cl A	33,145	1,778
Andeavor	59,297	6,780
BP PLC ADR	170,628	7,172
Canadian Natural Resources Ltd	72,402	2,586
Chevron	169,088	21,168
ConocoPhillips	25,215	1,384
Devon Energy	288,072	11,926
Exxon Mobil	40,359	3,376
Halliburton Co	79,145	3,868
Helmerich & Payne (A)	82,622	5,341
HollyFrontier	27,340	1,400
Kinder Morgan	384,012	6,939
Marathon Petroleum	152,611	10,069
Occidental Petroleum	232,565	17,131
Oceaneering International, Cl A	103,840	2,195
ONEOK Inc	31,544	1,686
PBF Energy, Cl A (A)	124,713	4,421
Pioneer Natural Resources Co	13,212	2,284
QEP Resources Inc *	143,515	1,374
Range Resources	273,162	4,660
Royal Dutch Shell PLC ADR, Cl A	161,764	10,791
Southwestern Energy *	875,961	4,888
Transocean *(A)	119,584	1,277
Valero Energy	168,221	15,461

		149,955

Financials – 16.6%
Aflac	267,676	23,497
Allstate	146,368	15,326
Ally Financial	128,862	3,758
American Financial Group Inc/OH	11,771	1,278
Ameriprise Financial	68,952	11,685
Assurant	12,643	1,275
Athene Holding, Cl A *	44,552	2,304
Bank of America	784,421	23,156
Berkshire Hathaway, Cl B *	48,477	9,609
Blackstone Group (B)	51,703	1,655
BNP Paribas SA ADR	33,036	1,234
Capital One Financial	28,281	2,816

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charles Schwab Corp/The	42,516	$2,184
Citigroup	345,724	25,725
Citizens Financial Group	177,996	7,472
CME Group Inc	90,978	13,287
Discover Financial Services	130,086	10,006
Everest Re Group	35,482	7,851
FactSet Research Systems Inc	53,051	10,226
Fifth Third Bancorp	256,149	7,772
First Republic Bank/CA	22,487	1,948
FNF Group	30,803	1,209
Franklin Resources	110,712	4,797
Goldman Sachs Group	4,963	1,264
Hartford Financial Services Group	22,853	1,286
Intercontinental Exchange Inc	38,814	2,739
Invesco Ltd	34,258	1,252
JPMorgan Chase	250,838	26,825
KKR (B)	108,784	2,291
Lincoln National	96,459	7,415
Marsh & McLennan	115,869	9,431
MetLife	127,548	6,449
Moody’s Corp	204,339	30,162
MSCI Inc, Cl A	122,915	15,554
OneMain Holdings, Cl A *	39,822	1,035
Principal Financial Group, Cl A	49,355	3,482
Progressive Corp/The	23,131	1,303
Prudential Financial	61,984	7,127
Radian Group	59,704	1,230
Regions Financial	461,839	7,981
Reinsurance Group of America, Cl A	40,890	6,376
S&P Global Inc	73,600	12,468
Santander Consumer USA Holdings	131,896	2,456
State Street	249,092	24,314
SunTrust Banks	19,598	1,266
SVB Financial Group, Cl B *	24,504	5,728
Synchrony Financial	288,723	11,148
T Rowe Price Group	27,597	2,896
Travelers	121,465	16,475
US Bancorp	332,777	17,830
Voya Financial	234,838	11,617
Wells Fargo	146,766	8,904

		438,374

Health Care – 14.5%
Abbott Laboratories	330,021	18,834
AbbVie	33,869	3,275
Aetna, Cl A	75,207	13,567
Alexion Pharmaceuticals Inc *	50,347	6,021
Allergan PLC	9,335	1,527
AmerisourceBergen, Cl A	107,156	9,839
Amgen, Cl A	158,461	27,556
Anthem	10,835	2,438
Becton Dickinson	190,268	40,729

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Biogen *	82,127	$26,163
Celgene, Cl A *	109,356	11,412
Centene *	70,015	7,063
DENTSPLY SIRONA Inc	18,179	1,197
Exelixis Inc *	84,202	2,560
Express Scripts *	84,127	6,279
Gilead Sciences	235,348	16,860
HCA Healthcare *	14,349	1,260
Horizon Pharma *	114,285	1,669
Humana Inc	5,194	1,288
Illumina Inc *	21,413	4,679
IQVIA Holdings Inc *	21,299	2,085
Johnson & Johnson	330,365	46,159
Mallinckrodt *	38,703	873
Merck	328,657	18,494
Mettler-Toledo International Inc *	32,250	19,980
Mylan *	32,590	1,379
Pfizer	171,796	6,222
Regeneron Pharmaceuticals Inc *	3,301	1,241
UnitedHealth Group	272,627	60,103
Universal Health Services, Cl B	11,182	1,268
Varian Medical Systems Inc *	102,133	11,352
Vertex Pharmaceuticals Inc *	18,331	2,747
WellCare Health Plans Inc *	6,390	1,285
Zimmer Biomet Holdings	16,762	2,023
Zoetis Inc, Cl A	56,428	4,065

		383,492

Industrials – 9.9%
3M	122,246	28,773
AECOM *(A)	228,988	8,507
Alaska Air Group	52,437	3,855
American Airlines Group	33,245	1,730
Boeing	85,199	25,126
Cummins Inc	62,350	11,013
Delta Air Lines, Cl A	171,560	9,607
Equifax Inc	40,807	4,812
FedEx	47,024	11,734
Graco Inc	315,663	14,274
HD Supply Holdings Inc *	32,343	1,295
Honeywell International Inc	8,318	1,276
Huntington Ingalls Industries, Cl A	22,463	5,295
Illinois Tool Works	165,918	27,683
Kansas City Southern	11,882	1,250
Macquarie Infrastructure	19,066	1,224
ManpowerGroup	25,000	3,153
Masco Corp	29,056	1,277
Middleby Corp/The *	110,954	14,973
Norfolk Southern Corp	8,845	1,282
Oshkosh Corp	14,003	1,273
Owens Corning	54,953	5,052
Robert Half International Inc	23,125	1,284

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Roper Technologies Inc	6,621	$1,715
RR Donnelley & Sons	157,535	1,465
Southwest Airlines Co, Cl A	75,774	4,959
Spirit AeroSystems Holdings, Cl A	140,435	12,253
Stanley Black & Decker Inc	44,496	7,551
TransDigm Group Inc (A)	7,896	2,168
Union Pacific Corp	51,231	6,870
United Continental Holdings *	108,375	7,304
United Rentals Inc *	20,742	3,566
United Technologies Corp	99,761	12,727
WW Grainger (A)	67,266	15,892

		262,218

Information Technology – 19.7%
Activision Blizzard Inc	190,639	12,071
Adobe Systems Inc *	55,783	9,775
Alliance Data Systems Corp	8,787	2,227
Alphabet Inc, Cl A *	42,266	44,523
Alphabet Inc, Cl C *	10,762	11,261
Amdocs Ltd	52,363	3,429
Amphenol Corp, Cl A	13,724	1,205
Analog Devices Inc	180,613	16,080
Apple Inc	131,705	22,288
Applied Materials	381,028	19,478
Arrow Electronics, Cl A *	30,127	2,423
ASML Holding NV, Cl G	23,908	4,156
Autodesk Inc, Cl A *	39,829	4,175
Automatic Data Processing	89,429	10,480
Broadcom Ltd	11,289	2,900
CA	37,776	1,257
CDW Corp/DE	37,994	2,640
Cisco Systems	256,720	9,832
Cognizant Technology Solutions Corp, Cl A	146,372	10,395
Corning, Cl B	39,502	1,264
DXC Technology	13,513	1,282
eBay Inc *	161,711	6,103
Electronic Arts Inc *	153,550	16,132
Facebook Inc, Cl A *	93,737	16,541
Finisar *	200,558	4,081
First Data, Cl A *	73,085	1,221
First Solar Inc *	18,799	1,269
Fiserv Inc, Cl A *	48,772	6,396
HP	520,145	10,928
Intel	466,573	21,537
International Business Machines	22,252	3,414
Intuit Inc	45,061	7,110
IPG Photonics Corp *	5,905	1,264
Jack Henry & Associates Inc	10,925	1,278
Juniper Networks	46,797	1,334
KLA-Tencor Corp	12,227	1,285
Lam Research	77,382	14,244
Mastercard Inc, Cl A	203,717	30,835

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MercadoLibre Inc	6,483	$2,040
Microchip Technology	92,173	8,100
Micron Technology *	282,796	11,629
Microsoft Corp	527,488	45,121
Motorola Solutions Inc	32,457	2,932
NVIDIA Corp	27,261	5,275
ON Semiconductor *	61,287	1,283
Oracle, Cl B	471,157	22,276
PayPal Holdings Inc *	214,569	15,797
QUALCOMM	88,453	5,663
Skyworks Solutions	21,959	2,085
Symantec Corp, Cl A	92,853	2,606
Take-Two Interactive Software Inc, Cl A *	32,360	3,553
Tencent Holdings Ltd ADR	136,139	7,068
Teradyne	64,107	2,684
Texas Instruments Inc	114,594	11,968
Total System Services Inc	29,593	2,341
Visa Inc, Cl A	220,943	25,192
Western Digital	52,644	4,187
Xerox	42,625	1,243

		521,156

Materials – 5.1%
Alcoa	25,389	1,368
Cabot	42,794	2,636
Celanese, Cl A	94,386	10,107
Cemex SAB de CV ADR *	487,709	3,658
Chemours Co/The	25,726	1,288
Crown Holdings *	92,433	5,199
Eastman Chemical	137,181	12,708
Ecolab Inc	72,045	9,667
Freeport-McMoRan, Cl B *	368,661	6,990
Huntsman	104,494	3,478
International Paper	145,351	8,422
LyondellBasell Industries, Cl A	169,177	18,663
Nucor	69,710	4,432
Packaging Corp of America	30,110	3,630
Praxair Inc	67,467	10,436
Reliance Steel & Aluminum	16,495	1,415
Sherwin-Williams Co/The, Cl A	58,191	23,861
United States Steel	131,571	4,630
Vulcan Materials Co	28,449	3,652

		136,240

Real Estate – 1.1%
CBL & Associates Properties ‡(A)	213,187	1,207
CBRE Group, Cl A *	74,192	3,213
Crown Castle International Corp	30,951	3,436
Equinix ‡ (A)	16,756	7,594
HCP ‡	102,451	2,672
Host Hotels & Resorts ‡	324,038	6,432
Omega Healthcare Investors ‡(A)	46,859	1,290

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SBA Communications Corp, Cl A *‡	7,442	$1,216
Senior Housing Properties Trust ‡	63,274	1,212
VEREIT ‡	162,938	1,269

		29,541

Telecommunication Services – 0.6%
AT&T	199,180	7,744
T-Mobile *	76,716	4,872
Verizon Communications	24,033	1,272
Zayo Group Holdings Inc *	35,226	1,297

		15,185

Utilities – 1.7%
Ameren	93,167	5,496
CenterPoint Energy	173,113	4,909
Edison International	21,480	1,358
Entergy	80,672	6,566
Exelon	155,959	6,146
FirstEnergy	315,078	9,648
Public Service Enterprise Group	190,382	9,805
Vistra Energy *	72,100	1,321

		45,249

Total Common Stock (Cost $1,875,063) ($ Thousands)		2,528,919

AFFILIATED PARTNERSHIP – 1.2%
SEI Liquidity Fund, L.P. 1.350% **†(C)	32,548,213	32,558

Total Affiliated Partnership (Cost $32,546) ($ Thousands)		32,558

CASH EQUIVALENT – 3.6%
SEI Daily Income Trust, Government Fund, Cl F 1.040%**†	96,230,072	96,230

Total Cash Equivalent (Cost $96,230) ($ Thousands)		96,230

Total Investments – 100.4% (Cost $2,003,839) ($ Thousands)		$2,657,707

Percentages are based on Net Assets of $2,645,983 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2017. The total market value of securities on loan at December 31, 2017 was $31,708 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2017, such securities amounted to $3,946 ($ Thousands), or 0.1% of the net assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2017 was $32,558 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

CV – Convertible Security

L.P. – Limited Partnership

Ltd – Limited

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the levels of inputs used as of December 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,528,919	$–	$–	$2,528,919
Affiliated Partnership	–	32,558	–	32,558
Cash Equivalent	96,230	–	–	96,230

Total Investments in Securities	$2,625,149	$32,558	$–	$2,657,707

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$27,259	$78,651	$(73,354)	$ –	$ 2	$32,558	$37
SEI Daily Income Trust, Government Fund, CI F	149,183	59,406	(112,359)	–	–	96,230	301

Totals	$176,442	$138,057	$(185,713)	$ –	$ 2	$128,788	$338

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 95.5%
Consumer Discretionary – 9.0%
Advance Auto Parts	16,646	$1,659
Best Buy	74,184	5,079
Brunswick	24,503	1,353
Comcast, Cl A	36,832	1,475
Discovery Communications, Cl C *	63,547	1,345
Dollar General	218,664	20,338
DR Horton	81,131	4,143
Foot Locker, Cl A	28,323	1,328
Ford Motor	106,950	1,336
Gap	49,546	1,688
General Motors	415,288	17,023
Goodyear Tire & Rubber	199,993	6,462
H&R Block	52,142	1,367
Hanesbrands (A)	62,434	1,305
Harley-Davidson, Cl A (A)	25,543	1,300
Kohl’s (A)	79,783	4,327
Lear	17,446	3,082
Lowe’s	175,842	16,343
Macy’s (A)	80,513	2,028
Magna International, Cl A	27,380	1,552
Michael Kors Holdings Ltd *	24,450	1,539
Omnicom Group	146,263	10,652
PulteGroup	104,668	3,480
Ross Stores	130,196	10,448
Target, Cl A	26,771	1,747
TEGNA	51,682	728
Twenty-First Century Fox, Cl A	79,607	2,749
Viacom, Cl B	39,882	1,229
Walt Disney	10,000	1,075
Whirlpool	7,165	1,208

		129,388

Consumer Staples – 9.4%
Archer-Daniels-Midland	57,847	2,319
Bunge	21,452	1,439
Campbell Soup	27,790	1,337
CVS Health	346,119	25,094
Ingredion	63,386	8,861
JM Smucker	217,547	27,028
Kroger	758,767	20,828
Molson Coors Brewing Co, Cl B	15,098	1,239
Philip Morris International	156,684	16,554
Pilgrim’s Pride *	83,326	2,588
Procter & Gamble	103,495	9,509
Tyson Foods, Cl A	84,212	6,827
Walgreens Boots Alliance	18,986	1,379
Wal-Mart Stores	111,312	10,992

		135,994

Energy – 9.7%
Anadarko Petroleum, Cl A	36,189	1,941

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Andeavor	41,796	$4,779
BP PLC ADR	221,174	9,296
Canadian Natural Resources Ltd	139,515	4,983
Chevron	176,984	22,157
ConocoPhillips	67,279	3,693
Devon Energy	191,131	7,913
Exxon Mobil	135,283	11,315
Helmerich & Payne (A)	75,701	4,893
HollyFrontier	30,157	1,545
Kinder Morgan	325,762	5,886
Marathon Petroleum	117,238	7,735
Occidental Petroleum	219,181	16,145
Oceaneering International, Cl A	86,047	1,819
PBF Energy, Cl A (A)	102,986	3,651
Range Resources	207,421	3,539
Royal Dutch Shell PLC ADR, Cl A	155,127	10,349
Schlumberger, Cl A	20,585	1,387
Southwestern Energy *	427,905	2,388
Transocean *	120,225	1,284
Valero Energy	142,338	13,082

		139,780

Financials – 22.9%
Aflac	249,747	21,923
Allstate	104,248	10,916
Ally Financial	144,350	4,209
Ameriprise Financial	25,933	4,395
Annaly Capital Management ‡	109,873	1,306
Assurant	14,731	1,485
Assured Guaranty	38,540	1,305
Athene Holding, Cl A *	54,358	2,811
Bank of America	889,532	26,259
BB&T	26,657	1,325
Berkshire Hathaway, Cl B *	37,968	7,526
Blackstone Group (B)	46,989	1,505
BNP Paribas SA ADR	36,287	1,355
Brighthouse Financial *	20,694	1,214
Capital One Financial	87,452	8,708
CIT Group	27,607	1,359
Citigroup	353,967	26,339
Citizens Financial Group	37,819	1,588
Discover Financial Services	135,294	10,407
Donnelley Financial Solutions *	62,539	1,219
Everest Re Group	29,385	6,502
Fifth Third Bancorp	172,505	5,234
FNF Group	35,019	1,374
Franklin Resources	30,908	1,339
Goldman Sachs Group	5,772	1,471
Granite Point Mortgage Trust ‡	12	–
Hartford Financial Services Group	25,138	1,415
JPMorgan Chase	273,366	29,234
KeyCorp	177,818	3,587

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KKR (B)	152,406	$3,210
Lazard, Cl A	27,717	1,455
Lincoln National	26,136	2,009
Marsh & McLennan	178,232	14,506
MetLife	139,234	7,040
MFA Financial ‡	174,216	1,380
Morgan Stanley	78,007	4,093
OneMain Holdings, Cl A *	57,366	1,491
PNC Financial Services Group	34,390	4,962
Popular Inc	38,752	1,375
Principal Financial Group, Cl A	19,439	1,372
Prudential Financial	52,620	6,050
Radian Group	119,316	2,459
Regions Financial	354,668	6,129
Reinsurance Group of America, Cl A	42,233	6,585
Santander Consumer USA Holdings	129,668	2,414
Starwood Property Trust ‡	97,533	2,082
State Street	235,650	23,002
SunTrust Banks	162,222	10,478
Synchrony Financial	212,596	8,208
T Rowe Price Group	15,366	1,612
Travelers	84,827	11,506
Two Harbors Investment ‡	66,339	1,079
Unum Group	89,383	4,906
Voya Financial	199,967	9,892
Wells Fargo	60,933	3,697

		330,302

Health Care – 14.7%
Abbott Laboratories	348,866	19,910
AbbVie	53,842	5,207
Aetna, Cl A	54,849	9,894
AmerisourceBergen, Cl A	109,539	10,058
Amgen, Cl A	138,696	24,119
Anthem	53,589	12,058
Becton Dickinson	68,651	14,695
Biogen *	14,495	4,618
Celgene, Cl A *	13,011	1,358
Centene *	34,846	3,515
Cigna	14,574	2,960
Express Scripts *	51,777	3,865
Gilead Sciences	108,693	7,787
HCA Healthcare	60,958	5,354
Horizon Pharma *	114,780	1,676
Johnson & Johnson	165,051	23,061
Mallinckrodt *	54,920	1,239
McKesson	9,039	1,410
Merck	330,491	18,597
Mylan *	118,377	5,008
Pfizer	314,605	11,395
United Therapeutics *	9,974	1,476
UnitedHealth Group	76,856	16,944

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Universal Health Services, Cl B	11,595	$1,314
Zimmer Biomet Holdings	31,835	3,841

		211,359

Industrials – 9.6%
3M	52,421	12,338
AECOM *	189,268	7,031
AerCap Holdings NV *	51,706	2,720
AGCO	21,101	1,507
Alaska Air Group	21,638	1,591
American Airlines Group	139,444	7,255
Boeing	10,922	3,221
Copa Holdings, Cl A	10,103	1,354
Delta Air Lines, Cl A	247,725	13,873
Eaton Corp	36,841	2,911
FedEx	16,500	4,117
General Electric	79,489	1,387
Huntington Ingalls Industries, Cl A	5,821	1,372
Illinois Tool Works	110,335	18,409
Ingersoll-Rand	20,044	1,788
JetBlue Airways *	65,925	1,473
L3 Technologies	7,973	1,578
Macquarie Infrastructure	20,733	1,331
ManpowerGroup	48,763	6,150
Owens Corning	54,642	5,024
Raytheon	22,743	4,272
RR Donnelley & Sons	26,621	248
Ryder System	16,249	1,368
Spirit AeroSystems Holdings, Cl A	67,646	5,902
Textron	26,701	1,511
Trinity Industries	52,252	1,957
United Continental Holdings *	122,719	8,271
USG *	40,979	1,580
Waste Management	16,762	1,447
WW Grainger	68,263	16,127

		139,113

Information Technology – 9.1%
Applied Materials	26,037	1,331
Arrow Electronics, Cl A *	17,248	1,387
Automatic Data Processing	116,867	13,696
CA	57,559	1,916
Cisco Systems	418,927	16,045
Corning, Cl B	74,909	2,396
Dell Technologies, Cl V *	16,030	1,303
DXC Technology	16,742	1,589
Finisar *	118,755	2,417
First Data, Cl A *	90,017	1,504
Hewlett Packard Enterprise	103,535	1,487
HP	357,287	7,507
Intel	364,930	16,845
International Business Machines	39,734	6,096

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jabil	41,876	$1,099
Juniper Networks	132,476	3,776
Lam Research	9,912	1,825
Marvell Technology Group	58,097	1,247
Microchip Technology (A)	145,954	12,826
Micron Technology *	182,040	7,485
ON Semiconductor *	68,742	1,439
Oracle, Cl B	28,090	1,328
QUALCOMM	93,473	5,984
Seagate Technology	30,431	1,273
Skyworks Solutions	19,197	1,823
Tech Data *	13,545	1,327
Teradyne	33,041	1,383
Vishay Intertechnology	65,141	1,352
Western Digital	110,038	8,751
Xerox	122,786	3,579

		132,016

Materials – 4.2%
Alcoa	32,925	1,774
Cabot	24,552	1,512
Celanese, Cl A	12,537	1,342
Cemex SAB de CV ADR *	435,262	3,265
Crown Holdings *	22,956	1,291
Domtar	33,526	1,660
Eastman Chemical	107,322	9,942
Freeport-McMoRan, Cl B *	196,374	3,723
Huntsman	65,474	2,180
International Paper	141,834	8,218
LyondellBasell Industries, Cl A	98,674	10,886
Nucor	21,500	1,367
Owens-Illinois *	77,722	1,723
Packaging Corp of America	11,025	1,329
Reliance Steel & Aluminum	60,090	5,155
Steel Dynamics	39,205	1,691
United States Steel	86,169	3,032

		60,090

Real Estate – 2.2%
Apple Hospitality ‡	70,129	1,375
Brixmor Property Group ‡	111,369	2,078
CBL & Associates Properties ‡(A)	159,245	901
CBRE Group, Cl A *	31,630	1,370
HCP ‡	121,246	3,162
Hospitality Properties Trust ‡	131,037	3,911
Host Hotels & Resorts ‡	271,043	5,380
Howard Hughes *	11,350	1,490
Jones Lang LaSalle	10,415	1,551
Omega Healthcare Investors ‡(A)	47,071	1,296
Park Hotels & Resorts ‡	47,923	1,378
Realogy Holdings	37,829	1,003
Senior Housing Properties Trust ‡	206,001	3,945

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VEREIT ‡	177,288	$1,381
Weingarten Realty Investors ‡	40,994	1,348

		31,569

Telecommunication Services – 1.2%
AT&T	283,130	11,008
T-Mobile *	21,832	1,387
Verizon Communications	85,075	4,503

		16,898

Utilities – 3.5%
Ameren	21,935	1,294
American Electric Power	18,365	1,351
Calpine *	106,720	1,615
CenterPoint Energy	43,496	1,234
Consolidated Edison	15,485	1,315
Edison International	19,670	1,244
Entergy	56,929	4,633
Eversource Energy	21,170	1,337
Exelon	273,188	10,766
FirstEnergy	235,778	7,220
PG&E	19,163	859
Pinnacle West Capital	14,666	1,249
Public Service Enterprise Group	169,632	8,736
SCANA	31,064	1,236
UGI	80,915	3,799
Vistra Energy *	157,239	2,881

		50,769

Total Common Stock (Cost $1,012,506) ($ Thousands)		1,377,278

AFFILIATED PARTNERSHIP – 1.9%
SEI Liquidity Fund, L.P. 1.350% **†(C)	27,110,943	27,114

Total Affiliated Partnership (Cost $27,110) ($ Thousands)		27,114

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 3.7%
SEI Daily Income Trust, Government Fund, Cl F 1.040%**†	53,552,701	$53,553

Total Cash Equivalent (Cost $53,553) ($ Thousands)		53,553

Total Investments in Securities– 101.1% (Cost $1,093,169) ($ Thousands)		$1,457,945

Percentages	are based on Net Assets of $1,442,226 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2017 (see Note —). The total market value of securities on loan at December 31, 2017 was $26,349 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2017, such securities amounted to $4,715 ($ Thousands), or 0.3 of the net assets of the Fund).
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2017 was $27,114 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

PLC – Public Limited Company

L.P. – Limited Partnership

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,377,278	$–	$–	$1,377,278
Affiliated Partnership	–	27,114	–	27,114
Cash Equivalent	53,553	–	–	53,553

Total Investments in Securities	$1,430,831	$27,114	$–	$1,457,945

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2017, there were no Level 3 investments.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 12/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 30,531	$ 64,381	$ (67,801)	$ –	$ 3	$ 27,114	$ 38
SEI Daily Income Trust, Government Fund, CI F	54,157	71,007	(71,611)	–	–	53,553	156

Totals	$ 84,688	$ 135,388	$ (139,412)	$ –	$ 3	$ 80,667	$ 194

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 96.6%
Consumer Discretionary – 16.3%
Amazon.com Inc, Cl A *	42,608	$49,829
AutoZone Inc *	20,383	14,500
Delphi Automotive PLC *	22,456	1,905
Delphi Technologies PLC	–	–
Dollar General	87,006	8,092
Domino’s Pizza Inc	59,012	11,151
DR Horton	29,088	1,485
Home Depot Inc/The	121,594	23,046
Lear	8,330	1,472
Liberty Global PLC, Cl A *	3,800	136
Liberty Global PLC, Cl C *	198,206	6,707
Liberty Interactive Corp QVC Group, Cl A *	191,037	4,665
Lowe’s	168,126	15,626
Marriott International Inc/MD, Cl A	10,892	1,478
Netflix Inc *	62,720	12,040
NIKE Inc, Cl B	369,714	23,126
NVR Inc *	540	1,894
Priceline Group Inc/The *	8,491	14,755
Ross Stores	21,745	1,745
Thor Industries Inc	9,757	1,471
Tiffany & Co	50,876	5,289
TJX Cos Inc/The	229,051	17,513
Toll Brothers Inc	30,898	1,484
Tractor Supply Co	120,488	9,006
TripAdvisor Inc *	94,566	3,259
Ulta Beauty Inc *	65,980	14,757
Vail Resorts Inc	6,941	1,475
Yum China Holdings Inc	36,333	1,454

		249,360

Consumer Staples – 4.5%
Clorox Co/The	9,941	1,479
Colgate-Palmolive Co	254,760	19,222
Constellation Brands Inc, Cl A	68,135	15,573
Dr Pepper Snapple Group Inc	90,779	8,811
Estee Lauder Cos Inc/The, Cl A	13,098	1,666
Hershey Co/The	12,953	1,470
PepsiCo Inc	162,239	19,456
Sysco Corp, Cl A	26,592	1,615

		69,292

Energy – 0.7%
Halliburton Co	180,928	8,842
Pioneer Natural Resources Co	8,606	1,487

		10,329

Financials – 10.3%
Allstate	14,188	1,486
Berkshire Hathaway, Cl B *	25,535	5,062
Charles Schwab Corp/The	119,424	6,135
Citigroup	59,232	4,408

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CME Group Inc	129,614	$18,930
FactSet Research Systems Inc	59,458	11,461
First Republic Bank/CA	114,858	9,951
Intercontinental Exchange Inc	86,786	6,124
LPL Financial Holdings Inc	26,132	1,493
Moody’s Corp	222,038	32,775
MSCI Inc, Cl A	153,810	19,463
Progressive Corp/The	31,125	1,753
S&P Global Inc	73,633	12,473
SVB Financial Group, Cl B *	30,376	7,101
US Bancorp	267,681	14,342
Wells Fargo	72,012	4,369

		157,326

Health Care – 16.1%
Aetna, Cl A	8,333	1,503
Alexion Pharmaceuticals Inc *	81,272	9,719
Align Technology Inc *	6,031	1,340
Allergan PLC	7,894	1,291
Becton Dickinson	155,814	33,354
Biogen *	74,193	23,636
Boston Scientific Corp *	286,242	7,096
Celgene, Cl A *	56,596	5,906
Cigna	8,341	1,694
DENTSPLY SIRONA Inc	83,877	5,522
Exelixis Inc *	53,681	1,632
Gilead Sciences	20,335	1,457
Humana Inc	5,504	1,365
IDEXX Laboratories Inc *	8,875	1,388
Illumina Inc *	56,878	12,427
IQVIA Holdings Inc *	80,571	7,888
Johnson & Johnson	201,532	28,158
Mettler-Toledo International Inc *	32,933	20,403
Regeneron Pharmaceuticals Inc *	2,958	1,112
UnitedHealth Group	249,079	54,912
Varian Medical Systems Inc *	107,072	11,901
Vertex Pharmaceuticals Inc *	27,787	4,164
WellCare Health Plans Inc *	8,130	1,635
Zoetis Inc, Cl A	93,239	6,717

		246,220

Industrials – 9.2%
3M	86,410	20,338
Allison Transmission Holdings Inc	39,084	1,683
Boeing	14,224	4,195
Caterpillar Inc, Cl A	6,000	945
Cintas Corp	9,573	1,492
Copart Inc *	22,000	950
Equifax Inc	90,599	10,683
FedEx	26,747	6,674
Graco Inc	455,775	20,610
HD Supply Holdings Inc *	37,638	1,507

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Honeywell International Inc	28,197	$4,324
Huntington Ingalls Industries, Cl A	7,115	1,677
Masco Corp	22,000	967
Middleby Corp/The *	121,542	16,402
Roper Technologies Inc	28,215	7,308
Southwest Airlines Co, Cl A	84,128	5,506
TransDigm Group Inc (A)	22,579	6,201
TransUnion *	26,778	1,472
Union Pacific Corp	87,229	11,697
United Rentals Inc *	10,365	1,782
United Technologies Corp	103,947	13,261
WABCO Holdings Inc *	9,830	1,411

		141,085

Information Technology – 32.6%
Activision Blizzard Inc	158,116	10,012
Adobe Systems Inc *	111,863	19,603
Alibaba Group Holding Ltd ADR *	8,580	1,479
Alphabet Inc, Cl A *	46,342	48,817
Alphabet Inc, Cl C *	17,424	18,232
Analog Devices Inc	189,597	16,880
Apple Inc	122,472	20,726
Applied Materials	183,172	9,364
Arista Networks Inc *	22,474	5,294
ASML Holding NV, Cl G (A)	78,012	13,560
Autodesk Inc, Cl A *	108,611	11,386
Broadcom Ltd	24,942	6,408
Broadridge Financial Solutions Inc	10,000	906
CDW Corp/DE	20,939	1,455
Cognex Corp	26,908	1,646
Coherent Inc *	5,383	1,519
CSRA Inc	48,674	1,456
eBay Inc *	168,660	6,365
Electronic Arts Inc *	153,692	16,147
F5 Networks Inc, Cl A *	10,872	1,427
Facebook Inc, Cl A *	173,988	30,702
Fiserv Inc, Cl A *	11,655	1,528
Intuit Inc	9,496	1,498
IPG Photonics Corp *	6,893	1,476
KLA-Tencor Corp	13,883	1,459
Lam Research	8,128	1,496
Mastercard Inc, Cl A	247,455	37,455
MercadoLibre Inc	12,339	3,883
Microsoft Corp	726,077	62,109
NVIDIA Corp	68,135	13,184
Oracle, Cl B	384,205	18,165
PayPal Holdings Inc *	377,019	27,756
Red Hat Inc *	11,906	1,430
Skyworks Solutions	17,217	1,635
Square Inc, Cl A *(A)	44,144	1,530
Symantec Corp, Cl A	105,598	2,963
Take-Two Interactive Software Inc, Cl A *	80,746	8,864

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tencent Holdings Ltd ADR	309,908	$16,090
Teradyne	163,208	6,833
Texas Instruments Inc	29,290	3,059
Total System Services Inc	20,016	1,583
VeriSign Inc *	8,000	916
Visa Inc, Cl A	365,898	41,720

		500,016

Materials – 5.3%
Avery Dennison Corp	15,678	1,801
Chemours Co/The	31,805	1,592
DowDuPont Inc	29,000	2,065
Eagle Materials Inc	13,035	1,477
Ecolab Inc	97,111	13,030
LyondellBasell Industries, Cl A	14,718	1,624
Packaging Corp of America	13,305	1,604
Praxair Inc	90,758	14,038
Sherwin-Williams Co/The, Cl A	81,870	33,570
Vulcan Materials Co	85,439	10,968

		81,769

Real Estate – 1.4%
Crown Castle International Corp ‡	74,460	8,266
Equinix ‡	26,878	12,182
SBA Communications Corp, Cl A *‡	9,202	1,503

		21,951

Telecommunication Services – 0.2%
T-Mobile *	24,448	1,553
Zayo Group Holdings Inc *	42,390	1,560

		3,113

Total Common Stock (Cost $1,041,366) ($ Thousands)		1,480,461

AFFILIATED PARTNERSHIP – 1.4%
SEI Liquidity Fund, L.P. 1.350% **†(B)	21,074,129	21,074

Total Affiliated Partnership (Cost $21,073) ($ Thousands)		21,074

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl F 1.040%**†	42,472,842	$42,473

Total Cash Equivalent (Cost $42,473) ($ Thousands)		42,473

Total Investments in Securities – 100.8% (Cost $1,104,912) ($ Thousands)		$1,544,008

Percentages are based on Net Assets of $1,531,598 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2017. The total market value of securities on loan at December 31, 2017 was $20,570 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2017 was $21,074 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P.I – Limited Partnership

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the levels of inputs used as of December 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,480,461	$–	$–	$1,480,461
Affiliated Partnership	–	21,074	–	21,074
Cash Equivalent	42,473	–	–	42,473

Total Investments in Securities	$1,522,934	$21,074	$–	$1,544,008

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2017, there were no Level 3 investments.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 18,752	$ 34,728	$ (32,406)	$ –	$ –	$ 21,074	$ 3
SEI Daily Income Trust, Government Fund, CI F	51,512	94,824	(103,863)	–	–	42,473	129

Totals	$ 70,264	$ 129,552	$ (136,269)	$ –	$ –	$ 63,547	$ 132

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.4%
Consumer Discretionary – 14.0%
Amazon.com Inc, Cl A *	43,128	$50,437
AutoZone Inc *	24,290	17,279
Bed Bath & Beyond Inc (A)	91,588	2,014
Best Buy	186,465	12,767
BorgWarner Inc	47,851	2,445
Charter Communications Inc, Cl A *	20,643	6,935
Comcast, Cl A	162,942	6,526
Darden Restaurants Inc	3,127	300
Delphi Automotive PLC *	79,958	6,783
Delphi Technologies PLC	26,653	1,398
Dollar General	420,873	39,145
Dollar Tree Inc *	19,725	2,117
Domino’s Pizza Inc	20,805	3,931
DR Horton	37,847	1,933
General Motors	94,123	3,858
Genuine Parts Co	22,864	2,172
Graham Holdings Co, Cl B	809	452
Home Depot Inc	157,210	29,796
Kohl’s	46,716	2,533
L Brands Inc	299,706	18,048
Las Vegas Sands Corp	22,879	1,590
Lear	115,549	20,413
Liberty Global PLC, Cl C *	81,095	2,744
Liberty Interactive Corp QVC Group, Cl A *	567,023	13,847
Lowe’s	604,178	56,152
Macy’s (A)	115,047	2,898
Magna International, Cl A	129,268	7,326
Marriott International Inc, Cl A	40,040	5,435
Michael Kors Holdings Ltd *	74,276	4,676
Michaels Cos Inc *	317,734	7,686
Murphy USA Inc *	24,225	1,947
Netflix Inc *	65,622	12,597
NIKE Inc, Cl B	389,570	24,368
Norwegian Cruise Line Holdings Ltd *	285,518	15,204
NVR Inc *	1,071	3,757
Omnicom Group	125,645	9,151
Priceline Group Inc *	7,673	13,334
PulteGroup	504,441	16,773
PVH Corp	50,924	6,987
Regal Entertainment Group, Cl A	140,400	3,231
Ross Stores	243,090	19,508
Starbucks Corp	227,286	13,053
Target, Cl A	54,025	3,525
TEGNA	153,973	2,168
Tiffany & Co	39,063	4,061
Time Warner Inc	41,985	3,840
TJX Cos Inc	187,281	14,319
Toll Brothers Inc	94,549	4,540
TopBuild Corp *	51,618	3,910
Tractor Supply Co	73,032	5,459
Ulta Beauty Inc *	10,127	2,265

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Viacom, Cl B	274,833	$8,468
Walt Disney	54,000	5,805
Whirlpool	68,064	11,478
Wyndham Worldwide Corp	15,527	1,799

		545,183

Consumer Staples – 7.6%
Altria Group Inc	96,491	6,890
Anheuser-Busch InBev SA/NV ADR	85,244	9,510
Archer-Daniels-Midland	146,608	5,876
Clorox Co	30,000	4,462
Coca-Cola Co	83,088	3,812
Colgate-Palmolive Co	156,513	11,809
Conagra Brands Inc	49,133	1,851
Constellation Brands Inc, Cl A	79,385	18,145
Costco Wholesale Corp	89,408	16,641
CVS Health	359,863	26,090
Diageo PLC ADR	15,262	2,229
Dr Pepper Snapple Group Inc	29,055	2,820
Estee Lauder Cos Inc, Cl A	35,000	4,453
Hershey Co	26,294	2,985
Ingredion	55,632	7,777
JM Smucker	129,047	16,033
Kimberly-Clark Corp	87,387	10,544
Kraft Heinz Co	13,143	1,022
Kroger	864,549	23,732
Lamb Weston Holdings Inc	16,377	924
Mondelez International Inc, Cl A	24,475	1,048
Nu Skin Enterprises Inc, Cl A	24,106	1,645
PepsiCo Inc	146,390	17,555
Philip Morris International	207,430	21,915
Pilgrim’s Pride *	55,865	1,735
Procter & Gamble	101,644	9,339
Sysco Corp, Cl A	102,270	6,211
Tyson Foods, Cl A	281,181	22,795
Walgreens Boots Alliance	184,087	13,368
Wal-Mart Stores	222,560	21,978

		295,194

Energy – 5.1%
Andeavor	31,376	3,587
BP PLC ADR	265,989	11,179
Canadian Natural Resources Ltd	278,313	9,941
Chevron	228,261	28,576
Concho Resources Inc *	34,048	5,115
ConocoPhillips	184,839	10,146
Devon Energy	273,875	11,338
Exxon Mobil	164,776	13,782
Halliburton Co	84,336	4,121
Helmerich & Payne (A)	64,989	4,201
Marathon Oil Corp	290,425	4,917
Marathon Petroleum	237,204	15,651

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Occidental Petroleum	239,657	$17,653
PBF Energy, Cl A (A)	167,746	5,947
Phillips 66	113,325	11,463
QEP Resources Inc *	137,742	1,318
Royal Dutch Shell PLC ADR, Cl A	299,259	19,964
Transocean *	130,505	1,394
Valero Energy	211,817	19,468
Williams Cos Inc	51,872	1,582

		201,343

Financials – 16.3%
Aflac	184,700	16,213
Allstate	59,438	6,224
Ally Financial	59,881	1,746
American Financial Group Inc/OH	39,790	4,319
American International Group Inc	109,104	6,500
Ameriprise Financial	82,444	13,972
Assurant	122,808	12,384
Bank of America	1,650,747	48,730
BB&T	41,703	2,073
Berkshire Hathaway, Cl B *	93,247	18,483
Blackstone Group (B)	44,695	1,431
Brighthouse Financial *	11,764	690
Capital One Financial	113,167	11,269
Charles Schwab Corp/The	31,951	1,641
Chubb Ltd	30,040	4,390
CIT Group	14,719	725
Citigroup	379,987	28,275
CME Group Inc	117,119	17,105
Cullen/Frost Bankers Inc	23,595	2,233
Discover Financial Services	241,586	18,583
Everest Re Group	57,218	12,660
FactSet Research Systems Inc	11,209	2,161
Fifth Third Bancorp	478,279	14,511
Goldman Sachs Group	21,644	5,514
Hartford Financial Services Group	101,910	5,736
Huntington Bancshares Inc/OH	321,477	4,681
Intercontinental Exchange Inc	250,350	17,665
Invesco Ltd	126,803	4,633
JPMorgan Chase	478,943	51,218
KeyCorp	816,571	16,470
KKR, Cl Miscellaneous	266,561	5,614
Lincoln National	182,558	14,033
Marsh & McLennan	147,284	11,987
MetLife	129,408	6,543
Moody’s Corp	288,575	42,597
Morgan Stanley	311,935	16,367
MSCI Inc, Cl A	225,501	28,535
PNC Financial Services Group	46,966	6,777
Principal Financial Group, Cl A	139,391	9,835
Progressive Corp/The	44,272	2,493
Prudential Financial	112,425	12,927

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Regions Financial	507,300	$8,766
Reinsurance Group of America, Cl A	61,098	9,527
S&P Global Inc	34,866	5,906
Santander Consumer USA Holdings	177,265	3,301
State Street	181,276	17,694
SunTrust Banks	129,324	8,353
Synchrony Financial	35,514	1,371
T Rowe Price Group	24,474	2,568
Travelers	120,419	16,334
Unum Group	155,168	8,517
US Bancorp	70,019	3,752
Validus Holdings Ltd	28,272	1,327
Voya Financial	294,050	14,547
Wells Fargo	368,253	22,342

		634,248

Health Care – 15.4%
Abbott Laboratories	274,129	15,645
AbbVie	92,048	8,902
Aetna, Cl A	56,625	10,215
Akorn Inc *	207,402	6,685
Alexion Pharmaceuticals Inc *	19,615	2,346
Allergan PLC	21,656	3,542
AmerisourceBergen, Cl A	110,450	10,141
Amgen, Cl A	145,948	25,380
Anthem	79,013	17,779
AstraZeneca PLC ADR	176,657	6,130
Baxter International Inc	180,158	11,645
Becton Dickinson	296,719	63,516
Biogen *	109,633	34,926
Bioverativ Inc *	47,853	2,580
Cardinal Health Inc	72,515	4,443
Celgene, Cl A *	245,980	25,670
Centene *	83,877	8,461
Cigna	68,071	13,825
DENTSPLY SIRONA Inc	72,772	4,791
Edwards Lifesciences Corp, Cl A *	20,638	2,326
Eli Lilly & Co	24,164	2,041
Gilead Sciences	120,443	8,628
HCA Healthcare	109,165	9,589
Horizon Pharma *	139,419	2,035
Humana Inc	44,504	11,040
IDEXX Laboratories Inc *	72,356	11,315
Illumina Inc *	20,963	4,580
Intuitive Surgical Inc *	8,418	3,072
IQVIA Holdings Inc *	70,943	6,945
Johnson & Johnson	416,232	58,156
McKesson	31,594	4,927
Merck	287,926	16,202
Mettler-Toledo International Inc *	31,398	19,452
Novartis AG ADR	130,223	10,933
Novo Nordisk A/S ADR	152,089	8,163

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pfizer	706,138	$25,576
Quest Diagnostics Inc	12,728	1,254
Shire PLC ADR	10,326	1,602
United Therapeutics *	47,682	7,055
UnitedHealth Group	396,675	87,451
Varex Imaging Corp *	30,650	1,231
Varian Medical Systems Inc *	44,957	4,997
Zimmer Biomet Holdings	83,204	10,040
Zoetis Inc, Cl A	63,768	4,594

		599,826

Industrials – 10.0%
3M	209,633	49,341
AECOM *	66,702	2,478
AerCap Holdings NV *	175,578	9,237
AGCO	52,600	3,757
Alaska Air Group	108,695	7,990
American Airlines Group	76,487	3,980
Boeing	35,817	10,563
Caterpillar Inc, Cl A	47,565	7,495
Cummins Inc	24,737	4,370
Deere & Co	31,142	4,874
Delta Air Lines, Cl A	373,873	20,937
Eaton Corp	101,803	8,043
Equifax Inc	9,257	1,092
FedEx	24,819	6,193
General Electric	224,840	3,923
Graco Inc	568,764	25,719
Harris Corp	25,220	3,572
Huntington Ingalls Industries, Cl A	41,706	9,830
Illinois Tool Works	260,216	43,417
Johnson Controls International plc	26,731	1,019
Lockheed Martin Corp	35,370	11,356
LSC Communications Inc	65,659	995
ManpowerGroup	22,232	2,804
Masco Corp	44,254	1,944
Middleby Corp/The *	45,552	6,147
Norfolk Southern Corp	64,160	9,297
Northrop Grumman Corp	61,242	18,796
Oshkosh Corp	98,940	8,993
Owens Corning	28,000	2,574
Raytheon	106,117	19,934
Robert Half International Inc	69,290	3,848
Roper Technologies Inc	15,713	4,070
Siemens AG ADR	30,173	2,090
Southwest Airlines Co, Cl A	177,834	11,639
SPX Corp *	169,689	5,327
Stanley Black & Decker Inc	8,449	1,434
Terex Corp	66,352	3,199
Trinity Industries	90,264	3,381
Union Pacific Corp	10,126	1,358
United Continental Holdings *	134,548	9,069

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Rentals Inc *	13,833	$2,378
United Technologies Corp	90,883	11,594
USG *	41,806	1,612
Waste Management	32,151	2,775
WW Grainger	64,211	15,170

		389,614

Information Technology – 20.3%
Activision Blizzard Inc	181,346	11,483
Adobe Systems Inc *	137,412	24,080
Alibaba Group Holding Ltd ADR *	8,581	1,480
Alphabet Inc, Cl A *	34,790	36,648
Alphabet Inc, Cl C *	26,751	27,992
Amdocs Ltd	87,071	5,701
Analog Devices Inc	82,993	7,389
Apple Inc	284,529	48,151
Applied Materials	507,844	25,961
ASML Holding NV, Cl G	57,233	9,948
Autodesk Inc, Cl A *	30,220	3,168
Automatic Data Processing	156,283	18,315
Broadcom Ltd	27,141	6,973
CA	42,468	1,413
Cars.com Inc *(A)	51,324	1,480
Cisco Systems	520,418	19,932
Citrix Systems Inc *	44,716	3,935
Cognizant Technology Solutions Corp, Cl A	96,335	6,842
Corning, Cl B	234,159	7,491
DST Systems Inc	23,270	1,444
DXC Technology	38,661	3,669
eBay Inc *	461,918	17,433
Electronic Arts Inc *	137,324	14,427
Facebook Inc, Cl A *	209,203	36,916
Genpact Ltd	71,173	2,259
Global Payments Inc	15,901	1,594
Hewlett Packard Enterprise	307,307	4,413
HP	480,394	10,093
Intel	570,596	26,339
International Business Machines	32,924	5,051
Intuit Inc	156,005	24,614
Jabil	58,700	1,541
Juniper Networks	66,060	1,883
Keysight Technologies Inc *	148,082	6,160
Lam Research	22,006	4,051
Marvell Technology Group	291,026	6,248
Mastercard Inc, Cl A	372,740	56,418
Micro Focus International PLC ADR *	42,201	1,418
Microchip Technology (A)	95,833	8,422
Micron Technology *	446,316	18,353
Microsoft Corp	821,615	70,281
Motorola Solutions Inc	12,215	1,103
NVIDIA Corp	14,094	2,727
Oracle, Cl B	267,111	12,629

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PayPal Holdings Inc *	292,688	$21,548
QUALCOMM	240,762	15,414
Red Hat Inc *	16,812	2,019
salesforce.com Inc *	15,984	1,634
Seagate Technology (A)	112,151	4,692
ServiceNow Inc *	18,268	2,382
Skyworks Solutions	150,967	14,334
Symantec Corp, Cl A	124,913	3,505
Tech Data *	22,300	2,185
Tencent Holdings Ltd ADR	375,591	19,501
Teradata Corp *	50,205	1,931
Texas Instruments Inc	211,061	22,043
VeriSign Inc *(A)	91,384	10,458
Visa Inc, Cl A	417,202	47,569
Vishay Intertechnology (A)	88,686	1,840
Western Digital	72,366	5,755
Yelp Inc, Cl A *	51,177	2,147
Zendesk Inc *	63,012	2,132
Zynga Inc, Cl A *	227,798	911

		789,868

Materials – 4.5%
Cabot	99,097	6,103
Celanese, Cl A	28,298	3,030
DowDuPont Inc	192,015	13,675
Eastman Chemical	109,370	10,132
Ecolab Inc	52,198	7,004
Freeport-McMoRan, Cl B *	641,661	12,166
Huntsman	312,058	10,389
Ingevity *	14,131	996
International Paper	367,473	21,291
Louisiana-Pacific Corp *	155,746	4,090
LyondellBasell Industries, Cl A	132,110	14,574
Nucor	46,516	2,958
Owens-Illinois *	225,590	5,001
Praxair Inc	61,077	9,448
Reliance Steel & Aluminum	22,781	1,954
Sherwin-Williams Co, Cl A	89,695	36,779
United States Steel	210,334	7,402
Vulcan Materials Co	8,317	1,068
Westlake Chemical Corp	14,664	1,562
WestRock Co	84,787	5,359

		174,981

Real Estate – 1.8%
Brandywine Realty Trust ‡	138,389	2,517
CBRE Group, Cl A *	41,173	1,783
Crown Castle International Corp ‡	198,875	22,077
Equinix ‡	41,936	19,006
HCP ‡	110,422	2,880
Hospitality Properties Trust ‡	97,540	2,912
Host Hotels & Resorts ‡	141,505	2,809

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Public Storage ‡	18,999	$3,971
SBA Communications Corp, Cl A *‡	53,836	8,795
Simon Property Group ‡	6,723	1,155
Welltower ‡	66,213	4,222

		72,127

Telecommunication Services – 0.8%
AT&T	387,640	15,071
BCE Inc	227,555	10,925
Verizon Communications	97,068	5,138

		31,134

Utilities – 1.6%
Ameren	113,300	6,684
American Electric Power	179,636	13,216
CenterPoint Energy	65,000	1,843
Edison International	165,088	10,440
Entergy	36,104	2,939
Exelon	317,795	12,524
NextEra Energy Inc	35,037	5,472
Public Service Enterprise Group	158,869	8,182

		61,300

Total Common Stock (Cost $1,967,607) ($ Thousands)		3,794,818

	Number of Rights
RIGHTS – 0.0%
Safeway CVR - PDC ‡‡	107,954	5
Safeway CVR - Casa Ley ‡‡	107,954	110

Total Rights (Cost $–) ($ Thousands)		115

	Shares
AFFILIATED PARTNERSHIP – 0.7%
SEI Liquidity Fund, L.P.
1.350% **†(C)	27,940,818	27,944

Total Affiliated Partnership (Cost $27,938) ($ Thousands)		27,944

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 2.4%
SEI Daily Income Trust, Government Fund, Cl F 1.040%**†	93,164,878	$93,165

Total Cash Equivalent (Cost $93,165) ($ Thousands)		93,165

Total Investments in Securities – 100.5% (Cost $2,088,710) ($ Thousands)		$3,916,042

Percentages are based on Net Assets of $3,894,793 ($ Thousands).
*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2017. The total market value of securities on loan at December 31, 2017 was $27,083 ($ Thousands).

(B)	Security is a Master Limited Partnership. At December 31, 2017, such securities amounted to $1,431 ($ Thousands), or 0.0% of the net assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2017 was $27,944 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

CVR – Contingent Value Rights

LP – Limited Partnership

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

S&P – Standard & Poor’s

SPX – Standard & Poor’s 500 Index

The following is a list of the levels of inputs used as of December 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,794,818	$–	$–	$3,794,818
Rights	–	115	–	115
Affiliated Partnership	–	27,944	–	27,944
Cash Equivalent	93,165	–	–	93,165

Total Investments in Securities	$3,887,983	$28,059	$–	$3,916,042

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$36,832	$117,546	$(126,437)	$ –	$ 3	$27,944	$57
SEI Daily Income Trust, Government Fund, CI F	162,415	57,878	(127,128)	–	–	93,165	317

Totals	$199,247	$175,424	$(253,565)	$ –	$ 3	$121,109	$374

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.2%
Consumer Discretionary – 12.0%
Advance Auto Parts	2,700	$269
Amazon.com Inc, Cl A *	14,449	16,898
AutoZone Inc *	994	707
Best Buy	9,154	627
BorgWarner Inc	7,100	363
CarMax Inc *	6,700	430
Carnival Corp	14,684	975
CBS Corp, Cl B	13,226	780
Charter Communications Inc, Cl A *	7,000	2,352
Chipotle Mexican Grill Inc, Cl A *(A)	904	261
Comcast, Cl A	168,096	6,732
Darden Restaurants Inc	4,418	424
Delphi Automotive PLC *	9,600	814
Discovery Communications, Cl C *	7,600	161
Discovery Communications Inc, Cl A *(A)	5,600	125
DISH Network Corp, Cl A *	8,100	387
Dollar General	9,400	874
Dollar Tree Inc *	8,454	907
DR Horton	12,158	621
Expedia Inc	4,355	522
Foot Locker, Cl A	4,700	220
Ford Motor	140,437	1,754
Gap	8,131	277
Garmin Ltd (A)	3,905	233
General Motors	46,013	1,886
Genuine Parts Co	5,336	507
Goodyear Tire & Rubber	9,093	294
H&R Block	7,613	200
Hanesbrands	13,400	280
Harley-Davidson, Cl A (A)	6,108	311
Hasbro Inc	4,096	372
Hilton Worldwide Holdings	7,300	583
Home Depot Inc/The	42,045	7,969
Interpublic Group of Cos Inc/The	14,201	286
Kohl’s	6,056	328
L Brands Inc	9,027	544
Leggett & Platt Inc	4,759	227
Lennar Corp, Cl A	7,216	456
LKQ Corp *	11,300	460
Lowe’s	30,049	2,793
Macy’s	11,264	284
Marriott International Inc/MD, Cl A	11,024	1,496
Mattel Inc (A)	12,531	193
McDonald’s Corp	28,717	4,943
MGM Resorts International	18,700	624
Michael Kors Holdings Ltd *	5,600	353
Mohawk Industries Inc *	2,300	635
Netflix Inc *	15,600	2,995
Newell Brands Inc, Cl B	17,355	536
News Corp	13,975	227
News Corp, Cl B	4,000	66

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NIKE Inc, Cl B	47,294	$2,958
Nordstrom Inc	4,007	190
Norwegian Cruise Line Holdings Ltd *	6,400	341
Omnicom Group	8,204	597
O’Reilly Automotive Inc *	3,100	746
Priceline Group Inc/The *	1,783	3,098
PulteGroup	9,899	329
PVH Corp	2,800	384
Ralph Lauren Corp, Cl A	2,005	208
Ross Stores	14,036	1,126
Royal Caribbean Cruises Ltd	6,200	740
Scripps Networks Interactive Inc, Cl A	3,500	299
Signet Jewelers Ltd	2,200	124
Starbucks Corp	51,234	2,942
Tapestry Inc	10,019	443
Target, Cl A	19,828	1,294
Tiffany & Co	3,678	382
Time Warner Inc	28,025	2,563
TJX Cos Inc/The	22,843	1,747
Tractor Supply Co	4,600	344
TripAdvisor Inc *	3,955	136
Twenty-First Century Fox Inc, Cl A	37,759	1,304
Twenty-First Century Fox Inc, Cl B	15,800	539
Ulta Beauty Inc *	2,100	470
Under Armour Inc, Cl A *(A)	7,005	101
Under Armour Inc, Cl C *(A)	6,449	86
VF Corp	11,765	871
Viacom, Cl B	12,601	388
Walt Disney	54,453	5,854
Whirlpool	2,605	439
Wyndham Worldwide Corp	3,602	417
Wynn Resorts Ltd	2,900	489
Yum! Brands Inc	12,170	993

		100,503

Consumer Staples – 8.1%
Altria Group Inc	68,773	4,911
Archer-Daniels-Midland	20,075	805
Brown-Forman Corp, Cl B	7,092	487
Campbell Soup	7,084	341
Church & Dwight Co Inc	9,100	457
Clorox Co/The	4,642	690
Coca-Cola Co/The	138,349	6,347
Colgate-Palmolive Co	31,695	2,391
Conagra Brands Inc	15,065	568
Constellation Brands Inc, Cl A	6,200	1,417
Costco Wholesale Corp	15,818	2,944
Coty Inc, Cl A	17,314	344
CVS Health	36,452	2,643
Dr Pepper Snapple Group Inc	6,500	631
Estee Lauder Cos Inc/The, Cl A	8,000	1,018
General Mills Inc	20,686	1,226

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hershey Co/The	5,112	$580
Hormel Foods Corp	9,908	361
JM Smucker	4,053	504
Kellogg Co	9,067	616
Kimberly-Clark Corp	12,703	1,533
Kraft Heinz Co/The	21,408	1,665
Kroger	32,636	896
McCormick & Co Inc/MD	4,266	435
Molson Coors Brewing Co, Cl B	6,751	554
Mondelez International Inc, Cl A	53,820	2,303
Monster Beverage Corp *	14,954	946
PepsiCo Inc	51,215	6,142
Philip Morris International	56,087	5,926
Procter & Gamble	91,908	8,445
Sysco Corp, Cl A	17,220	1,046
Tyson Foods, Cl A	10,503	851
Walgreens Boots Alliance	31,457	2,284
Wal-Mart Stores	52,861	5,220

		67,527

Energy – 6.0%
Anadarko Petroleum, Cl A	19,685	1,056
Andeavor	5,200	595
Apache Corp	13,600	574
Baker Hughes a GE Co	15,249	482
Cabot Oil & Gas Corp	16,913	484
Chesapeake Energy Corp *(A)	33,422	132
Chevron	68,423	8,566
Cimarex Energy Co	3,504	427
Concho Resources Inc *	5,400	811
ConocoPhillips	43,060	2,364
Devon Energy	18,813	779
EOG Resources Inc	20,897	2,255
EQT Corp	8,705	495
Exxon Mobil	152,846	12,784
Halliburton Co	31,142	1,522
Helmerich & Payne (A)	3,905	252
Hess Corp	9,575	455
Kinder Morgan	68,882	1,245
Marathon Oil Corp	30,256	512
Marathon Petroleum	17,564	1,159
National Oilwell Varco Inc, Cl A	13,568	489
Newfield Exploration Co *	7,400	233
Noble Energy Inc	17,600	513
Occidental Petroleum	27,464	2,023
ONEOK Inc	13,609	727
Phillips 66	15,475	1,565
Pioneer Natural Resources Co	6,104	1,055
Range Resources	8,300	142
Schlumberger, Cl A	49,900	3,363
TechnipFMC PLC	15,800	495
Valero Energy	15,808	1,453

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Williams Cos Inc/The	29,669	$905

		49,912

Financials – 14.6%
Affiliated Managers Group Inc	2,000	411
Aflac	14,217	1,248
Allstate	13,059	1,367
American Express Co	25,928	2,575
American International Group Inc	32,530	1,938
Ameriprise Financial	5,384	912
Aon PLC	9,029	1,210
Arthur J Gallagher & Co	6,500	411
Assurant	2,005	202
Bank of America	349,945	10,330
Bank of New York Mellon Corp/The	36,899	1,987
BB&T	28,406	1,412
Berkshire Hathaway, Cl B *	69,417	13,760
BlackRock Inc	4,461	2,292
Brighthouse Financial *	3,603	211
Capital One Financial	17,366	1,729
Cboe Global Markets Inc	4,100	511
Charles Schwab Corp/The	42,836	2,201
Chubb Ltd	16,734	2,445
Cincinnati Financial Corp	5,483	411
Citigroup	95,351	7,095
Citizens Financial Group	18,100	760
CME Group Inc	12,240	1,788
Comerica Inc	6,292	546
Discover Financial Services	13,030	1,002
E*TRADE Financial Corp *	10,052	498
Everest Re Group	1,500	332
Fifth Third Bancorp	25,411	771
Franklin Resources	11,750	509
Goldman Sachs Group	12,665	3,227
Hartford Financial Services Group	12,986	731
Huntington Bancshares Inc/OH	38,814	565
Intercontinental Exchange Inc	21,205	1,496
Invesco Ltd	14,500	530
JPMorgan Chase	125,200	13,389
KeyCorp	39,283	792
Leucadia National Corp	11,313	300
Lincoln National	7,998	615
Loews Corp	9,862	493
M&T Bank Corp	5,425	928
Marsh & McLennan	18,459	1,502
MetLife	38,039	1,923
Moody’s Corp	6,008	887
Morgan Stanley	50,161	2,632
Nasdaq Inc, Cl A	4,200	323
Navient Corp	10,343	138
Northern Trust Corp	7,709	770
People’s United Financial Inc	12,600	236

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PNC Financial Services Group	17,184	$2,480
Principal Financial Group, Cl A	9,557	674
Progressive Corp/The	21,085	1,188
Prudential Financial	15,366	1,767
Raymond James Financial Inc	4,700	420
Regions Financial	41,763	722
S&P Global Inc	9,221	1,562
State Street	13,391	1,307
SunTrust Banks	17,296	1,117
Synchrony Financial	26,763	1,033
T Rowe Price Group	8,608	903
Torchmark Corp, Cl A	3,839	348
Travelers	9,956	1,350
Unum Group	8,161	448
US Bancorp	56,823	3,045
Wells Fargo	159,915	9,702
Willis Towers Watson PLC	4,821	727
XL Group Ltd	9,305	327
Zions Bancorporation	7,460	379

		121,840

Health Care – 13.5%
Abbott Laboratories	62,619	3,574
AbbVie	57,568	5,567
Aetna, Cl A	11,707	2,112
Agilent Technologies Inc	11,515	771
Alexion Pharmaceuticals Inc *	8,000	957
Align Technology Inc *	2,600	578
Allergan PLC	12,053	1,972
AmerisourceBergen, Cl A	5,796	532
Amgen, Cl A	26,129	4,544
Anthem	9,202	2,071
Baxter International Inc	18,035	1,166
Becton Dickinson	9,572	2,049
Biogen *	7,600	2,421
Boston Scientific Corp *	49,112	1,217
Bristol-Myers Squibb Co	59,092	3,621
Cardinal Health Inc	11,359	696
Celgene, Cl A *	28,305	2,954
Centene *	6,300	636
Cerner Corp *	11,400	768
Cigna	8,871	1,802
Cooper Cos Inc/The, Cl A	1,800	392
Danaher Corp, Cl A	22,096	2,051
DaVita Inc *	5,605	405
DENTSPLY SIRONA Inc	8,309	547
Edwards Lifesciences Corp, Cl A *	7,600	857
Eli Lilly & Co	34,939	2,951
Envision Healthcare Corp *	4,368	151
Express Scripts *	20,370	1,520
Gilead Sciences	47,066	3,372
HCA Healthcare	10,205	896

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Henry Schein Inc *	5,800	$405
Hologic Inc *	10,300	440
Humana Inc	5,201	1,290
IDEXX Laboratories Inc *	3,100	485
Illumina Inc *	5,300	1,158
Incyte Corp *	6,100	578
Intuitive Surgical Inc *	4,060	1,482
IQVIA Holdings Inc *	5,200	509
Johnson & Johnson	96,954	13,546
Laboratory Corp of America Holdings *	3,663	584
McKesson	7,569	1,180
Medtronic PLC	48,772	3,938
Merck	98,474	5,541
Mettler-Toledo International Inc *	900	558
Mylan *	19,315	817
Patterson Cos Inc	2,900	105
PerkinElmer Inc	4,040	295
Perrigo Co PLC	4,804	419
Pfizer	215,056	7,789
Quest Diagnostics Inc	4,924	485
Regeneron Pharmaceuticals Inc *	2,800	1,053
ResMed Inc	5,200	440
Stryker Corp	11,546	1,788
Thermo Fisher Scientific Inc	14,452	2,744
UnitedHealth Group	34,828	7,678
Universal Health Services, Cl B	3,200	363
Varian Medical Systems Inc *	3,305	367
Vertex Pharmaceuticals Inc *	9,100	1,364
Waters Corp *	2,897	560
Zimmer Biomet Holdings	7,260	876
Zoetis Inc, Cl A	17,646	1,271

		113,258

Industrials – 10.1%
3M	21,501	5,061
Acuity Brands Inc	1,500	264
Alaska Air Group	4,400	323
Allegion PLC	3,470	276
American Airlines Group	15,609	812
AMETEK Inc	8,200	594
AO Smith Corp	5,300	325
Arconic Inc	15,278	416
Boeing	20,241	5,969
Caterpillar Inc, Cl A	21,406	3,373
CH Robinson Worldwide Inc	5,005	446
Cintas Corp	3,112	485
CSX Corp	32,172	1,770
Cummins Inc	5,644	997
Deere & Co	11,506	1,801
Delta Air Lines, Cl A	23,913	1,339
Dover Corp	5,537	559
Eaton Corp	16,015	1,265

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Emerson Electric Co	23,215	$1,618
Equifax Inc	4,330	511
Expeditors International of Washington Inc	6,609	428
Fastenal Co, Cl A	10,309	564
FedEx	8,905	2,222
Flowserve Corp	4,800	202
Fluor Corp	5,144	266
Fortive Corp	11,048	799
Fortune Brands Home & Security Inc	5,600	383
General Dynamics Corp	10,030	2,041
General Electric	311,709	5,439
Harris Corp	4,300	609
Honeywell International Inc	27,451	4,210
IHS Markit Ltd *	13,100	592
Illinois Tool Works	11,129	1,857
Ingersoll-Rand	9,004	803
Jacobs Engineering Group Inc	4,404	291
JB Hunt Transport Services Inc	3,100	356
Johnson Controls International plc	33,309	1,269
Kansas City Southern	3,700	389
L3 Technologies	2,823	559
Lockheed Martin Corp	9,036	2,901
Masco Corp	11,468	504
Nielsen Holdings PLC	12,000	437
Norfolk Southern Corp	10,330	1,497
Northrop Grumman Corp	6,323	1,941
PACCAR Inc	12,591	895
Parker-Hannifin Corp, Cl A	4,771	952
Pentair PLC	5,866	414
Quanta Services Inc *	5,400	211
Raytheon	10,473	1,967
Republic Services Inc	8,183	553
Robert Half International Inc	4,632	257
Rockwell Automation Inc	4,630	909
Rockwell Collins Inc	5,878	797
Roper Technologies Inc	3,700	958
Snap-on Inc	2,053	358
Southwest Airlines Co, Cl A	19,762	1,293
Stanley Black & Decker Inc	5,540	940
Stericycle Inc, Cl A *	3,104	211
Textron	9,607	544
TransDigm Group Inc (A)	1,700	467
Union Pacific Corp	28,393	3,808
United Continental Holdings *	9,300	627
United Parcel Service Inc, Cl B	24,724	2,946
United Rentals Inc *	3,100	533
United Technologies Corp	26,776	3,416
Verisk Analytics Inc, Cl A *	5,500	528
Waste Management	14,428	1,245
WW Grainger	1,865	441

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem Inc/NY	6,600	$450

		84,483

Information Technology – 23.3%
Accenture PLC, Cl A	22,304	3,414
Activision Blizzard Inc	27,100	1,716
Adobe Systems Inc *	17,741	3,109
Advanced Micro Devices Inc *(A)	28,200	290
Akamai Technologies Inc *	6,304	410
Alliance Data Systems Corp	1,700	431
Alphabet Inc, Cl A *	10,746	11,320
Alphabet Inc, Cl C *	10,870	11,374
Amphenol Corp, Cl A	10,909	958
Analog Devices Inc	13,171	1,173
ANSYS Inc *	3,100	457
Apple Inc	185,182	31,338
Applied Materials	38,450	1,966
Autodesk Inc, Cl A *	7,917	830
Automatic Data Processing	15,959	1,870
Broadcom Ltd	14,646	3,763
CA	11,140	371
Cadence Design Systems Inc *	10,100	422
Cisco Systems	178,161	6,824
Citrix Systems Inc *	5,142	452
Cognizant Technology Solutions Corp, Cl A	21,405	1,520
Corning, Cl B	31,308	1,002
CSRA Inc	5,938	178
DXC Technology	10,230	971
eBay Inc *	34,949	1,319
Electronic Arts Inc *	11,078	1,164
F5 Networks Inc, Cl A *	2,300	302
Facebook Inc, Cl A *	86,009	15,177
Fidelity National Information Services Inc, Cl B	12,065	1,135
Fiserv Inc, Cl A *	7,560	991
FLIR Systems Inc	5,100	238
Gartner Inc *	3,300	406
Global Payments Inc	5,500	551
Hewlett Packard Enterprise	58,591	841
HP	60,591	1,273
Intel	168,863	7,795
International Business Machines	31,033	4,761
Intuit Inc	8,786	1,386
Juniper Networks	13,500	385
KLA-Tencor Corp	5,571	585
Lam Research	5,822	1,072
Mastercard Inc, Cl A	33,517	5,073
Microchip Technology (A)	8,404	739
Micron Technology *	41,669	1,713
Microsoft Corp	278,289	23,805
Motorola Solutions Inc	5,789	523
NetApp Inc	9,585	530
NVIDIA Corp	21,665	4,192

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oracle, Cl B	109,923	$5,197
Paychex Inc	11,469	781
PayPal Holdings Inc *	40,649	2,993
Qorvo Inc *	4,600	306
QUALCOMM	53,254	3,409
Red Hat Inc *	6,400	769
salesforce.com Inc *	24,709	2,526
Seagate Technology (A)	10,300	431
Skyworks Solutions	6,604	627
Symantec Corp, Cl A	22,147	621
Synopsys Inc *	5,500	469
TE Connectivity Ltd	12,709	1,208
Texas Instruments Inc	35,566	3,714
Total System Services Inc	6,089	482
VeriSign Inc *	3,000	343
Visa Inc, Cl A	65,418	7,459
Western Digital	10,674	849
Western Union Co/The	17,034	324
Xerox	7,876	230
Xilinx Inc	8,909	601

		195,454

Materials – 2.9%
Air Products & Chemicals Inc	7,826	1,284
Albemarle Corp	4,000	511
Avery Dennison Corp	3,215	369
Ball Corp	12,472	472
CF Industries Holdings Inc	8,550	364
DowDuPont Inc	84,221	5,998
Eastman Chemical	5,120	474
Ecolab Inc	9,334	1,252
FMC Corp	4,900	464
Freeport-McMoRan, Cl B *	48,636	922
International Flavors & Fragrances Inc	2,894	442
International Paper	14,774	856
LyondellBasell Industries, Cl A	11,804	1,302
Martin Marietta Materials Inc, Cl A	2,300	508
Monsanto Co	15,857	1,852
Mosaic Co/The	12,809	329
Newmont Mining Corp	19,125	718
Nucor	11,395	724
Packaging Corp of America	3,400	410
PPG Industries Inc	9,190	1,074
Praxair Inc	10,299	1,593
Sealed Air Corp	6,728	332
Sherwin-Williams Co/The, Cl A	2,916	1,196
Vulcan Materials Co	4,749	610
WestRock Co	9,284	587

		24,643

Real Estate – 2.8%
Alexandria Real Estate Equities ‡	3,300	431

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Tower Corp, Cl A ‡	15,500	$2,211
Apartment Investment & Management, Cl A ‡	5,839	255
AvalonBay Communities ‡	5,008	894
Boston Properties ‡	5,600	728
CBRE Group, Cl A *	10,909	473
Crown Castle International Corp ‡	14,604	1,621
Digital Realty Trust, Cl A ‡	7,400	843
Duke Realty ‡	12,700	346
Equinix ‡	2,856	1,294
Equity Residential ‡	13,144	838
Essex Property Trust ‡	2,400	579
Extra Space Storage ‡	4,600	402
Federal Realty Investment Trust ‡	2,600	345
GGP ‡	22,700	531
HCP ‡	16,800	438
Host Hotels & Resorts ‡	26,474	526
Iron Mountain ‡	9,538	360
Kimco Realty ‡	15,613	283
Macerich ‡	3,904	256
Mid-America Apartment Communities Inc ‡	4,100	412
Prologis ‡	19,300	1,245
Public Storage ‡	5,433	1,136
Realty Income Corp ‡	9,800	559
Regency Centers ‡	5,399	374
SBA Communications Corp, Cl A *‡	4,300	702
Simon Property Group ‡	11,206	1,925
SL Green Realty Corp ‡	3,500	353
UDR ‡	9,800	378
Ventas ‡	12,732	764
Vornado Realty Trust ‡	6,177	483
Welltower ‡	13,300	848
Weyerhaeuser Co ‡	26,961	951

		23,784

Telecommunication Services – 2.0%
AT&T	221,559	8,614
CenturyLink Inc	35,270	588
Verizon Communications	147,196	7,791

		16,993

Utilities – 2.9%
AES Corp/VA	24,390	264
Alliant Energy Corp	8,400	358
Ameren	8,653	510
American Electric Power	17,615	1,296
American Water Works Co Inc	6,500	595
CenterPoint Energy	15,385	436
CMS Energy Corp	10,201	483
Consolidated Edison	11,133	946
Dominion Energy Inc	23,140	1,876
DTE Energy Co	6,445	705
Duke Energy Corp	25,316	2,129

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edison International	11,657	$737
Entergy	6,364	518
Eversource Energy	11,335	716
Exelon	34,555	1,362
FirstEnergy	15,823	485
NextEra Energy Inc	16,920	2,643
NiSource Inc	11,892	305
NRG Energy Inc	10,713	305
PG&E	18,329	822
Pinnacle West Capital	3,949	336
PPL Corp	24,471	757
Public Service Enterprise Group	18,130	934
SCANA	5,304	211
Sempra Energy	8,970	959
Southern Co/The	36,035	1,733
WEC Energy Group Inc	11,319	752
Xcel Energy Inc	18,236	877

		24,050

Total Common Stock (Cost $351,639) ($ Thousands)		822,447

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS – 0.1%
U.S. Treasury Bills
1.121%, 02/01/2018 (B)(C)	$527	527

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.370%, 06/07/2018 (B)(C)	$280	$278

Total U.S. Treasury Obligations (Cost $805) ($ Thousands)		805

	Shares
AFFILIATED PARTNERSHIP – 0.4%
SEI Liquidity Fund, L.P. 1.350% **† (D)	3,619,258	3,619

Total Affiliated Partnership (Cost $3,619) ($ Thousands)		3,619

CASH EQUIVALENT – 1.8%
SEI Daily Income Trust, Government Fund, Cl F 1.040%**†	14,817,617	14,818

Total Cash Equivalent (Cost $14,818) ($ Thousands)		14,818

Total Investments – 100.5% (Cost $370,881) ($ Thousands)		$841,689

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	117	Mar-2018	$15,458	$15,655	$197

Percentages are based on Net Assets of $837,578 ($ Thousands).
*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2017. The total market value of securities on loan at December 31, 2017 was $3,493 ($ Thousands).

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2017 was $3,619 ($ Thousands).

Cl – Class

L.P. – Limited Partnership

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the levels of inputs used as of December 31, 2017 in valuing the fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$822,447	$–	$–	$822,447
U.S. Treasury Obligations	–	805	–	805
Affiliated Partnership	–	3,619	–	3,619
Cash Equivalent	14,818	–	–	14,818

Total Investments in Securities	$837,265	$4,424	$–	$841,689

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$197	$–	$–	$197

Total Other Financial Instruments	$197	$–	$–	$197

*Futures contracts are valued at the unrealized depreciation on the instrument.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

S&P 500 Index Fund (Continued)

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 12/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 3,765	$ 4,012	$ (4,158)	$ –	$ –	$ 3,619	$ 3
SEI Daily Income Trust, Government Fund, CI F	14,705	14,722	(14,609)	–	–	14,818	32

Totals	$ 18,470	$ 18,734	$ (18,767)	$ –	$ –	$ 18,437	$ 35

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 96.2%
Consumer Discretionary – 14.6%
Adient PLC	7,524	$592
Adtalem Global Education Inc	13,384	563
Advance Auto Parts	12,044	1,201
American Axle & Manufacturing Holdings Inc *	33,476	570
Asbury Automotive Group Inc *	9,817	628
At Home Group Inc *	23,842	725
Bed Bath & Beyond Inc	27,364	602
Big Lots Inc (A)	69,108	3,880
Bloomin’ Brands Inc	27,100	578
Boot Barn Holdings Inc *	43,513	723
Bridgepoint Education Inc, Cl A *	65,944	547
Buffalo Wild Wings Inc *	19,569	3,060
Callaway Golf Co	41,066	572
Camping World Holdings, Cl A	17,558	785
Capella Education Co	7,839	607
Century Communities Inc *	35,258	1,097
Cheesecake Factory Inc/The (A)	122,810	5,917
Citi Trends Inc	22,905	606
Conn’s *(A)	77,071	2,740
Cooper-Standard Holdings Inc *	6,299	772
Core-Mark Holding, Cl A	42,520	1,343
Dana Inc	20,147	645
Dave & Buster’s Entertainment Inc *	46,716	2,577
Deckers Outdoor *	22,939	1,841
Del Frisco’s Restaurant Group Inc *	42,649	650
Eldorado Resorts Inc *(A)	23,522	780
Ethan Allen Interiors Inc	20,342	582
Expedia Inc	3,717	445
Express Inc *	53,292	541
Extended Stay America Inc	34,059	647
Five Below Inc *	8,987	596
Gannett Co Inc	53,145	616
Gentherm Inc *	48,272	1,533
G-III Apparel Group Ltd *	16,792	619
Goodyear Tire & Rubber	15,742	509
Graham Holdings Co, Cl B	1,033	577
Grand Canyon Education *	6,292	563
Group 1 Automotive Inc	8,000	568
Hamilton Beach Brands Holding Co, Cl A	153	4
Hamilton Beach Brands Holding Co, Cl B	153	2
Helen of Troy Ltd *	6,535	630
Horizon Global Corp *	43,410	609
Installed Building Products Inc *	9,234	701
Jack in the Box	27,065	2,655
K12 Inc *	26,771	426
La-Z-Boy Inc, Cl Z	18,489	577
LCI Industries	27,971	3,636
Lear	8,855	1,564
Liberty Expedia Holdings Inc, Cl A *	13,764	610
LKQ Corp *	69,705	2,835
M/I Homes Inc *	16,946	583

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Matthews International Corp, Cl A	10,648	$562
Michaels Cos Inc/The *	27,402	663
Modine Manufacturing Co *	30,497	616
Murphy USA Inc *	17,606	1,415
Nexstar Media Group Inc, Cl A	17,148	1,341
Office Depot Inc	119,622	423
Ollie’s Bargain Outlet Holdings *	13,997	745
Oxford Industries Inc, Cl A	32,514	2,445
Planet Fitness, Cl A *	23,223	804
Polaris Industries Inc (A)	10,541	1,307
Pool Corp	16,631	2,156
Red Robin Gourmet Burgers Inc *	17,801	1,004
Roku Inc, Cl A *(A)	11,832	613
Scientific Games Corp, Cl A *	11,794	605
Shutterfly Inc *	15,638	778
Signet Jewelers Ltd	22,504	1,273
Six Flags Entertainment Corp (A)	19,420	1,293
Skechers U.S.A. Inc, Cl A *	134,176	5,077
Steven Madden Ltd *	13,429	627
Stoneridge Inc *	27,698	633
Strayer Education Inc	7,953	712
Tailored Brands Inc (A)	27,142	592
Taylor Morrison Home Corp, Cl A *	25,176	616
Tenneco Inc	9,985	585
TopBuild Corp *	9,004	682
Tower International Inc	18,844	576
Tractor Supply Co	21,713	1,623
Urban Outfitters Inc *	18,041	632
Vail Resorts Inc	8,858	1,882
Visteon Corp *	4,648	582
Weight Watchers International Inc *	11,541	511
William Lyon Homes, Cl A *	60,676	1,764
Winnebago Industries Inc	12,878	716
World Wrestling Entertainment Inc, Cl A	19,098	584
ZAGG Inc *	40,987	756

		94,422

Consumer Staples – 3.2%
Andersons Inc/The	17,988	560
B&G Foods Inc, Cl A (A)	16,874	593
Central Garden & Pet Co, Cl A *	59,547	2,245
Darling Ingredients Inc *	32,410	588
Dean Foods Co	53,061	613
Energizer Holdings Inc (A)	13,707	658
Fresh Del Monte Produce Inc	11,949	570
Hain Celestial Group Inc/The *	88,788	3,764
Hostess Brands, Cl A *	271,812	4,025
Ingredion	4,232	592
Medifast Inc	8,102	566
Performance Food Group Co *	23,702	785
Pilgrim’s Pride *	15,599	484
Sanderson Farms Inc	13,732	1,906

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Snyder’s-Lance Inc	15,443	$773
SpartanNash Co	16,889	451
SUPERVALU Inc *	27,242	588
TreeHouse Foods Inc *	12,677	627

		20,388

Energy – 3.1%
Arch Coal Inc	6,942	647
Callon Petroleum Co *	54,729	665
Carrizo Oil & Gas Inc *(A)	122,994	2,617
Gulfport Energy Corp *	225,826	2,882
NACCO Industries Inc, Cl A	153	6
PBF Energy, Cl A (A)	82,933	2,940
Peabody Energy Corp *	18,721	737
Penn Virginia Corp *(A)	15,875	621
ProPetro Holding Corp *	41,871	844
Range Resources	30,025	512
REX American Resources Corp *	5,273	437
SandRidge Energy Inc *	33,611	708
Select Energy Services Inc, Cl A *	36,781	671
Solaris Oilfield Infrastructure Inc, Cl A *	31,905	683
Southwestern Energy *	422,254	2,356
SRC Energy Inc *	72,611	619
Whiting Petroleum Corp *(A)	58,453	1,548
World Fuel Services Corp	21,641	609

		20,102

Financials – 15.8%
AGNC Investment Corp ‡	29,066	587
American Equity Investment Life Holding Co	125,216	3,848
American Financial Group Inc/OH	5,641	612
Argo Group International Holdings Ltd	9,661	596
Aspen Insurance Holdings Ltd	14,071	571
Assured Guaranty	31,906	1,081
Axis Capital Holdings Ltd	11,716	589
Banc of California Inc (A)	27,327	564
Bancorp Inc/The *	109,431	1,081
Bank of NT Butterfield & Son Ltd/The	34,018	1,235
Bank of the Ozarks	56,728	2,748
BankUnited Inc	141,114	5,746
BGC Partners Inc, Cl A	35,929	543
Blackstone Mortgage Trust Inc, Cl A ‡	18,209	586
BofI Holding Inc *(A)	60,325	1,804
Carolina Financial Corp	15,771	586
CenterState Bank Corp	22,031	567
Central Pacific Financial Corp	22,566	673
Chemical Financial Corp (A)	10,526	563
Chimera Investment Corp ‡	31,542	583
City Holding Co	8,555	577
CNO Financial Group Inc	139,669	3,448
Commerce Bancshares Inc/MO	10,563	590
Cowen Inc, Cl A *(A)	42,828	585

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Credit Acceptance Corp, Cl A *(A)	2,194	$710
Customers Bancorp Inc *	22,006	572
Dime Community Bancshares Inc	27,390	574
Donnelley Financial Solutions *	29,211	569
Eagle Bancorp Inc *	10,700	620
Employers Holdings Inc	12,218	542
Enstar Group Ltd *	2,758	554
Enterprise Financial Services Corp	14,027	633
Essent Group Ltd *	13,704	595
Everest Re Group	2,790	617
Federal Agricultural Mortgage Corp, Cl C	7,837	613
Federated Investors Inc, Cl B	17,154	619
First BanCorp/Puerto Rico *	120,522	615
First Busey Corp	18,997	569
First Citizens BancShares Inc/NC, Cl A	2,596	1,046
First Commonwealth Financial Corp	165,720	2,373
First Horizon National Corp	29,415	588
First Interstate BancSystem Inc, Cl A	15,061	603
First Merchants Corp	13,795	580
FNB Corp/PA (Pennsylvania)	430,665	5,952
Genworth Financial Inc, Cl A *	176,840	550
Great Western Bancorp Inc	64,055	2,549
Green Dot Corp, Cl A *	9,745	587
Hancock Holding Co, Cl A	11,802	584
Hanmi Financial Corp	18,966	576
Hanover Insurance Group Inc/The, Cl A	5,541	599
Heartland Financial USA Inc	13,103	703
Hercules Capital Inc, Cl A	44,919	589
Heritage Financial Corp/WA	18,665	575
Home BancShares Inc/AR	27,005	628
HomeStreet Inc *	19,597	567
Horace Mann Educators Corp, Cl A	12,943	571
IBERIABANK Corp	9,621	746
Independent Bank Corp/MI	27,428	613
Infinity Property & Casualty Corp	5,499	583
INTL. FCStone Inc *	13,635	580
Investors Bancorp Inc	41,588	577
Lakeland Financial Corp	11,939	579
LendingTree Inc *	2,277	775
LPL Financial Holdings Inc	12,910	738
MB Financial Inc	13,005	579
MFA Financial ‡	73,517	582
MGIC Investment Corp *	38,114	538
National General Holdings Corp	171,955	3,377
National Western Life Group Inc, Cl A	1,723	570
Nelnet Inc, Cl A	10,807	592
New Residential Investment Corp ‡	33,120	592
OFG Bancorp	355,412	3,341
PennyMac Financial Services Inc, Cl A *	32,078	717
Piper Jaffray Cos	7,677	662
PJT Partners Inc	14,545	663
Popular Inc	16,839	598

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Preferred Bank/Los Angeles CA	9,273	$545
Radian Group	32,831	677
Reinsurance Group of America, Cl A	3,685	575
RenaissanceRe Holdings Ltd	5,469	687
Safety Insurance Group Inc	7,324	589
Sandy Spring Bancorp Inc	15,095	589
Selective Insurance Group Inc	9,872	579
SLM Corp *	116,224	1,313
Starwood Property Trust ‡	27,212	581
Sterling Bancorp/DE	36,983	910
Stewart Information Services Corp	14,652	620
Synovus Financial Corp	12,044	577
TCF Financial Corp	28,965	594
Torchmark Corp, Cl A	6,614	600
TriCo Bancshares	14,616	553
Triumph Bancorp Inc *	17,763	560
TrustCo Bank Corp NY	67,279	619
Two Harbors Investment ‡	36,485	593
Umpqua Holdings Corp	148,515	3,089
United Fire Group Inc	11,803	538
Universal Insurance Holdings Inc	22,562	617
Univest Corp of Pennsylvania	25,374	712
Validus Holdings Ltd	19,653	922
Voya Financial	22,446	1,110
Waddell & Reed Financial Inc, Cl A (A)	30,324	677
Walker & Dunlop Inc *	13,724	652
Washington Federal Inc	17,243	591
White Mountains Insurance Group Ltd	673	573
Wintrust Financial Corp	38,351	3,159
World Acceptance Corp *	7,685	620
Zions Bancorporation	11,796	600

		102,608

Health Care – 13.8%
Abeona Therapeutics Inc *(A)	29,833	473
Acadia Healthcare, Cl A *(A)	62,103	2,026
Adamas Pharmaceuticals *(A)	17,055	578
Aerie Pharmaceuticals Inc *	24,384	1,457
Akebia Therapeutics Inc *	34,209	509
AMAG Pharmaceuticals Inc *	113,641	1,506
AMN Healthcare Services *	62,617	3,084
Analogic Corp	7,302	612
Array BioPharma Inc *	50,306	644
Avexis Inc *	5,789	641
AxoGen Inc *	22,431	635
BioMarin Pharmaceutical Inc *	9,666	862
Bluebird Bio Inc *	2,940	524
Blueprint Medicines Corp *	6,718	507
Cambrex Corp *	12,018	577
Capital Senior Living *	91,171	1,230
Catalyst Pharmaceuticals Inc *	146,852	574
Charles River Laboratories International Inc *	5,747	629

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Clovis Oncology Inc *	11,829	$804
Cutera Inc *	14,193	644
Cymabay Therapeutics Inc *	69,390	638
Emergent BioSolutions Inc *	79,446	3,692
Envision Healthcare Corp *	31,809	1,099
Esperion Therapeutics Inc *	10,191	671
Exact Sciences *	10,950	575
Global Blood Therapeutics Inc *	14,829	583
Globus Medical Inc, Cl A *	15,057	619
GlycoMimetics Inc *	36,395	611
Halyard Health Inc *	12,354	570
HealthSouth Corp	27,042	1,336
Inogen *	5,015	597
Insmed Inc *	20,327	634
Insulet Corp *	8,506	587
Integer Holdings Corp *	13,897	630
Integra LifeSciences Holdings *	19,658	941
iRhythm Technologies Inc *	12,136	680
Jazz Pharmaceuticals PLC *	4,503	606
Keryx Biopharmaceuticals Inc *(A)	163,000	758
Lannett Co Inc *(A)	167,821	3,893
Lantheus Holdings Inc *	35,542	727
LHC Group Inc *	10,034	615
Ligand Pharmaceuticals *(A)	44,290	6,065
Madrigal Pharmaceuticals Inc *	6,754	620
Magellan Health Inc *	18,119	1,749
Merit Medical Systems *	13,685	591
Molina Healthcare Inc *	19,814	1,519
Myriad Genetics Inc *	24,421	839
Nektar Therapeutics, Cl A *	112,867	6,740
NeoGenomics *	202,210	1,792
Neurocrine Biosciences Inc *	8,038	624
Novocure Ltd *	29,443	595
Omnicell *	11,546	560
Owens & Minor Inc	15,843	299
Pacira Pharmaceuticals Inc/DE *	26,176	1,195
Paratek Pharmaceuticals Inc *	19,825	355
Patterson Cos Inc	16,916	611
PDL BioPharma Inc *	173,403	475
Penumbra Inc *	6,236	587
Phibro Animal Health Corp, Cl A	15,034	504
PRA Health Sciences *	7,229	658
Premier Inc, Cl A *	65,037	1,898
Prestige Brands Holdings, Cl A *	65,861	2,925
Progenics Pharmaceuticals Inc *	61,467	366
Puma Biotechnology Inc *	13,218	1,307
QIAGEN NV	18,978	587
Quality Systems Inc *	42,734	580
Quidel Corp *	15,098	654
Revance Therapeutics *	17,500	626
Sage Therapeutics Inc *	3,632	598
Sarepta Therapeutics Inc *	11,808	657

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Supernus Pharmaceuticals *	126,538	$5,043
Tabula Rasa HealthCare Inc *	16,998	477
Teladoc Inc *(A)	20,636	719
Teleflex Inc	13,199	3,284
Triple-S Management Corp, Cl B *	30,403	755
United Therapeutics *	4,518	668
Varex Imaging Corp *	15,715	631
ViewRay Inc *(A)	64,348	596
WellCare Health Plans Inc *	2,838	571
Zogenix Inc *	15,167	607

		89,505

Industrials – 16.9%
AAR Corp	13,866	545
ACCO Brands Corp *	82,083	1,001
Actuant Corp, Cl A	22,477	569
AECOM *	15,546	578
Aerojet Rocketdyne Holdings Inc *	19,251	601
AGCO	9,244	660
Alamo Group Inc	5,488	619
Altra Industrial Motion Corp	17,625	888
Apogee Enterprises	37,560	1,718
ArcBest Corp	18,277	653
Atlas Air Worldwide Holdings Inc *	51,424	3,016
Barnes Group Inc	9,355	592
Beacon Roofing Supply Inc *	9,525	607
BMC Stock Holdings *	58,083	1,469
Brink’s	27,541	2,167
Builders FirstSource Inc *	35,610	776
BWX Technologies Inc, Cl W	18,557	1,123
CAI International Inc *	15,286	433
Clean Harbors *	11,080	601
Columbus McKinnon Corp/NY	16,470	658
Copa Holdings, Cl A	4,266	572
Crane Co, Cl A	6,823	609
Cubic Corp	9,734	574
Curtiss-Wright Corp	7,673	935
Deluxe (A)	20,174	1,550
Dycom Industries Inc *	6,011	670
EMCOR Group Inc	50,045	4,091
Ennis Inc	29,919	621
EnPro Industries Inc	28,137	2,631
Essendant Inc	67,806	629
Esterline Technologies Corp *	25,078	1,873
Fortress Transportation & Infrastructure
Investors	51,553	1,027
FreightCar America Inc, Cl A	36,328	620
Generac Holdings Inc *	12,132	601
Global Brass & Copper Holdings Inc	32,774	1,085
Granite Construction Inc	11,503	730
Greenbrier Cos Inc/The (A)	11,693	623
H&E Equipment Services Inc	19,948	811

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Harsco Corp *	28,229	$526
Healthcare Services Group	11,696	617
Hexcel Corp, Cl A	9,723	601
Hub Group Inc, Cl A *	12,624	605
Hubbell Inc, Cl B	4,616	625
Huntington Ingalls Industries, Cl A	3,200	754
Huron Consulting Group Inc *	14,613	591
Hyster-Yale Materials Handling Inc	7,639	651
ICF International Inc, Cl A *	11,880	624
Insteel Industries Inc	29,964	849
ITT Inc	14,975	799
JetBlue Airways *	98,410	2,198
John Bean Technologies Corp, Cl A	5,132	569
Kadant Inc	6,269	629
Kelly Services Inc, Cl A	23,002	627
Knight-Swift Transportation Holdings Inc, Cl A	14,199	621
Korn/Ferry International	15,458	640
LB Foster Co, Cl A *	33,609	912
LSC Communications Inc	37,247	564
Macquarie Infrastructure	8,976	576
ManpowerGroup	4,706	593
Masonite International Corp *	46,657	3,460
MasTec *	18,396	900
Mercury Systems *	11,680	600
Meritor Inc *	26,392	619
Milacron Holdings Corp *	46,167	884
Moog Inc, Cl A *	7,239	629
MSC Industrial Direct, Cl A	14,968	1,447
Navigant Consulting Inc *	30,993	602
Navistar International Corp *	14,514	622
NV5 Global *	11,319	613
Old Dominion Freight Line Inc, Cl A	4,579	602
On Assignment *	47,607	3,060
Oshkosh Corp	8,457	769
Owens Corning	8,760	805
Quad/Graphics Inc	25,964	587
RBC Bearings Inc *	4,615	583
Regal Beloit	17,656	1,352
Rush Enterprises Inc, Cl A *	45,256	2,299
Ryder System	7,317	616
Saia Inc *	8,711	616
Simpson Manufacturing Co Inc	9,790	562
SiteOne Landscape Supply Inc *	8,338	640
SkyWest Inc	12,923	686
SP Plus *	14,713	546
Spartan Motors Inc	60,844	958
Spirit AeroSystems Holdings, Cl A	7,395	645
Standex International Corp	6,050	616
Steelcase Inc, Cl A	40,564	617
Sun Hydraulics Corp	11,608	751
Team Inc *(A)	71,183	1,061
Tetra Tech Inc	91,174	4,390

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TransDigm Group Inc (A)	8,253	$2,266
TriMas Corp *	22,649	606
Triton International Ltd/Bermuda	14,789	554
Triumph Group Inc (A)	38,667	1,052
TrueBlue Inc *	41,847	1,151
Tutor Perini Corp *	22,055	559
Valmont Industries Inc	3,491	579
Vectrus Inc *	20,612	636
Viad Corp	10,413	577
Wabash National Corp	28,184	612
WABCO Holdings Inc *	4,195	602
WageWorks *	46,523	2,884
Watts Water Technologies Inc, Cl A	14,649	1,113
Woodward Inc	7,775	595
XPO Logistics *	74,448	6,819
YRC Worldwide *	100,367	1,443

		109,882

Information Technology – 18.1%
2U Inc *	10,083	650
ACI Worldwide Inc *	58,980	1,337
Acxiom *	54,509	1,502
ADTRAN Inc	26,586	514
Amkor Technology Inc *	65,854	662
Anixter International Inc *	7,258	552
Arrow Electronics, Cl A *	6,986	562
Avnet Inc	14,463	573
AXT Inc *	52,654	458
Benchmark Electronics Inc *	16,609	483
Blackhawk Network Holdings, Cl A *	104,150	3,713
CACI International Inc, Cl A *	11,217	1,485
CalAmp *	212,492	4,554
Callidus Software *	95,899	2,747
Cimpress *(A)	21,092	2,529
Cohu Inc	26,809	588
Convergys Corp	31,461	739
Cornerstone OnDemand *	47,212	1,668
CoStar Group Inc *	2,009	597
Criteo SA ADR *	77,124	2,008
CSRA Inc	20,349	609
Cypress Semiconductor Corp (A)	158,863	2,421
Diebold Nixdorf Inc (A)	32,268	528
Ebix Inc	7,653	606
Echo Global Logistics Inc *	33,996	952
Electro Scientific Industries Inc *	26,813	575
Entegris Inc	20,202	615
Envestnet *	11,348	566
Everbridge *	24,515	729
EVERTEC Inc	45,146	616
Extreme Networks Inc *	47,013	589
Finisar *	120,318	2,448
FireEye *(A)	217,369	3,087

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Solar Inc *	9,762	$659
Five9 *	79,089	1,968
FLIR Systems Inc	14,280	666
FormFactor Inc *	39,541	619
Gartner Inc *	4,929	607
GrubHub *(A)	8,607	618
GTT Communications Inc *	18,599	873
Hortonworks Inc *	31,266	629
Ichor Holdings Ltd *	22,611	556
II-VI Inc *	13,552	636
Insight Enterprises Inc *	18,771	719
Instructure Inc *	22,561	747
Integrated Device Technology Inc *	187,941	5,587
j2 Global Inc	37,610	2,822
Jabil	21,368	561
Littelfuse	3,064	606
MACOM Technology Solutions Holdings Inc *(A)	44,169	1,437
Marvell Technology Group	27,893	599
MAXIMUS	81,300	5,819
Mellanox Technologies Ltd *(A)	11,479	743
MicroStrategy Inc, Cl A *	4,379	575
MINDBODY Inc, Cl A *	18,287	557
Monotype Imaging Holdings Inc	27,902	672
Nanometrics Inc *	23,812	593
NCR Corp *	24,593	836
NETGEAR Inc *	11,580	680
New Relic *	10,376	599
Novanta Inc *	12,154	608
Nutanix Inc, Cl A *	16,682	589
ON Semiconductor *	247,039	5,173
Paycom Software *	7,609	611
PDF Solutions Inc *(A)	79,402	1,247
Perficient Inc *	54,089	1,031
Photronics Inc *	70,458	601
Proofpoint *	15,621	1,387
Q2 Holdings *	14,528	535
QAD Inc, Cl A	16,278	632
Qualys Inc *	10,313	612
RealPage *	13,588	602
RingCentral, Cl A *	12,270	594
Rogers Corp *	3,894	631
Rudolph Technologies Inc *	32,897	786
Sanmina Corp *	33,945	1,120
ScanSource Inc *	22,740	814
Science Applications International Corp	8,059	617
Semtech Corp *	64,895	2,219
Shutterstock *	26,130	1,124
Silicom Ltd	8,549	599
Silicon Laboratories Inc *	6,757	597
Stamps.com Inc *	23,193	4,360
STMicroelectronics NV, Cl Y	29,527	645
Super Micro Computer Inc *	109,217	2,285

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sykes Enterprises Inc *	19,228	$605
Synaptics Inc *	19,902	795
SYNNEX Corp	4,506	613
Systemax Inc	21,311	709
Tech Data *	8,805	863
Teradyne	14,736	617
Travelport Worldwide Ltd	45,508	595
USA Technologies *	72,289	705
Varonis Systems *	11,972	581
VeriFone Systems Inc *	216,595	3,836
Viavi Solutions Inc *	67,454	590
Virtusa Corp *	28,548	1,258
WNS Holdings Ltd ADR *	15,997	642
Zebra Technologies Corp, Cl A *	6,200	644

		117,317

Materials – 4.3%
A Schulman Inc	39,402	1,468
AdvanSix Inc *	14,741	620
Alcoa	14,017	755
Allegheny Technologies Inc *(A)	27,026	652
Avery Dennison Corp	5,281	607
Boise Cascade Co	15,730	628
Cabot	12,564	774
Clearwater Paper Corp *	11,840	537
Cleveland-Cliffs Inc *(A)	91,982	663
Eagle Materials Inc	5,674	643
Ferro Corp *	24,848	586
Ferroglobe Representation *	56,257	–
FutureFuel Corp	3,082	43
HB Fuller Co	10,784	581
Huntsman	18,799	626
Ingevity *	29,172	2,056
Innophos Holdings Inc	12,621	590
KMG Chemicals	10,284	679
Louisiana-Pacific Corp *	22,322	586
LSB Industries Inc *(A)	113,716	996
Materion Corp	15,095	734
Olin Corp	16,677	593
Owens-Illinois *	28,481	631
Rayonier Advanced Materials Inc	31,423	643
Reliance Steel & Aluminum	7,252	622
Silgan Holdings Inc	20,334	598
Sonoco Products Co	10,767	572
Steel Dynamics	15,018	648
Summit Materials, Cl A *	19,488	613
SunCoke Energy Inc *	50,257	603
Trinseo SA	8,048	584
United States Steel	92,703	3,262
US Concrete *(A)	25,551	2,137
Valvoline Inc	48,431	1,214

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WR Grace & Co	8,337	$585

		28,129

Real Estate – 3.3%
Agree Realty Corp ‡	12,050	620
Alexander’s Inc, Cl REIT ‡	1,787	707
Apartment Investment & Management, Cl A ‡	13,507	590
Camden Property Trust ‡	6,441	593
CBL & Associates Properties ‡(A)	67,379	381
Chesapeake Lodging Trust ‡	20,714	561
Columbia Property Trust ‡	57,710	1,324
Corporate Office Properties Trust ‡	19,861	580
Duke Realty ‡	21,508	585
Education Realty Trust Inc ‡	21,640	756
EPR Properties, Cl A ‡	8,858	580
Equity Commonwealth * ‡	19,584	597
First Industrial Realty Trust Inc ‡	18,490	582
Four Corners Property Trust Inc ‡	29,794	766
GEO Group Inc/The ‡	17,316	409
Getty Realty Corp ‡	21,084	573
HFF Inc, Cl A	13,104	637
Hospitality Properties Trust ‡	19,564	584
Jones Lang LaSalle	4,653	693
Kilroy Realty ‡	7,927	592
LaSalle Hotel Properties ‡	25,752	723
Lexington Realty Trust, Cl REIT ‡	57,677	557
Liberty Property Trust ‡	13,335	574
Medical Properties Trust Inc ‡	43,427	598
Outfront Media Inc ‡	25,569	593
Park Hotels & Resorts ‡	73,330	2,108
Potlatch Corp ‡	11,512	574
Rayonier Inc ‡	19,082	604
Sunstone Hotel Investors ‡	35,431	586
Tier REIT Inc ‡	30,090	614
Washington Prime Group Inc ‡	55,419	395
Xenia Hotels & Resorts Inc ‡	37,905	818

		21,454

Telecommunication Services – 0.3%
Boingo Wireless Inc *	34,147	768
Cogent Communications Holdings Inc	13,339	604
Telephone & Data Systems Inc	22,038	613
Windstream Holdings Inc (A)	55,749	103

		2,088

Utilities – 2.8%
ALLETE Inc	7,946	591
Avista Corp	11,397	587
Black Hills Corp, Cl A	10,313	620
Great Plains Energy Inc	17,320	558
Hawaiian Electric Industries Inc	77,118	2,788
IDACORP Inc, Cl A	6,078	555

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MGE Energy Inc	9,122	$575
New Jersey Resources Corp	13,568	545
NorthWestern Corp	9,325	557
ONE Gas Inc	22,081	1,618
Pinnacle West Capital	6,549	558
Portland General Electric Co	96,879	4,416
SJW Group	11,419	729
Southwest Gas Holdings Inc	7,117	573
UGI	27,983	1,314
Unitil Corp	12,895	588
Vistra Energy *	57,167	1,047

		18,219

Total Common Stock (Cost $547,734) ($ Thousands)		624,114

	Number of Rights
RIGHTS – 0.0%
Allos Therapeutics ‡‡	45,500	–

Total Rights (Cost $–) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP – 8.1%
SEI Liquidity Fund, L.P. 1.350% **†(B)	52,653,155	$52,653

Total Affiliated Partnership (Cost $52,652) ($ Thousands)		52,653

CASH EQUIVALENT – 4.0%

SEI Daily Income Trust, Government Fund, Cl F 1.040%**†	26,094,044	26,094

Total Cash Equivalent (Cost $26,094) ($ Thousands)		26,094

Total Investments – 108.3% (Cost $626,480) ($ Thousands)		$702,861

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Russell 2000 Index E-MINI	151	Mar-2018	$11,518	$11,600	$82

Percentages are based on Net Assets of $649,050 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2017. The total market value of securities on loan at December 31, 2017 was $50,880 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2017 was $52,653 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

The following is a list of the levels of inputs used as of December 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$624,114	$–	$–	$624,114
Rights	–	–	–	–
Affiliated Partnership	–	52,653	–	52,653
Cash Equivalent	26,094	–	–	26,094

Total Investments in Securities	$650,208	$52,653	$–	$702,861

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$82	$–	$–	$82

Total Other Financial Instruments	$82	$–	$–	$82

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Fund (Continued)

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 60,702	$ 49,084	$ (57,134)	$ –	$ 1	$ 52,653	$ 146
SEI Daily Income Trust, Government Fund, CI F	45,089	40,951	(59,946)	–	–	26,094	91

Totals	$ 105,791	$ 90,035	$ (117,080)	$ –	$ 1	$ 78,747	$ 237

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.2%
Consumer Discretionary – 12.4%
1-800-Flowers.com Inc, Cl A *	11,658	$125
Aaron’s Inc	30,548	1,217
Adient PLC	4,669	367
Adtalem Global Education Inc	8,305	349
AMC Networks Inc, Cl A *	11,781	637
American Axle & Manufacturing Holdings Inc *	79,164	1,348
American Outdoor Brands Corp *(A)	18,394	236
American Public Education Inc *	15,575	390
Beazer Homes USA Inc, Cl A *	40,967	787
Bed Bath & Beyond Inc	16,504	363
Big 5 Sporting Goods Corp (A)	24,367	185
Big Lots Inc (A)	50,270	2,823
Bloomin’ Brands Inc	58,474	1,248
Brinker International Inc (A)	10,154	394
CalAtlantic Group Inc	6,619	373
Capella Education Co	4,702	364
Century Communities Inc *	12,283	382
Cheesecake Factory Inc/The (A)	17,033	821
Children’s Place Inc/The	3,303	480
Citi Trends Inc	16,936	448
Cooper-Standard Holdings Inc *	24,231	2,968
CSS Industries Inc	26,204	729
Dana Inc	80,182	2,567
Deckers Outdoor *	6,444	517
Del Frisco’s Restaurant Group Inc *	27,417	418
Ethan Allen Interiors Inc	15,156	434
Express Inc *	47,705	484
Extended Stay America Inc	21,097	401
Finish Line Inc/The, Cl A	33,533	487
GameStop Corp, Cl A	19,222	345
Gentherm Inc *	18,061	573
Goodyear Tire & Rubber	10,433	337
Graham Holdings Co, Cl B	641	358
Group 1 Automotive Inc	11,341	805
Haverty Furniture Cos Inc	31,356	710
Helen of Troy Ltd *	4,055	391
Hibbett Sports Inc *	18,363	375
Jack in the Box	3,504	344
K12 Inc *	18,120	288
La-Z-Boy Inc, Cl Z	13,377	417
Lear	2,320	410
Lithia Motors Inc, Cl A	13,214	1,501
M/I Homes Inc *	10,515	362
Marriott Vacations Worldwide Corp	2,742	371
MDC Partners Inc, Cl A *	30,612	299
Meritage Homes Corp *	8,656	443
Michael Kors Holdings Ltd *	5,938	374
Modine Manufacturing Co *	36,456	736
MSG Networks Inc *	19,282	390
Murphy USA Inc *(A)	6,563	527
Nexstar Media Group Inc, Cl A	35,669	2,789

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Office Depot Inc	253,843	$899
Sally Beauty Holdings *	36,606	687
Signet Jewelers Ltd	12,541	709
Six Flags Entertainment Corp (A)	32,566	2,168
Skechers U.S.A. Inc, Cl A *	62,985	2,383
Sonic Automotive Inc, Cl A	32,356	597
Stoneridge Inc *	45,500	1,040
Tailored Brands Inc (A)	23,066	504
Tempur Sealy International Inc *	10,829	679
Tower International Inc	16,955	518
Urban Outfitters Inc *	11,196	393
Vera Bradley Inc *	21,900	267
Wendy’s Co/The	39,273	645
ZAGG Inc *	18,690	345

		47,321

Consumer Staples – 3.6%
Andersons Inc/The	9,893	308
Central Garden & Pet Co, Cl A *	12,964	489
Dean Foods Co	32,237	373
Energizer Holdings Inc (A)	8,241	395
Fresh Del Monte Produce Inc	22,244	1,060
HRG Group Inc *	114,762	1,945
Ingles Markets Inc, Cl A	16,429	568
Ingredion	2,626	367
Lamb Weston Holdings Inc	9,433	532
Pilgrim’s Pride *	9,679	301
Pinnacle Foods Inc	36,089	2,146
Sanderson Farms Inc (A)	24,115	3,347
SpartanNash Co	38,962	1,040
SUPERVALU Inc *	16,938	366
United Natural Foods Inc *	9,940	490

		13,727

Energy – 4.5%
Arch Coal Inc	4,757	443
Callon Petroleum Co *	100,563	1,222
DHT Holdings Inc	102,069	366
Diamondback Energy Inc, Cl A *	3,437	434
Gulfport Energy Corp *	120,447	1,537
McDermott International Inc *	66,633	439
Midstates Petroleum Co Inc *	22,639	375
Par Pacific Holdings Inc *	36,037	695
Parsley Energy Inc, Cl A *	77,776	2,290
PBF Energy, Cl A (A)	91,745	3,252
Peabody Energy Corp *	12,616	497
Range Resources	16,452	281
Renewable Energy Group Inc *(A)	36,223	427
REX American Resources Corp *	5,750	476
RSP Permian Inc *	37,718	1,534
Southwestern Energy *	236,400	1,319
Ultra Petroleum Corp *	47,523	431

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
W&T Offshore Inc *	115,098	$381
Whiting Petroleum Corp *	32,869	870

		17,269

Financials – 27.8%
1st Source Corp	8,992	445
AG Mortgage Investment Trust Inc ‡	18,914	360
AGNC Investment Corp ‡	18,036	364
American Equity Investment Life Holding Co	86,732	2,665
American Financial Group Inc/OH	3,501	380
AmTrust Financial Services Inc (A)	36,468	367
Apollo Commercial Real Estate Finance Inc ‡(A)	19,688	363
Argo Group International Holdings Ltd	5,995	370
ARMOUR Residential REIT Inc, Cl REIT ‡	14,427	371
Aspen Insurance Holdings Ltd	32,497	1,319
Associated Banc-Corp	14,617	371
Assured Guaranty	12,569	426
Axis Capital Holdings Ltd	9,760	491
BancFirst Corp	6,656	340
Banco Latinoamericano de Comercio Exterior
SA, Cl E	47,448	1,276
Bancorp Inc/The *	59,875	592
BankUnited Inc	33,059	1,346
Berkshire Hills Bancorp Inc	9,516	348
BGC Partners Inc, Cl A	169,002	2,554
BlackRock Capital Investment Corp	56,045	349
Blackstone Mortgage Trust Inc, Cl A ‡	11,481	369
BofI Holding Inc *(A)	14,062	420
Camden National Corp	34,233	1,442
Cannae Holdings Inc *	21,855	372
CenterState Bank Corp	13,671	352
Central Pacific Financial Corp	37,097	1,107
Chimera Investment Corp ‡	19,494	360
City Holding Co	5,309	358
CNO Financial Group Inc	170,732	4,215
Columbia Banking System Inc	77,382	3,361
Commerce Bancshares Inc/MO	6,570	367
Community Trust Bancorp Inc	23,206	1,093
Cowen Inc, Cl A *(A)	26,576	363
Credit Acceptance Corp, Cl A *	1,183	383
Customers Bancorp Inc *	13,656	355
CYS Investments Inc ‡	44,454	357
Dime Community Bancshares Inc	16,996	356
Donnelley Financial Solutions *	18,126	353
Dynex Capital Inc ‡	51,035	358
E*TRADE Financial Corp *	7,397	367
Eagle Bancorp Inc *	6,508	377
Employers Holdings Inc	7,582	337
Enstar Group Ltd *	1,712	344
Enterprise Financial Services Corp	8,249	372
Everest Re Group	2,395	530
Federal Agricultural Mortgage Corp, Cl C	25,993	2,034

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fidelity Southern Corp	48,088	$1,048
Financial Institutions Inc	11,487	357
First Busey Corp	35,218	1,054
First Citizens BancShares Inc/NC, Cl A	930	375
First Commonwealth Financial Corp	241,772	3,462
First Community Bancshares Inc/VA	30,478	876
First Foundation Inc *	19,724	366
First Horizon National Corp	18,499	370
First Interstate BancSystem Inc, Cl A	42,861	1,717
First Merchants Corp	8,560	360
FirstCash Inc	18,412	1,242
Flagstar Bancorp Inc *	19,985	748
Flushing Financial Corp	67,556	1,858
FNB Corp/PA (Pennsylvania)	93,438	1,291
Fulton Financial Corp	61,213	1,096
Genworth Financial Inc, Cl A *	109,733	341
Granite Point Mortgage Trust ‡	7,303	130
Great Western Bancorp Inc	23,588	939
Hancock Holding Co, Cl A	7,323	362
Hanmi Financial Corp	34,690	1,053
Hanover Insurance Group Inc/The, Cl A	6,764	731
HCI Group Inc (A)	11,958	358
Heartland Financial USA Inc	7,075	380
Hercules Capital Inc, Cl A	37,894	497
Heritage Financial Corp/WA	11,582	357
Hope Bancorp Inc	21,170	386
IBERIABANK Corp	4,746	368
Independent Bank Corp/MI	16,098	360
International Bancshares Corp	9,079	360
INTL. FCStone Inc *	10,209	434
Investors Bancorp Inc	26,418	367
Lakeland Financial Corp	7,408	359
Legg Mason Inc	21,177	889
Maiden Holdings Ltd	59,645	394
MainSource Financial Group Inc	41,431	1,504
MB Financial Inc	69,348	3,087
MFA Financial ‡	82,719	655
MGIC Investment Corp *	153,037	2,159
National General Holdings Corp	25,656	504
National Western Life Group Inc, Cl A	1,069	354
Nationstar Mortgage Holdings Inc *	20,779	384
Nelnet Inc, Cl A	21,314	1,168
New Residential Investment Corp ‡	20,410	365
OFG Bancorp	273,820	2,574
Old National Bancorp/IN, Cl A	20,471	357
PacWest Bancorp	85,081	4,288
Peapack Gladstone Financial Corp	10,354	363
PennantPark Investment Corp	71,225	492
PennyMac Financial Services Inc, Cl A *	21,954	491
PennyMac Mortgage Investment Trust ‡	20,913	336
Peoples Bancorp Inc/OH	11,206	366
Piper Jaffray Cos	5,938	512

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PJT Partners Inc	8,591	$392
Popular Inc	37,503	1,331
Radian Group	92,655	1,910
Regional Management Corp *	17,580	463
Reinsurance Group of America, Cl A	2,286	356
RenaissanceRe Holdings Ltd	4	1
Republic Bancorp Inc/KY, Cl A	20,585	783
Safety Insurance Group Inc	4,588	369
Sandy Spring Bancorp Inc	9,367	365
Selective Insurance Group Inc	6,126	360
SLM Corp *	51,739	585
South State Corp	21,123	1,841
Starwood Property Trust ‡	152,903	3,264
Stewart Information Services Corp	9,092	385
Synovus Financial Corp	7,474	358
TCF Financial Corp	44,317	908
Torchmark Corp, Cl A	4,104	372
TriCo Bancshares	10,384	393
Triumph Bancorp Inc *	12,346	389
TrustCo Bank Corp NY	39,718	365
Two Harbors Investment ‡	38,537	627
Umpqua Holdings Corp	65,933	1,371
Union Bankshares Corp	9,713	351
Universal Insurance Holdings Inc	22,019	602
Validus Holdings Ltd	29,339	1,377
Voya Financial	26,672	1,319
Waddell & Reed Financial Inc, Cl A (A)	20,862	466
Walker & Dunlop Inc *	7,638	363
Washington Federal Inc	10,700	366
WesBanco Inc	8,890	361
Western Asset Mortgage Capital Corp ‡	37,399	372
Wintrust Financial Corp	4,610	380
World Acceptance Corp *(A)	13,254	1,070
Zions Bancorporation	7,319	372

		105,630

Health Care – 4.5%
AMAG Pharmaceuticals Inc *	26,195	347
AMN Healthcare Services *(A)	12,530	617
Analogic Corp	4,531	379
Concert Pharmaceuticals Inc *	14,024	363
Cooper Cos Inc/The, Cl A	1,562	340
Eagle Pharmaceuticals Inc/DE *(A)	8,501	454
Exactech Inc *	7,229	358
Integer Holdings Corp *	23,285	1,055
Kindred Healthcare Inc	31,350	304
Lannett Co Inc *(A)	124,249	2,883
Lantheus Holdings Inc *	20,045	410
LifePoint Health Inc *	9,587	477
Ligand Pharmaceuticals *(A)	18,336	2,511
Magellan Health Inc *	22,364	2,159
Molina Healthcare Inc *	6,484	497

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Myriad Genetics Inc *	10,851	$373
Owens & Minor Inc	17,739	335
PDL BioPharma Inc *	112,744	309
PerkinElmer Inc	5,254	384
Phibro Animal Health Corp, Cl A	9,766	327
QIAGEN NV	10,836	335
Sucampo Pharmaceuticals Inc, Cl A *	34,280	615
Triple-S Management Corp, Cl B *	15,217	378
United Therapeutics *	3,013	446
WellCare Health Plans Inc *	2,182	439

		17,095

Industrials – 15.2%
AAR Corp	8,604	338
ACCO Brands Corp *	196,052	2,392
AECOM *	9,890	367
AGCO	5,168	369
Aircastle Ltd	16,090	376
Alamo Group Inc	3,209	362
Alaska Air Group	7,115	523
American Railcar Industries Inc (A)	9,081	378
ArcBest Corp	12,113	433
Atlas Air Worldwide Holdings Inc *	43,197	2,534
Avis Budget Group Inc *	13,585	596
Barnes Group Inc	5,636	357
Briggs & Stratton Corp	29,460	747
Builders FirstSource Inc *	29,031	633
BWX Technologies Inc, Cl W	21,719	1,314
Carlisle Cos Inc	3,213	365
Crane Co, Cl A	4,810	429
Curtiss-Wright Corp	2,984	364
Deluxe (A)	5,619	432
Ducommun Inc *	13,574	386
EMCOR Group Inc	5,007	409
Ennis Inc	25,828	536
Essendant Inc	33,853	314
Esterline Technologies Corp *	4,466	334
GATX Corp	6,119	380
Genesee & Wyoming Inc, Cl A *	41,561	3,272
Global Brass & Copper Holdings Inc	32,870	1,088
Greenbrier Cos Inc/The (A)	7,858	419
Hawaiian Holdings Inc	32,366	1,290
Herman Miller Inc	21,822	874
Hubbell Inc, Cl B	2,864	388
Huntington Ingalls Industries, Cl A	1,939	457
Hyster-Yale Materials Handling Inc	11,359	967
ICF International Inc, Cl A *	6,837	359
Insteel Industries Inc	13,784	390
ITT Inc	30,401	1,623
Jacobs Engineering Group Inc	5,399	356
JetBlue Airways *	92,859	2,074
Kaman Corp, Cl A	21,260	1,251

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KAR Auction Services Inc	54,640	$2,760
Kelly Services Inc, Cl A	22,995	627
LB Foster Co, Cl A *	21,914	595
LSC Communications Inc	21,683	328
Macquarie Infrastructure	5,753	369
ManpowerGroup	3,151	397
Meritor Inc *	108,035	2,534
Moog Inc, Cl A *	4,278	372
Navigant Consulting Inc *	32,966	640
Old Dominion Freight Line Inc, Cl A	3,044	400
On Assignment *	7,775	500
Oshkosh Corp	5,182	471
Owens Corning	5,868	540
Quanta Services Inc *	9,543	373
Regal Beloit	4,849	371
Roadrunner Transportation Systems Inc *	41,310	318
RPX Corp	27,194	365
RR Donnelley & Sons	6,328	59
Rush Enterprises Inc, Cl A *	9,844	500
Ryder System	4,576	385
Sensata Technologies Holding NV *	7,121	364
SkyWest Inc	30,068	1,597
SP Plus *	9,393	348
Spartan Motors Inc	23,778	375
Spirit AeroSystems Holdings, Cl A	4,467	390
Steelcase Inc, Cl A	66,558	1,012
Teledyne Technologies Inc *	18,243	3,305
Timken Co/The	15,890	781
Triumph Group Inc	28,306	770
TrueBlue Inc *	21,251	584
Tutor Perini Corp *(A)	18,325	465
Valmont Industries Inc	2,166	359
Vectrus Inc *	11,787	364
Viad Corp	6,461	358
VSE Corp	11,653	564
Wabash National Corp (A)	76,451	1,659
Werner Enterprises Inc	9,744	377
Wesco Aircraft Holdings Inc *	54,825	406
WESCO International Inc *	5,751	392

		57,850

Information Technology – 12.2%
ACI Worldwide Inc *	86,719	1,966
ADTRAN Inc	16,497	319
Alpha & Omega Semiconductor Ltd *	20,514	336
Amkor Technology Inc *	158,085	1,589
Anixter International Inc *	5,968	453
Arrow Electronics, Cl A *	4,744	381
Avnet Inc	9,179	364
AVX Corp	21,147	366
Benchmark Electronics Inc *	44,328	1,290
CACI International Inc, Cl A *	2,804	371

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cirrus Logic Inc *	9,440	$489
Cohu Inc	16,671	366
Convergys Corp	33,006	776
CSG Systems International Inc	29,620	1,298
Cypress Semiconductor Corp	28,022	427
Diodes Inc *	12,890	369
DST Systems Inc	6,161	382
ePlus Inc *	4,777	359
EVERTEC Inc	27,783	379
Finisar *	65,094	1,325
First Solar Inc *	6,008	406
FLIR Systems Inc	7,637	356
IAC/InterActiveCorp *	28,548	3,491
Insight Enterprises Inc *	45,361	1,737
Integrated Device Technology Inc *	33,289	990
InterDigital Inc/PA	4,770	363
j2 Global Inc	9,792	735
Jabil	48,855	1,282
Kulicke & Soffa Industries Inc *	27,081	659
Marvell Technology Group	21,832	469
Match Group Inc *(A)	40,295	1,262
Mellanox Technologies Ltd *	6,156	398
MicroStrategy Inc, Cl A *	2,717	357
Nanometrics Inc *	14,775	368
NCR Corp *	11,317	385
NETGEAR Inc *	9,325	548
ON Semiconductor *	19,011	398
Photronics Inc *	72,831	621
Progress Software Corp	8,864	377
QAD Inc, Cl A	11,426	444
Rudolph Technologies Inc *	15,004	359
Sanmina Corp *	74,103	2,445
ScanSource Inc *	39,992	1,432
Silicon Motion Technology Corp ADR (A)	39,612	2,098
Super Micro Computer Inc *	41,947	878
Sykes Enterprises Inc *	61,075	1,921
Synaptics Inc *	9,504	379
SYNNEX Corp	14,097	1,916
Tech Data *	21,309	2,088
Teradyne	9,144	383
Travelport Worldwide Ltd	24,551	321
TTM Technologies Inc *	28,875	452
VeriFone Systems Inc *	115,350	2,043
Zebra Technologies Corp, Cl A *	4,150	431

		46,397

Materials – 6.6%
A Schulman Inc	25,436	948
AdvanSix Inc *	9,147	385
Alcoa	8,572	462
Ashland Global Holdings Inc	8,792	626
Avery Dennison Corp	3,277	376

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Boise Cascade Co	12,453	$497
Cabot	30,162	1,858
Clearwater Paper Corp *	11,228	510
Cleveland-Cliffs Inc *(A)	81,537	588
Domtar	9,464	469
Ferroglobe Representation *	53,302	–
FMC Corp	26,362	2,495
Huntsman	35,745	1,190
Innophos Holdings Inc	8,414	393
Louisiana-Pacific Corp *	13,851	364
LSB Industries Inc *(A)	65,339	572
Materion Corp	10,377	504
Owens-Illinois *	80,348	1,781
PH Glatfelter Co	22,440	481
Reliance Steel & Aluminum	4,695	403
Schweitzer-Mauduit International Inc	9,639	437
Silgan Holdings Inc	59,517	1,749
Sonoco Products Co	6,681	355
Steel Dynamics	10,646	459
Trinseo SA	27,958	2,030
United States Steel	65,736	2,313
Valvoline Inc	110,805	2,777

		25,022

Real Estate – 7.9%
Agree Realty Corp	7,478	385
Alexander’s Inc, Cl REIT	873	346
Ashford Hospitality Trust Inc ‡	57,137	385
Camden Property Trust ‡	4,498	414
CBL & Associates Properties ‡(A)	66,540	377
Chatham Lodging Trust ‡	22,157	504
Columbia Property Trust ‡	18,057	414
DDR ‡	48,608	436
Duke Realty ‡	13,346	363
Equity Commonwealth *‡	12,152	371
First Industrial Realty Trust Inc ‡	11,473	361
Four Corners Property Trust Inc ‡	14,701	378
Franklin Street Properties Corp ‡	48,401	520
Gaming and Leisure Properties Inc ‡	57,245	2,118
GEO Group Inc/The ‡	14,824	350
Getty Realty Corp ‡	59,829	1,625
Hersha Hospitality Trust, Cl A ‡ (A)	19,883	346
Hospitality Properties Trust ‡	31,439	938
Howard Hughes *	20,218	2,654
InfraREIT Inc ‡	15,676	291
Invitation Homes ‡	80,677	1,902
Jones Lang LaSalle	2,473	368
Kilroy Realty ‡	4,920	367
Lexington Realty Trust, Cl REIT ‡	35,789	345
Liberty Property Trust ‡	8,274	356
Mack-Cali Realty ‡	13,308	287
Medical Properties Trust Inc ‡(A)	161,451	2,225

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Newmark Group Inc, Cl A *	25,412	$404
Outfront Media Inc ‡	15,866	368
Park Hotels & Resorts ‡	29,823	857
Pebblebrook Hotel Trust ‡	9,654	359
Piedmont Office Realty Trust Inc, Cl A ‡	18,595	365
Rayonier Inc ‡	11,840	374
Sabra Health Care REIT Inc ‡	61,415	1,153
Select Income REIT ‡	68,873	1,731
Senior Housing Properties Trust ‡	23,380	448
Spirit Realty Capital Inc ‡	66,902	574
Summit Hotel Properties Inc ‡	24,360	371
Sun Communities ‡	3,939	365
Sunstone Hotel Investors ‡	21,986	363
Tier REIT Inc ‡	18,787	383
Washington Prime Group Inc ‡	53,895	384
Xenia Hotels & Resorts Inc ‡	96,249	2,078

		30,003

Telecommunication Services – 0.3%
Iridium Communications Inc *(A)	53,216	628
Telephone & Data Systems Inc	13,675	380

		1,008

Utilities – 3.2%
ALLETE Inc	4,793	356
American States Water Co	6,501	377
Avista Corp	34,133	1,758
Black Hills Corp, Cl A	6,309	379
El Paso Electric Co, Cl A	6,173	342
Great Plains Energy Inc	10,748	347
Hawaiian Electric Industries Inc	10,632	384
IDACORP Inc, Cl A	3,771	345
MGE Energy Inc	5,660	357
NorthWestern Corp	5,786	345
ONE Gas Inc	4,822	353
Pinnacle West Capital	4,064	346
PNM Resources Inc	8,147	330
Portland General Electric Co	51,641	2,354
SJW Group	7,498	479
Southwest Gas Holdings Inc	4,416	355
UGI	7,416	348
Unitil Corp	32,912	1,501
Vistra Energy *	30,505	559
WGL Holdings Inc	4,278	367

		11,982

Total Common Stock (Cost $309,796) ($ Thousands)		373,304

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP – 8.4%
SEI Liquidity Fund, L.P. 1.350% **†(B)	31,758,095	$31,760

Total Affiliated Partnership (Cost $31,757) ($ Thousands)		31,760

CASH EQUIVALENT – 1.6%
SEI Daily Income Trust, Government Fund, Cl F 1.040%**†	6,235,828	6,236

Total Cash Equivalent (Cost $6,236) ($ Thousands)		6,236

Total Investments – 108.2% (Cost $347,789) ($ Thousands)		$411,300

Percentages are based on Net Assets of $380,162 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2017. The total market value of securities on loan at December 31, 2017 was $30,810 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2017 was $31,760 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

The following is a list of the levels of inputs used as of December 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$373,304	$–	$–	$373,304
Affiliated Partnership	–	31,760	–	31,760
Cash Equivalent	6,236	–	–	6,236

Total Investments in Securities	$379,540	$31,760	$–	$411,300

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 12/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 33,169	$ 33,892	$ (35,302)	$ –	$ 1	$ 31,760	$ 89
SEI Daily Income Trust, Government Fund, CI F	11,855	51,483	(57,102)	–	–	6,236	35

Totals	$ 45,024	$ 85,375	$ (92,404)	$ –	$ 1	$ 37,996	$ 124

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† – 97.8%
Consumer Discretionary – 14.1%
Asbury Automotive Group Inc *	5,255	$336
At Home Group Inc *	12,152	369
Big Lots Inc	5,443	306
Boot Barn Holdings Inc *	24,711	410
Bright Horizons Family Solutions *	25,082	2,358
Camping World Holdings, Cl A	47,862	2,141
Canada Goose Holdings *	44,510	1,405
Carter’s	16,437	1,931
Century Communities Inc *	10,581	329
Children’s Place Inc/The	5,208	757
Conn’s *(A)	59,253	2,106
Cooper-Standard Holdings Inc *	2,785	341
Core-Mark Holding, Cl A	37,717	1,191
Dana Inc	10,430	334
Deckers Outdoor *	19,859	1,594
Dick’s Sporting Goods Inc	17,472	502
Eldorado Resorts Inc *(A)	25,779	855
Entravision Communications Corp, Cl A	43,254	309
Five Below Inc *	4,991	331
G-III Apparel Group Ltd *	21,488	793
Grand Canyon Education *	22,825	2,044
Helen of Troy Ltd *	8,750	843
Installed Building Products Inc *	5,320	404
Jack in the Box	14,545	1,427
Malibu Boats, Cl A *	38,681	1,150
Modine Manufacturing Co *	19,112	386
Monro (A)	26,816	1,527
National CineMedia Inc	127,353	874
Nutrisystem Inc	5,529	291
Ollie’s Bargain Outlet Holdings *	40,751	2,170
Penn National Gaming Inc *	11,129	349
Pinnacle Entertainment Inc *	10,675	349
Planet Fitness, Cl A *	113,970	3,947
Playa Hotels & Resorts *	95,869	1,034
Red Robin Gourmet Burgers Inc *	16,618	937
Roku Inc, Cl A *(A)	6,131	318
Ruth’s Hospitality Group Inc	15,063	326
Sally Beauty Holdings *	123,399	2,315
Scientific Games Corp, Cl A *	6,445	331
Skechers U.S.A. Inc, Cl A *	8,823	334
Sleep Number Corp *	8,604	323
Taylor Morrison Home Corp, Cl A *	13,528	331
Tenneco Inc	6,872	402
TopBuild Corp *	5,994	454
Under Armour Inc, Cl C *(A)	74,766	996
Visteon Corp *	3,086	386
Weight Watchers International Inc *	8,709	386
William Lyon Homes, Cl A *	50,356	1,464
Winnebago Industries Inc	8,181	455
Wolverine World Wide	73,320	2,337
World Wrestling Entertainment Inc, Cl A	10,194	312

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ZAGG Inc *	22,001	$406

		48,306

Consumer Staples – 1.6%
Casey’s General Stores Inc	5,888	659
Central Garden & Pet Co *	15,088	587
Central Garden & Pet Co, Cl A *	27,278	1,029
Chefs’ Warehouse Inc/The *	16,317	334
Freshpet Inc *	1,500	28
Hostess Brands, Cl A *	125,580	1,860
Medifast Inc	4,392	307
National Beverage Corp, Cl A	3,034	296
Primo Water Corp *	36,755	462

		5,562

Energy – 1.3%
Carrizo Oil & Gas Inc *	46,489	989
Evolution Petroleum	158,055	1,083
ProPetro Holding Corp *	19,074	384
RigNet Inc, Cl A *	44,802	670
Solaris Oilfield Infrastructure Inc, Cl A *	16,532	354
WPX Energy *	78,622	1,106

		4,586

Financials – 5.1%
Cohen & Steers Inc	7,076	335
Eagle Bancorp Inc *	5,626	326
eHealth Inc *	15,249	265
Essent Group Ltd *	16,381	711
Evercore, Cl A	18,651	1,679
Financial Engines	46,663	1,414
Green Dot Corp, Cl A *	6,061	365
Hamilton Lane Inc, Cl A	9,776	346
Heritage Financial Corp/WA	10,019	309
Home BancShares Inc/AR	21,452	499
Houlihan Lokey Inc, Cl A	7,241	329
LendingTree Inc *	1,299	442
LPL Financial Holdings Inc	7,517	429
Moelis & Co, Cl A	7,168	348
PennantPark Investment Corp	97,651	675
Preferred Bank/Los Angeles CA	5,540	326
Stifel Financial Corp	12,816	763
TPG Pace Energy Holdings Corp *	65,828	668
TPG Pace Holdings Corp *	45,795	468
Trupanion Inc *(A)	18,094	530
United Community Banks	40,621	1,143
Universal Insurance Holdings Inc	12,193	333
Value Creation *(B)	145,600	61
Walker & Dunlop Inc *	6,787	322
Wintrust Financial Corp	34,291	2,824

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WisdomTree Investments (A)	110,408	$1,386

		17,296

Health Care – 20.5%
Abeona Therapeutics Inc *(A)	16,560	262
Acadia Healthcare, Cl A *(A)	43,632	1,424
Accelerate Diagnostics Inc *(A)	26,906	705
Aclaris Therapeutics Inc *	15,375	379
Adamas Pharmaceuticals *(A)	33,190	1,125
Aerie Pharmaceuticals Inc *	14,416	861
Akebia Therapeutics Inc *	20,457	304
AMAG Pharmaceuticals Inc *	77,810	1,031
AMN Healthcare Services *	51,424	2,533
Ardelyx Inc *	62,326	411
Array BioPharma Inc *	29,693	380
Atara Biotherapeutics Inc *(A)	34,819	630
Avexis Inc *	4,532	502
AxoGen Inc *	13,286	376
Bluebird Bio Inc *	2,222	396
Blueprint Medicines Corp *	4,398	332
Cambrex Corp *	6,179	297
Capital Senior Living *	78,563	1,060
Catalent Inc *	8,423	346
Catalyst Pharmaceuticals Inc *	77,501	303
Chemed Corp	1,330	323
Chimerix Inc *	125,801	582
Corcept Therapeutics Inc *	21,195	383
CryoLife *	66,815	1,280
Cutera Inc *	10,685	485
Cymabay Therapeutics Inc *	44,161	406
DBV Technologies SA ADR *	21,424	527
Deciphera Pharmaceuticals Inc *	17,689	401
DexCom Inc *	10,717	615
Eagle Pharmaceuticals Inc/DE *(A)	4,122	220
Emergent BioSolutions *	7,557	351
Endologix Inc *(A)	125,836	673
Entellus Medical *	48,065	1,172
Esperion Therapeutics Inc *	7,339	483
Exact Sciences *	24,815	1,304
Global Blood Therapeutics Inc *	8,855	348
Globus Medical Inc, Cl A *	7,945	327
GlycoMimetics Inc *	23,622	397
HealthEquity Inc *	7,201	336
HealthSouth Corp	6,560	324
HealthStream Inc *	19,001	440
Heron Therapeutics Inc *	43,248	783
Ignyta *	82,116	2,193
Immunomedics *(A)	95,049	1,536
INC Research Holdings, Cl A *	34,201	1,491
Innoviva Inc *	24,055	341
Inogen *	19,877	2,367
Insmed Inc *	11,778	367

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Insulet Corp *	13,394	$924
Integra LifeSciences Holdings *	28,363	1,357
iRhythm Technologies Inc *	6,598	370
La Jolla Pharmaceutical Co *	12,487	402
LHC Group Inc *	5,080	311
Ligand Pharmaceuticals *	11,834	1,620
Loxo Oncology Inc *	3,813	321
Madrigal Pharmaceuticals Inc *	5,562	511
Magellan Health Inc *	3,303	319
Masimo Corp *	3,655	310
Medidata Solutions *	27,536	1,745
Merit Medical Systems *	24,357	1,052
Mersana Therapeutics Inc *	23,218	381
MiMedx Group Inc *(A)	23,769	300
Molina Healthcare Inc *	4,604	353
Natus Medical Inc *	20,254	774
Nektar Therapeutics, Cl A *	8,414	502
NeoGenomics *	168,422	1,492
Neurocrine Biosciences Inc *	5,126	398
Nevro Corp *	14,943	1,032
Novocure Ltd *	15,917	322
Omnicell *	42,217	2,048
OraSure Technologies Inc *	29,584	558
Pacific Biosciences of California Inc *(A)	167,417	442
Paratek Pharmaceuticals Inc *	23,957	429
Penumbra Inc *	2,999	282
PRA Health Sciences *	43,582	3,969
Prestige Brands Holdings, Cl A *	69,767	3,098
Puma Biotechnology Inc *	3,402	336
Quidel Corp *	9,810	425
Revance Therapeutics *(A)	34,729	1,242
Rhythm Pharmaceuticals Inc *(A)	20,627	599
Sage Therapeutics Inc *	2,885	475
Sangamo Therapeutics Inc *	22,778	374
Sarepta Therapeutics Inc *	7,997	445
Supernus Pharmaceuticals *	57,789	2,303
Tabula Rasa HealthCare Inc *	10,094	283
Teladoc Inc *(A)	12,386	432
Vanda Pharmaceuticals Inc *	29,828	453
ViewRay Inc *(A)	37,454	347
Vocera Communications *	44,016	1,330
WaVe Life Sciences Ltd *(A)	15,986	561
Xencor Inc *	28,272	620
Zogenix Inc *	8,521	341

		70,300

Industrials – 24.3%
ABM Industries Inc	13,452	507
Aerojet Rocketdyne Holdings Inc *	11,157	348
Air Transport Services Group *	84,082	1,946
Altra Industrial Motion Corp	7,211	363
American Woodmark Corp *	3,537	461

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apogee Enterprises	35,226	$1,611
Argan Inc	5,529	249
Axon Enterprise *(A)	46,468	1,231
Beacon Roofing Supply Inc *	5,129	327
BMC Stock Holdings *	47,664	1,206
Brink’s	21,449	1,688
Builders FirstSource Inc *	18,379	401
BWX Technologies Inc, Cl W	7,932	480
CAI International Inc *	12,810	363
Clean Harbors *	35,287	1,913
Columbus McKinnon Corp/NY	9,116	364
Comfort Systems USA Inc	7,588	331
Continental Building Products Inc *	11,703	329
Cubic Corp	5,269	311
Curtiss-Wright Corp	2,613	318
Deluxe	48,588	3,734
Dycom Industries Inc *	6,592	735
Energy Recovery Inc *(A)	30,866	270
EnPro Industries Inc	4,440	415
Exponent	15,055	1,070
Fortress Transportation & Infrastructure Investors	53,711	1,070
Forward Air	28,957	1,663
Global Brass & Copper Holdings Inc	9,442	313
Graham Corp, Cl A	24,674	516
Granite Construction Inc	8,879	563
H&E Equipment Services Inc	16,669	678
Harsco Corp *	16,426	306
Hawaiian Holdings Inc	7,861	313
Healthcare Services Group	55,622	2,932
Heartland Express	94,106	2,196
Heritage-Crystal Clean *	101,862	2,216
Herman Miller Inc	9,455	379
Hudson Technologies Inc *(A)	106,340	646
InnerWorkings *	195,703	1,963
Insperity Inc, Cl A	6,004	344
John Bean Technologies Corp, Cl A	40,890	4,531
Kadant Inc	4,161	418
Kennametal	41,128	1,991
Kirby *	30,263	2,022
Knight-Swift Transportation Holdings Inc, Cl A	15,076	659
Kornit Digital Ltd *(A)	22,044	356
MasTec *	31,667	1,550
Mercury Systems *	60,237	3,093
Moog Inc, Cl A *	3,742	325
MSC Industrial Direct, Cl A	12,433	1,202
Multi-Color	30,150	2,257
Navistar International Corp *	8,235	353
NV5 Global *	32,449	1,757
On Assignment *	25,924	1,666
Proto Labs *	13,467	1,387

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quad/Graphics Inc	14,100	$319
RBC Bearings Inc *	2,509	317
Ritchie Bros Auctioneers Inc (A)	23,612	707
Roadrunner Transportation Systems Inc *	32,205	248
Rush Enterprises Inc, Cl A *	8,505	432
Saia Inc *	5,736	406
Simpson Manufacturing Co Inc	7,670	440
SiteOne Landscape Supply Inc *	4,776	366
SP Plus *	61,435	2,279
Spartan Motors Inc	30,145	475
Steelcase Inc, Cl A	22,150	337
Sun Hydraulics Corp	6,652	430
Tennant	24,706	1,795
TriNet Group *	78,456	3,479
Triton International Ltd/Bermuda	9,860	369
TrueBlue Inc *	33,772	929
Universal Forest Products Inc	2,882	108
Viad Corp	5,781	320
Wabash National Corp	17,111	371
WABCO Holdings Inc *	2,320	333
WageWorks *	40,122	2,488
Watts Water Technologies Inc, Cl A	10,902	828
Woodward Inc	4,217	323
XPO Logistics *(A)	38,848	3,558
YRC Worldwide *	73,360	1,055

		83,348

Information Technology – 26.1%
2U Inc *	55,171	3,559
3D Systems Corp *(A)	75,340	651
Actua *	105,055	1,639
Acxiom *	38,628	1,065
Advanced Energy Industries Inc *	4,546	307
Applied Optoelectronics Inc *	4,594	174
Aspen Technology Inc *	4,809	318
Axcelis Technologies Inc *	11,970	344
AXT Inc *	49,500	431
Barracuda Networks Inc *	36,073	992
Benefitfocus Inc *(A)	21,187	572
Blackhawk Network Holdings, Cl A *	60,130	2,144
Blackline Inc *	11,742	385
CalAmp *	107,055	2,294
Callidus Software *	131,819	3,777
Carbonite *	69,436	1,743
Cargurus Inc, Cl A *(A)	10,474	314
ChannelAdvisor Corp *	49,293	444
Cimpress *	13,881	1,664
Cirrus Logic Inc *	6,847	355
Coherent Inc *	1,953	551
comScore Inc *(A)	21,755	620
Control4 Corp *	10,515	313
Cornerstone OnDemand *	43,292	1,530

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CSG Systems International Inc	7,242	$317
CTS Corp	34,100	878
CyberArk Software Ltd *	15,466	640
Descartes Systems Group Inc/The *	20,267	576
Ebix Inc	4,282	339
Electro Scientific Industries Inc *	17,653	378
Entegris Inc	23,864	727
Envestnet *	39,282	1,958
ePlus Inc *	4,231	318
Euronet Worldwide *	30,573	2,576
Everbridge *	93,718	2,785
EVERTEC Inc	23,535	321
Extreme Networks Inc *	27,601	346
FireEye *(A)	172,895	2,455
Five9 *	69,713	1,734
FormFactor Inc *	22,058	345
Forrester Research Inc	14,940	660
GrubHub *(A)	19,065	1,369
GTT Communications Inc *	10,557	496
Hortonworks Inc *	21,470	432
HubSpot Inc *	11,242	994
Ichor Holdings Ltd *	31,247	769
II-VI Inc *	7,073	332
Instructure Inc *	13,104	434
Integrated Device Technology Inc *	10,315	307
InterDigital Inc/PA	4,194	319
KEMET Corp *	20,274	305
Littelfuse	11,668	2,308
LivePerson *	101,010	1,162
LogMeIn	20,808	2,383
MAXIMUS	21,684	1,552
Mesa Laboratories Inc	3,251	404
Methode Electronics Inc	7,034	282
MINDBODY Inc, Cl A *	11,608	354
MKS Instruments Inc	3,515	332
Monolithic Power Systems	20,927	2,351
New Relic *	18,328	1,059
Novanta Inc *	7,321	366
Nutanix Inc, Cl A *	9,386	331
Paycom Software *(A)	26,980	2,167
PDF Solutions Inc *	60,810	955
Perficient Inc *	46,533	887
Presidio *	74,466	1,428
Progress Software Corp	7,899	336
Proofpoint *(A)	14,303	1,270
Q2 Holdings *	46,183	1,702
QAD Inc, Cl A	23,989	932
Qualys Inc *	5,629	334
RealPage *	45,647	2,022
RingCentral, Cl A *	46,716	2,261
Rogers Corp *	2,756	446
Shutterstock *	36,353	1,564

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Silicom Ltd	5,995	$420
Silicon Laboratories Inc *	3,504	309
Stamps.com Inc *	1,869	351
Stratasys *(A)	54,307	1,084
Systemax Inc	12,222	407
Tech Data *	3,447	338
TeleTech Holdings Inc	8,219	331
Tyler Technologies Inc *	4,947	876
Ultra Clean Holdings Inc *	15,314	354
Universal Display Corp	2,440	421
USA Technologies *(A)	123,904	1,208
Varonis Systems *	38,416	1,865
Virtusa Corp *	6,815	300
Web.com Group Inc *	14,784	322
Xcerra Corp *	32,461	318
XO Group *	80,489	1,486
Zendesk Inc *	17,971	608

		89,482

Materials – 2.8%
AdvanSix Inc *	7,286	306
Boise Cascade Co	8,397	335
Eagle Materials Inc	3,029	343
Ferro Corp *	16,267	384
Huntsman	10,239	341
Ingevity *	17,005	1,198
KMG Chemicals	20,562	1,359
Kronos Worldwide Inc	11,741	302
Louisiana-Pacific Corp *	15,526	408
Sensient Technologies Corp	4,183	306
Summit Materials, Cl A *	74,374	2,338
Trinseo SA	5,810	422
US Concrete *(A)	19,327	1,617

		9,659

Real Estate – 1.9%
CoreSite Realty ‡	12,919	1,471
FirstService Corp	7,407	518
HFF Inc, Cl A	7,373	359
Jernigan Capital Inc ‡(A)	24,821	472
Marcus & Millichap Inc *	10,255	334
Medical Properties Trust Inc ‡	50,453	695
National Storage Affiliates Trust ‡	44,395	1,210
Potlatch Corp ‡	6,049	302
Rexford Industrial Realty Inc ‡	32,949	961
RMR Group Inc/The	5,493	326

		6,648

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telecommunication Services – 0.1%
Boingo Wireless Inc *	13,670	$308

Total Common Stock (Cost $283,248) ($ Thousands)		335,495

	Number of Rights
RIGHTS – 0.0%
Dyax CVR, Expires 12/31/2019	7,184	–
Durata Therapeutics ‡‡(B)	8,500	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP – 8.9%
SEI Liquidity Fund, L.P. 1.35% **† (C)	30,316,847	30,317

Total Affiliated Partnership (Cost $30,316) ($ Thousands)		30,317

CASH EQUIVALENT – 2.1%
SEI Daily Income Trust, Government Fund, Cl F 1.040%**†	7,373,961	7,374

Total Cash Equivalent (Cost $7,374) ($ Thousands)		7,374

Total Investments in Securities – 108.8% (Cost $320,938) ($ Thousands)		$373,186

Percentages are based on Net Assets of $342,984 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.
††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2017. The total market value of securities on loan at December 31, 2017 was $28,922 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2017 was $30,317 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

CVR – Contingent Value Rights

L.P. – Limited Partnership

Ltd. – Limited

The following is a list of the levels of inputs used as of December 31, 2017 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$335,434	$–	$61	$335,495
Rights	–	–	–	–
Affiliated Partnership	–	30,317	–	30,317
Cash Equivalent	7,374	–	–	7,374

Total Investments in Securities	$342,808	$30,317	$61	$373,186

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended December 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 12/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$27,403	$31,949	$(29,037)	$—	$2	$30,317	$103
SEI Daily Income Trust, Government Fund, CI F	12,753	37,014	(42,393)	—	—	7,374	33

Totals	$40,156	$68,963	$(71,430)	$—	$2	$37,691	$136

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 96.7%
Consumer Discretionary – 13.7%
Aaron’s Inc	25,954	$1,034
Adtalem Global Education Inc	39,612	1,666
Advance Auto Parts	6,949	693
American Axle & Manufacturing Holdings Inc *	77,346	1,317
American Public Education Inc *	14,252	357
Asbury Automotive Group Inc *	7,493	479
Autoliv Inc (A)	7,000	889
Bed Bath & Beyond Inc	46,474	1,022
Big Lots Inc (A)	73,813	4,145
Biglari Holdings Inc *	1,862	772
Bloomin’ Brands Inc	33,799	721
Boyd Gaming Corp (A)	100,317	3,516
Bridgepoint Education Inc, Cl A *	35,170	292
Bright Horizons Family Solutions *	16,432	1,545
Brinker International Inc (A)	27,563	1,070
Buffalo Wild Wings Inc *	6,238	975
Burlington Stores Inc *	15,376	1,892
Century Communities Inc *	13,157	409
Cheesecake Factory Inc (A)	92,446	4,454
Children’s Place Inc/The	2,175	316
Citi Trends Inc	6,396	169
Cooper Tire & Rubber Co (A)	18,400	650
Cooper-Standard Holdings Inc *	8,000	980
Core-Mark Holding, Cl A	19,658	621
Dana Inc	34,652	1,109
Dave & Buster’s Entertainment Inc *	28,745	1,586
Del Frisco’s Restaurant Group Inc *	20,761	317
Dick’s Sporting Goods Inc	11,194	322
Dillard’s Inc, Cl A (A)	2,522	151
Domino’s Pizza Inc	2,231	422
DSW Inc, Cl A	44,094	944
Extended Stay America Inc	16,873	321
Five Below Inc *	28,495	1,890
Floor & Decor Holdings Inc, Cl A *	11,760	572
GameStop Corp, Cl A (A)	65,215	1,171
Gentherm Inc *	49,622	1,575
Goodyear Tire & Rubber	26,690	862
Grand Canyon Education *	31,371	2,809
Group 1 Automotive Inc	9,467	672
Guess? Inc, Cl 3	77,429	1,307
Hasbro Inc	8,180	743
Haverty Furniture Cos Inc	7,845	178
Hibbett Sports Inc *	75,421	1,539
Installed Building Products Inc *	9,077	689
Interpublic Group of Cos Inc/The	32,406	653
K12 Inc *	27,523	438
LCI Industries	13,689	1,780
Lear	15,285	2,700
Lions Gate Entertainment Corp, Cl A *	26,613	900
Lithia Motors Inc, Cl A (A)	50,552	5,742

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LKQ Corp *	26,694	$1,086
Marriott Vacations Worldwide Corp (A)	16,786	2,270
Michael Kors Holdings Ltd *	24,328	1,531
Michaels Cos Inc *	13,960	338
Murphy USA Inc *(A)	7,798	627
Newell Brands Inc, Cl B	20,677	639
Nexstar Media Group Inc, Cl A	107,939	8,441
NVR Inc *	745	2,614
Ollie’s Bargain Outlet Holdings *(A)	40,289	2,145
Oxford Industries Inc, Cl A	4,163	313
Perry Ellis International Inc, Cl A *	6,420	161
PICO Holdings Inc	22,727	291
Planet Fitness, Cl A *	66,798	2,313
Polaris Industries Inc (A)	3,538	439
Pool Corp	24,064	3,120
Scientific Games Corp, Cl A *	23,425	1,202
Shutterfly Inc *	6,379	317
Signet Jewelers Ltd	33,082	1,871
Six Flags Entertainment Corp (A)	113,140	7,532
Skechers U.S.A. Inc, Cl A *	152,849	5,784
Sleep Number Corp *	29,380	1,104
SodaStream International Ltd *	20,077	1,412
Stoneridge Inc *	18,416	421
Taylor Morrison Home Corp, Cl A *	12,685	310
Tenneco Inc	23,402	1,370
Texas Roadhouse Inc, Cl A	17,057	898
Tilly’s Inc, Cl A	25,424	375
Tower International Inc	40,279	1,230
Tractor Supply Co	4,385	328
Ulta Beauty Inc *	3,283	734
Urban Outfitters Inc *	13,717	481
Vail Resorts Inc	16,565	3,520
Visteon Corp *	17,488	2,188
Wendy’s Co	180,995	2,972
Whirlpool	5,200	877
Wolverine World Wide	35,748	1,140
ZAGG Inc *	28,169	520

		124,290

Consumer Staples – 3.1%
Andersons Inc	21,378	666
Central Garden & Pet Co, Cl A *	39,008	1,471
Chefs’ Warehouse Inc/The *	20,954	430
Darling Ingredients Inc *	23,438	425
Dean Foods Co	73,257	847
Energizer Holdings Inc	10,900	523
Fresh Del Monte Produce Inc	10,733	512
Freshpet Inc *(A)	82,270	1,559
Hain Celestial Group Inc *	40,468	1,715
HRG Group Inc *	258,276	4,378
Ingredion	7,843	1,097
J&J Snack Foods Corp	7,030	1,067

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kroger	19,039	$523
Lamb Weston Holdings Inc	34,188	1,930
Molson Coors Brewing Co, Cl B	6,535	536
Pilgrim’s Pride *	30,205	938
Pinnacle Foods Inc	51,797	3,080
Post Holdings Inc *	5,128	406
Sanderson Farms Inc (A)	14,381	1,996
SpartanNash Co	14,576	389
Spectrum Brands Holdings Inc (A)	9,521	1,070
United Natural Foods Inc *	25,677	1,265
US Foods Holding Corp *	27,661	883
USANA Health Sciences Inc *	4,731	350

		28,056

Energy – 4.4%
Abraxas Petroleum Corp *	177,515	437
Andeavor	14,412	1,648
Arch Coal Inc	4,292	400
Callon Petroleum Co *	179,143	2,176
Cloud Peak Energy Inc *	102,389	456
Concho Resources Inc *	8,831	1,326
Diamondback Energy Inc, Cl A *	13,875	1,752
Forum Energy Technologies Inc *(A)	21,221	330
Matador Resources Co *	68,125	2,121
Matrix Service Co *	72,228	1,286
McDermott International Inc *	171,090	1,126
Midstates Petroleum Co Inc *	37,993	630
Noble Corp plc *	368,951	1,668
Oasis Petroleum Inc *	62,111	522
Parsley Energy Inc, Cl A *	175,521	5,167
Patterson-UTI Energy	53,360	1,228
PBF Energy, Cl A (A)	153,336	5,436
Peabody Energy Corp *	10,194	401
Pioneer Natural Resources Co	2,474	428
Range Resources	24,776	423
RSP Permian Inc *	83,609	3,401
SandRidge Energy *(A)	23,898	503
Southwestern Energy *	667,758	3,726
Ultra Petroleum Corp *	108,824	986
US Silica Holdings Inc	6,069	197
Whiting Petroleum Corp *	96,330	2,551

		40,325

Financials – 18.7%
1st Source Corp	4,460	221
Affiliated Managers Group Inc	12,845	2,636
AGNC Investment Corp ‡(A)	40,696	822
Allstate	7,797	816
American Equity Investment Life Holding Co	170,436	5,237
American Financial Group Inc/OH	14,643	1,589
Ameriprise Financial	4,701	797
Arch Capital Group Ltd *	3,676	334

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Argo Group International Holdings Ltd	5,428	$335
Artisan Partners Asset Management Inc, Cl A	38,879	1,536
Aspen Insurance Holdings Ltd	8,500	345
Assurant	10,159	1,024
Assured Guaranty	12,310	417
Banc of California Inc (A)	39,554	817
BancFirst Corp	8,096	414
Bancorp Inc/The *	129,901	1,283
Bank of the Ozarks (A)	33,239	1,610
BankUnited Inc	97,279	3,961
Beneficial Bancorp Inc	51,000	839
BGC Partners Inc, Cl A	327,534	4,949
BofI Holding Inc *(A)	32,767	980
Canadian Imperial Bank of Commerce	3,321	324
Cannae Holdings Inc *	32,120	547
Capitol Federal Financial Inc	12,148	163
Cboe Global Markets Inc	10,390	1,294
Central Pacific Financial Corp	15,480	462
Chemical Financial Corp	17,703	947
City Holding Co	4,920	332
CNO Financial Group Inc	78,308	1,933
Columbia Banking System Inc	137,842	5,988
Community Trust Bancorp Inc	5,462	257
Cowen Inc, Cl A *(A)	47,857	653
Customers Bancorp Inc *	14,592	379
Dime Community Bancshares Inc	17,964	376
E*TRADE Financial Corp *	16,141	800
Eagle Bancorp Inc *	33,168	1,920
East West Bancorp Inc	37,713	2,294
Employers Holdings Inc	17,888	794
Enterprise Financial Services Corp	9,147	413
Essent Group Ltd *	9,139	397
Evercore, Cl A	15,008	1,351
Everest Re Group	6,060	1,341
FBL Financial Group Inc, Cl A	2,500	174
Federal Agricultural Mortgage Corp, Cl C	7,433	582
Federated Investors Inc, Cl B	21,618	780
Fidelity Southern Corp	20,478	446
Financial Institutions Inc	13,592	423
First American Financial Corp	27,324	1,531
First Citizens BancShares Inc/NC, Cl A	1,150	463
First Commonwealth Financial Corp	156,875	2,246
First Interstate BancSystem Inc, Cl A	19,006	761
FirstCash Inc	36,698	2,475
Flagstar Bancorp Inc *	15,477	579
FNB Corp/PA (Pennsylvania)	245,116	3,388
Franklin Financial Network Inc *	3,858	132
Genworth Financial Inc, Cl A *	139,954	435
Granite Point Mortgage Trust	3	–
Great Western Bancorp Inc	46,395	1,847
Green Dot Corp, Cl A *	73,906	4,454
Greenlight Capital Re Ltd, Cl A *	26,989	542

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hamilton Lane Inc, Cl A (A)	31,690	$1,122
Hanmi Financial Corp	19,360	588
Hanover Insurance Group Inc/The, Cl A	34,803	3,762
Heartland Financial USA Inc	14,677	787
Heritage Financial Corp/WA	15,795	486
Horace Mann Educators Corp, Cl A	22,271	982
Houlihan Lokey Inc, Cl A	42,219	1,918
Huntington Bancshares Inc/OH	127,744	1,860
Infinity Property & Casualty Corp	6,577	697
International Bancshares Corp	20,180	801
INTL. FCStone Inc *	11,359	483
Investors Bancorp Inc	57,756	802
LPL Financial Holdings Inc	51,260	2,929
MarketAxess Holdings Inc	3,601	727
MB Financial Inc	161,930	7,209
MGIC Investment Corp *	217,483	3,069
National General Holdings Corp	54,242	1,065
National Western Life Group Inc, Cl A	870	288
OFG Bancorp (A)	450,536	4,235
OneMain Holdings, Cl A *	9,338	243
PacWest Bancorp	146,703	7,394
PennyMac Financial Services Inc, Cl A *	37,039	828
Piper Jaffray Cos	8,894	767
Popular Inc	47,861	1,699
Primerica Inc (A)	4,255	432
ProAssurance Corp	4,901	280
Radian Group	15,045	310
Raymond James Financial Inc	28,900	2,581
Regional Management Corp *	16,091	423
Reinsurance Group of America, Cl A	13,096	2,042
RenaissanceRe Holdings Ltd	1,520	191
Santander Consumer USA Holdings	71,795	1,337
Selective Insurance Group Inc	56,285	3,304
ServisFirst Bancshares Inc (A)	15,218	632
Signature Bank/New York NY, Cl B *	12,425	1,705
SLM Corp *	260,629	2,945
South State Corp	41,797	3,643
Starwood Property Trust ‡	160,110	3,418
State Bank Financial Corp	12,145	362
Sterling Bancorp/DE	48,664	1,197
Stifel Financial Corp	20,530	1,223
Stock Yards Bancorp Inc	8,696	328
SVB Financial Group, Cl B *	10,502	2,455
Synovus Financial Corp	17,477	838
TCF Financial Corp	55,027	1,128
Two Harbors Investment ‡	62,651	1,019
Umpqua Holdings Corp	127,720	2,657
United Financial Bancorp Inc	23,100	407
Unum Group	29,327	1,610
Validus Holdings Ltd	11,123	522
Voya Financial	53,770	2,660
Walker & Dunlop Inc *	12,464	592

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Webster Financial Corp	3,768	$212
Western Alliance Bancorp *	71,507	4,049
WSFS Financial Corp	28,005	1,340
Zions Bancorporation	76,038	3,865

		169,633

Health Care – 9.5%
ABIOMED Inc *	8,661	1,623
Aerie Pharmaceuticals Inc *	21,500	1,285
Aimmune Therapeutics Inc *	26,200	991
Akorn Inc *	49,189	1,585
Align Technology Inc *	14,058	3,124
AmerisourceBergen, Cl A	6,015	552
AMN Healthcare Services *	16,505	813
Audentes Therapeutics Inc *	19,379	606
Blueprint Medicines Corp *	4,312	325
Cambrex Corp *	12,329	592
Catalent Inc *	17,688	727
Charles River Laboratories International Inc *	7,525	824
Chemed Corp	12,011	2,919
Clovis Oncology Inc *	6,622	450
Corcept Therapeutics Inc *	23,699	428
DENTSPLY SIRONA Inc	12,999	856
DexCom Inc *(A)	9,067	520
Emergent BioSolutions Inc *	40,449	1,880
Exelixis Inc *	57,552	1,750
GW Pharmaceuticals PLC ADR *	3,127	413
HealthSouth Corp	19,928	985
Humana Inc	5,500	1,364
ICON PLC *	18,166	2,037
ICU Medical Inc *	5,669	1,224
IDEXX Laboratories Inc *	6,675	1,044
Incyte Corp *	3,300	312
Innoviva Inc *	96,876	1,375
Insulet Corp *	12,372	854
iRhythm Technologies Inc *	16,917	948
Keryx Biopharmaceuticals Inc *(A)	142,767	664
Lannett Co Inc *(A)	204,005	4,733
Lantheus Holdings Inc *	9,992	204
LHC Group Inc *	8,754	536
Ligand Pharmaceuticals *(A)	71,258	9,757
Magellan Health Inc *	12,967	1,252
Masimo Corp *	15,397	1,306
Medicines Co *(A)	16,794	459
MEDNAX Inc *	4,845	259
Mettler-Toledo International Inc *	411	255
Molina Healthcare Inc *	16,957	1,300
Nektar Therapeutics, Cl A *	96,691	5,774
Neurocrine Biosciences Inc *	7,182	557
Nevro Corp *(A)	8,092	559
Novocure Ltd *	29,404	594

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Omnicell *	15,748	$764
Pacira Pharmaceuticals Inc *	29,515	1,347
PDL BioPharma Inc *	175,882	482
Penumbra Inc *	14,741	1,387
PerkinElmer Inc	12,707	929
PRA Health Sciences *	41,721	3,799
Premier Inc, Cl A *	54,241	1,583
Progenics Pharmaceuticals Inc *	54,054	322
Puma Biotechnology Inc *	11,755	1,162
Quality Systems Inc *	21,067	286
Sage Therapeutics Inc *	10,588	1,744
Sarepta Therapeutics Inc *	26,385	1,468
Teleflex Inc	10,548	2,625
TESARO Inc *	12,579	1,042
Triple-S Management Corp, Cl B *	21,880	544
Ultragenyx Pharmaceutical Inc *	5,198	241
United Therapeutics *	16,601	2,456
Vocera Communications *	30,389	918
WellCare Health Plans Inc *	13,173	2,649

		86,363

Industrials – 15.5%
AAR Corp	16,008	629
ACCO Brands Corp *	195,035	2,379
Acuity Brands Inc	5,691	1,002
Air Transport Services Group *	37,615	870
Alaska Air Group	3,200	235
Albany International Corp, Cl A	6,020	370
AO Smith Corp	28,088	1,721
ArcBest Corp	25,532	913
Atlas Air Worldwide Holdings Inc *	56,118	3,291
Beacon Roofing Supply Inc *	5,422	346
Briggs & Stratton Corp	16,366	415
Brink’s	4,693	369
BWX Technologies Inc, Cl W	120,611	7,296
Carlisle Cos Inc	22,082	2,510
Cintas Corp	12,501	1,948
Comfort Systems USA Inc	5,376	235
Copa Holdings, Cl A	5,789	776
Copart Inc *	12,594	544
Crane Co, Cl A	9,649	861
Curtiss-Wright Corp	15,306	1,865
Deluxe (A)	11,400	876
Ducommun Inc *	11,173	318
DXP Enterprises Inc/TX *	12,853	380
Dycom Industries Inc *	17,645	1,966
EMCOR Group Inc	24,206	1,979
Engility Holdings Inc *	23,184	658
Ennis Inc	6,625	137
Genesee & Wyoming Inc, Cl A *	117,287	9,234
Global Brass & Copper Holdings Inc	8,105	268
Greenbrier Cos Inc/The (A)	22,252	1,186

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
H&E Equipment Services Inc	48,395	$1,967
Hawaiian Holdings Inc	26,352	1,050
HD Supply Holdings Inc *	29,102	1,165
Hexcel Corp, Cl A	24,458	1,513
HNI Corp	3,926	151
Huntington Ingalls Industries, Cl A	7,861	1,853
Hyster-Yale Materials Handling Inc	2,559	218
IDEX Corp	13,263	1,750
Insperity Inc, Cl A	8,458	485
Insteel Industries Inc	33,114	938
ITT Inc	39,641	2,116
Jacobs Engineering Group Inc	6,039	398
JetBlue Airways *	150,339	3,359
John Bean Technologies Corp, Cl A	7,131	790
Kadant Inc	21,160	2,124
Kaman Corp, Cl A	58,958	3,469
KAR Auction Services Inc	114,318	5,774
Kirby *(A)	1,100	74
L3 Technologies	7,300	1,444
LB Foster Co, Cl A *	54,099	1,469
Lincoln Electric Holdings Inc	9,496	870
ManpowerGroup	25,113	3,167
Masonite International Corp *	14,787	1,096
MasTec *	39,850	1,951
Mercury Systems *	11,253	578
Meritor Inc *	119,937	2,814
Middleby Corp/The *(A)	11,790	1,591
MSA Safety Inc	10,698	829
Navigant Consulting Inc *	19,621	381
Navistar International Corp *	21,195	909
Old Dominion Freight Line Inc, Cl A	25,477	3,352
On Assignment *	8,718	560
Orbital ATK Inc	6,990	919
Oshkosh Corp	11,108	1,010
Owens Corning	42,973	3,951
Quanta Services Inc *	21,209	830
RBC Bearings Inc *	11,061	1,398
Regal Beloit	10,864	832
Roadrunner Transportation Systems Inc *	58,608	452
Robert Half International Inc	29,700	1,650
RPX Corp	31,949	429
Ryder System	8,900	749
Saia Inc *	9,826	695
SiteOne Landscape Supply Inc *	25,227	1,935
SkyWest Inc	21,047	1,118
Spartan Motors Inc	40,000	630
Sparton Corp *	32,848	757
Spirit AeroSystems Holdings, Cl A	28,103	2,452
Spirit Airlines Inc *	11,731	526
Teledyne Technologies Inc *	22,108	4,005
Terex Corp	11,651	562
Tetra Tech Inc	16,037	772

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Toro Co/The	10,348	$675
TransDigm Group Inc	500	137
TransUnion *	15,948	877
Trinity Industries	31,378	1,175
Triton International Ltd/Bermuda	40,113	1,502
Triumph Group Inc (A)	6,256	170
TrueBlue Inc *	37,290	1,025
United Rentals Inc *	16,954	2,915
Valmont Industries Inc	4,044	671
Vectrus Inc *	25,809	796
Wabash National Corp (A)	46,825	1,016
Wabtec Corp/DE (A)	3,600	293
WageWorks *	8,366	519
Waste Connections Inc	7,173	509
Watsco Inc	3,339	568
WESCO International Inc *	18,427	1,256
XPO Logistics *	45,369	4,155
Xylem Inc/NY	9,310	635
YRC Worldwide *	36,674	527

		140,875

Information Technology – 17.7%
2U Inc *(A)	20,631	1,331
ACI Worldwide Inc *	239,923	5,439
Advanced Energy Industries Inc *	15,785	1,065
Amkor Technology Inc *	37,824	380
Anixter International Inc *	4,234	322
ANSYS Inc *	2,600	384
Applied Optoelectronics Inc *(A)	7,364	278
Arista Networks Inc *(A)	4,501	1,060
Arrow Electronics, Cl A *	4,925	396
Aspen Technology Inc *	42,378	2,805
Avnet Inc	7,600	301
AVX Corp	19,565	338
Belden Inc	9,618	742
Benchmark Electronics Inc *	25,072	730
Blackbaud Inc, Cl A (A)	3,876	366
Bottomline Technologies de Inc *	23,423	812
Broadcom Ltd	9,282	2,385
Broadridge Financial Solutions Inc	1,700	154
Cadence Design Systems Inc *	54,862	2,294
CDW Corp	10,820	752
Cimpress *(A)	10,766	1,291
Cirrus Logic Inc *	16,316	846
Cognex Corp	13,498	826
Coherent Inc *	3,990	1,126
Convergys Corp	20,581	484
CoStar Group Inc *	10,197	3,028
Criteo SA ADR *	82,242	2,141
CSG Systems International Inc	16,700	732
CSRA Inc	28,505	853
Cypress Semiconductor Corp	184,559	2,813

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Electronic Arts Inc *	13,002	$1,366
Entegris Inc	26,270	800
EPAM Systems Inc *	5,383	578
EVERTEC Inc	107,221	1,464
Fidelity National Information Services Inc, Cl B	12,186	1,147
Finisar *	108,113	2,200
First Data, Cl A *	20,101	336
First Solar Inc *	4,866	329
Gartner Inc *	1,518	187
Global Payments Inc	5,841	585
GrubHub *(A)	23,204	1,666
GTT Communications Inc *	29,344	1,378
Guidewire Software Inc, Cl Z *	13,806	1,025
Hortonworks Inc *	78,678	1,582
HubSpot Inc *	6,760	598
IAC/InterActiveCorp *	84,810	10,371
II-VI Inc *	16,322	766
Inphi Corp *(A)	24,989	915
Insight Enterprises Inc *	21,641	829
Integrated Device Technology Inc *	91,829	2,730
InterDigital Inc	20,873	1,589
InterXion Holding NV *	26,628	1,569
j2 Global Inc	61,351	4,603
Jabil	58,685	1,540
Keysight Technologies Inc *	41,301	1,718
Leidos Holdings Inc	24,667	1,593
Littelfuse	11,905	2,355
LogMeIn	9,960	1,140
Lumentum Holdings Inc *(A)	16,404	802
Manhattan Associates Inc *	10,280	509
Marvell Technology Group	67,906	1,458
Match Group Inc *(A)	78,178	2,448
MAXIMUS	23,636	1,692
Mellanox Technologies Ltd *	17,630	1,141
Methode Electronics Inc	11,078	444
Microchip Technology	10,000	879
Microsemi Corp *	26,452	1,366
MKS Instruments Inc	14,407	1,361
Monolithic Power Systems	13,891	1,561
NCR Corp *	49,397	1,679
New Relic *	15,592	901
Nutanix Inc, Cl A *	22,979	811
Oclaro Inc *(A)	49,669	335
ON Semiconductor *	104,390	2,186
Orbotech Ltd *	33,516	1,684
Palo Alto Networks Inc *	4,182	606
Paylocity Holding Corp *	17,250	813
Photronics Inc *	73,207	624
Proofpoint *(A)	9,299	826
PTC Inc *	7,224	439
Pure Storage Inc, Cl A *	77,647	1,231

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Q2 Holdings *	18,175	$670
Qorvo Inc *	10,870	724
RealPage *	9,736	431
Ribbon Communications Inc *	24,298	188
RingCentral, Cl A *	70,419	3,408
Sanmina Corp *	38,828	1,281
ScanSource Inc *	28,425	1,018
Science Applications International Corp	11,933	914
Shopify Inc, Cl A *	9,112	920
Shutterstock *	15,779	679
Silicon Laboratories Inc *	19,462	1,718
Silicon Motion Technology Corp ADR (A)	92,845	4,917
Square Inc, Cl A *(A)	74,112	2,569
SS&C Technologies Holdings Inc	17,556	711
Stamps.com Inc *	20,973	3,943
Super Micro Computer Inc *(A)	46,906	981
Sykes Enterprises Inc *	9,942	313
Synaptics Inc *	40,126	1,603
SYNNEX Corp	9,640	1,311
Synopsys Inc *	20,308	1,731
Take-Two Interactive Software Inc, Cl A *	43,532	4,779
Tech Data *	11,750	1,151
Teradyne	40,298	1,687
Trimble Inc *	21,547	876
Tyler Technologies Inc *	4,765	844
Ultimate Software Group Inc *	3,156	689
Universal Display Corp	14,294	2,468
VeriFone Systems Inc *	350,987	6,216
Zebra Technologies Corp, Cl A *	21,623	2,244

		160,213

Materials – 6.7%
A Schulman Inc	51,428	1,916
Albemarle Corp	10,887	1,392
American Vanguard Corp, Cl B	16,000	314
Ashland Global Holdings Inc	24,677	1,757
Avery Dennison Corp	24,778	2,846
Berry Global Group Inc *	41,193	2,417
Boise Cascade Co	24,368	972
Cabot	24,685	1,520
Chemours Co	20,104	1,006
Cleveland-Cliffs Inc *(A)	65,808	475
Crown Holdings *	14,143	796
Eagle Materials Inc	13,182	1,494
FMC Corp	81,975	7,760
Huntsman	43,455	1,447
Innophos Holdings Inc	6,833	319
Louisiana-Pacific Corp *	28,749	755
LSB Industries Inc *(A)	155,682	1,364
Materion Corp	12,245	595
Neenah Paper Inc, Cl A	14,000	1,269
OMNOVA Solutions Inc *	26,316	263

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Owens-Illinois *	116,723	$2,588
Packaging Corp of America	10,242	1,235
PolyOne Corp	61,364	2,669
Rayonier Advanced Materials Inc	43,416	888
Sensient Technologies Corp	16,062	1,175
Silgan Holdings Inc	117,397	3,450
Steel Dynamics	42,104	1,816
Stepan Co	6,908	546
Summit Materials, Cl A *	42,384	1,333
Tahoe Resources Inc	129,500	620
Trinseo SA	18,309	1,329
United States Steel	151,099	5,317
Valvoline Inc	224,160	5,617
Westlake Chemical Corp	10,306	1,098
Worthington Industries Inc	10,292	453
WR Grace & Co	4,216	296

		61,107

Real Estate – 5.2%
Alexandria Real Estate Equities ‡	10,497	1,371
American Campus Communities Inc ‡	25,659	1,053
American Homes 4 Rent, Cl A ‡	53,310	1,164
Armada Hoffler Properties Inc ‡	28,819	448
CBL & Associates Properties ‡(A)	177,970	1,007
Chesapeake Lodging Trust ‡	44,203	1,197
Columbia Property Trust ‡	36,405	836
CoreCivic Inc ‡	115,755	2,605
CoreSite Realty ‡	5,244	597
CyrusOne ‡	32,312	1,924
Digital Realty Trust, Cl A ‡	10,717	1,221
Douglas Emmett ‡	4,298	176
Education Realty Trust Inc ‡	25,481	890
EPR Properties, Cl A ‡	25,392	1,662
Forest City Realty Trust Inc, Cl A ‡	22,450	541
Forestar Group Inc *(A)	2,519	55
Gaming and Leisure Properties Inc ‡	66,751	2,470
Getty Realty Corp ‡	15,214	413
Highwoods Properties ‡	25,905	1,319
Howard Hughes *	36,546	4,797
InfraREIT Inc ‡	33,896	630
Invitation Homes ‡	101,798	2,399
Jones Lang LaSalle	16,139	2,404
Life Storage ‡	1,800	160
Medical Properties Trust Inc ‡(A)	269,794	3,718
Mid-America Apartment Communities Inc ‡	8,042	809
Newmark Group Inc, Cl A *	85,241	1,355
Park Hotels & Resorts ‡	56,533	1,625
Potlatch Corp ‡	7,281	363
Realogy Holdings	67,523	1,789
Regency Centers ‡	7,596	526
Ryman Hospitality Properties Inc ‡	14,227	982
STAG Industrial ‡	26,238	717

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sun Communities ‡	1,400	$130
Sunstone Hotel Investors ‡	59,555	984
Tier REIT Inc ‡	35,927	733
Xenia Hotels & Resorts Inc ‡	90,567	1,955

		47,025

Telecommunication Services – 0.4%
Cogent Communications Holdings Inc	12,431	563
Vonage Holdings Corp *	259,708	2,641

		3,204

Utilities – 1.8%
ALLETE Inc	20,433	1,519
Aqua America Inc	34,439	1,351
Atmos Energy Corp	20,484	1,759
Avista Corp	21,700	1,117
Black Hills Corp, Cl A	6,055	364
CMS Energy Corp	10,600	501
El Paso Electric Co, Cl A	6,666	369
Great Plains Energy Inc	42,356	1,366
Hawaiian Electric Industries Inc	9,542	345
IDACORP Inc, Cl A	10,909	997
National Fuel Gas Co	19,648	1,079
Portland General Electric Co	43,378	1,977
Southwest Gas Holdings Inc	10,221	823
UGI	35,168	1,651
Vectren Corp	7,055	459
Vistra Energy *	20,994	385

		16,062

Total Common Stock (Cost $549,827) ($ Thousands)		877,153

	Number of Rights

RIGHTS – 0.0%
Dyax CVR, Expires 12/31/2019	6,884	–
Endo Pharmaceuticals ‡‡	1,900	–
Central European Media Enterprises ‡‡	53	–
Safeway CVR - Casa Ley ‡‡	11,400	12
Safeway CVR - PDC ‡‡	11,400	–
Chelseea Therapeutics International CVR ‡‡(B)	3,004	–

Total Rights (Cost $–) ($ Thousands)		12

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP – 9.2%
SEI Liquidity Fund, L.P. 1.350% **†(C)	83,965,753	$83,967

Total Affiliated Partnership (Cost $83,965) ($ Thousands)		83,967

CASH EQUIVALENT – 3.3%
SEI Daily Income Trust, Government Fund, Cl F 1.040%**†	29,650,767	29,651

Total Cash Equivalent (Cost $29,651) ($ Thousands)		29,651

Total Investments in Securities – 109.2% (Cost $663,443) ($ Thousands)		$990,783

Percentages are based on Net Assets of $906,954 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2017. The total market value of securities on loan at December 31, 2017 was $81,501 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2017 was $83,967 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

CVR – Contingent Value Rights

Ltd. – Limited

L.P. – Limited Partnership

PLC – Public Limited Company

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

The following is a list of the levels of inputs used as of December 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$877,153	$–	$–	$877,153
Rights	–	12	–	12
Affiliated Partnership	–	83,967	–	83,967
Cash Equivalent	29,651	–	–	29,651

Total Investments in Securities	$906,804	$83,979	$–	$990,783

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 76,976	$ 64,941	$ (57,953)	$ –	$ 3	$ 83,967	$ 122
SEI Daily Income Trust, Government Fund, CI F	47,192	33,473	(51,014)	–	–	29,651	108

Totals	$ 124,168	$ 98,414	$ (108,967)	$ –	$ 3	$ 113,618	$ 230

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 94.5%
Consumer Discretionary – 12.9%
Adient	9,400	$740
BorgWarner	12,000	613
Burlington Stores *	6,900	849
Discovery Communications, Cl C *	22,600	478
DR Horton	4,400	225
Foot Locker, Cl A	4,500	211
FTD Cos Inc *	3,100	22
Gap	12,500	426
Hilton Grand Vacations *	15,300	642
Hilton Worldwide Holdings	11,900	950
Kohl’s	11,083	601
Lear	5,300	936
Lennar Corp, Cl B	2,754	142
Liberty Interactive QVC Group, Cl A *	31,800	777
LKQ *	22,200	903
Lululemon Athletica *	10,800	849
Macy’s	32,400	816
NVR *	310	1,088
PVH	6,500	892
Ross Stores	13,800	1,107
Royal Caribbean Cruises	900	107
Skechers U.S.A., Cl A *	18,700	708
Tempur Sealy International *	900	56
Thor Industries	5,200	784
Viacom, Cl B	10,700	330
Yum China Holdings	20,900	836

		16,088

Consumer Staples – 3.3%
Campbell Soup	1,000	48
Conagra Brands	21,500	810
Dr Pepper Snapple Group	2,900	282
Ingredion	4,200	587
JM Smucker	2,300	286
Kroger	12,600	346
Pilgrim’s Pride *(A)	19,200	596
Tyson Foods, Cl A	14,100	1,143

		4,098

Energy – 5.8%
Andeavor	8,100	926
CNX Resources *	8,800	129
CONSOL Energy *	1,100	43
Continental Resources, Cl A *	16,000	848
CVR Energy Inc (A)	6,700	249
Devon Energy	26,300	1,089
Laredo Petroleum *	39,300	417
Marathon Oil	24,300	411
Marathon Petroleum	19,500	1,287
Newfield Exploration Co *	23,000	725
Noble Energy	2,400	70

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Williams Cos	34,500	$1,052

		7,246

Financials – 12.4%
American Financial Group Inc/OH	4,400	478
Ameriprise Financial	6,600	1,118
Annaly Capital Management ‡	21,700	258
BGC Partners Inc, Cl A	6,100	92
Citizens Financial Group	24,600	1,033
CNA Financial Corp	10,800	573
Comerica Inc	11,100	964
Donnelley Financial Solutions *	10,800	210
East West Bancorp Inc	10,700	651
Fifth Third Bancorp	29,500	895
Financial Institutions Inc	900	28
FNF Group	17,400	683
Genworth Financial Inc, Cl A *	38,100	118
INTL. FCStone Inc *	1,200	51
Invesco Ltd	21,600	789
Ladder Capital Corp, Cl A	11,700	159
Lincoln National	11,800	907
MSCI Inc, Cl A	2,700	342
National General Holdings Corp	1,800	35
Navient Corp	33,000	440
Northern Trust Corp	7,000	699
Old Republic International Corp	31,700	678
Principal Financial Group, Cl A	5,800	409
Raymond James Financial Inc	1,700	152
Regions Financial	57,000	985
Santander Consumer USA Holdings	35,800	667
SunTrust Banks	11,900	769
T Rowe Price Group	2,000	210
Unum Group	17,200	944
Western Asset Mortgage Capital Corp ‡	12,100	120

		15,457

Health Care – 10.5%
Agilent Technologies	14,600	978
Alexion Pharmaceuticals *	1,900	227
Baxter International	10,400	672
Bioverativ *	4,500	243
Bruker	21,200	727
Centene *	10,600	1,069
Cerner *	14,700	991
Charles River Laboratories International *	3,300	361
Cooper Cos, Cl A	1,000	218
Danaher, Cl A	3,600	334
Endo International *	50,700	393
Exelixis *	11,500	349
Hill-Rom Holdings	1,800	152
Hologic *	15,600	667
IDEXX Laboratories *	5,300	829

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mallinckrodt *	2,700	$61
Mylan *	17,200	728
STERIS PLC	7,600	665
Teleflex	2,600	647
Universal Health Services, Cl B	800	91
Veeva Systems, Cl A *	9,700	536
WellCare Health Plans *	4,400	885
Zoetis, Cl A	18,000	1,297

		13,120

Industrials – 13.1%
Alaska Air Group	6,300	463
American Woodmark Corp *	1,600	208
AMETEK Inc	12,100	877
Applied Industrial Technologies Inc, Cl A	4,500	306
Arconic Inc	13,000	354
Argan Inc	1,300	58
Colfax Corp *	3,400	135
Crane Co, Cl A	7,500	669
Cummins Inc	6,000	1,060
Dover Corp	4,800	485
Global Brass & Copper Holdings Inc	3,600	119
Harris	6,100	864
Huntington Ingalls Industries, Cl A	4,200	990
IDEX Corp	3,700	488
Ingersoll-Rand	10,100	901
Insperity Inc, Cl A	6,000	344
Lincoln Electric Holdings Inc	6,100	559
Moog Inc, Cl A *	1,700	148
Mueller Industries Inc	4,800	170
Old Dominion Freight Line Inc, Cl A	5,500	724
Oshkosh Corp	8,600	782
Pentair PLC	11,100	784
Primoris Services Corp	4,100	111
SP Plus *	2,100	78
Spirit AeroSystems Holdings, Cl A	12,000	1,047
Terex Corp	11,800	569
Toro Co/The	4,200	274
United Continental Holdings *	4,200	283
United Rentals Inc *	5,700	980
Univar Inc *	4,500	139
Universal Forest Products Inc	12,200	459
Valmont Industries Inc	500	83
Vectrus Inc *	2,600	80
Veritiv Corp *	2,800	81
WESCO International Inc *	9,800	668

		16,340

Information Technology – 15.4%
Advanced Energy Industries *	900	61
Akamai Technologies *	11,700	761
Alpha & Omega Semiconductor Ltd *	3,300	54

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ANSYS *	1,800	$266
Applied Materials	15,000	767
ARRIS International *	8,900	229
Arrow Electronics, Cl A *	2,900	233
Avnet	1,500	59
Booz Allen Hamilton Holding, Cl A	7,300	278
Broadridge Financial Solutions	500	45
CACI International Inc, Cl A *	700	93
Cadence Design Systems *	19,800	828
CDK Global	9,600	684
CDW	11,700	813
Citrix Systems *	2,600	229
Cognizant Technology Solutions, Cl A	2,100	149
CoStar Group *	2,500	742
CSG Systems International Inc	2,400	105
DST Systems	8,100	503
Electronic Arts *	6,600	693
F5 Networks, Cl A *	300	39
First Data, Cl A *	24,900	416
Fortinet *	9,400	411
Global Payments	800	80
Hackett Group Inc/The	7,100	112
IAC/InterActive *	5,800	709
IPG Photonics *	4,100	878
Jabil	7,000	184
Juniper Networks	7,900	225
KLA-Tencor	8,300	872
Lam Research	4,800	884
Leidos Holdings	7,900	510
Maxim Integrated Products	15,900	831
ON Semiconductor *	35,300	739
Red Hat *	3,100	372
Skyworks Solutions	9,000	855
SS&C Technologies Holdings	4,000	162
Symantec, Cl A	5,300	149
Synopsys *	10,500	895
Total System Services	12,200	965
Trimble *	18,000	732
Western Digital	8,700	692

		19,304

Materials – 6.4%
Alcoa	17,300	932
Chemours	15,200	761
Crown Holdings *	1,800	101
Freeport-McMoRan, Cl B *	61,800	1,172
Greif Inc, Cl A	3,500	212
Huntsman	22,300	742
LyondellBasell Industries, Cl A	2,200	243
Newmont Mining	15,200	570
Owens-Illinois *	26,800	594
Reliance Steel & Aluminum	700	60

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southern Copper	12,700	$603
Steel Dynamics	11,500	496
Westlake Chemical	6,500	693
WestRock	13,700	866

		8,045

Real Estate – 7.9%
Apple Hospitality	29,000	569
Ashford Hospitality Prime Inc ‡	13,300	129
Ashford Hospitality Trust ‡	13,300	89
Brixmor Property Group	37,600	702
CBRE Group, Cl A *	21,000	910
Chesapeake Lodging Trust	14,400	390
CoreCivic	24,800	558
DDR	76,300	684
Franklin Street Properties	19,100	205
GEO Group ‡	20,850	492
HCP ‡	12,800	334
Hospitality Properties Trust	22,100	660
Host Hotels & Resorts ‡	16,300	324
Outfront Media ‡	11,000	255
Park Hotels & Resorts	14,100	405
Prologis ‡	4,100	264
RMR Group Inc/The	1,900	113
Senior Housing Properties Trust ‡	4,000	77
Spirit Realty Capital	78,300	672
Tier	1,100	22
VEREIT ‡	88,700	691
Weyerhaeuser ‡	15,300	539
WP Carey	5,000	344
Xenia Hotels & Resorts ‡	23,100	499

		9,927

Telecommunication Services – 0.5%
Telephone & Data Systems	21,300	592
United States Cellular *	1,400	53

		645

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Utilities – 6.3%
AES	60,800	$658
Atmos Energy	8,700	747
CenterPoint Energy	26,400	749
DTE Energy	8,000	876
Entergy	4,700	382
Eversource Energy	13,700	866
MDU Resources Group	24,500	658
NiSource	6,800	174
NRG Energy	27,900	795
PPL	25,100	777
Public Service Enterprise Group	9,300	479
SJW Group	1,200	77
UGI	14,800	695

		7,933

Total Common Stock (Cost $98,437) ($ Thousands)		118,203

AFFILIATED PARTNERSHIP – 0.7%
SEI Liquidity Fund, L.P. 1.350% **†(B)	872,987	873

Total Affiliated Partnership (Cost $873) ($ Thousands)		873

CASH EQUIVALENT – 5.3%
SEI Daily Income Trust, Government Fund, Cl F 1.040%**†	6,684,425	6,684

Total Cash Equivalent (Cost $6,684) ($ Thousands)		6,684

Total Investments in Securities – 100.5% (Cost $105,994) ($ Thousands)		$125,760

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
S&P Mid Cap 400 Index E-MINI	14	Mar-2018	$2,672	$2,663	$(9)

Percentages are based on Net Assets of $125,079 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2017. The total market value of securities on loan at December 31, 2017 was $839 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2017 was $873 ($ Thousands).

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Mid-Cap Fund (Continued)

Cl – Class

L.P. – Limited Partnership

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

S&P– Standard & Poor’s

The following is a list of the levels of inputs used as of December 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$118,203	$–	$–	$118,203
Affiliated Partnership	–	873	–	873
Cash Equivalent	6,684	–	–	6,684

Total Investments in Securities	$124,887	$873	$–	$125,760

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(9)	$–	$–	$(9)

Total Other Financial Instruments	$(9)	$–	$–	$(9)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2017, there were no Level 3 investments.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/17	Dividend Income
SEI Liquidity Fund, L.P.	$ 52	$ 3,240	$(2,419)	$–	$ –	$ 873	$ –
SEI Daily Income Trust, Government Fund, CI F	4,669	6,771	(4,756)	–	–	6,684	11

Totals	$4,721	$10,011	$(7,175)	$–	$ –	$ 7,557	$11

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.5%

Consumer Discretionary – 9.7%
Aaron’s Inc	14,845	$592
AMC Networks Inc, Cl A *	11,337	613
Aramark	169,238	7,233
AutoZone Inc *	4,800	3,415
Bed Bath & Beyond Inc	67,000	1,473
Best Buy	55,576	3,805
Big Lots Inc	42,156	2,367
Bridgepoint Education Inc, Cl A *	23,784	197
Brunswick	13,405	740
Cable One Inc	1,660	1,168
Canadian Tire Corp Ltd, Cl A	30,700	4,016
Carnival Corp	11,116	738
Cheesecake Factory Inc/The	100,737	4,853
Children’s Place Inc/The	21,300	3,096
Choice Hotels International Inc	2,413	187
Churchill Downs Inc	2,551	594
Comcast, Cl A	248,200	9,940
Cooper-Standard Holdings Inc *	2,578	316
Cracker Barrel Old Country Store Inc	4,800	763
Dana Inc	61,238	1,960
Darden Restaurants Inc	135,545	13,015
Del Frisco’s Restaurant Group Inc *	9,995	152
Dollar General	55,100	5,125
Fiat Chrysler Automobiles NV	9,740	174
Five Below Inc *	6,224	413
Foot Locker, Cl A	37,000	1,735
General Motors	12,498	512
Golden Entertainment Inc *	9,939	324
Graham Holdings Co, Cl B	1,758	982
Grand Canyon Education *	3,784	339
H&R Block	71,476	1,874
Hilton Grand Vacations Inc *	103,183	4,328
Hooker Furniture Corp	4,202	178
John Wiley & Sons Inc, Cl A	8,412	553
Kohl’s	89,800	4,870
Lear	11,796	2,084
Lions Gate Entertainment Corp, Cl B *	22,963	729
Live Nation Entertainment Inc *	100,795	4,291
Lowe’s	15,392	1,431
Macy’s	37,300	940
Madison Square Garden Co/The *	20,443	4,310
Magna International, Cl A	3,851	218
McDonald’s Corp	112,117	19,298
Michael Kors Holdings Ltd *	14,853	935
MSG Networks Inc *	76,503	1,549
Murphy USA Inc *	61,100	4,910
News Corp	80,439	1,304
NVR Inc *	2,548	8,939
Office Depot Inc	85,823	304
Royal Caribbean Cruises Ltd	1,289	154
Sally Beauty Holdings *	142,800	2,679

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Scripps Networks Interactive Inc, Cl A	51,600	$4,406
Target, Cl A	200,400	13,076
Ulta Beauty Inc *	37,975	8,493
Visteon Corp *	7,143	894
Walt Disney	94,208	10,128
Yum China Holdings Inc	130,665	5,229

		178,941

Consumer Staples – 17.3%
Altria Group Inc	260,379	18,594
Blue Buffalo Pet Products Inc *	23,955	785
Bunge	73,936	4,960
Calavo Growers Inc	12,136	1,024
Campbell Soup	156,800	7,544
Church & Dwight Co Inc	119,015	5,971
Clorox Co/The	28,015	4,167
Coca-Cola Co/The	88,049	4,040
Colgate-Palmolive Co	116,497	8,790
Costco Wholesale Corp	80,950	15,066
CVS Health	95,800	6,946
Dr Pepper Snapple Group Inc	123,383	11,976
Flowers Foods Inc	208,455	4,025
Fresh Del Monte Produce Inc	106,489	5,076
Hershey Co/The	7,589	861
Hostess Brands, Cl A *	49,490	733
Ingredion	48,183	6,736
J&J Snack Foods Corp	5,929	900
JM Smucker	87,840	10,913
Kellogg Co	154,200	10,483
Kimberly-Clark Corp	90,119	10,874
Kroger	239,900	6,585
Lamb Weston Holdings Inc	64,597	3,647
Lancaster Colony Corp	3,277	423
McCormick & Co Inc/MD	54,339	5,538
Medifast Inc	2,482	173
Metro Inc, Cl A	17,900	575
Monster Beverage Corp *	111,977	7,087
National Beverage Corp, Cl A	9,636	939
Nu Skin Enterprises Inc, Cl A	3,143	214
PepsiCo Inc	178,974	21,463
Performance Food Group Co *	8,281	274
Philip Morris International	112,916	11,930
Pilgrim’s Pride *	36,079	1,121
Procter & Gamble	209,455	19,245
Sanderson Farms Inc	55,771	7,740
Sprouts Farmers Market Inc *	22,194	540
Sysco Corp, Cl A	183,443	11,141
Turning Point Brands Inc	7,698	163
Tyson Foods, Cl A	345,149	27,981
Universal Corp/VA	13,604	714
US Foods Holding Corp *	477,900	15,259
USANA Health Sciences Inc *	16,278	1,205

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vector Group Ltd	44,614	$998
Walgreens Boots Alliance	116,500	8,460
Wal-Mart Stores	259,731	25,648

		319,527

Energy – 2.3%
Andeavor	8,902	1,018
Antero Resources Corp *	306,586	5,825
Baker Hughes a GE Co	26,942	853
Centennial Resource Development Inc/DE, Cl A *	48,322	957
Chevron	2,005	251
ConocoPhillips	4,555	250
Exxon Mobil	248,253	20,764
Marathon Petroleum	34,052	2,247
Midstates Petroleum Co Inc *	32,468	538
Par Pacific Holdings Inc *	78,484	1,513
Renewable Energy Group Inc *	6,224	73
Valero Energy	90,978	8,362

		42,651

Financials – 15.0%
ACNB Corp	966	29
Aflac	98,497	8,646
AGNC Investment Corp ‡	55,100	1,112
Allstate	226,880	23,757
American Financial Group Inc/OH	39,084	4,242
American National Insurance Co	3,738	479
Annaly Capital Management ‡	536,015	6,373
Anworth Mortgage Asset Corp ‡	93,474	508
Apollo Commercial Real Estate Finance Inc ‡	209,092	3,858
Arch Capital Group Ltd *	158,546	14,391
Argo Group International Holdings Ltd	5,484	338
Assurant	6,765	682
Assured Guaranty	14,072	477
Atlas Financial Holdings Inc *	9,959	205
Axis Capital Holdings Ltd	152,211	7,650
B. Riley Financial Inc	7,313	132
Baldwin & Lyons Inc, Cl B	7,743	185
Bank of NT Butterfield & Son Ltd/The	48,029	1,743
BB&T	44,500	2,213
BCB Bancorp Inc	1,744	25
Berkshire Hathaway, Cl B *	113,897	22,577
BOK Financial Corp	14,596	1,347
Capstead Mortgage Corp ‡	97,293	842
Cboe Global Markets Inc	102,115	12,722
Century Bancorp Inc/MA, Cl A	789	62
Charter Financial Corp/MD	11,684	205
Chimera Investment Corp ‡	11,884	220
Civista Bancshares Inc	3,327	73
CME Group Inc	60,812	8,882
CNO Financial Group Inc	9,079	224

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Codorus Valley Bancorp Inc	1,529	$42
Commerce Union Bancshares Inc	100	3
Community Bankers Trust Corp *	17,908	146
Community Financial Corp/The	206	8
Eagle Bancorp Inc *	13,818	800
Enstar Group Ltd *	3,173	637
Equity Bancshares Inc, Cl A *	4,321	153
Essent Group Ltd *	31,327	1,360
Evercore, Cl A	4,518	407
Everest Re Group	54,280	12,010
Farmers Capital Bank Corp	10,047	387
First American Financial Corp	2,854	160
First Bancshares Inc/The	1,681	57
First Business Financial Services Inc	9,694	214
First Foundation Inc *	6,810	126
FNB Bancorp/CA	1,273	46
FNF Group	15,254	599
Genworth MI Canada Inc	71,000	2,465
Global Indemnity Ltd *	1,290	54
Granite Point Mortgage Trust	17,323	307
Green Dot Corp, Cl A *	17,458	1,052
Hingham Institution for Savings	521	108
Houlihan Lokey Inc, Cl A	10,707	486
Howard Bancorp Inc *	3,689	81
Independent Bank Corp/MI	1,552	35
Intercontinental Exchange Inc	46,163	3,257
INTL. FCStone Inc *	4,071	173
Invesco Mortgage Capital Inc ‡	25,452	454
Investar Holding Corp	965	23
Investment Technology Group Inc	7,667	148
Kingstone Cos Inc	8,242	155
Lazard, Cl A	6,243	328
Leucadia National Corp	9,473	251
Loblaw Cos Ltd	9,300	506
LPL Financial Holdings Inc	117,045	6,688
Malvern Bancorp Inc *	480	13
MFA Financial ‡	803,853	6,366
Morningstar Inc, Cl A	5,095	494
MTGE Investment Corp ‡	83,016	1,536
National Bank of Canada	96,800	4,846
National Commerce Corp *	6,258	252
National General Holdings Corp	24,354	478
New Mountain Finance Corp	278,700	3,776
Nicolet Bankshares Inc *	6,867	376
NMI Holdings Inc, Cl A *	36,568	622
Northeast Bancorp	21,488	497
Norwood Financial Corp	450	15
Old Line Bancshares Inc	13,809	407
Old Second Bancorp Inc	8,516	116
Orchid Island Capital Inc, Cl A ‡	19,034	177
Owens Realty Mortgage Inc ‡	5,035	81
PennyMac Financial Services Inc, Cl A *	40,099	896

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Peoples Bancorp of North Carolina Inc	595	$18
Peoples Financial Services Corp	1,143	53
ProAssurance Corp	19,684	1,125
Progressive Corp/The	354,972	19,992
Prudential Financial	18,399	2,116
Reinsurance Group of America, Cl A	65,556	10,222
RenaissanceRe Holdings Ltd	46,930	5,894
Royal Bank of Canada	58,700	4,809
S&P Global Inc	56,101	9,503
Safety Insurance Group Inc	6,911	556
Starwood Property Trust ‡	112,600	2,404
Stewart Information Services Corp	6,619	280
Sutherland Asset Management Corp ‡	12,455	189
Third Point Reinsurance Ltd *	79,355	1,163
Timberland Bancorp Inc/WA	15,155	402
Travelers	99,337	13,474
Two Harbors Investment ‡	194,575	3,164
United Financial Bancorp Inc	107,408	1,895
United Security Bancshares/Fresno CA	938	10
Unity Bancorp Inc	2,310	46
Unum Group	62,533	3,432
US Bancorp	104,936	5,622
Validus Holdings Ltd	173,437	8,138
Virtu Financial Inc, Cl A	20,927	383
Voya Financial	44,808	2,217
Walker & Dunlop Inc *	22,084	1,049
Waterstone Financial Inc	7,851	134
White Mountains Insurance Group Ltd	876	746

		277,909

Health Care – 15.6%
AbbVie	63,200	6,112
Aetna, Cl A	32,400	5,845
Agilent Technologies Inc	21,639	1,449
AmerisourceBergen, Cl A	63,022	5,787
Amgen, Cl A	22,600	3,930
Amphastar Pharmaceuticals Inc *	29,016	558
Anthem	50,834	11,438
Baxter International Inc	333,146	21,534
Biogen *	4,158	1,325
Bio-Rad Laboratories Inc, Cl A *	34,959	8,344
Bristol-Myers Squibb Co	33,736	2,067
Bruker Corp	6,635	228
Cambrex Corp *	7,079	340
Cardinal Health Inc	36,500	2,236
Catalent Inc *	69,273	2,846
Centene *	4,071	411
Chemed Corp	7,785	1,892
Cigna	86,380	17,543
Danaher Corp, Cl A	2,829	263
Eli Lilly & Co	46,172	3,900
Emergent BioSolutions Inc *	17,118	795

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Enzo Biochem Inc *	54,812	$447
Express Scripts *	82,661	6,170
Gilead Sciences	77,153	5,527
Haemonetics Corp *	24,943	1,449
HCA Healthcare *	48,400	4,251
HealthSouth Corp	6,902	341
Heska Corp *	7,712	619
Humana Inc	73,737	18,292
ICON PLC *	11,308	1,268
ICU Medical Inc *	5,492	1,186
IDEXX Laboratories Inc *	82,506	12,902
Integra LifeSciences Holdings *	31,498	1,507
Intersect ENT Inc *	5,454	177
Jazz Pharmaceuticals PLC *	9,316	1,254
Johnson & Johnson	244,697	34,189
Laboratory Corp of America Holdings *	32,263	5,146
LeMaitre Vascular Inc	18,076	575
Ligand Pharmaceuticals *	1,274	174
Magellan Health Inc *	3,321	321
Mallinckrodt *	7,016	158
Masimo Corp *	9,323	791
McKesson	8,700	1,357
Merck	593,725	33,409
Mettler-Toledo International Inc *	1,259	780
Mylan *	106,591	4,510
Myriad Genetics Inc *	21,097	725
Owens & Minor Inc	21,260	401
Pfizer	655,912	23,757
PRA Health Sciences *	17,490	1,593
Prestige Brands Holdings, Cl A *	23,121	1,027
Quest Diagnostics Inc	68,886	6,785
Sanofi ADR	61,600	2,649
Tactile Systems Technology Inc *	33,210	962
Taro Pharmaceutical Industries Ltd *	4,783	501
UnitedHealth Group	47,218	10,410
Utah Medical Products Inc	6,072	494
Vertex Pharmaceuticals Inc *	7,322	1,097
Vocera Communications *	13,194	399
Waters Corp *	4,890	945
WellCare Health Plans Inc *	1,419	285
Zoetis Inc, Cl A	31,027	2,235

		289,908

Industrials – 5.7%
3M	9,651	2,271
Advanced Disposal Services Inc *	34,765	832
Blue Bird Corp *	19,903	396
Boeing	28,702	8,464
Daseke Inc *	22,107	316
Deere & Co	28,600	4,476
Delta Air Lines, Cl A	6,431	360
Expeditors International of Washington Inc	36,941	2,390

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FedEx	15,900	$3,968
Harris Corp	2,803	397
Honeywell International Inc	1,154	177
Lockheed Martin Corp	10,663	3,423
ManpowerGroup	8,959	1,130
Moog Inc, Cl A *	6,423	558
Nexeo Solutions Inc *	8,229	75
Northrop Grumman Corp	7,206	2,212
Old Dominion Freight Line Inc, Cl A	3,929	517
Omega Flex Inc	2,851	204
Owens Corning	24,742	2,275
Raytheon	65,094	12,228
Republic Services Inc	146,800	9,925
Ryder System	25,551	2,151
Southwest Airlines Co, Cl A	42,354	2,772
Spirit AeroSystems Holdings, Cl A	18,941	1,653
United Parcel Service Inc, Cl B	32,299	3,848
United Technologies Corp	86,400	11,022
Waste Management	309,009	26,667
Willdan Group Inc *	7,220	173

		104,880

Information Technology – 10.1%
Adobe Systems Inc *	1,620	284
Alphabet Inc, Cl A *	1,048	1,104
Amdocs Ltd	379,298	24,836
Amkor Technology Inc *	44,971	452
Appfolio Inc, Cl A *	7,196	299
Apple Inc	104,453	17,677
Aspen Technology Inc *	36,616	2,424
Black Knight Inc *	4,677	206
Booz Allen Hamilton Holding Corp, Cl A	147,269	5,615
CA	123,833	4,121
CACI International Inc, Cl A *	1,386	183
Cadence Design Systems Inc *	49,531	2,071
Cisco Systems	410,200	15,711
Citrix Systems Inc *	25,137	2,212
Cognizant Technology Solutions Corp, Cl A	27,164	1,929
CommVault Systems Inc *	1,349	71
Convergys Corp	97,600	2,294
Corning, Cl B	120,900	3,868
CSG Systems International Inc	815	36
Dell Technologies, Cl V *	206,329	16,770
DST Systems Inc	730	45
eBay Inc *	55,934	2,111
F5 Networks Inc, Cl A *	38,637	5,070
Forrester Research Inc	12,902	570
HP	32,324	679
Intel	386,200	17,827
International Business Machines	73,000	11,200
Intuit Inc	14,122	2,228
Jabil	68,636	1,802

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KLA-Tencor Corp	6,850	$720
Mastercard Inc, Cl A	711	108
Micron Technology *	15,003	617
Microsoft Corp	25,834	2,210
Motorola Solutions Inc	86,500	7,814
NetApp Inc	48,800	2,700
Oracle, Cl B	148,740	7,032
Pure Storage Inc, Cl A *	25,050	397
RealPage *	7,136	316
Sykes Enterprises Inc *	5,752	181
Synopsys Inc *	104,604	8,916
TE Connectivity Ltd	22,589	2,147
Tech Data *	30,000	2,939
TechTarget Inc *	2,882	40
Teradyne	4,340	182
VeriSign Inc *	19,151	2,192
Vishay Intertechnology	48,944	1,016
Western Union Co/The	183,700	3,492

		186,714

Materials – 2.2%
AdvanSix Inc *	29,034	1,222
Alcoa	6,505	350
Avery Dennison Corp	44,914	5,159
Bemis Co Inc	76,700	3,666
Berry Global Group Inc *	20,371	1,195
Cabot	14,360	884
Celanese, Cl A	15,627	1,673
Crown Holdings *	95,100	5,349
Louisiana-Pacific Corp *	33,266	874
LyondellBasell Industries, Cl A	53,866	5,943
Schweitzer-Mauduit International Inc	60,500	2,744
Silgan Holdings Inc	104,500	3,071
Sonoco Products Co	108,100	5,744
Trinseo SA	18,533	1,346
Valvoline Inc	30,397	762
Warrior Met Coal Inc	24,118	607

		40,589

Real Estate – 3.2%
American Homes 4 Rent, Cl A ‡	63,973	1,397
Apple Hospitality ‡	186,384	3,655
Brixmor Property Group ‡	114,300	2,133
CBRE Group, Cl A *	46,439	2,011
City Office Inc ‡	14,799	192
Columbia Property Trust ‡	29,135	669
Corporate Office Properties Trust ‡	22,123	646
Cousins Properties, Cl A ‡	70,122	649
Easterly Government Properties Inc ‡	40,203	858
Four Corners Property Trust Inc ‡	44,579	1,146
FRP Holdings Inc *	1,026	45
Gaming and Leisure Properties Inc ‡	50,056	1,852

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Getty Realty Corp ‡	8,037	$218
Great Ajax Corp ‡	6,210	86
Hospitality Properties Trust ‡	22,743	679
Host Hotels & Resorts ‡	30,543	606
InfraREIT Inc ‡	20,110	374
Jernigan Capital Inc ‡	4,611	88
Jones Lang LaSalle	4,709	701
Liberty Property Trust ‡	45,644	1,963
Mack-Cali Realty ‡	12,025	259
Marcus & Millichap Inc *	5,272	172
Maui Land & Pineapple Co Inc *	5,025	87
MedEquities Realty Trust Inc ‡	25,432	285
Mid-America Apartment Communities Inc ‡	32,100	3,228
National Health Investors Inc ‡	82,202	6,196
Omega Healthcare Investors ‡	96,900	2,669
One Liberty Properties Inc ‡	1,767	46
Piedmont Office Realty Trust Inc, Cl A ‡	273,000	5,353
Prologis ‡	29,324	1,892
PS Business Parks Inc ‡	17,138	2,144
Retail Properties of America Inc, Cl A ‡	315,600	4,242
RMR Group Inc/The	4,106	243
Ryman Hospitality Properties Inc ‡	17,076	1,179
SBA Communications Corp, Cl A *‡	28,411	4,641
Select Income ‡	4,983	125
Senior Housing Properties Trust ‡	258,485	4,950
Terreno Realty Corp ‡	43,170	1,514
Tier Inc ‡	13,825	282
UMH Properties Inc ‡	13,423	200
Xenia Hotels & Resorts Inc ‡	10,388	224

		59,899

Telecommunication Services – 4.4%
AT&T	594,738	23,124
BCE Inc	82,400	3,971
China Mobile Ltd ADR	75,300	3,806
Nippon Telegraph & Telephone Corp ADR	86,900	4,105
NTT DOCOMO Inc ADR	260,300	6,187
Rogers Communications Inc, Cl B	6,990	356
SK Telecom Co Ltd ADR	191,000	5,331
Telephone & Data Systems Inc	7,244	201
TELUS Corp	152,717	5,800
Verizon Communications	545,174	28,856

		81,737

Utilities – 12.0%
AES Corp/VA	85,931	931
ALLETE Inc	23,780	1,768
American Electric Power	360,080	26,491
Black Hills Corp, Cl A	27,688	1,664
California Water Service Group, Cl A	5,934	269
CenterPoint Energy	197,463	5,600
Chesapeake Utilities Corp	11,351	892

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CMS Energy Corp	184,600	$8,731
Consolidated Edison	86,400	7,340
DTE Energy Co	59,134	6,473
Edison International	144,422	9,133
El Paso Electric Co, Cl A	37,915	2,098
Entergy	148,643	12,098
Eversource Energy	30,845	1,949
Exelon	614,810	24,230
FirstEnergy	229,300	7,021
Hawaiian Electric Industries Inc	97,419	3,522
IDACORP Inc, Cl A	31,640	2,891
Korea Electric Power Corp ADR	172,200	3,050
MGE Energy Inc	5,829	368
New Jersey Resources Corp	1,105	44
NextEra Energy Inc	118,137	18,452
Northwest Natural Gas Co	17,621	1,051
NorthWestern Corp	26,481	1,581
NRG Yield Inc, Cl A	6,909	130
OGE Energy Corp	3,669	121
PG&E	265,979	11,924
Pinnacle West Capital	57,638	4,910
PNM Resources Inc	17,377	703
Portland General Electric Co	76,851	3,503
PPL Corp	539,755	16,705
Public Service Enterprise Group	223,986	11,535
RGC Resources Inc	697	19
SCANA	80,300	3,194
SJW Group	6,049	386
Southwest Gas Holdings Inc	17,121	1,378
Spire Inc	20,891	1,570
UGI	36,148	1,697
Unitil Corp	22,335	1,019
Vectren Corp	77,444	5,035
Vistra Energy *	222,020	4,067
Xcel Energy Inc	129,716	6,241

		221,784

Total Common Stock (Cost $1,511,959) ($ Thousands)		1,804,539

CASH EQUIVALENT – 2.4%
SEI Daily Income Trust, Government Fund, Cl F 1.040%**†	43,640,167	43,640

Total Cash Equivalent (Cost $43,640) ($ Thousands)		43,640

Total Investments – 99.9% (Cost $1,555,599) ($ Thousands)		$1,848,179

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	192	Mar-2018	$25,716	$25,690	$(26)

Percentages are based on Net Assets of $1,850,325 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.

ADR – American Depositary Receipt

Cl – Class

Ltd – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the level of inputs used as of December 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,804,539	$–	$–	$1,804,539
Cash Equivalent	43,640	–	–	43,640

Total Investments in Securities	$1,848,179	$–	$–	$1,848,179

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(26)	$–	$–	$(26)

Total Other Financial Instruments	$(26)	$–	$–	$(26)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Value 12/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$32,713	$379,247	$(368,320)	$43,640	$84

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.0%
Australia – 3.3%
AGL Energy Ltd	264,785	$5,037
Aurizon Holdings Ltd	396,225	1,535
AusNet Services	581,811	821
Coca-Cola Amatil Ltd	354,615	2,358
Cochlear Ltd	9,663	1,294
Computershare Ltd	26,446	336
CSL Ltd	98,203	10,848
Elders Ltd	21,538	138
Flight Centre Travel Group Ltd	38,106	1,315
Insurance Australia Group Ltd	86,534	490
LendLease Group	186,932	2,393
New Century Resources Ltd *	79,806	82
Orica Ltd	55,091	779
Qantas Airways Ltd	116,258	458
Sonic Healthcare Ltd	65,391	1,169
South32 Ltd	1,242,298	3,381
Telstra Corp Ltd, Cl B	1,635,953	4,641
Treasury Wine Estates Ltd	19,617	245
Wesfarmers Ltd	343,691	11,928
Woolworths Group Ltd	39,877	851

		50,099

Austria – 1.6%
Agrana Beteiligungs AG	7,676	954
Erste Group Bank AG	11,287	489
EVN AG	5,476	110
Oberbank AG	594	58
Oesterreichische Post AG	69,674	3,131
OMV AG	6,227	395
Raiffeisen Bank International AG	18,853	684
Telekom Austria AG, Cl A	91,176	846
Verbund AG	93,826	2,270
voestalpine AG	238,610	14,282

		23,219

Belgium – 0.8%
Bekaert SA	26,414	1,156
Colruyt SA	116,188	6,049
Elia System Operator SA/NV	14,080	810
Greenyard NV	8,236	199
Proximus SADP	83,747	2,750
Sipef SA	1,318	99
UCB SA, Cl A	7,558	601

		11,664

Bermuda – 0.0%
Arch Capital Group Ltd *	1,824	165

Canada – 6.5%
Atco Ltd/Canada, Cl I	122,277	4,392
Bank of Montreal	107,517	8,632
Barrick Gold Corp	221,400	3,212
BCE Inc	175,318	8,417

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BTB Real Estate Investment Trust ‡	7,200	$26
Canadian Imperial Bank of Commerce	68,368	6,686
Canadian Tire Corp Ltd, Cl A	13,900	1,818
Canadian Utilities Ltd, Cl A	96,286	2,875
CCL Industries Inc, Cl B	7,200	334
Cogeco Communications Inc	1,600	110
Constellation Software Inc/Canada	2,400	1,460
Dollarama Inc	22,400	2,808
Dream Global Real Estate Investment Trust ‡(A)	82,100	801
Emera Inc	125,729	4,714
George Weston Ltd	86,380	7,526
Goldcorp Inc	8,300	106
Great-West Lifeco Inc	29,700	832
H&R Real Estate Investment Trust ‡	102,400	1,746
Intact Financial Corp	25,700	2,153
Kinross Gold Corp *	402,500	1,741
Loblaw Cos Ltd	90,100	4,906
Maple Leaf Foods Inc	47,627	1,362
Metro Inc, Cl A	36,600	1,176
Morguard North American Residential Real Estate Investment Trust ‡	4,900	59
Morguard Real Estate Investment Trust ‡	5,637	62
National Bank of Canada	215,300	10,777
Power Financial Corp	15,600	430
RioCan Real Estate Investment Trust ‡	86,200	1,676
Rogers Communications Inc, Cl B	145,700	7,448
Rogers Sugar Inc	14,508	73
Royal Bank of Canada	1,000	82
Shaw Communications Inc, Cl B	283,455	6,491
Toronto-Dominion Bank/The	55,792	3,279
True North Commercial Real Estate Investment Trust ‡	6,100	33

		98,243

China – 0.0%
Yangzijiang Shipbuilding Holdings Ltd	371,700	409

Denmark – 2.0%
Carlsberg A/S, Cl B	93,237	11,203
GN Store Nord A/S	149,451	4,833
H Lundbeck A/S, Cl H	14,825	753
ISS A/S	14,276	553
Matas A/S	10,339	131
Novo Nordisk A/S, Cl B	28,965	1,563
Royal Unibrew A/S	68,978	4,136
Schouw & Co AB	12,244	1,148
TDC A/S	183,069	1,126
William Demant Holding A/S *	138,120	3,865

		29,311

Finland – 0.4%
DNA Oyj	41,154	774
Fortum OYJ	131,336	2,602

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orion Oyj, Cl A	2,673	$103
Orion Oyj, Cl B	63,209	2,359
Raisio Oyj, Cl V	10,444	48

		5,886

France – 1.2%
Aeroports de Paris, Cl A	12,008	2,285
Boiron SA	654	59
Credit Agricole SA	71,594	1,186
Dassault Aviation SA	1,410	2,197
Engie SA	204,880	3,527
GL Events	3,124	92
Groupe Guillin	204	8
Infotel SA	43	3
Metropole Television SA	20,142	521
Rallye SA	10,765	192
Veolia Environnement SA	312,364	7,980
Vilmorin & Cie SA	2,344	249

		18,299

Germany – 2.3%
Aareal Bank AG	90,381	4,095
Aurubis AG	28,581	2,662
Axel Springer SE	5,699	446
Beiersdorf AG	18,367	2,159
Bijou Brigitte AG	1,032	62
CECONOMY AG	63,672	964
CTS Eventim AG & Co KGaA	9,050	422
Deutsche Lufthansa AG	78,277	2,887
Deutsche Post AG	31,381	1,498
Fielmann AG	19,346	1,708
Freenet AG	211,671	7,834
Hornbach Holding AG & Co KGaA	2,111	188
Innogy SE (A)	3,937	154
KWS Saat SE	389	156
MAN SE	2,451	281
McKesson Europe AG	11,402	361
Merck KGaA	9,902	1,067
METRO AG *	68,795	1,375
MVV Energie AG	2,427	72
RHOEN-KLINIKUM AG	99,275	3,562
Salzgitter AG	45,119	2,579
Wuestenrot & Wuerttembergische AG	15,091	423

		34,955

Guernsey – 0.6%
Amdocs	141,376	9,257

Hong Kong – 4.9%
ASM Pacific Technology Ltd	342,900	4,777
BOC Hong Kong Holdings Ltd	746,000	3,779
CK Asset Holdings Ltd	149,000	1,302
CK Infrastructure Holdings Ltd	714,500	6,137
CLP Holdings Ltd, Cl B	1,695,156	17,337

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Pacific Co Ltd/Hong Kong	756,000	$513
Guoco Group Ltd	15,000	193
Hang Lung Group Ltd	23,000	85
Hang Seng Bank Ltd	70,700	1,754
HK Electric Investments & HK Electric Investments Ltd (A)	1,691,500	1,547
HKT Trust & HKT Ltd	3,521,000	4,486
Hong Kong Aircraft Engineering Co Ltd	26,000	166
Hopewell Holdings Ltd	52,000	192
Hutchison Port Holdings Trust, Cl U	1,674,000	695
Hysan Development Co Ltd	116,000	615
Kerry Properties Ltd	257,000	1,156
Langham Hospitality Investments and Langham Hospitality Investments Ltd	471,500	206
Link ‡	659,000	6,107
Miramar Hotel & Investment	70,000	140
MTR Corp Ltd	649,000	3,802
NWS Holdings Ltd	238,000	429
PCCW Ltd	1,766,000	1,026
Power Assets Holdings Ltd	533,500	4,501
Regal Hotels International Holdings Ltd	610,000	480
Regal Real Estate Investment Trust ‡	269,000	83
Shangri-La Asia Ltd	332,000	753
Sun Hung Kai Properties Ltd	13,000	217
Sunlight Real Estate Investment Trust ‡	310,000	213
Swire Pacific Ltd, Cl A	103,000	953
Transport International Holdings Ltd, Cl B	115,200	371
WH Group Ltd (A)	5,417,500	6,112
Wheelock & Co Ltd	103,000	735
Yue Yuen Industrial Holdings Ltd	549,500	2,158

		73,020

Ireland – 0.0%
Hibernia REIT plc ‡	341,851	625

Israel – 1.7%
Amot Investments Ltd	138,491	832
Ashtrom Group Ltd	16,195	72
Bank Hapoalim BM	1,360,351	10,027
Bank Leumi Le-Israel BM	1,523,061	9,200
Israel Discount Bank Ltd, Cl A *	1,164,822	3,392
Maabarot Products Ltd	1,705	21
Mediterranean Towers Ltd	23,508	48
Paz Oil Co Ltd *	1,487	258
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	8,366	445
Shufersal Ltd	145,438	968
Strauss Group Ltd	18,363	394

		25,657

Italy – 0.8%
ACEA SpA	16,570	306
Avio SpA *	5,445	88
Banca Mediolanum SpA	500,929	4,340

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hera SpA	1,401,493	$4,897
Intesa Sanpaolo SpA	200,258	640
Iren SpA	529,617	1,590
Orsero SpA *	4,900	55

		11,916

Japan – 7.5%
Aeon Hokkaido Corp	17,100	119
Ahjikan Co Ltd	2,500	27
Alfresa Holdings Corp	36,200	851
Alpen Co Ltd	36,369	785
Amiyaki Tei Co Ltd	2,300	108
Aohata Corp	2,900	68
Aozora Bank Ltd	2,800	109
Araya Industrial Co Ltd	2,600	51
Arcland Sakamoto Co Ltd	3,900	63
Asahi Holdings Inc	2,700	51
Asante Inc	5,900	99
Atsugi Co Ltd	23,900	275
Benesse Holdings Inc, Cl A	17,300	610
Brother Industries Ltd	37,400	922
Can Do Co Ltd	11,900	191
Canon Inc	143,300	5,347
Central Sports Co Ltd	100	4
CK-San-Etsu Co Ltd	1,000	32
Computer Institute of Japan Ltd	24,800	165
Daiichi Sankyo Co Ltd	180,079	4,696
DyDo Group Holdings Inc	36,590	1,935
EDION Corp	40,200	469
EMS-Chemie Holding AG	4,333	2,892
FALCO HOLDINGS Co Ltd	3,400	54
Feed One Co Ltd	91,900	216
Fujitsu Ltd	453,000	3,224
Fujiya Co Ltd	22,400	521
G-7 Holdings Inc, Cl 7	9,000	208
Gakkyusha Co Ltd	2,900	42
Genki Sushi Co Ltd	600	20
HABA Laboratories Inc	1,500	83
Hakudo Co Ltd	4,400	96
Heiwa Real Estate REIT Inc ‡	173	144
Hitachi Ltd	97,000	755
Hokkaido Gas Co Ltd	26,000	69
Hoya Corp	90,500	4,520
Idemitsu Kosan Co Ltd	32,500	1,306
Invesco Office J-Reit Inc ‡	899	873
Itochu-Shokuhin Co Ltd	2,003	110
Japan Airlines Co Ltd	40,400	1,581
Japan Oil Transportation Co Ltd	3,000	104
Japan Post Bank Co Ltd	13,800	179
Japan Post Holdings Co Ltd	64,200	736
Japan Tobacco Inc	154,600	4,977
J-Oil Mills Inc	2,500	87

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JXTG Holdings Inc	36,200	$234
Kadoya Sesame Mills Inc	1,000	58
Kato Sangyo Co Ltd	29,100	1,066
Keiyo Co Ltd	42,700	259
King Jim Co Ltd	14,000	127
Kohnan Shoji Co Ltd	69,746	1,506
Kohsoku Corp	2,600	31
Kojima Co Ltd	76,800	253
Komeri Co Ltd	7,500	217
Konica Minolta Inc	19,200	185
K’s Holdings Corp	32,100	823
Kurimoto Ltd	8,700	176
Kyokuyo Co Ltd	14,200	541
KYORIN Holdings Inc	109,700	2,054
Kyoritsu Printing Co Ltd	3,300	11
LaSalle Logiport REIT ‡	889	908
Marubeni Corp	332,300	2,407
Marudai Food Co Ltd	42,636	191
McDonald’s Holdings Co Japan Ltd	127,000	5,589
Medipal Holdings Corp	162,300	3,182
Ministop Co Ltd	1,455	31
Mitsubishi Gas Chemical Co Inc	105,900	3,043
Mitsubishi Materials Corp	1,700	61
Mitsubishi Tanabe Pharma Corp	399,100	8,234
Mitsubishi UFJ Lease & Finance Co Ltd	60,400	360
Mitsui & Co Ltd	98,700	1,605
Mitsui Sugar Co Ltd	23,700	1,000
Mixi Inc	2,700	121
Miyoshi Oil & Fat Co Ltd	16,300	215
Mochida Pharmaceutical Co Ltd	6,300	483
Morito Co Ltd	6,400	58
Morozoff Ltd	1,100	77
Mory Industries Inc	4,000	126
MOS Food Services Inc	37,858	1,157
MrMax Holdings Ltd	60,303	479
Musashi Co Ltd	6,100	100
NAC Co Ltd	21,600	186
Nakamuraya Co Ltd	900	40
Nakayama Steel Works Ltd	45,000	290
Neturen Co Ltd	14,000	154
Nihon Yamamura Glass Co Ltd	101,000	171
Nippon Beet Sugar Manufacturing Co Ltd	5,000	121
Nippon Express Co Ltd	8,800	585
Nippon Flour Mills Co Ltd	68,234	1,045
Nippon Kinzoku Co Ltd	1,800	43
Nippon Light Metal Holdings Co Ltd	460,600	1,313
NIPPON REIT Investment Corp ‡	492	1,412
Nisshin Oillio Group Ltd/The	45,952	1,392
Nissui Pharmaceutical Co Ltd	10,800	148
NJS Co Ltd	2,600	37
NTT DOCOMO Inc	185,600	4,386
Ohmoto Gumi Co Ltd	800	39

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ohsho Food Service Corp	9,500	$455
Okinawa Electric Power Co Inc/The	84,810	2,211
Oracle Corp Japan	42,600	3,532
Osaka Gas Co Ltd	56,800	1,094
Otsuka Corp	4,700	361
OUG Holdings Inc	1,300	31
Proto Corp	500	7
Retail Partners Co Ltd	1,000	12
Rhythm Watch Co Ltd	1,900	38
Rock Field Co Ltd	18,762	341
Sakura Sogo REIT Investment Corp ‡	109	91
San Holdings Inc/Japan	1,900	55
SFP Holdings Co Ltd	9,500	190
Shibusawa Warehouse Co Ltd/The	2,000	36
Shofu Inc	6,400	83
Showa Sangyo Co Ltd	9,400	245
Showa Shell Sekiyu KK	17,400	236
ST Corp	11,900	285
Starzen Co Ltd	12,700	615
Step Co Ltd	4,400	70
Studio Alice Co Ltd	17,532	443
Taiko Pharmaceutical Co Ltd	30,700	650
Takeda Pharmaceutical Co Ltd	86,300	4,904
Tenpos Holdings Co Ltd	3,200	61
Toho Co Ltd/Kobe	4,300	110
Toho Holdings Co Ltd	37,500	848
Tokai Corp/Gifu	9,610	220
Tokyo Gas Co Ltd	15,000	343
Tokyo Rakutenchi Co Ltd	400	22
Tokyo Theatres Co Inc	16,900	221
Tokyu Recreation Co Ltd	4,000	34
Towa Food Service Co Ltd	2,400	36
Trend Micro Inc/Japan	9,200	522
Tsumura & Co	47,300	1,573
United Super Markets Holdings Inc	14,700	149
Vital KSK Holdings Inc	59,400	544
Waseda Academy Co Ltd	2,200	33
WIN-Partners Co Ltd	9,200	116
Yamatane Corp	8,500	165
Yamaya Corp	1,800	55
Yashima Denki Co Ltd	4,500	42
Yasuda Logistics Corp	12,800	114
Yellow Hat Ltd	2,700	82
Yodogawa Steel Works Ltd	11,600	359
Yoshinoya Holdings Co Ltd	112,104	1,904
ZERIA Pharmaceutical Co Ltd	17,500	335

		111,977

Jersey — 0.1%
Randgold Resources Ltd	15,590	1,563

Luxembourg — 0.1%
RTL Group SA	16,494	1,328

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SES SA, Cl A	5,388	$84

		1,412

Netherlands — 0.3%
ABN AMRO Group NV (A)	28,181	910
Amsterdam Commodities NV	7,913	229
Coca-Cola European Partners PLC	12,603	503
ForFarmers NV	78,545	985
Heineken Holding NV	10,566	1,046
NN Group NV	13,784	598
Sligro Food Group NV	12,369	592

		4,863

New Zealand — 2.2%
Abano Healthcare Group Ltd	3,951	28
Argosy Property Ltd	361,070	279
Arvida Group Ltd	244,768	221
Auckland International Airport Ltd	173,916	802
Chorus Ltd	132,110	395
Contact Energy Ltd	1,647,497	6,515
EBOS Group Ltd	23,182	306
Fisher & Paykel Healthcare Corp Ltd	895,956	9,144
Fletcher Building Ltd	401,439	2,170
Freightways Ltd	45,124	246
Genesis Energy Ltd	72,181	129
Goodman Property Trust ‡	835,559	820
Kathmandu Holdings Ltd	27,874	48
Kiwi Property Group Ltd	962,910	962
Mainfreight Ltd	3,460	62
Mercury NZ Ltd	1,007,264	2,414
Meridian Energy Ltd	129,503	269
Metlifecare Ltd	103,150	448
Oceania Healthcare Ltd *	81,997	61
Property for Industry Ltd	140,609	168
Restaurant Brands New Zealand Ltd	15,713	82
Ryman Healthcare Ltd	137,400	1,035
Sanford Ltd/NZ	10,470	62
Skellerup Holdings Ltd	21,548	28
Spark New Zealand Ltd	1,655,966	4,275
Stride Property Group	75,455	95
Summerset Group Holdings Ltd	78,577	307
Synlait Milk Ltd *	93,505	479
Tegel Group Holdings Ltd	117,329	98
Trustpower Ltd	17,541	75
Vector Ltd	94,500	233
Vital Healthcare Property Trust ‡	48,666	76
Warehouse Group Ltd/The	18,762	28
Z Energy Ltd	30,462	166

		32,526

Norway – 1.6%
Austevoll Seafood ASA	16,866	141
Norsk Hydro ASA	306,409	2,336

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Olav Thon Eiendomsselskap ASA	1,713	$34
Orkla ASA	1,036,596	11,032
Telenor ASA	476,079	10,238

		23,781

Panama – 0.5%
Carnival	110,486	7,333

Portugal – 0.3%
Jeronimo Martins SGPS SA	99,741	1,940
REN - Redes Energeticas Nacionais SGPS SA	665,000	1,979

		3,919

Singapore – 1.7%
AIMS AMP Capital Industrial REIT ‡	139,200	142
Ascendas Hospitality Trust ‡	561,200	361
BreadTalk Group Ltd	12,200	15
Cache Logistics Trust ‡	528,300	338
CapitaLand Commercial Trust ‡	1,798,300	2,597
CapitaLand Mall Trust ‡	1,514,200	2,413
CDL Hospitality Trusts ‡	544,300	688
City Developments Ltd	43,900	410
ComfortDelGro Corp Ltd	731,100	1,083
DBS Group Holdings Ltd	29,400	547
EC World Real Estate Investment Trust Unit ‡	55,800	32
Far East Hospitality Trust ‡	590,800	318
First Real Estate Investment Trust ‡	196,000	204
Fraser and Neave Ltd	20,400	39
Frasers Hospitality Trust ‡	246,100	145
Genting Singapore PLC	771,900	757
GL Ltd	55,600	35
IREIT Global ‡	88,100	51
Manulife US Real Estate Investment Trust ‡	182,400	165
Mapletree Greater China Commercial Trust ‡	588,400	542
Mapletree Logistics Trust ‡	1,202,000	1,187
Olam International Ltd	49,200	75
OUE Hospitality Trust ‡	382,600	243
OUE Ltd	55,100	77
QAF Ltd	30,100	25
SATS Ltd	341,000	1,327
Sheng Siong Group Ltd	735,800	509
SIA Engineering Co Ltd	12,600	29
Singapore Airlines Ltd	320,000	2,555
Singapore Press Holdings Ltd	429,500	852
Singapore Technologies Engineering Ltd	412,700	1,007
Singapore Telecommunications Ltd	686,100	1,833
Soilbuild Business Space REIT ‡	323,300	162
SPH ‡	422,300	332
StarHub Ltd	1,299,167	2,771
Suntec Real Estate Investment Trust ‡	146,100	235
UOL Group Ltd	55,500	368
Viva Industrial Trust ‡	339,700	238

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wilmar International Ltd	393,500	$910

		25,617

Spain – 0.2%
Ebro Foods SA	112,758	2,643

Sweden – 2.3%
Axfood AB	350,279	6,764
Clas Ohlson AB, Cl B	10,213	140
Essity AB, Cl B	80,522	2,291
ICA Gruppen AB	264,181	9,612
MQ Holding AB	6,349	21
Swedish Match AB	329,855	13,021
Tele2 AB, Cl B	16,130	199
Telia Co AB	672,080	3,000

		35,048

Switzerland – 6.0%
ABB Ltd	78,546	2,105
Allreal Holding AG, Cl A	18,284	3,092
Alpiq Holding AG	2,180	141
Baloise Holding AG	6,861	1,068
Barry Callebaut AG	1,316	2,746
Bell Food Group AG	243	107
BKW AG	10,313	613
Chocoladefabriken Lindt & Spruengli AG	318	2,405
Coca-Cola HBC AG	77,480	2,537
Conzzeta AG	303	316
dormakaba Holding AG	771	718
Flughafen Zurich AG	18,844	4,310
Forbo Holding AG	399	616
Intershop Holding AG	158	79
Julius Baer Group Ltd	2,530	155
Kuehne + Nagel International AG	898	159
Mobimo Holding AG	563	151
Nestle SA	211,811	18,214
Novartis AG	166,517	14,080
Pargesa Holding SA	3,060	265
Roche Holding AG	30,725	7,772
Schindler Holding AG	11,480	2,642
SGS SA, Cl B	591	1,541
Siegfried Holding AG	4,861	1,616
Sonova Holding AG	45,204	7,060
Straumann Holding AG	826	584
Swiss Prime Site AG	43,495	4,017
Swisscom AG	13,642	7,259
Swissquote Group Holding SA	2,446	96
Valora Holding AG	9,833	3,279
Vontobel Holding AG	1,656	105

		89,848

United Kingdom – 3.2%
Auto Trader Group PLC (A)	33,207	158
BCA Marketplace PLC	103,786	287

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Britvic PLC	461,781	$5,091
Carnival PLC	8,403	556
Central Asia Metals PLC	33,236	138
Centrica PLC	697,981	1,296
Computacenter PLC	3,416	53
Cranswick PLC	33,207	1,499
Diageo PLC	267,834	9,873
Eurocell PLC	7,373	21
F&C UK Real Estate Investment Ltd ‡	56,973	80
Focusrite PLC	6,827	30
G4S PLC	74,168	268
Games Workshop Group PLC	2,233	80
Grainger PLC	14,911	58
Greggs PLC	164,376	3,111
Hansteen Holdings PLC ‡	26,563	51
Imperial Brands PLC	34,499	1,478
John Menzies PLC	6,508	60
Joules Group PLC	33,564	126
Kingfisher PLC	1,629,119	7,442
LondonMetric Property ‡	156,794	395
Microgen PLC	14,503	92
National Express Group PLC	171,300	883
QinetiQ Group PLC	191,591	599
Rank Group PLC	13,575	44
Rentokil Initial PLC	309,043	1,329
Rightmove PLC	41,784	2,544
Rio Tinto Ltd	14,524	860
Secure Income PLC ‡	20,229	99
Softcat PLC	114,574	806
SSE PLC	441,256	7,879
SSP Group Plc	30,951	286
Telecom Plus PLC	6,963	113
Tritax Big Box REIT PLC ‡	222,506	448
ULS Technology Plc	3,220	6

		48,139

United States – 45.9%
Consumer Discretionary – 5.5%
Carter’s	12,993	1,527
Churchill Downs	4,449	1,035
Darden Restaurants	61,256	5,882
Gap	107,513	3,662
Graham Holdings, Cl B	1,600	893
Home Depot	63,923	12,115
Live Nation Entertainment Inc *	184,599	7,858
Madison Square Garden Co/The *	3,435	724
McDonald’s	126,140	21,711
New York Times Co/The, Cl A	99,956	1,849
News Corp	121,953	1,977
Omnicom Group	35,908	2,615
Playa Hotels & Resorts *	14,768	159
RCI Hospitality Holdings Inc	14,074	394

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Scholastic Corp, Cl B	48,823	$1,958
Service Corp International	128,746	4,805
TJX Cos	15,795	1,208
VF	15,957	1,181
Walt Disney	95,720	10,291

		81,844

Consumer Staples – 12.4%
Altria Group	168,169	12,009
Brown-Forman, Cl B	33,286	2,286
Church & Dwight	57,067	2,863
Clorox	146,098	21,731
Coca-Cola	313,619	14,389
Colgate-Palmolive	135,965	10,259
Constellation Brands, Cl A	3,793	867
Costco Wholesale	26,333	4,901
Dr Pepper Snapple Group	46,425	4,506
Estee Lauder, Cl A	120,915	15,385
Fresh Del Monte Produce	23,795	1,134
Hershey	20,761	2,357
Ingredion	8,811	1,232
J&J Snack Foods	15,226	2,312
Kellogg	30,055	2,043
Kimberly-Clark	47,624	5,746
Medifast Inc	17,360	1,212
Oil-Dri Corp of America	1,780	74
PepsiCo	137,690	16,512
Philip Morris International	88,791	9,381
Procter & Gamble	187,363	17,215
Spectrum Brands Holdings	43,641	4,905
Sysco, Cl A	134,905	8,193
Tyson Foods, Cl A	72,407	5,870
Universal	69,317	3,639
Vector Group	166,072	3,717
Walgreens Boots Alliance	44,399	3,224
Wal-Mart Stores	84,669	8,361

		186,323

Energy – 0.0%
Phillips 66	4,802	486

Financials – 6.7%
AG Mortgage Investment Trust Inc ‡	12,260	233
AGNC Investment Corp ‡	724,790	14,633
American National Insurance Co	2,372	304
Annaly Capital Management ‡	869,818	10,342
Ares Commercial Real Estate Corp ‡	38,294	494
BankFinancial Corp	7,144	110
Beneficial Bancorp Inc	213,327	3,509
Berkshire Hathaway, Cl B *	54,951	10,892
Capitol Federal Financial Inc	61,786	829
Ellington Residential Mortgage REIT ‡	12,129	146
First Northwest Bancorp *	6,976	114

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JPMorgan Chase	20,879	$2,233
Kearny Financial Corp/MD	235,945	3,409
Lincoln National	124,572	9,576
Meridian Bancorp Inc	54,831	1,130
MetLife	205,195	10,375
National Western Life Group Inc, Cl A	1,518	502
Northwest Bancshares Inc	179,116	2,997
Prudential Financial	73,022	8,396
Reinsurance Group of America, Cl A	12,584	1,962
SI Financial Group Inc	4,227	62
Starwood Property Trust ‡	18,954	405
Timberland Bancorp Inc/WA	1,923	51
Torchmark Corp, Cl A	3,009	273
TrustCo Bank Corp NY	91,826	845
Unum Group	30,344	1,666
Voya Financial	285,179	14,108
Waterstone Financial Inc	28,550	487

		100,083

Health Care – 13.0%
AbbVie	25,283	2,445
Aetna, Cl A	33,494	6,042
Agilent Technologies	5,443	365
AmerisourceBergen, Cl A	10,207	937
Anthem	15,259	3,433
Baxter International	18,777	1,214
Bio-Rad Laboratories, Cl A *	40,843	9,748
Bruker	37,567	1,289
Charles River Laboratories International *	8,716	954
Chemed	52,849	12,843
Cigna	76,065	15,448
Danaher, Cl A	117,032	10,863
Gilead Sciences	99,235	7,109
Haemonetics *	19,494	1,132
Humana	53,110	13,175
Intuitive Surgical *	12,879	4,700
Johnson & Johnson	150,940	21,089
Masimo *	21,850	1,853
Merck	167,245	9,411
Mettler-Toledo International *	17,574	10,887
National HealthCare Corp	12,906	786
PerkinElmer	18,627	1,362
Pfizer	294,129	10,653
Prestige Brands Holdings, Cl A *	24,969	1,109
Quest Diagnostics	107,105	10,549
Teleflex	32,468	8,079
United Therapeutics *	45,120	6,675
UnitedHealth Group	17,739	3,911
WellCare Health Plans *	27,654	5,561
Zoetis, Cl A	143,503	10,338

		193,960

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Industrials – 3.7%
3M	1,420	$334
BWX Technologies Inc, Cl W	17,582	1,064
Cintas Corp	7,051	1,099
Curtiss-Wright Corp	7,049	859
EMCOR Group Inc	7,680	628
Expeditors International of Washington Inc	17,044	1,103
Jacobs Engineering Group Inc	23,076	1,522
Kimball International Inc, Cl B	24,329	454
ManpowerGroup	82,673	10,426
Northrop Grumman Corp	8,812	2,704
Republic Services Inc	178,981	12,101
United Parcel Service Inc, Cl B	88,499	10,545
United Technologies Corp	1,763	225
Waste Management	145,909	12,592

		55,656

Information Technology – 1.7%
Appfolio Inc, Cl A *	11,552	479
AVX	10,400	180
Dell Technologies, Cl V *	17,850	1,451
Marchex Inc, Cl B *	10,578	34
Mastercard, Cl A	66,479	10,062
Synopsys *	55,820	4,758
Travelport Worldwide Ltd	81,708	1,068
VMware, Cl A *	57,033	7,147

		25,179

Materials – 1.2%
Avery Dennison	8,400	965
Kaiser Aluminum Corp	52,338	5,592
Materion Corp	9,275	451
Reliance Steel & Aluminum	123,148	10,565

		17,573

Real Estate – 0.3%
Equity Commonwealth *‡	60,532	1,847
NorthStar Realty Europe ‡	170,202	2,286
Xenia Hotels & Resorts ‡	24,400	527

		4,660

Utilities – 1.6%
American Electric Power	38,181	2,809
CenterPoint Energy	82,648	2,344
Consolidated Edison	35,599	3,024
Eversource Energy	5,385	340
Exelon	221,942	8,747
PG&E	11,135	499

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southern Co	121,989	$5,866

		23,629

		689,393

Total Common Stock (Cost $1,221,489) ($ Thousands)		1,470,787

PREFERRED STOCK – 0.2%
Germany – 0.2%
Henkel AG & Co KGaA	25,051	3,319

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Sweden – 0.0%
Akelius Residential Property AB	11,767	$476

Total Preferred Stock (Cost $3,751) ($ Thousands)		3,795

CASH EQUIVALENT – 1.5%
SEI Daily Income Trust, Government Fund, Cl F 1.040%**†	22,398,646	22,399

Total Cash Equivalent (Cost $22,399) ($ Thousands)		22,399

Total Investments in Securities – 99.7% (Cost $1,247,639) ($ Thousands)		$1,496,981

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	54	Mar-2018	$2,265	$2,265	$(33)
FTSE 100 Index	12	Mar-2018	1,206	1,240	20
Hang Seng Index	1	Jan-2018	190	192	2
S&P 500 Index E-MINI	74	Mar-2018	9,915	9,901	(14)
SPI 200 Index	5	Mar-2018	582	589	(1)
TOPIX Index	10	Mar-2018	1,609	1,613	(5)

			$15,767	$15,800	$(31)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2017 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	01/30/18	USD	1,012	DKK	6,362	16
Brown Brothers Harriman	01/30/18	USD	1,022	SGD	1,375	8
Brown Brothers Harriman	01/30/18	USD	1,006	NOK	8,322	13
Brown Brothers Harriman	01/30/18	USD	54	NOK	440	–
Brown Brothers Harriman	01/30/18	USD	1,176	NZD	1,682	19
Brown Brothers Harriman	01/30/18	USD	10	NZD	14	–
Brown Brothers Harriman	01/30/18	USD	1,614	SEK	13,498	38
Brown Brothers Harriman	01/30/18	USD	1,820	GBP	1,353	11
Brown Brothers Harriman	01/30/18	USD	63	GBP	46	–
Brown Brothers Harriman	01/30/18	USD	33	HKD	262	–
Brown Brothers Harriman	01/30/18	USD	2,142	HKD	16,711	(3)
Brown Brothers Harriman	01/30/18	USD	2,224	AUD	2,898	42
Brown Brothers Harriman	01/30/18	USD	3,385	CHF	3,331	41
Brown Brothers Harriman	01/30/18	USD	690	JPY	77,829	2
Brown Brothers Harriman	01/30/18	USD	3,122	JPY	350,492	(6)

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	01/30/18	USD	3,817	CAD	4,880	80
Brown Brothers Harriman	01/30/18	USD	4	CAD	5	–
Brown Brothers Harriman	01/30/18	USD	5,002	EUR	4,225	80
Brown Brothers Harriman	01/30/18	USD	72	EUR	60	–
Brown Brothers Harriman	01/30/18	GBP	20,246	USD	27,031	(378)
Brown Brothers Harriman	01/30/18	SGD	41	USD	30	–
Brown Brothers Harriman	01/30/18	SGD	21,832	USD	16,134	(215)
Brown Brothers Harriman	01/30/18	NZD	22,448	USD	15,557	(398)
Brown Brothers Harriman	01/30/18	AUD	17	USD	14	–
Brown Brothers Harriman	01/30/18	AUD	35,057	USD	26,486	(929)
Brown Brothers Harriman	01/30/18	CHF	47,568	USD	48,125	(803)
Brown Brothers Harriman	01/30/18	CAD	64,540	USD	50,164	(1,376)
Brown Brothers Harriman	01/30/18	EUR	65,525	USD	77,161	(1,647)
Brown Brothers Harriman	01/30/18	DKK	98,206	USD	15,535	(336)
Brown Brothers Harriman	01/30/18	NOK	107,246	USD	12,847	(280)
Brown Brothers Harriman	01/30/18	SEK	160,483	USD	19,068	(574)
Brown Brothers Harriman	01/30/18	HKD	302,081	USD	38,720	51
Brown Brothers Harriman	01/30/18	HKD	1,609	USD	206	–
Brown Brothers Harriman	01/30/18	JPY	266,439	USD	2,374	5
Brown Brothers Harriman	01/30/18	JPY	6,290,053	USD	55,487	(439)

						$(6,978)

Percentages are based on Net Assets of $1,500,744 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $8,881 ($ Thousands), representing 0.59% of the Net Assets of the Fund.

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

Cl – Class

DJ – Dow Jones

DKK – Danish Krone

EUR – Euro

FTSE – Financial Times and Stock Exchange

GBP – British Pound Sterling

HKD – Hong Kong Dollar

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

S&P – Standard & Poor’s

SEK – Swedish Krona

SGD – Singapore Dollar

SPI – Share Price Index

TOPIX – Tokyo Stock Price Index

USD – United States Dollar

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,467,607	$3,180	$–	$1,470,787
Preferred Stock	3,795	–	–	3,795
Cash Equivalent	22,399	–	–	22,399

Total Investments in Securities	$1,493,801	$3,180	$–	$1,496,981

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$22	$–	$–	$22
Unrealized Depreciation	(53)	–	–	(53)
Forwards Contracts *
Unrealized Appreciation	–	406	–	406
Unrealized Depreciation	–	(7,384)	–	(7,384)

Total Other Financial Instruments	$(31)	$(6,978)	$–	$(7,009)

*Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2017, there were no Level 3 investments.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Global Managed Volatility Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Value 12/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$34,016	$43,366	$(54,983)	$22,399	$48

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.0%
Consumer Discretionary – 6.4%
Best Buy	12,945	$886
Big Lots Inc	16,600	932
Canadian Tire Corp Ltd, Cl A	29,600	3,872
Children’s Place Inc/The	37,800	5,494
Churchill Downs Inc	1,742	405
Comcast, Cl A	168,100	6,733
Dana Inc	54,833	1,755
Darden Restaurants Inc	65,500	6,289
Dollar General	13,022	1,211
Dunkin’ Brands Group Inc	28,949	1,866
Fiat Chrysler Automobiles NV *	28,923	516
Graham Holdings Co, Cl B	1,307	730
John Wiley & Sons Inc, Cl A	7,877	518
Lear	5,850	1,034
Lions Gate Entertainment Corp, Cl B *	51,268	1,627
Lowe’s	34,400	3,197
McDonald’s Corp	40,914	7,042
Michael Kors Holdings Ltd *	3,119	196
Murphy USA Inc *	55,000	4,420
News Corp	61,655	1,000
NVR Inc *	524	1,838
Scripps Networks Interactive Inc, Cl A	46,400	3,962
Target, Cl A	53,900	3,517
Tenneco Inc	4,331	254
Ulta Beauty Inc *	10,438	2,335
Walt Disney	59,437	6,390
Wyndham Worldwide Corp	25,200	2,920

		70,939

Consumer Staples – 16.4%
Altria Group Inc	232,467	16,600
Archer-Daniels-Midland	45,200	1,812
Campbell Soup	122,900	5,913
Church & Dwight Co Inc	122,682	6,155
Clorox Co/The	53,663	7,982
Coca-Cola Co/The	127,693	5,858
Coca-Cola European Partners PLC	49,400	1,969
Colgate-Palmolive Co	75,764	5,716
Conagra Brands Inc	85,000	3,202
Costco Wholesale Corp	40,733	7,581
Dr Pepper Snapple Group Inc	17,149	1,664
Hershey Co/The	69,527	7,892
Ingredion	28,969	4,050
JM Smucker	47,817	5,941
Kellogg Co	92,700	6,302
Kimberly-Clark Corp	43,706	5,274
Kroger	124,000	3,404
Lamb Weston Holdings Inc	41,191	2,325
McCormick & Co Inc/MD	72,119	7,350
Metro Inc, Cl A	58,400	1,876
Nu Skin Enterprises Inc, Cl A	24,655	1,682

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PepsiCo Inc	97,015	$11,634
Philip Morris International	52,582	5,555
Procter & Gamble	93,908	8,628
Sanderson Farms Inc	29,033	4,029
Sysco Corp, Cl A	133,985	8,137
Tyson Foods, Cl A	81,900	6,640
Wal-Mart Stores	260,505	25,725

		180,896

Energy – 2.2%
EOG Resources Inc	38,439	4,148
Exxon Mobil	84,536	7,071
Marathon Petroleum	27,104	1,788
Valero Energy	89,959	8,268
Williams Cos Inc/The	101,706	3,101

		24,376

Financials – 15.0%
Aflac	56,400	4,951
AGNC Investment Corp ‡	167,951	3,391
Allstate	68,081	7,129
American Financial Group Inc/OH	41,500	4,504
Annaly Capital Management ‡	409,600	4,870
Arch Capital Group Ltd *	78,888	7,161
Assurant	12,441	1,255
Assured Guaranty	40,066	1,357
Axis Capital Holdings Ltd	65,773	3,306
Bank of America	24,999	738
Berkshire Hathaway, Cl B *	59,100	11,715
BOK Financial Corp	52,300	4,828
Canadian Imperial Bank of Commerce	31,000	3,032
Cboe Global Markets Inc	102,491	12,769
Chubb Ltd	12,399	1,812
Everest Re Group	51,167	11,321
Fairfax Financial Holdings Ltd	2,520	1,336
Genworth MI Canada Inc	23,900	830
Hanover Insurance Group Inc/The, Cl A	19,700	2,129
Interactive Brokers Group Inc, Cl A	28,550	1,690
LPL Financial Holdings Inc	32,842	1,877
MFA Financial ‡	624,682	4,947
Morningstar Inc, Cl A	62,858	6,095
National Bank of Canada	54,700	2,738
PNC Financial Services Group	21,400	3,088
ProAssurance Corp	78,979	4,514
Progressive Corp/The	115,800	6,522
Reinsurance Group of America, Cl A	10,985	1,713
RenaissanceRe Holdings Ltd	94,296	11,843
Starwood Property Trust ‡	113,800	2,430
TFS Financial Corp	144,086	2,153
Toronto-Dominion Bank/The	63,900	3,756
Travelers	85,796	11,637
Validus Holdings Ltd	166,902	7,831

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Voya Financial	15,569	$770
White Mountains Insurance Group Ltd	4,079	3,472

		165,510

Health Care – 16.2%
AbbVie	53,300	5,155
Aetna, Cl A	37,500	6,765
AmerisourceBergen, Cl A	63,378	5,819
Amgen, Cl A	16,800	2,921
Anthem	45,509	10,240
AstraZeneca PLC ADR	107,200	3,720
Baxter International Inc	131,142	8,477
Biogen *	4,657	1,484
Bio-Rad Laboratories Inc, Cl A *	8,340	1,990
Bristol-Myers Squibb Co	26,050	1,596
Catalent Inc *	28,778	1,182
Chemed Corp	1,978	481
Cigna	24,911	5,059
Edwards Lifesciences Corp, Cl A *	2,632	297
Eli Lilly & Co	91,094	7,694
Express Scripts *	44,900	3,351
Gilead Sciences	58,764	4,210
Haemonetics Corp *	3,022	175
Hill-Rom Holdings Inc	8,925	752
Hologic Inc *	37,910	1,621
Humana Inc	43,373	10,760
ICON PLC *	14,052	1,576
Jazz Pharmaceuticals PLC *	3,498	471
Johnson & Johnson	213,288	29,801
Laboratory Corp of America Holdings *	18,602	2,967
Masimo Corp *	13,076	1,109
McKesson	10,546	1,645
Merck	245,727	13,827
Pfizer	679,786	24,622
Premier Inc, Cl A *	80,647	2,354
Quest Diagnostics Inc	52,553	5,176
Taro Pharmaceutical Industries Ltd *	3,918	410
UnitedHealth Group	37,492	8,265
Varian Medical Systems Inc *	2,511	279
Vertex Pharmaceuticals Inc *	2,422	363
Zoetis Inc, Cl A	24,941	1,797

		178,411

Industrials – 12.7%
3M	30,082	7,080
Boeing	32,700	9,643
BWX Technologies Inc, Cl W	26,884	1,626
Copa Holdings, Cl A	8,416	1,128
EMCOR Group Inc	15,737	1,286
Expeditors International of Washington Inc	104,761	6,777
FedEx	21,100	5,265
General Dynamics Corp	8,600	1,750

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Harris Corp	20,200	$2,861
Huntington Ingalls Industries, Cl A	7,025	1,656
Kaman Corp, Cl A	32,900	1,936
L3 Technologies	22,433	4,438
Landstar System Inc	14,343	1,493
Lockheed Martin Corp	34,838	11,185
ManpowerGroup	282	36
Moog Inc, Cl A *	4,590	399
Northrop Grumman Corp	52,467	16,103
Orbital ATK Inc	24,500	3,222
Owens Corning	13,301	1,223
Quanta Services Inc *	44,387	1,736
Raytheon	95,375	17,916
Republic Services Inc	146,100	9,878
Ryder System	10,917	919
Southwest Airlines Co, Cl A	27,597	1,806
Spirit AeroSystems Holdings, Cl A	14,176	1,237
United Continental Holdings *	14,293	963
United Parcel Service Inc, Cl B	67,014	7,985
United Technologies Corp	50,700	6,468
Waste Management	137,382	11,856

		139,871

Information Technology – 11.6%
Amdocs Ltd	175,705	11,505
Apple Inc	59,200	10,018
Applied Materials	30,711	1,570
Aspen Technology Inc *	22,729	1,505
Automatic Data Processing	41,459	4,859
Broadridge Financial Solutions Inc	18,852	1,708
CA	69,600	2,316
Cadence Design Systems Inc *	26,155	1,094
Canon Inc ADR	87,700	3,280
Cisco Systems	242,600	9,292
Citrix Systems Inc *	3,911	344
Cognizant Technology Solutions Corp, Cl A	9,780	695
CSG Systems International Inc	37,600	1,648
Dell Technologies, Cl V *	108,346	8,806
eBay Inc *	36,894	1,392
Facebook Inc, Cl A *	21,946	3,873
Flex Ltd *	15,092	271
Intel	265,600	12,260
International Business Machines	19,200	2,946
Intuit Inc	11,216	1,770
Jack Henry & Associates Inc	12,880	1,506
KLA-Tencor Corp	30,000	3,152
Micron Technology *	10,735	441
Microsoft Corp	90,554	7,746
Motorola Solutions Inc	48,500	4,381
NetApp Inc	10,704	592
Oracle, Cl B	85,200	4,028
salesforce.com Inc *	33,684	3,444

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Science Applications International Corp	14,671	$1,123
Symantec Corp, Cl A	177,758	4,988
Synopsys Inc *	77,175	6,578
Take-Two Interactive Software Inc, Cl A *	11,256	1,236
Tech Data *	22,200	2,175
Teradyne	18,011	754
VeriSign Inc *	15,228	1,743
Western Union Co/The	118,100	2,245

		127,284

Materials – 1.8%
AptarGroup Inc	7,373	636
Avery Dennison Corp	31,600	3,630
Bemis Co Inc	44,400	2,122
Cabot	12,865	792
Chemours Co/The	2,356	118
Crown Holdings *	71,100	3,999
Kaiser Aluminum Corp	33,600	3,590
LyondellBasell Industries, Cl A	8,339	920
Sonoco Products Co	50,200	2,668
Trinseo SA	23,683	1,719

		20,194

Real Estate – 1.4%
CBRE Group, Cl A *	30,681	1,329
Equity LifeStyle Properties Inc ‡	17,303	1,540
Liberty Property Trust ‡	2,394	103
National Health Investors Inc ‡	26,300	1,983
Omega Healthcare Investors ‡	60,700	1,672
Piedmont Office Realty Trust Inc, Cl A ‡	222,000	4,353
Select Income REIT ‡	65,000	1,633
Senior Housing Properties Trust ‡	148,300	2,840

		15,453

Telecommunication Services – 2.9%
AT&T	288,500	11,217
BCE Inc	67,200	3,238
NTT DOCOMO Inc ADR	130,100	3,092
SK Telecom Co Ltd ADR	129,800	3,623
TELUS Corp	115,600	4,394
Verizon Communications	125,915	6,665

		32,229

Utilities – 10.4%
Alliant Energy Corp	11,760	501
Ameren	60,200	3,551
American Electric Power	128,638	9,464
CenterPoint Energy	45,796	1,299
Consolidated Edison	165,942	14,097
DTE Energy Co	45,217	4,950
Duke Energy Corp	71,120	5,982
Edison International	124,025	7,843

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entergy	108,074	$8,796
Eversource Energy	113,570	7,175
Exelon	159,853	6,300
FirstEnergy	87,500	2,679
PG&E *	120,060	5,382
Pinnacle West Capital	50,029	4,262
Portland General Electric Co	79,342	3,616
Public Service Enterprise Group	188,698	9,718
Southern Co/The	138,614	6,666
Southwest Gas Holdings Inc	12,649	1,018
UGI	32,641	1,533
Vectren Corp	18,601	1,209
WEC Energy Group Inc	119,032	7,907
Xcel Energy Inc	22,652	1,090

		115,038

Total Common Stock (Cost $711,240) ($ Thousands)		1,070,201

	Number of Rights

RIGHTS – 0.0%
Safeway CVR – PDC ‡‡	85,430	4
Safeway CVR – Casa Ley ‡‡	85,430	87

Total Rights (Cost $–) ($ Thousands)		91

	Shares

CASH EQUIVALENT – 3.1%
SEI Daily Income Trust, Government Fund, Cl F 1.040%**†	34,195,915	34,196

Total Cash Equivalent (Cost $34,196) ($ Thousands)		34,196

Total Investments in Securities – 100.1% (Cost $745,436) ($ Thousands)		$1,104,488

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	149	Mar-2018	$19,908	$19,936	$28

Percentages are based on Net Assets of $1,102,914 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

ADR – American Depositary Receipt

Cl – Class

PLC – Public Limited Company

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,070,201	$–	$–	$1,070,201
Rights	–	91	–	91
Cash Equivalent	34,196	–	–	34,196

Total Investments in Securities	$1,104,397	$91	$–	$1,104,488

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$28	$–	$–	$28

Total Other Financial Instruments	$28	$–	$–	$28

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Value 12/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$22,607	$52,172	$(40,583)	$34,196	$66

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 95.4%
Australia – 6.5%
Abacus Property Group ‡	233,499	$753
AGL Energy Ltd	261,926	4,982
ASX Ltd	44,853	1,924
BHP Billiton Ltd	7,306	168
Brickworks Ltd	83,754	974
BT Investment Management Ltd	14,924	132
Caltex Australia Ltd	28,786	767
Coca-Cola Amatil Ltd	124,403	827
Crown Resorts Ltd	79,600	810
CSL Ltd	14,554	1,608
Flight Centre Travel Group Ltd	25,121	867
Harvey Norman Holdings Ltd	326,671	1,067
LendLease Group	65,829	843
Macquarie Group Ltd	22,760	1,772
Mirvac Group ‡	449,279	826
South32 Ltd	667,586	1,817
Stockland ‡	208,265	731
Telstra Corp Ltd, Cl B	444,832	1,262
Wesfarmers Ltd	57,771	2,005
Woolworths Group Ltd	5,182	110

		24,245

Austria – 1.6%
BUWOG AG *	12,869	444
CA Immobilien Anlagen AG	10,990	341
Oesterreichische Post AG	12,690	570
OMV AG	22,525	1,429
Raiffeisen Bank International AG *	21,656	786
S IMMO AG	9,548	185
Telekom Austria AG, Cl A *	108,184	1,004
UNIQA Insurance Group AG	35,314	374
voestalpine AG	14,823	887

		6,020

Belgium – 1.4%
bpost SA	46,135	1,406
Colruyt SA	12,128	632
Proximus SADP	40,525	1,331
Sipef SA	1,175	89
TER Beke SA	295	61
UCB SA, Cl A	9,355	743
Umicore SA	20,744	983

		5,245

Canada – 2.2%
Canadian Imperial Bank of Commerce	5,934	580
Canadian Tire Corp Ltd, Cl A	10,364	1,356
Loblaw Cos Ltd	16,670	908
Metro Inc, Cl A	3,633	117
TELUS Corp	65,261	2,480
Toronto-Dominion Bank/The	48,192	2,833

		8,274

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Denmark – 2.1%
Carlsberg A/S, Cl B	9,379	$1,127
Coloplast A/S, Cl B	10,824	861
Danske Bank A/S	64,488	2,513
ISS A/S	16,045	622
Jyske Bank A/S	17,004	969
Matas A/S	34,769	440
Novo Nordisk A/S, Cl B	4,588	247
Scandinavian Tobacco Group A/S (A)	28,828	558
TDC A/S	36,696	226
United International Enterprises	564	118
William Demant Holding A/S *	5,208	146

		7,827

Finland – 0.7%
Elisa OYJ	9,000	354
Fortum OYJ	42,974	851
Orion Oyj, Cl B	22,613	844
Tieto OYJ	21,996	686

		2,735

France – 5.5%
Aeroports de Paris, Cl A	3,539	674
Atos SE	5,046	735
Bastide le Confort Medical	2,603	176
BNP Paribas SA	14,162	1,059
Carrefour SA	10,265	222
Cie Generale des Etablissements Michelin	11,010	1,581
Credit Agricole SA	62,350	1,033
Credit Regionale de Credit Agricole Mutuel Sud Rhone Alpes	459	102
Dassault Aviation SA	708	1,104
Euler Hermes Group	12,429	1,818
Eutelsat Communications SA	11,490	266
Groupe Guillin	6,308	261
Kaufman & Broad SA	11,461	545
LNA Sante SA	2,819	199
Metropole Television SA	45,524	1,177
PSB Industries SA	2,329	124
Rallye SA	9,997	178
Rubis SCA	2,506	178
Sanofi	51,130	4,411
SCOR SE	16,259	655
Thales SA, Cl A	6,689	722
TOTAL SA	32,778	1,812
Veolia Environnement SA	42,447	1,084
Vilmorin & Cie SA	1,681	178

		20,294

Germany – 6.5%
Aareal Bank AG	7,543	342
adidas AG	3,191	640
Aurubis AG	5,129	478
Beiersdorf AG	6,787	798

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CECONOMY AG	15,708	$238
Covestro AG (A)	17,860	1,845
Daimler AG	5,498	467
Deutsche Lufthansa AG	20,807	767
Deutsche Post AG	18,204	869
Evonik Industries AG	19,397	731
Fielmann AG	1,179	104
Fraport AG Frankfurt Airport Services Worldwide	7,517	829
Hannover Rueck SE	12,686	1,598
Henkel AG & Co KGaA	1,850	222
Hornbach Holding AG & Co KGaA	2,826	251
Krones AG	6,952	956
KWS Saat SE	758	304
MAN SE	14,253	1,633
McKesson Europe AG	28,722	910
Merck KGaA	8,339	899
METRO AG	11,214	224
MTU Aero Engines AG	4,865	873
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	11,743	2,549
Salzgitter AG	26,692	1,525
SAP SE	7,001	786
Siemens AG	12,151	1,695
Siltronic AG *	2,150	313
Sirius Real Estate Ltd	87,389	78
Suedzucker AG	32,136	698
Vonovia SE	5,398	268
Wuestenrot & Wuerttembergische AG	5,037	141

		24,031

Hong Kong – 5.8%
ASM Pacific Technology Ltd	93,200	1,298
China Motor Bus Co Ltd	18,400	238
CK Infrastructure Holdings Ltd	117,500	1,009
CLP Holdings Ltd, Cl B	362,000	3,702
Dah Sing Banking Group Ltd	356,800	774
First Pacific Co Ltd/Hong Kong	332,000	225
Guoco Group Ltd	11,000	141
Hang Seng Bank Ltd	19,400	482
HK Electric Investments & HK Electric Investments Ltd (A)	693,000	634
HKT Trust & HKT Ltd	689,000	878
Hong Kong & China Gas Co Ltd	354,900	696
Hongkong & Shanghai Hotels Ltd/The	222,500	330
Hysan Development Co Ltd	20,000	106
Johnson Electric Holdings Ltd	111,000	465
Kerry Properties Ltd	480,000	2,158
Langham Hospitality Investments and Langham Hospitality Investments Ltd	231,000	101
Li & Fung Ltd	576,000	316
MTR Corp Ltd	208,000	1,219

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
New World Development Co Ltd	94,000	$141
NWS Holdings Ltd	133,000	240
Paliburg Holdings Ltd	328,000	141
PCCW Ltd	1,081,000	628
Power Assets Holdings Ltd	62,500	527
Regal Hotels International Holdings Ltd	168,000	132
Regal Real Estate Investment Trust ‡	372,000	114
Shangri-La Asia Ltd	90,000	204
Tian An China Investment Co Ltd *	170,000	120
Transport International Holdings Ltd, Cl B	82,800	266
WH Group Ltd (A)	3,057,500	3,450
Wheelock & Co Ltd	100,000	714

		21,449

Ireland – 0.2%
AerCap Holdings NV *	1,578	83
Irish Residential Properties PLC ‡	279,908	504
Total Produce PLC	51,466	157

		744

Israel – 1.6%
Bank Hapoalim BM	381,085	2,809
Bank Leumi Le-Israel BM	57,265	346
Check Point Software Technologies Ltd *	3,044	316
Israel Discount Bank Ltd, Cl A *	185,998	542
Isras Investment Co Ltd	1,037	128
Kerur Holdings Ltd	3,332	104
Mizrahi Tefahot Bank Ltd	65,275	1,206
Orbotech Ltd *	5,099	256
Paz Oil Co Ltd *	1,276	221
Shufersal Ltd	26,493	176

		6,104

Italy – 0.8%
Ansaldo STS SpA *	8,234	118
Banca Mediolanum SpA	12,090	105
Enel SpA	214,945	1,324
Hera SpA	368,325	1,287
Snam SpA	18,986	93

		2,927

Japan – 21.3%
Alfresa Holdings Corp	34,700	815
Alpen Co Ltd	6,500	140
AOKI Holdings Inc	56,800	834
Aoyama Trading Co Ltd	19,400	725
Aozora Bank Ltd	34,800	1,354
Arcs Co Ltd	43,500	1,015
Asahi Group Holdings Ltd	12,700	630
Asahi Kasei Corp	68,000	878
Astellas Pharma Inc	165,500	2,110
Benesse Holdings Inc, Cl A	11,800	416
Biofermin Pharmaceutical Co Ltd	4,400	116
Canon Inc	55,500	2,071

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Choushimaru Co Ltd	2,100	$92
COMSYS Holdings Corp	43,800	1,271
Daiichi Sankyo Co Ltd	48,400	1,262
Daiki Aluminium Industry Co Ltd	26,000	203
Daiohs Corp	3,400	44
Doutor Nichires Holdings Co Ltd	41,700	1,031
Ebara Foods Industry Inc	4,700	90
EDION Corp	87,000	1,014
FJ Next Co Ltd	16,100	141
FUJIFILM Holdings Corp	16,100	658
Fujitsu Ltd	34,000	242
Gakkyusha Co Ltd	15,800	231
Gourmet Kineya Co Ltd *	10,000	102
Hakudo Co Ltd	6,800	148
Hiroshima Gas Co Ltd	31,400	103
Hokkaido Gas Co Ltd	49,000	130
Honda Motor Co Ltd	36,900	1,265
Hoya Corp	10,700	534
Inaba Denki Sangyo Co Ltd	20,600	961
Japan Airlines Co Ltd	51,800	2,027
Japan Post Holdings Co Ltd	91,200	1,046
Japan Tobacco Inc	36,800	1,185
Joshin Denki Co Ltd	6,000	214
JXTG Holdings Inc	296,500	1,913
Kadoya Sesame Mills Inc	2,200	127
Kanemi Co Ltd	1,600	48
Kato Sangyo Co Ltd	8,700	319
KDDI Corp	81,200	2,024
Keihanshin Building Co Ltd	19,000	150
Keiyo Co Ltd	73,400	445
Key Coffee Inc	13,900	269
Kimura Unity Co Ltd	9,500	100
Kinden Corp	83,700	1,365
K’s Holdings Corp	35,700	916
KU Holdings Co Ltd	10,700	115
Kuraray Co Ltd	64,800	1,222
Kurimoto Ltd	11,800	239
Kyokuyo Co Ltd	11,300	431
KYORIN Holdings Inc	13,700	257
Kyowa Exeo Corp	63,300	1,641
Matsumotokiyoshi Holdings Co Ltd	9,200	380
McDonald’s Holdings Co Japan Ltd	48,500	2,134
Mebuki Financial Group Inc	135,900	575
Medipal Holdings Corp	6,700	131
Mitsubishi Corp	6,900	191
Mitsubishi Gas Chemical Co Inc	28,300	813
Mitsubishi Shokuhin Co Ltd	25,500	748
Mitsubishi Steel Manufacturing Co Ltd	8,600	214
Mitsubishi Tanabe Pharma Corp	117,500	2,424
Mitsubishi UFJ Lease & Finance Co Ltd	43,900	261
Mitsui & Co Ltd	81,800	1,330
Mixi Inc	2,400	108

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mochida Pharmaceutical Co Ltd	2,000	$153
Morishita Jintan Co Ltd	3,700	97
NHK Spring Co Ltd	49,200	541
Nichias Corp	29,000	387
Nippo Corp	50,000	1,169
Nippon Express Co Ltd	13,800	918
Nippon Flour Mills Co Ltd	44,200	677
Nippon Koshuha Steel Co Ltd *	21,100	171
Nippon Telegraph & Telephone Corp	85,700	4,036
Nissan Motor Co Ltd	231,600	2,310
Nisshin Oillio Group Ltd/The	24,700	748
Nissui Pharmaceutical Co Ltd	5,700	78
Nitto Fuji Flour Milling Co Ltd	4,000	170
NTT DOCOMO Inc	85,500	2,021
Okinawa Electric Power Co Inc/The	25,030	653
Ootoya Holdings Co Ltd	11,000	214
Osaka Gas Co Ltd	64,700	1,247
Otsuka Corp	7,300	560
OUG Holdings Inc	8,700	208
Paramount Bed Holdings Co Ltd	15,100	748
Paris Miki Holdings Inc	37,600	159
Proto Corp	6,100	88
Sanyo Electric Railway Co Ltd	4,000	101
Senshu Ikeda Holdings Inc	193,200	713
Shibusawa Warehouse Co Ltd/The	7,200	129
Shidax Corp	64,900	264
Shikibo Ltd	9,600	119
Shimachu Co Ltd	33,100	954
Shin-Keisei Electric Railway Co Ltd	8,200	156
Sumitomo Bakelite Co Ltd	153,000	1,288
Sumitomo Dainippon Pharma Co Ltd	9,000	134
Sumitomo Osaka Cement Co Ltd	255,000	1,229
Suzuken Co Ltd/Aichi Japan	42,600	1,753
Taisho Pharmaceutical Holdings Co Ltd	7,900	631
TAKEBISHI CORP	1,900	32
Takeda Pharmaceutical Co Ltd	17,700	1,006
Teijin Ltd	57,400	1,279
Tokyo Gas Co Ltd	10,000	229
Tokyo Rakutenchi Co Ltd	2,000	109
Toshiba Plant Systems & Services Corp	55,100	1,028
Tsumura & Co	19,200	638
West Japan Railway Co	23,300	1,702
Yaizu Suisankagaku Industry Co Ltd	9,400	102
Yamada Denki Co Ltd	229,400	1,265
Yasuda Logistics Corp	32,100	285
Yellow Hat Ltd	5,600	169
Yodogawa Steel Works Ltd	15,000	464
Yomeishu Seizo Co Ltd	6,000	139
Yuasa Funashoku Co Ltd	4,560	144

		79,403

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jersey – 0.2%
Randgold Resources Ltd	8,998	$902

Luxembourg – 0.3%
APERAM SA	22,395	1,154

Netherlands – 2.1%
ABN AMRO Group NV (A)	38,164	1,233
ASR Nederland NV	12,485	514
Coca-Cola European Partners PLC	22,510	898
Corbion NV	19,244	624
Heineken NV	9,386	980
Koninklijke KPN NV	123,075	430
NN Group NV	65,980	2,862
Refresco Group NV (A)	18,219	433

		7,974

New Zealand – 2.1%
Arvida Group Ltd	225,979	204
Chorus Ltd	57,800	173
Contact Energy Ltd	293,239	1,159
Fisher & Paykel Healthcare Corp Ltd	255,635	2,609
Fletcher Building Ltd	41,434	224
Freightways Ltd	32,367	177
Goodman Property Trust ‡	149,541	147
Mercury NZ Ltd	234,122	561
Meridian Energy Ltd	176,978	368
Ryman Healthcare Ltd	42,791	322
Sanford Ltd/NZ	17,408	103
SKYCITY Entertainment Group Ltd	45,044	133
Spark New Zealand Ltd	418,574	1,081
Summerset Group Holdings Ltd	57,029	223
Tourism Holdings Ltd	55,789	240
Z Energy Ltd	18,795	102

		7,826

Norway – 1.3%
DNB ASA, Cl A	35,014	651
Marine Harvest ASA *	41,173	700
Norsk Hydro ASA	168,658	1,286
Orkla ASA	72,358	770
Telenor ASA	40,733	876
Yara International ASA	10,238	471

		4,754

Portugal – 0.4%
REN - Redes Energeticas Nacionais SGPS SA	445,456	1,326

Singapore – 5.0%
CapitaLand Commercial Trust ‡	607,200	877
CapitaLand Mall Trust ‡	182,000	290
DBS Group Holdings Ltd	223,200	4,150
Genting Singapore PLC	1,503,400	1,474
Global Logistic Properties Ltd	103,500	261
Mapletree Industrial Trust ‡	781,300	1,187

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mapletree Logistics Trust ‡	1,094,170	$1,081
OUE Ltd	80,600	113
Oversea-Chinese Banking Corp Ltd	69,200	642
SATS Ltd	332,600	1,294
Sheng Siong Group Ltd	155,100	107
SIA Engineering Co Ltd	125,600	294
Singapore Airlines Ltd	205,900	1,644
Singapore Technologies Engineering Ltd	108,000	263
Singapore Telecommunications Ltd	470,600	1,257
SPH ‡	418,800	329
StarHub Ltd	239,400	510
United Industrial Corp Ltd	50,700	126
United Overseas Bank Ltd	44,200	875
UOL Group Ltd	58,700	390
Venture Corp Ltd	37,200	570
Viva Industrial Trust	34,200	24
Wilmar International Ltd	331,400	766

		18,524

Spain – 1.8%
Ebro Foods SA	27,767	651
Enagas SA	13,036	374
Endesa SA	96,739	2,074
Grifols SA	44,893	1,317
Iberdrola SA	244,197	1,894
Red Electrica Corp SA	23,548	529

		6,839

Sweden – 2.4%
Axfood AB	54,195	1,047
Essity AB, Cl B *	33,979	967
Getinge AB, Cl B	7,003	102
Hemfosa Fastigheter AB	70,206	942
ICA Gruppen AB	21,599	786
JM AB	17,260	394
KNOW IT AB	10,862	206
L E Lundbergforetagen AB, Cl B	6,643	497
Millicom International Cellular SA	12,273	830
Saab AB, Cl B	2,435	119
Scandic Hotels Group AB (A)	35,487	510
Svenska Cellulosa AB SCA, Cl B	33,979	351
Swedbank AB, Cl A	33,262	804
Swedish Match AB	36,571	1,444

		8,999

Switzerland – 11.4%
ABB Ltd	4,513	121
Adecco Group AG	5,076	388
Allreal Holding AG, Cl A	688	116
ALSO Holding AG	1,128	155
Baloise Holding AG	8,737	1,360
Barry Callebaut AG *	244	509
BKW AG	9,860	586

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coca-Cola HBC AG	37,057	$1,213
Forbo Holding AG	218	337
Idorsia Ltd *	3,040	79
Intershop Holding AG	201	101
Julius Baer Group Ltd	6,409	392
Kuehne + Nagel International AG	16,601	2,939
Lastminute.com NV *	7,277	115
Nestle SA	34,300	2,950
Novartis AG	47,062	3,979
Orior AG	1,325	105
Pargesa Holding SA	2,175	189
Roche Holding AG	26,341	6,663
Romande Energie Holding SA	144	174
Schindler Holding AG	7,369	1,696
SGS SA, Cl B	72	188
Sika AG	97	770
Sonova Holding AG	12,680	1,980
St Galler Kantonalbank AG	263	131
Swiss Life Holding AG	10,658	3,773
Swiss Prime Site AG	23,197	2,142
Swiss Re AG	32,475	3,041
Swisscom AG	5,302	2,821
UBS Group AG	6,519	120
Valiant Holding AG	6,581	712
Valora Holding AG	577	193
Zurich Insurance Group AG	7,712	2,347

		42,385

United Kingdom – 11.7%
AstraZeneca PLC	6,001	416
BAE Systems PLC	338,194	2,621
BCA Marketplace PLC	185,433	512
Berkeley Group Holdings PLC	15,735	893
BP PLC	299,177	2,115
BP PLC ADR	12,623	531
British American Tobacco PLC	12,567	853
Britvic PLC	129,802	1,431
BTG PLC *	32,897	339
Carnival PLC	39,861	2,638
Central Asia Metals PLC	70,965	294
Close Brothers Group PLC	4,515	88
Craneware PLC	7,808	155
Diageo PLC	34,438	1,269
esure Group PLC	146,120	491
F&C UK Real Estate Investment Ltd ‡	30,456	43
Finsbury Food Group PLC	68,423	100
GlaxoSmithKline PLC	223,632	4,001
Halfords Group PLC	62,550	296
HSBC Holdings PLC	185,927	1,929
Imperial Brands PLC	42,079	1,802
Inchcape PLC	77,695	822
J D Wetherspoon PLC	25,538	434

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
J Sainsbury PLC	360,002	$1,176
Kingfisher PLC	482,212	2,203
Lancashire Holdings Ltd	61,581	568
Legal & General Group PLC	170,271	630
Lloyds Banking Group PLC	862,248	794
Persimmon PLC	2,802	104
QinetiQ Group PLC	338,951	1,060
Rio Tinto Ltd	32,457	1,922
Royal Bank of Scotland Group PLC *	240,843	906
Royal Mail PLC	228,710	1,400
Secure Income PLC ‡	25,660	125
Smith & Nephew PLC	59,429	1,035
SSE PLC	154,273	2,755
Tate & Lyle PLC	163,699	1,557
UBM PLC	11,775	119
Vodafone Group PLC	364,126	1,158
William Hill PLC	232,599	1,013
Wm Morrison Supermarkets PLC	24,774	74
WPP PLC	48,642	882

		43,554

United States – 0.5%
Coca-Cola European Partners PLC	6,972	278
International Game Technology PLC	26,876	712
QIAGEN NV *	26,448	818

		1,808

Total Common Stock (Cost $300,307) ($ Thousands)		355,343

PREFERRED STOCK – 0.1%
Germany – 0.1%
Bayerische Motoren Werke AG	1,354	121
Henkel AG & Co KGaA	3,380	448

Total Preferred Stock (Cost $523) ($ Thousands)		569

CASH EQUIVALENT – 3.6%
SEI Daily Income Trust, Government Fund, Cl F 1.040% **†	13,398,532	13,399

Total Cash Equivalent (Cost $13,399) ($ Thousands)		13,399

Total Investments in Securities – 99.1% (Cost $314,229) ($ Thousands)		$369,311

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed International Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	77	Mar-2018	$3,230	$3,230	$(69)
FTSE 100 Index	16	Mar-2018	1,582	1,653	48
Hang Seng Index	2	Jan-2018	379	383	4
SPI 200 Index	6	Mar-2018	692	706	1
TOPIX Index	13	Mar-2018	2,074	2,097	21

			$7,958	$8,069	$5

Percentages are based on Net Assets of $372,544 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $8,663 ($ Thousands), representing 2.33% of the Net Assets of the Fund.

ADR – American Depositary Receipt

Cl – Class

DJ – Dow Jones

FTSE – Financial Times and Stock Exchange

Ltd. – Limited

PLC – Public Limited Company

Ser – Series

SPI – Share Price Index

TOPIX – Tokyo Price Index

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$355,343	$–	$–	$355,343
Preferred Stock	569	–	–	569
Cash Equivalent	13,399	–	–	13,399

Total Investments in Securities	$369,311	$–	$–	$369,311

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$74	$–	$–	$74
Unrealized Depreciation	(69)	–	–	(69)

Total Other Financial Instruments	$5	$–	$–	$5

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument. For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Value 12/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$15,270	$12,750	$(14,621)	$13,399	$24

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Real Estate Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.2%
Consumer Discretionary – 0.9%
Hilton Worldwide Holdings	14,540	$1,161

Real Estate – 96.3%
Alexandria Real Estate Equities ‡	26,825	3,503
American Homes 4 Rent, Cl A ‡	138,820	3,032
Apartment Investment & Management, Cl A ‡	69,460	3,036
AvalonBay Communities ‡	37,596	6,707
Boston Properties ‡	32,315	4,202
Camden Property Trust ‡	17,850	1,643
Chesapeake Lodging Trust ‡	27,610	748
Columbia Property Trust ‡	31,190	716
CoreSite Realty ‡	9,225	1,051
Corporate Office Properties Trust ‡	38,280	1,118
Cousins Properties, Cl A ‡	75,620	699
CubeSmart ‡	113,325	3,277
CyrusOne ‡	36,845	2,193
DCT Industrial Trust ‡	20,860	1,226
DDR ‡	129,850	1,163
Digital Realty Trust, Cl A ‡	8,875	1,011
Douglas Emmett ‡	45,196	1,856
Duke Realty ‡	55,784	1,518
Equinix ‡	17,255	7,820
Equity Commonwealth *‡	16,950	517
Equity Residential ‡	32,825	2,093
Essex Property Trust ‡	11,054	2,668
Extra Space Storage ‡	13,120	1,147
Federal Realty Investment Trust ‡	5,300	704
GGP ‡	67,130	1,570
HCP ‡	167,365	4,365
Healthcare Trust of America, Cl A ‡	84,280	2,532
Highwoods Properties ‡	26,630	1,356
Host Hotels & Resorts ‡	88,779	1,762
Hudson Pacific Properties ‡	58,180	1,993
Invitation Homes ‡	85,879	2,024
Iron Mountain ‡	21,484	811
JBG SMITH Properties ‡	26,230	911
Kilroy Realty ‡	16,300	1,217
Kimco Realty ‡	87,480	1,588
Kite Realty Group Trust ‡	37,150	728
LaSalle Hotel Properties	65,690	1,844
Liberty Property Trust ‡	38,225	1,644
Life Storage ‡	21,150	1,884
Macerich ‡	25,359	1,666
Mack-Cali Realty ‡	67,450	1,454
Park Hotels & Resorts ‡	40,689	1,170
Pebblebrook Hotel Trust ‡	16,725	622
Prologis ‡	122,367	7,894
Public Storage ‡	22,886	4,783
QTS Realty Trust, Cl A ‡	11,930	646
Regency Centers ‡	38,940	2,694

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Senior Housing Properties Trust ‡	41,291	$791
Simon Property Group ‡	55,363	9,508
SL Green Realty Corp ‡	5,125	517
STAG Industrial ‡	33,280	910
Sun Communities ‡	19,230	1,784
Sunstone Hotel Investors ‡	44,070	728
Taubman Centers ‡	25,410	1,663
UDR ‡	68,983	2,657
Urban Edge Properties ‡	35,930	916
Ventas ‡	20,050	1,203
Vornado Realty Trust ‡	38,565	3,015
Weingarten Realty Investors ‡	81,735	2,687
Welltower ‡	55,668	3,550

		130,735

Total Common Stock (Cost $103,326) ($ Thousands)		131,896

CASH EQUIVALENT – 3.1%
SEI Daily Income Trust, Government Fund, Cl F 1.040% **†	4,259,184	4,259

Total Cash Equivalent (Cost $4,259) ($ Thousands)		4,259

Total Investments in Securities – 100.3% (Cost $107,585) ($ Thousands)		$136,155

Percentages are based on Net Assets of $135,702 ($ Thousands).

‡	Real Estate Investment Trust.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2017.

†	Investment in Affiliated Security.

Cl – Class

As of December 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Real Estate Fund (Continued)

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Value 12/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$4,718	$27,177	$(27,636)	$4,259	$11

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Enhanced Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS – 39.2%
Consumer Discretionary – 4.9%
AMC Networks
4.750%, 08/01/2025	$45	$45
American Honda Finance MTN
1.700%, 02/22/2019	250	249
AutoZone
1.625%, 04/21/2019	70	70
Daimler Finance North America LLC
1.650%, 05/18/2018 (A)	300	300
1.500%, 07/05/2019 (A)	285	281
Discovery Communications
2.200%, 09/20/2019	50	50
Ford Motor Credit LLC
2.379%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	200	201
1.897%, 08/12/2019	350	347
General Motors Financial
2.400%, 04/10/2018	200	200
2.289%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	150	152
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	300	296
NBCUniversal Enterprise
2.044%, VAR ICE LIBOR USD 3 Month+0.685%, 04/15/2018 (A)	300	301
Nissan Motor Acceptance MTN
2.249%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	200	203
Sinclair Television Group
5.625%, 08/01/2024 (A)	200	206
Sirius XM Radio
5.375%, 04/15/2025 (A)	200	208
Six Flags Entertainment
4.875%, 07/31/2024 (A)	225	228
Volkswagen Group of America Finance
1.916%, VAR ICE LIBOR USD 3 Month+0.470%, 05/22/2018 (A)	300	300

		3,637

Consumer Staples – 3.6%
Alimentation Couche-Tard
2.074%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (A)	200	200
Anheuser-Busch InBev Worldwide
2.067%, VAR ICE LIBOR USD 3 Month+0.690%, 08/01/2018	250	251
Constellation Brands
2.000%, 11/07/2019	125	124
CVS Health
1.900%, 07/20/2018	350	350

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
2.230%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	$125	$126
Kroger
2.000%, 01/15/2019	220	220
Kroger MTN
1.500%, 09/30/2019	285	281
Molson Coors Brewing
1.450%, 07/15/2019	140	138
Mondelez International
1.897%, VAR ICE LIBOR USD 3 Month+0.520%, 02/01/2019	225	226
Reckitt Benckiser Treasury Services
2.235%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	200	200
Reynolds American
2.300%, 06/12/2018	245	245
Skandinaviska Enskilda Banken
2.134%, VAR ICE LIBOR USD 3 Month+0.570%, 09/13/2019 (A)	300	302

		2,663

Energy – 2.5%
Anadarko Petroleum
6.950%, 06/15/2019	235	249
Andeavor Logistics
5.500%, 10/15/2019	90	93
Blue Racer Midstream
6.125%, 11/15/2022 (A)	250	261
BP Capital Markets PLC
2.305%, VAR ICE LIBOR USD 3 Month+0.630%, 09/26/2018	250	251
Energy Transfer
2.500%, 06/15/2018	350	350
Enterprise Products Operating
6.650%, 04/15/2018	250	253
FTS International
6.250%, 05/01/2022	103	100
Phillips 66
2.109%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	125	125
Texas Energy (Escrow Security)
3.900%, 12/31/2034 (B)	4	1
Total Capital International
1.980%, VAR ICE LIBOR USD 3 Month+0.570%, 08/10/2018	225	226

		1,909

Financials – 17.5%
ABN AMRO Bank
1.994%, VAR ICE LIBOR USD 3 Month+0.640%, 01/18/2019 (A)	300	301

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AIG Global Funding
2.175%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	$250	$251
Bank of America MTN
5.650%, 05/01/2018	110	111
2.523%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	150	153
2.345%, VAR ICE LIBOR USD 3 Month+0.650%, 10/01/2021	225	226
Bank of Montreal MTN
2.149%, VAR ICE LIBOR USD 3 Month+0.600%, 12/12/2019	350	353
Bank of Nova Scotia
1.650%, 06/14/2019	200	198
BB&T MTN
2.037%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2019	325	327
BPCE MTN
2.666%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	250	254
Branch Banking & Trust
1.450%, 05/10/2019	260	258
Canadian Imperial Bank of Commerce
2.320%, VAR ICE LIBOR USD 3 Month+0.720%, 06/16/2022	275	276
Capital One
2.528%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	250	251
Citibank
2.049%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	250	251
Citigroup
2.012%, VAR ICE LIBOR USD 3 Month+0.550%, 08/25/2036	500	427
Citizens Bank
2.272%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	275	276
Cooperatieve Rabobank UA
2.180%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	300	304
Credit Agricole MTN
2.506%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	250	254
Danske Bank
2.089%, VAR ICE LIBOR USD 3 Month+0.580%, 09/06/2019 (A)	200	201
Deutsche Bank
2.093%, VAR ICE LIBOR USD 3 Month+0.680%, 02/13/2018	240	240
Fifth Third Bank
1.628%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	250	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
2.586%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	$275	$279
2.481%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	250	253
HSBC Bank PLC
2.056%, VAR ICE LIBOR USD 3 Month+0.640%, 05/15/2018 (A)	300	300
Huntington National Bank
2.046%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	250	251
ING Bank
2.385%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	200	201
Jackson National Life Global Funding
2.405%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	125	126
1.875%, 10/15/2018 (A)	200	200
JPMorgan Chase
2.008%, VAR ICE LIBOR USD 3 Month+0.630%, 01/28/2019	300	301
KeyBank
2.350%, 03/08/2019	250	250
Manufacturers & Traders Trust
2.046%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	250	251
Metropolitan Life Global Funding I
2.043%, VAR ICE LIBOR USD 3 Month+0.430%, 12/19/2018 (A)	300	301
1.914%, VAR ICE LIBOR USD 3 Month+0.340%, 09/14/2018 (A)	200	200
Morgan Stanley
2.543%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	175	178
2.215%, VAR ICE LIBOR USD 3 Month+0.850%, 01/24/2019	225	226
National Bank of Canada MTN
2.109%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	250	252
Nordea Bank MTN
2.313%, VAR ICE LIBOR USD 3 Month+0.620%, 09/30/2019 (A)	200	201
PNC Bank
1.915%, VAR ICE LIBOR USD 3 Month+0.400%, 12/07/2018	350	351
Principal Life Global Funding II MTN
1.500%, 04/18/2019 (A)	250	248
Protective Life Global Funding
1.722%, 04/15/2019 (A)	235	234
Prudential Financial MTN
2.196%, VAR ICE LIBOR USD 3 Month+0.780%, 08/15/2018	250	251

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Royal Bank of Canada MTN
2.236%, VAR ICE LIBOR USD 3 Month+0.700%, 12/10/2018	$200	$201
1.800%, VAR ICE LIBOR USD 3 Month+0.450%, 01/10/2019	200	201
Santander UK MTN
2.312%, VAR ICE LIBOR USD 3 Month+0.850%, 08/24/2018	300	301
Societe Generale MTN
2.775%, VAR ICE LIBOR USD 3 Month+1.080%, 10/01/2018	300	302
Standard Chartered MTN
1.993%, VAR ICE LIBOR USD 3 Month+0.640%, 04/17/2018 (A)	200	200
State Street
2.589%, VAR ICE LIBOR USD 3 Month+1.000%, 06/15/2037	375	338
Sumitomo Mitsui Banking
1.896%, VAR ICE LIBOR USD 3 Month+0.540%, 01/11/2019	250	251
SunTrust Bank
1.910%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	250	251
Synchrony Financial
2.615%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	200	203
Toronto-Dominion Bank MTN
1.450%, 08/13/2019	200	198
UBS MTN
2.053%, VAR ICE LIBOR USD 3 Month+0.640%, 08/14/2019	250	252
Wells Fargo
2.475%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	150	153
Wells Fargo MTN
2.058%, VAR ICE LIBOR USD 3 Month+0.680%, 01/30/2020	250	252

		13,119

Health Care – 2.4%
Aetna
1.700%, 06/07/2018	350	349
Allergan Funding SCS
2.629%, VAR ICE LIBOR USD 3 Month+1.080%, 03/12/2018	300	300
Amgen
1.863%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	150	151
Anthem
2.500%, 11/21/2020	150	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Baxalta
2.438%, VAR ICE LIBOR USD 3 Month+0.780%, 06/22/2018	$250	$250
Cardinal Health
2.359%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	275	276
Teva Pharmaceutical Finance Netherlands III BV
1.400%, 07/20/2018	325	323

		1,799

Industrials – 2.9%
Air Lease
2.125%, 01/15/2020	250	248
Catholic Health Initiatives
2.600%, 08/01/2018	305	306
Fortive
1.800%, 06/15/2019	315	313
ILFC E-Capital Trust I
4.370%, 12/21/2065 (A)(D)	500	487
Nielsen Finance
5.000%, 04/15/2022 (A)	300	309
PACCAR Financial MTN
1.300%, 05/10/2019	195	193
Sensata Technologies
5.000%, 10/01/2025 (A)	300	317

		2,173

Information Technology – 2.1%
Broadcom
2.375%, 01/15/2020 (A)	300	298
DXC Technology
2.875%, 03/27/2020	105	106
eBay
2.248%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	300	301
Entegris
4.625%, 02/10/2026 (A)	65	66
Fidelity National Information Services
2.850%, 10/15/2018	250	252
Hewlett Packard Enterprise
2.100%, 10/04/2019 (A)	250	248
QUALCOMM
1.886%, VAR ICE LIBOR USD 3 Month+0.450%, 05/20/2020	275	275

		1,546

Materials – 0.9%
Air Liquide Finance
1.375%, 09/27/2019 (A)	225	222
Boart Longyear Management Pty
10.000% cash/12% PIK, 12/31/2022	390	347

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	$121	$130

		699

Real Estate – 0.3%
Equinix
5.750%, 01/01/2025	200	212

Telecommunication Services – 0.7%
AT&T
2.623%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	300	304
Inmarsat Finance
4.875%, 05/15/2022 (A)	250	249

		553

Utilities – 1.4%
DTE Energy
1.500%, 10/01/2019	260	256
Emera US Finance
2.150%, 06/15/2019	175	174
NextEra Energy Capital Holdings
1.649%, 09/01/2018	90	90
Sempra Energy
1.625%, 10/07/2019	155	153
Southern
1.550%, 07/01/2018	350	349

		1,022

Total Corporate Obligations (Cost $29,292) ($ Thousands)		29,332

LOAN PARTICIPATIONS – 30.6%

Aerospace/Defense – 0.6%
Sequa Mezzanine Holdings LLC, Cov-Lite, Term Loan, 1st Lien
4.480%, VAR LIBOR+5.500%, 11/28/2021	113	114
Sequa Mezzanine Holdings LLC, Cov-Lite, Term Loan, 2nd Lien
10.375%, VAR LIBOR+9.000%, 04/28/2022	89	90
TransDigm, Cov-Lite, Term Loan F, 1st Lien
4.443%, 06/09/2023	248	248

		452

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Airlines – 0.3%
Air Medical Group Holdings, Term Loan, 1st Lien
4.943%, VAR LIBOR+3.250%, 04/28/2022	$216	$215

Building Materials – 1.0%
Beacon Roofing Supply, Cov-Lite, Term Loan B, 1st Lien
0.000%, 10/11/2024 (C)	71	71
Fairmount Santrol, Cov-Lite, Term Loan, 1st Lien
7.693%, 10/27/2022	51	52
Forterra Finance LLC, Cov-Lite, Term Loan B, 1st Lien
4.569%, VAR LIBOR+3.000%, 10/25/2023	267	249
Jeld-Wen, Cov-Lite, Term Loan B4, 1st Lien
3.693%, 12/31/2024	197	197
Mueller Water Products, Cov-Lite, Term Loan B, 1st Lien
4.193%, VAR LIBOR+2.500%, 11/25/2021	29	30
4.069%, VAR LIBOR+2.500%, 11/25/2021	66	66
Summit Materials LLC, Cov-Lite, Term Loan B, 1st Lien
3.819%, 11/11/2024	75	75

		740

Chemicals – 3.4%
Atotech B.V., Term Loan B1, 1st Lien
4.693%, VAR LIBOR+3.000%, 01/31/2024	69	70
Berlin Packaging LLC, Cov-Lite, Term Loan B, 1st Lien
4.820%, VAR LIBOR+3.250%, 10/01/2021	104	105
4.620%, VAR LIBOR+3.250%, 10/01/2021	94	94
Charter NEX Films, Cov-Lite, Term Loan B, 1st Lien
4.819%, VAR LIBOR+3.250%, 05/16/2024	146	146
Emerald Performance Materials LLC, Cov- Lite, Term Loan, 1st Lien
5.069%, VAR LIBOR+3.500%, 07/30/2021	98	98
H.B. Fuller Company, Cov-Lite, Term Loan B, 1st Lien
3.751%, 10/20/2024	165	165

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Huntsman, Cov-Lite, Term Loan B2, 1st Lien
4.235%, VAR LIBOR+3.000%, 04/01/2023	$133	$133
Ineos US Finance LLC, Cov-Lite, Term Loan B, 1st Lien
3.569%, 03/31/2024	281	281
Kraton Polymers LLC, Cov-Lite, Term Loan, 1st Lien
4.569%, VAR LIBOR+3.000%, 01/06/2022	70	71
Pregis, Cov-Lite, Term Loan, 1st Lien
5.193%, VAR LIBOR+3.500%, 05/20/2021	119	119
Reynolds Group Holdings, Cov-Lite, Term Loan, 1st Lien
4.319%, VAR LIBOR+2.750%, 02/05/2023	381	383
Ring Container Technologies Group LLC, Cov-Lite, Term Loan, 1st Lien
4.319%, 10/31/2024	129	129
Signode Industrial Group US, Cov-Lite, Term Loan, 1st Lien
4.443%, VAR LIBOR+2.750%, 05/01/2021	101	101
4.319%, VAR LIBOR+2.750%, 05/01/2021	62	62
Tricorbraun Holdings, Cov-Lite, Term Loan, 1st Lien
5.443%, 11/30/2023	35	35
Tronox Finance, Cov-Lite, Term Loan B, 1st Lien
4.693%, 09/23/2024	178	179
Vantage Specialty Chemicals, Cov-Lite, Term Loan, 1st Lien
5.371%, 10/20/2024	38	38
Vantage Specialty Chemicals, Cov-Lite, Term Loan, 2nd Lien
9.621%, 10/20/2025	15	15
Wilsonart LLC, Cov-Lite, Term Loan D, 1st Lien
4.950%, VAR LIBOR+3.250%, 12/19/2023	298	299

		2,523

Computers & Electronics – 4.1%
Applied Systems, Cov-Lite, Term Loan B, 1st Lien
4.943%, 09/19/2024	174	176
Applied Systems, Term Loan, 2nd Lien
8.693%, 09/19/2025	14	14
Cvent, Cov-Lite, Term Loan, 1st Lien
5.319%, 06/16/2023	200	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Dell International LLC, Cov-Lite, Term Loan B, 1st Lien
3.570%, 09/07/2023	$181	$181
Diebold Nixdorf, Term Loan B, 1st Lien
4.188%, VAR LIBOR+2.750%, 11/06/2023	40	40
EIG Investors, Term Loan, 1st Lien
5.462%, VAR LIBOR+4.000%, 02/09/2023	357	358
5.328%, VAR LIBOR+4.000%, 02/09/2023	3	3
Epicor Software, Cov-Lite, Term Loan, 1st Lien
5.320%, VAR LIBOR+3.750%, 06/01/2022	295	296
Evergreen Skills Lux SARL, Cov-Lite, Term Loan, 2nd Lien
9.819%, 04/28/2022	12	11
Evergreen Skills Lux SARL, Term Loan, 1st Lien
6.319%, VAR LIBOR+4.750%, 04/28/2021	282	271
First Data, Term Loan, 1st Lien
3.802%, 04/26/2024	208	208
Go Daddy Operating Company LLC, Cov-Lite, Term Loan B, 1st Lien
3.819%, 02/15/2024	245	245
GTT Communications, Cov-Lite, Term Loan B, 1st Lien
4.875%, VAR LIBOR+3.250%, 01/09/2024	77	77
Infoblox, Cov-Lite, Term Loan, 1st Lien
6.569%, VAR LIBOR+5.000%, 11/07/2023	177	178
Kronos, Cov-Lite, Term Loan, 1st Lien
4.903%, VAR LIBOR+3.500%, 11/01/2023	102	103
Landesk Group, Cov-Lite, Term Loan B, 1st Lien
5.820%, VAR LIBOR+4.250%, 01/20/2024	63	60
Misys Ltd, Cov-Lite, Term Loan B, 1st Lien
4.979%, VAR LIBOR+3.500%, 06/13/2024	154	155
Misys Ltd, Cov-Lite, Term Loan, 2nd Lien
8.729%, VAR LIBOR+7.250%, 06/13/2025	75	75
Oberthur Technologies Holding, Cov-Lite, Term Loan B, 1st Lien
5.443%, VAR LIBOR+3.750%, 01/10/2024	72	71

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
ON Semiconductor, Cov-Lite, Term Loan B, 1st Lien
3.569%, 03/31/2023	$49	$49
Optiv, Cov-Lite, Term Loan, 1st Lien
4.625%, VAR LIBOR+3.250%, 02/01/2024	60	56
Rocket Software, Cov-Lite, Term Loan, 1st Lien
5.943%, VAR LIBOR+4.250%, 10/14/2023	71	72
Rocket Software, Cov-Lite, Term Loan, 2nd Lien
11.193%, VAR LIBOR+9.500%, 10/14/2024	25	25
Solera Holdings, Cov-Lite, Term Loan, 1st Lien
4.818%, VAR LIBOR+3.250%, 03/03/2023	46	47
VF Holding, Cov-Lite, Term Loan, 1st Lien
4.819%, 06/30/2023	104	105

		3,076

Construction – 0.0%
Pike, Cov-Lite, Term Loan B, 1st Lien
5.070%, VAR LIBOR+3.500%, 09/20/2024	29	29

Entertainment & Leisure – 0.5%
Hoya Midco LLC, Cov-Lite, Term Loan B, 1st Lien
5.569%, 06/23/2024	95	95
WMG Acquisition, Cov-Lite, Term Loan E, 1st Lien
3.642%, 01/11/2023	250	250

		345

Environmental Services – 0.1%
Wrangler Buyer, Cov-Lite, Term Loan B, 1st Lien
4.569%, 09/27/2024	41	41

Food & Beverage – 0.2%
JBS USA Lux S.A., Cov-Lite, Term Loan B, 1st Lien
6.000%, VAR LIBOR+2.500%, 10/30/2022	–	1
4.100%, VAR LIBOR+2.500%, 10/30/2022	141	138
Refresco Group N.V., Cov-Lite, Term Loan B, 1st Lien
0.000%, 09/27/2024 (C)	36	36

		175

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Forest Products – 0.2%
LBM Borrower LLC, Cov-Lite, Term Loan, 1st Lien
5.923%, 08/20/2022	$127	$129

Gaming & Hotels – 1.5%
Caesars Resort Collection LLC, Cov-Lite, Term Loan, 1st Lien
4.336%, 10/02/2024	124	124
CCM Merger, Term Loan B, 1st Lien
2.750%, VAR LIBOR+2.750%, 08/06/2021	142	143
ESH Hospitality, Cov-Lite, Term Loan B, 1st Lien
3.819%, VAR LIBOR+2.500%, 08/30/2023	421	422
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.569%, VAR LIBOR+4.000%, 10/13/2023	294	296
Penn National Gaming, Term Loan B, 1st Lien
4.069%, VAR LIBOR+2.500%, 01/19/2024	40	40
Scientific Games International, Term Loan B, 1st Lien
4.819%, VAR LIBOR+3.250%, 08/14/2024	115	116

		1,141

Healthcare – 2.9%
Acadia Healthcare Company, Cov-Lite, Term Loan B, 1st Lien
4.319%, VAR LIBOR+2.750%, 02/11/2022	195	195
4.142%, VAR LIBOR+2.750%, 02/16/2023	197	198
Auris Luxembourg III SARL, Term Loan, 1st Lien
4.693%, VAR LIBOR+3.000%, 01/17/2022	317	319
DJO Finance LLC, Term Loan, 1st Lien
4.819%, VAR LIBOR+3.250%, 06/08/2020	112	110
4.585%, VAR LIBOR+3.250%, 06/08/2020	115	114
Envision Healthcare, Cov-Lite, Term Loan, 1st Lien
4.570%, VAR LIBOR+3.000%, 12/01/2023	238	239
Equinox Holdings, Cov-Lite, Term Loan, 1st Lien
4.569%, 03/08/2024	285	288

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Equinox Holdings, Cov-Lite, Term Loan, 2nd Lien
8.569%, VAR LIBOR+7.000%, 09/06/2024	$75	$77
Jaguar Holding Co I, Cov-Lite, Term Loan, 1st Lien
4.443%, VAR LIBOR+2.750%, 08/18/2022	63	63
4.319%, 08/18/2022	56	56
Life Time Fitness, Cov-Lite, Term Loan, 1st Lien
4.229%, VAR LIBOR+3.000%, 06/10/2022	249	250
Sterigenics-Nordion Holdings LLC, Cov-Lite, Term Loan, 1st Lien
4.569%, VAR LIBOR+3.000%, 05/15/2022	264	264
Valeant Pharmaceuticals International, Cov- Lite, Term Loan B, 1st Lien
4.940%, VAR LIBOR+4.750%, 04/01/2022	32	32

		2,205

Home Furnishings – 0.1%
Comfort Holding LLC, Cov-Lite, Term Loan, 1st Lien
6.182%, VAR LIBOR+4.750%, 02/05/2024	92	83

Insurance – 1.4%
Acrisure LLC, Cov-Lite, Term Loan B2, 1st Lien
5.647%, 11/22/2023	14	14
AmWINS Group, Cov-Lite, Term Loan B, 1st Lien
4.319%, VAR LIBOR+2.750%, 01/25/2024	92	92
4.182%, VAR LIBOR+2.750%, 01/25/2024	37	37
Asurion, Term Loan B2, 2nd Lien
7.569%, VAR LIBOR+6.000%, 08/04/2025	176	180
Hub International Ltd, Cov-Lite, Term Loan, 1st Lien
4.413%, VAR LIBOR+3.000%, 10/02/2020	297	298
Onex York Acquisition, Cov-Lite, Term Loan B, 1st Lien
5.319%, VAR LIBOR+3.750%, 10/01/2021	466	456

		1,077

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Leasing – 0.1%
CH Hold, Cov-Lite, Term Loan, 1st Lien
4.569%, VAR LIBOR+3.000%, 02/01/2024	$35	$35
CH Hold, Cov-Lite, Term Loan, 2nd Lien
8.819%, VAR LIBOR+7.250%, 02/03/2025	22	22

		57

Machinery – 1.2%
Blount International, Cov-Lite, Term Loan B, 1st Lien
5.611%, 04/12/2023	63	63
CeramTec Service GmbH, Cov-Lite, Term Loan B1, 1st Lien
4.229%, 08/30/2020	163	163
CeramTec Service GmbH, Cov-Lite, Term Loan B2, 1st Lien
4.229%, 08/30/2020	20	20
CeramTec Service GmbH, Cov-Lite, Term Loan B3, 1st Lien
4.229%, 08/30/2020	49	49
Clark Equipment Company, Cov-Lite, Term Loan B, 1st Lien
4.193%, VAR LIBOR+2.750%, 05/18/2024	50	50
Columbus McKinnon, Cov-Lite, Term Loan, 1st Lien
4.693%, VAR LIBOR+3.000%, 01/31/2024	51	52
Gardner Denver, Cov-Lite, Term Loan B, 1st Lien
4.443%, VAR LIBOR+2.750%, 07/30/2024	105	105
Kemet, Cov-Lite, Term Loan B, 1st Lien
7.569%, VAR LIBOR+6.000%, 04/26/2024	88	89
Rexnord LLC, Cov-Lite, Term Loan, 1st Lien
3.810%, 08/21/2024	138	139
Terex, Cov-Lite, Term Loan, 1st Lien
3.583%, VAR LIBOR+2.250%, 01/31/2024	179	180

		910

Media – 2.0%
Altice Financing S.A., Cov-Lite, Term Loan, 1st Lien
4.112%, 01/06/2026	129	126
Altice US Finance I, Incremental Cov-Lite, Term Loan B, 1st Lien
3.819%, 07/25/2028	130	129

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Cumulus Media Holdings, Term Loan, 1st Lien
4.820%, VAR LIBOR+3.250%, 12/23/2020	$76	$65
Mission Broadcasting, Cov-Lite, Term Loan B2, 1st Lien
3.861%, VAR LIBOR+2.500%, 01/17/2024	23	23
Nexstar Broadcasting Group, Cov-Lite, Term Loan B2, 1st Lien
3.861%, VAR LIBOR+2.500%, 01/17/2024	184	184
Numericable U.S. LLC, Cov-Lite, Term Loan B, 1st Lien
4.349%, 01/31/2026	69	67
SFR Group S.A., Cov-Lite, Term Loan B, 1st Lien
4.130%, VAR LIBOR+2.750%, 07/31/2025	155	148
Unitymedia Finance LLC, Cov-Lite, Term Loan D, 1st Lien
0.000%, 01/20/2026 (C)	59	59
Univision Communications, Term Loan C, 1st Lien
4.319%, VAR LIBOR+2.750%, 03/15/2024	105	105
UPC Financing Partnership, Cov-Lite, Term Loan, 1st Lien
3.977%, 01/15/2026	228	228
WaveDivision Holdings LLC, Term Loan, 1st Lien
4.140%, VAR LIBOR+2.750%, 10/15/2019	395	396
4.070%, 10/15/2019	1	1

		1,531

Metals & Mining – 0.3%
Murray Energy Corporation, Term Loan B2, 1st Lien
8.943%, VAR LIBOR+7.250%, 04/16/2020	175	153
Peabody Energy, Term Loan, 1st Lien
5.069%, VAR LIBOR+3.500%, 03/31/2022	70	71

		224

Oil & Gas – 1.6%
California Resources, Term Loan, 1st Lien
11.876%, VAR LIBOR+10.375%, 12/31/2021	68	74
6.241%, 11/14/2022	64	64

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Chief Exploration & Development, Term Loan, 2nd Lien
7.959%, VAR LIBOR+6.500%, 05/16/2021	$460	$452
Energy Transfer Equity L.P., Term Loan B, 1st Lien
3.501%, 02/02/2024	213	212
FTS International, Cov-Lite, Term Loan, 1st Lien
6.319%, VAR LIBOR+4.750%, 04/16/2021	205	200
Medallion Midland Acquisition LLC, Term Loan B , 1st Lien
4.819%, 10/31/2024	75	75
Pardus Oil & Gas LLC, Cov-Lite PIK, Term Loan A, 1st Lien
13.000%, VAR PIK Interest+13.000%, 11/12/2021 (B)	67	–
Pardus Oil & Gas LLC, Cov-Lite PIK, Term Loan, 2nd Lien
5.000%, 05/13/2022 (B)	34	–
Seadrill Partners Finco LLC, Term Loan, 1st Lien
4.693%, VAR LIBOR+3.000%, 02/21/2021	109	88

		1,165

Printing & Publishing – 0.8%
A-L Parent LLC, Cov-Lite, Term Loan B, 1st Lien
4.820%, VAR LIBOR+3.250%, 12/01/2023	52	53
A-L Parent LLC, Incremental Cov-Lite, Term Loan, 1st Lien
0.000%, 12/01/2023	56	56
Dex Media, Term Loan, 1st Lien
11.569%, VAR LIBOR+10.000%, 07/29/2021	47	48
Houghton Mifflin Harcourt Publishers, Cov- Lite, Term Loan B, 1st Lien
4.569%, 05/28/2021	116	107
McGraw-Hill Global Education Holdings LLC, Cov-Lite, Term Loan B, 1st Lien
5.569%, VAR LIBOR+4.000%, 05/04/2022	99	99
MTL Publishing LLC, Term Loan, 1st Lien
3.741%, 08/21/2023	193	193
Multi-Color, Cov-Lite, Term Loan B, 1st Lien
3.819%, 10/31/2024	54	54

		610

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Professional & Business Services – 2.7%
Affinion Group, Term Loan, 1st Lien
9.160%, VAR LIBOR+7.750%, 05/10/2022	$40	$41
Albany Molecular Research, Cov-Lite, Term Loan, 1st Lien
4.819%, 08/28/2024	150	147
BPA Laboratories, Term Loan, 2nd Lien
4.193%, 04/29/2020	44	42
Casmar Holdings Pty Ltd, Cov-Lite, Term Loan B, 1st Lien
6.193%, 12/08/2023	73	73
Checkout Holding, Cov-Lite, Term Loan B, 1st Lien
5.069%, VAR LIBOR+3.500%, 04/09/2021	141	111
Conduent, Term Loan B, 1st Lien
4.569%, VAR LIBOR+4.000%, 12/07/2023	107	107
Emerald 2 Ltd, Cov-Lite, Term Loan B1, 1st Lien
5.693%, VAR LIBOR+4.000%, 05/14/2021	42	42
1.693%, VAR LIBOR+4.000%, 05/14/2021	4	4
Flex Acquisition Company, Cov-Lite, Term Loan, 1st Lien
4.336%, VAR LIBOR+3.000%, 12/29/2023	135	136
GW Honos Security, Cov-Lite, Term Loan, 1st Lien
4.968%, 05/24/2024	99	100
Harland Clarke Holdings, Cov-Lite, Term Loan, 1st Lien
6.443%, 11/01/2023	58	58
LegalZoom.com, Cov-Lite, Term Loan B, 1st Lien
5.941%, 11/15/2024	101	101
PI UK Holdco II Ltd, Cov-Lite, Term Loan, 1st Lien
5.166%, 12/02/2024	182	182
Press Ganey Holdings, Cov-Lite, Term Loan, 1st Lien
4.569%, 10/23/2023	298	299
Quintiles IMS, Cov-Lite, Term Loan B2, 1st Lien
3.693%, 01/14/2025	51	51
Red Ventures LLC, Cov-Lite, Term Loan B, 1st Lien
5.569%, 10/18/2024	48	47

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Team Health Holdings, Cov-Lite, Term Loan, 1st Lien
4.319%, VAR LIBOR+2.750%, 02/06/2024	$123	$120
Tempo Acquisition LLC, Cov-Lite, Term Loan B, 1st Lien
4.569%, VAR LIBOR+3.000%, 05/01/2024	190	189
Trans Union LLC, Cov-Lite, Term Loan B3, 1st Lien
3.569%, VAR LIBOR+2.000%, 04/10/2023	174	175

		2,025

Real Estate – 0.5%
Communications Sales & Leasing, Cov-Lite, Term Loan, 1st Lien
4.569%, VAR LIBOR+3.000%, 10/24/2022	142	137
RE/MAX International, Cov-Lite, Term Loan B, 1st Lien
4.443%, VAR LIBOR+2.750%, 12/15/2023	254	253

		390

Retail Food & Drug – 0.4%
Albertson’s LLC, Cov-Lite, Term Loan B4, 1st Lien
4.319%, VAR LIBOR+2.750%, 08/25/2021	92	90
BJ’s Wholesale Club, Cov-Lite, Term Loan B, 1st Lien
4.953%, VAR LIBOR+3.750%, 02/03/2024	45	44
General Nutrition Centers, Term Loan, 1st Lien
4.070%, VAR LIBOR+2.500%, 03/04/2019	152	125

		259

Retailing – 1.4%
1011778 BC ULC/New Red Finance, Cov-Lite, Term Loan B3, 1st Lien
3.943%, VAR LIBOR+2.250%, 02/16/2024	25	25
3.823%, VAR LIBOR+2.250%, 02/16/2024	40	40
Academy Ltd., Cov-Lite, Term Loan B, 1st Lien
5.569%, VAR LIBOR+4.000%, 07/01/2022	62	48
5.495%, VAR LIBOR+4.000%, 07/01/2022	45	36

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Aramark Intermediate HoldCo, Cov-Lite, Term Loan B1, 1st Lien
3.569%, 03/07/2025	$79	$79
Belron Finance US LLC, Cov-Lite, Term Loan B, 1st Lien
3.892%, 10/25/2024	64	64
Harbor Freight Tools USA, Cov-Lite, Term Loan B, 1st Lien
4.819%, VAR LIBOR+3.250%, 08/18/2023	190	192
PETCO Animal Supplies, Cov-Lite, Term Loan B1, 1st Lien
4.380%, VAR LIBOR+3.000%, 01/26/2023	109	82
Seminole Hard Rock Entertainment, Term Loan B, 1st Lien
4.083%, VAR LIBOR+2.750%, 05/14/2020	485	487

		1,053

Telecommunications – 2.8%
CenturyLink, Cov-Lite, Term Loan B, 1st Lien
4.319%, VAR Ticking Fee+2.750%, 01/31/2025	110	106
Digicel, Cov-Lite, Term Loan, 1st Lien
3.750%, VAR LIBOR+3.750%, 05/27/2024	100	100
Greeneden U.S. Holdings I LLC, Cov-Lite, Term Loan, 1st Lien
5.443%, 12/01/2023	5	5
Intelsat Jackson Holdings S.A., Term Loan B4, 1st Lien
6.195%, 01/15/2024	9	10
4.212%, VAR LIBOR+2.750%, 06/30/2019	244	243
Level 3 Financing, Cov-Lite, Term Loan B, 1st Lien
3.696%, VAR LIBOR+2.250%, 02/22/2024	250	250
MacDonald Dettwiler, Term Loan B, 1st Lien
4.100%, 07/05/2024	206	207
Masergy Holdings, Term Loan, 1st Lien
5.443%, 12/15/2023	59	59
MTN Infrastructure TopCo, Cov-Lite, Delayed Term Loan, 1st Lien
0.000%, 10/27/2024 (C)	56	56
MTN Infrastructure TopCo, Cov-Lite, Term Loan B, 1st Lien
4.819%, 10/27/2024	58	58
Radiate Holdco LLC, Cov-Lite, Term Loan, 1st Lien
4.569%, VAR LIBOR+3.000%, 02/01/2024	120	119

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Sprint Communications, Term Loan, 1st Lien
4.125%, VAR LIBOR+2.500%, 02/02/2024	$233	$232
Syniverse Holdings, Term Loan, 1st Lien
4.569%, VAR LIBOR+3.000%, 04/23/2019	235	231
Telenet Financing USD LLC, Cov-Lite, Term Loan, 1st Lien
3.918%, 03/02/2026	135	135
WideOpenWest Finance LLC, Term Loan B, 1st Lien
4.751%, VAR LIBOR+3.250%, 08/18/2023	307	304

		2,115

Utilities – 0.5%
Dynegy, Cov-Lite, Term Loan C2, 1st Lien
4.251%, 02/07/2024	85	86
ExGen Renewables/Exelon IV LLC, Term Loan, 1st Lien
4.468%, 11/15/2024	116	117
TerraForm Power Operating LLC, Cov-Lite, Term Loan B, 1st Lien
4.147%, 11/03/2022	40	40
Vistra Operations Company LLC, Cov-Lite, Term Loan B2, 1st Lien
4.241%, VAR LIBOR+2.750%, 12/14/2023	86	86
4.084%, VAR LIBOR+2.750%, 12/14/2023	28	28

		357

Total Loan Participations (Cost $23,274) ($ Thousands)		22,927

ASSET-BACKED SECURITIES – 18.7%

Automotive – 5.8%
American Credit Acceptance Receivables Trust, Ser 2017-2, Cl A
1.840%, 07/13/2020 (A)	162	162
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A3
1.260%, 11/08/2019	4	4
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	205	205
AmeriCredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	137	137
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	60	60

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust, Ser 2017- 2A, Cl A
2.550%, 02/17/2026 (A)	$250	$248
Enterprise Fleet Financing, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	192	191
Enterprise Fleet Financing, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	100	100
First Investors Auto Owner Trust, Ser 2016- 1A, Cl A1
1.920%, 05/15/2020 (A)	49	49
First Investors Auto Owner Trust, Ser 2017- 2A, Cl A1
1.860%, 10/15/2021 (A)	50	50
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	96	96
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	134	133
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	325	325
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	150	149
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (A)	95	95
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	195	195
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A3
1.680%, 12/20/2018	35	35
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	230	230
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 10/15/2019 (A)	200	200
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A2A
1.560%, 07/15/2019 (A)	167	167
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	300	298
Santander Drive Auto Receivables Trust, Ser 2016-1, Cl B
2.470%, 12/15/2020	250	250
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	150	150
Securitized Term Auto Receivables Trust, Ser 2017-2A, Cl A2A
1.775%, 01/27/2020 (A)	65	65

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	$100	$100
United Auto Credit Securitization Trust, Ser 2017-1, Cl A
1.890%, 05/10/2019 (A)	145	145
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (A)	83	83
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (A)	350	350
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/2020 (A)	84	83

		4,355

Credit Cards – 0.9%
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	355	353
Capital One Multi-Asset Execution Trust, Ser 2016-A1, Cl A1
1.927%, VAR LIBOR USD 1 Month+0.450%, 02/15/2022	300	301

		654

Mortgage Related Securities – 0.2%
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(D)	144	148

Other Asset-Backed Securites – 1.2%
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(D)	103	103
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(D)	108	108
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(D)	107	107
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(D)	229	227
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(D)	360	357

		902

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Other Asset-Backed Securities – 10.6%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
2.232%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	$133	$133
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
2.652%, VAR ICE LIBOR USD 1 Month+1.100%, 09/25/2034	9	9
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(D)	165	165
Apidos CLO XII, Ser 2013-12A, Cl A
2.459%, VAR ICE LIBOR USD 3 Month+1.100%, 04/15/2025 (A)	388	389
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1
3.352%, 11/28/2032 (A) (E)	240	240
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(D)	123	126
Cent CLO, Ser 2014-16AR, Cl A1AR
2.627%, VAR ICE LIBOR USD 3 Month+1.250%, 08/01/2024 (A)	297	297
Cent CLO, Ser 2017-20A, Cl AR
2.467%, VAR ICE LIBOR USD 3 Month+1.100%, 01/25/2026 (A)	325	326
Chesapeake Funding II, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	200	199
CIFC Funding, Ser 2017-1A, Cl A1R
2.609%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	250	253
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	120	120
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	95	95
Conn Funding II, Ser 2017-B, Cl A
2.730%, 07/15/2020 (A)	100	100
Dryden XXXI Senior Loan Fund, Ser 2017-31A, Cl AR
2.434%, VAR ICE LIBOR USD 3 Month+1.080%, 04/18/2026 (A)	350	351
Limerock CLO II, Ser 2017-2A, Cl AR
2.654%, VAR ICE LIBOR USD 3 Month+1.300%, 04/18/2026 (A)	300	302
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)	100	100
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(D)	98	98
MMAF Equipment Finance, Ser 2017-AA, Cl A2
1.730%, 05/18/2020 (A)	99	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (A)(D)	$64	$64
Nationstar HECM Loan Trust, Ser 2017-1A, Cl A
1.968%, 05/25/2027 (A)	59	59
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/2027 (A)(D)	91	91
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (A)	34	33
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	144	144
Octagon Investment Partners XVI Ltd, Ser 2013-1A, Cl A
2.473%, VAR ICE LIBOR USD 3 Month+1.120%, 07/17/2025 (A)	486	488
Octagon Investment Partners XX, Ser 2017- 1A, Cl AR
2.543%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (A)	250	251
OHA Credit Partners VIII Ltd, Ser 2013-8A, Cl A
2.483%, VAR ICE LIBOR USD 3 Month+1.120%, 04/20/2025 (A)	290	291
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (A)	100	100
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.487%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	116	115
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.067%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	294	303
SLM Student Loan Trust, Ser 2008-9, Cl A
2.867%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	136	140
SLM Student Loan Trust, Ser 2011-1, Cl A1
1.848%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	210	211
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/2026 (A)	100	100
SoFi Professional Loan Program, Ser 2014-A, Cl A1
2.838%, VAR ICE LIBOR USD 1 Month+1.600%, 06/25/2025 (A)	105	106
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	350	351
SPS Servicer Advance Receivables Trust, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (A)	151	150

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Symphony CLO VIII, Ser 2014-8AR, Cl BR
2.985%, VAR ICE LIBOR USD 1 Month+1.750%, 01/09/2023 (A)	$805	$804
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(D)	100	100
U.S. Residential Opportunity Fund IV Trust, Ser 2017-1III, Cl A
3.352%, 11/27/2037 (A) (E)	110	110
VOLT LX, Ser 2017-NPL7, Cl A1
3.250%, 04/25/2059 (A) (E)	71	71
VOLT LXIII, Ser 2017-NP10, Cl A1
3.000%, 10/25/2047 (A) (E)	100	100
VOLT LXIV, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A) (E)	150	150
Voya CLO, Ser 2017-4A, Cl A2AR
2.809%, VAR ICE LIBOR USD 3 Month+1.450%, 10/14/2026 (A)	250	250

		7,984

Total Asset-Backed Securities (Cost $14,050) ($ Thousands)		14,043

MORTGAGE-BACKED SECURITIES – 10.4%

Agency Mortgage-Backed Obligations – 3.4%
FHLMC
6.000%, 09/01/2026	45	50
FNMA
6.500%, 09/01/2026	36	39
6.000%, 11/01/2026 to 04/01/2040	285	320
5.000%, 02/01/2023 to 03/01/2025	61	64
FNMA TBA
3.500%, 01/01/2041	900	929
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.002%, 10/25/2047 (A)(D)	155	154
FREMF Mortgage Trust, Ser K703, Cl B
4.881%, 07/25/2044 (A)(D)	250	252
FREMF Mortgage Trust, Ser K706, Cl C
4.030%, 11/25/2044 (A)(D)	150	151
FREMF Mortgage Trust, Ser K712, Cl B
3.362%, 05/25/2045 (A)(D)	30	30
FREMF Multifamily Aggregation Risk Transfer Trust, Ser 2017-KT01, Cl A
1.558%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	65	65
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
1.779%, VAR LIBOR USD 1 Month+0.450%, 10/07/2020	177	178
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
1.779%, VAR LIBOR USD 1 Month+0.450%, 01/08/2020	231	231

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
1.729%, VAR LIBOR USD 1 Month+0.400%, 03/11/2020	$76	$76

		2,539

Non-Agency Mortgage-Backed Obligations – 7.0%
Angel Oak Mortgage Trust, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(D)	85	84
BAMLL Re-REMIC Trust, Ser 2015-FR11, Cl A705
1.827%, 09/27/2044 (A)(D)	200	197
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
3.673%, 11/25/2034 (D)	42	43
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
3.702%, 04/25/2035 (D)	133	124
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
3.609%, 10/25/2035 (D)	110	105
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
2.327%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	250	252
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(D)	165	165
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
3.580%, 09/25/2034 (D)	30	30
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(D)	112	112
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)(D)	147	147
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	73	73
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(D)	69	69
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(D)	81	80
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(D)	96	96
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
4.952%, VAR ICE LIBOR USD 1 Month+3.400%, 07/25/2023	112	113
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.202%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	185	188

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
3.729%, VAR ICE LIBOR USD 1 Month+2.400%, 01/25/2025	$17	$17
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.352%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	250	272
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
2.752%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	236	238
Finance of America Structured Securities Trust, Ser 2017-HB1, Cl A
2.321%, 11/25/2027 (A)(D)	130	130
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
2.278%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	1	1
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
2.502%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	87	87
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
2.528%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2024	6	6
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
2.702%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	100	101
GS Mortgage Securities Trust, Ser 500K, Cl A
2.177%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	135	136
GS Mortgage Securities, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	45	45
Impac CMB Trust, Ser 2005-1, Cl 1A1
2.072%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	140	133
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.319%, 04/15/2041 (D)	200	200
LSTAR Securities Investment, Ser 2017-3, Cl A1
3.568%, VAR ICE LIBOR USD 1 Month+2.000%, 04/01/2022 (A)	61	61
LSTAR Securities Investment, Ser 2017-7, Cl A
3.318%, VAR ICE LIBOR USD 1 Month+1.750%, 10/01/2022 (A)	59	59
LSTAR Securities Investment, Ser 2017-8, Cl A
3.218%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	99	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(D)	$99	$100
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(D)	90	89
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	71	71
Mortgage Repurchase Agreement Financing Trust, Ser 2016-5, Cl A
2.416%, VAR ICE LIBOR USD 1 Month+1.170%, 06/10/2019 (A)	300	300
MortgageIT Trust, Ser 2005-5, Cl A1
1.812%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2035	382	380
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(D)	109	113
Option One Mortgage Loan Trust, Ser 2005- 1, Cl A1A
2.052%, VAR ICE LIBOR USD 1 Month+0.500%, 02/25/2035	41	40
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
2.141%, VAR ICE LIBOR USD 1 Month+0.640%, 11/20/2034	86	85
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
2.101%, VAR ICE LIBOR USD 1 Month+0.600%, 12/20/2034	69	68
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
1.721%, VAR ICE LIBOR USD 1 Month+0.220%, 03/20/2035	43	42
Series RRX Trust, Ser 2014-1A, Cl A, PO
0.000%, 08/26/2044 (A)(F)	200	197
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.979%, 03/25/2036 (D)	182	173
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
3.718%, 01/25/2035 (D)	103	103

		5,224

Total Mortgage-Backed Securities (Cost $7,770) ($ Thousands)		7,763

MUNICIPAL BONDS – 1.0%

California – 0.3%
California State, RB Callable 10/01/2021 @ 100
2.141%, 04/01/2047 (G)	250	252

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Florida – 0.5%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	$350	$349

Illinois – 0.2%
Illinois State, GO
5.665%, 03/01/2018	135	136
5.163%, 02/01/2018	5	5

		141

Total Municipal Bonds (Cost $741) ($ Thousands)		742

	Shares

PREFERRED STOCK – 0.2%
TE Holdcorp, 0.000% *	16,542	153

Total Preferred Stock (Cost $154) ($ Thousands)		153

COMMON STOCK – 0.0%
Boart Longyear *	1,436,566	11
Energy & Exploration Partners *(B)	85	–
TE Holdcorp *	11,340	24

Total Common Stock (Cost $512) ($ Thousands)		35

	Number of Rights

RIGHTS – 0.0%
Texas Competitive Electric Holdings LLC, 0.000 *‡‡	2,451	2

Total Rights (Cost $3) ($ Thousands)		2

	Number of Warrants

WARRANTS – 0.0%
Lion Holding, Expires 12/30/2027 Strike Price $– *	385	–

Total Warrants (Cost $–) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 2.1%
SEI Daily Income Trust, Government Fund, Cl F 1.040%**†	1,544,802	$1,545

Total Cash Equivalent (Cost $1,545) ($ Thousands)		1,545

	Face Amount (Thousands)

REPURCHASE AGREEMENT(H) – 0.7%
Goldman Sachs
1.350%, dated 12/29/2017, to be repurchased on 01/02/2018, repurchase price $500,075 (collateralized by various U.S. government agency obligations,ranging in par value $1,000 – $2,065,561, 2.000% - 8.500%, 01/01/2023 – 06/01/2042; total market value $510,000)	$500	500

Total Repurchase Agreement (Cost $500) ($ Thousands)		500

Total Investments in Securities – 102.9% (Cost $77,841) ($ Thousands)		$77,042

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Enhanced Income Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(8)	Mar-2018	$(999)	$(992)	$7
U.S. 2-Year Treasury Note	(4)	Mar-2018	(858)	(856)	2
U.S. 5-Year Treasury Note	4	Mar-2018	467	464	(3)

			$(1,390)	$(1,384)	$6

Percentages are based on Net Assets of $74,906 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $23,197 ($ Thousands), representing 30.97% of the Net Assets of the Fund.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Unsettled bank loan. Interest rate not available.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on December 31, 2017. The coupon on a step bond changes on a specified date.
(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(H)	Tri-Party Repurchase Agreement.

Cl – Class

CLO – Collateralized Loan Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FREMF– Freddie Mac Multi-Family

GO – General Obligation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

L.P. – Limited Partnership

Ltd – Limited

MTN – Medium Term Note

NCUA – National Credit Union Association

PIK– Payment-in-Kind

PLC – Public Limited Company

Pty – Proprietary

RB – Revenue Bond

RE-REMIC – Resecuritization of Real Estate Mortgage Investment Conduit

Ser – Series

TBA – To Be Announced

ULC – Unlimited Liability Company

USD – U.S. Dollar

VAR – Variable Rate

The following is a list of the levels of inputs used as of December 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$–	$29,331	$1	$29,332
Loan Participations	–	22,927	–	22,927
Asset-Backed Securities	–	14,043	–	14,043
Mortgage-Backed Securities	–	7,763	–	7,763
Municipal Bonds	–	742	–	742
Preferred Stock	–	153	–	153
Common Stock	–	35	–	35
Rights	–	2	–	2
Warrants	–	–	–	–
Cash Equivalent	1,545	–	–	1,545
Repurchase Agreement	–	500	–	500

Total Investments in Securities	$1,545	$75,496	$1	$77,042

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$9	$–	$–	$9
Unrealized Depreciation	(3)	–	–	(3)

Total Other Financial Instruments	$6	$–	$–	$6

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were transfers from Level 2 into Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Value 12/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$1,878	$3,004	$(3,337)	$1,545	$4

Amounts designated as “–” are $0 or have been rounded to $0.

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES – 31.9%

Agency Mortgage-Backed Obligations – 23.0%
FHLMC
7.500%, 05/01/2031 to 09/01/2032	$258	$278
7.000%, 05/01/2024 to 03/01/2039	267	292
6.500%, 10/01/2031 to 09/01/2039	120	134
6.000%, 03/01/2020 to 07/01/2037	701	749
5.500%, 06/01/2020 to 11/01/2035	473	508
5.000%, 10/01/2018 to 07/01/2044	4,264	4,619
4.500%, 08/01/2020 to 08/01/2047	4,655	4,969
4.000%, 04/01/2019 to 12/01/2047	15,592	16,359
3.500%, 09/01/2026 to 01/01/2047	40,527	41,849
3.000%, 03/01/2031 to 02/01/2047	22,316	22,365
2.500%, 12/01/2031	3,012	3,008
FHLMC ARM
3.085%, VAR ICE LIBOR USD 12 Month+1.623%, 02/01/2045	315	321
2.621%, VAR ICE LIBOR USD 12 Month+1.633%, 07/01/2046	4	4
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	–	–
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	328	352
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	78	91
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	390	430
FHLMC CMO, Ser 2005-2945, Cl SA
9.635%, VAR LIBOR USD 1 Month+12.294%, 03/15/2020	33	33
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	826	918
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	144	158
FHLMC CMO, Ser 2008-3451, Cl SB, IO
4.553%, VAR LIBOR USD 1 Month+6.030%, 05/15/2038	57	5
FHLMC CMO, Ser 2010-3621, Cl SB, IO
4.753%, VAR LIBOR USD 1 Month+6.230%, 01/15/2040	71	11
FHLMC CMO, Ser 2011-3829, Cl ED
3.500%, 10/15/2028	60	60
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	143	144
FHLMC CMO, Ser 2011-3947, Cl SG, IO
4.473%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	511	77
FHLMC CMO, Ser 2012-4054, Cl SA, IO
4.573%, VAR LIBOR USD 1 Month+6.050%, 08/15/2039	917	133
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	934	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2013-4174, Cl SA, IO
4.723%, VAR LIBOR USD 1 Month+6.200%, 05/15/2039	$297	$33
FHLMC CMO, Ser 2013-4203, Cl PS, IO
4.773%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	308	46
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.941%, 04/15/2041 (A)	499	23
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	518	540
FHLMC CMO, Ser 2015-4529, Cl HC
3.000%, 10/15/2039	206	207
FHLMC CMO, Ser 2016-353, Cl S1, IO
4.523%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	460	92
FHLMC CMO, Ser 2016-4604, Cl AB
3.000%, 08/15/2046	502	506
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	1,710	1,784
FHLMC CMO, Ser 2017-4700, Cl QJ
4.000%, 07/15/2044	1,291	1,348
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	862	909
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	3,705	3,736
FHLMC Multifamily Structured Pass Through Certificates, Ser K064, Cl X1, IO
0.609%, 03/25/2027 (A)	4,981	237
FHLMC Multifamily Structured Pass Through Certificates, Ser KW02, Cl A1
2.896%, 04/25/2026	927	932
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.595%, 07/25/2021 (A)	1,307	62
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.524%, 10/25/2021 (A)	281	13
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	1,465	1,532
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
1.732%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024	735	724
FHLMC TBA
4.000%, 01/15/2041	4,200	4,392
3.500%, 01/01/2041	7,300	7,497
3.000%, 01/15/2043	2,900	2,899
FNMA
7.000%, 09/01/2026 to 02/01/2039	914	1,015
6.500%, 03/01/2031 to 05/01/2040	66	72
6.000%, 10/01/2019 to 07/01/2037	1,966	2,218

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
5.500%, 06/01/2018 to 09/01/2056	$1,294	$1,430
5.000%, 01/01/2020 to 08/01/2056	7,437	8,117
4.500%, 01/01/2020 to 04/01/2056	23,404	25,168
4.000%, 08/01/2020 to 12/01/2047	79,105	83,407
3.840%, 08/01/2021	2,880	3,013
3.762%, 12/01/2020	2,434	2,518
3.666%, 10/01/2020	1,242	1,282
3.619%, 12/01/2020	1,552	1,603
3.500%, 08/01/2028 to 03/01/2057	22,155	22,900
3.330%, 10/01/2029	1,228	1,261
3.190%, 05/01/2030	1,292	1,306
3.168%, VAR ICE LIBOR USD 12 Month+1.620%, 10/01/2047	553	565
3.010%, 04/01/2028	1,320	1,333
3.000%, 02/01/2027 to 02/01/2047	11,616	11,746
2.940%, 07/01/2027	400	401
2.830%, 06/01/2022	1,143	1,160
2.820%, 07/01/2027	590	589
2.600%, 10/01/2031	1,370	1,311
2.510%, 08/01/2026	1,311	1,285
2.500%, 10/01/2042	680	660
FNMA ARM
4.377%, VAR ICE LIBOR USD 12 Month+1.776%, 04/01/2040	205	215
3.235%, VAR ICE LIBOR USD 12 Month+1.620%, 06/01/2047	726	743
3.133%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	754	772
3.027%, VAR ICE LIBOR USD 12 Month+1.610%, 12/01/2047	561	570
2.990%, VAR ICE LIBOR USD 12 Month+1.620%, 08/01/2047	737	752
2.973%, VAR 12 Month Treas Avg+1.960%, 11/01/2035	189	198
2.950%, VAR ICE LIBOR USD 12 Month+1.610%, 10/01/2047	641	652
2.948%, VAR 12 Month Treas Avg+1.932%, 11/01/2035	821	858
2.895%, VAR 12 Month Treas Avg+1.872%, 10/01/2035	810	844
2.848%, VAR 12 Month Treas Avg+1.822%, 10/01/2035	132	137
2.689%, VAR ICE LIBOR USD 12 Month+1.610%, 05/01/2046	441	447
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	656	59
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	500	88
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	462	80
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	198	213

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	$551	$580
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	1,395	267
FNMA CMO, Ser 2006-112, Cl ST, IO
5.148%, VAR LIBOR USD 1 Month+6.700%, 11/25/2036	1,209	127
FNMA CMO, Ser 2007-108, Cl AN
8.048%, 11/25/2037 (A)	96	111
FNMA CMO, Ser 2008-22, Cl SI, IO
4.878%, VAR LIBOR USD 1 Month+6.430%, 03/25/2037	1,665	55
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (B)	1,445	1,323
FNMA CMO, Ser 2010-150, Cl SK, IO
4.978%, VAR LIBOR USD 1 Month+6.530%, 01/25/2041	400	70
FNMA CMO, Ser 2011-43, Cl AN
3.500%, 12/25/2028	121	121
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	2,429	2,703
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	483	30
FNMA CMO, Ser 2011-96, Cl SA, IO
4.998%, VAR LIBOR USD 1 Month+6.550%, 10/25/2041	1,430	215
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	82	8
FNMA CMO, Ser 2012-133, Cl CS, IO
4.598%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	422	75
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	65	70
FNMA CMO, Ser 2012-35, Cl SC, IO
4.948%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042	124	24
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	359	406
FNMA CMO, Ser 2012-70, Cl YS, IO
5.098%, VAR LIBOR USD 1 Month+6.650%, 02/25/2041	104	13
FNMA CMO, Ser 2012-74, Cl SA, IO
5.098%, VAR LIBOR USD 1 Month+6.650%, 03/25/2042	438	66
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (B)	34	31
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (B)	67	61
FNMA CMO, Ser 2013-124, Cl SB, IO
4.398%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	432	82

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	$251	$230
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,782
FNMA CMO, Ser 2013-54, Cl BS, IO
4.598%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	132	26
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	390	446
FNMA CMO, Ser 2013-9, Cl SA, IO
4.598%, VAR LIBOR USD 1 Month+6.150%, 03/25/2042	539	77
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	2,933	3,223
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	391	403
FNMA CMO, Ser 2015-55, Cl IO, IO
1.574%, 08/25/2055 (A)	958	49
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	1,727	1,785
FNMA CMO, Ser 2016-60, Cl QS, IO
4.548%, VAR LIBOR USD 1 Month+6.100%, 09/25/2046	467	74
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	629	633
FNMA CMO, Ser 2017-76, Cl SB, IO
4.548%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	1,549	284
FNMA CMO, Ser 2017-85, Cl SC
4.648%, VAR LIBOR USD 1 Month+6.200%, 11/25/2047	492	89
FNMA TBA
5.000%, 01/01/2038	1,500	1,612
4.500%, 02/18/2019 to 01/01/2038	23,765	25,264
4.000%, 11/15/2034	14,900	15,582
3.500%, 01/01/2041 to 02/25/2041	40,895	41,966
3.000%, 01/16/2026 to 01/15/2043	21,745	21,981
FNMA, Ser 141, Cl 1
2.966%, 05/01/2027	2,215	2,231
FNMA, Ser 2012-M14, Cl X2, IO
0.486%, 09/25/2022 (A)	17,570	317
FNMA, Ser 2014-M12, Cl FA
1.538%, VAR LIBOR USD 1 Month+0.300%, 10/25/2021	456	455
FNMA, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (A)	1,770	1,853
FNMA, Ser 2014-M4, Cl A2
3.346%, 03/25/2024 (A)	2,795	2,902
FNMA, Ser 2015-M13, Cl A2
2.712%, 06/25/2025 (A)	130	130
FNMA, Ser 2015-M2, Cl A3
3.047%, 12/25/2024 (A)	2,519	2,577

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2015-M3, Cl FA
1.458%, VAR LIBOR USD 1 Month+0.220%, 06/25/2018	$39	$39
FNMA, Ser 2017-M13, Cl A2
2.939%, 09/25/2027 (A)	431	432
FNMA, Ser 2017-M4, Cl A2
2.597%, 12/25/2026 (A)	440	431
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (A)	397	395
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	12,373	87
GNMA
8.000%, 11/15/2029 to 09/15/2030	50	54
7.500%, 03/15/2029	54	63
6.500%, 07/15/2028 to 09/15/2035	1,671	1,884
6.000%, 10/15/2023 to 10/20/2040	3,299	3,716
5.000%, 07/20/2040 to 11/20/2040	676	741
4.500%, 04/20/2041	948	1,005
GNMA CMO, Ser 2007-17, Cl IB, IO
4.749%, VAR LIBOR USD 1 Month+6.250%, 04/20/2037	631	95
GNMA CMO, Ser 2010-31, Cl GS, IO
4.999%, VAR LIBOR USD 1 Month+6.500%, 03/20/2039	62	3
GNMA CMO, Ser 2010-4, Cl NS, IO
4.899%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	4,469	754
GNMA CMO, Ser 2010-85, Cl HS, IO
5.149%, VAR LIBOR USD 1 Month+6.650%, 01/20/2040	76	8
GNMA CMO, Ser 2010-H27, Cl FA
1.623%, VAR ICE LIBOR USD 1 Month+0.380%, 12/20/2060	1,377	1,372
GNMA CMO, Ser 2010-H28, Cl FE
1.643%, VAR ICE LIBOR USD 1 Month+0.400%, 12/20/2060	700	698
GNMA CMO, Ser 2011-H08, Cl FG
1.723%, VAR ICE LIBOR USD 1 Month+0.480%, 03/20/2061	827	827
GNMA CMO, Ser 2011-H09, Cl AF
1.743%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	597	597
GNMA CMO, Ser 2012-34, Cl SA, IO
4.549%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	520	83
GNMA CMO, Ser 2012-43, Cl SN, IO
5.109%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042	41	9
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	609	48

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-98, Cl SA, IO
4.609%, VAR LIBOR USD 1 Month+6.100%, 08/16/2042	$323	$55
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.763%, VAR ICE LIBOR USD 1 Month+0.000%, 10/20/2062	1,126	77
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	356	58
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	144	30
GNMA CMO, Ser 2016-135, Cl SB, IO
4.609%, VAR LIBOR USD 1 Month+6.100%, 10/16/2046	356	86
GNMA CMO, Ser 2017-H15, Cl KI, IO
2.157%, VAR ICE LIBOR USD 12 Month+0.000%, 07/20/2067	910	130
GNMA CMO, Ser 2017-H18, Cl BI, IO
1.630%, VAR ICE LIBOR USD 12 Month+0.000%, 09/20/2067	5,709	587
GNMA CMO, Ser 2017-H20, Cl IB, IO
1.963%, VAR ICE LIBOR USD 12 Month+0.000%, 10/20/2067	400	52
GNMA TBA
4.500%, 01/15/2040	9,840	10,321
3.500%, 01/15/2041	18,585	19,213
GNMA, Ser 2012-152, Cl IO, IO
0.779%, 01/16/2054 (A)	7,926	411

		488,240

Non-Agency Mortgage-Backed Obligations – 8.9%
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
3.018%, 02/25/2035 (A)	1,281	1,246
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
1.692%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	1,932	1,595
Alternative Loan Trust, Ser 2005-36, Cl 3A1
3.428%, 08/25/2035 (A)	1,673	1,408
Alternative Loan Trust, Ser 2006-18CB, Cl A6
22.392%, VAR ICE LIBOR USD 1 Month+28.600%, 07/25/2036	291	445
Alternative Loan Trust, Ser 2006-OA11, Cl A4
1.742%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/2046	425	354
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
1.742%, VAR ICE LIBOR USD 1 Month+0.190%, 12/25/2046	1,475	1,236

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
3.561%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/2045	$2,762	$2,797
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
3.411%, VAR ICE LIBOR USD 6 Month+1.750%, 11/25/2045	1,547	1,222
Avenue of the Americas Trust, Ser 1211, Cl A1A2
3.901%, 08/10/2035 (C)	805	848
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
5.814%, 08/10/2045 (A)(C)	1,812	1,406
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	570	583
BCAP Trust, Ser 2015-RR2, Cl 21A1
1.729%, 03/28/2037 (A)(C)	1,113	1,047
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.361%, 05/25/2034 (A)	80	74
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (A)	1,279	1,281
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
6.098%, VAR ICE LIBOR USD 1 Month+7.650%, 11/25/2035	4,169	1,211
BX Trust, Ser 2017-APPL, Cl A
2.357%, VAR LIBOR USD 1 Month+0.880%, 07/15/2034 (C)	590	591
CD Commercial Mortgage Trust, Ser 2006-CD3, Cl AJ
5.688%, 10/15/2048	170	74
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl AJ
5.398%, 12/11/2049 (A)	39	23
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2049	155	153
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	517	511
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	221	225
CD Commercial Mortgage Trust, Ser 2017-CD5, Cl A4
3.431%, 08/15/2050	570	585
CD Commercial Mortgage Trust, Ser 2017-CD5, Cl XA, IO
0.919%, 08/15/2050 (A)	8,734	556

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2017-CD6, Cl ASB
3.332%, 11/13/2050	$539	$551
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A)(C)	434	456
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	253	251
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl ASB
3.091%, 05/10/2058	287	290
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	294	295
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/2054	226	236
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A2
3.585%, 12/10/2054	290	297
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	230	235
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	168	167
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	172	176
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (C)	660	674
CHT Mortgage Trust, Ser 2017-CSMO, Cl A
2.310%, VAR LIBOR USD 1 Month+0.930%, 11/15/2036 (C)	610	610
Citigroup Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.482%, 10/15/2049	142	132
Citigroup Commercial Mortgage Trust, Ser 20098-C7, Cl AJA
6.191%, 12/10/2049 (A)	140	87
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	1,205	1,227
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl AAB
2.690%, 04/10/2046	198	199
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	348	348

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl E
4.401%, 03/10/2047 (A)(C)	$780	$589
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl A4
3.635%, 10/10/2047	514	535
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A4
3.192%, 04/10/2048	262	265
Citigroup Commercial Mortgage Trust, Ser 2017-C4, Cl A4
3.471%, 10/12/2050	1,430	1,465
Cold Storage Trust, Ser 2017-ICE3, Cl B
2.727%, VAR LIBOR USD 1 Month+1.250%, 04/15/2036 (C)	1,740	1,743
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.784%, 07/10/2046 (A)(C)	13,060	243
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	77	77
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	620	664
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	211	212
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 08/10/2050	59	59
COMM Mortgage Trust, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	9	9
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	90	95
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.079%, 10/10/2046 (A)	40	41
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	233	247
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	100	106
COMM Mortgage Trust, Ser 2013-CR12, Cl A3
3.765%, 10/10/2046	140	147
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	112	112
COMM Mortgage Trust, Ser 2013-CR9, Cl E
4.254%, 07/10/2045 (A)(C)	780	612
COMM Mortgage Trust, Ser 2014-CR19, Cl C
4.716%, 08/10/2047 (A)	550	558
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	170	177
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	191	197
COMM Mortgage Trust, Ser 2014-UBS6, Cl A5
3.644%, 12/10/2047	421	437

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)		$650	$664
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049		226	227
COMM Mortgage Trust, Ser 2017-COR2, Cl A3
3.510%, 09/10/2050		141	145
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045		233	233
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (C)		100	104
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047		78	82
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047		488	509
Core Industrial Trust, Ser 2015-TEXW, Cl E
3.849%, 02/10/2034 (A)(C)		630	634
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
6.278%, 06/15/2038 (A)		123	63
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.373%, 12/15/2039		380	318
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl AM
5.869%, 09/15/2040 (A)		130	126
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.541%, 10/25/2033 (A)		863	860
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A1
3.216%, 03/12/2020	GBP	1,083	1,436
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A2
3.216%, 03/12/2020		381	505
CSAIL Commercial Mortgage Trust, Ser 2014- C3, Cl A4
3.718%, 08/15/2048		$302	314
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl C
4.210%, 06/15/2057 (A)		635	584
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048		762	797
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048		112	116

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC OA, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (C)	$590	$526
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	250	258
CSMC Trust, Ser 2015-TWNI, Cl F
5.977%, VAR LIBOR USD 1 Month+4.500%, 03/15/2028 (C)	650	651
CSMC Trust, Ser 2017-CHOP, Cl G
7.097%, VAR LIBOR USD 1 Month+5.620%, 07/15/2032 (C)	1,000	1,018
CSMC Trust, Ser 2017-PFHP, Cl A
2.245%, VAR LIBOR USD 1 Month+0.950%, 12/15/2020 (C)	1,190	1,190
CSMC Trust, Ser 2017-RPL3, Cl A1
4.000%, 08/01/2057 (A)(C)	1,379	1,424
CSMC, Ser 2014-11R, Cl 9A2
1.378%, VAR ICE LIBOR USD 1 Month+0.140%, 10/27/2036 (C)	2,620	1,687
CSMC, Ser 2015-4R, Cl 3A1
1.639%, VAR ICE LIBOR USD 1 Month+0.310%, 10/27/2036 (C)	491	438
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	131	132
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
2.295%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	827	767
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
6.202%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	360	413
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M1
2.752%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2029	1,350	1,371
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
4.552%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	4,771	5,099
GNMA
5.000%, 12/20/2039 to 09/20/2047	3,799	4,063
4.500%, 05/20/2045 to 01/01/2048	11,953	12,687
4.000%, 07/15/2045 to 12/20/2047	11,410	11,982
3.500%, 03/20/2046 to 11/20/2047	13,260	13,723
3.000%, 12/20/2046 to 11/20/2047	8,571	8,658
GNMA TBA
5.000%, 01/01/2040	795	847
4.000%, 01/01/2040	5,350	5,577
3.000%, 01/15/2043	19,645	19,823
GS Mortgage Securities II, Ser GC30, Cl B
4.013%, 05/10/2050 (A)	480	484

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	$269	$253
GS Mortgage Securities Trust, Ser 2007- GG10, Cl AM
5.814%, 08/10/2045 (A)	437	445
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	72	73
GS Mortgage Securities Trust, Ser 2012- SHOP, Cl A
2.933%, 06/05/2031 (C)	335	338
GS Mortgage Securities Trust, Ser 2013- GC16, Cl A2
3.033%, 11/10/2046	183	184
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (A)	180	193
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	197	206
GS Mortgage Securities Trust, Ser 2014- GC26, Cl B
4.215%, 11/10/2047 (A)	680	696
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	228	224
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	342	340
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A)(C)	20	20
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
3.407%, 10/25/2033 (A)	269	277
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
3.430%, 07/25/2035 (A)	2,870	2,769
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
3.577%, 05/19/2034 (A)	1,389	1,417
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	1,443	1,572
IndyMac IMSC Mortgage Loan Trust, Ser 2007-HOA1, Cl A22
1.732%, VAR ICE LIBOR USD 1 Month+0.180%, 07/25/2047	1,466	1,103
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl AJ
5.502%, 06/12/2047 (A)	1,495	1,230

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
5.797%, 02/12/2049 (A)	$250	$186
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
5.932%, 02/15/2051 (A)	13	12
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2012-HSBC, Cl A
3.093%, 07/05/2032 (C)	163	166
JP Morgan Mortgage Trust, Ser 2016-5, Cl A1
2.605%, 12/25/2046 (A)(C)	940	936
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	296	297
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	190	199
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.881%, 01/15/2047 (A)	100	106
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	499	523
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	252	262
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl AS
3.914%, 11/15/2047 (A)	610	632
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A4
3.227%, 10/15/2048	336	340
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	211	212
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,147	1,140
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (A)	303	319
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	387	407
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl ASB
3.559%, 07/15/2048	301	312
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	535	547

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	$87	$90
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A2
3.616%, 11/15/2043 (C)	23	23
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	584	598
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (C)	1,177	1,183
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (C)	1,182	1,186
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/2045	366	377
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A5
2.840%, 12/15/2047	555	558
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	680	682
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.572%, 07/15/2047 (A)	610	613
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	202	203
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	500	524
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	267	279
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 08/15/2049	308	305
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	319	314
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2049	980	963
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	640	662
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	247	252

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (C)	$650	$670
LSTAR Commercial Mortgage Trust, Ser 2015- 3, Cl A2
2.729%, 04/20/2048 (A)(C)	1,347	1,344
MASTR Adjustable Rate Mortgages Trust, Ser 2004-14
2.329%, 01/25/2035	1,517	1,499
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,557	1,465
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.625%, 02/25/2034 (A)	34	34
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (A)	314	240
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048 (A)(C)	41	31
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.079%, 09/12/2049 (A)	680	557
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A2
2.964%, 07/15/2046	79	79
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	33	33
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl E
3.012%, 03/15/2048 (C)	1,000	644
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C22, Cl C
4.241%, 04/15/2048 (A)	630	619
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	389	408
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl A4
3.544%, 01/15/2049	147	152
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AJ
5.399%, 12/15/2043	566	441
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.169%, 12/12/2049 (A)	979	881
Morgan Stanley Capital I Trust, Ser 2015-UBS8, Cl A3
3.540%, 12/15/2048	211	218

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl ASB
2.606%, 08/15/2049		$258	$253
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl A1
1.445%, 08/15/2049		437	430
Morgan Stanley Capital I Trust, Ser 2016- UBS9, Cl A1
1.711%, 03/15/2049		251	249
Morgan Stanley Capital I Trust, Ser 2017- HR2, Cl A4
3.587%, 12/15/2050		249	257
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(C)		1,202	1,246
OBP Depositor Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (C)		560	586
One Market Plaza Trust, Ser 2017-1MKT, Cl A
3.614%, 02/10/2032 (C)		1,360	1,400
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)		1,290	943
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/13/2032 (A)(C)		640	662
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.537%, 12/25/2034 (A)		253	254
STRU TCW, Ser 1091, Cl COLL
3.490%, 02/25/2033		1,315	1,371
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035		666	536
Towd Point Mortgage Funding, Ser 2016- V1A, Cl A1
1.726%, VAR ICE LIBOR GDP 3 Month+1.200%, 02/20/2054 (C)	GBP	699	940
UBS Commercial Mortgage Trust, Ser 2017- C7, Cl A4
3.679%, 12/15/2050		$395	410
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063		350	361
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.479%, 12/10/2045 (A)(C)		670	571
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)		225	227
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)		630	649
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA1, Cl A1A
1.763%, VAR 12 Month Treas Avg+0.700%, 02/25/2047		2,400	2,122

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
1.763%, VAR 12 Month Treas Avg+0.700%, 01/25/2047	$1,470	$1,179
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022 (A)(C)	738	730
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.291%, 07/15/2046 (A)	20	20
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	584
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A5
3.794%, 12/15/2049	550	579
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
3.352%, 06/25/2034 (A)	506	514
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl XA, IO
1.360%, 03/15/2044 (A)(C)	7,317	226
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3
4.394%, 06/15/2044 (C)	1,435	1,457
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.441%, 06/15/2045 (A)(C)	319	16
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (A)	110	116

		189,778

Total Mortgage-Backed Securities (Cost $696,058) ($ Thousands)		678,018

U.S. TREASURY OBLIGATIONS – 29.6%
U.S. Treasury Bills
1.325%, 04/19/2018 (B)	15,553	15,489
1.209%, 02/08/2018 (B)	6,950	6,941
1.149%, 03/01/2018 (B)	428	427
U.S. Treasury Bonds
3.816%, 02/15/2045 (B)	4,000	1,880
3.750%, 11/15/2043	13,420	15,990
3.000%, 05/15/2045	14,155	14,865
3.000%, 11/15/2045	1,726	1,813
3.000%, 02/15/2047	4,239	4,458
3.000%, 05/15/2047	8,071	8,486
2.903%, 08/15/2045 (B)	2,120	983
2.875%, 05/15/2043	765	787
2.875%, 08/15/2045	49,895	51,170

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.875%, 11/15/2046	$1,754	$1,799
2.750%, 08/15/2047	14,040	14,057
2.750%, 11/15/2047	45,203	45,277
2.500%, 02/15/2045	25,565	24,372
2.500%, 02/15/2046	17,041	16,216
2.500%, 05/15/2046	11,815	11,239
2.250%, 08/15/2046	4,855	4,380
2.000%, 02/15/2025	12,575	12,293
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	804	929
0.875%, 02/15/2047	6,758	7,023
0.750%, 02/15/2042	2,129	2,149
0.625%, 01/15/2024	3,023	3,076
0.375%, 07/15/2023	1,410	1,420
0.375%, 07/15/2027	9,579	9,528
0.125%, 04/15/2018	3,970	3,965
0.125%, 04/15/2022	12,927	12,836
0.125%, 07/15/2026	4,842	4,731
U.S. Treasury Notes
2.375%, 05/15/2027	2,964	2,956
2.250%, 10/31/2024	651	648
2.250%, 12/31/2024	1,100	1,094
2.250%, 02/15/2027	8,767	8,652
2.250%, 08/15/2027	8,634	8,513
2.250%, 11/15/2027	18,339	18,080
2.125%, 12/31/2022	43,523	43,343
2.125%, 11/30/2024	818	807
2.000%, 08/31/2021	1,915	1,909
2.000%, 10/31/2021	5,924	5,899
2.000%, 12/31/2021	7,821	7,781
2.000%, 10/31/2022	17,185	17,035
2.000%, 11/30/2022	35,168	34,848
2.000%, 11/15/2026	5,369	5,196
1.875%, 12/31/2019	7,886	7,884
1.875%, 12/15/2020	17,365	17,315
1.875%, 03/31/2022	12,152	12,015
1.875%, 07/31/2022	8,190	8,079
1.750%, 11/30/2019	7,424	7,406
1.750%, 11/15/2020	638	634
1.750%, 12/31/2020	1,031	1,024
1.750%, 01/31/2023	3,225	3,152
1.625%, 03/31/2019	5,830	5,813
1.625%, 07/31/2020	7,126	7,071
1.625%, 10/15/2020	1,892	1,875
1.625%, 08/31/2022	4,847	4,727
1.500%, 12/31/2018	2,085	2,078
1.500%, 01/31/2019	3,390	3,378
1.500%, 10/31/2019	10,580	10,507
1.500%, 05/31/2020	10,157	10,057
1.500%, 07/15/2020	1,558	1,541
1.500%, 08/15/2020	4,741	4,689
1.500%, 08/15/2026	5,453	5,073

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.375%, 02/28/2019	$4,210	$4,187
1.375%, 07/31/2019	13,809	13,705
1.375%, 08/31/2020	1,239	1,221
1.375%, 09/30/2020	2,220	2,186
1.375%, 05/31/2021	90	88
1.250%, 01/31/2019	1,875	1,863
1.250%, 08/31/2019	630	624
1.125%, 01/15/2019	6,550	6,502
1.125%, 01/31/2019	13,990	13,883
1.125%, 02/28/2019	1,350	1,339
1.125%, 02/28/2021	9,372	9,114
1.125%, 07/31/2021	347	336
1.000%, 03/15/2019	6,265	6,202

Total U.S. Treasury Obligations (Cost $626,395) ($ Thousands)		630,908

CORPORATE OBLIGATIONS – 28.6%

Consumer Discretionary – 2.0%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (C)	180	181
21st Century Fox America
7.250%, 05/18/2018	1,500	1,530
6.650%, 11/15/2037	180	248
6.200%, 12/15/2034	65	84
4.950%, 10/15/2045	115	135
4.750%, 11/15/2046	160	185
Altice Financing
6.625%, 02/15/2023 (C)(D)	400	419
Amazon.com
4.950%, 12/05/2044	360	438
4.250%, 08/22/2057 (C)(D)	118	129
4.050%, 08/22/2047 (C)	535	577
3.875%, 08/22/2037 (C)	400	424
3.150%, 08/22/2027 (C)	1,775	1,778
2.800%, 08/22/2024 (C)(D)	538	536
2.400%, 02/22/2023 (C)	758	750
American Axle & Manufacturing
6.625%, 10/15/2022 (D)	380	394
American Honda Finance MTN
3.875%, 09/21/2020 (C)	1,065	1,105
AutoZone
3.750%, 06/01/2027	440	447
BMW US Capital
2.150%, 04/06/2020 (C)	555	553
CBS
3.700%, 06/01/2028 (C)	700	690
3.375%, 02/15/2028	340	328
2.500%, 02/15/2023 (D)	675	658
CCO Holdings
5.125%, 05/01/2027 (C)(D)	160	158

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Charter Communications Operating
6.484%, 10/23/2045	$410	$478
6.384%, 10/23/2035	10	12
5.375%, 05/01/2047 (C)	203	208
4.908%, 07/23/2025 (D)	580	617
4.464%, 07/23/2022 (D)	1,900	1,982
4.200%, 03/15/2028 (C)	320	318
Comcast
4.400%, 08/15/2035	315	344
4.200%, 08/15/2034	200	214
4.000%, 08/15/2047 (D)	120	125
3.999%, 11/01/2049	199	204
3.969%, 11/01/2047 (D)	78	80
3.150%, 02/15/2028	810	813
2.350%, 01/15/2027	290	274
Daimler Finance North America
2.375%, 08/01/2018 (C)	735	737
2.300%, 01/06/2020 (C)	830	828
Discovery Communications
5.200%, 09/20/2047	136	142
4.950%, 05/15/2042	120	119
4.875%, 04/01/2043	235	233
3.950%, 03/20/2028	222	221
DISH DBS
6.750%, 06/01/2021	80	84
5.875%, 07/15/2022 (D)	180	181
5.875%, 11/15/2024 (D)	570	555
Dollar Tree
5.750%, 03/01/2023	240	251
ERAC USA Finance
4.500%, 02/15/2045 (C)	100	103
3.300%, 12/01/2026 (C)(D)	499	495
2.700%, 11/01/2023 (C)	135	131
Fiat Chrysler Automobiles
4.500%, 04/15/2020 (D)	200	205
Ford Motor (D)
5.291%, 12/08/2046	470	511
4.750%, 01/15/2043	210	213
Ford Motor Credit
5.875%, 08/02/2021	230	253
3.815%, 11/02/2027	408	408
3.810%, 01/09/2024	360	367
3.339%, 03/28/2022	530	536
2.979%, 08/03/2022	341	340
2.597%, 11/04/2019	775	775
2.343%, 11/02/2020	675	669
General Motors
6.600%, 04/01/2036	670	816
6.250%, 10/02/2043	100	118
5.400%, 04/01/2048 (D)	117	128
5.200%, 04/01/2045	100	106
5.150%, 04/01/2038	415	443

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 10/02/2018	$1,000	$1,010
General Motors Financial
4.375%, 09/25/2021	180	189
4.350%, 01/17/2027	794	826
4.250%, 05/15/2023	110	115
3.500%, 11/07/2024	558	557
3.450%, 04/10/2022	90	91
3.250%, 05/15/2018	60	60
Goodyear Tire & Rubber
5.125%, 11/15/2023	180	188
5.000%, 05/31/2026	80	82
Hilton Worldwide Finance
4.875%, 04/01/2027	290	303
Lennar
4.750%, 11/29/2027 (C)	535	551
4.500%, 04/30/2024 (D)	170	174
McDonald’s MTN
3.500%, 03/01/2027	450	463
Myriad International Holdings BV
4.850%, 07/06/2027 (C)(D)	550	570
NBCUniversal Media
4.450%, 01/15/2043	75	82
4.375%, 04/01/2021	270	286
NCL
4.750%, 12/15/2021 (C)	40	41
Netflix
5.875%, 02/15/2025	110	117
5.500%, 02/15/2022	50	52
Newell Brands
4.200%, 04/01/2026 (D)	260	272
3.850%, 04/01/2023	290	300
3.150%, 04/01/2021 (D)	170	172
QVC
5.950%, 03/15/2043	20	20
SFR Group
7.375%, 05/01/2026 (C)	400	411
Taylor Morrison Communities
5.250%, 04/15/2021 (C)	460	469
Time Warner
4.850%, 07/15/2045	285	299
4.750%, 03/29/2021	730	777
3.800%, 02/15/2027	295	295
3.550%, 06/01/2024	1,365	1,380
Time Warner Cable
8.250%, 04/01/2019	2,265	2,421
7.300%, 07/01/2038	420	526
6.550%, 05/01/2037	145	171
Time Warner Entertainment
8.375%, 07/15/2033 (D)	270	372
Toyota Motor Credit MTN
2.600%, 01/11/2022	685	689

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Viacom
4.250%, 09/01/2023	$100	$102
3.875%, 04/01/2024	100	100

		41,917

Consumer Staples – 2.3%
Alimentation Couche-Tard
3.550%, 07/26/2027 (C)	415	415
2.700%, 07/26/2022 (C)	695	688
2.350%, 12/13/2019	1,600	1,600
Altria Group
9.250%, 08/06/2019	1,250	1,386
4.750%, 05/05/2021	20	21
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	2,510	2,909
3.650%, 02/01/2026	490	506
3.300%, 02/01/2023 (D)	1,894	1,938
2.650%, 02/01/2021	1,520	1,527
Anheuser-Busch InBev Worldwide
5.375%, 01/15/2020	1,140	1,209
5.000%, 04/15/2020	430	456
2.500%, 07/15/2022	330	328
BAT Capital
4.540%, 08/15/2047 (C)	816	859
3.557%, 08/15/2027 (C)	1,751	1,753
3.222%, 08/15/2024 (C)	417	417
2.764%, 08/15/2022 (C)	1,827	1,817
2.297%, 08/14/2020 (C)	313	312
Church & Dwight
3.950%, 08/01/2047	160	161
3.150%, 08/01/2027	257	253
2.450%, 08/01/2022	160	158
Coca-Cola Femsa
2.375%, 11/26/2018	302	303
Constellation Brands
4.250%, 05/01/2023	650	688
Costco Wholesale
3.000%, 05/18/2027	760	761
2.750%, 05/18/2024	454	453
2.300%, 05/18/2022	656	651
Cott Holdings
5.500%, 04/01/2025 (C)	220	226
CVS Health
5.125%, 07/20/2045	1,081	1,239
3.875%, 07/20/2025	266	274
3.500%, 07/20/2022	100	102
Danone
2.947%, 11/02/2026 (C)	250	244
2.589%, 11/02/2023 (C)	1,040	1,014
Diageo Capital PLC
4.828%, 07/15/2020	1,450	1,541

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
6.500%, 02/09/2040	$225	$285
5.375%, 02/10/2020	315	334
5.200%, 07/15/2045	60	66
5.000%, 07/15/2035 (D)	180	196
5.000%, 06/04/2042	50	54
4.375%, 06/01/2046	1,866	1,848
3.950%, 07/15/2025	700	723
3.500%, 06/06/2022	840	859
3.500%, 07/15/2022 (D)	640	655
3.000%, 06/01/2026 (D)	725	698
2.800%, 07/02/2020	820	825
Kroger
2.950%, 11/01/2021	375	379
Lamb Weston Holdings
4.625%, 11/01/2024 (C)(D)	210	216
Molson Coors Brewing
3.500%, 05/01/2022	100	103
Mondelez International Holdings Netherlands BV
2.000%, 10/28/2021 (C)	2,030	1,975
1.625%, 10/28/2019 (C)	2,055	2,025
PepsiCo
4.000%, 03/05/2042	110	116
3.000%, 10/15/2027	295	294
Pernod Ricard
4.450%, 01/15/2022 (C)	180	191
Philip Morris International
4.500%, 03/20/2042	60	65
2.900%, 11/15/2021	370	374
2.500%, 08/22/2022	340	337
2.500%, 11/02/2022	390	387
2.000%, 02/21/2020	1,130	1,123
1.875%, 11/01/2019	1,195	1,188
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	1,250	1,223
Reynolds American
8.125%, 06/23/2019	620	671
5.850%, 08/15/2045	796	994
3.250%, 06/12/2020	162	164
Spectrum Brands
5.750%, 07/15/2025 (D)	130	137
Walgreens Boots Alliance
4.800%, 11/18/2044	470	506
3.450%, 06/01/2026	1,625	1,607
3.300%, 11/18/2021	590	600
Wm Wrigley Jr
2.900%, 10/21/2019 (C)	480	485
2.400%, 10/21/2018 (C)	130	130

		48,042

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Energy – 3.1%
Anadarko Finance, Ser B
7.500%, 05/01/2031	$810	$1,040
Anadarko Petroleum
6.600%, 03/15/2046	50	64
6.450%, 09/15/2036	30	37
5.550%, 03/15/2026 (D)	567	636
4.850%, 03/15/2021	423	447
4.500%, 07/15/2044	831	828
Andeavor Logistics
5.200%, 12/01/2047	215	224
4.250%, 12/01/2027	93	94
3.500%, 12/01/2022	238	237
Apache
5.100%, 09/01/2040	130	139
4.250%, 01/15/2044	850	823
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	910	954
BP Capital Markets PLC
3.561%, 11/01/2021 (D)	50	52
3.506%, 03/17/2025 (D)	530	548
3.245%, 05/06/2022 (D)	160	164
3.216%, 11/28/2023	1,600	1,635
3.119%, 05/04/2026 (D)	100	101
Buckeye Partners
4.125%, 12/01/2027	392	388
Canadian Natural Resources
3.850%, 06/01/2027 (D)	267	272
Cenovus Energy
5.400%, 06/15/2047	312	328
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027 (C)	200	207
Chesapeake Energy (D)
8.000%, 12/15/2022 (C)	16	17
5.750%, 03/15/2023	50	46
Chevron
2.954%, 05/16/2026 (D)	926	926
2.895%, 03/03/2024	1,130	1,140
Cimarex Energy
4.375%, 06/01/2024	651	691
CNOOC Nexen Finance
3.500%, 05/05/2025	1,370	1,381
Concho Resources
4.875%, 10/01/2047	165	179
3.750%, 10/01/2027	360	365
Conoco Funding
7.250%, 10/15/2031	50	69
ConocoPhillips
5.900%, 10/15/2032	10	12
5.900%, 05/15/2038	420	552
4.150%, 11/15/2034	630	670

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Resources
4.375%, 01/15/2028 (C)	$140	$138
Devon Energy
5.850%, 12/15/2025	450	525
5.600%, 07/15/2041	380	448
5.000%, 06/15/2045 (D)	580	647
3.250%, 05/15/2022 (D)	270	275
Devon Financing LLC
7.875%, 09/30/2031	260	357
Ecopetrol
5.875%, 05/28/2045 (D)	1,290	1,317
Enbridge
3.700%, 07/15/2027 (D)	146	147
2.900%, 07/15/2022	496	493
Enbridge Energy Partners
7.375%, 10/15/2045	140	186
5.500%, 09/15/2040	144	158
Encana
6.500%, 02/01/2038	320	404
Energy Transfer
8.250%, 11/15/2029	1,315	1,713
6.125%, 12/15/2045 (D)	357	388
4.500%, 11/01/2023	690	713
2.500%, 06/15/2018	410	411
Ensco
8.000%, 01/31/2024 (D)	218	218
4.700%, 03/15/2021	2	2
Enterprise Products Operating
4.850%, 03/15/2044 (D)	103	112
3.700%, 02/15/2026	196	201
3.350%, 03/15/2023	195	199
EOG Resources
4.150%, 01/15/2026	230	245
Exxon Mobil
4.114%, 03/01/2046	150	168
3.043%, 03/01/2026	460	467
Florida Gas Transmission
7.900%, 05/15/2019 (C)	1,000	1,071
Halliburton
5.000%, 11/15/2045 (D)	80	92
4.850%, 11/15/2035	60	67
3.800%, 11/15/2025 (D)	540	561
Hess
5.600%, 02/15/2041	126	136
Kerr-McGee
7.875%, 09/15/2031	510	678
Kinder Morgan
5.550%, 06/01/2045	275	301
5.000%, 02/15/2021 (C)	840	891
4.300%, 06/01/2025	1,295	1,349
3.150%, 01/15/2023	787	782

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kinder Morgan Energy Partners
5.400%, 09/01/2044	$220	$232
Marathon Petroleum
5.000%, 09/15/2054	240	243
4.750%, 09/15/2044	105	110
MPLX
4.875%, 12/01/2024	320	345
4.875%, 06/01/2025	110	118
Noble Energy
5.250%, 11/15/2043 (D)	180	199
4.950%, 08/15/2047	150	161
4.150%, 12/15/2021	690	719
3.900%, 11/15/2024 (D)	500	514
3.850%, 01/15/2028 (D)	280	281
Occidental Petroleum
4.625%, 06/15/2045	150	170
4.400%, 04/15/2046	90	100
4.100%, 02/15/2047 (D)	320	340
3.400%, 04/15/2026 (D)	270	276
3.125%, 02/15/2022	330	338
3.000%, 02/15/2027 (D)	230	229
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,000	2,154
Petrobras Global Finance BV
7.375%, 01/17/2027	310	341
6.850%, 06/05/2115	620	597
6.250%, 03/17/2024	1,084	1,150
6.125%, 01/17/2022	130	138
5.299%, 01/27/2025 (C)	1,278	1,282
Petro-Canada
6.800%, 05/15/2038	825	1,137
Petroleos Mexicanos
6.625%, 06/15/2035	727	777
6.375%, 01/23/2045	490	493
5.625%, 01/23/2046	385	356
5.500%, 06/27/2044 (D)	90	83
2.460%, 12/15/2025	1,003	1,000
2.378%, 04/15/2025	495	492
Petroleos Mexicanos MTN
6.750%, 09/21/2047	400	418
6.500%, 03/13/2027 (C)	335	366
Plains All American Pipeline
4.650%, 10/15/2025 (D)	500	515
4.500%, 12/15/2026	100	102
2.850%, 01/31/2023 (D)	250	239
QEP Resources
6.875%, 03/01/2021 (D)	340	367
Range Resources (D)
5.875%, 07/01/2022	10	10
5.000%, 03/15/2023	340	338
4.875%, 05/15/2025	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sabine Pass Liquefaction
5.875%, 06/30/2026	$215	$242
5.750%, 05/15/2024	220	245
5.625%, 03/01/2025	700	772
5.000%, 03/15/2027	472	506
Schlumberger Finance Canada
2.200%, 11/20/2020 (C)	516	513
Schlumberger Holdings
4.000%, 12/21/2025 (C)	1,145	1,203
3.000%, 12/21/2020 (C)	1,690	1,712
Shelf Drilling Holdings
9.500%, 11/02/2020 (C)	36	37
Shell International Finance
4.550%, 08/12/2043 (D)	200	227
4.375%, 03/25/2020	690	721
4.375%, 05/11/2045	280	315
4.125%, 05/11/2035	920	1,004
4.000%, 05/10/2046 (D)	507	540
2.875%, 05/10/2026 (D)	700	700
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)	860	912
Southern Natural Gas LLC
8.000%, 03/01/2032	170	230
Spectra Energy Partners
3.500%, 03/15/2025	415	417
Statoil
3.700%, 03/01/2024	355	373
TC PipeLines
3.900%, 05/25/2027	320	321
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	1,638	2,134
Texas Eastern Transmission
2.800%, 10/15/2022 (C)	750	745
Total Capital International
2.875%, 02/17/2022	850	862
TransCanada Pipelines
4.625%, 03/01/2034	815	910
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	590	754
Williams
7.875%, 09/01/2021	475	549
7.750%, 06/15/2031 (D)	461	568
Williams Partners
4.875%, 03/15/2024	100	105
3.900%, 01/15/2025 (D)	750	764
3.750%, 06/15/2027	455	456
WPX Energy
8.250%, 08/01/2023	50	57
6.000%, 01/15/2022	10	10

		66,780

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Financials – 9.9%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	$360	$382
Ally Financial
7.500%, 09/15/2020	526	583
American Express
7.000%, 03/19/2018	800	809
2.500%, 08/01/2022	830	820
American Express Credit MTN
2.250%, 08/15/2019	1,025	1,027
2.200%, 03/03/2020 (D)	1,500	1,496
American International Group
6.250%, 05/01/2036	335	432
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2087	1,220	1,330
4.800%, 07/10/2045	87	97
4.375%, 01/15/2055	155	158
3.900%, 04/01/2026	560	581
Banco Santander
4.250%, 04/11/2027	285	296
3.800%, 02/23/2028	200	200
3.500%, 04/11/2022	370	377
3.125%, 02/23/2023	400	398
Bank of America
6.875%, 11/15/2018	1,250	1,302
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 09/29/2049	510	564
6.100%, VAR ICE LIBOR USD 3 Month+3.898%, 12/29/2049	210	230
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028 (C)	3,291	3,292
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023 (C)	4,810	4,822
Bank of America MTN
6.875%, 04/25/2018	675	685
5.650%, 05/01/2018	1,000	1,012
5.000%, 01/21/2044 (D)	770	930
4.450%, 03/03/2026	417	445
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	449	487
4.200%, 08/26/2024 (D)	830	874
4.000%, 04/01/2024 (D)	2,456	2,596
4.000%, 01/22/2025	810	843
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028 (D)	2,020	2,053
3.500%, 04/19/2026 (D)	60	61
3.300%, 01/11/2023 (D)	160	164
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	930	928
2.625%, 04/19/2021	2,365	2,377
2.600%, 01/15/2019	172	173
2.503%, 10/21/2022 (D)	1,055	1,044

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	$1,025	$1,023
Bank of New York Mellon
3.400%, 05/15/2024	770	799
Bank of New York Mellon MTN
3.250%, 05/16/2027	654	661
2.661%, VAR ICE LIBOR USD 3 Month+0.634%, 05/16/2023	685	684
2.200%, 03/04/2019	630	632
Bear Stearns
4.650%, 07/02/2018	995	1,008
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,000	1,127
BNP Paribas
4.625%, 03/13/2027 (C)	200	213
Boeing Capital
4.700%, 10/27/2019	490	512
BPCE
5.150%, 07/21/2024 (C)	210	228
Brighthouse Financial
4.700%, 06/22/2047 (C)	205	209
3.700%, 06/22/2027 (C)	560	551
Capital One Financial
4.200%, 10/29/2025	141	145
3.300%, 10/30/2024	390	388
2.400%, 10/30/2020	390	388
Capital One NA
2.650%, 08/08/2022	887	878
Chubb INA Holdings
4.350%, 11/03/2045	320	361
3.350%, 05/03/2026	170	174
2.300%, 11/03/2020	160	160
Citibank NA
2.100%, 06/12/2020	1,885	1,873
Citigroup
8.125%, 07/15/2039	69	110
6.675%, 09/13/2043	70	97
6.625%, 06/15/2032	100	127
6.300%, VAR ICE LIBOR USD 3 Month+3.423%, 12/29/2049	520	557
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	1,250	1,331
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049	360	383
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/31/2049	140	149
5.500%, 09/13/2025	750	845
5.350%, VAR ICE LIBOR USD 3 Month+3.466%, 05/29/2049	390	399
5.300%, 05/06/2044	178	210
4.750%, 05/18/2046	70	77
4.650%, 07/30/2045 (D)	567	645

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 09/29/2027	$1,585	$1,678
4.400%, 06/10/2025	810	855
4.300%, 11/20/2026	180	188
4.125%, 07/25/2028 (D)	527	543
4.050%, 07/30/2022 (D)	70	73
3.700%, 01/12/2026	905	932
3.500%, 05/15/2023	500	509
3.400%, 05/01/2026	605	609
3.200%, 10/21/2026	180	179
2.700%, 10/27/2022	1,189	1,176
2.500%, 09/26/2018	4,100	4,112
2.050%, 12/07/2018	3,000	2,997
1.750%, 05/01/2018	1,835	1,834
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	10	11
3.900%, 07/12/2047 (C)	510	521
Compass Bank
3.875%, 04/10/2025	430	431
Cooperatieve Rabobank UA
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (C)	920	1,028
5.250%, 08/04/2045	310	373
4.625%, 12/01/2023	1,100	1,179
4.375%, 08/04/2025	650	686
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (C)	1,090	1,188
Credit Suisse Group
2.997%, VAR ICE LIBOR USD 3 Month+1.200%, 12/14/2023 (C)	845	835
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045 (D)	890	1,024
4.550%, 04/17/2026	580	621
3.800%, 09/15/2022	290	299
3.800%, 06/09/2023	285	294
Discover Bank
2.600%, 11/13/2018	995	998
DNB Bank
2.125%, 10/02/2020 (C)	1,040	1,030
Farmers Exchange Capital
7.050%, 07/15/2028 (C)	1,000	1,259
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	1,650	1,890
Ford Motor Credit
8.125%, 01/15/2020	660	731
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%, 06/01/2043	10	9
Goldman Sachs Group
6.750%, 10/01/2037 (D)	772	1,033
6.250%, 02/01/2041	750	1,011

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.150%, 04/01/2018	$2,780	$2,809
5.950%, 01/18/2018	260	260
5.750%, 01/24/2022	110	122
5.250%, 07/27/2021	340	369
5.150%, 05/22/2045 (D)	600	696
4.750%, 10/21/2045 (D)	390	447
4.250%, 10/21/2025	520	543
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	197	203
3.750%, 02/25/2026	435	446
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028 (D)	1,380	1,400
3.500%, 11/16/2026	516	519
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	1,495	1,489
2.750%, 09/15/2020	490	492
2.375%, 01/22/2018	2,370	2,371
Goldman Sachs Group MTN
7.500%, 02/15/2019	3,930	4,153
6.000%, 06/15/2020	170	184
5.375%, 03/15/2020	2,860	3,033
4.000%, 03/03/2024 (D)	490	514
3.850%, 07/08/2024 (D)	830	861
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	750	732
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (C)	1,000	980
HBOS PLC MTN
6.750%, 05/21/2018 (C)	2,100	2,136
HSBC Bank PLC
4.750%, 01/19/2021 (C)	1,760	1,871
HSBC Holdings
4.375%, 11/23/2026	666	695
4.300%, 03/08/2026	370	393
4.250%, 03/14/2024	510	533
4.250%, 08/18/2025	750	778
4.000%, 03/30/2022	330	345
3.400%, 03/08/2021	1,020	1,042
3.033%, VAR ICE LIBOR USD 3 Month+0.923%, 11/22/2023 (D)	515	516
2.650%, 01/05/2022	1,250	1,242
ILFC E-Capital Trust II
4.620%, 12/21/2065 (A)(C)	400	386
ING Bank
5.800%, 09/25/2023 (C)	920	1,032
ING Groep
3.950%, 03/29/2027	205	214
3.150%, 03/29/2022	270	273
International Lease Finance
7.125%, 09/01/2018 (C)	2,080	2,146
Intesa Sanpaolo
3.875%, 07/14/2027 (C)	865	865

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.125%, 07/14/2022 (C)	$1,090	$1,082
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	1,610	1,648
John Deere Capital
1.700%, 01/15/2020	160	158
JPMorgan Chase
6.300%, 04/23/2019	2,000	2,106
6.000%, 01/15/2018	3,635	3,640
4.950%, 06/01/2045	150	174
4.500%, 01/24/2022	180	193
4.400%, 07/22/2020	210	221
4.350%, 08/15/2021 (D)	160	170
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	575	622
4.250%, 10/15/2020	330	346
4.250%, 10/01/2027	130	138
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	695	725
3.900%, 07/15/2025	2,115	2,217
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	705	725
3.875%, 09/10/2024	620	647
3.250%, 09/23/2022	45	46
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	2,605	2,625
2.972%, 01/15/2023	145	146
2.950%, 10/01/2026	1,134	1,114
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	1,275	1,276
2.700%, 05/18/2023	1,045	1,038
JPMorgan Chase MTN
2.295%, 08/15/2021	930	922
KKR Group Finance II
5.500%, 02/01/2043 (C)	60	70
Lazard Group
3.750%, 02/13/2025	560	571
Lloyds Banking Group
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	200	198
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023 (D)	1,010	1,001
Markel
4.300%, 11/01/2047 (D)	200	206
3.500%, 11/01/2027	340	338
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	107	177
MetLife Capital Trust IV
7.875%, 12/15/2037 (C)	800	1,066
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	1,150	1,182
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	230	231

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley
3.625%, 01/20/2027	$681	$697
2.213%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	4,500	4,518
Morgan Stanley MTN
7.300%, 05/13/2019	545	581
6.625%, 04/01/2018	1,000	1,011
5.500%, 07/24/2020	500	536
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	197	204
3.125%, 07/27/2026	135	133
2.750%, 05/19/2022	1,370	1,365
2.625%, 11/17/2021	2,608	2,596
2.500%, 04/21/2021	575	574
2.293%, VAR ICE LIBOR USD 3 Month+0.930%, 07/22/2022	2,045	2,062
Nationwide Mutual Insurance
3.879%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	2,975	2,960
New York Life Global Funding
1.550%, 11/02/2018 (C)	1,000	997
New York Life Insurance
6.750%, 11/15/2039 (C)	415	600
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	690	926
PNC Bank
2.550%, 12/09/2021	250	250
2.250%, 07/02/2019	545	545
PNC Bank MTN
2.400%, 10/18/2019	625	626
Protective Life Global Funding
1.722%, 04/15/2019 (C)	1,600	1,592
Quicken Loans
5.750%, 05/01/2025 (C)	200	207
Raymond James Financial
4.950%, 07/15/2046 (D)	650	735
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	390	427
6.100%, 06/10/2023	550	606
6.000%, 12/19/2023	860	947
5.125%, 05/28/2024	490	520
Santander Holdings USA
4.500%, 07/17/2025	80	84
4.400%, 07/13/2027 (C)	385	394
3.400%, 01/18/2023 (C)	915	911
Santander UK Group Holdings
2.875%, 08/05/2021	1,485	1,481
Standard Chartered
5.700%, 03/26/2044 (C)	1,160	1,407
State Street
4.956%, 03/15/2018	1,300	1,307

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	$340	$333
Synchrony Financial
3.950%, 12/01/2027	826	822
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	110	156
4.900%, 09/15/2044 (C)	175	200
4.270%, 05/15/2047 (C)	125	132
UBS MTN
2.375%, 08/14/2019	1,000	1,001
UBS Group Funding Switzerland
4.253%, 03/23/2028 (C)(D)	720	759
4.125%, 09/24/2025 (C)	200	210
3.491%, 05/23/2023 (C)	1,655	1,681
2.650%, 02/01/2022 (C)	1,025	1,013
US Bank
2.125%, 10/28/2019	435	435
Wachovia MTN
5.750%, 02/01/2018	2,000	2,006
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 12/31/2049 (D)	2,340	2,358
WEA Finance
4.750%, 09/17/2044 (C)	230	251
3.750%, 09/17/2024 (C)	780	804
3.250%, 10/05/2020 (C)	1,750	1,781
3.150%, 04/05/2022 (C)	555	560
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 12/29/2049	120	133
3.000%, 04/22/2026	2,945	2,889
3.000%, 10/23/2026	1,310	1,284
2.100%, 07/26/2021	1,280	1,259
Wells Fargo MTN
4.900%, 11/17/2045	650	736
4.750%, 12/07/2046 (D)	500	559
4.650%, 11/04/2044	260	283
4.600%, 04/01/2021 (D)	160	170
4.400%, 06/14/2046 (D)	820	865
4.300%, 07/22/2027 (D)	1,500	1,597
3.450%, 02/13/2023 (D)	430	438
3.000%, 01/22/2021	1,010	1,024
2.625%, 07/22/2022 (D)	4,340	4,317
Wells Fargo Bank MTN
1.650%, 01/22/2018	1,670	1,670
XLIT
6.250%, 05/15/2027	234	277
5.250%, 12/15/2043	125	143

		211,002

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care – 2.8%
Abbott Laboratories
4.900%, 11/30/2046	$435	$499
4.750%, 11/30/2036	170	191
3.750%, 11/30/2026 (D)	2,740	2,813
3.400%, 11/30/2023	2,080	2,116
AbbVie
4.700%, 05/14/2045	500	561
4.500%, 05/14/2035	515	566
4.450%, 05/14/2046	440	478
3.600%, 05/14/2025	90	92
2.500%, 05/14/2020	795	797
1.800%, 05/14/2018	750	750
Aetna
2.800%, 06/15/2023	1,665	1,638
2.200%, 03/15/2019	310	310
Allergan Funding SCS
4.750%, 03/15/2045	41	44
4.550%, 03/15/2035	60	63
3.800%, 03/15/2025	1,920	1,955
3.450%, 03/15/2022	530	538
2.350%, 03/12/2018	1,000	1,001
AmerisourceBergen
4.300%, 12/15/2047	387	388
Amgen
5.150%, 11/15/2041	745	894
4.663%, 06/15/2051	500	559
4.400%, 05/01/2045	745	811
3.625%, 05/22/2024	100	104
Anthem
3.650%, 12/01/2027	585	596
3.500%, 08/15/2024	500	510
3.350%, 12/01/2024 (D)	1,535	1,557
2.950%, 12/01/2022	925	926
2.500%, 11/21/2020	447	446
Baxalta
3.600%, 06/23/2022	920	941
2.000%, 06/22/2018	1,000	1,000
Becton Dickinson
4.685%, 12/15/2044 (D)	505	552
3.734%, 12/15/2024 (D)	162	166
3.700%, 06/06/2027	460	464
3.363%, 06/06/2024	550	552
2.894%, 06/06/2022	575	571
2.404%, 06/05/2020	685	681
Biogen
3.625%, 09/15/2022	260	269
Cardinal Health
3.079%, 06/15/2024	220	217
2.616%, 06/15/2022	170	167
Celgene
5.000%, 08/15/2045	1,820	2,065

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.350%, 11/15/2047	$527	$547
3.875%, 08/15/2025	220	228
3.550%, 08/15/2022	300	309
3.450%, 11/15/2027 (D)	293	293
2.750%, 02/15/2023	743	737
Centene
6.125%, 02/15/2024 (D)	110	117
4.750%, 05/15/2022	210	218
4.750%, 01/15/2025	130	132
Cigna
3.050%, 10/15/2027 (D)	1,005	987
DaVita
5.000%, 05/01/2025	20	20
Eli Lilly
3.950%, 05/15/2047	170	183
3.100%, 05/15/2027 (D)	525	533
2.350%, 05/15/2022 (D)	190	189
EMD Finance
2.400%, 03/19/2020 (C)	1,045	1,043
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (C)	170	187
5.625%, 07/31/2019 (C)	1,250	1,308
Gilead Sciences
4.750%, 03/01/2046	470	544
3.700%, 04/01/2024	775	811
3.650%, 03/01/2026	310	321
3.250%, 09/01/2022	405	417
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	821
HCA
5.500%, 06/15/2047	60	60
Humana
4.950%, 10/01/2044	50	58
4.800%, 03/15/2047	20	22
4.625%, 12/01/2042 (D)	130	142
3.950%, 03/15/2027	50	52
3.850%, 10/01/2024	790	822
3.150%, 12/01/2022	170	171
2.500%, 12/15/2020	1,015	1,014
Johnson & Johnson
4.500%, 12/05/2043	600	701
3.625%, 03/03/2037	260	275
3.500%, 01/15/2048	335	343
3.400%, 01/15/2038	265	271
2.900%, 01/15/2028	870	871
2.625%, 01/15/2025	215	214
Kaiser Foundation Hospitals
3.150%, 05/01/2027	2,500	2,502
Medtronic
3.625%, 03/15/2024	465	487
3.500%, 03/15/2025	840	871

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Medtronic Global Holdings SCA
3.350%, 04/01/2027 (D)	$330	$339
Merck
2.750%, 02/10/2025	230	229
Perrigo Finance Unlimited
4.375%, 03/15/2026	575	590
Pfizer
4.000%, 12/15/2036	410	449
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	1,200	1,162
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	1,050
Shire Acquisitions Investments Ireland
1.900%, 09/23/2019	1,200	1,189
Tenet Healthcare
8.125%, 04/01/2022 (D)	60	61
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	120	107
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026 (D)	110	91
2.800%, 07/21/2023 (D)	50	44
2.200%, 07/21/2021	50	46
1.700%, 07/19/2019	130	126
1.400%, 07/20/2018	100	99
Thermo Fisher Scientific
3.200%, 08/15/2027 (D)	560	555
2.950%, 09/19/2026	295	287
UnitedHealth Group
5.800%, 03/15/2036	280	364
4.750%, 07/15/2045	950	1,122
3.875%, 10/15/2020	530	550
2.875%, 12/15/2021	580	588
Valeant Pharmaceuticals International
9.000%, 12/15/2025 (C)	240	250
7.500%, 07/15/2021 (C)	1,040	1,058
7.000%, 03/15/2024 (C)	200	214
6.500%, 03/15/2022 (C)(D)	70	74
5.875%, 05/15/2023 (C)	90	83
5.375%, 03/15/2020 (C)	44	44
Wyeth LLC
5.950%, 04/01/2037 (D)	340	456

		58,896

Industrials – 1.7%
ABB Finance USA
4.375%, 05/08/2042	80	86
AerCap Ireland Capital DAC
4.625%, 07/01/2022	210	222
3.750%, 05/15/2019	520	528
3.500%, 01/15/2025	715	709

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Air Lease
3.625%, 04/01/2027	$505	$505
3.625%, 12/01/2027	470	469
BAE Systems
4.750%, 10/11/2021 (C)	1,350	1,439
Beacon Escrow
4.875%, 11/01/2025 (C)	100	100
Burlington Northern Santa Fe
4.150%, 04/01/2045	505	549
Caterpillar Financial Services MTN
2.750%, 08/20/2021	620	627
2.100%, 01/10/2020	265	265
Catholic Health Initiatives
4.350%, 11/01/2042	80	77
Cintas No. 2
3.700%, 04/01/2027	260	271
2.900%, 04/01/2022	230	232
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	966	1,014
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,222	1,333
DAE Funding
5.000%, 08/01/2024 (C)	90	89
4.500%, 08/01/2022 (C)	100	98
Delta Air Lines Pass-Through Trust, Ser 2007- 1, Cl A
6.821%, 08/10/2022	368	419
Eaton
4.150%, 11/02/2042	440	458
2.750%, 11/02/2022	450	452
FedEx
4.550%, 04/01/2046	335	368
4.400%, 01/15/2047	123	131
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	227	246
2.342%, 11/15/2020	530	527
General Electric
4.500%, 03/11/2044 (D)	220	244
General Electric MTN
6.875%, 01/10/2039	521	751
5.875%, 01/14/2038	182	235
5.300%, 02/11/2021	184	199
4.375%, 09/16/2020 (D)	30	31
1.896%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	1,550	1,366
Harris
5.054%, 04/27/2045 (D)	190	224
Illinois Tool Works
2.650%, 11/15/2026	115	112

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Lease Finance
8.625%, 01/15/2022	$10	$12
John Deere Capital MTN
2.800%, 09/08/2027	487	478
2.650%, 06/24/2024	490	485
2.150%, 09/08/2022	389	381
L3 Technologies
5.200%, 10/15/2019	1,200	1,257
Lockheed Martin
4.500%, 05/15/2036	90	101
3.550%, 01/15/2026	530	550
3.350%, 09/15/2021	920	946
3.100%, 01/15/2023	50	51
Mexico City Airport Trust
5.500%, 07/31/2047 (C)	335	331
Northrop Grumman
4.030%, 10/15/2047	710	742
3.250%, 08/01/2023	1,405	1,434
3.250%, 01/15/2028 (D)	2,589	2,593
3.200%, 02/01/2027	690	693
2.930%, 01/15/2025	445	442
2.550%, 10/15/2022	676	671
2.080%, 10/15/2020	675	669
Park Aerospace Holdings
5.500%, 02/15/2024 (C)(D)	160	159
5.250%, 08/15/2022 (C)	80	79
Penske Truck Leasing LP
3.400%, 11/15/2026 (C)	291	287
3.375%, 02/01/2022 (C)	370	377
2.700%, 03/14/2023 (C)	449	441
Raytheon
3.125%, 10/15/2020	430	440
Republic Services
3.800%, 05/15/2018	1,254	1,263
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	825	834
2.200%, 03/16/2020 (C)	695	694
2.000%, 09/15/2023 (C)	1,030	987
Union Pacific
3.000%, 04/15/2027	435	437
United Business Media
5.750%, 11/03/2020 (C)	490	509
United Parcel Service
3.050%, 11/15/2027	100	100
2.500%, 04/01/2023	140	139
United Rentals North America
5.500%, 07/15/2025	240	255
4.875%, 01/15/2028	70	70
United Technologies
4.500%, 06/01/2042	200	222

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025 (D)	$714	$758
Valmont Industries
5.250%, 10/01/2054	295	305
Wabtec
3.450%, 11/15/2026	206	202
Waste Management
7.375%, 05/15/2029	330	437
3.500%, 05/15/2024	280	290
3.150%, 11/15/2027	1,010	1,009

		36,506

Information Technology – 1.4%
Alibaba Group Holding
4.400%, 12/06/2057	281	293
3.400%, 12/06/2027	513	513
Analog Devices
3.500%, 12/05/2026	158	160
3.125%, 12/05/2023	465	466
2.500%, 12/05/2021	435	431
Apple
4.375%, 05/13/2045	600	676
3.850%, 05/04/2043	640	665
3.750%, 11/13/2047	313	322
3.350%, 02/09/2027	570	584
3.200%, 05/11/2027	575	582
3.000%, 02/09/2024	765	775
3.000%, 11/13/2027	391	388
2.850%, 05/11/2024	865	869
2.750%, 01/13/2025 (D)	489	485
2.700%, 05/13/2022	140	141
2.450%, 08/04/2026	680	652
2.300%, 05/11/2022	122	121
2.000%, 11/13/2020	310	308
Broadcom
3.875%, 01/15/2027 (C)	30	29
3.125%, 01/15/2025 (C)	260	249
CommScope Technologies
5.000%, 03/15/2027 (C)(D)	130	130
Dell International
4.420%, 06/15/2021 (C)	820	854
3.480%, 06/01/2019 (C)(D)	1,160	1,175
Hewlett Packard Enterprise
6.350%, 10/15/2045	310	328
Intel
3.734%, 12/08/2047	130	135
3.700%, 07/29/2025	140	148
Microsoft
4.100%, 02/06/2037	632	706
3.950%, 08/08/2056	100	107
3.750%, 02/12/2045	950	1,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 02/12/2035	$685	$713
3.450%, 08/08/2036	20	20
3.300%, 02/06/2027	1,000	1,031
2.875%, 02/06/2024 (D)	1,310	1,329
2.700%, 02/12/2025	160	160
2.400%, 02/06/2022	376	376
2.400%, 08/08/2026	2,260	2,179
2.000%, 08/08/2023	520	505
Nokia
4.375%, 06/12/2027	120	119
3.375%, 06/12/2022	575	571
Oracle
4.000%, 11/15/2047	409	436
3.900%, 05/15/2035	1,195	1,266
3.800%, 11/15/2037	469	492
3.250%, 11/15/2027	1,493	1,518
2.950%, 11/15/2024	558	562
2.625%, 02/15/2023	893	895
TSMC Global
1.625%, 04/03/2018 (C)	875	873
Visa
4.300%, 12/14/2045	570	649
3.650%, 09/15/2047	395	405
3.150%, 12/14/2025	1,050	1,073
2.800%, 12/14/2022	135	137
VMware
3.900%, 08/21/2027 (D)	335	338
2.950%, 08/21/2022	560	559
2.300%, 08/21/2020 (D)	675	671

		30,170

Materials – 0.9%
Air Liquide Finance
2.250%, 09/27/2023 (C)	325	315
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (C)	270	294
Amcor Finance USA
3.625%, 04/28/2026 (C)	1,050	1,035
Anglo American Capital
4.750%, 04/10/2027 (C)	210	220
4.000%, 09/11/2027 (C)	200	199
3.750%, 04/10/2022 (C)	280	284
3.625%, 09/11/2024 (C)	200	199
ArcelorMittal
7.500%, 10/15/2039	120	154
7.250%, 02/25/2022	120	133
Barrick Gold Corp
5.250%, 04/01/2042	70	81
Barrick North America Finance
5.750%, 05/01/2043	120	150
5.700%, 05/30/2041	555	682
4.400%, 05/30/2021	303	321

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (C)	$620	$724
5.000%, 09/30/2043	455	558
2.875%, 02/24/2022	35	35
CF Industries
4.500%, 12/01/2026 (C)	422	440
3.400%, 12/01/2021 (C)	415	419
Dow Chemical
3.000%, 11/15/2022	1,265	1,272
Eastman Chemical
2.700%, 01/15/2020	560	564
Ecolab
4.350%, 12/08/2021	179	191
EI du Pont de Nemours
2.200%, 05/01/2020	280	280
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	410	417
Freeport-McMoRan
6.875%, 02/15/2023 (D)	50	54
5.450%, 03/15/2043	195	195
4.000%, 11/14/2021 (D)	360	360
Glencore Funding
4.125%, 05/30/2023 (C)(D)	60	62
4.000%, 03/27/2027 (C)	990	994
International Paper
5.150%, 05/15/2046	470	545
5.000%, 09/15/2035	360	407
LyondellBasell Industries
5.750%, 04/15/2024	200	228
Nacional del Cobre de Chile
3.625%, 08/01/2027 (C)	345	345
OCP
4.500%, 10/22/2025 (C)	1,650	1,651
Potash Corp of Saskatchewan
4.875%, 03/30/2020 (D)	280	293
Reynolds Group
6.875%, 02/15/2021	117	118
Reynolds Group Issuer
5.125%, 07/15/2023 (C)	170	176
Sherwin-Williams
4.500%, 06/01/2047	185	202
3.450%, 06/01/2027	194	197
2.750%, 06/01/2022	510	508
Southern Copper
5.250%, 11/08/2042	900	1,005
Vale Overseas
6.875%, 11/21/2036 (D)	1,510	1,850
6.250%, 08/10/2026	325	376
Vulcan Materials
4.500%, 06/15/2047	225	230

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Westlake Chemical
4.875%, 05/15/2023	$140	$144
4.625%, 02/15/2021	60	62
WestRock RKT
4.000%, 03/01/2023 (D)	70	72
3.500%, 03/01/2020	320	326

		19,367

Real Estate – 1.1%
Alexandria Real Estate Equities
2.750%, 01/15/2020	2,000	2,008
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,050	1,077
American Tower
3.600%, 01/15/2028	606	603
3.000%, 06/15/2023	675	673
Boston Properties
3.800%, 02/01/2024	1,250	1,296
3.200%, 01/15/2025	539	537
Brandywine Operating Partnership
3.950%, 02/15/2023	112	114
3.950%, 11/15/2027	372	369
Crown Castle International
3.200%, 09/01/2024 (D)	1,000	990
DDR
4.625%, 07/15/2022	575	606
4.250%, 02/01/2026 (D)	145	148
3.375%, 05/15/2023	525	523
GLP Capital
5.375%, 04/15/2026	80	86
HCP
4.200%, 03/01/2024	765	800
3.150%, 08/01/2022	1,000	1,010
Healthcare Realty Trust
3.750%, 04/15/2023	1,000	1,017
Highwoods Properties
7.500%, 04/15/2018	1,142	1,159
Kilroy Realty
3.450%, 12/15/2024	335	334
Life Storage
3.875%, 12/15/2027	915	912
Mid-America Apartments
4.300%, 10/15/2023	215	226
4.000%, 11/15/2025	265	274
3.750%, 06/15/2024	505	519
3.600%, 06/01/2027	205	205
Public Storage
3.094%, 09/15/2027	447	444
2.370%, 09/15/2022	569	562
Realty Income
4.650%, 03/15/2047 (D)	187	205

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Regency Centers
3.600%, 02/01/2027	$209	$209
SL Green Realty
7.750%, 03/15/2020	1,000	1,100
Tanger Properties
3.875%, 12/01/2023	270	275
3.750%, 12/01/2024	250	252
Ventas Realty L.P.
2.700%, 04/01/2020	1,450	1,456
2.000%, 02/15/2018	1,000	1,000
Washington Prime Group
5.950%, 08/15/2024	200	204
Welltower
4.950%, 01/15/2021 (D)	820	872
4.000%, 06/01/2025	625	646

		22,711

Telecommunication Services – 1.4%
America Movil
5.000%, 03/30/2020	750	790
AT&T
6.000%, 08/15/2040	845	956
5.450%, 03/01/2047	510	545
5.250%, 03/01/2037	2,238	2,367
5.150%, 02/14/2050	203	206
4.900%, 08/14/2037	307	311
4.800%, 06/15/2044	1,550	1,533
4.500%, 03/09/2048 (D)	2,498	2,341
4.450%, 04/01/2024	272	288
4.350%, 06/15/2045	240	222
4.250%, 03/01/2027	170	173
3.950%, 01/15/2025 (D)	300	307
3.900%, 08/14/2027	1,099	1,106
3.400%, 05/15/2025	3,487	3,428
Bharti Airtel
4.375%, 06/10/2025 (C)	740	753
Sprint
7.875%, 09/15/2023 (D)	340	362
7.625%, 02/15/2025 (D)	310	325
7.250%, 09/15/2021	40	42
Sprint Capital
8.750%, 03/15/2032	300	341
Sprint Spectrum
3.360%, 09/20/2021 (C)	844	849
Telefonica Emisiones SAU
5.877%, 07/15/2019	90	95
5.213%, 03/08/2047	450	511
5.134%, 04/27/2020	300	317
Verizon Communications
5.500%, 03/16/2047	130	148
5.250%, 03/16/2037	1,100	1,210
5.012%, 08/21/2054	199	204

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.862%, 08/21/2046	$655	$682
4.522%, 09/15/2048 (D)	435	428
4.500%, 08/10/2033	1,005	1,054
4.400%, 11/01/2034	2,415	2,461
4.272%, 01/15/2036	1,000	995
4.125%, 03/16/2027 (D)	1,430	1,491
4.125%, 08/15/2046	808	746
3.850%, 11/01/2042	130	118
3.500%, 11/01/2024	120	122
2.946%, 03/15/2022	298	300
2.625%, 08/15/2026 (D)	910	857
Vodafone Group PLC
2.950%, 02/19/2023	430	432
West
4.750%, 07/15/2021 (C)	90	91

		29,507

Utilities – 2.0%
AEP Transmission
3.100%, 12/01/2026 (D)	1,700	1,703
AES
4.875%, 05/15/2023	470	479
Alabama Power
3.700%, 12/01/2047	1,154	1,178
Appalachian Power
3.300%, 06/01/2027	320	321
Baltimore Gas & Electric
3.750%, 08/15/2047	199	204
Commonwealth Edison
3.750%, 08/15/2047	131	136
2.950%, 08/15/2027	450	445
Consolidated Edison of New York
4.450%, 03/15/2044	810	923
Dominion Energy
2.031%, VAR ICE LIBOR USD 3 Month+0.550%, 06/01/2019 (C)	1,000	1,003
2.000%, 08/15/2021	295	288
1.600%, 08/15/2019	395	391
DTE Energy
1.500%, 10/01/2019	490	482
Duke Energy
3.950%, 08/15/2047	130	134
3.150%, 08/15/2027	98	97
1.800%, 09/01/2021	450	438
Duke Energy Carolinas
4.250%, 12/15/2041	600	660
4.000%, 09/30/2042	1,000	1,067
2.500%, 03/15/2023	330	327
Duke Energy Florida
3.850%, 11/15/2042	165	173
3.400%, 10/01/2046	200	193
3.200%, 01/15/2027	635	643

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	$1,450	$1,585
3.616%, 08/01/2027 (C)	570	570
Electricite de France
6.000%, 01/22/2114 (C)	481	537
Emera US Finance
2.150%, 06/15/2019	2,049	2,041
Enel Finance International
2.750%, 04/06/2023 (C)	575	567
Eversource Energy
2.900%, 10/01/2024	995	987
Exelon
5.625%, 06/15/2035	760	934
FirstEnergy
3.900%, 07/15/2027	570	584
FirstEnergy, Ser C
7.375%, 11/15/2031 (D)	2,965	3,999
Georgia Power
4.300%, 03/15/2042	100	106
Indiana Michigan Power
4.550%, 03/15/2046	210	240
IPALCO Enterprises
3.700%, 09/01/2024 (C)	499	499
ITC Holdings
3.350%, 11/15/2027 (C)	831	832
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,122
KeySpan Gas East
2.742%, 08/15/2026 (C)	675	656
Majapahit Holding BV
7.750%, 01/20/2020	420	459
Metropolitan Edison
3.500%, 03/15/2023 (C)	2,425	2,470
MidAmerican Energy
4.800%, 09/15/2043	510	613
4.250%, 05/01/2046	500	561
New England Power
3.800%, 12/05/2047 (C)	293	300
NiSource Finance
6.800%, 01/15/2019	347	363
3.950%, 03/30/2048	117	120
Northern States Power
3.600%, 09/15/2047	488	497
Oncor Electric Delivery LLC
6.800%, 09/01/2018	1,075	1,107
4.550%, 12/01/2041	690	798
Pacific Gas & Electric
8.250%, 10/15/2018	140	146
6.050%, 03/01/2034 (D)	340	429
5.800%, 03/01/2037 (D)	710	886
4.450%, 04/15/2042	200	214
3.300%, 12/01/2027 (C)(D)	488	483

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PECO Energy
4.150%, 10/01/2044	$625	$683
3.150%, 10/15/2025	525	529
PPL Electric Utilities
4.150%, 10/01/2045	195	217
Public Service of New Hampshire
3.500%, 11/01/2023	310	320
Public Service of New Mexico
7.950%, 05/15/2018	1,265	1,291
South Carolina Electric & Gas
5.100%, 06/01/2065	72	82
Southern
4.400%, 07/01/2046	275	293
2.150%, 09/01/2019	615	613
Southern Gas Capital
2.450%, 10/01/2023	300	290
Southwestern Electric Power
3.900%, 04/01/2045	140	144
Southwestern Public Service
3.700%, 08/15/2047	298	305
Virginia Electric & Power
4.650%, 08/15/2043	405	472
2.750%, 03/15/2023	500	497

		43,726

Total Corporate Obligations (Cost $588,048) ($ Thousands)		608,624

ASSET-BACKED SECURITIES – 8.5%

Automotive – 0.7%
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	266	265
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (C)	1,078	1,078
Avis Budget Rental Car Funding AESOP, Ser 2017-2A, Cl A
2.970%, 03/20/2024 (C)	903	904
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	381	381
California Republic Auto Receivables Trust, Ser 2017-1, Cl A3
1.900%, 03/15/2021	491	489
California Republic Auto Receivables Trust, Ser 2017-1, Cl A4
2.280%, 06/15/2022	225	224
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A4
2.130%, 05/20/2020	29	29

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	$40	$40
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	431	431
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	325	324
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/2019	38	37
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A4
1.690%, 03/20/2021	268	266
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	1,055	1,057
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	965	963
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	937	940
Hertz Vehicle Financing II, Ser 2015-1A, Cl C
4.350%, 03/25/2021 (C)	650	645
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	1,030	1,020
Hertz Vehicle Financing II, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	524	522
Hertz Vehicle Financing II, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (C)	716	713
Hertz Vehicle Financing II, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (C)	233	232
Hertz Vehicle Financing II, Ser 2016-4A, Cl A
2.650%, 07/25/2022 (C)	698	685
Hertz Vehicle Financing II, Ser 2017-2A, Cl A
3.290%, 10/25/2023 (C)	977	979
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020	1,680	1,677
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A2A
1.070%, 05/15/2019	102	102
Santander Drive Auto Receivables Trust, Ser 2017-3, Cl A3
1.870%, 06/15/2021	477	475
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A4
2.030%, 02/15/2022 (C)	184	183

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2014-B, Cl A4
1.680%, 12/15/2020	$219	$219

		14,880

Credit Cards – 0.4%
American Express Credit Account Master Trust, Ser 2017-4, Cl A
1.640%, 12/15/2021	645	642
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	65	65
Capital One Multi-Asset Execution Trust, Ser 2016-A5, Cl A5
1.660%, 06/17/2024	559	545
Capital One Multi-Asset Execution Trust, Ser 2017-A6, Cl A6
2.290%, 07/15/2025	144	143
Chase Issuance Trust, Ser 2016-A6, Cl A6
1.100%, 01/15/2020	100	100
Synchrony Credit Card Master Note Trust, Ser 2015-1, Cl A
2.370%, 03/15/2023	304	305
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	198	197
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl A
1.580%, 09/15/2022	1,243	1,230
Synchrony Credit Card Master Note Trust, Ser 2017-2, Cl A
2.620%, 10/15/2025	876	875
World Financial Network Credit Card Master Trust, Ser 2015-B, Cl A
2.550%, 06/17/2024	46	46
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	1,297	1,274
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	502	497
World Financial Network Credit Card Master Trust, Ser 2017-A, Cl A
2.120%, 03/15/2024	733	730
World Financial Network Credit Card Master Trust, Ser 2017-C, Cl A
2.310%, 08/15/2024	1,115	1,110

		7,759

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Mortgage Related Securities – 0.6%
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
2.352%, VAR ICE LIBOR USD 1 Month+0.800%, 08/25/2043	$1	$1
Centex Home Equity, Ser 2006-A, Cl AV4
1.802%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	3,026	3,013
Citigroup Mortgage Loan Trust, Ser 2006- HE2, Cl A2D
1.792%, VAR ICE LIBOR USD 1 Month+0.240%, 08/25/2036	4,161	4,117
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
1.832%, VAR ICE LIBOR USD 1 Month+0.280%, 05/25/2037	5,500	4,579
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
2.042%, VAR ICE LIBOR USD 1 Month+0.490%, 07/25/2035	1,648	1,651

		13,361

Other Asset-Backed Securities – 6.8%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
2.428%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (C)	2,100	2,099
AEP Texas Central Transition Funding II, Ser 2006-A, Cl A4
5.170%, 01/01/2018	42	42
Ally Master Owner Trust, Ser 2017-1, Cl A
1.877%, VAR LIBOR USD 1 Month+0.400%, 02/15/2021	328	329
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (A)(C)	1,191	1,192
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
1.792%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (C)	1,011	1,008
Brazos Higher Education Authority, Ser 2010- 1, Cl A2
2.662%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	2,200	2,249
Brazos Higher Education Authority, Ser 2011- 2, Cl A3
2.367%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	1,750	1,761
CIT Education Loan Trust, Ser 2007-1, Cl A
1.765%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	1,102	1,038

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.507%, 03/25/2037 (E)	$1,970	$2,069
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl M1
5.507%, 03/25/2037 (E)	1,430	1,479
College Ave Student Loans, Ser 2017-A, Cl A1
2.978%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	493	505
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)(E)	1,510	1,491
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
2.352%, VAR ICE LIBOR USD 1 Month+0.800%, 10/25/2047	2,326	2,287
CSMC Trust, Ser 2017-RPL1, Cl M2
3.093%, 07/25/2057 (A)(C)	1,760	1,465
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
1.777%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	175	164
Eaton Vance CLO, Ser 2017-1A, Cl AR
2.559%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (C)	900	902
Educational Funding of the South, Ser 2011- 1, Cl A2
2.017%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	1,097	1,097
First Franklin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
2.287%, VAR ICE LIBOR USD 1 Month+0.735%, 09/25/2035	1,504	1,510
Flatiron CLO, Ser 2017-1A, Cl A1R
2.533%, VAR ICE LIBOR USD 3 Month+1.180%, 07/17/2026 (C)	1,600	1,612
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	836	826
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
4.736%, 02/20/2032 (A)	50	47
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
4.746%, 03/13/2032 (A)	250	237
GSAMP Trust, Ser 2003-SEA, Cl A1
1.952%, VAR ICE LIBOR USD 1 Month+0.400%, 02/25/2033	1,057	1,040
GSAMP Trust, Ser 2006-HE3, Cl A2D
1.802%, VAR ICE LIBOR USD 1 Month+0.250%, 05/25/2046	3,300	2,943

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Higher Education Funding, Ser 2014-1, Cl A
2.512%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	$1,500	$1,501
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
1.732%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	309	307
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	813	848
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,099	1,107
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	213	216
Magnetite XI, Ser 2017-11A, Cl A1R
2.474%, VAR ICE LIBOR USD 3 Month+1.120%, 01/18/2027 (C)	1,730	1,730
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,964	2,034
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
9.744%, 02/26/2029 (A)(C)	930	1,019
National Collegiate Student Loan Trust, Ser 2007-4, Cl A3L
2.402%, VAR ICE LIBOR USD 1 Month+0.850%, 03/25/2038	3,877	2,670
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
3.077%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (C)	646	659
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
2.177%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (C)	332	333
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
2.677%, VAR ICE LIBOR USD 1 Month+1.200%, 12/15/2028 (C)	191	195
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	408	411
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (C)	1,313	1,349
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
3.627%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	396	413
Navient Private Education Loan Trust, Ser 2017-A, Cl A2A
2.880%, 12/16/2058 (C)	643	637

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2017-A, Cl A2B
2.377%, VAR ICE LIBOR USD 1 Month+0.900%, 12/16/2058 (C)	$651	$651
Navient Student Loan Trust, Ser 2014-1, Cl A3
1.838%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	3,867	3,855
Navient Student Loan Trust, Ser 2014-2, Cl A
1.968%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	2,394	2,376
Navient Student Loan Trust, Ser 2014-3, Cl A
1.949%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	2,422	2,407
Navient Student Loan Trust, Ser 2014-4, Cl A
1.948%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	1,789	1,773
Navient Student Loan Trust, Ser 2016-1A, Cl A
2.252%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (C)	1,889	1,895
Navient Student Loan Trust, Ser 2016-5A, Cl A
2.802%, VAR ICE LIBOR USD 1 Month+1.250%, 06/25/2065 (C)	293	299
Navient Student Loan Trust, Ser 2016-7A, Cl A
2.702%, VAR ICE LIBOR USD 1 Month+1.150%, 03/25/2066 (C)	650	666
Navient Student Loan Trust, Ser 2017-1A, Cl A3
2.702%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/2066 (C)	2,283	2,338
Navient Student Loan Trust, Ser 2017-2A, Cl A
2.602%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2066 (C)	1,438	1,455
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.602%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	3,397	3,486
Navient Student Loan Trust, Ser 2017-4A, Cl A3
2.552%, VAR ICE LIBOR USD 1 Month+1.000%, 09/27/2066 (C)	1,660	1,676
Navient Student Loan Trust, Ser 2017-5A, Cl A
2.352%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (C)	2,116	2,129
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.547%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	618	611
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.527%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	523	517
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
1.477%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	1,868	1,833

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
1.758%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	$611	$604
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
1.443%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	1,352	1,337
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.503%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	393	380
Nelnet Student Loan Trust, Ser 2006-2, Cl A6
1.487%, VAR ICE LIBOR USD 3 Month+0.120%, 04/25/2031	1,337	1,341
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
2.128%, VAR ICE LIBOR USD 1 Month+0.800%, 04/25/2046 (C)	219	221
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
1.928%, VAR ICE LIBOR USD 1 Month+0.600%, 10/27/2036 (C)	1,398	1,397
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
2.502%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	1,655	1,635
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
2.152%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/2047 (C)	2,144	2,137
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
2.128%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (C)	682	691
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
2.322%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (C)	1,059	1,063
Nelnet Student Loan Trust, Ser 2017-3A, Cl A
2.322%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2066 (C)	688	688
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
2.114%, VAR ICE LIBOR USD 3 Month+0.800%, 07/25/2025	524	525
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.886%, 10/15/2037 (A)	2,064	1,925
PFCA Home Equity Investment Trust, Ser 2004-GP2, Cl A
5.416%, 08/25/2035 (A)(C)	1,608	1,564
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	92	97
RAMP Trust, Ser 2006-RZ3, Cl M1
1.902%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	6,530	6,127
Scholar Funding Trust, Ser 2011-A, Cl A
2.278%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (C)	650	644

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Ser 2005-3, Cl A3
1.709%, VAR ICE LIBOR USD 3 Month+0.120%, 06/15/2029	$1,338	$1,328
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
1.899%, VAR ICE LIBOR USD 3 Month+0.310%, 12/15/2038	1,560	1,466
SLM Student Loan Trust, Ser 2003-1, Cl A5C
2.339%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	451	447
SLM Student Loan Trust, Ser 2004-10, Cl A7A
2.117%, VAR ICE LIBOR USD 3 Month+0.750%, 10/25/2029 (C)	1,078	1,077
SLM Student Loan Trust, Ser 2005-6, Cl A5B
2.567%, VAR ICE LIBOR USD 3 Month+1.200%, 07/27/2026	57	57
SLM Student Loan Trust, Ser 2005-8, Cl A5
1.537%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2040	516	498
SLM Student Loan Trust, Ser 2006-2, Cl A6
1.537%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	1,900	1,841
SLM Student Loan Trust, Ser 2006-3, Cl A5
1.467%, VAR ICE LIBOR USD 3 Month+0.100%, 01/25/2021	989	983
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.527%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	1,900	1,837
SLM Student Loan Trust, Ser 2007-2, Cl A4
1.427%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	3,211	3,121
SLM Student Loan Trust, Ser 2008-2, Cl B
2.567%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	525	511
SLM Student Loan Trust, Ser 2008-3, Cl B
2.567%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	525	514
SLM Student Loan Trust, Ser 2008-4, Cl B
3.217%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	525	523
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.067%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	1,160	1,196
SLM Student Loan Trust, Ser 2008-5, Cl B
3.217%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	525	526
SLM Student Loan Trust, Ser 2008-6, Cl A4
2.467%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	410	415
SLM Student Loan Trust, Ser 2008-6, Cl B
3.217%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	525	525

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-7, Cl B
3.217%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	$525	$540
SLM Student Loan Trust, Ser 2008-8, Cl B
3.617%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	525	554
SLM Student Loan Trust, Ser 2008-9, Cl B
3.617%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	525	537
SLM Student Loan Trust, Ser 2010-1, Cl A
1.925%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	392	388
SLM Student Loan Trust, Ser 2012-1, Cl A3
2.278%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	1,681	1,698
SLM Student Loan Trust, Ser 2012-2, Cl A
2.252%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	816	819
SLM Student Loan Trust, Ser 2012-3, Cl A
1.978%, VAR ICE LIBOR USD 1 Month+0.650%, 12/26/2025	404	406
SLM Student Loan Trust, Ser 2012-6, Cl A3
2.078%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	342	341
SLM Student Loan Trust, Ser 2012-6, Cl B
2.328%, VAR ICE LIBOR USD 1 Month+1.000%, 04/27/2043	289	265
SLM Student Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (C)	81	82
SLM Student Loan Trust, Ser 2013-1, Cl B
3.128%, VAR ICE LIBOR USD 1 Month+1.800%, 11/25/2070	245	246
SLM Student Loan Trust, Ser 2013-B, Cl A2B
2.577%, VAR ICE LIBOR USD 1 Month+1.100%, 06/17/2030 (C)	111	112
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	556	543
SMB Private Education Loan Trust, Ser 2015- A, Cl A2A
2.490%, 06/15/2027 (C)	262	261
SMB Private Education Loan Trust, Ser 2015- A, Cl A2B
2.477%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	776	787
SMB Private Education Loan Trust, Ser 2015- B, Cl A2A
2.980%, 07/15/2027 (C)	335	337
SMB Private Education Loan Trust, Ser 2015- B, Cl A2B
2.677%, VAR ICE LIBOR USD 1 Month+1.200%, 07/15/2027 (C)	1,045	1,061

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2015- C, Cl A2A
2.750%, 07/15/2027 (C)	$511	$512
SMB Private Education Loan Trust, Ser 2015- C, Cl A2B
2.877%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	345	353
SMB Private Education Loan Trust, Ser 2016- A, Cl A2A
2.700%, 05/15/2031 (C)	1,339	1,332
SMB Private Education Loan Trust, Ser 2016- A, Cl A2B
2.977%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	1,023	1,051
SMB Private Education Loan Trust, Ser 2016- B, Cl A2A
2.430%, 02/17/2032 (C)	868	853
SMB Private Education Loan Trust, Ser 2016- B, Cl A2B
2.927%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	1,002	1,036
SMB Private Education Loan Trust, Ser 2016- C, Cl A2A
2.340%, 09/15/2034 (C)	1,135	1,111
SMB Private Education Loan Trust, Ser 2016- C, Cl A2B
2.577%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	1,131	1,150
SMB Private Education Loan Trust, Ser 2017- A, Cl A2A
2.880%, 09/15/2034 (C)	584	585
SMB Private Education Loan Trust, Ser 2017- A, Cl A2B
2.377%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (C)	2,678	2,711
SMB Private Education Loan Trust, Ser 2017- B, Cl A2A
2.820%, 10/15/2035 (C)	802	799
SMB Private Education Loan Trust, Ser 2017- B, Cl A2B
2.101%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (C)	809	812
SoFi Professional Loan Program, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	646	645
SoFi Professional Loan Program, Ser 2016-D, Cl A1
2.502%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	143	144

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program, Ser 2016-E, Cl A1
2.402%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	$364	$368
SoFi Professional Loan Program, Ser 2017-A, Cl A1
2.252%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	330	331
SoFi Professional Loan Program, Ser 2017-A, Cl A2B
2.400%, 03/26/2040 (C)	360	354
SoFi Professional Loan Program, Ser 2017-B, Cl A2FX
2.740%, 05/25/2040 (C)	399	398
SoFi Professional Loan Program, Ser 2017-C, Cl A2B
2.630%, 07/25/2040 (C)	585	581
SoFi Professional Loan Program, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (C)	141	140
SoFi Professional Loan Program, Ser 2017-E, Cl A1
2.052%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	311	312
SoFi Professional Loan Program, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	1,002	997
SoFi Professional Loan Program, Ser 2017-F, Cl A2FX
2.840%, 01/25/2041 (C)	1,039	1,043
United States Small Business Administration, Ser 2017-20G, Cl 1
2.980%, 07/01/2037	310	313
Upstart Securitization Trust, Ser 2017-1, Cl A
2.639%, 06/20/2024 (C)	1,006	1,006
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)	815	810
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)	290	288
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (C)	800	798
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (C)	830	824
Voya CLO, Ser 2016-1A, Cl A1R
2.684%, VAR ICE LIBOR USD 3 Month+1.330%, 04/18/2026 (C)	680	680

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Trust, Ser 2006-2, Cl A4
1.802%, VAR ICE LIBOR USD 1 Month+0.250%, 07/25/2036		$2,044	$2,038

			145,381

Total Asset-Backed Securities (Cost $176,182) ($ Thousands)			181,381

SOVEREIGN DEBT – 2.8%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (C)		410	406
3.125%, 10/11/2027 (C)		260	254
2.500%, 10/11/2022 (C)		1,475	1,445
Argentine Bonos del Tesoro
18.200%, 10/03/2021	ARS	19,870	1,077
Argentine Republic Government International Bond
7.625%, 04/22/2046		$180	203
7.500%, 04/22/2026		280	317
7.125%, 07/06/2036		220	238
6.875%, 04/22/2021		420	457
5.625%, 01/26/2022		1,300	1,372
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021	BRL	10,399	3,226
10.000%, 01/01/2023		3,994	1,218
10.000%, 01/01/2027		571	170
Brazilian Government International Bond
5.625%, 01/07/2041		$1,120	1,144
5.000%, 01/27/2045 (D)		560	522
2.625%, 01/05/2023		200	193
Chile Government International Bond
3.860%, 06/21/2047		485	498
China Government Bond
3.390%, 05/21/2025	CNY	2,000	290
3.310%, 11/30/2025		11,500	1,649
Colombia Government International Bond
5.625%, 02/26/2044		$820	939
Export-Import Bank of Korea
3.000%, 11/01/2022		781	777
2.500%, 11/01/2020		369	365
Indonesia Government International Bond MTN
5.875%, 03/13/2020		240	258
5.875%, 01/15/2024 (C)		840	955
5.250%, 01/08/2047 (C)		200	226
5.125%, 01/15/2045 (C)		200	221
4.350%, 01/11/2048		460	467
3.850%, 07/18/2027 (C)		200	205
3.500%, 01/11/2028		610	608
2.950%, 01/11/2023		735	729

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Japan Bank for International Cooperation
2.250%, 02/24/2020		$882	$878
1.875%, 04/20/2021		256	250
1.750%, 05/28/2020		650	641
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	1,870
Japan Treasury Discount Bills
0.000%, 01/29/2018 (B)	JPY	415,000	3,684
-0.158%, 01/10/2018 (B)(F)		465,000	4,128
-0.240%, 02/26/2018 (B)(F)		1,925,000	17,092
Kuwait International Government Bond
3.500%, 03/20/2027 (C)		$780	792
Mexico Government International Bond MTN
6.050%, 01/11/2040		1,110	1,308
5.750%, 10/12/2110		309	329
4.750%, 03/08/2044		1,330	1,345
4.600%, 02/10/2048		571	564
3.600%, 01/30/2025 (D)		780	790
Nigeria Government International Bond MTN
6.500%, 11/28/2027 (C)		220	229
Paraguay Government International Bond
6.100%, 08/11/2044 (C)		325	370
Peruvian Government International Bond
6.550%, 03/14/2037 (D)		90	122
5.625%, 11/18/2050 (D)		580	744
Provincia de Buenos Aires
7.875%, 06/15/2027 (C)		250	278
6.500%, 02/15/2023 (C)		300	322
Republic of Poland Government International Bond
4.000%, 01/22/2024		1,310	1,397
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030 (E)		592	680
4.500%, 04/04/2022		400	424
Russian Government International Bond
7.500%, 03/31/2030 (C)(E)		261	300
Saudi Government International Bond MTN
4.625%, 10/04/2047 (C)		230	235
3.625%, 03/04/2028 (C)		373	370
2.875%, 03/04/2023 (C)		505	496

Total Sovereign Debt (Cost $59,354) ($ Thousands)			60,067

LOAN PARTICIPATIONS – 1.7%
1011778 BC ULC/New Red Finance, Cov-Lite, Term Loan B3, 1st Lien
3.943%, VAR LIBOR+2.250%, 02/16/2024		82	82

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
3.823%, VAR LIBOR+2.250%, 02/16/2024	$682	$682
Air Medical Group Holdings, Term Loan, 1st Lien
4.943%, VAR LIBOR+3.250%, 04/28/2022	728	725
Albertson’s LLC, 2017-1 Term B-6 Loan, 1st Lien
4.462%, VAR LIBOR+3.000%, 06/22/2023	234	229
Albertson’s LLC, Cov-Lite, Term Loan B4, 1st Lien
4.319%, VAR LIBOR+2.750%, 08/25/2021	328	321
American Airlines, Inc., 2017 Class B Term Loan
3.477%, 12/14/2023	70	70
American Airlines, Inc., 2017 Replacement Term Loan
3.328%, VAR LIBOR+2.000%, 06/27/2020	694	694
American Axle & Manufacturing Inc. Term Loan
3.810%, 04/06/2024	306	307
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
3.620%, 04/06/2024	37	37
American Builders & Contractors Supply Co., Inc., Additional Term B-1 Loan
3.850%, VAR LIBOR+2.500%, 10/31/2023	765	767
Aramark Intermediate HoldCo, Cov-Lite, Term Loan B1, 1st Lien
3.569%, 03/07/2025	380	382
Aristocrat Leisure Limited, Term B-2 Loan, 1st Lien
3.363%, VAR LIBOR+2.000%, 10/20/2021	71	71
Avolon Borrower 1 (US) LLC, Initial Term B-2 Loan, 1st Lien
3.751%, VAR LIBOR+2.750%, 03/21/2022	1,009	1,001
Beacon Roofing, Term Loan, 1st Lien
3.750%, 10/01/2022	760	762
Berry Global Group Inc., Term Loan
3.488%, 01/19/2024	68	68
Berry Global, Inc. (fka Berry Plastics Corporation), Term M Loan, 1st Lien
3.492%, VAR LIBOR+2.250%, 10/01/2022	461	462
3.488%, VAR LIBOR+2.250%, 10/01/2022	229	230

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Boyd Gaming Corporation, Refinancing Term B Loan
3.975%, VAR LIBOR+2.500%, 09/15/2023	$279	$280
Caesars Resort Collection LLC, Cov-Lite, Term Loan, 1st Lien
4.336%, 10/02/2024	474	476
Catalent Pharma, Term Loan, 1st Lien
3.492%, 05/20/2024	593	598
CBS Radio Inc. Term Loan B (2017)
4.172%, 03/02/2024	90	90
CenturyLink, Cov-Lite, Term Loan B, 1st Lien
4.319%, VAR Ticking Fee+2.750%, 01/31/2025	665	641
Change Healthcare Holdings, (fka Emdeon), Closing Date Term Loan, 1st Lien
4.319%, 03/01/2024	263	263
Charter Comm Operating, LLC, Term Loan I-1
3.600%, 01/15/2024	1,475	1,475
CityCenter Holdings, Term Loan B, 1st Lien
4.069%, VAR LIBOR+2.500%, 04/18/2024	68	69
CSC Holdings, LLC (fka CSC Holdings, Inc.), March 2017 Refinancing Term Loan, 2nd Lien
3.741%, VAR LIBOR+2.250%, 07/17/2025	131	130
Dell International L.L.C. (EMC Corporation), Replacement Term A-2 Loan
3.100%, 09/07/2021	573	572
Dell International LLC, Cov-Lite, Term Loan B, 1st Lien
3.570%, 09/07/2023	440	440
Delos Finance S.à r.l., New Loan, 1st Lien
3.333%, VAR LIBOR+2.000%, 10/06/2023	1,000	1,007
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.), Term Loan (DIP), 1st Lien
4.242%, VAR LIBOR+3.000%, 06/30/2018	1,170	1,173
First Data Corporation, 2022D New Dollar Term Loan, 1st Lien
3.802%, VAR LIBOR+2.250%, 07/08/2022	916	917
First Data, Term Loan, 1st Lien
3.802%, 04/26/2024	1,009	1,009
Flying Fortress Holdings, LLC (fka Flying Fortress Inc.), New Loan (2017), 1st Lien
3.333%, VAR LIBOR+2.000%, 10/30/2022	560	564

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Golden Nugget, Cov-Lite, Term Loan B, 1st Lien
4.857%, 10/04/2023	$527	$530
4.656%, 10/04/2023	235	237
HCA Inc., Tranche B-8 Term Loan, 1st Lien
3.600%, VAR LIBOR+2.250%, 02/15/2024	622	625
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 1st Lien
3.552%, VAR LIBOR+2.000%, 10/25/2023	758	762
Jaguar Holding Co I, Cov-Lite, Term Loan, 1st Lien
4.443%, VAR LIBOR+2.750%, 08/18/2022	668	668
4.319%, 08/18/2022	90	90
Level 3 Financing, Cov-Lite, Term Loan B, 1st Lien
3.696%, VAR LIBOR+2.250%, 02/22/2024	760	760
MA Financeco., LLC, Tranche B-2 Term Loan,
4.069%, 11/19/2021	12	12
MGM Growth Properties
3.819%, VAR LIBOR+2.250%, 04/25/2023	752	754
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan
4.210%, VAR LIBOR+2.750%, 01/30/2023	396	395
4.100%, VAR LIBOR+2.750%, 01/30/2023	1,041	1,041
4.033%, VAR LIBOR+2.750%, 01/30/2023	558	558
Micro Focus, Seattle SpinCo
4.063%, 06/21/2024	83	83
MPH Acquisition Holdings LLC, Initial Term Loan
4.333%, VAR LIBOR+3.000%, 06/07/2023	755	756
Numbericable, Term Loan B, 1st Lien
4.349%, 01/31/2026	585	566
ON Semiconductor, Cov-Lite, Term Loan B, 1st Lien
3.569%, 03/31/2023	447	448
Party City, 2016 Replacement Term Loan, 1st Lien
4.580%, VAR LIBOR+3.000%, 08/19/2022	157	157
4.380%, VAR LIBOR+3.000%, 08/19/2022	327	328
4.340%, VAR LIBOR+3.000%, 08/19/2022	42	43

32	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
PETCO Animal Supplies, Cov-Lite, Term Loan B1, 1st Lien
4.380%, VAR LIBOR+3.000%, 01/26/2023	$503	$378
PetSmart, Cov-Lite, Term Loan B, 1st Lien
4.570%, VAR LIBOR+3.000%, 03/11/2022	677	540
Post Holdings, Inc., Series A Incremental Term Loan, 1st Lien
3.600%, VAR LIBOR+2.250%, 05/24/2024	785	788
Prime Security Services, Term Loan
4.100%, 05/02/2022	670	674
Quikrete Holdings, Inc., Initial Loan,
4.100%, 11/15/2023	772	773
Reynolds Group Holdings, Cov-Lite, Term Loan, 1st Lien
4.319%, VAR LIBOR+2.750%, 02/05/2023	622	625
RPI Finance Trust, Initial Term Loan B-6, 1st Lien
3.693%, VAR LIBOR+2.000%, 03/27/2023	103	103
Scientific Games International, Inc., Initial Term B-4 Loan
4.673%, 08/14/2024	95	95
Scientific Games International, Term Loan B, 1st Lien
4.819%, VAR LIBOR+3.250%, 08/14/2024	954	961
Sinclair Television/Sinclair Broadcast, Term Loan, 1st Lien
0.000%, 12/12/2024 (G)	440	439
Sprint Communications, Term Loan, 1st Lien
4.125%, VAR LIBOR+2.500%, 02/02/2024	133	133
Staples, Cov-Lite, Term Loan B, 1st Lien
5.489%, VAR LIBOR+4.000%, 09/12/2024	313	306
Trans Union LLC, Cov-Lite, Term Loan B3, 1st Lien
3.569%, VAR LIBOR+2.000%, 04/10/2023	614	616
Unitymedia Finance LLC, Cov-Lite, Term Loan D, 1st Lien
0.000%, 01/20/2026 (G)	470	469
Univision Communications, Term Loan C, 1st Lien
4.319%, VAR LIBOR+2.750%, 03/15/2024	1,662	1,656

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
UPC Financing Partnership, Cov-Lite, Term Loan, 1st Lien
3.977%, 01/15/2026	$745	$744
Virgin Media Bristol LLC, K Facility, 1st Lien
3.977%, 01/30/2026	408	408
XPO Logistics, Inc., Refinanced Term Loan, 1st Lien
3.599%, VAR LIBOR+2.250%, 11/01/2021	559	562
Ziggo B.V. Term Loan E
3.977%, 04/15/2025	171	170

Total Loan Participations (Cost $36,197) ($ Thousands)		35,847

U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.1%
FHLB DN
3.987%, 03/21/2018 (B)	1,980	1,974
1.382%, 04/27/2018 (B)	1,840	1,832
1.308%, 02/22/2018 (B)	2,850	2,845
1.254%, 02/09/2018 (B)	3,220	3,215
1.154%, 02/28/2018 (B)	2,520	2,515
1.133%, 01/26/2018 (B)	2,400	2,398
FICO STRIPS, PO
0.000%, 05/11/2018 (B)	1,910	1,899
0.000%, 11/02/2018 (B)	1,800	1,772
FNMA
2.841%, 10/09/2019 (B)	2,815	2,711
Tennessee Valley Authority
3.875%, 02/15/2021	1,510	1,592

Total U.S. Government Agency Obligations (Cost $21,875) ($ Thousands)		22,753

MUNICIPAL BONDS – 0.6%

California – 0.2%
California State, GO
7.600%, 11/01/2040	355	567
6.200%, 03/01/2019	1,775	1,861
Los Angeles, Community College District, GO
6.750%, 08/01/2049	488	757
San Jose, Redevelopment Agency Successor Agency, Ser A-T, TA
3.176%, 08/01/2026	1,000	1,000

		4,185

Massachusetts – 0.1%
Massachusetts State, GO
4.910%, 05/01/2029	900	1,057

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	33

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Nevada – 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	$338	$527

New York – 0.2%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	670	774
New York City, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	900	1,009
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-2, RB
2.900%, 05/01/2026	1,250	1,235
New York City, Water & Sewer System, RB
5.952%, 06/15/2042	750	1,048
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	850	997

		5,063

Ohio – 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	207	233

Texas – 0.1%
Brazos Higher Education Authority, Ser 2006- 2, RB
1.338%, 12/26/2024 (H)	371	371
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049 (D)	459	698

		1,069

Total Municipal Bonds (Cost $10,987) ($ Thousands)		12,134

	Shares

PREFERRED STOCK – 0.0%
Citigroup Capital XIII, 7.750%	18,975	521

Total Preferred Stock (Cost $491) ($ Thousands)		521

AFFILIATED PARTNERSHIP – 2.5%
SEI Liquidity Fund, L.P. 1.350% **†(I)	53,263,100	53,254

Total Affiliated Partnership (Cost $53,248) ($ Thousands)		53,254

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 3.9%
SEI Daily Income Trust, Government Fund, Cl F 1.040%**†	83,679,964	$83,680

Total Cash Equivalent (Cost $83,680) ($ Thousands)		83,680

	Face Amount (Thousands)

REPURCHASE AGREEMENT (J) – 2.1%
1.390%, dated 12/29/17, to be repurchased on 01/02/2018, repurchase price $44,306,842	$44,300	44,300

Total Repurchase Agreement (Cost $44,300) ($ Thousands)		44,300

Total Investments in Securities – 113.3% (Cost $2,396,815) ($ Thousands)		$2,411,487

	Contracts

PURCHASED OPTIONS* – 0.0%

Total Purchased Options (K) (Cost $608) ($ Thousands)	1,280	$623

WRITTEN OPTIONS* – 0.0%

Total Written Options (K) (Premiums Received $179) ($ Thousands)	(889)	$(147)

34	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

A list of the exchange traded option contracts held by the Fund at December 31, 2017, is as follows:

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)

PURCHASED OPTIONS – 0.0%

Put Options
Eurodollar Mid-Curve Option*	100	$24,449	$97.88	02/17/18	$29
Eurodollar Mid-Curve Option*	150	36,673	97.75	03/17/18	23
Euro-BUND Option *	21	3,395	162.00	01/20/18	22
IMM Eurodollar Future Option*	58	14,245	98.25	03/17/18	7
U.S. 10 Year Future Option*	65	8,063	123.00	01/20/18	8
U.S. 10 Year Future Option*	42	5,210	124.00	01/20/18	18
U.S. 5 Year Future Option*	64	7,434	115.50	01/20/18	3
U.S. Bond Future Option*	53	8,109	151.00	01/20/18	27
U.S. Bond Future Option*	29	4,437	152.00	01/20/18	24
U.S. Bond Future Option*	217	33,201	153.00	01/20/18	275

		145,216			436

Call Options
IMM Eurodollar Future Option*	71	17,438	98.50	01/20/18	–
U.S. 10 Year Future Option*	66	8,187	124.00	01/20/18	31
U.S. 10 Year Future Option*	27	3,349	124.25	01/20/18	10
U.S. 5 Year Future Option*	124	14,404	116.50	01/20/18	16
U.S. 5 Year Future Option*	107	12,430	116.75	01/20/18	8
U.S. Bond Future Option*	22	3,366	151.00	01/20/18	55
U.S. Bond Future Option*	42	6,426	154.00	01/20/18	34
U.S. Long Treasury Bond*	22	–	151.50	01/20/18	33

		65,600			187

Total Purchased Options		$210,816			$623

WRITTEN OPTIONS – 0.0%

Put Options
Eurodollar Mid-Curve Option*	(100)	(24,449)	97.75	02/17/18	(11)
Eurodollar Mid-Curve Option*	(8)	(1,956)	97.75	01/20/18	–
Euro-BUND OPTION*	(14)	(2,264)	160.50	01/20/18	(5)
U.S. 10 Year Future Option*	(34)	(4,218)	122.50	01/20/18	(2)
U.S. 10 Year Future Option*	(57)	(7,071)	122.00	02/17/18	(7)
U.S. 5 Year Future Option*	(32)	(3,717)	116.00	01/20/18	(6)
U.S. 5 Year Future Option*	(57)	(6,621)	115.75	01/20/18	(6)
U.S. 5 Year Future Option*	(64)	(7,434)	115.50	02/17/18	(9)
U.S. Bond Future Option*	(12)	(1,836)	148.00	01/20/18	(1)
U.S. Bond Future Option*	(33)	(5,049)	149.00	01/20/18	(6)

		(64,615)			(53)

Call Options
U.S. 10 Year Future Option*	(65)	(8,063)	125.50	01/20/18	(5)
U.S. 10 Year Future Option*	(34)	(4,218)	126.50	01/20/18	(1)
U.S. 10 Year Future Option*	(54)	(6,698)	126.00	02/17/18	(8)
U.S. 10 Year Future Option*	(57)	(7,071)	126.50	02/17/18	(5)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	35

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)

WRITTEN OPTIONS (continued)
U.S. 5 Year Future Option*	(64)	$(7,434)	$118.50	02/17/18	$(1)
U.S. 5 Year Future Option*	(128)	(14,869)	117.75	02/17/18	(6)
U.S. Bond Future Option*	(44)	(6,732)	153.00	01/20/18	(56)
U.S. Bond Future Option*	(32)	(4,896)	158.00	02/17/18	(12)

		(59,981)			(94)

Total Written Options		$(124,596)			$(147)

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	(42)	Sep-2018	$(10,330)	$(10,286)	$44
90-Day Euro$	(154)	Dec-2018	(37,717)	(37,674)	43
90-Day Euro$	(113)	Dec-2019	(27,568)	(27,592)	(24)
90-Day Euro$	(522)	Mar-2018	(128,396)	(128,203)	193
90-Day Euro$	(303)	Jun-2018	(74,372)	(74,292)	80
Euro	(18)	Feb-2018	(2,666)	(2,717)	(51)
Euro-Bob	(87)	Mar-2018	(13,622)	(13,749)	45
Euro-BTP	52	Mar-2018	8,530	8,501	(140)
Euro-Bund	(233)	Mar-2018	(44,907)	(45,236)	253
U.S. 10-Year Treasury Note	1,032	Mar-2018	128,435	128,016	(419)
U.S. 2-Year Treasury Note	345	Mar-2018	74,011	73,868	(143)
U.S. 5-Year Treasury Note	856	Mar-2018	99,697	99,436	(261)
U.S. Long Treasury Bond	(272)	Mar-2018	(41,666)	(41,616)	50
U.S. Ultra Long Treasury Bond	(1)	Mar-2018	(168)	(167)	1
Ultra 10-Year U.S. Treasury Note	(110)	Mar-2018	(14,707)	(14,692)	15

			$(85,446)	$(86,403)	$(314)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2017 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	01/19/18	EUR	572	USD	676	(11)
Citigroup	01/19/18	GBP	1,110	USD	1,480	(23)
Citigroup	01/19/18	USD	2,402	EUR	2,020	27
Citigroup	01/19/18	USD	4,358	IDR	59,300,390	17
Citigroup	01/19/18	USD	4,567	INR	301,350	149
Citigroup	01/19/18	USD	5,897	BRL	18,940	(200)
Citigroup	01/19/18	USD	11,145	JPY	1,260,080	53
Citigroup	01/19/18	CNH	29,200	USD	4,367	(113)
Citigroup	01/19/18	CNY	72,168	USD	10,890	(184)
Citigroup	01/19/18	IDR	533,430	USD	39	–
Citigroup	01/19/18	JPY	1,260,085	USD	11,278	80
Deutsche Bank	05/15/18	PHP	300,620	USD	5,755	(248)
Goldman Sachs	01/10/18 - 02/26/18	JPY	2,805,000	USD	25,047	87
Goldman Sachs	01/19/18	EUR	140	USD	166	(3)

						$(369)

36	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2017, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.63% USD	3-MONTH USD LIBOR	Quarterly	11/15/2043	USD	2,030	$(23)	$(12)	$(11)

1.498	6-MONTH EUR - EURIBOR	Monthly	08/23/2047	EUR	2,845	(1)	3	(3)

3-MONTH USD LIBOR	2.25%	Quarterly	05/31/2022	USD	14,976	(10)	28	(38)

2.47% USD	3-MONTH USD LIBOR	Semi-Annual	11/15/2043	EUR	22,074	425	456	(31)

						$391	$475	$(83)

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.29	Buy	5.00%	Quarterly	12/20/2022	$12,010	$(994)	$(863)	$(86)

CDX.NA.IG.27	Sell	1.00%	Quarterly	12/20/2021	(9,100)	289	139	14

CDX.NA.IG.28	Sell	5.00%	Quarterly	06/20/2022	(12,960)	289	245	40

						$(498)	$(479)	$(32)

Percentages are based on Net Assets of $2,129,586 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $249,487 ($ Thousands), representing 11.72% of the Net Assets of the Fund.
(D)	Certain securities or partial positions of certain securities are on loan at December 31, 2017. The total market value of securities on loan at December 31, 2017 was $51,757 ($ Thousands).
(E)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on December 31, 2017. The coupon on a step bond changes on a specified date.
(F)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(G)	Unsettled bank loan. Interest rate not available.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(I)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2017 was $53,254 ($ Thousands).
(J)	Open Ended Repurchase Agreement.
(K)	Refer to table below for details on Options Contracts.

ARM – Adjustable Rate Mortgage

ARS – Argentine Peso

BRL – Brazilian Real

Cl – Class

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

CNH – Chinese Offshore Yuan

CNY – Chinese Yuan

EUR – Euro

EURIBOR – Euro London Interbank Offered Rate

FHLMC – Federal Home Loan Mortgage Corporation

FICO – Financing Corporation

FNMA – Federal National Mortgage Association

FREMF – Freddie Mac Multi-Family

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GO – General Obligation

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	37

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

ICE – Intercontinental Exchange

IDR – Indonesian Rupiah

INR – Indian Rupee

IO – Interest Only

JPY – Japanese Yen

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

L.P. – Limited Partnership

MTN – Medium Term Note

PHP – Philippine Peso

PLC – Public Limited Company

PO – Principal Only

RB – Revenue Bond

Re-REMIC – Resecuritization of Real Estate Mortgage Investment Conduit

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

TA – Tax Allocation

TBA – To Be Announced

ULC – Unlimited Liability Company

USD – United States Dollar

VAR – Variable

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$678,018	$–	$678,018
U.S. Treasury Obligations	39,560	591,348	–	630,908
Corporate Obligations	–	608,624	–	608,624
Asset-Backed Securities	–	181,381	–	181,381
Sovereign Debt	–	60,067	–	60,067
Repurchase Agreement	–	44,300	–	44,300
Loan Participations	–	35,847	–	35,847
U.S. Government Agency
Obligations	–	22,753	–	22,753
Municipal Bonds	–	12,134	–	12,134
Preferred Stock	521	–	–	521

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Partnership	$–	$53,254	$–	$53,254
Cash Equivalent	83,680	–	–	83,680

Total Investments in Securities	$123,761	$2,287,726	$–	$2,411,487

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$623	$–	$–	$623
Written Options	(147)	–	–	(147)
Futures Contracts *
Unrealized Appreciation	724	–	–	724
Unrealized Depreciation	(1,038)	–	–	(1,038)
Forwards Contracts *
Unrealized Appreciation	–	413	–	413
Unrealized Depreciation	–	(782)	–	(782)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	–	54	–	54
Unrealized Depreciation	–	(86)	–	(86)
Interest Rate Swaps *
Unrealized Depreciation	–	(83)	–	(83)

Total Other Financial Instruments	$162	$(484)	$–	$(322)

*Futures contracts, forwards contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$137,563	$181,938	$(266,256)	$(1)	$10	$53,254	$106
SEI Daily Income Trust, Government Fund, Cl F	127,390	430,940	(474,650)	–	–	83,680	138

Totals	$264,953	$612,878	$(740,906)	$(1)	$10	$136,934	$244

As of December 31, 2017, the Core Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $22.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$–	$–	$–	$496,616	$496,616
Maximum potential amount of future payments	–	–	–	22,060,000	22,060,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–
Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

38	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Fixed Income Fund (Continued)

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-400	$–	$–	$22,060,000	$–	$–	$22,060,000
> than 400	–	–	–	–	–	–
Total	–	–	$22,060,000	$–	$–	$22,060,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	39

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 34.5%
U.S. Treasury Bills
1.325%, 04/19/2018 (A)	$12,230	$12,179
1.130%, 03/01/2018 (A)	287	287
U.S. Treasury Bonds
3.816%, 02/15/2045 (A)	3,105	1,460
3.750%, 11/15/2043	21,070	25,105
3.000%, 05/15/2045	815	856
3.000%, 11/15/2045	810	851
3.000%, 02/15/2047	10,083	10,604
3.000%, 05/15/2047	11,468	12,057
2.903%, 08/15/2045 (A)	2,810	1,303
2.875%, 05/15/2043	1,345	1,383
2.875%, 08/15/2045	8,745	8,969
2.875%, 11/15/2046	7,100	7,283
2.750%, 08/15/2047	12,234	12,249
2.750%, 11/15/2047	30,903	30,954
2.500%, 02/15/2045	14,820	14,128
2.500%, 02/15/2046	25,120	23,904
2.500%, 05/15/2046	10,373	9,867
2.250%, 08/15/2046	3,620	3,266
2.000%, 02/15/2025	21,910	21,418
U.S. Treasury Inflation Protected Securities
1.375%, 07/15/2018	2,396	2,423
1.375%, 02/15/2044	64	73
0.875%, 02/15/2047	5,012	5,208
0.750%, 02/15/2042	240	242
0.625%, 01/15/2024	159	161
0.625%, 02/15/2043	2,972	2,908
0.375%, 07/15/2027	7,227	7,189
0.125%, 04/15/2018	2,913	2,910
0.125%, 04/15/2022	8,388	8,329
0.125%, 07/15/2026	3,550	3,469
U.S. Treasury Notes
2.375%, 05/15/2027	3,395	3,385
2.250%, 10/31/2024	721	718
2.250%, 12/31/2024	5,600	5,570
2.250%, 02/15/2027	754	744
2.250%, 08/15/2027	16,707	16,472
2.250%, 11/15/2027	16,177	15,949
2.125%, 12/31/2022	42,781	42,604
2.125%, 11/30/2024	8,050	7,944
2.000%, 08/31/2021	4,610	4,595
2.000%, 10/31/2021	2,942	2,929
2.000%, 12/31/2021	9,794	9,744
2.000%, 10/31/2022	12,645	12,535
2.000%, 11/30/2022 (B)	48,935	48,490
2.000%, 11/15/2026	5,430	5,255
1.875%, 12/31/2019	7,754	7,752
1.875%, 12/15/2020	16,125	16,078
1.875%, 01/31/2022	10,211	10,105
1.875%, 03/31/2022	11,495	11,365
1.875%, 04/30/2022	2,226	2,199

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.875%, 07/31/2022	$14,540	$14,343
1.750%, 11/30/2019	7,792	7,772
1.750%, 11/15/2020	704	700
1.750%, 12/31/2020	1,199	1,191
1.750%, 01/31/2023	4,180	4,086
1.625%, 03/31/2019	18,816	18,761
1.625%, 07/31/2020	1,788	1,774
1.625%, 10/15/2020	4,311	4,273
1.625%, 08/31/2022	2,761	2,693
1.500%, 12/31/2018	5,205	5,188
1.500%, 01/31/2019	4,595	4,578
1.500%, 10/31/2019	7,901	7,847
1.500%, 05/31/2020	2,878	2,850
1.500%, 07/15/2020	1,787	1,768
1.500%, 08/15/2020	4,586	4,535
1.500%, 08/15/2026	14,684	13,662
1.375%, 02/28/2019	3,395	3,377
1.375%, 07/31/2019	9,772	9,698
1.375%, 09/30/2019	6,672	6,614
1.375%, 08/31/2020	1,419	1,398
1.375%, 09/30/2020	2,571	2,532
1.375%, 05/31/2021	3,635	3,553
1.250%, 01/31/2019	2,175	2,161
1.250%, 04/30/2019	5,077	5,037
1.250%, 08/31/2019	722	715
1.125%, 01/15/2019	7,610	7,555
1.125%, 01/31/2019	19,015	18,870
1.125%, 02/28/2019	3,215	3,189
1.125%, 02/28/2021	4,362	4,242
1.125%, 07/31/2021	3,894	3,766
1.000%, 03/15/2019	8,940	8,850

Total U.S. Treasury Obligations (Cost $630,760) ($ Thousands)		633,046

MORTGAGE-BACKED SECURITIES — 31.3%

Agency Mortgage-Backed Obligations — 27.6%
FHLMC
10.000%, 03/17/2026	36	36
7.500%, 01/01/2032 to 02/01/2038	295	332
6.500%, 10/01/2031 to 09/01/2038	268	298
6.000%, 02/01/2018 to 09/01/2038	352	387
5.500%, 06/01/2020 to 08/01/2037	318	331
5.000%, 03/01/2034 to 07/01/2044	2,000	2,185
4.500%, 08/01/2020 to 06/01/2047	7,220	7,711
4.000%, 10/01/2029 to 12/01/2047	14,764	15,535
3.500%, 09/01/2026 to 12/01/2047	34,434	35,602
3.000%, 03/01/2031 to 03/01/2047	15,723	15,750
FHLMC ARM
3.085%, VAR ICE LIBOR USD 12 Month+1.623%, 02/01/2045	251	255

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	$98	$108
FHLMC CMO, Ser 2005-2945, Cl SA
9.635%, VAR LIBOR USD 1 Month+12.294%, 03/15/2020	2	2
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020 (A)	2	2
FHLMC CMO, Ser 2007-3281, Cl AI, IO
4.953%, VAR LIBOR USD 1 Month+6.430%, 02/15/2037	95	16
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	4	3
FHLMC CMO, Ser 2011-3804, Cl FN
1.927%, VAR LIBOR USD 1 Month+0.450%, 03/15/2039	40	40
FHLMC CMO, Ser 2011-3829, Cl ED
3.500%, 10/15/2028	64	64
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	153	153
FHLMC CMO, Ser 2011-3947, Cl SG, IO
4.473%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	438	66
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	745	73
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	944	93
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	435	68
FHLMC CMO, Ser 2013-4203, Cl PS, IO
4.773%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	360	53
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	225	210
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	561	57
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.992%, 02/15/2038 (C)	45	3
FHLMC CMO, Ser 2014-4335, Cl SW, IO
4.523%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	139	25
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.941%, 04/15/2041 (C)	154	7
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	377	394
FHLMC CMO, Ser 2015-4529, Cl HC
3.000%, 10/15/2039	222	223
FHLMC CMO, Ser 2016-353, Cl S1, IO
4.523%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	276	55
FHLMC CMO, Ser 2016-4604, Cl AB
3.000%, 08/15/2046	572	577

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2016-4639, Cl HZ
1.750%, 04/15/2053	$1,575	$1,475
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	1,827	1,905
FHLMC CMO, Ser 2017-4700, Cl QJ
4.000%, 07/15/2044	1,493	1,559
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	986	1,040
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	4,251	4,286
FHLMC Multifamily Structured Pass Through Certificates, Ser KBAM, Cl A
2.072%, VAR LIBOR USD 1 Month+0.700%, 09/25/2022	2,440	2,449
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	485	507
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
0.956%, 08/25/2023 (C)	7,679	342
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
1.732%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024	940	927
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl X, IO
1.086%, 03/25/2026 (C)	18	1
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A2
2.328%, 06/25/2021	170	170
FHLMC Multifamily Structured Pass-Through Certificates, Ser KS03, Cl A4
3.161%, 05/25/2025 (C)	1,650	1,685
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	326
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
3.752%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	464	478
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.202%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	304	309
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
4.152%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	309	315
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
4.402%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	627	649

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.752%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	$768	$777
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
4.076%, 10/25/2037 (C)	158	162
FHLMC TBA
4.000%, 01/15/2041	5,100	5,333
3.500%, 01/01/2041	13,770	14,141
3.000%, 01/15/2043	3,900	3,899
FNMA
7.500%, 10/01/2037 to 04/01/2039	226	272
7.000%, 04/01/2032 to 01/01/2039	125	141
6.500%, 05/01/2027 to 10/01/2038	253	283
6.000%, 10/01/2019 to 10/01/2040	999	1,117
5.500%, 02/01/2021 to 02/01/2035	113	124
5.000%, 01/01/2020 to 08/01/2056	4,668	5,070
4.540%, 01/01/2020	442	460
4.500%, 01/01/2020 to 04/01/2056	15,317	16,500
4.410%, 05/01/2021	354	373
4.360%, 05/01/2021	949	1,006
4.350%, 04/01/2021	741	784
4.300%, 04/01/2021	233	247
4.250%, 04/01/2021	250	264
4.240%, 06/01/2021	937	991
4.230%, 03/01/2020	358	370
4.200%, 04/01/2021	662	698
4.060%, 07/01/2021	979	1,031
4.000%, 04/01/2024 to 08/01/2056	71,377	75,233
3.590%, 12/01/2020	439	453
3.500%, 08/01/2028 to 03/01/2057	18,779	19,424
3.430%, 10/01/2020	887	911
3.410%, 10/01/2030	823	850
3.390%, 01/01/2031	700	722
3.340%, 07/01/2030	600	617
3.290%, 10/01/2020 to 09/01/2032	998	1,022
3.260%, 10/01/2030	723	737
3.240%, 06/01/2029	955	977
3.230%, 11/01/2020	319	326
3.168%, VAR ICE LIBOR USD 12 Month+1.620%, 10/01/2047	640	653
3.120%, 06/01/2035	850	845
3.110%, 02/01/2028	465	474
3.080%, 04/01/2030	500	502
3.040%, 04/01/2030	500	501
3.000%, 02/01/2027 to 02/01/2047	7,123	7,210
2.600%, 10/01/2031	735	703
2.537%, 03/01/2023	2,636	2,627
2.500%, 10/01/2042	247	240

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
4.377%, VAR ICE LIBOR USD 12 Month+1.776%, 04/01/2040	$112	$118
3.235%, VAR ICE LIBOR USD 12 Month+1.620%, 06/01/2047	828	848
3.133%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	817	836
3.027%, VAR ICE LIBOR USD 12 Month+1.610%, 12/01/2047	643	653
2.990%, VAR ICE LIBOR USD 12 Month+1.620%, 08/01/2047	847	864
2.950%, VAR ICE LIBOR USD 12 Month+1.610%, 10/01/2047	735	748
2.689%, VAR ICE LIBOR USD 12 Month+1.610%, 05/01/2046	505	512
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	49	53
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	214	225
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	236	264
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	163	31
FNMA CMO, Ser 2007-108, Cl AN
8.048%, 11/25/2037 (C)	54	62
FNMA CMO, Ser 2009-103, Cl MB
3.512%, 12/25/2039 (C)	103	110
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	514	471
FNMA CMO, Ser 2011-43, Cl AN
3.500%, 12/25/2028	129	130
FNMA CMO, Ser 2011-87, Cl SG, IO
4.998%, VAR LIBOR USD 1
Month+6.550%, 04/25/2040	373	42
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	54	5
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	549	47
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	576	65
FNMA CMO, Ser 2012-35, Cl SC, IO
4.948%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042	125	24
FNMA CMO, Ser 2013-124, Cl SB, IO
4.398%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	221	42
FNMA CMO, Ser 2013-126, Cl CS, IO
4.598%, VAR LIBOR USD 1 Month+6.150%, 09/25/2041	606	82
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	290	266

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-54, Cl BS, IO
4.598%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	$134	$27
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	160	16
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	684	72
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	434	447
FNMA CMO, Ser 2014-47, Cl AI, IO
1.917%, 08/25/2044 (C)	374	22
FNMA CMO, Ser 2015-56, Cl AS, IO
4.598%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	79	17
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	1,459	1,508
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	808	812
FNMA CMO, Ser 2017-76, Cl SB, IO
4.548%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	984	180
FNMA CMO, Ser 2017-85, Cl SC
4.648%, VAR LIBOR USD 1 Month+6.200%, 11/25/2047	288	52
FNMA TBA
5.000%, 01/01/2038	1,500	1,612
4.500%, 02/18/2019 to 01/01/2038	22,885	24,325
4.000%, 11/15/2034	30,215	31,597
3.500%, 01/01/2041 to 02/25/2041	43,830	44,977
3.000%, 01/16/2026 to 01/15/2043	17,450	17,633
FNMA, Ser 2014-M12, Cl FA
1.538%, VAR LIBOR USD 1 Month+0.300%, 10/25/2021	143	143
FNMA, Ser 2014-M8, Cl X2, IO
0.405%, 06/25/2024 (C)	8,550	185
FNMA, Ser 2015-M10, Cl A2
3.092%, 04/25/2027 (C)	544	551
FNMA, Ser 2015-M3, Cl FA
1.458%, VAR LIBOR USD 1 Month+0.220%, 06/25/2018	39	39
FNMA, Ser 2017-M13, Cl A2
2.939%, 09/25/2027 (C)	495	496
FNMA, Ser 2017-M4, Cl A2
2.597%, 12/25/2026 (C)	504	494
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (C)	453	451
FNMA, Ser M15, Cl ATS2
3.136%, 11/25/2027 (C)	50	50
GNMA
7.500%, 10/15/2037	41	48
7.000%, 09/15/2031	38	44
6.500%, 12/15/2035	340	390

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
6.000%, 09/20/2038	$72	$80
5.000%, 12/20/2039 to 09/20/2047	3,379	3,615
4.500%, 05/20/2045 to 01/01/2048	7,911	8,430
4.000%, 07/15/2045 to 12/20/2047	9,890	10,390
3.500%, 04/20/2046 to 11/20/2047	9,553	9,887
3.000%, 04/15/2045 to 11/20/2047	8,765	8,853
2.375%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 02/20/2034	270	281
GNMA CMO, Ser 2007-51, Cl SG, IO
5.079%, VAR LIBOR USD 1 Month+6.580%, 08/20/2037	94	16
GNMA CMO, Ser 2007-78, Cl SA, IO
5.039%, VAR LIBOR USD 1 Month+6.530%, 12/16/2037	760	106
GNMA CMO, Ser 2009-66, Cl XS, IO
5.309%, VAR LIBOR USD 1 Month+6.800%, 07/16/2039	887	124
GNMA CMO, Ser 2010-4, Cl NS, IO
4.899%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	1,519	256
GNMA CMO, Ser 2010-H11, Cl FA
2.338%, VAR ICE LIBOR USD 1 Month+1.000%, 06/20/2060	514	522
GNMA CMO, Ser 2011-H08, Cl FD
1.743%, VAR ICE LIBOR USD 1 Month+0.500%, 02/20/2061	344	344
GNMA CMO, Ser 2012-34, Cl SA, IO
4.549%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	147	24
GNMA CMO, Ser 2012-43, Cl SN, IO
5.109%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042	84	18
GNMA CMO, Ser 2012-H25, Cl FA
1.943%, VAR ICE LIBOR USD 1 Month+0.700%, 12/20/2061	547	549
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.763%, VAR ICE LIBOR USD 1 Month+0.000%, 10/20/2062	707	49
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	611	100
GNMA CMO, Ser 2014-117, Cl SJ, IO
4.099%, VAR LIBOR USD 1 Month+5.600%, 08/20/2044	217	29
GNMA CMO, Ser 2014-5, Cl SP, IO
4.659%, VAR LIBOR USD 1 Month+6.150%, 06/16/2043	508	60
GNMA CMO, Ser 2014-H10, Cl TA
1.843%, VAR ICE LIBOR USD 1 Month+0.600%, 04/20/2064	695	698
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	75	16

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-H10, Cl FC
1.723%, VAR ICE LIBOR USD 1 Month+0.480%, 04/20/2065	$414	$414
GNMA CMO, Ser 2015-H18, Cl FA
1.693%, VAR ICE LIBOR USD 1 Month+0.450%, 06/20/2065	303	302
GNMA CMO, Ser 2015-H20, Cl FA
1.713%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	299	299
GNMA CMO, Ser 2017-H22, Cl IC, IO
2.179%, VAR ICE LIBOR USD 12 Month+0.000%, 11/20/2067	199	27
GNMA TBA
4.500%, 01/15/2040	11,475	12,036
4.000%, 01/01/2040	3,275	3,414
3.500%, 01/15/2041	17,975	18,582
3.000%, 01/15/2043	24,345	24,565
GNMA, Ser 2012-112, Cl IO, IO
0.311%, 02/16/2053 (C)	1,080	25
GNMA, Ser 2012-27, Cl IO, IO
0.982%, 04/16/2053 (C)	1,407	47
GNMA, Ser 2013-145, Cl IO, IO
1.072%, 09/16/2044 (C)	1,354	70
GNMA, Ser 2013-96, Cl IO, IO
0.526%, 10/16/2054 (C)	1,938	61
GNMA, Ser 2014-47, Cl IA, IO
0.377%, 02/16/2048 (C)	296	11
GNMA, Ser 2014-50, Cl IO, IO
0.867%, 09/16/2055 (C)	730	40
GNMA, Ser 2014-92, Cl IX, IO
0.692%, 05/16/2054 (C)	6,827	236
GNMA, Ser 2015-5, Cl IK, IO
0.701%, 11/16/2054 (C)	6,672	294

		505,763

Mortgage Related Securities — 0.0%
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (D)	14	14

Non-Agency Mortgage-Backed Obligations — 3.7%
7 WTC Depositor Trust, Ser 2012-7WTC, Cl A
4.082%, 03/13/2031 (D)	48	48
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
3.661%, VAR ICE LIBOR USD 6 Month+2.000%, 02/25/2045	403	411
AOA Mortgage Trust, Ser 2015-1177, Cl A
2.957%, 12/13/2029 (D)	930	936

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.917%, 03/26/2037 (C)(D)	$46	$46
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
3.883%, 12/20/2034 (C)	20	20
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
1.791%, VAR ICE LIBOR USD 1 Month+0.290%, 07/20/2036	1,261	1,262
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	330	337
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (D)	600	608
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (D)	150	148
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (C)(D)	66	68
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.586%, 05/25/2034 (C)	14	14
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
3.280%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.050%, 08/25/2035	50	51
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
2.252%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2035	126	127
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
2.192%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2034	80	80
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
3.737%, 10/25/2033 (C)	486	489
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.343%, 06/11/2041 (C)(D)	23	–
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2049	125	123
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	537	531
CD Commercial Mortgage Trust, Ser 2016-CD2, Cl A4
3.526%, 11/10/2049 (C)	290	299
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	253	258
CD Commercial Mortgage Trust, Ser 2017-CD6, Cl ASB
3.332%, 11/13/2050	617	630

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CD Commerical Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	$310	$324
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (C)(D)	340	357
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	206	204
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	332	334
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl ASB
3.091%, 05/10/2058	328	331
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/2054	241	252
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A2
3.585%, 12/10/2054	332	340
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	199	203
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	264	270
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	193	192
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.613%, 02/25/2037 (C)	21	21
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.686%, 02/25/2037 (C)	30	30
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.673%, 07/25/2037 (C)	38	38
Chicago Skyscraper Trust, Ser 2017-SKY, Cl C
2.727%, VAR LIBOR USD 1 Month+1.250%, 02/15/2030 (D)	320	321
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl AAB
2.690%, 04/10/2046	226	227
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	281	281
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	140	145

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl A4
3.635%, 10/10/2047	$587	$610
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A4
3.192%, 04/10/2048	299	302
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4
3.778%, 09/10/2058	290	304
Citigroup Commercial Mortgage Trust, Ser 2017-C4, Cl A4
3.471%, 10/12/2050	840	860
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A4
3.465%, 09/15/2050	330	338
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.740%, 09/25/2033 (C)	29	29
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (C)(D)	511	–
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.553%, 12/11/2049 (C)(D)	247	1
Cold Storage Trust, Ser 2017-ICE3, Cl A 2.477%, VAR LIBOR USD 1
Month+1.000%, 04/15/2036 (D)	1,050	1,053
COMM Mortgage Trust, Ser 2012-CR2, Cl XA, IO
1.662%, 08/15/2045 (C)	631	39
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	42	42
COMM Mortgage Trust, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	591
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	79	80
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (D)	215	230
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	117	118
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 08/10/2050	43	43
COMM Mortgage Trust, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	6	6
COMM Mortgage Trust, Ser 2013-CR12, Cl A3
3.765%, 10/10/2046	161	169
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (C)	30	32
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	269	286
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.079%, 10/10/2046 (C)	10	10

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	$30	$32
COMM Mortgage Trust, Ser 2013-CR13, Cl XA, IO
0.915%, 11/12/2046 (C)	3,920	130
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (D)	299	297
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	113	112
COMM Mortgage Trust, Ser 2014-CR18, Cl XA, IO
1.220%, 07/15/2047 (C)	3,666	175
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	196	204
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	103	106
COMM Mortgage Trust, Ser 2014-UBS6, Cl A5
3.644%, 12/10/2047	482	501
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.202%, 02/10/2048 (C)	6,237	404
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (D)	310	317
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	254	255
COMM Mortgage Trust, Ser 2016-GCT, Cl A
2.681%, 08/10/2029 (D)	370	370
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
3.152%, VAR LIBOR USD 1 Month+1.720%, 10/15/2034 (D)	1,294	1,296
COMM Mortgage Trust, Ser 2017-COR2, Cl A3
3.510%, 09/10/2050	164	169
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (D)	410	413
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	266	266
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	90	95
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.360%, 03/10/2047 (C)	2,204	118
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	372	388
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	64	65

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	$57	$62
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.541%, 10/25/2033 (C)	370	369
CSAIL Commercial Mortgage Trust, Ser 2014-C3, Cl A4
3.718%, 08/15/2048	349	363
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	882	922
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	90	93
CSMC, Ser 2009-2R, Cl 1A14
3.514%, 09/26/2034 (C)(D)	503	507
CSMC, Ser 2009-2R, Cl 1A16
3.514%, 09/26/2034 (C)(D)	679	683
CSMC, Ser 2010-3R, Cl 2A3
4.500%, 12/26/2036 (C)(D)	770	787
CSMC, Ser 2014-7R, Cl 8A1
3.230%, 07/27/2037 (C)(D)	551	552
CSMC, Ser 2015-5R, Cl 1A1
1.066%, 09/27/2046 (D)	671	670
CSMC, Ser 2016-BDWN, Cl B
5.977%, VAR LIBOR USD 1 Month+4.500%, 02/15/2029 (D)	370	372
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	150	151
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (D)	100	105
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (D)	101	101
GS Mortgage Securities II, Ser SLP, Cl C
0.000%, 10/10/2032 (D)	1,310	1,341
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.866%, 11/10/2039 (C)(D)	313	–
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	39	40
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (C)	90	97
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A2
3.033%, 11/10/2046	189	190
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	228	239

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	$185	$182
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	277	275
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
3.407%, 10/25/2033 (C)	90	92
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	36	37
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	11	12
Homestar Mortgage Acceptance, Ser 2004- 5, Cl A1
2.452%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2034	145	146
Impac CMB Trust, Ser 2007-A, Cl M1
2.352%, VAR ICE LIBOR USD 1 Month+0.800%, 05/25/2037 (D)	377	351
Impac Secured Assets Trust, Ser 2004-4, Cl 1A3
2.412%, VAR ICE LIBOR USD 1 Month+0.860%, 02/25/2035	34	34
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
1.902%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	29	28
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (D)	770	839
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (C)	60	63
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	337	339
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.881%, 01/15/2047 (C)	30	32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	578	605
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.559%, 09/15/2047 (C)	120	121
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	289	301

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A4
3.227%, 10/15/2048	$389	$394
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,434	1,425
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	226	228
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (C)	270	284
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	439	461
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl ASB
3.559%, 07/15/2048	343	355
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	570	597
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	619	632
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	100	103
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050 (C)	740	759
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%, 03/15/2050 (C)	970	1,005
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.246%, 06/12/2043 (C)	1,727	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
1.632%, VAR LIBOR USD 1 Month+0.155%, 05/15/2047	41	40
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A2
3.616%, 11/15/2043 (D)	18	19
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (D)	569	583
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (D)	846	849
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.408%, 08/15/2046 (C)(D)	296	318

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/2045	$419	$431
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A5
2.840%, 12/15/2047	636	639
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	776	778
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	214	216
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	2,502	2,620
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	309	322
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	361	356
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 08/15/2049	292	289
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2049	840	825
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	733	758
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	282	287
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.726%, 08/25/2034 (C)	114	116
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.579%, 11/25/2033 (C)	58	59
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.864%, 05/25/2045 (C)(D)	269	269
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1
3.188%, 10/26/2048 (C)(D)	3,296	3,322
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.384%, 02/15/2041 (C)(D)	651	–
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (D)	310	319
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (A)(D)	7	6

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.573%, 07/25/2033 (C)	$20	$19
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.625%, 02/25/2034 (C)	11	11
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.514%, 12/12/2049 (C)(D)	77	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	396
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A2
2.964%, 07/15/2046	64	64
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	81
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	18	18
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	260
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	447	469
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl A4
3.544%, 01/15/2049	170	175
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl A4
3.720%, 12/15/2049	290	302
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.292%, 02/12/2044 (C)(D)	1,022	13
Morgan Stanley Capital I Trust, Ser 2013-WLSR, Cl A
2.695%, 01/11/2032 (D)	460	460
Morgan Stanley Capital I Trust, Ser 2014-MP, Cl A
3.469%, 08/11/2033 (D)	440	450
Morgan Stanley Capital I Trust, Ser 2015-420, Cl A
3.727%, 10/11/2050 (D)	440	454
Morgan Stanley Capital I Trust, Ser 2015-UBS8, Cl A3
3.540%, 12/15/2048	245	253
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.114%, 11/15/2049 (C)	3,489	238

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 08/15/2049	$210	$206
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 08/15/2049	357	351
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049	200	198
Morgan Stanley Capital I Trust, Ser 2017-ASHF, Cl A
2.100%, VAR LIBOR USD 1 Month+0.850%, 11/15/2034 (D)	40	40
Morgan Stanley Capital I Trust, Ser 2017-HR2, Cl A4
3.587%, 12/15/2050	285	294
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (C)(D)	250	246
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/15/2034 (D)	300	304
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057 (C)(D)	1,892	1,969
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	102	102
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	123	124
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A1
3.603%, 02/26/2036 (C)(D)	94	95
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (A)	7	7
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	28	29
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/13/2032 (C)(D)	280	290
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	162	165
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.537%, 12/25/2034 (C)	253	254
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
2.427%, VAR LIBOR USD 1 Month+0.950%, 06/15/2033 (D)	330	331
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (C)(D)	390	392

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	$36	$36
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
3.394%, 07/25/2033 (C)	104	104
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
3.315%, 12/25/2033 (C)	27	27
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	102	104
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.081%, 05/10/2045 (C)(D)	2,657	193
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl AS
3.739%, 08/15/2050 (C)	330	337
UBS Commercial Mortgage Trust, Ser 2017-C7, Cl A4
3.679%, 12/15/2050	448	465
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	402	415
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (D)	335	338
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (D)	705	727
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
3.453%, 10/25/2033 (C)	75	76
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.127%, 08/25/2033 (C)	39	39
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
3.237%, 08/25/2033 (C)	21	21
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
3.324%, 09/25/2033 (C)	66	67
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
13.194%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033	9	10
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	147	153
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.176%, 06/25/2034 (C)	46	47

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	$126	$136
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
2.332%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2045	590	594
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl C
4.176%, 07/15/2048 (C)	330	331
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A4
3.065%, 11/15/2059	530	529
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA
1.362%, 11/15/2059 (C)	5,706	479
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
3.318%, 05/25/2034 (C)	1	1
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
3.425%, 12/25/2034 (C)	51	52
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
3.352%, 06/25/2034 (C)	111	113
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
3.676%, 07/25/2034 (C)	68	69
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
3.529%, 06/25/2035 (C)	54	55
Wells Fargo Mortgage-Backed Securities Trust, Ser 2015-5R, Cl 2A1
3.390%, 03/26/2035 (C)(D)	506	531
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.441%, 06/15/2045 (C)(D)	346	17
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.340%, 05/15/2045 (C)(D)	1,075	52
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl XA, IO
1.137%, 01/15/2024	3,027	140
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (C)	300	309

		67,606

Total Mortgage-Backed Securities (Cost $574,967) ($ Thousands)		573,383

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 27.1%

Consumer Discretionary — 1.8%
21st Century Fox America
7.250%, 05/18/2018	$1,020	$1,040
6.900%, 08/15/2039	10	14
6.750%, 01/09/2038	20	27
6.650%, 11/15/2037	25	35
6.150%, 03/01/2037	20	26
6.150%, 02/15/2041	15	20
4.950%, 10/15/2045	135	159
4.750%, 11/15/2046 (B)	185	214
Amazon.com
4.950%, 12/05/2044	140	170
4.250%, 08/22/2057 (B)(D)	135	147
4.050%, 08/22/2047 (D)	475	512
3.875%, 08/22/2037 (D)	351	373
3.150%, 08/22/2027 (D)	752	753
2.800%, 08/22/2024 (B)(D)	1,355	1,351
2.400%, 02/22/2023 (D)	873	864
American Honda Finance MTN
3.875%, 09/21/2020 (D)	495	514
AutoZone
3.750%, 06/01/2027	505	512
BMW US Capital
2.150%, 04/06/2020 (D)	635	633
CBS
3.700%, 06/01/2028 (D)	300	296
3.375%, 02/15/2028	385	371
2.500%, 02/15/2023 (B)	785	765
Charter Communications Operating
6.484%, 10/23/2045	250	292
6.384%, 10/23/2035	10	12
5.375%, 05/01/2047 (B)	294	301
4.908%, 07/23/2025 (B)	720	766
4.464%, 07/23/2022	810	845
4.200%, 03/15/2028	1,020	1,012
Comcast
7.050%, 03/15/2033	90	125
4.400%, 08/15/2035	875	957
4.200%, 08/15/2034	20	21
4.000%, 08/15/2047 (B)	135	141
3.150%, 02/15/2028 (B)	934	937
2.350%, 01/15/2027	325	307
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	235
Comcast Cable Holdings
10.125%, 04/15/2022	45	58
Daimler Finance North America
2.375%, 08/01/2018 (D)	990	992
2.300%, 01/06/2020 (D)	690	688
Discovery Communications
5.200%, 09/20/2047	158	165
4.950%, 05/15/2042	135	134

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.875%, 04/01/2043	$270	$268
3.950%, 03/20/2028	257	256
ERAC USA Finance
4.500%, 02/15/2045 (D)	115	118
3.300%, 12/01/2026 (B)(D)	572	567
2.700%, 11/01/2023 (D)	160	156
Ford Motor
5.291%, 12/08/2046 (B)	540	588
Ford Motor Credit
5.875%, 08/02/2021	350	384
3.815%, 11/02/2027	469	469
3.810%, 01/09/2024	335	342
3.339%, 03/28/2022	610	617
2.979%, 08/03/2022	422	421
2.597%, 11/04/2019	700	700
2.551%, 10/05/2018	750	752
2.375%, 03/12/2019	200	200
2.343%, 11/02/2020 (B)	776	769
General Motors
6.250%, 10/02/2043	160	190
5.400%, 04/01/2048 (B)	135	147
5.200%, 04/01/2045	110	116
5.150%, 04/01/2038	480	512
4.875%, 10/02/2023	315	341
2.192%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	1,000	1,006
General Motors Financial
4.350%, 01/17/2027	779	810
3.500%, 11/07/2024	641	640
3.450%, 04/10/2022	30	30
3.200%, 07/13/2020	118	120
Historic TW
7.570%, 02/01/2024	30	37
Home Depot
4.250%, 04/01/2046	48	54
3.750%, 02/15/2024	66	69
Hyundai Capital America MTN
2.400%, 10/30/2018 (D)	38	38
McDonald’s MTN
5.350%, 03/01/2018	100	101
3.700%, 01/30/2026	140	146
3.500%, 03/01/2027	120	123
NBCUniversal Enterprise
1.974%, 04/15/2019 (D)	200	200
NBCUniversal Media
5.950%, 04/01/2041	50	65
4.450%, 01/15/2043	90	98
Newell Brands
4.200%, 04/01/2026	120	125
3.850%, 04/01/2023	130	134
3.150%, 04/01/2021	60	61

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
QVC
5.950%, 03/15/2043	$10	$10
Time Warner
5.375%, 10/15/2041	302	334
4.850%, 07/15/2045	325	341
3.800%, 02/15/2027	1,440	1,439
3.550%, 06/01/2024	385	389
Time Warner Cable
8.250%, 04/01/2019	200	213
7.300%, 07/01/2038	110	138
6.750%, 07/01/2018	40	41
6.550%, 05/01/2037	245	288
5.875%, 11/15/2040	130	141
5.500%, 09/01/2041	44	46
5.000%, 02/01/2020	320	334
TJX
2.250%, 09/15/2026	120	113
Toyota Motor Credit MTN
2.600%, 01/11/2022	720	724
2.100%, 01/17/2019	174	174
Viacom
4.250%, 09/01/2023	30	31
3.875%, 04/01/2024	30	30
WPP Finance
5.125%, 09/07/2042	60	65

		33,405

Consumer Staples — 2.1%
Alimentation Couche-Tard
3.550%, 07/26/2027 (D)	1,125	1,124
2.700%, 07/26/2022 (D)	800	793
Altria Group
4.750%, 05/05/2021	180	193
2.850%, 08/09/2022	190	191
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	1,646	1,908
3.650%, 02/01/2026	480	495
3.300%, 02/01/2023	1,683	1,722
2.650%, 02/01/2021	1,425	1,432
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	18	19
3.750%, 07/15/2042	230	224
2.500%, 07/15/2022	420	417
BAT Capital
4.540%, 08/15/2047 (D)	588	619
3.557%, 08/15/2027 (D)	1,189	1,191
3.222%, 08/15/2024 (D)	473	473
2.764%, 08/15/2022 (D)	1,689	1,680
2.297%, 08/14/2020 (D)	358	356
Church & Dwight
3.950%, 08/01/2047	180	181
3.150%, 08/01/2027	297	292

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.450%, 08/01/2022	$180	$178
Coca-Cola Femsa
2.375%, 11/26/2018	324	325
Costco Wholesale
3.000%, 05/18/2027	880	881
2.750%, 05/18/2024	522	521
2.300%, 05/18/2022	754	748
2.250%, 02/15/2022	56	56
CVS Health
5.125%, 07/20/2045	475	544
3.875%, 07/20/2025	249	257
3.500%, 07/20/2022	110	112
2.750%, 12/01/2022	510	502
CVS Pass-Through Trust
5.926%, 01/10/2034 (D)	82	93
Danone
2.947%, 11/02/2026 (D)	220	214
2.589%, 11/02/2023 (D)	330	322
2.077%, 11/02/2021 (D)	230	225
Diageo Investment
2.875%, 05/11/2022	580	589
Kraft Heinz Foods
6.875%, 01/26/2039	49	65
6.500%, 02/09/2040	140	178
6.125%, 08/23/2018	225	231
5.375%, 02/10/2020	16	17
5.200%, 07/15/2045	450	495
5.000%, 07/15/2035	70	76
5.000%, 06/04/2042	65	70
4.375%, 06/01/2046	1,351	1,338
3.950%, 07/15/2025	370	382
3.500%, 06/06/2022	620	634
3.500%, 07/15/2022	645	660
3.000%, 06/01/2026 (B)	720	693
2.800%, 07/02/2020 (B)	940	945
Kroger
2.950%, 11/01/2021	525	530
Mondelez International Holdings Netherlands BV
2.000%, 10/28/2021 (D)	2,105	2,048
1.625%, 10/28/2019 (D)	1,395	1,375
PepsiCo
4.250%, 10/22/2044	100	110
4.000%, 03/05/2042	50	53
3.100%, 07/17/2022	59	60
3.000%, 08/25/2021	31	32
3.000%, 10/15/2027	337	336
Pernod Ricard
4.450%, 01/15/2022 (D)	370	393
Philip Morris International
4.500%, 03/20/2042	70	76
2.500%, 08/22/2022	250	248

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 11/02/2022	$290	$287
2.000%, 02/21/2020	1,280	1,272
1.875%, 11/01/2019	1,060	1,054
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (D)	1,430	1,399
Reynolds American
8.125%, 06/23/2019	770	833
5.850%, 08/15/2045	745	930
3.250%, 06/12/2020	54	55
Walgreens Boots Alliance
4.800%, 11/18/2044	630	678
3.450%, 06/01/2026	445	440
3.300%, 11/18/2021	647	658
Wal-Mart Stores
5.625%, 04/15/2041	320	437
3.300%, 04/22/2024	60	62
Wm Wrigley Jr
2.900%, 10/21/2019 (D)	190	192
2.400%, 10/21/2018 (D)	40	40

		38,259

Corporate Obligation — 0.0%
Lloyds Banking Group
3.100%, 07/06/2021	490	495
Macquarie Group
6.250%, 01/14/2021 (B)(D)	166	182

		677

Energy — 2.7%
Anadarko Finance, Ser B
7.500%, 05/01/2031	60	77
Anadarko Petroleum
6.600%, 03/15/2046	310	399
6.450%, 09/15/2036	110	135
5.550%, 03/15/2026 (B)	651	730
4.850%, 03/15/2021	270	285
4.500%, 07/15/2044	627	625
Andeavor Logistics
5.200%, 12/01/2047	245	256
4.250%, 12/01/2027	107	108
3.500%, 12/01/2022	273	272
Apache
5.100%, 09/01/2040	120	128
4.750%, 04/15/2043	300	308
4.250%, 01/15/2044	445	431
3.250%, 04/15/2022	109	110
BG Energy Capital PLC
4.000%, 10/15/2021 (D)	575	603
BP Capital Markets PLC
3.994%, 09/26/2023 (B)	95	101
3.506%, 03/17/2025	90	93
3.245%, 05/06/2022	90	92

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.216%, 11/28/2023	$1,455	$1,486
3.119%, 05/04/2026	130	132
Buckeye Partners
4.125%, 12/01/2027 (B)	449	444
Canadian Natural Resources
6.450%, 06/30/2033	50	61
3.850%, 06/01/2027 (B)	195	199
Cenovus Energy
5.400%, 06/15/2047 (B)(D)	357	376
Chevron
3.191%, 06/24/2023	22	23
2.954%, 05/16/2026 (B)	505	505
2.895%, 03/03/2024	1,280	1,291
2.355%, 12/05/2022	15	15
Cimarex Energy
4.375%, 06/01/2024	746	792
CNOOC Nexen Finance
4.250%, 04/30/2024	200	211
3.500%, 05/05/2025	840	846
Concho Resources
4.875%, 10/01/2047	190	207
3.750%, 10/01/2027 (B)	412	417
Conoco Funding
7.250%, 10/15/2031	130	179
ConocoPhillips
4.150%, 11/15/2034	460	489
Devon Energy
5.850%, 12/15/2025	450	525
5.600%, 07/15/2041	110	130
5.000%, 06/15/2045	190	212
4.750%, 05/15/2042	17	18
3.250%, 05/15/2022	137	139
Devon Financing LLC
7.875%, 09/30/2031	40	55
Ecopetrol
5.875%, 05/28/2045	1,030	1,052
4.125%, 01/16/2025	203	204
Enbridge
3.700%, 07/15/2027 (B)	167	168
2.900%, 07/15/2022	566	562
Enbridge Energy Partners
7.375%, 10/15/2045	165	219
5.875%, 10/15/2025 (B)	200	226
5.500%, 09/15/2040	165	181
Encana
6.500%, 02/01/2038	370	467
Energy Transfer
8.250%, 11/15/2029	675	879
6.125%, 12/15/2045	409	444
5.150%, 03/15/2045	14	14
2.500%, 06/15/2018	470	471

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating
5.700%, 02/15/2042	$40	$48
4.850%, 03/15/2044 (B)	118	129
3.700%, 02/15/2026 (B)	224	229
3.350%, 03/15/2023	224	229
EOG Resources
4.150%, 01/15/2026	90	96
Exxon Mobil
4.114%, 03/01/2046	160	179
3.043%, 03/01/2026	200	203
2.397%, 03/06/2022	100	100
Florida Gas Transmission
7.900%, 05/15/2019 (D)	350	375
Halliburton
3.800%, 11/15/2025	190	198
3.500%, 08/01/2023	50	51
Hess
5.600%, 02/15/2041 (B)	144	155
KazMunayGas National JSC
5.750%, 04/19/2047 (D)	340	362
Kerr-McGee
7.875%, 09/15/2031	100	133
6.950%, 07/01/2024	298	351
Kinder Morgan
5.550%, 06/01/2045	315	345
5.300%, 12/01/2034	500	533
5.000%, 02/15/2021 (D)	965	1,024
4.300%, 06/01/2025	1,485	1,547
3.150%, 01/15/2023	905	899
Kinder Morgan Energy Partners
5.400%, 09/01/2044	250	264
3.500%, 09/01/2023	45	45
Marathon Petroleum
5.000%, 09/15/2054	275	278
4.750%, 09/15/2044	125	131
Noble Energy
5.250%, 11/15/2043	80	89
5.050%, 11/15/2044	29	31
4.950%, 08/15/2047	90	96
4.150%, 12/15/2021	230	240
3.900%, 11/15/2024 (B)	150	154
3.850%, 01/15/2028	170	170
Occidental Petroleum
4.625%, 06/15/2045	130	148
4.400%, 04/15/2046	50	55
4.100%, 02/15/2047	160	170
3.500%, 06/15/2025	45	47
3.000%, 02/15/2027	120	119
2.700%, 02/15/2023	129	129
Pertamina Persero
6.000%, 05/03/2042 (D)	300	341

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petrobras Global Finance BV
6.850%, 06/05/2115	$200	$192
6.250%, 03/17/2024	310	329
Petro-Canada
6.800%, 05/15/2038	380	524
Petrofac
3.400%, 10/10/2018 (D)	250	247
Petroleos del Peru
4.750%, 06/19/2032 (D)	850	860
Petroleos Mexicanos
6.625%, 06/15/2035	40	43
6.375%, 01/23/2045	500	503
5.625%, 01/23/2046	922	853
5.500%, 06/27/2044	30	28
4.875%, 01/18/2024	32	33
2.460%, 12/15/2025	532	530
2.378%, 04/15/2025	266	265
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	136
6.750%, 09/21/2047 (D)	450	470
6.500%, 03/13/2027 (D)	390	426
Phillips 66
5.875%, 05/01/2042	35	45
Plains All American Pipeline
4.650%, 10/15/2025	700	721
4.500%, 12/15/2026	115	117
Sabine Pass Liquefaction
5.875%, 06/30/2026	245	275
5.625%, 03/01/2025	500	551
5.000%, 03/15/2027	541	581
Schlumberger Finance Canada
2.650%, 11/20/2022 (B)(D)	839	835
2.200%, 11/20/2020 (D)	591	588
Schlumberger Holdings
4.000%, 12/21/2025 (D)	1,055	1,109
3.000%, 12/21/2020 (D)	1,000	1,013
Schlumberger Investment
3.650%, 12/01/2023	61	64
3.300%, 09/14/2021 (D)	47	48
Shell International Finance
4.550%, 08/12/2043	80	91
4.375%, 03/25/2020	140	146
4.375%, 05/11/2045	515	579
4.125%, 05/11/2035	841	917
4.000%, 05/10/2046 (B)	445	474
3.400%, 08/12/2023	930	966
2.875%, 05/10/2026	200	200
2.125%, 05/11/2020	56	56
Sinopec Group Overseas Development
4.375%, 04/10/2024 (D)	380	403
Spectra Energy Partners
5.950%, 09/25/2043	30	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 03/15/2025	$400	$402
Statoil
3.700%, 03/01/2024	210	221
Suncor Energy
3.600%, 12/01/2024	340	347
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	743	748
TC PipeLines
3.900%, 05/25/2027	370	372
Texas Eastern Transmission
2.800%, 10/15/2022 (D)	402	399
Total Capital International
2.875%, 02/17/2022	815	826
TransCanada Pipelines
4.625%, 03/01/2034	470	525
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	480	614
Western Gas Partners
5.375%, 06/01/2021	25	26
4.650%, 07/01/2026	40	42
4.000%, 07/01/2022	35	36
Williams
7.875%, 09/01/2021	260	300
Williams Partners
3.750%, 06/15/2027	515	516
3.600%, 03/15/2022	600	614

		49,327

Financials — 9.0%
American Express
7.000%, 03/19/2018	1,170	1,183
2.500%, 08/01/2022	995	983
American Express Credit MTN
2.375%, 05/26/2020	64	64
2.250%, 08/15/2019	1,135	1,137
1.875%, 11/05/2018	44	44
1.800%, 07/31/2018	65	65
American International Group
6.250%, 05/01/2036 (B)	370	478
4.800%, 07/10/2045 (B)	99	111
4.375%, 01/15/2055	180	183
4.125%, 02/15/2024	107	113
3.900%, 04/01/2026	615	638
3.875%, 01/15/2035	30	30
Aon
6.250%, 09/30/2040	19	25
3.500%, 06/14/2024	65	66
Banco Santander
4.250%, 04/11/2027	335	347
3.800%, 02/23/2028	200	200
3.500%, 04/11/2022 (B)	450	459
3.125%, 02/23/2023 (B)	600	597

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028 (D)	$400	$400
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023 (D)	1,215	1,218
Bank of America MTN
6.875%, 04/25/2018	2,250	2,284
5.650%, 05/01/2018	2,780	2,813
5.000%, 01/21/2044	240	290
4.450%, 03/03/2026	664	709
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038 (B)	520	564
4.200%, 08/26/2024	700	737
4.125%, 01/22/2024	290	309
4.100%, 07/24/2023	340	361
4.000%, 04/01/2024	627	663
4.000%, 01/22/2025	683	711
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	524	542
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028 (B)	1,985	2,037
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028 (B)	270	275
3.500%, 04/19/2026	720	736
3.300%, 01/11/2023	1,835	1,877
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	1,215	1,212
2.600%, 01/15/2019	110	110
2.503%, 10/21/2022 (B)	1,210	1,197
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	1,180	1,178
2.250%, 04/21/2020	100	100
Bank of Montreal MTN
2.375%, 01/25/2019	55	55
Bank of New York Mellon
3.550%, 09/23/2021	34	35
3.400%, 05/15/2024	1,175	1,220
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	42
3.250%, 09/11/2024	100	102
3.250%, 05/16/2027	752	760
2.500%, 04/15/2021	327	328
2.200%, 03/04/2019	425	426
Bank of Nova Scotia
1.850%, 04/14/2020	160	158
Bank of Tokyo-Mitsubishi
4.100%, 09/09/2023 (D)	200	211
BB&T
5.250%, 11/01/2019	200	210
Bear Stearns
7.250%, 02/01/2018	2,500	2,510

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway
3.750%, 08/15/2021	$500	$525
3.400%, 01/31/2022	65	68
Berkshire Hathaway Finance
5.400%, 05/15/2018	110	111
4.400%, 05/15/2042	316	356
BNP Paribas MTN
2.700%, 08/20/2018	380	382
BPCE
5.150%, 07/21/2024 (D)	200	217
Brighthouse Financial
4.700%, 06/22/2047 (D)	230	234
3.700%, 06/22/2027 (B)(D)	865	851
Capital One Financial
4.750%, 07/15/2021	50	53
4.200%, 10/29/2025	164	169
3.300%, 10/30/2024	450	448
2.400%, 10/30/2020	450	447
Capital One NA
2.650%, 08/08/2022	1,027	1,016
Chubb INA Holdings
4.350%, 11/03/2045	370	418
3.350%, 05/03/2026	30	31
3.150%, 03/15/2025	74	75
2.875%, 11/03/2022	39	39
2.300%, 11/03/2020	50	50
Citibank NA
2.100%, 06/12/2020	2,110	2,096
Citigroup
8.125%, 07/15/2039	370	592
6.125%, 05/15/2018	3,150	3,198
5.500%, 09/13/2025	200	225
5.300%, 05/06/2044	47	55
4.750%, 05/18/2046	30	33
4.650%, 07/30/2045	336	382
4.500%, 01/14/2022	380	404
4.450%, 09/29/2027	1,485	1,572
4.400%, 06/10/2025	270	285
4.300%, 11/20/2026	60	63
4.125%, 07/25/2028 (B)	814	839
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/2028	69	71
3.700%, 01/12/2026	595	613
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	1,000	1,015
3.500%, 05/15/2023	130	132
3.400%, 05/01/2026	260	262
3.300%, 04/27/2025	120	121
3.200%, 10/21/2026	920	913
2.700%, 10/27/2022 (B)	1,366	1,351
2.150%, 07/30/2018	71	71
2.050%, 12/07/2018	1,000	999

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.800%, 02/05/2018	$1,000	$1,000
1.700%, 04/27/2018	160	160
CME Group
3.000%, 03/15/2025	51	52
Commonwealth Bank of Australia MTN
3.900%, 07/12/2047 (D)	290	296
Cooperatieve Rabobank UA
4.625%, 12/01/2023	530	568
4.375%, 08/04/2025	1,000	1,056
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	30	32
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (D)	170	185
Credit Suisse Group
2.997%, VAR ICE LIBOR USD 3 Month+1.200%, 12/14/2023 (D)	1,020	1,008
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,280	1,474
4.550%, 04/17/2026	635	680
3.800%, 09/15/2022	295	304
3.800%, 06/09/2023 (B)	290	299
Discover Bank
2.000%, 02/21/2018	1,000	1,000
DNB Bank
2.125%, 10/02/2020 (D)	1,210	1,199
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,021	1,362
Fifth Third Bancorp
2.300%, 03/01/2019	30	30
Fifth Third Bank
2.875%, 10/01/2021	200	202
Goldman Sachs Group
6.750%, 10/01/2037 (B)	851	1,139
6.250%, 02/01/2041	300	404
6.150%, 04/01/2018	1,750	1,769
5.950%, 01/18/2018	1,250	1,252
5.750%, 01/24/2022	300	333
5.250%, 07/27/2021	400	434
5.150%, 05/22/2045	360	418
4.750%, 10/21/2045	530	607
4.250%, 10/21/2025	600	627
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	225	231
3.750%, 02/25/2026	340	349
3.500%, 11/16/2026	721	725
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	2,415	2,405
2.900%, 07/19/2018	220	221
2.750%, 09/15/2020	600	603
2.375%, 01/22/2018	520	520

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group MTN
7.500%, 02/15/2019	$1,315	$1,390
6.000%, 06/15/2020	880	951
5.375%, 03/15/2020	950	1,007
4.000%, 03/03/2024	200	210
3.850%, 07/08/2024	121	125
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	1,210	1,202
Guardian Life Global Funding
1.950%, 10/27/2021 (D)	780	761
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (D)	700	686
HBOS PLC MTN
6.750%, 05/21/2018 (D)	200	203
HSBC Bank PLC
4.125%, 08/12/2020 (D)	100	104
HSBC Finance
6.676%, 01/15/2021	246	274
HSBC Holdings
4.875%, 01/14/2022	100	108
4.375%, 11/23/2026	393	410
4.300%, 03/08/2026	1,340	1,425
4.250%, 08/18/2025	250	259
4.000%, 03/30/2022	206	215
3.400%, 03/08/2021	890	910
3.033%, VAR ICE LIBOR USD 3 Month+0.923%, 11/22/2023 (B)	590	591
2.650%, 01/05/2022	1,330	1,321
HSBC USA
2.350%, 03/05/2020	100	100
ING Bank
5.800%, 09/25/2023 (D)	430	483
ING Groep
3.950%, 03/29/2027	260	271
3.150%, 03/29/2022	315	319
Intercontinental Exchange
4.000%, 10/15/2023	65	69
2.500%, 10/15/2018	85	85
International Lease Finance
7.125%, 09/01/2018 (D)	1,000	1,032
Intesa Sanpaolo
3.875%, 07/14/2027 (D)	1,030	1,029
3.125%, 07/14/2022 (D)	990	983
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (D)	510	522
JPMorgan Chase
6.000%, 01/15/2018	1,500	1,502
4.950%, 06/01/2045	30	35
4.500%, 01/24/2022	660	706
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	665	720
4.250%, 10/01/2027	590	627

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 12/15/2026	$520	$549
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	795	829
3.900%, 07/15/2025	1,555	1,630
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	810	833
3.875%, 09/10/2024	520	542
3.625%, 05/13/2024	230	239
3.625%, 12/01/2027	360	364
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028 (B)	1,000	1,017
3.250%, 09/23/2022	240	246
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	2,000	2,016
3.200%, 01/25/2023	100	102
2.972%, 01/15/2023	166	167
2.950%, 10/01/2026	1,300	1,277
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	325	325
2.700%, 05/18/2023	1,285	1,277
2.250%, 01/23/2020	905	904
JPMorgan Chase MTN
2.295%, 08/15/2021	1,065	1,055
KKR Group Finance II
5.500%, 02/01/2043 (D)	20	23
Lazard Group
3.750%, 02/13/2025	645	658
Liberty Mutual Insurance
8.500%, 05/15/2025 (D)	100	129
Lloyds Banking Group
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023 (B)	905	897
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (D)	310	330
Markel
4.300%, 11/01/2047 (B)	230	236
3.500%, 11/01/2027	390	388
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (D)	89	148
MetLife
6.400%, 12/15/2036	915	1,053
5.700%, 06/15/2035	15	19
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	1,225	1,259
1.500%, 01/10/2018 (D)	313	313
Mizuho Bank
1.800%, 03/26/2018 (D)	200	200
Morgan Stanley
3.625%, 01/20/2027	789	807
2.213%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	2,250	2,259

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
7.300%, 05/13/2019	$420	$448
6.625%, 04/01/2018	3,300	3,336
5.625%, 09/23/2019	350	369
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	227	235
3.125%, 07/27/2026	55	54
2.750%, 05/19/2022	1,570	1,564
2.625%, 11/17/2021	2,779	2,767
2.500%, 04/21/2021	450	449
2.293%, VAR ICE LIBOR USD 3 Month+0.930%, 07/22/2022	1,000	1,008
National City
6.875%, 05/15/2019	50	53
Nationwide Mutual Insurance
3.879%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (D)	760	756
New York Life Global Funding
2.150%, 06/18/2019 (D)	73	73
New York Life Global Funding MTN
2.100%, 01/02/2019 (D)	330	330
New York Life Insurance
6.750%, 11/15/2039 (D)	255	369
Nordea Bank
4.875%, 05/13/2021 (D)	250	265
Nordea Bank MTN
1.625%, 05/15/2018 (D)	220	220
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (D)	680	913
Pipeline Funding
7.500%, 01/15/2030 (D)	434	532
PNC Bank
2.550%, 12/09/2021	780	780
2.250%, 07/02/2019	325	325
PNC Bank MTN
2.400%, 10/18/2019	400	401
Private Export Funding
4.300%, 12/15/2021	570	614
Protective Life Global Funding
1.722%, 04/15/2019 (D)	870	865
Prudential Financial MTN
5.625%, 05/12/2041	10	13
Royal Bank of Canada
2.000%, 10/01/2018	183	183
1.875%, 02/05/2020	180	179
Santander Holdings USA
4.400%, 07/13/2027 (D)	445	455
3.400%, 01/18/2023 (D)	1,045	1,041
Santander UK Group Holdings
2.875%, 08/05/2021	200	200
Standard Chartered
5.700%, 03/26/2044 (D)	600	728

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
State Street
4.956%, 03/15/2018	$270	$272
3.300%, 12/16/2024	70	72
Synchrony Financial
3.950%, 12/01/2027	946	942
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	14	20
4.900%, 09/15/2044 (D)	440	503
4.270%, 05/15/2047 (D)	145	153
Toronto-Dominion Bank MTN
1.750%, 07/23/2018	72	72
UBS
1.799%, VAR ICE LIBOR USD 3 Month+0.320%, 05/28/2019 (D)	445	445
UBS MTN
1.800%, 03/26/2018	445	445
UBS Group Funding Switzerland
4.253%, 03/23/2028 (D)	410	432
3.491%, 05/23/2023 (D)	1,460	1,483
2.650%, 02/01/2022 (D)	1,045	1,033
US Bancorp MTN
2.950%, 07/15/2022	25	25
US Bank
2.125%, 10/28/2019	260	260
Wachovia MTN
5.750%, 02/01/2018	3,140	3,150
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 12/31/2049	450	453
WEA Finance
3.750%, 09/17/2024 (D)	210	217
3.250%, 10/05/2020 (D)	1,000	1,017
3.150%, 04/05/2022 (D)	630	636
Wells Fargo
3.000%, 04/22/2026	2,920	2,865
3.000%, 10/23/2026	930	911
2.100%, 07/26/2021	1,550	1,524
Wells Fargo MTN
4.900%, 11/17/2045	384	435
4.750%, 12/07/2046	200	224
4.650%, 11/04/2044	1	1
4.400%, 06/14/2046	550	580
4.300%, 07/22/2027	1,010	1,075
4.125%, 08/15/2023	900	949
3.500%, 03/08/2022	430	444
3.450%, 02/13/2023	230	234
3.000%, 01/22/2021	575	583
2.625%, 07/22/2022	1,726	1,717
2.150%, 01/30/2020	70	70
Wells Fargo Bank MTN
2.150%, 12/06/2019 (B)	1,125	1,123

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.650%, 01/22/2018	$585	$585
Westpac Banking
4.875%, 11/19/2019	170	178
XLIT
6.250%, 05/15/2027	268	317
5.250%, 12/15/2043	145	167

		164,692

Health Care — 2.9%
Abbott Laboratories
4.900%, 11/30/2046	320	367
4.750%, 11/30/2036	90	101
3.750%, 11/30/2026 (B)	2,290	2,352
3.400%, 11/30/2023	2,165	2,202
AbbVie
4.500%, 05/14/2035	615	675
4.450%, 05/14/2046	505	549
3.600%, 05/14/2025	520	534
3.200%, 11/06/2022	44	45
2.900%, 11/06/2022	10	10
2.500%, 05/14/2020	910	913
1.800%, 05/14/2018	500	500
Actavis
3.250%, 10/01/2022	13	13
Aetna
3.875%, 08/15/2047	90	89
2.800%, 06/15/2023	1,800	1,771
2.200%, 03/15/2019	180	180
Allergan Funding SCS
4.750%, 03/15/2045	14	15
4.550%, 03/15/2035	280	296
3.800%, 03/15/2025	475	484
3.450%, 03/15/2022	395	401
2.350%, 03/12/2018	1,046	1,047
AmerisourceBergen
4.300%, 12/15/2047	443	445
Amgen
5.150%, 11/15/2041	760	912
4.663%, 06/15/2051	1,158	1,295
4.400%, 05/01/2045	512	557
3.875%, 11/15/2021	150	157
3.625%, 05/22/2024	30	31
2.125%, 05/01/2020	22	22
Anthem
4.625%, 05/15/2042	41	45
3.650%, 12/01/2027	384	391
3.500%, 08/15/2024	90	92
3.350%, 12/01/2024 (B)	1,600	1,623
3.125%, 05/15/2022	468	472
2.950%, 12/01/2022	510	510
2.500%, 11/21/2020	1,612	1,609
2.300%, 07/15/2018	65	65

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.875%, 01/15/2018	$1,100	$1,100
AstraZeneca
3.375%, 11/16/2025	500	508
Baxalta
3.600%, 06/23/2022	912	933
2.875%, 06/23/2020	500	503
Baylor Scott & White Holdings
4.185%, 11/15/2045 (B)	1,000	1,072
Becton Dickinson
4.685%, 12/15/2044 (B)	550	601
3.734%, 12/15/2024	70	72
3.700%, 06/06/2027	530	534
3.363%, 06/06/2024	320	321
2.894%, 06/06/2022	660	656
2.404%, 06/05/2020	785	781
Biogen
3.625%, 09/15/2022	170	176
Cardinal Health
3.079%, 06/15/2024	130	128
2.616%, 06/15/2022	100	98
Celgene
5.250%, 08/15/2043	40	46
5.000%, 08/15/2045	1,076	1,221
4.350%, 11/15/2047	604	627
3.875%, 08/15/2025	260	269
3.625%, 05/15/2024	69	71
3.550%, 08/15/2022	60	62
3.450%, 11/15/2027	336	336
2.750%, 02/15/2023	851	844
Cigna
3.050%, 10/15/2027 (B)	740	727
Eli Lilly
3.950%, 05/15/2047	195	209
3.100%, 05/15/2027 (B)	495	503
2.350%, 05/15/2022 (B)	215	214
EMD Finance
2.400%, 03/19/2020 (D)	950	948
Forest Laboratories, 11282358
5.000%, 12/15/2021 (D)	35	37
Fresenius Medical Care US Finance II
6.500%, 09/15/2018 (D)	1,250	1,289
Gilead Sciences
5.650%, 12/01/2041	35	44
4.750%, 03/01/2046	320	370
4.500%, 02/01/2045	10	11
4.150%, 03/01/2047	260	277
3.700%, 04/01/2024	220	230
3.650%, 03/01/2026	700	726
3.250%, 09/01/2022	265	273
1.850%, 09/20/2019	280	279
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	170	173

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Humana
7.200%, 06/15/2018	$–	$–
4.950%, 10/01/2044	10	11
4.800%, 03/15/2047	10	11
4.625%, 12/01/2042	40	44
3.950%, 03/15/2027	20	21
3.850%, 10/01/2024	680	707
3.150%, 12/01/2022	390	393
2.900%, 12/15/2022	750	749
Johnson & Johnson
4.500%, 12/05/2043	250	292
3.700%, 03/01/2046	170	179
3.500%, 01/15/2048	385	394
3.400%, 01/15/2038	305	312
2.900%, 01/15/2028	1,000	1,002
2.625%, 01/15/2025	250	249
Kaiser Foundation Hospitals
3.150%, 05/01/2027	1,100	1,101
Medtronic
4.625%, 03/15/2045	60	70
4.375%, 03/15/2035	76	86
3.625%, 03/15/2024	590	618
3.500%, 03/15/2025	200	207
Medtronic Global Holdings SCA
3.350%, 04/01/2027	190	195
Merck
2.750%, 02/10/2025	100	99
2.400%, 09/15/2022	29	29
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	736
Perrigo Finance Unlimited
4.375%, 03/15/2026	755	775
Pfizer
4.400%, 05/15/2044 (B)	345	396
4.000%, 12/15/2036	630	690
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	500	484
Shire Acquisitions Investments Ireland
1.900%, 09/23/2019	1,000	991
Stryker
4.625%, 03/15/2046	675	767
Teva Pharmaceutical Finance Netherlands III BV
1.400%, 07/20/2018 (B)	750	745
Thermo Fisher Scientific
3.300%, 02/15/2022	465	476
3.200%, 08/15/2027 (B)	645	639
2.950%, 09/19/2026	335	326
UnitedHealth Group
4.750%, 07/15/2045	200	236
4.625%, 07/15/2035	28	33

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 04/15/2047	$450	$495
3.875%, 10/15/2020	180	187
3.750%, 07/15/2025	70	74
3.375%, 11/15/2021	75	77
3.350%, 07/15/2022	28	29
2.875%, 12/15/2021	655	663
2.875%, 03/15/2023	50	51
Wyeth LLC
5.950%, 04/01/2037	130	174

		53,852

Industrials — 2.0%
ABB Finance USA
4.375%, 05/08/2042	30	32
AerCap Ireland Capital
4.500%, 05/15/2021	370	389
AerCap Ireland Capital DAC
3.500%, 01/15/2025	845	838
Air Lease
3.625%, 04/01/2027 (B)	580	580
3.625%, 12/01/2027	540	539
Aviation Capital Group
6.750%, 04/06/2021 (D)	120	134
BAE Systems
4.750%, 10/11/2021 (D)	750	800
Boeing
4.875%, 02/15/2020	210	222
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	129
5.750%, 03/15/2018	950	957
5.400%, 06/01/2041	50	63
4.150%, 04/01/2045	165	180
3.450%, 09/15/2021	91	94
Canadian Pacific Railway
6.125%, 09/15/2115	44	59
Caterpillar Financial Services MTN
2.750%, 08/20/2021	405	410
2.100%, 01/10/2020	550	549
Catholic Health Initiatives
4.350%, 11/01/2042	30	29
Cintas No. 2
3.700%, 04/01/2027	140	146
2.900%, 04/01/2022	170	171
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	95	100
Continental Airlines Pass-Through Trust, Ser 2000-1
8.048%, 11/01/2020	153	168
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	590	643

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Airlines Pass-Through Trust, Ser 2009-2
7.250%, 11/10/2019	$130	$140
CSX
3.950%, 05/01/2050	21	21
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	97	110
Delta Air Lines Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/2018	235	239
Eaton
7.625%, 04/01/2024	75	90
4.150%, 11/02/2042	110	115
2.750%, 11/02/2022	450	451
FedEx
4.550%, 04/01/2046 (B)	390	428
4.400%, 01/15/2047	143	153
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	1,081	1,170
2.342%, 11/15/2020	695	692
General Electric
4.500%, 03/11/2044	635	703
2.100%, 12/11/2019	30	30
General Electric MTN
6.875%, 01/10/2039	205	295
6.150%, 08/07/2037	254	335
6.000%, 08/07/2019	185	196
5.875%, 01/14/2038	209	270
5.500%, 01/08/2020	180	191
5.300%, 02/11/2021	109	118
4.650%, 10/17/2021	140	151
4.625%, 01/07/2021	135	143
4.375%, 09/16/2020	10	11
2.200%, 01/09/2020	43	43
1.896%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	850	749
Harris
5.054%, 04/27/2045	80	94
4.854%, 04/27/2035	80	89
Illinois Tool Works
2.650%, 11/15/2026	115	112
International Lease Finance
8.625%, 01/15/2022	170	205
John Deere Capital MTN
2.800%, 09/08/2027	568	558
2.650%, 06/24/2024	560	555
2.150%, 09/08/2022	450	440
L3 Technologies
5.200%, 10/15/2019	850	890

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lockheed Martin
4.070%, 12/15/2042	$91	$96
3.550%, 01/15/2026	880	914
3.350%, 09/15/2021	575	591
Mexico City Airport Trust
5.500%, 10/31/2046 (D)	480	474
5.500%, 07/31/2047 (D)	405	400
Northrop Grumman
4.030%, 10/15/2047	825	862
3.250%, 08/01/2023	1,630	1,663
3.250%, 01/15/2028	1,734	1,737
3.200%, 02/01/2027	790	793
2.930%, 01/15/2025	871	866
2.550%, 10/15/2022	1,072	1,064
2.080%, 10/15/2020 (B)	770	764
Penske Truck Leasing LP
3.400%, 11/15/2026 (D)	334	330
3.375%, 02/01/2022 (D)	431	439
2.700%, 03/14/2023 (D)	515	506
Republic Services
3.800%, 05/15/2018	1,000	1,007
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (D)	1,050	1,062
2.350%, 10/15/2026 (D)	555	524
2.200%, 03/16/2020 (D)	790	789
Union Pacific
3.000%, 04/15/2027	490	492
United Parcel Service
3.050%, 11/15/2027	60	60
2.500%, 04/01/2023	90	89
United Technologies
8.875%, 11/15/2019	110	123
4.150%, 05/15/2045	59	63
3.750%, 11/01/2046	685	686
1.950%, 11/01/2021	85	83
0.000%, 05/04/2018 (E)	850	849
US Airways Pass-Through Trust, Ser 1998-1A
6.850%, 01/30/2018	117	118
Valmont Industries
5.250%, 10/01/2054	335	347
Wabtec
3.450%, 11/15/2026	231	226
Waste Management
4.600%, 03/01/2021	90	95
3.500%, 05/15/2024	90	93
3.150%, 11/15/2027	745	745

		35,969

Information Technology — 1.5%
Alibaba Group Holding
4.400%, 12/06/2057	322	335
3.400%, 12/06/2027	588	588

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Analog Devices
3.500%, 12/05/2026	$181	$183
3.125%, 12/05/2023	540	541
2.500%, 12/05/2021	495	490
Apple
4.650%, 02/23/2046	270	316
4.375%, 05/13/2045	390	439
3.850%, 05/04/2043	740	769
3.750%, 11/13/2047	359	369
3.450%, 02/09/2045	31	30
3.350%, 02/09/2027	660	676
3.200%, 05/13/2025	64	65
3.200%, 05/11/2027	665	674
3.000%, 02/09/2024	885	896
3.000%, 11/13/2027	449	446
2.850%, 05/06/2021	113	115
2.850%, 05/11/2024	995	1,000
2.750%, 01/13/2025	561	556
2.700%, 05/13/2022	505	509
2.450%, 08/04/2026	730	700
2.300%, 05/11/2022	140	139
2.150%, 02/09/2022	82	81
2.000%, 11/13/2020	190	189
1.635%, VAR ICE LIBOR USD 3 Month+0.250%, 05/03/2018	69	69
Broadcom
3.875%, 01/15/2027 (D)	20	20
3.125%, 01/15/2025 (D)	160	153
Dell International
4.420%, 06/15/2021 (D)	640	667
3.480%, 06/01/2019 (D)	500	506
Hewlett Packard Enterprise
6.350%, 10/15/2045 (B)	355	376
Intel
3.700%, 07/29/2025	83	88
3.300%, 10/01/2021	35	36
3.100%, 07/29/2022	35	36
Mastercard
3.375%, 04/01/2024	250	260
Microsoft
4.750%, 11/03/2055	43	53
4.100%, 02/06/2037	503	562
4.000%, 02/12/2055	24	26
3.950%, 08/08/2056	140	149
3.750%, 02/12/2045	330	348
3.700%, 08/08/2046	170	177
3.625%, 12/15/2023	89	94
3.500%, 02/12/2035	452	470
3.450%, 08/08/2036	10	10
3.300%, 02/06/2027	550	567
2.875%, 02/06/2024	1,150	1,167
2.700%, 02/12/2025	90	90

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.400%, 02/06/2022	$431	$431
2.400%, 08/08/2026	480	463
2.375%, 02/12/2022	20	20
2.375%, 05/01/2023	20	20
2.000%, 08/08/2023	595	578
Oracle
4.000%, 11/15/2047	469	499
3.900%, 05/15/2035	1,375	1,457
3.800%, 11/15/2037	539	565
3.250%, 11/15/2027	1,438	1,462
2.950%, 11/15/2024	640	645
2.625%, 02/15/2023	1,025	1,027
TSMC Global
1.625%, 04/03/2018 (D)	460	459
Visa
4.300%, 12/14/2045	120	137
3.650%, 09/15/2047	460	472
3.150%, 12/14/2025	360	368
2.800%, 12/14/2022	155	157
2.200%, 12/14/2020	80	80
VMware
3.900%, 08/21/2027 (B)	385	389
2.950%, 08/21/2022	645	643
2.300%, 08/21/2020	775	770

		26,672

Materials — 0.9%
Air Liquide Finance
2.250%, 09/27/2023 (D)	265	257
Amcor Finance USA
3.625%, 04/28/2026 (D)	1,375	1,355
Anglo American Capital
3.625%, 09/11/2024 (D)	510	508
Barrick Gold Corp
5.250%, 04/01/2042	10	12
Barrick North America Finance
5.750%, 05/01/2043	170	214
5.700%, 05/30/2041	670	823
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (D)	210	245
5.000%, 09/30/2043	375	460
4.125%, 02/24/2042	40	43
2.875%, 02/24/2022	15	15
CF Industries
4.500%, 12/01/2026 (D)	480	500
3.400%, 12/01/2021 (D)	475	480
Dow Chemical
8.550%, 05/15/2019	1,200	1,300
5.250%, 11/15/2041	25	29
3.000%, 11/15/2022	1,320	1,327

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eastman Chemical
2.700%, 01/15/2020	$650	$654
EI du Pont de Nemours
2.200%, 05/01/2020	320	320
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (D)	370	376
Freeport-McMoRan
4.000%, 11/14/2021	280	280
Glencore Funding
4.125%, 05/30/2023 (D)	200	207
4.000%, 03/27/2027 (D)	220	221
International Paper
5.150%, 05/15/2046	535	620
5.000%, 09/15/2035	215	243
Nacional del Cobre de Chile
3.625%, 08/01/2027 (D)	1,065	1,066
OCP
4.500%, 10/22/2025 (D)	290	290
Sherwin-Williams
4.500%, 06/01/2047	215	235
3.450%, 06/01/2027	226	229
2.750%, 06/01/2022	589	587
Southern Copper
5.250%, 11/08/2042	1,130	1,262
Teck Resources
6.250%, 07/15/2041	5	6
Vale Overseas
6.875%, 11/21/2036	310	380
6.250%, 08/10/2026 (B)	1,140	1,320
Vulcan Materials
4.500%, 06/15/2047	260	265

		16,129

Real Estate — 0.9%
Alexandria Real Estate Equities
3.450%, 04/30/2025	750	748
2.750%, 01/15/2020	591	593
American Campus Communities Operating Partnership
3.625%, 11/15/2027 (B)	745	737
American Tower
3.600%, 01/15/2028	694	690
3.000%, 06/15/2023	495	494
Boston Properties
5.625%, 11/15/2020	450	487
3.200%, 01/15/2025	1,112	1,108
Brandywine Operating Partnership
3.950%, 02/15/2023	128	130
3.950%, 11/15/2027	426	423
CC Holdings GS V
3.849%, 04/15/2023	700	722

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DDR
4.625%, 07/15/2022	$665	$701
4.250%, 02/01/2026 (B)	170	173
3.375%, 05/15/2023	605	603
Duke Realty
4.375%, 06/15/2022	50	53
Education Realty Operating Partnership
4.600%, 12/01/2024	505	524
ERP Operating
4.625%, 12/15/2021	64	69
HCP
4.250%, 11/15/2023	580	609
4.000%, 12/01/2022	450	471
2.625%, 02/01/2020	28	28
Healthcare Realty Trust
3.875%, 05/01/2025	200	203
3.750%, 04/15/2023	400	407
Kilroy Realty
3.450%, 12/15/2024	383	382
Mid-America Apartments
4.300%, 10/15/2023	250	262
4.000%, 11/15/2025	300	311
3.750%, 06/15/2024	585	601
3.600%, 06/01/2027	235	236
Public Storage
3.094%, 09/15/2027	518	515
2.370%, 09/15/2022	653	644
Realty Income
4.650%, 03/15/2047 (B)	214	235
3.250%, 10/15/2022	70	71
Regency Centers
3.600%, 02/01/2027	238	238
Simon Property Group
4.375%, 03/01/2021	38	40
Tanger Properties
3.875%, 12/01/2023	315	321
3.750%, 12/01/2024	295	297
UDR
3.700%, 10/01/2020	675	693
Ventas Realty
4.125%, 01/15/2026	29	30
3.850%, 04/01/2027	500	509
Ventas Realty L.P.
2.000%, 02/15/2018	804	804
Washington Prime Group
5.950%, 08/15/2024 (B)	225	230
Welltower
6.125%, 04/15/2020	525	567
4.500%, 01/15/2024	102	109

		17,068

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Telecommunication Services — 1.4%
AT&T
6.000%, 08/15/2040	$925	$1,047
5.800%, 02/15/2019	210	218
5.500%, 02/01/2018	100	100
5.450%, 03/01/2047 (B)	584	624
5.250%, 03/01/2037	1,975	2,089
5.150%, 03/15/2042	25	26
5.150%, 02/14/2050	233	236
4.900%, 08/14/2037	245	248
4.800%, 06/15/2044	1,320	1,306
4.500%, 03/09/2048	485	455
4.450%, 04/01/2024	314	332
4.350%, 06/15/2045	735	678
4.250%, 03/01/2027	200	204
4.125%, 02/17/2026 (B)	500	511
3.900%, 08/14/2027	1,237	1,245
3.875%, 08/15/2021	70	73
3.400%, 08/14/2024	380	382
3.400%, 05/15/2025	3,004	2,953
3.000%, 06/30/2022	180	180
Bharti Airtel
4.375%, 06/10/2025 (D)	200	204
British Telecommunications
5.950%, 01/15/2018	200	200
Sprint Spectrum
3.360%, 09/20/2021 (B)(D)	1,660	1,670
Telefonica Emisiones
5.462%, 02/16/2021	23	25
Telefonica Emisiones SAU
5.213%, 03/08/2047	345	392
5.134%, 04/27/2020	362	383
Verizon Communications
5.500%, 03/16/2047	60	68
5.250%, 03/16/2037	830	913
5.150%, 09/15/2023 (B)	330	367
5.012%, 08/21/2054	231	237
4.862%, 08/21/2046	660	687
4.522%, 09/15/2048 (B)	1,130	1,113
4.500%, 08/10/2033	430	451
4.400%, 11/01/2034	1,677	1,709
4.272%, 01/15/2036	520	517
4.125%, 03/16/2027	250	261
4.125%, 08/15/2046	929	858
3.850%, 11/01/2042	750	678
3.376%, 02/15/2025 (D)	218	219
2.946%, 03/15/2022 (B)	345	347
2.625%, 08/15/2026	90	85
Vodafone Group PLC
2.950%, 02/19/2023	540	542

		24,833

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Utilities — 1.9%
AEP Texas
6.650%, 02/15/2033	$500	$653
Alabama Power
3.700%, 12/01/2047	1,341	1,369
Appalachian Power
3.300%, 06/01/2027	365	366
Arizona Public Service
2.200%, 01/15/2020	20	20
Baltimore Gas & Electric
3.750%, 08/15/2047	229	235
Berkshire Hathaway Energy
3.750%, 11/15/2023	156	162
Boston Gas
4.487%, 02/15/2042 (D)	35	39
Carolina Power & Light
5.300%, 01/15/2019	175	181
3.000%, 09/15/2021	194	198
2.800%, 05/15/2022	25	25
Cleco Power
6.000%, 12/01/2040	700	880
Comision Federal de Electricidad
4.875%, 01/15/2024 (D)	390	416
4.750%, 02/23/2027 (D)	240	251
Commonwealth Edison
3.750%, 08/15/2047	153	159
2.950%, 08/15/2027	520	514
Consolidated Edison of New York
4.450%, 03/15/2044	690	786
Dominion Energy
2.500%, 12/01/2019	385	386
2.000%, 08/15/2021	340	332
1.600%, 08/15/2019	450	445
DTE Energy
1.500%, 10/01/2019	395	389
Duke Energy
3.550%, 09/15/2021	76	79
3.150%, 08/15/2027 (B)	653	648
2.400%, 08/15/2022	340	334
1.800%, 09/01/2021	515	501
Duke Energy Carolinas
4.300%, 06/15/2020	39	41
4.250%, 12/15/2041	28	31
3.750%, 06/01/2045	680	700
2.500%, 03/15/2023	380	377
Duke Energy Florida
3.850%, 11/15/2042	215	225
3.400%, 10/01/2046	220	213
3.200%, 01/15/2027	445	451
Duke Energy Indiana
4.200%, 03/15/2042	30	32
3.750%, 07/15/2020	52	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy Progress
4.100%, 05/15/2042	$425	$460
Duquesne Light Holdings
6.400%, 09/15/2020 (D)	500	547
3.616%, 08/01/2027 (D)	655	654
Electricite de France
6.000%, 01/22/2114 (D)	553	617
Enel Finance International
2.750%, 04/06/2023 (D)	659	649
Entergy
5.125%, 09/15/2020	400	423
Eversource Energy
2.900%, 10/01/2024	1,160	1,151
Exelon
3.950%, 06/15/2025	375	391
FirstEnergy
4.250%, 03/15/2023	340	355
3.900%, 07/15/2027	330	338
FirstEnergy, Ser C
7.375%, 11/15/2031	480	647
Georgia Power
4.300%, 03/15/2042 (B)	115	122
Indiana Michigan Power
4.550%, 03/15/2046	565	644
ITC Holdings
3.650%, 06/15/2024	633	649
3.350%, 11/15/2027 (D)	954	955
Jersey Central Power & Light
7.350%, 02/01/2019	100	105
4.700%, 04/01/2024 (D)	700	758
Kansas City Power & Light
5.300%, 10/01/2041	100	118
KeySpan Gas East
2.742%, 08/15/2026 (D)	350	340
Metropolitan Edison
3.500%, 03/15/2023 (D)	350	357
MidAmerican Energy
4.800%, 09/15/2043	320	384
4.250%, 05/01/2046	200	225
New England Power
3.800%, 12/05/2047 (D)	335	343
NextEra Energy Capital Holdings
2.300%, 04/01/2019	500	500
NiSource Finance
5.800%, 02/01/2042	149	185
3.950%, 03/30/2048 (B)	136	139
2.650%, 11/17/2022	600	595
Northern States Power
3.600%, 09/15/2047	565	575
Oncor Electric Delivery
5.250%, 09/30/2040	250	312

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Oncor Electric Delivery LLC
6.800%, 09/01/2018	$460	$474
Pacific Gas & Electric
8.250%, 10/15/2018	90	94
6.050%, 03/01/2034	530	668
5.800%, 03/01/2037	70	88
5.400%, 01/15/2040	42	51
4.500%, 12/15/2041	48	51
4.450%, 04/15/2042	390	417
3.300%, 12/01/2027 (B)(D)	560	555
3.250%, 09/15/2021	12	12
PECO Energy
4.150%, 10/01/2044	930	1,017
3.150%, 10/15/2025	605	609
Pennsylvania Electric
5.200%, 04/01/2020	200	211
Perusahaan Listrik Negara MTN
4.125%, 05/15/2027 (D)	670	671
PPL Electric Utilities
4.150%, 10/01/2045	220	245
Progress Energy
3.150%, 04/01/2022	280	284
Public Service of New Hampshire
3.500%, 11/01/2023	205	211
South Carolina Electric & Gas
5.100%, 06/01/2065	82	94
Southern
4.400%, 07/01/2046	315	336
2.150%, 09/01/2019	855	852
Southern California Edison
4.050%, 03/15/2042	5	6
3.500%, 10/01/2023	205	212
Southern Gas Capital
2.450%, 10/01/2023 (B)	345	334
Southwestern Electric Power
5.875%, 03/01/2018	345	347
3.900%, 04/01/2045	160	164
Southwestern Public Service
3.700%, 08/15/2047	340	348
Texas-New Mexico Power
9.500%, 04/01/2019 (D)	1,100	1,193
Virginia Electric & Power
4.650%, 08/15/2043	630	734
2.950%, 01/15/2022	330	334

		35,642

Total Corporate Obligations (Cost $485,619) ($ Thousands)		496,525

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 8.5%

Automotive — 0.9%
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	$130	$130
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (D)	1,234	1,234
Avis Budget Rental Car Funding AESOP, Ser 2017-2A, Cl A
2.970%, 03/20/2024 (D)	1,034	1,035
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	970	970
California Republic Auto Receivables Trust, Ser 2017-1, Cl A3
1.900%, 03/15/2021	550	548
California Republic Auto Receivables Trust, Ser 2017-1, Cl A4
2.280%, 06/15/2022	252	251
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A4
2.130%, 05/20/2020	352	352
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	23	23
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	494	494
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	260	260
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/2019	31	31
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A4
1.690%, 03/20/2021	218	216
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (D)	610	611
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (D)	675	674
Hertz Vehicle Financing II, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (D)	625	624
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (D)	1,201	1,205
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (D)	1,158	1,146
Hertz Vehicle Financing II, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (D)	604	602
Hertz Vehicle Financing II, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (D)	573	570

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing II, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (D)	$254	$253
Hertz Vehicle Financing II, Ser 2016-4A, Cl A
2.650%, 07/25/2022 (D)	811	796
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (D)	990	989
Hertz Vehicle Financing II, Ser 2017-2A, Cl A
3.290%, 10/25/2023 (D)	1,131	1,133
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020	1,925	1,921
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A2A
1.070%, 05/15/2019	84	84
Santander Drive Auto Receivables Trust, Ser 2017-3, Cl A3
1.870%, 06/15/2021	550	548
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A4
2.030%, 02/15/2022 (D)	150	149
World Omni Auto Receivables Trust, Ser 2014-B, Cl A4
1.680%, 12/15/2020	251	251

		17,100

Credit Cards — 0.5%
American Express Credit Account Master Trust, Ser 2017-4, Cl A
1.640%, 12/15/2021	745	741
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	52	52
Capital One Multi-Asset Execution Trust, Ser 2016-A5, Cl A5
1.660%, 06/17/2024	641	625
Capital One Multi-Asset Execution Trust, Ser 2017-A6, Cl A6
2.290%, 07/15/2025	165	164
Chase Issuance Trust, Ser 2016-A6, Cl A6
1.100%, 01/15/2020	100	100
Synchrony Credit Card Master Note Trust, Ser 2015-1, Cl A
2.370%, 03/15/2023	351	352
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	229	228
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl A
1.580%, 09/15/2022	1,429	1,414
Synchrony Credit Card Master Note Trust, Ser 2017-2, Cl A
2.620%, 10/15/2025	1,007	1,006

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust, Ser 2015-B, Cl A
2.550%, 06/17/2024	$53	$53
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	1,501	1,474
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	538	533
World Financial Network Credit Card Master Trust, Ser 2017-A, Cl A
2.120%, 03/15/2024	844	841
World Financial Network Credit Card Master Trust, Ser 2017-C, Cl A
2.310%, 08/15/2024	1,280	1,275

		8,858

Health Care — 0.0%
AstraZeneca, Ser 2017-1, Cl A2
3.125%, 06/12/2027	355	351

Mortgage Related Securities — 7.1%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
2.128%, VAR ICE LIBOR USD 1 Month+0.800%, 12/27/2022 (D)	5	5
ACE Securities Home Equity Loan Trust, Ser 2005-HE6, Cl A2D
1.912%, VAR ICE LIBOR USD 1 Month+0.360%, 10/25/2035	844	846
ACE Securities Home Equity Loan Trust, Ser 2006-NC1, Cl A1
1.772%, VAR ICE LIBOR USD 1 Month+0.220%, 12/25/2035	950	949
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
2.602%, VAR ICE LIBOR USD 1 Month+1.050%, 01/25/2034	505	469
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
1.802%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	1,268	1,263
AEP Texas Central Transition Funding II, Ser 2006-A, Cl A4
5.170%, 01/01/2018	126	126
Airspeed, Ser 2007-1A, Cl G2
1.757%, VAR LIBOR USD 1 Month+0.280%, 06/15/2032 (D)	307	277
Ally Master Owner Trust, Ser 2017-1, Cl A
1.877%, VAR LIBOR USD 1 Month+0.400%, 02/15/2021	372	373

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
2.312%, VAR ICE LIBOR USD 1 Month+0.760%, 09/25/2033	$124	$123
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2005-R10, Cl M1
1.962%, VAR ICE LIBOR USD 1 Month+0.410%, 01/25/2036	2,495	2,490
Argent Securities, Ser 2003-W5, Cl M1
2.602%, VAR ICE LIBOR USD 1 Month+1.050%, 10/25/2033	210	211
Ballyrock CLO, Ser 2017-1A, Cl A1R
2.513%, VAR ICE LIBOR USD 3 Month+1.150%, 10/20/2026 (D)	150	150
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
2.303%, VAR ICE LIBOR USD 1 Month+0.975%, 12/25/2034	429	429
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
2.352%, VAR ICE LIBOR USD 1 Month+0.800%, 08/25/2043	–	–
Brazos Higher Education Authority, Ser 2010- 1, Cl A2
2.662%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	850	869
Brazos Higher Education Authority, Ser 2011- 2, Cl A3
2.367%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	400	402
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
1.982%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2031 (D)	84	81
Cent 18, Ser 2013-18A, Cl A
2.483%, VAR ICE LIBOR USD 3 Month+1.120%, 07/23/2025 (D)	484	485
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.108%, 11/25/2034	72	74
CIT Education Loan Trust, Ser 2007-1, Cl A
1.765%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (D)	444	419
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
5.070%, 04/25/2034	362	371
College Ave Student Loans, Ser 2017-A, Cl A1
2.978%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (D)	549	562

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
2.052%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	$592	$582
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
2.092%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	432	418
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
4.811%, 04/25/2047	446	433
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
1.617%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	650	613
CWHEQ Revolving Home Equity Loan Trust, Ser 2005-D, Cl 2A
1.667%, VAR ICE LIBOR USD 1 Month+0.190%, 11/15/2035	282	266
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (D)	179	180
Eaton Vance CLO, Ser 2017-1A, Cl AR
2.559%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (D)	575	577
Educational Funding of the South, Ser 2011-1, Cl A2
2.017%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	240	240
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
2.287%, VAR ICE LIBOR USD 1 Month+0.735%, 10/25/2035	921	922
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
2.552%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034	737	716
Flatiron CLO, Ser 2017-1A, Cl A1R
2.533%, VAR ICE LIBOR USD 3 Month+1.180%, 07/17/2026 (D)	500	504
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	277	273
GSAMP Trust, Ser 2006-HE1, Cl A2D
1.862%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	1,502	1,501
GSAMP Trust, Ser 2006-NC1, Cl A3
1.842%, VAR ICE LIBOR USD 1 Month+0.290%, 02/25/2036	2,750	2,728
Higher Education Funding, Ser 2014-1, Cl A
2.512%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (D)	455	455

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
HSI Asset Securitization Trust, Ser 2006-OPT4, Cl 1A1
1.722%, VAR ICE LIBOR USD 1 Month+0.170%, 03/25/2036	$2,312	$2,294
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	252	263
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	338	340
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	78	79
Magnetite XII, Ser 2016-12A, Cl AR
2.689%, VAR ICE LIBOR USD 3 Month+1.330%, 04/15/2027 (D)	600	600
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	645	668
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
2.227%, VAR ICE LIBOR USD 1 Month+0.675%, 12/25/2034	699	683
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
3.077%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (D)	684	698
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
2.177%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (D)	268	269
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
2.677%, VAR ICE LIBOR USD 1 Month+1.200%, 12/15/2028 (D)	246	251
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (D)	239	241
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (D)	1,501	1,542
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
3.627%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (D)	443	461
Navient Private Education Loan Trust, Ser 2017-A, Cl A1
1.877%, VAR ICE LIBOR USD 1 Month+0.400%, 12/16/2058 (D)	1,163	1,165
Navient Private Education Loan Trust, Ser 2017-A, Cl A2A
2.880%, 12/16/2058 (D)	744	738

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2017-A, Cl A2B
2.377%, VAR ICE LIBOR USD 1 Month+0.900%, 12/16/2058 (D)	$756	$756
Navient Student Loan Trust, Ser 2014-1, Cl A3
1.838%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	1,580	1,575
Navient Student Loan Trust, Ser 2014-2, Cl A
1.968%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	743	737
Navient Student Loan Trust, Ser 2014-3, Cl A
1.949%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	751	747
Navient Student Loan Trust, Ser 2014-4, Cl A
1.948%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	426	422
Navient Student Loan Trust, Ser 2016-1A, Cl A
2.252%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (D)	2,969	2,978
Navient Student Loan Trust, Ser 2016-2A, Cl A3
3.052%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2065 (D)	1,270	1,317
Navient Student Loan Trust, Ser 2016-5A, Cl A
2.802%, VAR ICE LIBOR USD 1 Month+1.250%, 06/25/2065 (D)	331	339
Navient Student Loan Trust, Ser 2016-7A, Cl A
2.702%, VAR ICE LIBOR USD 1 Month+1.150%, 03/25/2066 (D)	668	684
Navient Student Loan Trust, Ser 2017-1A, Cl A2
2.302%, VAR ICE LIBOR USD 1 Month+0.750%, 07/26/2066 (D)	700	708
Navient Student Loan Trust, Ser 2017-1A, Cl A3
2.702%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/2066 (D)	2,557	2,618
Navient Student Loan Trust, Ser 2017-2A, Cl A
2.602%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2066 (D)	1,644	1,663
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.602%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (D)	3,286	3,372
Navient Student Loan Trust, Ser 2017-4A, Cl A3
2.552%, VAR ICE LIBOR USD 1 Month+1.000%, 09/27/2066 (D)	1,901	1,919
Navient Student Loan Trust, Ser 2017-5A, Cl A
2.352%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (D)	2,449	2,464

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.547%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	$346	$342
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.527%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	282	279
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
1.477%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	2,161	2,121
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
1.758%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	339	335
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
1.443%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	2,602	2,572
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.503%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	272	263
Nelnet Student Loan Trust, Ser 2006-2, Cl A6
1.487%, VAR ICE LIBOR USD 3 Month+0.120%, 04/25/2031	1,476	1,480
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
1.678%, VAR ICE LIBOR USD 3 Month+0.350%, 03/25/2026 (D)	93	92
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
3.112%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/2024	511	521
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
2.128%, VAR ICE LIBOR USD 1 Month+0.800%, 04/25/2046 (D)	252	254
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
2.178%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2048 (D)	461	463
Nelnet Student Loan Trust, Ser 2013-1A, Cl A
1.928%, VAR ICE LIBOR USD 1 Month+0.600%, 06/25/2041 (D)	1,147	1,147
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
2.178%, VAR ICE LIBOR USD 1 Month+0.850%, 07/27/2037 (D)	950	936
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
2.502%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (D)	500	494
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
2.152%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/2047 (D)	699	697
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
2.128%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (D)	788	798

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
2.322%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (D)	$1,212	$1,217
Nelnet Student Loan Trust, Ser 2017-3A, Cl A
2.322%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2066 (D)	1,132	1,133
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
2.048%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (D)	134	130
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
2.042%, VAR ICE LIBOR USD 1 Month+0.490%, 07/25/2035	739	741
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
2.114%, VAR ICE LIBOR USD 3 Month+0.800%, 07/25/2025	236	236
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
1.992%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	1,005	1,003
Option One Mortgage Loan Trust, Ser 2006-1, Cl 1A1
1.772%, VAR ICE LIBOR USD 1 Month+0.220%, 01/25/2036	2,278	2,267
Ownit Mortgage Loan Trust, Ser 2005-3, Cl A3
2.552%, VAR ICE LIBOR USD 1 Month+1.000%, 06/25/2036	189	189
People’s Choice Home Loan Securities Trust, Ser 2004-1, Cl M1
2.437%, VAR ICE LIBOR USD 1 Month+0.885%, 06/25/2034	650	623
Prosper Marketplace Issuance Trust, Ser 2017-2A, Cl A
2.410%, 09/15/2023 (D)	611	612
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	171	180
RAMP Trust, Ser 2005-EFC4, Cl M3
2.032%, VAR ICE LIBOR USD 1 Month+0.480%, 09/25/2035	790	789
RAMP Trust, Ser 2005-EFC5, Cl M1
1.952%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2035	2	2
RAMP Trust, Ser 2006-RZ1, Cl M1
1.952%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2036	1,300	1,299
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.752%, 06/25/2033	10	10

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Scholar Funding Trust, Ser 2011-A, Cl A
2.278%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (D)	$200	$198
SLC Student Loan Trust, Ser 2005-3, Cl A3
1.709%, VAR ICE LIBOR USD 3 Month+0.120%, 06/15/2029	1,533	1,521
SLC Student Loan Trust, Ser 2005-3, Cl A4
1.739%, VAR ICE LIBOR USD 3 Month+0.150%, 12/15/2039	1,240	1,179
SLM Student Loan Trust, Ser 2003-1, Cl A5C
2.339%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (D)	502	497
SLM Student Loan Trust, Ser 2003-10A, Cl A3
2.059%, VAR LIBOR USD 3 Month+0.550%, 12/15/2027 (D)	1,265	1,273
SLM Student Loan Trust, Ser 2004-10, Cl A7A
2.117%, VAR ICE LIBOR USD 3 Month+0.750%, 10/25/2029 (D)	1,196	1,195
SLM Student Loan Trust, Ser 2005-6, Cl A5B
2.567%, VAR ICE LIBOR USD 3 Month+1.200%, 07/27/2026	27	27
SLM Student Loan Trust, Ser 2005-8, Cl A5
1.537%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2040	598	578
SLM Student Loan Trust, Ser 2006-2, Cl A6
1.537%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	540	523
SLM Student Loan Trust, Ser 2006-3, Cl A5
1.467%, VAR ICE LIBOR USD 3 Month+0.100%, 01/25/2021	1,031	1,024
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.527%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	540	522
SLM Student Loan Trust, Ser 2007-2, Cl A4
1.427%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	1,048	1,019
SLM Student Loan Trust, Ser 2007-6, Cl A4
1.747%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	1,055	1,054
SLM Student Loan Trust, Ser 2007-7, Cl B
2.117%, VAR ICE LIBOR USD 3 Month+0.750%, 10/27/2070	250	227
SLM Student Loan Trust, Ser 2008-2, Cl A3
1.310%, VAR ICE LIBOR USD 3 Month+0.750%, 04/25/2023	1,242	1,241
SLM Student Loan Trust, Ser 2008-2, Cl B
2.567%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	160	156
SLM Student Loan Trust, Ser 2008-3, Cl B
2.567%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	160	157

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-4, Cl A4
3.017%, VAR ICE LIBOR USD 3 Month+1.650%, 07/25/2022	$1,023	$1,048
SLM Student Loan Trust, Ser 2008-4, Cl B
3.217%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	160	159
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.067%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	694	715
SLM Student Loan Trust, Ser 2008-5, Cl B
3.217%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	160	160
SLM Student Loan Trust, Ser 2008-6, Cl B
3.217%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	160	160
SLM Student Loan Trust, Ser 2008-7, Cl B
3.217%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	160	165
SLM Student Loan Trust, Ser 2008-8, Cl B
3.617%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	160	169
SLM Student Loan Trust, Ser 2008-9, Cl A
2.867%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	576	590
SLM Student Loan Trust, Ser 2008-9, Cl B
3.617%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	160	163
SLM Student Loan Trust, Ser 2009-3, Cl A
2.078%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2045 (D)	792	788
SLM Student Loan Trust, Ser 2010-1, Cl A
1.925%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	172	170
SLM Student Loan Trust, Ser 2012-1, Cl A3
2.278%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	1,917	1,936
SLM Student Loan Trust, Ser 2012-2, Cl A
2.252%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	935	938
SLM Student Loan Trust, Ser 2012-3, Cl A
1.978%, VAR ICE LIBOR USD 1 Month+0.650%, 12/26/2025	458	461
SLM Student Loan Trust, Ser 2012-6, Cl A3
2.078%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	188	187
SLM Student Loan Trust, Ser 2012-6, Cl B
2.328%, VAR ICE LIBOR USD 1 Month+1.000%, 04/27/2043	249	228
SLM Student Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (D)	93	93

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2013-1, Cl B
3.128%, VAR ICE LIBOR USD 1 Month+1.800%, 11/25/2070	$180	$181
SLM Student Loan Trust, Ser 2013-4, Cl A
1.878%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	225	226
SLM Student Loan Trust, Ser 2013-B, Cl A2B
2.577%, VAR ICE LIBOR USD 1 Month+1.100%, 06/17/2030 (D)	101	101
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (D)	209	210
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (D)	223	218
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (D)	299	298
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
2.477%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (D)	631	640
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (D)	432	435
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
2.677%, VAR ICE LIBOR USD 1 Month+1.200%, 07/15/2027 (D)	2,530	2,569
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (D)	509	510
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
2.877%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (D)	381	390
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (D)	1,072	1,067
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
2.977%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (D)	1,927	1,981
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	953	937
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
2.927%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (D)	1,740	1,800
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (D)	1,314	1,286

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
2.577%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (D)	$2,176	$2,213
SMB Private Education Loan Trust, Ser 2017-A, Cl A2A
2.880%, 09/15/2034 (D)	670	671
SMB Private Education Loan Trust, Ser 2017-A, Cl A2B
2.377%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (D)	100	101
SMB Private Education Loan Trust, Ser 2017-B, Cl A2A
2.820%, 10/15/2035 (D)	921	917
SMB Private Education Loan Trust, Ser 2017-B, Cl A2B
2.101%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (D)	929	932
SoFi Professional Loan Program, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (D)	733	731
SoFi Professional Loan Program, Ser 2016-D, Cl A1
2.502%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (D)	154	155
SoFi Professional Loan Program, Ser 2016-E, Cl A1
2.402%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (D)	417	421
SoFi Professional Loan Program, Ser 2017-A, Cl A1
2.252%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (D)	368	370
SoFi Professional Loan Program, Ser 2017-A, Cl A2B
2.400%, 03/26/2040 (D)	404	398
SoFi Professional Loan Program, Ser 2017-B, Cl A2FX
2.740%, 05/25/2040 (D)	463	462
SoFi Professional Loan Program, Ser 2017-C, Cl A2B
2.630%, 07/25/2040 (D)	674	670
SoFi Professional Loan Program, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (D)	162	161
SoFi Professional Loan Program, Ser 2017-E, Cl A1
2.052%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (D)	360	361
SoFi Professional Loan Program, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (D)	1,160	1,154

32	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program, Ser 2017-F, Cl A2FX
2.840%, 01/25/2041 (D)	$1,190	$1,195
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
2.102%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	495	482
Structured Asset Investment Loan Trust, Ser 2005-HE1, Cl M1
2.257%, VAR ICE LIBOR USD 1 Month+0.705%, 07/25/2035	1,536	1,539
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
2.152%, VAR ICE LIBOR USD 1 Month+0.600%, 05/25/2035	64	64
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF4, Cl M2
1.982%, VAR ICE LIBOR USD 1 Month+0.430%, 11/25/2035	711	712
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (C)(D)	1,332	1,338
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (D)	880	874
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (D)	430	427
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (D)	925	923
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (D)	950	944
VOLT XL, Ser 2015-NP14, Cl A1
4.375%, 11/27/2045 (D)	65	65
Voya CLO, Ser 2016-1A, Cl A1R
2.684%, VAR ICE LIBOR USD 3 Month+1.330%, 04/18/2026 (D)	610	610
Voya CLO, Ser 2017-3A, Cl A1R
2.404%, VAR ICE LIBOR USD 3 Month+1.050%, 01/18/2026 (D)	500	501

		129,959

Total Asset-Backed Securities (Cost $154,693) ($ Thousands)		156,268

SOVEREIGN DEBT — 2.7%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (D)	480	475
3.125%, 10/11/2027 (D)	340	332
2.500%, 10/11/2022 (D)	1,950	1,911
Chile Government International Bond
3.860%, 06/21/2047	555	570
Colombia Government International Bond
5.625%, 02/26/2044	690	790
5.000%, 06/15/2045	830	878

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Export-Import Bank of India
3.375%, 08/05/2026 (D)		$350	$344
Export-Import Bank of Korea
3.000%, 11/01/2022		899	894
2.500%, 11/01/2020		423	419
Indonesia Government International Bond
5.250%, 01/08/2047 (D)		200	226
5.125%, 01/15/2045 (D)		200	221
3.850%, 07/18/2027 (D)		600	616
3.750%, 04/25/2022 (D)		740	762
3.500%, 01/11/2028		235	234
2.950%, 01/11/2023		850	843
Japan Bank for International Cooperation
2.250%, 02/24/2020		1,006	1,002
1.875%, 04/20/2021		238	232
1.750%, 05/28/2020		712	702
Japan Treasury Discount Bills
-0.158%, 01/10/2018 (A)(F)	JPY	1,255,000	11,141
-0.182%, 03/26/2018 (A)(F)		600,000	5,328
-0.240%, 02/26/2018 (A)(F)		855,000	7,591
Kazakhstan Government International Bond
4.875%, 10/14/2044 (D)		$660	710
Kuwait International Government Bond
3.500%, 03/20/2027 (D)		450	457
Mexico Government International Bond MTN
6.050%, 01/11/2040		100	118
5.750%, 10/12/2110		357	380
4.750%, 03/08/2044		3,410	3,447
4.600%, 02/10/2048		644	636
3.600%, 01/30/2025		520	527
Panama Government International Bond
4.500%, 05/15/2047		640	689
Peruvian Government International Bond
6.550%, 03/14/2037		50	68
5.625%, 11/18/2050		574	736
Province of Quebec Canada
2.625%, 02/13/2023		620	620
Republic of Poland Government International Bond
5.000%, 03/23/2022		100	109
4.000%, 01/22/2024		1,757	1,874
Saudi Government International Bond MTN
4.625%, 10/04/2047 (D)		260	266
3.625%, 03/04/2028 (D)		422	418
2.875%, 03/04/2023 (D)		1,640	1,612
Uruguay Government International Bond
5.100%, 06/18/2050		650	721

Total Sovereign Debt (Cost $48,550) ($ Thousands)			48,899

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	33

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FHLB
3.000%, 09/11/2026	$590	$606
1.375%, 11/15/2019	1,370	1,356
FHLB DN
3.987%, 03/21/2018 (A)	1,210	1,206
1.382%, 04/27/2018 (A)	1,120	1,115
1.372%, 04/25/2018 (A)	4,090	4,072
1.308%, 02/22/2018 (A)	1,750	1,747
1.303%, 02/13/2018 (A)	3,120	3,116
1.254%, 02/09/2018 (A)	1,920	1,917
1.251%, 01/19/2018 (A)	2,690	2,688
1.242%, 01/24/2018 (A)	1,570	1,569
1.241%, 01/17/2018 (A)	1,030	1,029
1.203%, 01/22/2018 (A)	1,350	1,349
1.154%, 02/28/2018 (A)	1,480	1,477
1.133%, 01/26/2018 (A)	1,410	1,409
1.124%, 02/14/2018 (A)	2,540	2,536
FICO STRIPS, PO
0.000%, 05/11/2018 (A)	460	457
FNMA
2.841%, 10/09/2019 (A)	5,020	4,835

Total U.S. Government Agency Obligations (Cost $32,495) ($ Thousands)		32,484

MUNICIPAL BONDS — 0.5%

California — 0.1%
California State, GO
7.600%, 11/01/2040	410	655
6.200%, 03/01/2019	300	314
Los Angeles, Community College District, GO
6.750%, 08/01/2049	560	869
State of California, GO
6.650%, 03/01/2022	250	284

		2,122

Illinois — 0.0%
Carlyle City, GO
3.901%, 07/15/2019	15	15

Massachusetts — 0.1%
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	1,110	1,274

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	390	608

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New York — 0.2%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	$780	$901
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	275	350
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-5, RB Callable 08/01/2027 @ 100
3.280%, 08/01/2029	595	597
New York State Dormitory Authority, RB
5.500%, 03/15/2030	400	471
New York State Urban Development, Ser D-2, RB Callable 09/15/2027 @ 100
3.270%, 03/15/2028	1,000	996

		3,315

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	226	254

Texas — 0.1%
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049 (B)	531	808

Total Municipal Bonds (Cost $7,714) ($ Thousands)		8,396

	Shares

AFFILIATED PARTNERSHIP — 4.4%
SEI Liquidity Fund, L.P.
1.350% **†(G)	80,995,997	80,989

Total Affiliated Partnership (Cost $80,985) ($ Thousands)		80,989

CASH EQUIVALENT — 6.6%
SEI Daily Income Trust, Government Fund, Cl F
1.040%**†	121,695,457	121,695

Total Cash Equivalent (Cost $121,695) ($ Thousands)		121,695

Total Investments in Securities — 117.4% (Cost $2,137,478) ($ Thousands)		$2,151,685

34	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS* — 0.0%
Total Purchased Options(H) (Cost $359) ($ Thousands)	763	$365

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS* — 0.0%
Total Written Options(H) (Premiums Received $106) ($ Thousands)	(528)	$(85)

A list of the open option contracts held by the Fund at December 31, 2017, is as follows:

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)
PURCHASED OPTIONS — 0.0%

Put Options
Eurodollar Mid-Curve Option*	60	$14,669	$97.88	02/17/18	$17
Eurodollar Mid-Curve Option*	90	22,004	97.75	03/17/18	14
IMM Eurodollar Future Option*	34	8,350	98.25	03/17/18	4
U.S. 10 Year Future Option*	39	4,838	123.00	01/20/18	5
U.S. 10 Year Future Option*	26	3,225	124.00	01/20/18	11
U.S. 5 Year Future Option*	40	4,647	115.50	01/20/18	2
U.S. Bond Future Option*	32	4,896	151.00	01/20/18	17
U.S. Bond Future Option*	18	2,754	152.00	01/20/18	15
U.S. Bond Future Option*	133	20,349	153.00	01/20/18	168

		85,732			253

Call Options
IMM Eurodollar Future Option*	42	10,315	98.50	01/20/18	–
U.S. 10 Year Future Option*	39	4,838	124.00	01/20/18	18
U.S. 10 Year Future Option*	16	1,985	124.25	01/20/18	6
U.S. 5 Year Future Option*	77	8,944	116.50	01/20/18	10
U.S. 5 Year Future Option*	65	7,551	116.75	01/20/18	5
U.S. Bond Future Option*	13	1,989	151.00	01/20/18	33
U.S. Bond Future Option*	26	3,978	154.00	01/20/18	21
U.S. Long Treasury Bond*	13	–	151.50	01/20/18	19

		39,600			112

Total Purchased Options		$125,332			$365

WRITTEN OPTIONS — 0.0%
Put Options
Eurodollar Mid-Curve Option*	(60)	(14,669)	97.75	02/17/18	(7)
Eurodollar Mid-Curve Option*	(4)	(978)	97.75	01/20/18	–
U.S. 10 Year Future Option*	(20)	(2,481)	122.50	01/20/18	(1)
U.S. 10 Year Future Option*	(35)	(4,342)	122.00	02/17/18	(4)
U.S. 5 Year Future Option*	(20)	(2,323)	116.00	01/20/18	(4)
U.S. 5 Year Future Option*	(35)	(4,066)	115.75	01/20/18	(3)
U.S. 5 Year Future Option*	(38)	(4,414)	115.50	02/17/18	(5)
U.S. Bond Future Option*	(7)	(1,071)	148.00	01/20/18	(1)
U.S. Bond Future Option*	(21)	(3,213)	149.00	01/20/18	(4)
		(37,557)			(29)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	35

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)
WRITTEN OPTIONS (continued)

Call Options
U.S. 10 Year Future Option*	(39)	(4,838)	125.50	01/20/18	(3)
U.S. 10 Year Future Option*	(20)	(2,481)	126.50	01/20/18	(1)
U.S. 10 Year Future Option*	(32)	(3,969)	126.00	02/17/18	(4)
U.S. 10 Year Future Option*	(35)	(4,342)	126.50	02/17/18	(3)
U.S. 5 Year Future Option*	(38)	(4,414)	118.50	02/17/18	(1)
U.S. 5 Year Future Option*	(78)	(9,061)	117.75	02/17/18	(4)
U.S. Bond Future Option*	(26)	(3,978)	153.00	01/20/18	(33)
U.S. Bond Future Option*	(20)	(3,060)	158.00	02/17/18	(7)

		(36,143)			(56)

Total Written Options		$(73,700)			$(85)

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	(65)	Dec-2019	$(15,857)	$(15,871)	$(14)
90-Day Euro$	(24)	Sep-2018	(5,903)	(5,878)	25
90-Day Euro$	(93)	Dec-2018	(22,777)	(22,751)	26
90-Day Euro$	(182)	Jun-2018	(44,671)	(44,624)	47
90-Day Euro$	(306)	Mar-2018	(75,267)	(75,154)	113
Euro-Bob	(64)	Mar-2018	(10,021)	(10,114)	33
U.S. 10-Year Treasury Note	144	Mar-2018	17,961	17,863	(98)
U.S. 2-Year Treasury Note	347	Mar-2018	74,435	74,296	(139)
U.S. 5-Year Treasury Note	432	Mar-2018	50,266	50,183	(83)
U.S. Long Treasury Bond	(256)	Mar-2018	(39,208)	(39,168)	40
U.S. Ultra Long Treasury Bond	(4)	Mar-2018	(744)	(671)	73
Ultra 10-Year U.S. Treasury Note	(38)	Mar-2018	(5,070)	(5,075)	(5)

			$(76,856)	$(76,964)	$18

A list of the open forward foreign currency contracts held by the Fund at December 31, 2017 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	01/10/18 - 03/26/18	JPY	3,415,000	USD	30,511	$123

						$123

36	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

A list of outstanding centrally cleared swap contracts held by the Fund at December 31, 2017 is as follows:

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.4744%	3-MONTH USD - LIBOR	Quarterly	11/15/2043	USD	13,127	$253	$280	$(28)
2.63%	3M USD LIBOR	Quarterly	11/15/2043	USD	1,305	(15)	(9)	(6)
3M USD LIBOR	2.25%	Quarterly	05/31/2022	USD	9,126	(6)	17	(23)

						$232	$288	$(57)

			Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount ($ Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.HY.IG.28	Sell	1.00%	Quarterly	06/20/2022	(17,640)	$185	$348	$(163)

Percentages are based on Net Assets of $1,833,329 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Certain securities or partial positions of certain securities are on loan at December 31, 2017. The total market value of securities on loan at December 31, 2017 was $79,195 ($ Thousands).
(C)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2017.
(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $198,449 ($ Thousands), representing 10.8% of the Net Assets of the Fund.
(E)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on December 31, 2017. The coupon on a step bond changes on a specified date.
(F)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2017 was $80,989 ($ Thousands).

ABS – Asset-Backed Security

ACES – Alternative Credit Enhancement Structure

ARM – Adjustable Rate Mortgage

Cl – Class

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FICO – Financing Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

IO – Interest Only – face amount represents notional amount.

JPY – Japanese Yen

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

L.P. – Limited Partnership

MTN – Medium Term Note

PLC – Public Limited Company

PO – Principal Only

RB – Revenue Bond

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

TBA – To Be Announced

USD – United States Dollar

VAR – Variable Rate Security

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	37

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

U.S. Fixed Income Fund (Continued)

The following is a list of the levels of inputs used as of December 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$51,955	$581,091	$–	$633,046
Mortgage-Backed Securities	–	578,902	–	578,902
Corporate Obligations	–	500,376	–	500,376
Asset-Backed Securities	–	152,864	–	152,864
U.S. Government Agency Obligations	–	56,545	–	56,545
Sovereign Debt	–	18,872	–	18,872
Municipal Bonds	–	8,396	–	8,396
Affiliated Partnership	–	80,989	–	80,989
Cash Equivalent	121,695	–	–	121,695

Total Investments in Securities	$173,650	$1,978,035	$–	$2,151,685

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$365	$–	$–	$365
Written Options	(85)	–	–	(85)
Futures Contracts *

Unrealized Appreciation	357	–	–	357
Unrealized Depreciation	(339)	–	–	(339)
Forwards Contracts *

Unrealized Appreciation	–	123	–	123
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Depreciation	–	(57)	–	(57)
Credit Default Swaps *
Unrealized Depreciation	–	(163)	–	(163)

Total Other Financial Instruments	$298	$(97)	$–	$201

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2017, there were no Level 3 investments.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$105,671	$205,379	$(230,068)	$(1)	$8	$ 80,989	$78
SEI Daily Income Trust, Government Fund, CI F	230,644	262,953	(371,902)	–	–	121,695	291

Totals	$336,315	$468,332	$(601,970)	$(1)	$8	$202,684	$369

38	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 75.5%

Consumer Discretionary — 18.9%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (A)	$3,415	$3,441
4.250%, 05/15/2024 (A)	3,056	3,048
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(C)	150	1
9.500%, 02/15/2004 (B)(C)	25	–
7.875%, 01/15/2009 (B)(C)	225	–
Adient Global Holdings
4.875%, 08/15/2026 (A)	2,130	2,189
Altice
7.750%, 05/15/2022 (A)	3,407	3,356
7.625%, 02/15/2025 (A)	3,495	3,346
Altice Financing
7.500%, 05/15/2026 (A)	5,592	5,956
6.625%, 02/15/2023 (A)	345	361
Altice Finco
8.125%, 01/15/2024 (A)	395	413
Altice US Finance I
5.500%, 05/15/2026 (A)	960	978
5.375%, 07/15/2023 (A)	1,946	1,990
AMC Entertainment Holdings
5.875%, 11/15/2026	110	108
5.750%, 06/15/2025	840	831
AMC Networks
5.000%, 04/01/2024	1,573	1,593
4.750%, 12/15/2022	2,210	2,257
4.750%, 08/01/2025	2,680	2,656
American Axle & Manufacturing
6.625%, 10/15/2022	440	457
6.500%, 04/01/2027 (A)	660	699
6.250%, 04/01/2025 (A)	540	568
Aramark Services
4.750%, 06/01/2026	700	710
Ashtead Capital
4.375%, 08/15/2027 (A)	269	273
4.125%, 08/15/2025 (A)	269	272
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)(E)	2,750	–
Belo
7.750%, 06/01/2027	1,675	1,884
Block Communications
6.875%, 02/15/2025 (A)	1,422	1,490
Bon-Ton Department Stores
8.000%, 06/15/2021 (C)	5,050	1,427
Boyd Gaming
6.375%, 04/01/2026	1,880	2,026
Cablevision Systems
5.875%, 09/15/2022	1,500	1,477
CBS Radio
7.250%, 11/01/2024 (A)	230	243

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CCM Merger
6.000%, 03/15/2022 (A)	$695	$713
CCO Holdings
5.875%, 04/01/2024 (A)	1,860	1,939
5.750%, 02/15/2026 (A)	2,775	2,883
5.500%, 05/01/2026 (A)	3,670	3,762
5.375%, 05/01/2025 (A)	2,340	2,411
5.250%, 09/30/2022	250	256
5.125%, 05/01/2027 (A)	5,568	5,484
5.000%, 02/01/2028 (A)	2,340	2,276
CEC Entertainment
8.000%, 02/15/2022	1,283	1,206
Cengage Learning
9.500%, 06/15/2024 (A)	3,825	3,462
Century Communities
6.875%, 05/15/2022	1,920	2,016
Cequel Communications Holdings I
7.750%, 07/15/2025 (A)	895	953
5.125%, 12/15/2021 (A)	620	622
Churchill Downs
4.750%, 01/15/2028 (A)	542	538
Cinemark USA
4.875%, 06/01/2023	500	506
Claire’s Stores
9.000%, 03/15/2019 (A)	815	532
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	3,629	3,556
6.500%, 11/15/2022	3,325	3,368
Constellation
8.500%, 09/15/2025 (A)	485	473
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	465	480
CSC Holdings
10.875%, 10/15/2025 (A)	3,774	4,491
10.125%, 01/15/2023 (A)	2,185	2,461
6.750%, 11/15/2021	1,250	1,341
6.625%, 10/15/2025 (A)	420	455
5.500%, 04/15/2027 (A)	856	873
5.250%, 06/01/2024	2,249	2,215
Cumulus Media Holdings
7.750%, 05/01/2019 (C)	4,580	824
Dana
6.000%, 09/15/2023	1,000	1,042
5.500%, 12/15/2024	225	238
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	390	423
Delphi Technologies
5.000%, 10/01/2025 (A)	5,031	5,094
Diamond Resorts International
10.750%, 09/01/2024 (A)	1,880	2,014
DISH DBS
7.750%, 07/01/2026	520	547

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 07/15/2022	$1,401	$1,408
5.875%, 11/15/2024	11,244	10,949
5.000%, 03/15/2023	3,355	3,170
DISH Network
3.375%, 08/15/2026	425	462
Eldorado Resorts
6.000%, 04/01/2025	2,420	2,529
ESH Hospitality
5.250%, 05/01/2025 (A)	3,760	3,798
EW Scripps
5.125%, 05/15/2025 (A)	1,570	1,562
Fiat Chrysler Automobiles
5.250%, 04/15/2023	410	429
Fontainebleau Las Vegas Holdings
10.250%, 06/15/2015 (A)(B)(C)	3,108	–
Gannett
5.500%, 09/15/2024 (A)	336	352
Golden Nugget
6.750%, 10/15/2024 (A)	2,709	2,756
Goodyear Tire & Rubber
5.125%, 11/15/2023	425	443
Gray Television
5.125%, 10/15/2024 (A)	2,400	2,394
Group 1 Automotive
5.250%, 12/15/2023 (A)	775	800
Guitar Center
9.625%, 04/15/2020 (A)	5,165	2,892
6.500%, 04/15/2019 (A)	1,300	1,203
Hanesbrands
4.875%, 05/15/2026 (A)	1,229	1,260
Herc Rentals
7.750%, 06/01/2024 (A)	672	738
7.500%, 06/01/2022 (A)	313	337
Hilton Domestic Operating
4.250%, 09/01/2024	1,635	1,651
Hilton Grand Vacations Borrower
6.125%, 12/01/2024 (A)	115	126
Hilton Worldwide Finance
4.875%, 04/01/2027	115	120
4.625%, 04/01/2025	230	237
iHeartCommunications
14.000% cash/14% PIK, 02/01/2021	6,016	466
10.625%, 03/15/2023	951	671
9.000%, 12/15/2019	2,459	1,826
9.000%, 03/01/2021	1,855	1,326
9.000%, 09/15/2022	2,173	1,559
iHeartCommunications (Escrow Security)
12.000%, 08/01/2021 (B)	3,515	–
IHO Verwaltungs GmbH
4.500% cash/5.25% PIK, 09/15/2023 (A)	510	520
Inn of the Mountain Gods Resort & Casino
0.000%, 11/30/2020 (A) (F)	4,420	4,022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Game Technology
6.500%, 02/15/2025 (A)	$1,025	$1,145
6.250%, 02/15/2022 (A)	320	345
Interval Acquisition
5.625%, 04/15/2023	620	642
Jack Ohio Finance
6.750%, 11/15/2021 (A)	2,150	2,263
Jacobs Entertainment
7.875%, 02/01/2024 (A)	830	888
JC Penney
6.375%, 10/15/2036	505	300
5.875%, 07/01/2023 (A)	895	845
KFC Holding
5.000%, 06/01/2024 (A)	1,199	1,236
4.750%, 06/01/2027 (A)	835	854
L Brands
6.950%, 03/01/2033	646	643
6.875%, 11/01/2035	145	146
6.750%, 07/01/2036	1,395	1,395
Lee Enterprises
9.500%, 03/15/2022 (A)	1,300	1,345
Liberty Interactive
8.250%, 02/01/2030	2,205	2,392
Lions Gate Entertainment
5.875%, 11/01/2024 (A)	1,000	1,056
Lithia Motors
5.250%, 08/01/2025 (A)	180	188
Live Nation Entertainment
4.875%, 11/01/2024 (A)	90	92
M/I Homes
6.750%, 01/15/2021	935	968
5.625%, 08/01/2025	1,780	1,807
Mattamy Group
6.500%, 10/01/2025 (A)	1,135	1,200
Mattel
6.750%, 12/31/2025 (A)	1,389	1,408
3.150%, 03/15/2023	673	579
McClatchy
9.000%, 12/15/2022	2,960	3,086
Men’s Wearhouse
7.000%, 07/01/2022	1,314	1,319
MGM Resorts International
7.750%, 03/15/2022	1,615	1,841
6.000%, 03/15/2023	3,488	3,767
4.625%, 09/01/2026	1,872	1,891
Midcontinent Communications
6.875%, 08/15/2023 (A)	1,320	1,401
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(C)	175	–
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	3,039	3,115

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Monitronics International
9.125%, 04/01/2020	$6,081	$5,047
Neiman Marcus Group,
8.750% cash/9.5% PIK, 10/15/2021 (A)	705	377
8.000%, 10/15/2021 (A)	365	210
Netflix
4.875%, 04/15/2028 (A)	3,695	3,621
4.375%, 11/15/2026	1,178	1,152
Nexstar Broadcasting
6.125%, 02/15/2022 (A)	380	393
5.625%, 08/01/2024 (A)	2,823	2,915
Nine West Holdings
8.250%, 03/15/2019 (A)	4,619	508
PetSmart
8.875%, 06/01/2025 (A)	420	253
7.125%, 03/15/2023 (A)	1,225	726
5.875%, 06/01/2025 (A)	340	261
Pinnacle Entertainment
5.625%, 05/01/2024	1,350	1,444
PulteGroup
5.000%, 01/15/2027	987	1,031
Quebecor Media
5.750%, 01/15/2023	2,270	2,406
Quebecor Media (Escrow Security)
0.000%, 11/15/2013 (B)(C)(G)	1,725	2
0.000%, 03/15/2016 (B)(C)	1,915	–
QVC
4.450%, 02/15/2025	595	607
Radiate Holdco
6.625%, 02/15/2025 (A)	3,764	3,557
Regal Entertainment Group
5.750%, 03/15/2022	305	315
5.750%, 06/15/2023	280	289
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (A)	329	340
Sally Holdings
5.625%, 12/01/2025	792	788
Scientific Games International
7.000%, 01/01/2022 (A)	1,994	2,101
5.000%, 10/15/2025 (A)	2,148	2,154
Service International
7.500%, 04/01/2027	1,295	1,560
ServiceMaster
5.125%, 11/15/2024 (A)	621	629
SFR Group
7.375%, 05/01/2026 (A)	8,524	8,748
6.250%, 05/15/2024 (A)	1,991	1,996
6.000%, 05/15/2022 (A)	1,805	1,827
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	2,190	2,360
Sinclair Television Group
6.125%, 10/01/2022	795	819

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 08/01/2024 (A)	$840	$866
5.125%, 02/15/2027 (A)	3,489	3,459
Sirius XM Radio
6.000%, 07/15/2024 (A)	748	791
5.375%, 04/15/2025 (A)	4,420	4,602
5.375%, 07/15/2026 (A)	2,475	2,565
5.000%, 08/01/2027 (A)	1,220	1,223
Six Flags Entertainment
5.500%, 04/15/2027 (A)	1,675	1,734
4.875%, 07/31/2024 (A)	3,203	3,251
Staples
8.500%, 09/15/2025 (A)	1,030	953
Station Casinos
5.000%, 10/01/2025 (A)	2,248	2,259
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	3,105	2,950
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	1,755	1,836
TEGNA
6.375%, 10/15/2023	250	262
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,000	998
Tempur Sealy International
5.625%, 10/15/2023	595	619
5.500%, 06/15/2026	455	466
Tenneco
5.000%, 07/15/2026	340	348
Tesla
5.300%, 08/15/2025 (A)	976	932
TI Group Automotive Systems
8.750%, 07/15/2023 (A)	1,739	1,865
Time
7.500%, 10/15/2025 (A)	385	454
Tribune Media
5.875%, 07/15/2022	3,140	3,226
Unitymedia GmbH
6.125%, 01/15/2025 (A)	795	839
Unitymedia Hessen GmbH & KG
5.000%, 01/15/2025 (A)	1,100	1,127
Univision Communications
5.125%, 02/15/2025 (A)	4,870	4,742
UPCB Finance IV
5.375%, 01/15/2025 (A)	1,630	1,641
Urban One
9.250%, 02/15/2020 (A)	3,526	3,314
7.375%, 04/15/2022 (A)	3,022	3,015
Videotron
5.375%, 06/15/2024 (A)	635	684
5.125%, 04/15/2027 (A)	1,810	1,892
Viking Cruises
6.250%, 05/15/2025 (A)	3,215	3,311

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virgin Media Finance
5.750%, 01/15/2025 (A)	$2,197	$2,241
Virgin Media Secured Finance
5.500%, 01/15/2025 (A)	200	205
5.500%, 08/15/2026 (A)	480	492
5.250%, 01/15/2026 (A)	2,635	2,661
Vista Outdoor
5.875%, 10/01/2023	1,075	1,032
Wave Holdco
8.250% cash/9% PIK, 07/15/2019 (A)	416	416
WMG Acquisition
5.625%, 04/15/2022 (A)	58	60
4.875%, 11/01/2024 (A)	135	139
Wynn Las Vegas
5.500%, 03/01/2025 (A)	2,090	2,153
5.250%, 05/15/2027 (A)	646	655
Yum! Brands
6.875%, 11/15/2037	1,915	2,102
5.350%, 11/01/2043	130	125
Ziggo Bond Finance BV
6.000%, 01/15/2027 (A)	2,000	1,950
Ziggo Secured Finance BV
5.500%, 01/15/2027 (A)	3,520	3,494

		314,052

Consumer Staples — 2.3%
Albertsons
6.625%, 06/15/2024	535	507
5.750%, 03/15/2025	887	800
Avon International Operations
7.875%, 08/15/2022 (A)	648	659
Avon Products
7.000%, 03/15/2023	269	217
B&G Foods
5.250%, 04/01/2025	2,795	2,843
Central Garden & Pet
6.125%, 11/15/2023	495	523
5.125%, 02/01/2028	320	320
Clearwater Seafoods
6.875%, 05/01/2025 (A)	1,605	1,613
Cott Holdings
5.500%, 04/01/2025 (A)	815	837
Energizer Holdings
5.500%, 06/15/2025 (A)	2,900	3,021
First Quality Finance
5.000%, 07/01/2025 (A)	1,150	1,173
High Ridge Brands
8.875%, 03/15/2025 (A)	405	360
HRG Group
7.875%, 07/15/2019	140	140
7.750%, 01/15/2022	2,062	2,140

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KeHE Distributors
7.625%, 08/15/2021 (A)	$1,900	$1,905
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	770	805
New Albertson’s
8.000%, 05/01/2031	4,610	4,161
7.750%, 06/15/2026	160	144
7.450%, 08/01/2029	1,605	1,412
Pilgrim’s Pride
5.875%, 09/30/2027 (A)(B)	1,580	1,627
Post Holdings
5.750%, 03/01/2027 (A)	940	957
5.625%, 01/15/2028 (A)	255	256
5.500%, 03/01/2025 (A)	290	300
5.000%, 08/15/2026 (A)	3,628	3,569
Rite Aid
7.700%, 02/15/2027	2,170	1,844
6.875%, 12/15/2028 (A)	380	293
6.125%, 04/01/2023 (A)	3,092	2,791
Simmons Foods
5.750%, 11/01/2024 (A)	2,030	2,017
Spectrum Brands
5.750%, 07/15/2025	926	975
TreeHouse Foods
6.000%, 02/15/2024 (A)	645	671

		38,880

Energy — 10.8%
Alta Mesa Holdings
7.875%, 12/15/2024	1,810	1,984
American Greetings
7.875%, 02/15/2025 (A)	65	70
Andeavor Logistics
6.375%, 05/01/2024	250	271
6.250%, 10/15/2022	95	101
5.250%, 01/15/2025	205	216
Antero Midstream Partners
5.375%, 09/15/2024	280	288
Antero Resources
5.625%, 06/01/2023	1,252	1,302
5.125%, 12/01/2022	655	668
Archrock Partners
6.000%, 04/01/2021	475	475
Blue Racer Midstream
6.125%, 11/15/2022 (A)	5,680	5,921
Boardwalk Pipelines
5.950%, 06/01/2026	425	474
Calfrac Holdings
7.500%, 12/01/2020 (A)	4,613	4,544
California Resources
8.000%, 12/15/2022 (A)	1,602	1,322

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Calumet Specialty Products Partners
6.500%, 04/15/2021	$3,021	$3,006
Carrizo Oil & Gas
8.250%, 07/15/2025	1,201	1,319
7.500%, 09/15/2020	150	153
6.250%, 04/15/2023	320	332
Cheniere Corpus Christi Holdings
5.875%, 03/31/2025	1,733	1,878
5.125%, 06/30/2027 (A)	1,895	1,960
Chesapeake Energy
8.000%, 12/15/2022 (A)	773	834
8.000%, 01/15/2025 (A)	2,886	2,915
8.000%, 06/15/2027 (A)	1,140	1,094
6.875%, 11/15/2020	167	174
Cloud Peak Energy Resources
12.000%, 11/01/2021	745	803
CNX Resources
5.875%, 04/15/2022	1,853	1,892
Continental Resources
5.000%, 09/15/2022	850	863
4.500%, 04/15/2023	2,091	2,133
4.375%, 01/15/2028 (A)	1,596	1,575
Covey Park Energy
7.500%, 05/15/2025 (A)	330	344
Crestwood Midstream Partners
6.250%, 04/01/2023	365	379
5.750%, 04/01/2025	4,075	4,208
CSI Compressco
7.250%, 08/15/2022	195	184
DCP Midstream Operating
5.850%, VAR ICE LIBOR USD 3 Month+3.850%, 05/21/2043 (A)	646	601
Delek Logistics Partners
6.750%, 05/15/2025 (A)	811	819
Denbury Resources
9.000%, 05/15/2021 (A)	1,222	1,248
5.500%, 05/01/2022	110	75
4.625%, 07/15/2023	685	439
Diamond Offshore Drilling
7.875%, 08/15/2025	804	841
Endeavor Energy Resources
5.750%, 01/30/2028 (A)	1,983	2,037
5.500%, 01/30/2026 (A)	397	404
Energy Transfer Equity
5.875%, 01/15/2024	977	1,028
4.250%, 03/15/2023	1,626	1,614
EnLink Midstream Partners
4.400%, 04/01/2024	560	578
Ensco
8.000%, 01/31/2024	962	964
5.750%, 10/01/2044	1,705	1,168

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ensco Jersey Finance
3.000%, 01/31/2024	$659	$585
EP Energy
9.375%, 05/01/2020	545	460
8.000%, 11/29/2024 (A)	545	563
8.000%, 02/15/2025 (A)	370	270
7.750%, 09/01/2022	210	117
Exterran Energy Solutions
8.125%, 05/01/2025 (A)	465	500
Extraction Oil & Gas
7.875%, 07/15/2021 (A)	2,625	2,776
7.375%, 05/15/2024 (A)	589	629
FTS International
6.250%, 05/01/2022	5,609	5,427
Genesis Energy
6.750%, 08/01/2022	2,470	2,563
6.500%, 10/01/2025	805	817
Gulfport Energy
6.000%, 10/15/2024	830	830
Halcon Resources
6.750%, 02/15/2025 (A)	690	718
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	225	232
Hilcorp Energy I
5.750%, 10/01/2025 (A)	1,600	1,636
IronGate Energy Services
11.000%, 07/01/2018 (A)(C)	400	140
Jones Energy Holdings
9.250%, 03/15/2023	2,106	1,601
Jupiter Resources
8.500%, 10/01/2022 (A)	3,510	2,176
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)	1,130	1,198
Laredo Petroleum
5.625%, 01/15/2022	80	81
MEG Energy
7.000%, 03/31/2024 (A)	2,947	2,487
6.500%, 01/15/2025 (A)	4,790	4,730
6.375%, 01/30/2023 (A)	1,705	1,449
Midstates Petroleum
10.750%, 10/01/2020 (C)	2,540	–
10.000%, 06/01/2020 (C)	720	–
9.250%, 06/01/2021 (C)	360	–
MPLX
5.500%, 02/15/2023	750	772
Murphy Oil
6.875%, 08/15/2024	420	448
Murray Energy
11.250%, 04/15/2021 (A)	2,700	1,377
Nabors Industries
5.500%, 01/15/2023	125	121

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Newfield Exploration
5.750%, 01/30/2022	$300	$321
5.625%, 07/01/2024	1,483	1,594
5.375%, 01/01/2026	2,264	2,394
NGL Energy Partners
7.500%, 11/01/2023	2,280	2,354
6.125%, 03/01/2025	1,208	1,178
NGPL PipeCo
4.875%, 08/15/2027 (A)	95	99
4.375%, 08/15/2022 (A)	385	391
Noble Holding International
7.750%, 01/15/2024	3,225	2,773
4.625%, 03/01/2021	851	796
NuStar Logistics
5.625%, 04/28/2027	2,044	2,080
Oasis Petroleum
6.875%, 03/15/2022	280	287
6.875%, 01/15/2023	790	808
6.500%, 11/01/2021	185	189
Parker Drilling
6.750%, 07/15/2022	3,920	3,214
Parsley Energy
5.625%, 10/15/2027 (A)	205	210
5.375%, 01/15/2025 (A)	1,734	1,751
5.250%, 08/15/2025 (A)	1,190	1,193
PBF Holding
7.000%, 11/15/2023	805	837
PDC Energy
6.125%, 09/15/2024	246	255
Peabody Energy
6.375%, 03/31/2025 (A)	2,675	2,782
6.000%, 03/31/2022 (A)	436	452
Plains All American Pipeline
4.500%, 12/15/2026	1,878	1,904
Precision Drilling
7.750%, 12/15/2023	537	564
7.125%, 01/15/2026 (A)	285	291
6.500%, 12/15/2021	57	58
Pride International
7.875%, 08/15/2040	245	203
QEP Resources
5.625%, 03/01/2026	175	177
Range Resources
5.000%, 08/15/2022	65	65
5.000%, 03/15/2023	270	269
4.875%, 05/15/2025	869	838
Rowan
7.375%, 06/15/2025	2,908	2,959
5.850%, 01/15/2044	1,745	1,361
5.400%, 12/01/2042	370	276
RSP Permian
6.625%, 10/01/2022	250	262

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 01/15/2025	$140	$144
Sabine Pass Liquefaction
5.875%, 06/30/2026	140	157
5.750%, 05/15/2024	1,690	1,878
5.000%, 03/15/2027	350	376
Sable Permian Resources Land
8.000%, 06/15/2020 (A)	1,411	1,418
Sanchez Energy
7.750%, 06/15/2021	65	61
6.125%, 01/15/2023	445	376
SemGroup
5.625%, 07/15/2022	5,290	5,224
Seventy Seven Energy (Escrow)
6.500%, 07/15/2022 (C)	305	–
Seventy Seven Operating (Escrow)
6.625%, 11/15/2019 (B)(C)	1,869	–
SM Energy
6.500%, 11/15/2021	250	253
6.500%, 01/01/2023	180	184
6.125%, 11/15/2022	140	143
5.625%, 06/01/2025	295	286
5.000%, 01/15/2024	1,288	1,242
Southwestern Energy
7.750%, 10/01/2027	744	794
7.500%, 04/01/2026	744	791
6.700%, 01/23/2025	2,715	2,820
4.100%, 03/15/2022	1,546	1,523
SRC Energy
6.250%, 12/01/2025 (A)	1,300	1,329
Summit Midstream Holdings
5.750%, 04/15/2025	2,940	2,965
5.500%, 08/15/2022	1,548	1,548
Tallgrass Energy Partners
5.500%, 01/15/2028 (A)	615	623
Targa Resources Partners
6.750%, 03/15/2024	3,375	3,620
5.125%, 02/01/2025	160	164
5.000%, 01/15/2028 (A)	964	961
4.250%, 11/15/2023	65	64
Texas Energy (Escrow Security)
3.832%, 12/31/2034 (B)	167	25
Transocean
9.000%, 07/15/2023 (A)	1,790	1,935
7.500%, 01/15/2026 (A)	355	364
7.500%, 04/15/2031	2,064	1,827
6.800%, 03/15/2038	70	56
5.800%, 10/15/2022	3,605	3,551
Ultra Resources
6.875%, 04/15/2022 (A)	2,000	2,005
Weatherford International
9.875%, 02/15/2024	1,190	1,264
8.250%, 06/15/2023	1,541	1,556

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.950%, 04/15/2042	$2,520	$1,966
Whiting Petroleum
6.625%, 01/15/2026 (A)	1,584	1,615
6.250%, 04/01/2023	3,504	3,596
5.750%, 03/15/2021	1,094	1,123
WildHorse Resource Development
6.875%, 02/01/2025	1,177	1,203
Williams
4.550%, 06/24/2024	802	832
WPX Energy
8.250%, 08/01/2023	650	738
6.000%, 01/15/2022	385	402
5.250%, 09/15/2024	1,744	1,738

		180,126

Financials — 5.4%
Acrisure
7.000%, 11/15/2025 (A)	5,270	5,079
Alliant Holdings Intermediate
8.250%, 08/01/2023 (A)	1,147	1,204
Ally Financial
5.750%, 11/20/2025	2,620	2,856
4.625%, 05/19/2022	835	868
4.250%, 04/15/2021	390	400
4.125%, 03/30/2020	595	607
4.125%, 02/13/2022	175	179
3.250%, 11/05/2018	700	702
ASP AMC
8.000%, 05/15/2025 (A)	2,196	2,108
AssuredPartners
7.000%, 08/15/2025 (A)	1,419	1,412
Bank of America
8.000%, VAR ICE LIBOR USD 3 Month+3.630%, 12/31/2049	1,670	1,675
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049	1,380	1,568
5.125%, VAR ICE LIBOR USD 3 Month+3.387%, 12/31/2049	1,917	1,947
BCD Acquisition
9.625%, 09/15/2023 (A)	1,890	2,079
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	50	53
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049	1,250	1,330
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	280	291
5.800%, VAR ICE LIBOR USD 3 Month+4.093%, 11/29/2049	280	290
City National Bank
9.000%, 08/12/2019 (B)	3,384	3,690

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Acceptance
7.375%, 03/15/2023	$1,780	$1,865
6.125%, 02/15/2021	1,195	1,207
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.598%, 12/31/2049 (A)	765	874
CTR Partnership
5.250%, 06/01/2025	2,110	2,152
Donnelley Financial Solutions
8.250%, 10/15/2024	1,206	1,290
FBM Finance
8.250%, 08/15/2021 (A)	707	751
Freedom Mortgage
8.125%, 11/15/2024 (A)	805	820
HUB International
7.875%, 10/01/2021 (A)	3,710	3,863
Infinity Acquisition
7.250%, 08/01/2022 (A)	585	589
JPMorgan Chase
7.900%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	1,967	1,991
6.750%, VAR ICE LIBOR USD 3 Month+3.780%, 12/31/2049	1,485	1,682
6.000%, VAR ICE LIBOR USD 3 Month+3.300%, 12/29/2049	1,865	2,005
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.760%, 12/01/2099	1,965	2,228
LPL Holdings
5.750%, 09/15/2025 (A)	3,287	3,345
MGIC Investment
5.750%, 08/15/2023	1,320	1,444
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	3,010	3,206
4.500%, 09/01/2026	2,795	2,781
4.500%, 01/15/2028 (A)	95	93
MSCI
5.750%, 08/15/2025 (A)	566	607
4.750%, 08/01/2026 (A)	955	1,003
National Life Insurance
10.500%, 09/15/2039 (A)	990	1,640
Nationstar Mortgage
6.500%, 07/01/2021	1,525	1,546
Navient
7.250%, 09/25/2023	576	613
6.625%, 07/26/2021	2,390	2,522
6.500%, 06/15/2022	420	441
NSG Holdings
7.750%, 12/15/2025 (A)	1,687	1,852
Popular
7.000%, 07/01/2019	1,288	1,340

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Quicken Loans
5.250%, 01/15/2028 (A)	$1,525	$1,505
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.720%, 12/29/2049	740	847
5.125%, 05/28/2024	780	827
Springleaf Finance
7.750%, 10/01/2021	1,790	1,969
6.125%, 05/15/2022	810	840
Starwood Property Trust
5.000%, 12/15/2021	1,275	1,323
Syniverse Foreign Holdings
9.125%, 01/15/2022 (A)	1,305	1,325
Trident Merger Sub
6.625%, 11/01/2025 (A)	1,596	1,592
Vantiv
4.375%, 11/15/2025 (A)	860	871
VFH Parent
6.750%, 06/15/2022 (A)	1,930	2,031
VICI Properties 1
8.000%, 10/15/2023	1,063	1,188
4.847%, VAR ICE LIBOR USD 3 Month+3.500%, 10/15/2022	225	225
Wells Fargo
7.980%, VAR ICE LIBOR USD 3 Month+3.770%, 03/29/2049	950	965
York Risk Services Holding
8.500%, 10/01/2022 (A)	2,250	2,194

		89,790

Health Care — 8.4%
21st Century Oncology
11.000%, 05/01/2023 (A)(C)	619	427
Acadia Healthcare
5.625%, 02/15/2023	2,540	2,578
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	2,937	2,819
Aurora Diagnostics Holdings
12.250%, 01/15/2020	4,845	4,464
Avantor
9.000%, 10/01/2025 (A)	1,124	1,107
6.000%, 10/01/2024 (A)	415	414
BioScrip
8.875%, 02/15/2021	3,211	2,906
Centene
6.125%, 02/15/2024	660	698
4.750%, 01/15/2025	4,475	4,553
CHS
6.875%, 02/01/2022	1,455	837
6.250%, 03/31/2023	1,995	1,795
Concordia International
9.000%, 04/01/2022 (A)	227	194

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DaVita
5.000%, 05/01/2025	$1,242	$1,242
DaVita HealthCare Partners
5.125%, 07/15/2024	1,080	1,091
DJO Finance
10.750%, 04/15/2020	973	876
DJO Finco
8.125%, 06/15/2021 (A)	4,821	4,508
Endo
6.000%, 07/15/2023 (A)	825	648
5.875%, 10/15/2024 (A)	1,604	1,624
Envision Healthcare
6.250%, 12/01/2024 (A)	811	835
5.625%, 07/15/2022	2,593	2,619
Gates Global
6.000%, 07/15/2022 (A)	765	782
HCA
7.500%, 02/15/2022	1,920	2,160
5.875%, 05/01/2023	3,775	4,030
5.875%, 02/15/2026	3,715	3,928
5.375%, 02/01/2025	9,688	10,027
5.250%, 04/15/2025	3,828	4,048
5.250%, 06/15/2026	1,815	1,924
HealthSouth
5.750%, 11/01/2024	645	660
5.750%, 09/15/2025	877	912
Hill-Rom Holdings
5.750%, 09/01/2023 (A)	2,410	2,521
5.000%, 02/15/2025 (A)	185	189
Hologic
4.375%, 10/15/2025 (A)	95	96
inVentiv Group Holdings
7.500%, 10/01/2024 (A)	606	654
Kindred Healthcare
8.750%, 01/15/2023	910	965
6.375%, 04/15/2022	2,105	2,136
Kinetic Concepts
7.875%, 02/15/2021 (A)	785	820
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	315	268
5.500%, 04/15/2025 (A)	630	513
4.750%, 04/15/2023	1,300	1,021
Molina Healthcare
5.375%, 11/15/2022	3,021	3,149
4.875%, 06/15/2025 (A)	3,177	3,169
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	1,028	1,095
Opal Acquisition
10.000%, 10/01/2024 (A)	1,764	1,577
7.500%, 07/01/2024 (A)	232	225
Quintiles IMS
5.000%, 10/15/2026 (A)	3,101	3,179

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Quorum Health
11.625%, 04/15/2023	$640	$625
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	3,148	3,321
Select Medical
6.375%, 06/01/2021	2,920	2,997
Surgery Center Holdings
6.750%, 07/01/2025 (A)	403	381
Tenet Healthcare
8.125%, 04/01/2022	1,475	1,501
7.500%, 01/01/2022 (A)	1,080	1,134
7.000%, 08/01/2025 (A)	3,175	2,984
6.750%, 06/15/2023	5,141	4,987
5.125%, 05/01/2025 (A)	1,524	1,486
4.625%, 07/15/2024 (A)	1,920	1,872
4.500%, 04/01/2021	810	814
Valeant Pharmaceuticals International
9.000%, 12/15/2025 (A)	1,242	1,295
7.500%, 07/15/2021 (A)	4,355	4,431
7.250%, 07/15/2022 (A)	1,033	1,045
7.000%, 03/15/2024 (A)	1,495	1,600
6.750%, 08/15/2021 (A)	445	448
6.500%, 03/15/2022 (A)	2,787	2,926
6.125%, 04/15/2025 (A)	5,932	5,428
5.875%, 05/15/2023 (A)	2,570	2,384
5.625%, 12/01/2021 (A)	790	772
5.500%, 03/01/2023 (A)	2,925	2,676
5.500%, 11/01/2025 (A)	2,342	2,383
5.375%, 03/15/2020 (A)	3,209	3,213
WellCare Health Plans
5.250%, 04/01/2025	3,245	3,423

		140,409

Industrials — 8.5%
ACCO Brands
5.250%, 12/15/2024 (A)	270	277
Actuant
5.625%, 06/15/2022	3,000	3,067
ADT
4.125%, 06/15/2023	80	80
3.500%, 07/15/2022	695	685
AECOM
5.875%, 10/15/2024	295	320
5.750%, 10/15/2022	435	453
Aircastle
5.000%, 04/01/2023	525	553
Allison Transmission
5.000%, 10/01/2024 (A)	1,500	1,547
American Builders & Contractors Supply
5.750%, 12/15/2023 (A)	665	700
AMN Healthcare
5.125%, 10/01/2024 (A)	2,899	2,986

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Arconic
6.750%, 01/15/2028	$1,845	$2,174
5.900%, 02/01/2027	475	533
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	1,150	1,196
5.500%, 04/01/2023	2,301	2,359
Beacon Escrow
4.875%, 11/01/2025 (A)	365	366
BMC East
5.500%, 10/01/2024 (A)	1,495	1,547
Boart Longyear Management Pty
10.000% cash/12% PIK, 12/31/2022	2,226	1,984
1.500% cash/1.5% PIK, 12/31/2022	1,280	454
Bombardier
7.500%, 12/01/2024 (A)	2,125	2,157
7.500%, 03/15/2025 (A)	845	852
6.000%, 10/15/2022 (A)	3,127	3,072
Brink’s
4.625%, 10/15/2027 (A)	151	148
Builders FirstSource
5.625%, 09/01/2024 (A)	2,451	2,551
CDW
5.000%, 09/01/2025	815	844
Cenveo
8.500%, 09/15/2022 (A)	5,650	904
6.000%, 08/01/2019 (A)	2,455	1,743
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	827	864
CEVA Group
7.000%, 03/01/2021 (A)	950	921
Cloud Crane
10.125%, 08/01/2024 (A)	432	487
CNH Industrial Capital
4.875%, 04/01/2021	480	504
4.375%, 04/05/2022	325	337
Core & Main
6.125%, 08/15/2025 (A)	1,704	1,730
DAE Funding
5.000%, 08/01/2024 (A)	713	704
4.500%, 08/01/2022 (A)	480	472
FGI Operating
7.875%, 05/01/2020	1,245	274
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	1,795	1,858
General Cable
5.750%, 10/01/2022	1,035	1,073
Global A&T Electronics
10.000%, 02/01/2019 (A)(C)	1,050	924
Great Lakes Dredge & Dock
8.000%, 05/15/2022	300	314

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Grinding Media
7.375%, 12/15/2023 (A)	$595	$639
H&E Equipment Services
5.625%, 09/01/2025 (A)	117	122
HD Supply
5.750%, 04/15/2024 (A)	565	600
Hertz
7.625%, 06/01/2022 (A)	2,034	2,131
6.250%, 10/15/2022	1,115	1,076
5.875%, 10/15/2020	470	471
5.500%, 10/15/2024 (A)	1,630	1,471
Hillman Group
6.375%, 07/15/2022 (A)	3,073	3,065
Icahn Enterprises
6.750%, 02/01/2024	2,613	2,685
6.250%, 02/01/2022 (A)	4,093	4,185
5.875%, 02/01/2022	1,499	1,518
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	1,224	1,233
4.750%, 01/15/2025 (A)	200	202
Jeld-Wen
4.875%, 12/15/2027 (A)	1,380	1,394
4.625%, 12/15/2025 (A)	1,390	1,400
KAR Auction Services
5.125%, 06/01/2025 (A)	2,461	2,523
KLX
5.875%, 12/01/2022 (A)	850	890
Kratos Defense & Security Solutions
6.500%, 11/30/2025 (A)	280	291
LTF Merger
8.500%, 06/15/2023 (A)	3,061	3,241
Masonite International
5.625%, 03/15/2023 (A)	566	592
Navistar International
6.625%, 11/01/2025 (A)	803	838
Nielsen Finance
5.000%, 04/15/2022 (A)	2,233	2,297
Nielsen Luxembourg Sarl
5.000%, 02/01/2025 (A)	3,640	3,777
Novelis
6.250%, 08/15/2024 (A)	493	516
5.875%, 09/30/2026 (A)	1,695	1,729
Oshkosh
5.375%, 03/01/2025	170	180
Park Aerospace Holdings
5.500%, 02/15/2024 (A)	675	670
5.250%, 08/15/2022 (A)	1,195	1,187
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	5,141	5,707
RBS Global
4.875%, 12/15/2025 (A)	775	783

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
RR Donnelley & Sons
7.625%, 06/15/2020	$445	$474
6.000%, 04/01/2024	3,255	3,039
RSI Home Products
6.500%, 03/15/2023 (A)	1,040	1,089
Sensata Technologies
5.000%, 10/01/2025 (A)	1,539	1,627
4.875%, 10/15/2023 (A)	1,600	1,672
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	2,685	2,920
SPX FLOW
5.875%, 08/15/2026 (A)	701	743
5.625%, 08/15/2024 (A)	808	850
Standard Industries
6.000%, 10/15/2025 (A)	825	881
4.750%, 01/15/2028 (A)	1,885	1,889
StandardAero Aviation Holdings
10.000%, 07/15/2023 (A)	3,300	3,614
Summit Materials
6.125%, 07/15/2023	2,090	2,174
5.125%, 06/01/2025 (A)	600	612
Team Health Holdings
6.375%, 02/01/2025 (A)	1,195	1,067
Terex
5.625%, 02/01/2025 (A)	425	444
Titan International
6.500%, 11/30/2023 (A)	1,965	1,999
TransDigm
6.500%, 07/15/2024	620	635
6.500%, 05/15/2025	1,494	1,528
6.375%, 06/15/2026	623	629
TriMas
4.875%, 10/15/2025 (A)	205	206
Triumph Group
7.750%, 08/15/2025 (A)	1,000	1,061
4.875%, 04/01/2021	685	673
Tutor Perini
6.875%, 05/01/2025 (A)	2,460	2,645
United Continental Holdings
4.250%, 10/01/2022	532	535
United Rentals North America
5.875%, 09/15/2026	1,355	1,450
5.750%, 11/15/2024	833	877
5.500%, 07/15/2025	1,245	1,320
5.500%, 05/15/2027	751	790
4.875%, 01/15/2028	1,781	1,790
USG
4.875%, 06/01/2027 (A)	1,390	1,441
Wabash National
5.500%, 10/01/2025 (A)	275	277
Weekley Homes
6.625%, 08/15/2025 (A)	3,395	3,378

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Welbilt
9.500%, 02/15/2024	$240	$273
Xerium Technologies
9.500%, 08/15/2021	3,770	3,817
XPO Logistics
6.500%, 06/15/2022 (A)	540	564
6.125%, 09/01/2023 (A)	800	846

		141,256

Information Technology — 6.0%
ACI Worldwide
6.375%, 08/15/2020 (A)	510	519
Aegis Merger
10.250%, 02/15/2023 (A)	1,078	1,175
Alliance Data Systems
5.375%, 08/01/2022 (A)	1,058	1,066
Alliance Data Systems MTN
5.875%, 11/01/2021 (A)	925	948
Amkor Technology
6.375%, 10/01/2022	1,625	1,677
Anixter
5.500%, 03/01/2023	575	619
Ascend Learning
6.875%, 08/01/2025 (A)	215	222
Avaya
9.000%, 04/01/2019 (A)(C)	1,760	1,403
7.000%, 04/01/2019 (A)(C)	1,034	825
BMC Software Finance
8.125%, 07/15/2021 (A)	3,963	3,988
Booz Allen Hamilton
5.125%, 05/01/2025 (A)	900	902
Cardtronics
5.500%, 05/01/2025 (A)	1,475	1,331
5.125%, 08/01/2022	1,600	1,520
CDK Global
4.875%, 06/01/2027 (A)	125	127
Cimpress
7.000%, 04/01/2022 (A)	237	244
CommScope Technologies
6.000%, 06/15/2025 (A)	1,880	1,998
Dell International
8.350%, 07/15/2046 (A)	1,385	1,785
8.100%, 07/15/2036 (A)	1,890	2,387
7.125%, 06/15/2024 (A)	3,030	3,317
6.020%, 06/15/2026 (A)	2,010	2,216
5.450%, 06/15/2023 (A)	515	557
Entegris
4.625%, 02/10/2026 (A)	2,421	2,457
Everi Payments
7.500%, 12/15/2025 (A)	2,530	2,508
First Data
7.000%, 12/01/2023 (A)	1,901	2,010

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 01/15/2024 (A)	$3,215	$3,328
5.375%, 08/15/2023 (A)	1,489	1,550
5.000%, 01/15/2024 (A)	2,540	2,613
Gartner
5.125%, 04/01/2025 (A)	245	256
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	3,366	3,677
GTT Communications
7.875%, 12/31/2024 (A)	1,233	1,301
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	1,693	1,718
Hughes Satellite Systems
7.625%, 06/15/2021	1,200	1,326
6.625%, 08/01/2026	140	147
5.250%, 08/01/2026	900	918
Infor Software Parent
7.125% cash/7.9% PIK, 05/01/2021 (A)	880	900
Infor US
6.500%, 05/15/2022	2,095	2,168
Informatica
7.125%, 07/15/2023 (A)	735	752
j2 Cloud Services
6.000%, 07/15/2025 (A)	1,630	1,716
MagnaChip Semiconductor
6.625%, 07/15/2021	880	853
5.000%, 03/01/2021 (A)	300	403
Match Group
5.000%, 12/15/2027 (A)	2,103	2,135
Micron Technology
5.250%, 01/15/2024 (A)	1,045	1,085
Microsemi
9.125%, 04/15/2023 (A)	399	449
NCR
5.000%, 07/15/2022	2,240	2,279
Nortel Networks
0.000%, 07/15/2011 (C)	113	25
Nuance Communications
5.625%, 12/15/2026	1,950	2,030
NXP BV
4.625%, 06/01/2023 (A)	455	476
NXP Funding
5.750%, 03/15/2023 (A)	1,385	1,430
Open Text
5.875%, 06/01/2026 (A)	1,588	1,711
Perstorp Holding
8.500%, 06/30/2021 (A)	1,481	1,570
Plantronics
5.500%, 05/31/2023 (A)	2,070	2,150
Rackspace Hosting
8.625%, 11/15/2024 (A)	695	742
Riverbed Technology
8.875%, 03/01/2023 (A)	660	623

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
RP Crown Parent
7.375%, 10/15/2024 (A)	$268	$281
Sabre
5.375%, 04/15/2023 (A)	250	258
5.250%, 11/15/2023 (A)	3,556	3,637
Solera
10.500%, 03/01/2024 (A)	1,335	1,502
Symantec
5.000%, 04/15/2025 (A)	1,945	2,023
TIBCO Software
11.375%, 12/01/2021 (A)	2,590	2,821
Unisys
10.750%, 04/15/2022 (A)	1,790	2,000
VeriSign
4.750%, 07/15/2027	539	551
Veritas US
10.500%, 02/01/2024 (A)	2,715	2,824
West
8.500%, 10/15/2025 (A)	534	527
Western Digital
10.500%, 04/01/2024	1,355	1,570
7.375%, 04/01/2023 (A)	1,220	1,316
WEX
4.750%, 02/01/2023 (A)	1,000	1,021
Zayo Group
6.375%, 05/15/2025	555	587
6.000%, 04/01/2023	1,808	1,883
5.750%, 01/15/2027 (A)	1,235	1,260

		100,193

Materials — 6.5%
AK Steel
7.000%, 03/15/2027	1,575	1,603
Alcoa Nederland Holding BV
7.000%, 09/30/2026 (A)	285	320
Aleris International
9.500%, 04/01/2021 (A)	1,753	1,849
7.875%, 11/01/2020	308	305
Allegheny Technologies
7.875%, 08/15/2023	1,655	1,788
Alpha 3 BV
6.250%, 02/01/2025 (A)	3,600	3,690
ArcelorMittal
7.500%, 10/15/2039	424	543
ARD Finance
7.125% cash/7.9% PIK, 09/15/2023	1,702	1,779
Ardagh Packaging Finance
7.250%, 05/15/2024 (A)	735	800
6.000%, 02/15/2025 (A)	2,155	2,268
Ashland
4.750%, 08/15/2022	680	707

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Axalta Coating Systems
4.875%, 08/15/2024 (A)	$290	$305
Big River Steel
7.250%, 09/01/2025 (A)	2,329	2,463
Blue Cube Spinco
9.750%, 10/15/2023	1,665	1,965
BlueScope Steel Finance
6.500%, 05/15/2021 (A)	636	663
Boise Cascade
5.625%, 09/01/2024 (A)	511	539
BWAY Holding
7.250%, 04/15/2025 (A)	1,010	1,043
CF Industries
5.150%, 03/15/2034	310	316
Chemours
6.625%, 05/15/2023	920	973
5.375%, 05/15/2027	511	529
Cleveland-Cliffs
4.875%, 01/15/2024 (A)	998	996
Compass Minerals International
4.875%, 07/15/2024 (A)	1,014	999
Constellium
6.625%, 03/01/2025 (A)	360	379
5.875%, 02/15/2026 (A)	1,098	1,119
5.750%, 05/15/2024 (A)	1,549	1,579
Cornerstone Chemical
6.750%, 08/15/2024 (A)	3,095	3,091
CVR Partners
9.250%, 06/15/2023 (A)	1,317	1,417
First Quantum Minerals
7.500%, 04/01/2025 (A)	4,190	4,546
7.250%, 04/01/2023 (A)	785	846
Flex Acquisition
6.875%, 01/15/2025 (A)	824	853
FMG Resources August 2006 Pty
9.750%, 03/01/2022 (A)	495	548
5.125%, 05/15/2024 (A)	1,053	1,066
4.750%, 05/15/2022 (A)	1,196	1,211
Freeport-McMoRan
5.450%, 03/15/2043	5,300	5,293
5.400%, 11/14/2034	1,635	1,664
4.550%, 11/14/2024	140	142
3.875%, 03/15/2023	3,278	3,262
GCP Applied Technologies
9.500%, 02/01/2023 (A)	415	461
HB Fuller
4.000%, 02/15/2027	822	779
Hecla Mining
6.875%, 05/01/2021	2,013	2,063
Hexion
10.000%, 04/15/2020	1,604	1,524
6.625%, 04/15/2020	5,175	4,644

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hudbay Minerals
7.625%, 01/15/2025 (A)	$191	$209
7.250%, 01/15/2023 (A)	326	346
Huntsman International
5.125%, 11/15/2022	1,055	1,125
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,305	1,360
Kissner Holdings
8.375%, 12/01/2022 (A)	816	824
Kraton Polymers
10.500%, 04/15/2023 (A)	600	678
7.000%, 04/15/2025 (A)	1,044	1,117
LSB Industries
0.000%, 08/01/2019 (F)	953	941
Mirabela Nickel
1.000%, 07/31/2044 (B)(C)	31	–
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	1,585	1,567
New Gold
6.375%, 05/15/2025 (A)	430	456
6.250%, 11/15/2022 (A)	2,577	2,661
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (C)	355	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	873	871
5.000%, 05/01/2025 (A)	1,700	1,695
4.875%, 06/01/2024 (A)	831	829
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	600	670
5.875%, 08/15/2023 (A)	670	722
PaperWorks Industries
9.500%, 08/15/2019 (A)	2,618	1,774
Platform Specialty Products
6.500%, 02/01/2022 (A)	1,725	1,783
5.875%, 12/01/2025 (A)	3,759	3,731
Rain CII Carbon
7.250%, 04/01/2025 (A)	5,320	5,792
Reichhold Industries
9.000%, 05/01/2018 (A)(B)(C)	859	–
Reynolds Group
7.000%, 07/15/2024 (A)	860	920
5.750%, 10/15/2020	1,061	1,077
Reynolds Group Issuer
5.125%, 07/15/2023 (A)	1,157	1,197
Scotts Miracle-Gro
6.000%, 10/15/2023	730	773
5.250%, 12/15/2026	90	94
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	189	198
TPC Group
8.750%, 12/15/2020 (A)	3,944	3,944

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	$995	$1,030
Tronox Finance
7.500%, 03/15/2022 (A)	1,644	1,718
5.750%, 10/01/2025 (A)	983	1,010
United States Steel
6.875%, 08/15/2025	469	490
US Concrete
6.375%, 06/01/2024	297	319
Valvoline
4.375%, 08/15/2025 (A)	625	631
Venator Finance Sarl
5.750%, 07/15/2025 (A)	2,406	2,538

		108,020

Real Estate — 1.3%
CoreCivic
5.000%, 10/15/2022	245	256
4.625%, 05/01/2023	1,465	1,498
Equinix
5.875%, 01/15/2026	310	333
5.750%, 01/01/2025	80	85
GEO Group
6.000%, 04/15/2026	3,305	3,396
5.875%, 01/15/2022	1,265	1,303
5.125%, 04/01/2023	35	35
GLP Capital
5.375%, 04/15/2026	590	633
Howard Hughes
5.375%, 03/15/2025 (A)	1,205	1,235
Kennedy-Wilson
5.875%, 04/01/2024	700	723
MPT Operating Partnership
5.000%, 10/15/2027	2,033	2,071
Qualitytech
4.750%, 11/15/2025 (A)	515	520
Realogy Group
4.875%, 06/01/2023 (A)	3,525	3,481
RHP Hotel Properties
5.000%, 04/15/2021	530	538
5.000%, 04/15/2023	460	470
Sabra Health Care
5.125%, 08/15/2026	2,861	2,901
SBA Communications
4.875%, 09/01/2024	485	498
Uniti Group
8.250%, 10/15/2023	870	837
7.125%, 12/15/2024 (A)	410	373
6.000%, 04/15/2023 (A)	240	235

		21,421

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)

Telecommunication Services — 6.2%
AT&T
3.400%, 08/14/2024	$285	$286
C&W Senior Financing Designated Activity
6.875%, 09/15/2027 (A)	806	844
CenturyLink
7.500%, 04/01/2024	1,690	1,686
6.750%, 12/01/2023	3,300	3,234
5.800%, 03/15/2022	1,044	1,022
5.625%, 04/01/2025	5,782	5,262
Citizens Communications
7.125%, 03/15/2019	798	766
Cogent Communications Finance
5.625%, 04/15/2021 (A)	1,880	1,899
Cogent Communications Group
5.375%, 03/01/2022 (A)	1,188	1,247
Digicel
6.000%, 04/15/2021 (A)	2,729	2,686
Digicel Group
8.250%, 09/30/2020 (A)	2,205	2,170
6.750%, 03/01/2023 (A)	520	511
Frontier Communications
11.000%, 09/15/2025	1,315	967
10.500%, 09/15/2022	4,106	3,105
8.500%, 04/15/2020	979	813
7.125%, 01/15/2023	1,115	741
6.875%, 01/15/2025	4,535	2,936
GCI
6.875%, 04/15/2025	170	181
6.750%, 06/01/2021	640	651
Inmarsat Finance
6.500%, 10/01/2024 (A)	1,190	1,208
4.875%, 05/15/2022 (A)	2,880	2,873
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	1,564	1,505
9.500%, 09/30/2022 (A)	218	251
8.000%, 02/15/2024 (A)	2,653	2,792
7.500%, 04/01/2021	3,167	2,882
7.250%, 10/15/2020	2,940	2,764
5.500%, 08/01/2023	2,145	1,754
Intelsat Luxembourg
7.750%, 06/01/2021	1,020	543
Level 3 Financing
5.625%, 02/01/2023	265	267
5.375%, 01/15/2024	2,575	2,572
5.375%, 05/01/2025	6,495	6,487
5.125%, 05/01/2023	130	130
Qwest Capital Funding
7.750%, 02/15/2031	475	418
Sable International Finance
6.875%, 08/01/2022 (A)	650	688

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SoftBank Group
6.000%, 07/30/2025	$575	$611
Sprint
7.875%, 09/15/2023	9,068	9,657
7.625%, 02/15/2025	7,694	8,060
7.250%, 09/15/2021	3,031	3,209
7.125%, 06/15/2024	860	875
Sprint Capital
8.750%, 03/15/2032	2,720	3,087
6.900%, 05/01/2019	370	387
6.875%, 11/15/2028	1,353	1,362
Telecom Italia
5.303%, 05/30/2024 (A)	610	651
Telesat Canada
8.875%, 11/15/2024 (A)	2,440	2,733
T-Mobile USA
6.500%, 01/15/2024	795	843
6.500%, 01/15/2026	2,676	2,920
6.375%, 03/01/2025	2,420	2,589
6.000%, 04/15/2024	1,930	2,046
United States Cellular
6.700%, 12/15/2033	1,614	1,684
Wind Tre
5.000%, 01/20/2026 (A)	2,005	1,886
Windstream Services
7.750%, 10/15/2020	125	106
7.750%, 10/01/2021	1,050	777
7.500%, 06/01/2022	1,755	1,263
6.375%, 08/01/2023	25	15

		102,902

Utilities — 1.2%
AES
6.000%, 05/15/2026	140	151
5.500%, 03/15/2024	1,707	1,775
AmeriGas Partners
5.875%, 08/20/2026	135	139
5.500%, 05/20/2025	340	343
Calpine
5.250%, 06/01/2026 (A)	888	870
Dynegy
8.000%, 01/15/2025 (A)	295	320
7.625%, 11/01/2024	2,045	2,193
7.375%, 11/01/2022	145	153
Ferrellgas Partners
8.625%, 06/15/2020	335	286
6.750%, 01/15/2022	195	180
GenOn Americas Generation
9.125%, 05/01/2031 (C)	150	144
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)	697	726

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	$2,139	$2,128
4.250%, 09/15/2024 (A)	544	554
NRG Energy
7.250%, 05/15/2026	2,955	3,217
6.625%, 01/15/2027	55	58
6.250%, 07/15/2022	35	37
6.250%, 05/01/2024	1,225	1,283
5.750%, 01/15/2028 (A)	1,572	1,588
Talen Energy Supply
6.500%, 06/01/2025	1,132	914
TerraForm Power Operating
5.000%, 01/31/2028 (A)	2,214	2,192

		19,251

Total Corporate Obligations (Cost $1,263,490) ($ Thousands)		1,256,300

ASSET-BACKED SECURITIES — 9.2%

Other Asset-Backed Securities — 9.2%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
1.777%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)	679	122
B&M CLO, Ser 2014-1A, Cl D
6.109%, VAR ICE LIBOR USD 3 Month+4.750%, 04/16/2026 (A)(B)	2,148	2,117
B&M CLO, Ser 2014-1A, Cl E
7.109%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(B)	2,480	2,220
Battalion CLO III, Ser 2012-3A
0.000%, 01/18/2025 (A)(B)(I)	2,303	443
Battalion CLO IV, Ser 2013-4A
0.000%, 10/22/2025 (A)(B)(I)	5,640	1,354
Battalion CLO V, Ser 2014-5A
0.000%, 04/17/2026 (A)(B)(I)	3,274	1,211
Battalion CLO VII, Ser 2014-7A
0.000%, 10/17/2026 (A)(B)(I)	4,007	1,723
Battalion CLO VIII, Ser 2015-8A
0.000%, 04/18/2030 (A)(B)(I)	3,390	2,339
Battalion CLO X, Ser 2016-10A
0.000%, 01/24/2029 (A)(B)(I)	4,450	3,783
Battalion CLO XI, Ser 2017-11A
0.000%, 10/24/2029 (A)(B)(I)	5,857	5,125
Benefit Street Partners CLO III, Ser 2013-IIIA
0.000%, 07/20/2029 (A)(B)(I)	2,531	1,367
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(B)(I)(J)	3	2,077
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(I)(J)	2,092	1,883

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(B)(I)	$6,387	$3,449
Benefit Street Partners CLO VI, Ser 2015-VIA
0.000%, 10/18/2029 (A)(B)(I)	7,502	5,889
Benefit Street Partners CLO VII, Ser 2015-VIII
0.000%, 07/18/2027 (B)(I)	6,715	5,987
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(B)(I)	6,720	5,443
Benefit Street Partners CLO X, Ser 2016-10A
0.000%, 01/15/2029 (A)(B)(I)	6,228	5,400
Benefit Street Partners Warehouse Note
0.000%, (B) (H)(I)	1,389	1,389
Carlyle Global Market Strategies CLO, Ser 2014-3A
0.000%, 07/27/2026 (A)(B)(I)	1,666	1,233
Cathedral Lake CLO, Ser 2015-3A
0.000%, 01/15/2026 (A)(B)(I)	1,869	1,607
Cathedral Lake CLO, Ser 2017-3A, Cl ER
8.309%, VAR ICE LIBOR USD 3 Month+6.950%, 07/16/2029 (A)(B)	1,175	1,184
CIFC Funding, Ser 2012-2A
0.000%, 12/05/2024 (A)(B)(I)	1,653	33
CVP Cascade CLO, Ser 2014-2A, Cl D
6.154%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(B)	759	723
CVP Cascade CLO, Ser 2014-2A, Cl E
7.154%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(B)	2,469	2,106
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
8.563%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(B)	3,890	3,888
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/2024 (B)(I)	18,856	5,570
Figueroa CLO, Ser 2013-2A
0.000%, 06/20/2027 (A)(B)(I)	2,907	1,246
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl F
8.286%, VAR ICE LIBOR USD 3 Month+6.750%, 10/10/2026 (A)(B)	1,730	1,734
Great Lakes CLO, Ser 2014-1A
0.000%, 10/15/2029 (A)(B)(I)	4,860	4,371
Great Lakes CLO, Ser 2015-1A
0.000%, 07/15/2026 (A)(B)(I)	4,202	2,836
Great Lakes CLO, Ser 2015-1A, Cl E
8.059%, VAR ICE LIBOR USD 3 Month+6.700%, 07/15/2026 (A)(B)	2,896	2,896
Great Lakes CLO, Ser 2015-1A, Cl F
8.859%, VAR ICE LIBOR USD 3 Month+7.500%, 07/15/2026 (A)(B)	1,319	1,319

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Great Lakes CLO, Ser 2017-1A, Cl ER
8.859%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)	$3,321	$3,225
Great Lakes CLO, Ser 2017-1A, Cl FR
11.359%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)	1,940	1,833
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A
0.000%, 10/20/2029 (A)(B)(I)	2,484	2,036
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A
0.000%, 07/20/2029 (A)(B)(I)	651	647
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
8.873%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(B)	3,223	3,224
JFIN Revolver CLO, Ser 2014-2A, Cl C
4.186%, VAR ICE LIBOR USD 3 Month+2.750%, 02/20/2022 (A)(B)	1,951	1,951
Lockwood Grove CLO, Ser 2014-1A
0.000%, 01/25/2024 (A)(B)(I)	3,797	2,658
Lockwood Grove CLO, Ser 2016-1A, Cl ER
9.117%, VAR ICE LIBOR USD 3 Month+7.750%, 04/25/2025 (A)(B)	2,192	2,206
Nelder Grove CLO, Ser 2017-1A, Cl ER
8.168%, VAR ICE LIBOR USD 3 Month+6.700%, 08/28/2026 (A)(B)	2,926	2,933
Neuberger Berman CLO XVI, Ser 2014-16A
0.150%, 04/15/2026 (A)(B)	163	21
0.000%, 04/15/2026 (A)(B)(I)	2,450	1,060
Neuberger Berman CLO XVI, Ser 2018-16SA
0.000%, 01/15/2028 (A)(B)(I)	1,459	1,459
Neuberger Berman CLO XXII, Ser 2016-22A
0.100%, 10/17/2027 (A)(B)	112	84
0.000%, 10/17/2027 (A)(B)(I)	3,640	2,621
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
7.467%, VAR ICE LIBOR USD 3 Month+6.100%, 07/25/2025 (A)(B)	1,974	1,898
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
7.417%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(B)	3,439	3,368
NewStar Fairfield Fund CLO, Ser 2015-2A
0.000%, 09/29/2027 (A)(B)(I)	5,483	3,350
OCP CLO, Ser 2012-2A
0.000%, 11/22/2025 (A)(B)(I)	2,615	1,334
OCP CLO, Ser 2017-14A
0.000%, 11/20/2030 (A)(B)(I)	1,655	1,415
Shackleton CLO, Ser 2014-6A
0.000%, 07/17/2026 (A)(B)(I)	7,935	3,015

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCP Waterman CLO, Ser 2017-1I
0.000%, 08/20/2029 (B)(I)	$9,085	$8,691
TCW CLO, Ser 2017-1A
0.000%, 07/29/2029 (A)(B)(I)	4,194	3,728
TCW CLO Warehouse Note
0.000%, (B) (H)(I)	780	780
Venture CDO, Ser 2012-10A
0.000%, 04/20/2027 (A)(B)(I)	7,108	3,909
Venture CDO, Ser 2016-25A
0.000%, 04/20/2029 (A)(B)(I)	2,030	1,786
Venture XIV CLO, Ser 2013-14A
0.100%, 08/28/2029 (A)(B)	105	60
Venture XXII CLO, Ser 2016-22A, Cl F
9.209%, VAR ICE LIBOR USD 3 Month+7.850%, 01/15/2028 (A)(B)	792	794
Venture XXIV CLO, Ser 2016-24A
0.000%, 10/20/2028 (A)(B)(I)	2,795	2,543
Venture XXVI CLO, Ser 2017-26A
0.000%, 01/20/2029 (A)(B)(I)	2,145	1,770
Venture XXVIII CLO, Ser 2017-28A
0.000%, 07/20/2030 (A)(B)(I)	4,193	3,858

Total Asset-Backed Securities (Cost $126,875) ($ Thousands)		152,324

LOAN PARTICIPATIONS — 7.4%
21st Century Oncology, Delayed Term Loan, 1st Lien
8.820%, 02/27/2018	150	151
21st Century Oncology, Term Loan, 1st Lien
7.825%, VAR LIBOR+6.125%, 04/30/2022	914	860
Academy Ltd., Cov-Lite, Term Loan B, 1st Lien
5.569%, VAR LIBOR+4.000%, 07/01/2022	980	769
5.495%, VAR LIBOR+4.000%, 07/01/2022	573	449
Academy Ltd., Term Loan, 1st Lien
5.569%, VAR LIBOR+4.000%, 07/01/2022	273	214
Accudyne Industries, Cov-Lite, Term Loan, 1st Lien
5.319%, VAR LIBOR+3.750%, 08/18/2024	775	780
Air Medical Group Holdings, Cov-Lite, Term Loan B, 1st Lien
5.500%, 09/26/2024	1,105	1,107
Air Medical Group Holdings, Term Loan, 1st Lien
4.943%, VAR LIBOR+3.250%, 04/28/2022	987	983

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Alvogen Pharma US, Cov-Lite, Term Loan, 1st Lien
6.570%, VAR LIBOR+5.000%, 04/01/2022 (B)	$1,404	$1,391
Anaren, Term Loan, 1st Lien
6.193%, VAR LIBOR+4.500%, 02/18/2021 (B)	752	752
Applied Systems, Term Loan, 2nd Lien
8.693%, 09/19/2025	336	348
Ascend Learning, Cov-Lite, Term Loan B, 1st Lien
4.569%, VAR LIBOR+3.250%, 07/12/2024	145	146
Asurion, Term Loan B2, 2nd Lien
7.569%, VAR LIBOR+6.000%, 08/04/2025	2,572	2,641
Atlas Iron, Term Loan B, 1st Lien
8.899%, VAR LIBOR+7.330%, 05/06/2021	181	162
Avaya, Cov-Lite, Term Loan, 1st Lien
6.227%, 11/08/2024	867	852
BCP Raptor, Term Loan B, 1st Lien
5.729%, VAR LIBOR+4.250%, 06/24/2024	1,382	1,386
Big River Steel, Closing Date Term Loan, 1st Lien
6.693%, VAR LIBOR+5.000%, 08/23/2023 (B)	1,322	1,332
BMC Foreign Holding, Cov-Lite, Term Loan B1, 1st Lien
5.333%, VAR LIBOR+4.000%, 09/10/2022	988	989
5.100%, VAR LIBOR+4.000%, 09/10/2022	799	799
Boart Longyear, Term Loan, 1st Lien
1.277%, 10/23/2020	141	141
BPA Laboratories, Term Loan, 2nd Lien
4.193%, 04/29/2020	181	172
BWAY Holding, Cov-Lite, Term Loan B, 1st Lien
4.599%, VAR LIBOR+3.250%, 04/03/2024	1,139	1,143
Calceus Acquisition, Cov-Lite, Term Loan B1, 1st Lien
5.570%, VAR LIBOR+4.000%, 01/31/2020	65	61
California Resources, Term Loan, 1st Lien
11.876%, VAR LIBOR+10.375%, 12/31/2021	3,168	3,473
6.241%, 11/14/2022	967	962

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Carestream Health Cov-Lite, Term Loan, 2nd Lien
10.193%, VAR LIBOR+8.500%, 12/07/2019	$1,621	$1,589
Carestream Health, Cov-Lite, Term Loan, 1st Lien
5.693%, VAR LIBOR+4.000%, 06/07/2019	178	178
Cengage Learning, Cov-Lite, Term Loan B, 1st Lien
5.710%, VAR LIBOR+4.250%, 06/07/2023	1,557	1,483
CEVA Group PLC, Synthetic LC Loan, 1st Lien
6.500%, 03/19/2021	203	191
Ceva Intercompany, Dutch BV Term Loan , 1st Lien
6.878%, VAR LIBOR+5.500%, 03/19/2021	207	195
Ceva Logistics Canada, Cov-Lite, Canadian Term Loan, 1st Lien
6.878%, VAR LIBOR+5.500%, 03/19/2021	36	34
Ceva Logistics U.S. Holdings, Cov-Lite, Initial Term Loan, 1st Lien
6.878%, VAR LIBOR+5.500%, 03/19/2021	285	269
Checkout Holding, Term Loan B, 1st Lien
5.069%, VAR LIBOR+3.500%, 04/09/2021	1,671	1,318
Chesapeake Energy, Class A Loan, 1st Lien
8.954%, VAR LIBOR+7.500%, 08/23/2021	1,990	2,115
Chief Exploration & Development, Term Loan, 2nd Lien
7.959%, VAR LIBOR+6.500%, 05/16/2021	1,140	1,119
CityCenter Holdings, Term Loan B, 1st Lien
4.069%, VAR LIBOR+2.500%, 04/18/2024	274	275
Clear Channel Communications, Term Loan D, 1st Lien
8.443%, VAR LIBOR+6.750%, 01/30/2019 (B)	760	568
ClubCorp Operations, Cov-Lite, Term Loan B, 1st Lien
4.943%, 09/18/2024	1,005	1,008
Communications Sales & Leasing, Cov-Lite, Term Loan, 1st Lien
4.569%, VAR LIBOR+3.000%, 10/24/2022	1,742	1,681

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Contura Energy, Cov-Lite, Term Loan, 1st Lien
6.630%, VAR LIBOR+5.000%, 03/18/2024 (B)	$1,564	$1,540
Coral-U.S. Co-Borrower, Cov-Lite, Term Loan B3, 1st Lien
5.069%, VAR LIBOR+3.500%, 01/31/2025	3,085	3,086
Cowlitz Tribal Gaming Authority, Term Loan B, 1st Lien
12.069%, VAR US LIBOR+10.500%, 12/04/2020 (B)	3,000	3,345
CTI Foods, Term Loan, 2nd Lien
8.820%, VAR LIBOR+7.250%, 06/28/2021	1,190	881
Cumulus Media Holdings, Term Loan, 1st Lien
4.820%, VAR LIBOR+3.250%, 12/23/2020	3,996	3,423
Dex Media, Term Loan, 1st Lien
11.569%, VAR LIBOR+10.000%, 07/29/2021	581	598
East Valley Tourist Development Authority , Term Loan B, 1st Lien
9.693%, VAR LIBOR+8.000%, 09/30/2020 (B)	2,449	2,462
Empire Generating, Term Loan B, 1st Lien
5.630%, VAR LIBOR+4.250%, 03/12/2021	1,217	1,004
Empire Generating, Term Loan C, 1st Lien
5.630%, VAR LIBOR+4.250%, 03/12/2021	120	99
Engility, Term Loan B2, 1st Lien
4.819%, VAR LIBOR+3.250%, 08/14/2023	14	15
Evergreen Skills Lux SARL, Cov-Lite, Term Loan, 2nd Lien
9.819%, 04/28/2022	170	151
Evergreen Skills Lux SARL, Term Loan, 1st Lien
6.319%, VAR LIBOR+4.750%, 04/28/2021	2,665	2,560
Fairmount Santrol, Cov-Lite, Term Loan, 1st Lien
7.693%, 10/27/2022	3,290	3,323
Flex Acquisition, Term Loan, 1st Lien
4.336%, VAR LIBOR+3.000%, 12/29/2023	1,068	1,072
Foresight Energy, Term Loan B, 1st Lien
7.443%, VAR LIBOR+5.750%, 03/28/2022	1,351	1,265

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Formula One Management, Cov-Lite, Term Loan B, 1st Lien
4.569%, VAR LIBOR+3.000%, 02/01/2024	$2,700	$2,713
Forterra Finance, Cov-Lite, Term Loan B, 1st Lien
4.569%, VAR LIBOR+3.000%, 10/25/2023	1,319	1,231
FTS International, Cov-Lite, Term Loan, 1st Lien
6.319%, VAR LIBOR+4.750%, 04/16/2021	400	390
Gardner Denver, Cov-Lite, Term Loan B, 1st Lien
4.443%, VAR LIBOR+2.750%, 07/30/2024	646	648
Gavilan Resources, Term Loan, 1st Lien
7.460%, VAR LIBOR+6.000%, 03/01/2024	1,503	1,487
General Nutrition Centers, Term Loan, 1st Lien
4.070%, VAR LIBOR+2.500%, 03/04/2019	1,942	1,589
Green Energy Partners/Stonewall, Term Loan B1, 1st Lien
7.193%, VAR LIBOR+5.500%, 11/13/2021	411	399
Gulf Finance, Term Loan B, 1st Lien
6.950%, VAR LIBOR+5.250%, 08/25/2023	517	463
Hillman, Term Loan B, 1st Lien
5.193%, 06/30/2021	295	297
Indivior Finance S.a.r.l., Term Loan B, 1st Lien
6.110%, 12/14/2022	1,134	1,137
J. Crew Group, Term Loan, 1st Lien
4.789%, VAR LIBOR+3.220%, 03/05/2021	1,359	811
4.721%, VAR LIBOR+3.220%, 03/05/2021	401	239
KCA Deutag US Finance, Term Loan B, 1st Lien
7.196%, VAR LIBOR+5.750%, 05/15/2020	1,001	977
Ligado Networks, Cov-Lite, Term Loan, 2nd Lien
14.020%, VAR LIBOR+12.500%, 12/07/2020	2,373	1,434
Mashantucket Pequot, Term Loan A, 1st Lien
5.569%, VAR LIBOR+4.000%, 07/01/2018	1,281	1,214

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mashantucket Pequot, Term Loan B, 1st Lien
9.694%, VAR LIBOR+8.125%, 06/30/2020	$7,115	$6,804
Medallion Midland Acquisition LLC, Term Loan B , 1st Lien
4.819%, 10/31/2024	1,025	1,026
Medical Card Systems, Term Loan
1.500%, VAR LIBOR+0.500%, 05/31/2019 (B)	1,530	1,349
MEG Energy, Term Loan, 1st Lien
5.200%, VAR LIBOR+3.500%, 12/31/2023	299	299
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)(C)	300	–
Misys Limited, Cov-Lite, Term Loan, 2nd Lien
8.729%, VAR LIBOR+7.250%, 06/13/2025	1,082	1,082
MMM Holdings, Term Loan, 1st Lien
10.324%, VAR LIBOR+8.750%, 06/30/2019 (B)	281	269
Moneygram International, Term Loan, 1st Lien
4.943%, VAR LIBOR+3.250%, 03/27/2020	1,207	1,205
Moxie Liberty, Term Loan B1, 1st Lien
7.796%, VAR LIBOR+6.500%, 08/21/2020	1,934	1,764
MSO of Puerto Rico, Term Loan, 1st Lien
10.324%, 06/30/2019 (B)	204	196
Murray Energy Corporation, Term Loan B2, 1st Lien
8.943%, VAR LIBOR+7.250%, 04/16/2020	3,584	3,145
Nana Development, Term Loan, 1st Lien
8.370%, VAR LIBOR+6.750%, 03/15/2018	19	19
Neiman Marcus Group, Cov-Lite, Term Loan, 1st Lien
4.642%, VAR LIBOR+3.250%, 10/25/2020	1,280	1,042
New LightSquared, PIK Exit Term Loan, 1st Lien
10.265%, VAR LIBOR+0.000%, 06/15/2020	2,261	2,094
New MMI, Term Loan, 1st Lien
9.130%, VAR LIBOR+7.750%, 01/31/2020	2,930	2,868
New Rue21 LLC, Cov-Lite, Post Reorgination Term Loan, 1st Lien
12.500%, 09/22/2022	144	142

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Nine West Holdings, Cov-Lite Unsecured Guaranteed, Term Loan, No Lien
6.599%, VAR LIBOR+5.250%, 01/08/2020	$4,352	$1,706
Ortho-Clinical Diagnostics, Cov-Lite, Term Loan, 1st Lien
5.443%, VAR LIBOR+3.750%, 06/30/2021	769	770
Oxbow Carbon, Term Loan, 2nd Lien
10.500%, VAR LIBOR+7.000%, 01/17/2020	1,994	1,994
P2 Upstream Acquisition, Cov-Lite, Term Loan, 1st Lien
5.400%, VAR LIBOR+4.000%, 10/30/2020	725	708
Pardus Oil & Gas LLC, Cov-Lite PIK, Term Loan A, 1st Lien
13.000%, VAR PIK Interest+13.000%, 11/12/2021 (B)	147	–
Pardus Oil & Gas LLC, Cov-Lite PIK, Term Loan, 2nd Lien
5.000%, 05/13/2022 (B)	76	–
Petco Animal Supplies, Cov-Lite, Term Loan B1, 1st Lien
4.380%, VAR LIBOR+3.000%, 01/26/2023	1,664	1,252
PetSmart, Cov-Lite, Term Loan B, 1st Lien
4.570%, VAR LIBOR+3.000%, 03/11/2022	668	533
Quorum Health, Term Loan B, 1st Lien
8.319%, VAR LIBOR+6.750%, 04/29/2022	936	944
7.992%, VAR LIBOR+6.750%, 04/29/2022	16	16
Radio One, Term Loan B, 1st Lien
5.700%, VAR LIBOR+4.000%, 04/18/2023	657	644
Revlon Consumer Products, Term Loan B, 1st Lien
5.069%, VAR LIBOR+3.500%, 09/07/2023	671	496
Seadrill Partners Finco LLC, Term Loan, 1st Lien
4.693%, VAR LIBOR+3.000%, 02/21/2021	1,017	819
Sequa Mezzanine Holdings, Cov-Lite, Term Loan, 1st Lien
4.480%, VAR LIBOR+5.500%, 11/28/2021	958	964

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Sequa Mezzanine Holdings, Cov-Lite, Term Loan, 2nd Lien
10.375%, VAR LIBOR+9.000%, 04/28/2022	$863	$871
Staples, Cov-Lite, Term Loan B, 1st Lien
5.489%, VAR LIBOR+4.000%, 09/12/2024	1,973	1,933
Steinway Musical Instruments, Term Loan, 1st Lien
5.130%, 09/19/2019	940	930
Syncreon Global Finance (US), Cov-Lite, Term Loan, 1st Lien
5.630%, VAR LIBOR+4.250%, 10/28/2020	389	340
Syniverse Holdings, Term Loan B, 1st Lien
4.569%, VAR LIBOR+3.000%, 04/23/2019	1,096	1,075
Syniverse Holdings, Term Loan, 1st Lien
4.569%, VAR LIBOR+3.000%, 04/23/2019	2,728	2,678
Traverse Midstream Partners, Term Loan B, 1st Lien
5.850%, 09/27/2024	2,723	2,759
Veritas US, Cov-Lite, Term Loan B1, 1st Lien
6.193%, VAR LIBOR+4.500%, 01/27/2023	3,073	3,079
Walter Investment Management, Term Loan, 1st Lien
5.319%, VAR LIBOR+3.750%, 12/18/2020 (C)	830	792
Weight Watchers International, Cov-Lite, Term Loan B, 1st Lien
6.230%, 11/29/2024	159	159
Windstream Services, Term Loan B, 1st Lien
5.500%, VAR LIBOR+4.000%, 03/29/2021	948	888

Total Loan Participations (Cost $126,831) ($ Thousands)		123,593

	Shares
COMMON STOCK – 1.2%
Amplify Energy *	100,766	1,023
Aspect Software, Cl CR1 *(B)	27,500	282
Aspect Software, Cl CR2 *(B)	11,134	114
Atlas Iron	241,803	6
Berry Pete *(B)	129,459	1,230
Berry Petroleum (Escrow Security) *(B)	3,278,000	–
Boart Longyear *	137,092,668	1,072
Caesars Entertainment *	99,345	1,257
CEVA Holdings *(B)	561	252
CHC Group *	1,075	9
CUI Acquisition *(B)	3	246

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy & Exploration Partners *(B)	185	$–
Global Aviation Holdings, Cl A *(B)	97,655	–
Gymboree	40,312	1,048
Halcon Resources *	68,040	515
Linn Energy *	17,039	672
Medical Card Systems *(B)	284,758	–
Mmodal *	42,430	955
NII Holdings *	51,236	22
Patterson-UTI Energy	23,964	551
Peabody Energy (Escrow Security) *	420,000	–
Reichhold Industries *(B)	1,427	1,236
Rue 21 *	55,057	184
SandRidge Energy *	3,760,982	168
TE Holdcorp *	50,160	105
Texas Competitive Electric Holdings LLC (B)	361,919	326
Titan Energy *	22,243	34
UCI International Holdings *(B)	27,268	498
VICI Properties *	261,238	5,355
Vistra Energy *	186,584	3,418

Total Common Stock (Cost $19,380) ($ Thousands)		20,578

	Face Amount (Thousands)
CONVERTIBLE BONDS – 0.5%
Advanced Micro Devices CV to 125.0031
2.125%, 09/01/2026	$375	563
CHC Group CV to 125.0000
0.000%, 10/01/2020 (J)	55	73
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	615	436
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026 (A)	602	548
GenOn CV to 14.7167
0.000%, 06/15/2021 (B)(C)	2,200	–
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,070	2,808
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,656	1,151
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	2,065	2,834
Mirabela Nickel CV to 5.9242
9.500%, 06/24/2019 (A)(B)(C)	1,541	200
Weatherford International CV to 129.1656
5.875%, 07/01/2021	267	290

Total Convertible Bonds (Cost $9,738) ($ Thousands)		8,903

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.5%

Connecticut — 0.2%
Mohegan Tribal, Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)(B)	$3,540	$3,756

Puerto Rico — 0.1%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.000%, 07/01/2041 (C)	705	159
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2037 (C)	130	29
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (C)	1,200	285
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.125%, 07/01/2037 (C)	775	174
Government Development Bank for Puerto Rico, RB
5.750%, 08/01/2025 (C)	135	33
Government Development Bank for Puerto Rico, Ser A, RB
4.375%, 02/01/2019 (B)(C)	985	236
Government Development Bank for Puerto Rico, Ser A, RB
5.500%, 08/01/2020 (B)(C)	720	173
Government Development Bank for Puerto Rico, Ser B, RB
5.000%, 12/01/2016 (C)	360	87
5.000%, 12/01/2017 (B)(C)	85	20
4.704%, 05/01/2016 (B)(C)	565	136
Government Development Bank for Puerto Rico, Ser C, RB
5.400%, 08/01/2019 (B)(C)	280	67
Government Development Bank for Puerto Rico, Ser H, RB
5.200%, 08/01/2026 (C)	75	18
5.000%, 08/01/2023 (C)	875	210
4.950%, 08/01/2022 (C)	25	6
4.900%, 08/01/2021 (C)	30	7
4.500%, 08/01/2019 (C)	50	12
Government Development Bank for Puerto Rico, Ser I, RB
4.350%, 08/01/2018 (C)	10	2

		1,654

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)

Texas — 0.2%
Texas State, Public Finance Authority, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024 (B)	$3,220	$3,359

Total Municipal Bonds (Cost $10,302) ($ Thousands)		8,769

	Shares
PREFERRED STOCK — 0.4%
Aspen Insurance Holdings, 5.950%	86,000	2,346
Berry Petroleum, 0.000% *(B)	196,693	2,262
CEVA Holdings, 0.000% *(B)	1,214	546
FNMA *(K)	24,650	338
TE Holdcorp, 0.000% *	74,814	692

Total Preferred Stock (Cost $6,076) ($ Thousands)		6,184

	Number of Warrants
WARRANTS — 0.0%
Jack Cooper Holdings, Expires 04/26/2027 Strike Price $– *(B)	2,496	–
Lion Holding, Expires 12/30/2027 Strike Price $– *	1,575	–
Midstates Petroleum, Expires 04/21/2020 Strike Price $46 *	9,541	1
SandRidge Energy, Expires 10/04/2022 Strike Price $41 *	7,382	13
SandRidge Energy, Expires 10/04/2022 Strike Price $42 *	3,108	5

Total Warrants (Cost $44) ($ Thousands)		19

	Shares
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
1.350% **†(L)	6,098	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Government Fund, Cl F
1.040%**†	72,242,432	$72,242

Total Cash Equivalent (Cost $72,242) ($ Thousands)		72,242

Total Investments in Securities — 99.1%
(Cost $1,634,984) ($ Thousands)		$1,648,918

A list of the outstanding centrally cleared swap agreements held by the Fund at December 31, 2017, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY Series 28	Sell	5.00%	Quarterly	06/20/2022	(3,179)	$275	$232	$43
CDX.NA.HY Series 29	Sell	5.00%	Quarterly	12/20/2022	(5,910)	491	518	(27)

						$766	$750	$16

A list of the outstanding OTC swap agreements held by the Fund at December 31, 2017, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	IBOXHY	IBOXHY	3-Month USD-LIBOR	Quarterly	03/20/2018	USD	75	$(385)	$49	$(434)

Percentages are based on Net Assets of $1,663,898 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2017.

†	Investment in Affiliated Security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $828,195 ($ Thousands), representing 49.77% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Security is in default on interest payment.

(D)	Securities considered illiquid. The total value of such securities as of December 31, 2017 was $0 ($ Thousands) and represented –% of the Net Assets of the Fund.

(E)	Securities considered restricted. The total market value of such securities as of December 31, 2017 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(F)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on December 31, 2017. The coupon on a step bond changes on a specified date.

(G)	Certain securities or partial positions of certain securities are on loan at December 31, 2017. The total market value of securities on loan at December 31, 2017 was $1 ($ Thousands).

(H)	Maturity date not available.

(I)	Interest rate unavailable.

(J)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(L)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2017 was $6 ($ Thousands).

CDO – Collateralized Debt Obligation

Cl – Class

CLO – Collateralized Loan Obligation

CV – Convertible Security

GO – General Obligation

ICE – Intercontinental Exchange

L.P. – Limited Partnership

LLC – Limited Liability Company

Ltd – Limited

LIBOR – London Interbank Offered Rate

MTN – Medium Term Note

OTC – Over-the-counter

PIK – Payment-in-Kind

PLC – Public Limited Company

Pty– Proprietary

RB – Revenue Bond

Ser – Series

ULC – Unlimited Liability Company

USD– United States Dollar

VAR – Variable Rate

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

A list of restricted securities held by the Fund as of December 31, 2017 is as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine
(escrow security)	$2,750	11/30/10	11/30/10	$–	$–	0.00%

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$–	$1,250,955	$5,345	$1,256,300
Asset-Backed Securities	–	5,180	147,144	152,324
Loan Participations	–	110,390	13,203	123,593
Common Stock	11,065	5,329	4,184	20,578
Convertible Bonds	–	8,703	200	8,903
Municipal Bonds	–	1,021	7,748	8,769
Preferred Stock	2,350	1,026	2,808	6,184
Warrants	–	19	–	19
Affiliated Partnership	–	6	–	6
Cash Equivalent	72,242	–	–	72,242

Total Investments in Securities	$85,657	$1,382,629	$180,632	$1,648,918

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	$–	$43	$–	$43
Unrealized Depreciation	–	(27)	–	(27)
OTC Swap
Total Return Swap *
Unrealized Depreciation	–	(434)	–	(434)

Total Other Financial Instruments	$–	$(418)	$–	$(418)

*Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which unobservable inputs (Level 3) were used in determining fair value ($ Thousands):

	Investments in Corporate Obligations	Investments in Asset-Backed Securities	Investments in Loan Participations	Investments in Common Stock	Investments in Convertible Bonds	Investments in Municipal Bonds	Investments in Preferred Stock	Investments in Warrants	Investments in Rights
Balance as of September 30, 2017	$5,764	$153,679	$15,482	$4,122	$139	$7,511	$2,990	$1	$557
Accrued discounts/premiums	–	(374)	(18)	–	–	–	–	–	–
Realized gain/(loss)	15	1,885	(98)	–	–	–	52	–	–
Change in unrealized appreciation/ (depreciation)	(52)	3,161	(53)	62	61	(100)	8	(1)	(557)
Purchases	–	5,042	(818)	–	–	100	–	–	–
Sales	(382)	(16,249)	(1,292)	–	–	–	(242)	–	–
Net transfer into Level 3	–	–	–	–	–	237	–	–	–
Net transfer out of Level 3	–	–	–	–	–	–	–	–	–

Ending Balance as of December 31, 2017	$5,345	$147,144	$13,203	$4,184	$200	$7,748	$2,808	$–	$–

Changes in unrealized gains/(losses)included in earnings related to securities still held at reporting date	$(52)	$3,955	$(35)	$61	$81	$(190)	$61	$–	$–

(1) Of the $180,632 ($ Thousands) in Level 3 securities as of December 31, 2017, $16,657 ($ Thousands) or 9.2% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there have been transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “– ” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

High Yield Bond Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$6	$–	$–	$–	$–	$6	$–
SEI Daily Income Trust, Government Fund, CI F	81,200	152,088	(161,046)	–	–	72,242	157

Totals	$81,206	$152,088	$(161,046)	$–	$–	$72,248	$157

As of December 31, 2017, High Yield Bond Fund is the seller (“providing protection”) on a total notional amount of $9.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	–	–	–	$763,897	$763,897
Maximum potential amount of future payments	–	–	–	9,089,000	9,089,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–
Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$–	$–	$–	$–	$–	$–
101-200	–	–	–	–	–	–
201-300	–	–	3,179,000	–	–	–
301-400	–	–	5,910,000	–	–	–
> than 400	–	–	–	–	–	–
Total	$–	$–	$9,089,000	$–	$–	$–

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER – 62.0%

Banks – 19.1%
Bank of Nova Scotia
1.652%, 07/06/2018 (B)	$2,000	$1,981
1.486%, 04/04/2018 (B)	700	700
Canadian Imperial Bank of Commerce
1.690%, 03/19/2018 (A)(B)	4,000	3,986
Commonwealth Bank of Australia
1.887%, 02/15/2018 (B)	1,500	1,501
1.569%, 10/05/2018 (B)	2,000	2,000
DBS Bank
1.630%, 03/06/2018 (A)(B)	4,000	3,988
1.390%, 01/19/2018 (A)(B)	1,400	1,399
DNB Bank
1.595%, 01/19/2018 (B)	3,000	3,000
1.460%, 01/02/2018 (A)(B)	4,000	4,000
Federation des Caisses Desjardins du Quebec
1.580%, 02/05/2018 (A)(B)	3,000	2,995
Macquarie Bank
1.890%, 03/20/2018 (A)(B)	3,000	2,988
1.440%, 01/16/2018 (A)(B)	4,000	3,997
Oversea-Chinese Banking
1.856%, 03/28/2018 (B)	1,000	1,000
1.592%, 10/04/2018 (B)	1,000	1,000
United Overseas Bank
1.400%, 02/20/2018 (B)	2,500	2,494
1.399%, 02/09/2018 (B)	2,000	1,996
1.364%, 01/11/2018 (B)	2,000	1,999

		41,024

Energy – 1.9%
Duke Energy
1.750%, 01/03/2018 (A)(B)	2,000	1,999
Entergy
1.940%, 01/03/2018 (A)(B)	2,000	1,999

		3,998

Financial – 34.1%
Berkshire Hathaway Energy
1.821%, 01/12/2018 (A)(B)	2,000	1,999
BNZ International Funding
1.841%, 02/01/2018 (B)	3,000	3,001
Caterpillar Financial Services
1.550%, 01/02/2018 (A)	4,521	4,520
CDP Financial
1.461%, 01/10/2018 (B)	5,000	4,998
1.460%, 01/22/2018 (B)	2,500	2,497
Charta
1.637%, 03/20/2018 (A)(B)	4,000	3,984
1.525%, 02/13/2018 (A)(B)	2,675	2,670
Collateralized Commercial Paper Co. LLC
1.661%, 02/21/2018	4,500	4,501

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
Enterprise Products Operating
1.750%, 01/03/2018 (A)(B)	$2,000	$2,000
JPMorgan Securities
1.572%, 04/02/2018 (B)	1,000	1,000
1.483%, 02/23/2018	3,000	2,993
Jupiter Securitization
1.450%, 01/02/2018 (A)(B)	7,000	6,999
Manhattan Asset Funding
1.452%, 01/26/2018 (B)	1,000	999
Old Line Funding
1.300%, 01/02/2018 (A)(B)	5,941	5,940
Regency Markets No. 1
1.430%, 01/05/2018 (A)(B)	3,000	2,999
Southern California Edison
1.630%, 01/02/2018 (A)(B)	2,000	2,000
Suncorp-Metway
1.600%, 04/30/2018 (A)(B)	4,000	3,976
1.471%, 02/05/2018 (B)	2,500	2,496
1.471%, 02/13/2018 (B)	1,900	1,896
Thunder Bay Funding
1.390%, 01/02/2018 (A)(B)	6,000	5,999
TransCanada American Investments
1.720%, 01/05/2018 (A)(B)	2,000	1,999
Victory Receivables
1.320%, 01/02/2018 (A)(B)	3,747	3,746

		73,212

Industrial – 6.9%
Antalis
1.702%, 01/16/2018 (A)	6,700	6,695
Ciesco
1.525%, 02/22/2018 (A)(B)	4,000	3,991
Comcast
1.680%, 01/03/2018 (A)(B)	2,000	1,999
Kroger
1.700%, 01/02/2018 (A)(B)	2,000	2,000

		14,685

Total Commercial Paper (Cost $132,937) ($ Thousands)		132,919

CORPORATE OBLIGATIONS – 6.2%

Consumer Discretionary – 1.9%
Jets Stadium Development 1.580%, 04/01/2047 (B)(C)	4,000	4,000

Financials – 4.3%
Bank of Nova Scotia
1.721%, VAR ICE LIBOR USD 1 Month+0.230%, 09/17/2018	2,000	2,000

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)

CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	$3,000	$3,000
Wells Fargo Bank
1.729%, VAR ICE LIBOR USD 1 Month+0.160%, 07/02/2018	4,250	4,249

		9,249

Total Corporate Obligations (Cost $13,250) ($ Thousands)		13,249

MUNICIPAL BOND – 0.5%

New Jersey – 0.5%
RBC Municipal Products Trust, Ser E-82, RB Callable 01/29/2018 @ 100
1.570%, 12/17/2018 (B)(D)(E)	1,000	1,000

Total Municipal Bond (Cost $1,000) ($ Thousands)		1,000

CERTIFICATES OF DEPOSIT – 29.5%
Bank of Montreal
1.795%, 06/26/2018	3,000	2,998
Bank of Nova Scotia
1.731%, 10/17/2018	2,000	2,000
Canadian Imperial Bank of Commerce
1.701%, 07/16/2018	2,500	2,500
Commonwealth Bank of Australia
1.921%, 02/09/2018 (B)	1,000	1,001
1.632%, 11/09/2018 (B)	2,000	2,000
Mitsubishi UFJ Trust & Banking
1.772%, 05/25/2018	3,000	3,000
1.660%, 02/13/2018	2,000	2,001
1.607%, 05/08/2018	4,000	4,000
Mizuho Bank
1.721%, 07/18/2018	3,000	2,999
Norinchukin Bank
1.612%, 03/09/2018	2,000	2,000
1.550%, 05/31/2018	2,000	2,000
1.537%, 05/29/2018	3,500	3,500
Royal Bank of Canada NY
1.753%, 03/07/2018	2,000	2,001
1.735%, 04/19/2018	3,500	3,502
1.691%, 07/16/2018	1,000	1,000
Sumitomo Mitsui Banking
1.755%, 06/22/2018	4,000	4,000
Sumitomo Mitsui Trust Bank Limited
1.731%, 06/21/2018	4,000	4,000
1.695%, 01/19/2018	5,000	5,001
Toronto-Dominion Bank
1.800%, 03/13/2018	2,500	2,501

Description	Face Amount (Thousands)	Market Value ($Thousands)

CERTIFICATES OF DEPOSIT (continued)
1.782%, 09/25/2018 (B)	$1,000	$1,000
1.754%, 08/28/2018 (B)	1,340	1,340
1.602%, 11/30/2018 (B)	1,000	1,000
Toyota Motor Credit
1.752%, 05/22/2018	1,000	1,000
1.695%, 03/14/2018	2,000	2,001
Wells Fargo Bank
1.662%, 01/25/2018	3,000	3,000
Westpac Banking
1.952%, 01/09/2018	1,000	1,000
1.662%, 09/14/2018 (B)	1,000	1,000

Total Certificates of Deposit
(Cost $63,339) ($ Thousands)		63,345

	Shares

CASH EQUIVALENT – 0.0%
SEI Daily Income Trust, Government Fund, Cl F
1.040%**†	1,198	1

Total Cash Equivalent
(Cost $1) ($ Thousands)		1

	Face Amount (Thousands)

REPURCHASE AGREEMENTS – 1.8%
Goldman Sachs
1.350%, dated 12/29/2017, to be repurchased on 01/02/2018, repurchase price $2,000,300 (collateralized by corporate obligations, par value $1,000,000 - $1,072,000, 1.320% - 1.320%, 08/15/2019 - 11/27/2019; total market value $2,040,506) (F)	$2,000	2,000
TD Securities
1.410%, dated 12/29/2017, to be repurchased on 01/02/2018, repurchase price $2,000,313 (collateralized by a U.S. Treasury Note, par value $2,028,000, 1.360%, 12/31/2022; total market value $2,040,007) (F)	2,000	2,000

Total Repurchase Agreements (Cost $4,000) ($ Thousands)		4,000

Total Investments in Securities – 100.0% (Cost $214,527) ($ Thousands)		$214,514

Percentages	are based on Net Assets of $214,412 ($ Thousands).
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security.

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Conservative Income Fund (Continued)

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $129,551 ($ Thousands), representing 60.42% of the Net Assets of the Fund.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(E)	Securities are held in connection with a letter of credit issued by a major bank.
(F)	Tri-Party Repurchase Agreement.

Cl – Class

lCE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

RB – Revenue Bond

Ser – Series

VAR – Variable Rate

The following is a list of the levels of inputs used as of December 31, 2017 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$–	$132,919	$–	$132,919
Corporate Obligations	–	13,249	–	13,249
Municipal Bond	–	1,000	–	1,000
Certificates of Deposit	–	63,345	–	63,345
Cash Equivalent	1	–	–	1
Repurchase Agreements	–	4,000	–	4,000

Total Investments in Securities	$1	$214,513	$–	$214,514

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	12/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$ 2	$ 7,233	$ (7,234)	$ 1	$–

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS – 93.3%
Alaska – 2.0%
Alaska State, Housing Finance Authority, Ser B, RB Callable 01/04/2018 @ 100
1.710%, 12/01/2041 (A)	$3,300	$3,300

Connecticut – 3.5%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser A-3, RB Callable 01/02/2018 @ 100
1.730%, 11/15/2045 (A)	1,150	1,150
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser C-3, RB Callable 01/02/2018 @ 100
1.730%, 11/15/2045 (A)	1,000	1,000
Connecticut State, Ser C, GO Callable 01/01/2018 @ 100
1.730%, 05/15/2034 (A)	3,570	3,570

		5,720

District of Columbia – 1.9%
District of Columbia, Community Connections Real Estate Foundation Project, Ser A, RB Callable 01/02/2018 @ 100
1.760%, 07/01/2032 (A)(B)	2,500	2,500
District of Columbia, Georgetown University Project, RB Callable 01/02/2018 @ 100
1.620%, 04/01/2041 (A)(B)	540	540
District of Columbia, Medlantic/Helix Project, Ser A, RB Callable 01/02/2018 @ 100
1.700%, 08/15/2038 (A)(B)	50	50

		3,090

Florida – 4.5%
Escambia County, Health Facilities Authority, Azalea Trace Project, Ser B, RB, AGC Callable 01/02/2018 @ 100
1.820%, 11/15/2029 (A)	515	515
JEA, Electric System Revenue, Ser 2008A, RB Callable 01/02/2018 @ 100
1.700%, 10/01/2036 (A)	1,150	1,150
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB Callable 01/01/2018 @ 100
1.650%, 04/01/2032 (A)(B)	5,695	5,695

		7,360

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia – 4.5%
Georgia State, Municipal Electric Authority, Project One, Sub-Ser B, RB Callable 01/02/2018 @ 100
1.770%, 01/01/2048 (A)(B)	$2,300	$2,300
Monroe County, Development Authority, Ser B, RB Callable 01/02/2018 @ 100
1.750%, 01/01/2036 (A)(B)	5,000	5,000

		7,300

Illinois – 2.4%
Illinois State, Finance Authority, Advocate Healthcare Network Project, Ser B, RB Callable 01/01/2018 @ 100
1.750%, 11/01/2038 (A)	1,800	1,800
Saint Clair County, McKendree College Project, RB
1.610%, 06/01/2034 (A)(B)	1,180	1,180
Tender Option Bond Trust Receipts, RB
1.750%, 08/16/2018 (A)(C)	940	940

		3,920

Indiana – 7.6%
Elkhart County, Multi-Family Housing Authority, Ashton Pines Apartments Project, Ser A, RB Callable 01/01/2018 @ 100
1.700%, 09/01/2043 (A)(B)	4,100	4,100
Indiana State, Finance Authority, Goodwill Industries of Central Indiana Project, RB Callable 01/01/2018 @ 100
1.680%, 12/01/2036 (A)(B)	800	800
Indiana State, Finance Authority, RB Callable 01/02/2018 @ 100
1.650%, 02/01/2039 (A)	7,500	7,500

		12,400

Iowa – 7.0%
Iowa State, Finance Authority, Cedarwood Hills Project, Ser A, RB Callable 01/02/2018 @ 100
1.710%, 05/01/2031 (A)	3,000	3,000
Iowa State, Finance Authority, Midwestern Disaster Area Economic Development, CJ Bio America Project, RB Callable 01/02/2018 @ 100
1.900%, 04/01/2022 (A)(B)	4,300	4,300
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB Callable 01/02/2018 @ 100
1.900%, 09/01/2036 (A)	1,500	1,500

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, Ser B, RB Callable 01/02/2018 @ 100
1.900%, 05/01/2023 (A)	$2,500	$2,500

		11,300

Kansas – 1.5%
Manhattan, Industrial Development Authority, Florence Kansas Project, AMT, RB Callable 01/01/2018 @ 100
1.750%, 04/01/2028 (A)(B)	2,400	2,400

Louisiana – 2.0%
Ascension Parish, Industrial Development Board, BASF Project, RB Callable 01/02/2018 @ 100
1.800%, 10/01/2039 (A)	2,000	2,000
Louisiana State, Public Facilities Authority, Air Products and Chemicals Project, RB
1.770%, 08/01/2050 (A)	700	700
Louisiana State, Public Facilities Authority, Air Products and Chemicals Project, Ser B, RB Callable 01/02/2018 @ 100
1.770%, 12/01/2043 (A)	600	600

		3,300

Maine – 2.9%
Maine State, School Administrative District No. 51, GO
2.250%, 10/30/2018	4,600	4,622

Maryland – 2.4%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB Callable 01/02/2018 @ 100
1.730%, 02/01/2041 (A)	1,070	1,070
Maryland State, Economic Development Authority, Academy of Sciences Project, RB
1.730%, 04/01/2033 (A)(B)	1,000	1,000
Maryland State, Health & Higher Educational Facilities Authority, Ser B, RB Callable 01/01/2018 @ 100
1.700%, 07/01/2043 (A)(B)	1,800	1,800

		3,870

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts – 3.9%
Massachusetts State, Department of Transportation, Metropolitan Highway System, Commonwealth Contract Assistance, Ser A-1, RB Callable 01/02/2018 @ 100
1.700%, 01/01/2029 (A)	$600	$600
Massachusetts State, Water Resources Authority, Sub-Ser A-3, RB Callable 01/02/2018 @ 100
1.750%, 08/01/2037 (A)	1,600	1,600
Quincy, BAN, GO
2.000%, 01/19/2018	2,000	2,001
Scituate, BAN, GO
2.000%, 02/02/2018	2,000	2,001

		6,202

Michigan – 4.6%
Michigan State, Building Authority, Multi- Model Facilities Program, Ser I, RB Callable 01/02/2018 @ 100
1.700%, 10/15/2052 (A)(B)	2,000	2,000
Michigan State, Finance Authority, Higher Education Facilities, University of Detroit Mercy Project, RB Callable 01/01/2018 @ 100
1.800%, 11/01/2040 (A)(B)	1,920	1,920
Michigan State, Housing Development Authority, Ser D, RB Callable 01/02/2018 @ 100

1.750%, 06/01/2030 (A)	3,600	3,600

		7,520

Minnesota – 1.2%
RBC Municipal Products Trust, Ser E-89, RB Callable 02/01/2018 @ 100
1.760%, 07/01/2018 (A)(B)(C)	2,000	2,000

Mississippi – 0.3%
Mississippi Business Finance, Ser K, RB Callable 01/02/2018 @ 100
1.930%, 11/01/2035 (A)	300	300
Mississippi State, Development Bank, Mississippi Highway Construction Project, RB
2.000%, 01/01/2018	250	250

		550

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri – 1.4%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB Callable 01/01/2018 @ 100
1.800%, 04/15/2034 (A)(B)	$2,300	$2,300

New York – 11.0%
New York City, Housing Development Authority, Hewitt House Apartments Project, Ser A, RB Callable 01/01/2018 @ 100
1.640%, 11/01/2048 (A)(B)	1,500	1,500
New York City, Sub-Ser J-8-R, GO Callable 02/01/2018 @ 100
1.900%, 08/01/2021 (A)(B)	5,000	5,000
New York State, Energy Research & Development Authority, AMT, RB Callable 01/02/2018 @ 100
1.620%, 06/01/2036 (A)(B)	400	400
New York State, Housing Finance Agency, 600 W. 42nd Street Project, Ser A, RB Callable 01/01/2018 @ 100
1.830%, 05/15/2041 (A)(B)	4,500	4,500
Oneida County, Industrial Development Agency, RB Callable 01/01/2018 @ 100
1.760%, 08/01/2038 (A)(B)	1,200	1,200
Oswego County, Industrial Development Agency, O.H. Properties Project, Ser A, RB Callable 01/01/2018 @ 100
1.960%, 06/01/2024 (A)(B)	810	810
Tender Option Bond Trust Receipts, RB Callable 02/15/2027 @ 100
1.760%, 02/15/2042 (A)(C)	2,000	2,000
Triborough, Bridge & Tunnel Authority, Ser C, RB Callable 01/02/2018 @ 100
1.610%, 01/01/2032 (A)(B)	1,250	1,250
Westchester County, Industrial Development Authority, Northern West Chester Hospital Project, RB Callable 01/01/2018 @ 100
1.800%, 11/01/2024 (A)(B)	1,200	1,200

		17,860

North Carolina – 0.9%
North Carolina Medical Care Commission, Ser A, RB Callable 01/01/2018 @ 100
1.750%, 10/01/2035 (A)	1,540	1,540

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio – 2.7%
Avon City, Municipal Recreation Facility, GO
2.000%, 09/06/2018	$1,000	$1,003
Cuyahoga County, Oakwood Village, Various Purpose, GO
2.125%, 09/20/2018	600	602
Franklin County, Hospital Revenue Authority, Nationwide Hospital Project, Ser B, RB Callable 01/04/2018 @ 100
1.750%, 11/01/2040 (A)	100	100
Hamilton County, HealthCare Facilities Authority, Children’s Home Project, RB Callable 01/01/2018 @ 100
1.740%, 03/01/2033 (A)(B)	1,000	1,000
Kirtland, Various Purpose, Ser-2017, GO
2.000%, 06/21/2018	500	501
Ohio State University, Ser B-1, RB Callable 01/02/2018 @ 100
1.650%, 12/01/2034 (A)	500	500
Woodmere Village, Various Purpose, GO
2.000%, 10/03/2018	495	497

		4,203

Pennsylvania – 4.8%
City of Philadelphia, Ser A, RB
2.000%, 06/29/2018	2,000	2,005
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC Callable 02/01/2018 @ 100
1.820%, 11/15/2029 (A)	1,905	1,905
Pennsylvania, Economic Development Financing Authority, RB Callable 01/02/2018 @ 100
1.750%, 11/01/2028 (A)(B)	2,000	2,000
Philadelphia, Gas Works Authority, Ser D, RB Callable 01/02/2018 @ 100
1.700%, 08/01/2031 (A)(B)	600	600
Philadelphia, Hospitals & Higher Education Facilities Authority, RB Callable 01/02/2018 @ 100
1.780%, 07/01/2041 (A)	1,200	1,200

		7,710

Rhode Island – 0.7%
Cranston, Ser 1, GO
2.000%, 09/06/2018	1,000	1,003

South Carolina – 0.5%
Lexington County, Health Services District, RB
5.000%, 11/01/2018	750	771

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tennessee – 6.0%
Clarksville, Public Building Authority, Pooled Financing, RB Callable 02/01/2018 @ 100
1.750%, 06/01/2029 (A)(B)	$4,300	$4,300
Shelby County, Health Educational & Housing Facilities Authority, Providence Place Apartments Project, RB Callable 01/04/2018 @ 100
1.600%, 12/15/2042 (A)(B)	5,500	5,500

		9,800

Texas – 8.7%
Denton Independent School District, Ser B, GO, PSF-GTD Callable 01/02/2018 @ 100
1.650%, 08/01/2035 (A)	1,000	1,000
Port of Arthur, Navigation District Industrial Development, Ser A, RB Callable 01/02/2018 @ 100
1.780%, 12/01/2040 (A)	1,000	1,000
Port of Port Arthur, Navigation District, Total Petrochemicals Project, RB Callable 03/01/2018 @ 100
1.780%, 03/01/2039 (A)	5,300	5,300
Texas State, RB
4.000%, 08/30/2018	4,000	4,066
Texas State, Veterans Bonds, GO Callable 01/02/2018 @ 100
1.800%, 12/01/2047 (A)	2,725	2,725

		14,091

Utah – 2.0%
Weber County, Hospital Revenue Various Ihc Health Services, Ser A, RB Callable 01/02/2018 @ 100
1.790%, 02/15/2031 (A)	3,200	3,200

Wisconsin – 2.4%
Oshkosh, Industrial Development Authority, Oshkosh Coil Spring Project, Ser A, AMT, RB Callable 01/01/2018 @ 100
1.830%, 12/01/2020 (A)(B)	560	560
Wisconsin State, Housing & Economic Development Authority, Ser C, RB Callable 01/01/2018 @ 100
1.700%, 05/01/2046 (A)	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Housing & Economic Development Authority, Ser C, RB Callable 01/02/2018 @ 100
1.710%, 03/01/2031 (A)	$1,400	$1,400

		3,960

Total Municipal Bonds
(Cost $151,332) ($ Thousands)		151,292

TAX-EXEMPT COMMERCIAL PAPER – 7.4%
Harris County
1.080%, 02/22/2018	3,000	2,999
1.070%, 02/15/2018	5,000	4,998
Metropolitan Washington Airports Authority
1.110%, 02/22/2018	3,000	2,999
Nashville & Davidson County, Metropolitan Government
1.000%, 02/07/2018	1,000	1,000

Total Tax-Exempt Commercial Paper (Cost $12,000) ($ Thousands)		11,996

Total Investments in Securities – 100.7% (Cost $163,332) ($ Thousands)		$163,288

Percentages	are based on Net Assets of $162,181 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $4,940 ($ Thousands), representing 3.05% of the Net Assets of the Fund.

AGC – Assured Guaranty Corporation

AMT – Alternative Minimum Tax

BAN – Bond Anticipation Note

GO – General Obligation

PSF-GTD – Public Schools Fund Guarantee

RB – Revenue Bond

Ser – Series

As of December 31, 2017, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

For information regarding the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 99.4%
U.S. Treasury Inflation Protected Securities
2.125%, 01/15/2019	$8,922	$9,106
1.875%, 07/15/2019	10,166	10,482
1.375%, 01/15/2020	12,356	12,679
1.250%, 07/15/2020	19,047	19,667
1.125%, 01/15/2021	21,799	22,449
0.625%, 07/15/2021	23,138	23,583
0.125%, 04/15/2019	31,860	31,789
0.125%, 04/15/2020	31,872	31,806
0.125%, 04/15/2021	27,696	27,582
0.125%, 01/15/2022	25,553	25,450
0.125%, 04/15/2022	27,109	26,918
0.125%, 07/15/2022	26,355	26,320

Total U.S. Treasury Obligations
(Cost $269,466) ($ Thousands)		267,831

	Shares

CASH EQUIVALENT – 0.6%
SEI Daily Income Trust, Government Fund, Cl F
1.040%**†	1,691,972	1,692

Total Cash Equivalent
(Cost $1,692) ($ Thousands)		1,692

Total Investments in Securities – 100.0% (Cost $271,158) ($ Thousands)		$269,523

Percentages are based on Net Assets of $269,598 ($ Thousands).
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security.

Cl – Class

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$267,831	$–	$267,831
Cash Equivalent	1,692	–	–	1,692

Total Investments in Securities	$1,692	$267,831	$–	$269,523

For the period ended December 31, 2017, there were no transfers between Level 1 into Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Value 12/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$570	$4,857	$(3,735)	$1,692	$1

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 96.2%
Consumer Discretionary – 11.8%
Advance Auto Parts	2,494	$249
Amazon.com, Cl A *	13,936	16,298
Autozone *	1,025	729
Best Buy	8,978	615
BorgWarner	6,601	337
CarMax *	6,256	401
Carnival	14,180	941
CBS, Cl B	12,982	766
Charter Communications, Cl A *	6,800	2,285
Chipotle Mexican Grill, Cl A *	923	267
Comcast, Cl A	164,080	6,571
Darden Restaurants	4,234	407
Aptiv PLC *	9,341	792
Discovery Communications, Cl A *	5,229	117
Discovery Communications, Cl C *	7,693	163
DISH Network, Cl A *	7,700	368
Dollar General	9,173	853
Dollar Tree *	8,185	878
DR Horton	12,086	617
Expedia	4,215	505
Foot Locker, Cl A	4,500	211
Ford Motor	134,776	1,683
Gap	7,698	262
Garmin	4,004	239
General Motors	45,477	1,864
Genuine Parts	5,004	475
Goodyear Tire & Rubber	8,516	275
H&R Block	7,410	194
Hanesbrands	12,167	254
Harley-Davidson, Cl A	5,855	298
Hasbro	3,798	345
Hilton Worldwide Holdings	7,000	559
Home Depot	41,082	7,786
Interpublic Group	13,297	268
Kohl’s	5,727	311
L Brands	8,908	537
Leggett & Platt	4,465	213
Lennar, Cl A	7,074	447
LKQ *	11,100	452
Lowe’s	29,245	2,718
Macy’s	9,930	250
Marriott International, Cl A	10,951	1,486
Mattel	11,299	174
McDonald’s	28,107	4,838
MGM Mirage	18,300	611
Michael Kors Holdings *	5,628	354
Mohawk Industries *	2,158	595
NetFlix *	15,120	2,902
Newell Brands, Cl B	17,213	532
News	12,630	205
News, Cl B	5,000	83

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nike, Cl B	45,938	$2,873
Nordstrom	4,266	202
Norwegian Cruise Line Holdings *	6,100	325
Omnicom Group	7,969	580
O’Reilly Automotive *	3,112	749
Priceline Group *	1,709	2,970
PulteGroup	9,743	324
PVH	2,720	373
Ralph Lauren, Cl A	1,860	193
Ross Stores	13,649	1,095
Royal Caribbean Cruises	6,010	717
Scripps Networks Interactive, Cl A	3,394	290
Signet Jewelers	2,113	120
Starbucks	50,457	2,898
Tapestry	9,734	431
Target, Cl A	18,884	1,232
Tiffany	3,798	395
Time Warner	27,123	2,481
TJX	22,038	1,685
Tractor Supply	4,446	332
TripAdvisor *	3,697	127
Twenty-First Century Fox, Cl A	36,662	1,266
Twenty-First Century Fox, Cl B	14,900	508
Ulta Beauty *	2,000	447
Under Armour, Cl A *	6,546	95
Under Armour, Cl C *	6,681	89
VF	11,440	847
Viacom, Cl B	11,830	365
Walt Disney	52,681	5,664
Whirlpool	2,509	423
Wyndham Worldwide	3,519	408
Wynn Resorts	2,817	475
Yum! Brands	12,097	987

		97,546

Consumer Staples – 7.9%
Altria Group	66,669	4,761
Archer-Daniels-Midland	19,741	791
Brown-Forman, Cl B	7,028	483
Campbell Soup	6,772	326
Church & Dwight	8,700	436
Clorox	4,422	658
Coca-Cola	133,882	6,143
Colgate-Palmolive	30,648	2,312
Conagra Brands	14,692	553
Constellation Brands, Cl A	5,970	1,365
Costco Wholesale	15,176	2,825
Coty, Cl A	16,549	329
CVS Health	35,599	2,581
Dr Pepper Snapple Group	6,389	620
Estee Lauder, Cl A	7,844	998
General Mills	19,841	1,176

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hershey	4,986	$566
Hormel Foods	9,516	346
JM Smucker	3,904	485
Kellogg	8,694	591
Kimberly-Clark	12,177	1,469
Kraft Heinz	20,800	1,617
Kroger	30,748	844
McCormick	4,014	409
Molson Coors Brewing, Cl B	6,324	519
Mondelez International, Cl A	52,553	2,249
Monster Beverage *	14,565	922
PepsiCo	49,840	5,977
Philip Morris International	53,937	5,698
Procter & Gamble	88,909	8,169
Sysco, Cl A	16,643	1,011
Tyson Foods, Cl A	10,175	825
Walgreens Boots Alliance	30,207	2,194
Wal-Mart Stores	51,076	5,044

		65,292

Energy – 5.8%
Anadarko Petroleum, Cl A	19,593	1,051
Andeavor	5,103	583
Apache	13,501	570
Baker Hughes a GE	14,915	472
Cabot Oil & Gas	15,798	452
Chesapeake Energy *	27,402	109
Chevron	66,026	8,266
Cimarex Energy	3,449	421
Concho Resources *	5,100	766
ConocoPhillips	42,286	2,321
Devon Energy	18,326	759
EOG Resources	20,027	2,161
EQT	8,105	461
ExxonMobil	147,600	12,345
Halliburton	29,942	1,463
Helmerich & Payne	3,743	242
Hess	9,274	440
Kinder Morgan	66,014	1,193
Marathon Oil	30,392	515
Marathon Petroleum	17,737	1,170
National Oilwell Varco, Cl A	13,230	477
Newfield Exploration *	6,373	201
Noble Energy	17,237	502
Occidental Petroleum	26,800	1,974
Oneok	13,154	703
Phillips 66	14,899	1,507
Pioneer Natural Resources	5,892	1,018
Range Resources	8,487	145
Schlumberger, Cl A	48,137	3,244
TechnipFMC	15,713	492
Valero Energy	15,197	1,397

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Williams	28,946	$883

		48,303

Financials – 14.1%
Affiliated Managers Group	1,929	396
Aflac	13,809	1,212
Allstate	12,612	1,321
American Express	25,613	2,544
American International Group	31,305	1,865
Ameriprise Financial	5,317	901
Aon	8,909	1,194
Arthur J. Gallagher	6,000	380
Assurant	1,782	180
Bank of America	338,645	9,997
Bank of New York Mellon	36,243	1,952
BB&T	27,956	1,390
Berkshire Hathaway, Cl B *	67,030	13,287
BlackRock	4,315	2,217
Brighthouse Financial *	3,292	193
Capital One Financial	16,915	1,684
CBOE Holdings	4,000	498
Charles Schwab	41,535	2,134
Chubb	16,266	2,377
Cincinnati Financial	5,193	389
Citigroup	92,245	6,864
Citizens Financial Group	17,600	739
CME Group	11,848	1,730
Comerica	5,973	518
Discover Financial Services	12,846	988
E*Trade Financial *	9,370	464
Everest Re Group	1,400	310
Fifth Third Bancorp	25,451	772
Franklin Resources	11,536	500
Goldman Sachs Group	12,221	3,113
Hartford Financial Services Group	12,361	696
Huntington Bancshares	37,447	545
Intercontinental Exchange	20,280	1,431
Invesco	13,712	501
JPMorgan Chase	121,117	12,952
KeyCorp	37,152	749
Leucadia National	10,640	282
Lincoln National	7,609	585
Loews	9,489	475
M&T Bank	5,308	908
Marsh & McLennan	18,017	1,466
MetLife	36,912	1,866
Moody’s	5,804	857
Morgan Stanley	49,217	2,582
Nasdaq, Cl A	3,987	306
Navient	10,409	139
Northern Trust	7,471	746
People’s United Financial	11,889	222

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PNC Financial Services Group	16,797	$2,424
Principal Financial Group, Cl A	9,533	673
Progressive	20,521	1,156
Prudential Financial	14,977	1,722
Raymond James Financial	4,300	384
Regions Financial	42,360	732
S&P Global	8,878	1,504
SunTrust Banks	16,639	1,075
Synchrony Financial	25,601	988
T. Rowe Price Group	8,440	886
Torchmark, Cl A	3,635	330
Travelers	9,652	1,309
Unum Group	7,663	421
US Bancorp	55,102	2,952
Wells Fargo	155,633	9,442
Willis Towers Watson	4,747	715
XL Group	8,914	313
Zions Bancorporation	6,937	353

		116,796

Health Care – 13.3%
Abbott Laboratories	60,424	3,448
AbbVie	55,425	5,360
Aetna, Cl A	11,516	2,077
Agilent Technologies	11,085	742
Alexion Pharmaceuticals *	7,908	946
Align Technology *	2,500	555
Allergan	11,680	1,911
AmerisourceBergen, Cl A	5,554	510
Amgen, Cl A	25,363	4,411
Anthem	9,138	2,056
Baxter International	17,492	1,131
Becton Dickinson	9,120	1,952
Biogen *	7,350	2,341
Boston Scientific *	47,492	1,177
Bristol-Myers Squibb	57,038	3,495
Cardinal Health	11,003	674
Celgene, Cl A *	27,094	2,828
Centene *	6,100	615
Cerner *	11,012	742
Cigna	8,710	1,769
Cooper, Cl A	1,700	370
Danaher, Cl A	21,291	1,976
DaVita *	5,357	387
DENTSPLY SIRONA	8,171	538
Edwards Lifesciences, Cl A *	7,372	831
Eli Lilly	33,513	2,831
Envision Healthcare *	3,836	133
Express Scripts Holding *	20,132	1,503
Gilead Sciences	45,613	3,268
HCA Healthcare *	10,143	891
Henry Schein *	5,444	380

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hologic *	9,500	$406
Humana	4,990	1,238
Idexx Laboratories *	3,100	485
Illumina *	5,000	1,092
Incyte *	5,800	549
Intuitive Surgical *	3,938	1,437
IQVIA Holdings *	5,400	529
Johnson & Johnson	93,744	13,098
Laboratory Corp of America Holdings *	3,617	577
McKesson	7,237	1,129
Medtronic	46,941	3,790
Merck	95,466	5,372
Mettler Toledo International *	900	558
Mylan *	18,926	801
Patterson	2,462	89
PerkinElmer	3,969	290
Perrigo	4,776	416
Pfizer	208,057	7,536
Quest Diagnostics	4,578	451
Regeneron Pharmaceuticals *	2,715	1,021
ResMed	4,800	407
Stryker	11,176	1,731
Thermo Fisher Scientific	14,011	2,660
UnitedHealth Group	33,811	7,454
Universal Health Services, Cl B	3,042	345
Varian Medical Systems *	3,265	363
Vertex Pharmaceuticals *	8,758	1,312
Waters *	2,720	525
Zimmer Biomet Holdings	6,953	839
Zoetis, Cl A	16,873	1,216

		109,564

Industrials – 9.9%
3M	20,726	4,878
Acuity Brands	1,500	264
Alaska Air Group	4,200	309
Allegion	3,194	254
American Airlines Group	15,225	792
Ametek	7,864	570
AO Smith	4,900	300
Arconic	14,092	384
Boeing	19,409	5,724
C.H. Robinson Worldwide	4,987	444
Caterpillar, Cl A	20,645	3,253
Cintas	3,052	476
CSX	31,588	1,738
Cummins	5,463	965
Deere	11,113	1,739
Delta Air Lines, Cl A	23,222	1,300
Dover	5,246	530
Eaton	15,439	1,220
Emerson Electric	22,126	1,542

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equifax	4,076	$481
Expeditors International of Washington	6,108	395
Fastenal, Cl A	9,922	543
FedEx	8,569	2,138
Flowserve	4,554	192
Fluor	4,592	237
Fortive	10,395	752
Fortune Brands Home & Security	5,300	363
General Dynamics	9,665	1,966
General Electric	302,093	5,271
Harris	4,227	599
Honeywell International	26,652	4,087
IHS Markit *	12,900	582
Illinois Tool Works	10,831	1,807
Ingersoll-Rand	8,903	794
Jacobs Engineering Group	4,421	292
JB Hunt Transport Services	2,845	327
Johnson Controls International	32,238	1,229
Kansas City Southern	3,563	375
L3 Technologies	2,819	558
Lockheed Martin	8,693	2,791
Masco	10,723	471
Nielsen Holdings	11,980	436
Norfolk Southern	10,102	1,464
Northrop Grumman	6,061	1,860
PACCAR	12,119	861
Parker-Hannifin, Cl A	4,552	908
Pentair	5,677	401
Quanta Services *	5,282	207
Raytheon	10,199	1,916
Republic Services	7,762	525
Robert Half International	4,159	231
Rockwell Automation	4,535	890
Rockwell Collins	5,530	750
Roper Technologies	3,514	910
Snap-on	1,955	341
Southwest Airlines, Cl A	19,233	1,259
Stanley Black & Decker	5,411	918
Stericycle, Cl A *	2,826	192
Textron	9,137	517
TransDigm Group	1,700	467
Union Pacific	27,819	3,731
United Continental Holdings *	9,200	620
United Parcel Service, Cl B	23,911	2,849
United Rentals *	2,999	516
United Technologies	25,732	3,283
Verisk Analytics, Cl A *	5,500	528
Waste Management	14,082	1,215
WW Grainger	1,947	460
Xylem	6,448	440

		81,627

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Information Technology – 22.9%
Accenture, Cl A	21,648	$3,314
Activision Blizzard	26,200	1,659
Adobe Systems *	17,064	2,990
Advanced Micro Devices *	27,000	278
Akamai Technologies *	5,774	376
Alliance Data Systems	1,746	443
Alphabet, Cl A *	10,369	10,923
Alphabet, Cl C *	10,493	10,980
Amphenol, Cl A	10,720	941
Analog Devices	12,792	1,139
Ansys *	3,000	443
Apple	179,230	30,331
Applied Materials	36,971	1,890
Autodesk, Cl A *	7,705	808
Automatic Data Processing	15,342	1,798
Broadcom	14,175	3,642
CA	10,733	357
Cadence Design Systems *	10,100	422
Cisco Systems	174,372	6,678
Citrix Systems *	4,826	425
Cognizant Technology Solutions, Cl A	20,577	1,461
Corning, Cl B	31,871	1,020
CSRA	6,066	181
DXC Technology	9,976	947
eBay *	34,247	1,292
Electronic Arts *	10,628	1,117
F5 Networks, Cl A *	2,191	288
Facebook, Cl A *	83,271	14,694
Fidelity National Information Services, Cl B	11,553	1,087
Fiserv, Cl A *	7,282	955
Flir Systems	4,892	228
Gartner *	3,300	406
Global Payments	5,147	516
Hewlett Packard Enterprise	57,910	832
HP	58,710	1,233
Intel	163,797	7,561
International Business Machines	30,168	4,628
Intuit	8,385	1,323
Juniper Networks	13,433	383
KLA-Tencor	5,449	573
Lam Research	5,620	1,034
Mastercard, Cl A	32,482	4,916
Microchip Technology	8,137	715
Micron Technology *	40,271	1,656
Microsoft	269,296	23,036
Motorola Solutions	5,502	497
NetApp	9,628	533
Nvidia	20,948	4,053
Oracle, Cl B	106,333	5,027
Paychex	11,200	762
PayPal Holdings *	39,185	2,885

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Qorvo *	4,305	$287
Qualcomm	51,668	3,308
Red Hat *	6,260	752
salesforce.com *	23,672	2,420
Seagate Technology	10,043	420
Skyworks Solutions	6,307	599
Symantec, Cl A	21,508	604
Synopsys *	5,200	443
TE Connectivity	12,403	1,179
Texas Instruments	34,311	3,583
Total System Services	5,967	472
VeriSign *	3,078	352
Visa, Cl A	63,732	7,267
Western Digital	10,338	822
Western Union	15,577	296
Xerox	7,289	212
Xilinx	8,787	592

		189,284

Materials – 2.9%
Air Products & Chemicals	7,561	1,241
Albemarle	3,800	486
Avery Dennison	3,076	353
Ball	12,112	458
CF Industries Holdings	8,137	346
DowDuPont	81,375	5,796
Eastman Chemical	4,998	463
Ecolab	8,954	1,202
FMC	4,749	450
Freeport-McMoRan, Cl B *	45,962	871
International Flavors & Fragrances	2,715	414
International Paper	14,273	827
LyondellBasell Industries, Cl A	11,343	1,251
Martin Marietta Materials, Cl A	2,165	479
Monsanto	15,328	1,790
Mosaic	11,810	303
Newmont Mining	18,904	709
Nucor	11,048	702
Packaging Corp of America	3,200	386
PPG Industries	8,870	1,036
Praxair	10,033	1,552
Sealed Air	6,058	299
Sherwin-Williams, Cl A	2,913	1,195
Vulcan Materials	4,630	594
WestRock	8,692	549

		23,752

Real Estate – 2.8%
Alexandria Real Estate Equities ‡	3,400	444
American Tower, Cl A ‡	14,916	2,128
Apartment Investment & Management, Cl A ‡	5,343	234
AvalonBay Communities ‡	4,722	842

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Boston Properties ‡	5,308	$690
CBRE Group, Cl A *	10,525	456
Crown Castle International ‡	14,128	1,568
Digital Realty Trust, Cl A ‡	7,200	820
Duke Realty ‡	11,900	324
Equinix ‡	2,759	1,250
Equity Residential ‡	12,633	806
Essex Property Trust ‡	2,260	545
Extra Space Storage ‡	4,300	376
Federal Realty Investment Trust ‡	2,400	319
GGP ‡	22,297	522
HCP ‡	15,730	410
Host Hotels & Resorts ‡	24,912	494
Iron Mountain ‡	9,476	358
Kimco Realty ‡	14,296	259
Macerich ‡	3,565	234
Mid-America Apartment Communities ‡	3,900	392
ProLogis ‡	18,571	1,198
Public Storage ‡	5,200	1,087
Realty Income ‡	9,518	543
Regency Centers ‡	4,900	339
SBA Communications, Cl A *‡	4,100	670
Simon Property Group ‡	10,858	1,865
SL Green Realty ‡	3,415	345
UDR ‡	8,900	343
Ventas ‡	12,610	757
Vornado Realty Trust ‡	6,131	479
Welltower ‡	12,707	810
Weyerhaeuser ‡	26,060	919

		22,826

Telecommunication Services – 2.0%
AT&T	214,003	8,320
CenturyLink	33,857	565
Verizon Communications	141,698	7,500

		16,385

Utilities – 2.8%
AES	22,612	245
Alliant Energy	7,800	332
Ameren	8,644	510
American Electric Power	16,929	1,245
American Water Works	6,100	558
Centerpoint Energy	14,417	409
CMS Energy	10,013	474
Consolidated Edison	10,878	924
Dominion Energy	22,304	1,808
DTE Energy	6,341	694
Duke Energy	24,298	2,044
Edison International	11,390	720
Entergy	6,077	495
Eversource Energy	10,844	685

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exelon	33,490	$1,320
FirstEnergy	14,921	457
NextEra Energy	16,198	2,530
NiSource	11,013	283
NRG Energy	10,564	301
PG&E	17,593	789
Pinnacle West Capital	3,794	323
PPL	24,039	744
Public Service Enterprise Group	17,357	894

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SCANA	4,880	$194
Sempra Energy	8,868	948
Southern	34,682	1,668
WEC Energy Group	10,937	726
Xcel Energy	17,746	854

		23,174

Total Common Stock (Cost $617,050) ($ Thousands)		794,549

Total Investments in Securities – 96.2% (Cost $617,050) ($ Thousands)		$794,549

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
CAC40 10 Euro Index	520	Jan-2018	$33,047	$33,160	$(464)
DAX Index	85	Mar-2018	32,733	32,942	(547)
DJ Euro Stoxx 50 Index	787	Mar-2018	33,244	33,010	(806)
S&P 500 Index E-MINI	(1,136)	Mar-2018	(150,217)	(151,997)	(1,780)
TOPIX Index	514	Mar-2018	81,476	82,906	1,340

			$30,283	$30,021	$(2,257)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2017 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	01/09/18	SGD	743	USD	548	(8)
Bank of America	01/09/18	EUR	2,140	USD	2,501	(71)
Bank of America	01/09/18	USD	40,500	SAR	151,874	(3)
Bank of America	01/09/18 - 04/10/18	USD	242,036	INR	15,818,666	4,679
Bank of America	01/09/18 - 01/09/19	SAR	307,857	USD	81,601	(382)
Bank of America	01/09/18	INR	7,819,730	USD	122,097	(352)
Bank of Montreal	01/09/18	SGD	937	USD	688	(13)
Bank of Montreal	01/09/18	JPY	614,025	USD	5,516	62
Barclays PLC	01/09/18	SGD	276	USD	205	(2)
Citigroup	01/09/18	USD	6,801	EUR	5,749	106
Citigroup	01/09/18	USD	13,927	JPY	1,585,456	154
Citigroup	04/10/18	EUR	3,749	USD	4,494	(35)
Citigroup	04/10/18	JPY	222,456	USD	1,977	(9)
Credit Suisse First Boston	01/09/18	EUR	2,798	USD	3,326	(35)
Goldman Sachs	01/09/18	EUR	2,125	USD	2,520	(33)
Goldman Sachs	01/09/18	JPY	489,635	USD	4,378	29
JPMorgan Chase Bank	01/09/18	USD	1,568	EUR	1,314	11
Morgan Stanley	01/09/18	USD	20,391	TWD	607,251	65
Morgan Stanley	01/09/18	JPY	481,796	USD	4,261	(18)
Morgan Stanley	01/09/18 - 04/10/18	TWD	1,226,515	USD	41,151	(447)

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Dynamic Asset Allocation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Societe Generale	04/10/18	USD	1,123	EUR	929	(1)
Societe Generale	04/10/18	JPY	183,576	USD	1,638	(1)
Standard Chartered	01/09/18	USD	83,356	KRW	89,242,360	57
Standard Chartered	01/09/18 -04/10/18	KRW	178,295,154	USD	161,760	(5,084)
UBS	01/09/18	USD	20,393	SGD	27,279	25
UBS	01/09/18 -04/10/18	SGD	52,602	USD	39,130	(278)
Westpac Banking	04/10/18	SGD	537	USD	402	–

						$(1,584)

A list of open OTC swap agreements held by the Fund at December 31, 2017, is as follows:

			Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Russell 1000 Growth	INDEX RETURN	3M USD-LIBOR+25BPS	Quarterly	09/18/2018	USD	81,171	$737	$–	$792
Morgan Stanley	Russell 1000 Value	3M USD-LIBOR+30BPS	INDEX RETURN	Quarterly	09/18/2018	USD	(79,042)	(55)	–	(110)

								$682	$–	$682

Percentages are based on Net Assets of $825,829 ($ Thousands).
*	Non-income producing security.

‡	Real Estate Investment Trust.

BPS – Basis Points

Cl – Class

DJ – Dow Jones

EUR – Euro

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

LIBOR – London Interbank Offered Rate

S&P – Standard & Poor’s

SAR – Saudi Riyal

SGD – Singapore Dollar

TOPIX – Tokyo Stock Price Index

TWD – Taiwan Dollar

USD – United States Dollar

The following is a list of the levels of inputs used as of December 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$794,549	$–	$–	$794,549

Total Investments in Securities	$794,549	$–	$–	$794,549

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,340	$—	$—	$1,340
Unrealized Depreciation	(3,597)	—	—	(3,597)
Forwards Contracts *
Unrealized Appreciation	—	5,188	—	5,188
Unrealized Depreciation	—	(6,772)	—	(6,772)
OTC Swaps *
Total Return Swaps
Unrealized Appreciation	—	792	—	792
Unrealized Depreciation	—	(110)	—	(110)

Total Other Financial Instruments	$(2,257)	$(902)	$—	$(3,159)

*Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 38.2%

Consumer Discretionary – 10.6%
Adient PLC	22,430	$1,765
Amazon.com Inc, Cl A *	349	408
Best Buy	2,146	147
Bloomin’ Brands Inc	36,120	771
Caesars Entertainment *	96,889	1,226
Churchill Downs Inc	5,578	1,298
Comcast, Cl A	8,815	353
CTS Eventim AG & Co KGaA	1,377	64
Delphi Technologies PLC	48,208	2,529
DeNA Co Ltd	61,840	1,275
Dollarama Inc	4,100	514
Eldorado Resorts Inc *	30,549	1,013
Extended Stay America Inc	168,023	3,192
Fast Retailing Co Ltd	1,100	439
Foot Locker, Cl A	6,239	292
Gentex Corp	10,262	215
H&R Block	19,251	505
Hennes & Mauritz AB, Cl B	17,902	370
Hilton Worldwide Holdings	30,047	2,400
Home Depot Inc/The	3,326	630
ILG Inc	3,416	97
Industria de Diseno Textil SA	8,713	304
International Game Technology PLC	16,429	436
John Wiley & Sons Inc, Cl A	2,544	167
Lands’ End Inc *	10,419	204
Lear	2,654	469
Liberty Media Corp-Liberty Formula One,
Cl C *	35,501	1,213
Live Nation Entertainment Inc *	12,479	531
Lowe’s	7,516	699
Madison Square Garden Co/The *	5,873	1,238
Malibu Boats, Cl A *	53,646	1,595
Mediaset Espana Comunicacion SA	42,834	481
Mediaset SpA *	21,701	84
Melco Resorts & Entertainment Ltd ADR	54,102	1,571
Michael Kors Holdings Ltd *	7,972	502
Norwegian Cruise Line Holdings Ltd *	27,047	1,440
Quebecor Inc, Cl B	18,700	354
Ralph Lauren Corp, Cl A	4,011	416
Ross Stores	6,604	530
Scripps Networks Interactive Inc, Cl A	65,850	5,622
Sega Sammy Holdings Inc	30,000	372
Shaw Communications Inc, Cl B	17,300	396
Shimamura Co Ltd	3,000	330
Signet Jewelers Ltd	4,647	263
Sirius XM Holdings Inc	71,021	381
Sotheby’s *	40,000	2,064
Start Today Co Ltd	10,900	331
Tapestry Inc	26,575	1,175
Tile Shop Holdings Inc	23,724	228
Time Warner Inc	73,512	6,724

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TJX Cos Inc/The	5,413	$414
Toho Co Ltd/Tokyo	9,000	312
Tribune Media Co, Cl A	41,320	1,755
Visteon Corp *	7,909	990
Walt Disney	5,200	559
Williams-Sonoma Inc	8,192	424
World Wrestling Entertainment Inc, Cl A	26,100	798
WPP PLC	13,826	251

		55,126

Consumer Staples – 1.6%
Distribuidora Internacional de Alimentacion SA	57,848	299
George Weston Ltd	3,792	330
Hain Celestial Group Inc/The *	27,088	1,148
Japan Tobacco Inc	10,800	348
Jeronimo Martins SGPS SA	26,653	518
Kao Corp	5,900	399
Kirin Holdings Co Ltd	16,400	413
Lancaster Colony Corp	2,442	316
Lion Corp	27,800	527
Marine Harvest ASA	21,871	372
Nestle SA	7,034	605
Philip Morris International	5,298	560
Pola Orbis Holdings Inc	15,000	527
Saputo Inc	11,800	425
Seven & i Holdings Co Ltd	8,900	370
Spectrum Brands Holdings Inc	2,941	331
Suntory Beverage & Food Ltd	5,300	236
Swedish Match AB	9,224	364
Unicharm Corp	15,500	403

		8,491

Energy – 1.1%
Anadarko Petroleum, Cl A	7,396	397
Apache Corp	9,203	389
Exxon Mobil	6,102	510
Galp Energia SGPS SA	21,158	389
Husky Energy Inc *	38,100	540
Imperial Oil Ltd	12,600	394
Marathon Oil Corp	26,020	440
Neste Oyj	9,610	616
Newfield Exploration Co *	13,280	419
NexGen Energy Ltd *	177,428	455
Royal Dutch Shell PLC, Cl A	4,751	158
Seven Generations Energy Ltd, Cl Common Subscription Receipt *	1,521	22
Statoil ASA	3,933	84
Suncor Energy Inc	11,500	424
Valero Energy	5,660	520

		5,757

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Financials – 1.9%
AGNC Investment Corp ‡	17,874	$361
Bank of Montreal	900	72
Bankia SA	26,379	126
Comerica Inc	14,645	1,271
Evercore, Cl A	1,970	177
Federated Investors Inc, Cl B	11,430	412
FGL Holdings *	54,114	545
Hang Seng Bank Ltd	17,300	429
Hong Kong Exchanges & Clearing Ltd	300	9
Japan Post Bank Co Ltd	29,300	382
Japan Post Holdings Co Ltd	19,000	218
Lazard, Cl A	8,358	439
Loblaw Cos Ltd	600	33
MetLife	6,912	350
Northern Trust Corp	4,115	411
Partners Group Holding AG	533	365
Starwood Property Trust ‡	16,508	352
State Street	6,091	595
US Bancorp	6,700	359
Zions Bancorporation	60,784	3,090

		9,996

Health Care – 4.0%
Aetna, Cl A	19,321	3,485
Akorn Inc *	61,280	1,975
Astellas Pharma Inc	39,400	503
AstraZeneca PLC ADR	2,878	100
Becton Dickinson	2,051	439
Bioverativ Inc *	6,543	353
Bruker Corp	9,557	328
Celgene, Cl A *	3,505	366
DaVita Inc *	6,460	467
Envision Healthcare Corp *	810	28
Exelixis Inc *	19,387	589
Gilead Sciences	4,799	344
GN Store Nord A/S	8,472	274
HCA Healthcare	4,690	412
Hoya Corp	10,200	510
Hydropothecary Corp/The *	189,027	617
ICON PLC *	4,611	517
Indivior PLC	32,652	180
Jazz Pharmaceuticals PLC *	2,677	360
Mallinckrodt *	11,180	252
Masimo Corp *	4,234	359
Mettler-Toledo International Inc *	864	535
Molina Healthcare Inc *	5,469	419
Novo Nordisk A/S, Cl B	11,364	613
Perrigo Co PLC	4,723	412
PRA Health Sciences *	3,863	352
Quest Diagnostics Inc	3,812	375
Regeneron Pharmaceuticals Inc *	20	8

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Roche Holding AG	1,347	$341
Taro Pharmaceutical Industries Ltd *	4,107	430
United Therapeutics *	4,421	654
Valeant Pharmaceuticals International Inc *	25,895	542
Varex Imaging Corp *	63,249	2,541
Varian Medical Systems Inc *	1,704	189
Vertex Pharmaceuticals Inc *	3,003	450
Waters Corp *	1,196	231
WellCare Health Plans Inc *	2,031	408

		20,958

Industrials – 6.0%
Aena SME SA (A)	12,150	2,466
Allison Transmission Holdings Inc	8,486	365
Builders FirstSource Inc *	143,680	3,131
BWX Technologies Inc, Cl W	40,225	2,433
CAE Inc	17,643	329
Casella Waste Systems Inc, Cl A *	31,470	724
Central Japan Railway Co	200	36
Civeo Corp *	35,847	98
Copart Inc *	4,367	189
Delta Air Lines, Cl A	66,583	3,729
General Dynamics Corp	333	68
Graco Inc	10,104	457
HD Supply Holdings Inc *	9,588	384
Herc Holdings Inc *	23,299	1,459
Insteel Industries Inc	5,775	164
ISS A/S	9,067	351
Jacobs Engineering Group Inc	7,067	466
Japan Airlines Co Ltd	500	20
Jardine Strategic Holdings Ltd	7,000	277
KBR Inc	45,154	895
Kennametal	28,280	1,369
Manitowoc Co Inc/The *	13,844	545
ManpowerGroup	1,041	131
MTR Corp Ltd	66,000	387
Northrop Grumman Corp	1,451	445
Robert Half International Inc	10,645	591
Rockwell Collins Inc	20,308	2,754
Rollins Inc	9,833	457
SGS SA, Cl B	153	399
Spirit AeroSystems Holdings, Cl A	4,727	412
Tennant	17,981	1,306
Toro Co/The	5,765	376
United Continental Holdings *	38,720	2,610
Vestas Wind Systems A/S	6,338	438
Waste Management	4,900	423
WSP Global Inc	2,200	105
WW Grainger	2,163	511

		31,300

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Information Technology – 5.9%
Activision Blizzard Inc	12,199	$772
Cadence Design Systems Inc *	10,992	460
Canon Inc	2,500	93
Cars.com Inc *	67,138	1,936
Cavium Inc *	10,766	902
CGI Group Inc, Cl A *	6,800	371
Check Point Software Technologies Ltd *	3,456	358
Cirrus Logic Inc *	3,319	172
Cloudera Inc *	8,948	148
CommerceHub Inc *	14,577	321
Constellation Software Inc/Canada	1,100	669
Cray Inc *	15,939	386
Etsy Inc *	80,931	1,655
Facebook Inc, Cl A *	2,720	480
Fortinet Inc *	9,210	402
Fujitsu Ltd	5,000	36
Instructure Inc *	34,131	1,130
Internap Corp *	35,330	555
Intuit Inc	3,033	479
Jack Henry & Associates Inc	3,766	440
Kakaku.com Inc	29,600	501
Logitech International SA	15,309	517
MACOM Technology Solutions Holdings Inc *	38,161	1,242
Manhattan Associates Inc *	7,769	385
Mastercard Inc, Cl A	1,291	195
Match Group Inc *	43,740	1,369
MAXIMUS	5,195	372
Maxwell Technologies Inc *	11,352	65
MercadoLibre Inc	1,492	469
Methanex Corp	7,100	432
Mixi Inc	9,700	436
MobileIron Inc *	101,098	394
NCR Corp *	11,596	394
NeoPhotonics Corp *	51,768	341
Nintendo Co Ltd ADR	19,582	883
NXP Semiconductors NV *	17,892	2,095
Oclaro Inc *	46,092	311
Otsuka Corp	3,000	230
Park Electrochemical Corp	13,653	268
QUALCOMM	33,880	2,169
Quantenna Communications Inc *	53,918	658
Red Hat Inc *	4,344	522
SCREEN Holdings Co Ltd	400	33
Seagate Technology	12,202	511
Square Enix Holdings Co Ltd	700	33
Teradata Corp *	15,737	605
Tower Semiconductor Ltd *	2,302	78
Ulvac Inc	5,600	353
Vishay Intertechnology	107,947	2,240
VMware Inc, Cl A *	4,837	606

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VTech Holdings Ltd	10,700	$140

		30,612

Materials – 3.5%
AK Steel Holding Corp *	109,764	621
Allegheny Technologies Inc *	105,543	2,548
AptarGroup Inc	4,320	373
Boliden AB	10,494	360
Cleveland-Cliffs Inc *	195,839	1,412
Constellium NV, Cl A *	212,452	2,369
Forterra Inc *	12,040	134
Fortescue Metals Group Ltd	97,731	373
Ingevity *	34,037	2,399
KapStone Paper and Packaging Corp	6,721	152
Louisiana-Pacific Corp *	20,100	528
Monsanto Co	41,087	4,798
Nippon Steel & Sumitomo Metal Corp	10,500	269
Reliance Steel & Aluminum	4,592	394
Sealed Air Corp	3,153	155
United States Steel	17,463	614
West Fraser Timber Co Ltd, Cl O	6,100	378
Worthington Industries Inc	6,641	293

		18,170

Real Estate – 1.0%
Ashford Hospitality Prime Inc ‡	41,433	403
Gaming and Leisure Properties Inc ‡	50,661	1,874
GGP ‡	2,093	49
RLJ Lodging Trust ‡	75,598	1,661
STORE Capital Corp ‡	41,543	1,082
Taisei Corp ‡	1,200	60

		5,129

Telecommunication Services – 1.3%
AT&T	4,466	174
BCE Inc	8,202	394
Bezeq The Israeli Telecommunication Corp Ltd	60,930	92
Elisa OYJ	9,393	369
KDDI Corp	3,200	80
Millicom International Cellular SA	5,265	356
Nippon Telegraph & Telephone Corp	11,500	541
NTT DOCOMO Inc	21,100	498
PCCW Ltd	574,000	333
Rogers Communications Inc, Cl B	7,700	394
Spark New Zealand Ltd	105,507	272
Straight Path Communications Inc *	1,818	331
Swisscom AG	808	430
Telenor ASA	22,045	474
Telia Co AB	71,440	319

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zayo Group Holdings Inc *	41,878	$1,541

		6,598

Utilities – 1.3%
Acciona SA	2,670	218
AGL Energy Ltd	797	15
Ameren	3,605	213
AusNet Services	130,844	185
Calpine *	29,037	439
Canadian Utilities Ltd, Cl A	12,700	379
CenterPoint Energy	12,944	367
Centrica PLC	195,697	363
CK Infrastructure Holdings Ltd	42,000	361
CLP Holdings Ltd, Cl B	56,000	573
Dominion Energy Inc	4,676	379
DTE Energy Co	1,055	115
Dynegy Inc, Cl A *	17,065	202
EDP - Energias de Portugal SA	31,842	110
Endesa SA	14,920	320
Hong Kong & China Gas Co Ltd	203,500	399
Iberdrola SA	45,114	350
MDU Resources Group Inc	14,156	381
National Grid PLC	11,641	138
Power Assets Holdings Ltd	40,500	342
SSE PLC	19,138	342
Tokyo Electric Power Co Holdings Inc *	53,000	210
Vistra Energy *	18,368	336

		6,737

Total Common Stock (Cost $178,811) ($ Thousands)		198,874

REGISTERED INVESTMENT COMPANIES – 30.9%
AQR Managed Futures Strategy HV Fund , Cl I	1,581,822	14,458
ASG Managed Futures Strategy Fund , Cl Y	1,688,825	17,716
BlackRock Global Long/Short Credit Fund , Cl I	4,721,717	48,870
Merger Fund/The , Cl L	3,055,379	48,366
SEI Institutional Managed Trust Long/Short
Alternative Fund , Cl Y †	3,142,922	31,618

Total Registered Investment Companies (Cost $166,426) ($ Thousands)		161,028

	Face Amount (Thousands)

CORPORATE OBLIGATIONS – 4.7%

Consumer Discretionary – 0.8%
Altice
7.625%, 02/15/2025 (A)	$120	115

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Altice Financing
7.500%, 05/15/2026 (A)	$150	$160
Bon-Ton Department Stores
8.000%, 06/15/2021 (B)	315	89
CCO Holdings
5.125%, 05/01/2027 (A)	155	153
Cengage Learning
9.500%, 06/15/2024 (A)	185	167
CSC Holdings
10.875%, 10/15/2025 (A)	105	125
10.125%, 01/15/2023 (A)	25	28
Cumulus Media Holdings
7.750%, 05/01/2019 (B)	115	21
Diamond Resorts International
10.750%, 09/01/2024 (A)	150	161
DISH DBS
5.875%, 11/15/2024	150	146
Guitar Center
9.625%, 04/15/2020 (A)	575	322
Hilton Domestic Operating
4.250%, 09/01/2024	105	106
iHeartCommunications
14.000% cash/14.000% PIK, 02/01/2021	748	58
9.000%, 12/15/2019	115	86
9.000%, 03/01/2021	185	132
Inn of the Mountain Gods Resort & Casino
0.000%, 11/30/2020 (A) (C)	220	200
Jacobs Entertainment
7.875%, 02/01/2024 (A)	95	101
KFC Holding
5.250%, 06/01/2026 (A)	150	158
McClatchy
9.000%, 12/15/2022	150	156
Monitronics International
9.125%, 04/01/2020	405	336
Penn National Gaming
5.625%, 01/15/2027 (A)	165	171
Scientific Games International
7.000%, 01/01/2022 (A)	225	237
SFR Group
7.375%, 05/01/2026 (A)	150	154
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	160	152
Urban One
9.250%, 02/15/2020 (A)	265	249
7.375%, 04/15/2022 (A)	30	30
Ziggo Secured Finance BV
5.500%, 01/15/2027 (A)	155	154

		3,967

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Consumer Staples – 0.1%
New Albertson’s
8.000%, 05/01/2031		$90	$81
7.450%, 08/01/2029		400	352
Rite Aid
7.700%, 02/15/2027		135	115
6.875%, 12/15/2028 (A)		30	23

			571

Energy – 1.7%
Crestwood Midstream Partners
5.750%, 04/01/2025		245	253
Ensco
5.750%, 10/01/2044		165	113
EP PetroEcuador via Noble Sovereign Funding I
7.316%, VAR ICE LIBOR USD 3 Month+5.630%, 09/24/2019		213	218
Jupiter Resources
8.500%, 10/01/2022 (A)		205	127
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)		100	106
MEG Energy
6.500%, 01/15/2025 (A)		165	163
Noble Holding International
8.700%, 04/01/2045		85	68
7.750%, 01/15/2024		155	133
Parker Drilling
6.750%, 07/15/2022		200	164
Petrobras Global Finance BV
8.375%, 05/23/2021		1,325	1,511
6.250%, 03/17/2024		627	665
6.125%, 01/17/2022		1,286	1,365
Petrobras International Finance
5.375%, 01/27/2021		368	383
Petroleos Mexicanos
6.375%, 02/04/2021		549	597
5.375%, 03/13/2022		395	419
5.186%, VAR ICE LIBOR USD 3 Month+3.650%, 03/11/2022		278	305
4.250%, 01/15/2025		330	328
Petroleos Mexicanos MTN
6.875%, 08/04/2026		196	222
3.750%, 02/21/2024	EUR	196	255
1.875%, 04/21/2022		456	562
Rowan
5.850%, 01/15/2044		$435	339
5.400%, 12/01/2042		55	41
Transocean
6.800%, 03/15/2038		290	233
5.800%, 10/15/2022		135	133

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ultra Resources
6.875%, 04/15/2022 (A)		$60	$60
Weatherford International
9.875%, 02/15/2024 (A)		45	48
5.950%, 04/15/2042		130	101

			8,912

Financials – 0.5%
Africa Finance
3.875%, 04/13/2024		622	626
BCD Acquisition
9.625%, 09/15/2023 (A)		140	154
Citigroup Global Markets Holdings MTN (D)
302.302%, 03/15/2018	EGP	11,903	646
300.226%, 03/01/2018		7,475	408
JPMorgan Chase
5.150%, VAR ICE LIBOR USD 3 Month+3.250%, 12/29/2049		$150	155
Navient
7.250%, 09/25/2023		100	106
6.625%, 07/26/2021		10	11
6.500%, 06/15/2022		35	37
Springleaf Finance
7.750%, 10/01/2021		215	236

			2,379

Health Care – 0.2%
Aurora Diagnostics Holdings
12.250%, 01/15/2020		350	322
Centene
4.750%, 01/15/2025		150	153
Envision Healthcare
6.250%, 12/01/2024 (A)		130	134
Kindred Healthcare
6.375%, 04/15/2022		135	137
Tenet Healthcare
8.125%, 04/01/2022		145	148
Valeant Pharmaceuticals International
7.500%, 07/15/2021 (A)		315	320

			1,214

Industrials – 0.4%
AMN Healthcare
5.125%, 10/01/2024 (A)		150	154
Builders FirstSource
5.625%, 09/01/2024 (A)		150	156
Cenveo
8.500%, 09/15/2022 (A)		505	81
6.000%, 08/01/2019 (A)		140	99
Global A&T Electronics
10.000%, 02/01/2019 (A)(B)		450	396

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Prime Security Services Borrower
9.250%, 05/15/2023 (A)		$140	$155
RR Donnelley & Sons
6.000%, 04/01/2024		450	420
Standard Industries
6.000%, 10/15/2025 (A)		65	70
4.750%, 01/15/2028 (A)		95	95
Titan International
6.500%, 11/30/2023 (A)		150	153
Xerium Technologies
9.500%, 08/15/2021		280	284

			2,063

Information Technology – 0.3%
Boxer Parent
9.000% cash/9.75% PIK, 10/15/2019 (A)		150	150
Dell International
8.100%, 07/15/2036 (A)		150	190
7.125%, 06/15/2024 (A)		275	301
Rackspace Hosting
8.625%, 11/15/2024 (A)		290	310
Symantec
5.000%, 04/15/2025 (A)		200	208
Unisys
10.750%, 04/15/2022 (A)		140	156
United Group BV
4.375%, VAR Euribor 3 Month+4.375%, 07/01/2023 (A)	EUR	100	121

			1,436

Materials – 0.4%
Alpha 3 BV
6.250%, 02/01/2025 (A)		$100	102
Big River Steel
7.250%, 09/01/2025 (A)		95	100
CTC BondCo GmbH
5.250%, 12/15/2025 (A)	EUR	105	126
First Quantum Minerals
7.500%, 04/01/2025 (A)		$75	81
7.250%, 04/01/2023 (A)		35	38
7.000%, 02/15/2021 (A)		175	182
Freeport-McMoRan
5.450%, 03/15/2043		265	265
Hexion
6.625%, 04/15/2020		225	202
Mountain Province Diamonds
8.000%, 12/15/2022 (A)		125	124
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)		245	253
Rain CII Carbon
7.250%, 04/01/2025 (A)		360	392

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TPC Group
8.750%, 12/15/2020 (A)		$240	$240

			2,105

Real Estate – 0.0%
Sabra Health Care
5.125%, 08/15/2026		150	152

Telecommunication Services – 0.3%
CenturyLink
6.750%, 12/01/2023		35	34
5.625%, 04/01/2025		280	255
Digicel
6.000%, 04/15/2021 (A)		215	212
Frontier Communications
7.125%, 01/15/2023		145	97
6.875%, 01/15/2025		85	55
GTH Finance BV
6.250%, 04/26/2020		200	210
Intelsat Jackson Holdings
7.250%, 10/15/2020		165	155
Sprint
7.875%, 09/15/2023		220	234
T-Mobile USA
6.375%, 03/01/2025		95	102
Wind Tre
3.125%, 01/20/2025 (A)	EUR	150	175

			1,529

Utilities – 0.0%
NRG Energy
7.250%, 05/15/2026		$155	169

Total Corporate Obligations
(Cost $24,686) ($ Thousands)			24,497

SOVEREIGN DEBT – 3.3%
Argentine Republic Government International
Bond
7.820%, 12/31/2033	EUR	870	1,211
7.820%, 12/31/2033		111	156
5.625%, 01/26/2022		$501	528
3.875%, 01/15/2022	EUR	776	981
3.380%, 03/31/2019 (C)		1,426	1,250
3.380%, 03/31/2019 (C)		228	195
Citigroup Global Markets Holdings MTN
17.418%, 07/19/2018 (D)	EGP	13,444	684
Eastern and Southern African Trade and
Development Bank MTN
5.375%, 03/14/2022		$465	485

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Ecuador Government International Bond
10.750%, 03/28/2022		$263	$307
Egypt Treasury Bills
22.716%, 01/23/2018 (D)	EGP	44,104	2,456
17.750%, 07/17/2018 (D)		13,444	691
15.413%, 10/02/2018 (D)		12,980	644
Iraq International Bond
6.752%, 03/09/2023		$200	205
National Highways Authority of India
7.300%, 05/18/2022	INR	80,000	1,261
Paraguay Government International Bond
4.625%, 01/25/2023		$733	768
Peruvian Government International Bond
5.200%, 09/12/2023	PEN	3,708	1,206
Republic of South Africa Government Bond
10.500%, 12/21/2026	ZAR	13,761	1,242
7.750%, 02/28/2023		10,751	863
Republic of South Africa Government International Bond
5.500%, 03/09/2020		$428	449
Russian Federal Bond - OFZ
7.400%, 12/07/2022	RUB	68,024	1,198
Second Pakistan International Sukuk
6.750%, 12/03/2019		$321	332
Turkey Government International Bond
7.000%, 06/05/2020		170	184

Total Sovereign Debt (Cost $16,452) ($ Thousands)			17,296

LOAN PARTICIPATIONS – 1.9%
84 Lumber, 1st Lien
6.802%, 10/25/2023		144	146
Academy Ltd., Cov-Lite, Term Loan B, 1st Lien
5.569%, VAR LIBOR+4.000%, 07/01/2022		92	73
5.495%, VAR LIBOR+4.000%, 07/01/2022		49	38
Academy Ltd., Term Loan, 1st Lien
5.569%, VAR LIBOR+4.000%, 07/01/2022		23	18
Acosta, (fka Acosta Holdco), Tranche B-1 Loan, 1st Lien
4.600%, 09/26/2021		183	160
Advantage Sales 7/14 Term Loan
4.562%, 07/23/2021		–	–
Advantage Sales, 1st Lien
4.628%, 07/23/2021		–	–
Advantage Sales, 1st Lien Term Loan
4.628%, 07/23/2021		71	69

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Advantage Solutions, Term Loan B, 1st Lien
4.561%, 07/23/2021	$95	$93
AgroFresh, Term Loan, 1st Lien
6.085%, 07/31/2021 (E)	146	144
Air Medical Group Holdings, Term Loan, 1st Lien
4.943%, VAR LIBOR+3.250%, 04/28/2022	146	146
Aricent Technologies (Aricent US), Initial Term Loan, 1st Lien
5.972%, 12/06/2024	70	71
5.972%, 04/14/2021	232	232
BMC Foreign Holding, Cov-Lite, Term Loan B1, 1st Lien
5.100%, VAR LIBOR+4.000%, 09/10/2022	61	61
Brickman Group, Initial Term Loan, 1st Lien
4.491%, 12/18/2020	76	77
4.380%, 12/18/2020	94	94
4.314%, 12/18/2020	–	–
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
4.336%, 10/02/2024	159	159
Calceus Acquisition, Cov-Lite, Term Loan B1, 1st Lien
5.570%, VAR LIBOR+4.000%, 01/31/2020	198	184
Carestream Health, Cov-Lite, Term Loan, 1st Lien
5.693%, VAR LIBOR+4.000%, 06/07/2019	36	36
Cengage Learning, 2016 Refinancing Term Loan, 2nd Lien
5.710%, 06/07/2023	244	232
CenturyLink, Cov-Lite, Term Loan B, 1st Lien
4.319%, VAR Ticking Fee+2.750%, 01/31/2025	164	158
Change Healthcare Holdings, (fka Emdeon), Closing Date Term Loan, 1st Lien
4.319%, 03/01/2024	152	152
Checkers Drive-In, Term Loan, 1st Lien
5.820%, 04/25/2024	120	120
CHS/Community Health Systems, Incremental 2021 Term H Loan, 1st Lien
4.479%, 01/27/2021	126	120
Communications Sales & Leasing, Cov-Lite, Term Loan, 1st Lien
4.569%, VAR LIBOR+3.000%, 10/24/2022	227	219

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Coral-U.S. Co-Borrower, Cov-Lite, Term Loan B3, 1st Lien
5.069%, VAR LIBOR+3.500%, 01/31/2025	$159	$159
Cumulus Media Holdings, Term Loan, 1st Lien
4.820%, VAR LIBOR+3.250%, 12/23/2020	363	311
Digicel, Cov-Lite, Term Loan, 1st Lien
3.750%, VAR LIBOR+3.750%, 05/27/2024	75	75
Diversey, Term Loan, 1st Lien
4.316%, 09/06/2024	340	340
Doncaster PLC, Term Loan
4.833%, 04/09/2020	152	147
Doncasters, Cov-Lite, 1st Lien
4.833%, 04/09/2020	6	6
DTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Limited), 2015-1 Additional Term Loan
4.729%, 11/04/2021	71	70
4.630%, 11/04/2021	44	44
4.583%, 11/04/2021	6	6
Expera, Term Loan, 1st Lien
5.819%, 11/03/2023	68	68
Forterra Finance, Cov-Lite, Term Loan B, 1st Lien
4.569%, VAR LIBOR+3.000%, 10/25/2023	126	117
Gates Global LLC, Initial B-2 Dollar Term Loan
4.693%, 04/01/2024	120	121
Glass Mountain, Term Loan B, 1st Lien
6.160%, 12/13/2024	70	70
Go Daddy Operating Company, LLC (GD Finance Co), Tranche B-1 Term Loan, 1st Lien
3.819%, 02/15/2024	117	117
Harrah’s, Cov-Lite, Term Loan, 1st Lien
4.069%, 10/07/2024	103	103
Hoffmaster Group, Initial Term Loan, 1st Lien
6.193%, VAR LIBOR+4.500%, 11/21/2023	199	200
Horseshoe Baltimore, Cov-Lite, Term Loan B, 1st Lien
5.350%, 07/08/2024	215	217
Intelsat Jackson, Term Loan B, 1st Lien
6.195%, 01/15/2024	85	86
KCA Deutag US Finance, Term Loan B, 1st Lien
7.196%, VAR LIBOR+5.750%, 05/15/2020	63	61
Lantheus, 1st Lien
5.097%, 06/30/2022	90	90

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Leap Legal Software, Term Loan B, 1st Lien
0.303%, 08/29/2022 (E)	$300	$234
Libbey Glass, 1st Lien
4.432%, 04/09/2021	105	100
Lumiileds, Cov-Lite, Term Loan, 1st Lien
6.069%, 06/30/2024	158	159
Mashantucket Pequot, Term Loan A, 1st Lien
5.569%, VAR LIBOR+4.000%, 07/01/2018	120	113
Mashantucket Pequot, Term Loan B, 1st Lien
9.694%, VAR LIBOR+8.125%, 06/30/2020	522	499
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.569%, VAR LIBOR+4.000%, 05/04/2022	154	153
Misys Limited, Dollar Term Loan, 1st Lien
4.979%, VAR LIBOR+3.500%, 06/13/2024	136	136
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.569%, VAR LIBOR+4.000%, 10/13/2023	145	146
Ortho-Clinical Diagnostics, Cov-Lite, Term Loan, 1st Lien
5.443%, VAR LIBOR+3.750%, 06/30/2021	218	218
Patterson Companies, Term Loan B, 1st Lien
6.083%, 08/29/2022	–	–
Patterson Medical, Term Loan, 1st Lien
5.992%, 08/29/2022	227	216
Peak, Term Loan B, 1st Lien
5.193%, 08/01/2024	110	110
Radio One, Term Loan B, 1st Lien
5.700%, VAR LIBOR+4.000%, 04/18/2023	120	118
Red Lobster Management LLC, Initial Term Loan, 1st Lien
6.819%, 07/28/2021 (E)	147	147
Revlon Consumer Products, Term Loan B, 1st Lien
5.069%, VAR LIBOR+3.500%, 09/07/2023	162	120
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term B-1 Loan
5.690%, 07/16/2021	195	140
Sprint Communications, Initial Term Loan, 1st Lien
4.125%, VAR LIBOR+2.500%, 02/02/2024	232	232
Supervalu, Delay Draw, 1st Lien
5.069%, 06/08/2024	60	58

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
SuperValue, Term Loan, 1st Lien
5.069%, 06/08/2024	$100	$97
Switch, Tem Loan, 1st Lien
4.100%, 06/27/2024	135	135
Syniverse Holdings, Term Loan B, 1st Lien
4.569%, VAR LIBOR+3.000%, 04/23/2019	121	119
Syniverse Holdings, Term Loan, 1st Lien
4.569%, VAR LIBOR+3.000%, 04/23/2019	214	210
Team Health Holdings, Initial Term Loan, 1st Lien
4.319%, VAR LIBOR+2.750%, 02/06/2024	230	224
Transdigm, Term Loan, 1st Lien
4.693%, 08/22/2024	108	109
Tronc, Inc. (fka Tribune Publishing Company),
Initial Term Loan, 1st Lien
6.100%, 08/04/2021 (E)	70	70
Ultra Resources, Loan, 1st Lien
4.413%, 04/12/2024	73	73
4.309%, 04/12/2024	24	25
UPC Financing Partnership , Facility AR, 1st Lien
3.977%, 01/15/2026	140	140
Valeant Pharmaceuticals International, Ser F Tranche B Term Loan, 1st Lien
4.940%, VAR LIBOR+4.750%, 04/01/2022	46	47
Virgin Media Bristol LLC, K Facility, 1st Lien
3.977%, 01/30/2026	201	201
Windstream Services, Term Loan B, 1st Lien
5.500%, VAR LIBOR+4.000%, 03/29/2021	74	70

Total Loan Participations (Cost $9,668) ($ Thousands)		9,629

	Shares

PREFERRED STOCK – 0.4%

Financials – 0.4%
FHLMC, 8.375%	108,019	929
FNMA, 8.250%	110,006	968
Total Preferred Stock

(Cost $1,131) ($ Thousands)		1,897

	Face Amount (Thousands)

CONVERTIBLE BONDS – 0.1%
Advanced Micro Devices CV to 125.0031
2.125%, 09/01/2026	30	45

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
Liberty Media CV to 16.7764
3.750%, 02/15/2030	$180	$124
Liberty Media CV to 22.94686
4.000%, 11/15/2029	371	258
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	230	316

Total Convertible Bonds (Cost $692) ($ Thousands)		743

MUNICIPAL BONDS – 0.1%

Puerto Rico – 0.1%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (B)	250	59
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2021 @ 100
5.750%, 07/01/2041 (B)	5	1
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.500%, 07/01/2039 (B)	5	1
5.125%, 07/01/2037 (B)	20	5
Commonwealth of Puerto Rico, Ser C, GO Callable 07/01/2019 @ 100
6.000%, 07/01/2039 (B)	5	1
Government Development Bank for Puerto Rico, RB
5.750%, 08/01/2025 (B)	135	33
Government Development Bank for Puerto Rico, Ser A, RB
4.375%, 02/01/2019 (B)(E)	50	12
Government Development Bank for Puerto Rico, Ser A, RB
5.500%, 08/01/2020 (B)(E)	125	30
Government Development Bank for Puerto Rico, Ser B, RB
5.000%, 12/01/2016 (B)	15	4
5.000%, 12/01/2017 (B)(E)	5	1
4.704%, 05/01/2016 (B)(E)	265	64
Government Development Bank for Puerto Rico, Ser C, RB
5.400%, 08/01/2019 (B)(E)	45	11
Government Development Bank for Puerto Rico, Ser H, RB
4.150%, 08/01/2017 (B)	10	2
Government Development Bank for Puerto Rico, Ser H, RB
5.200%, 08/01/2026 (B)	75	18
5.000%, 08/01/2023 (B)	630	151
4.950%, 08/01/2022 (B)	25	6
4.900%, 08/01/2021 (B)	30	7
4.500%, 08/01/2019 (B)	70	17

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Government Development Bank for Puerto Rico, Ser I, RB
4.350%, 08/01/2018 (B)	$10	$2

		425

Texas – 0.0%
Texas State, Public Finance Authority, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024 (E)	300	313

Total Municipal Bonds (Cost $935) ($ Thousands)		738

ASSET-BACKED SECURITY – 0.0%

Non-Agency Mortgage-Backed Obligations – 0.0%
CHT Mortgage Trust, Ser 2017-CSMO, Cl F
5.121%, VAR LIBOR USD 1 Month+3.741%, 11/15/2036 (A)	175	175

Total Asset-Backed Security (Cost $175) ($ Thousands)		175

	Number of Warrants

WARRANT – 0.0%
Aurora Diagnostics, Expires 01/15/2020 Strike Price *	4,450	–

Total Warrant (Cost $–) ($ Thousands)		–

	Shares

CASH EQUIVALENT – 17.9%
SEI Daily Income Trust, Government Fund, Cl F
1.040%**†	93,140,161	93,140

Total Cash Equivalent (Cost $93,140) ($ Thousands)		93,140

Total Investments in Securities – 97.5% (Cost $492,116) ($ Thousands)		$508,017

COMMON STOCK SOLD SHORT– (20.5)%

Consumer Discretionary – (4.4)%
adidas AG	(3,397)	(682)
Amazon.com Inc, Cl A *	(372)	(435)
AMC Networks Inc, Cl A *	(5,691)	(308)
Bayerische Motoren Werke AG	(667)	(70)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Bloomin’ Brands Inc	(23,733)	$(506)
Camping World Holdings, Cl A	(8,375)	(375)
Charter Communications Inc, Cl A *	(1,548)	(520)
Continental AG	(888)	(240)
Dick’s Sporting Goods Inc	(10,642)	(306)
Discovery Communications, Cl C *	(58,374)	(1,236)
Discovery Communications Inc, Cl A *	(20,438)	(457)
Domino’s Pizza Inc	(6,989)	(1,321)
Dunkin’ Brands Group Inc	(1,446)	(93)
Express Inc *	(28,584)	(290)
Gentex Corp	(26,992)	(565)
Genuine Parts Co	(1,533)	(146)
Home Depot Inc/The	(2,459)	(466)
Las Vegas Sands Corp	(18,205)	(1,265)
LCI Industries	(3,600)	(468)
Lennar Corp, Cl A	(1,034)	(65)
Lennar Corp, Cl B	(20)	(1)
Liberty Broadband Corp, Cl C *	(6,137)	(523)
Live Nation Entertainment Inc *	(10,462)	(445)
Mattel Inc	(26,352)	(405)
McDonald’s Corp	(2,717)	(468)
MGM Resorts International	(7,362)	(246)
MSG Networks Inc *	(15,342)	(311)
Netflix Inc *	(6,343)	(1,218)
Newell Brands Inc, Cl B	(9,067)	(280)
Papa John’s International Inc, Cl A	(10,850)	(609)
Polaris Industries Inc	(4,104)	(509)
Renault SA	(4,105)	(414)
Schibsted ASA, Cl A	(12,015)	(345)
SEB SA	(2,181)	(404)
Sinclair Broadcast Group Inc, Cl A	(9,546)	(361)
Sleep Number Corp *	(38,763)	(1,457)
Sotheby’s *	(3,818)	(197)
Tesla Inc *	(1,595)	(497)
TJX Cos Inc/The	(10,172)	(778)
Toyota Industries Corp	(6,100)	(392)
Toyota Motor Corp	(5,700)	(365)
Universal Electronics Inc *	(1,450)	(68)
Vail Resorts Inc	(1,800)	(382)
Viacom, Cl B	(14,293)	(440)
Williams-Sonoma Inc	(16,539)	(855)
Wynn Resorts Ltd	(3,317)	(559)
Yoox Net-A-Porter Group SpA, Cl A *	(9,971)	(349)

		(22,692)

Consumer Staples – (1.8)%
Anheuser-Busch InBev SA/NV	(127)	(14)
Costco Wholesale Corp	(2,303)	(429)
Coty Inc, Cl A	(25,500)	(507)
CVS Health	(34,104)	(2,473)
Davide Campari-Milano SpA	(51,374)	(398)

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Energizer Holdings Inc	(35,736)	$(1,715)
Flowers Foods Inc	(15,201)	(293)
General Mills Inc	(6,175)	(366)
Pilgrim’s Pride *	(11,710)	(364)
Remy Cointreau SA	(1,697)	(235)
Sanderson Farms Inc	(8,072)	(1,120)
Wal-Mart Stores	(13,731)	(1,356)

		(9,270)

Energy – (0.8)%
BP PLC ADR	(24)	(1)
Centennial Resource Development Inc/DE,
Cl A *	(20,731)	(411)
Cheniere Energy Inc *	(11,918)	(642)
Oasis Petroleum Inc *	(24,886)	(209)
Parsley Energy Inc, Cl A *	(17,334)	(510)
Patterson-UTI Energy	(23,664)	(545)
Targa Resources Corp	(5,894)	(285)
Tenaris SA ADR	(12,683)	(404)
US Silica Holdings Inc	(8,206)	(267)
Weatherford International PLC *	(96,598)	(403)
WPX Energy *	(32,580)	(458)

		(4,135)

Financials – (1.2)%
Australia & New Zealand Banking Group Ltd	(17,488)	(393)
Banco BPM SpA *	(122,925)	(387)
BNP Paribas SA	(241)	(18)
Commonwealth Bank of Australia	(1,974)	(124)
Credit Acceptance Corp, Cl A *	(5,100)	(1,650)
Credit Suisse Group AG	(13,301)	(237)
Deutsche Bank AG	(22,172)	(423)
FactSet Research Systems Inc	(2,583)	(498)
Federated Investors Inc, Cl B	(6,054)	(218)
Fukuoka Financial Group Inc	(66,000)	(371)
Home BancShares Inc/AR	(12,421)	(289)
Macquarie Group Ltd	(5,048)	(393)
National Australia Bank Ltd	(11,807)	(273)
Signature Bank/New York NY, Cl B *	(2,904)	(399)
Svenska Handelsbanken AB, Cl A	(4,035)	(55)
Trisura Group Ltd *	(14)	—
UniCredit SpA	(21,964)	(411)

		(6,139)

Health Care – (1.6)%
Agios Pharmaceuticals Inc *	(5,509)	(315)
Alnylam Pharmaceuticals Inc *	(3,557)	(452)
Amgen, Cl A	(2,150)	(374)
Becton Dickinson	(2,043)	(437)
Bluebird Bio Inc *	(2,804)	(499)
Blueprint Medicines Corp *	(1,902)	(143)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Bristol-Myers Squibb Co	(5,291)	$(324)
Clovis Oncology Inc *	(4,621)	(314)
Cotiviti Holdings Inc *	(9,823)	(316)
Envision Healthcare Corp *	(8,325)	(288)
Grifols SA	(965)	(28)
ICU Medical Inc *	(2,236)	(483)
Insulet Corp *	(1,390)	(96)
Johnson & Johnson	(2,720)	(380)
Juno Therapeutics Inc *	(6,058)	(277)
M3 Inc	(5,300)	(187)
Merck	(5,674)	(319)
Nektar Therapeutics, Cl A *	(9,342)	(558)
Neurocrine Biosciences Inc *	(7,870)	(611)
Penumbra Inc *	(3,326)	(313)
PeptiDream Inc *	(12,300)	(422)
Puma Biotechnology Inc *	(3,510)	(347)
Sage Therapeutics Inc *	(819)	(135)
Sanofi	(3,794)	(327)
Sarepta Therapeutics Inc *	(6,844)	(381)
Ultragenyx Pharmaceutical Inc *	(4,106)	(191)

		(8,517)

Industrials – (2.3)%
3M	(1,983)	(467)
Airbus SE	(5,747)	(573)
AMERCO	(816)	(308)
AP Moller - Maersk A/S, Cl B	(180)	(315)
Argan Inc	(16,553)	(745)
Atlantia SpA	(320)	(10)
Boeing	(1,579)	(466)
Bollore SA	(80,048)	(435)
Bombardier Inc, Cl B *	(230,589)	(558)
CNH Industrial NV	(45,537)	(611)
Deere & Co	(2,395)	(375)
GEA Group AG	(7,444)	(358)
Harmonic Drive Systems Inc	(700)	(41)
Kirby *	(7,102)	(474)
Komatsu Ltd	(9,900)	(358)
MonotaRO Co Ltd	(13,500)	(431)
Navistar International Corp *	(10,971)	(470)
Proto Labs *	(678)	(70)
Simpson Manufacturing Co Inc	(926)	(53)
Snap-on Inc	(9,081)	(1,583)
Triton International Ltd/Bermuda	(9,073)	(340)
United Technologies Corp	(7,543)	(962)
Volvo AB, Cl B	(25,861)	(482)
Wabtec Corp/DE	(12,640)	(1,029)
Weir Group PLC/The	(6,836)	(196)
Westpac Banking Corp	(16,006)	(393)

		(12,103)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)

Information Technology – (5.6)%
2U Inc *	(5,860)	$(378)
ADTRAN Inc	(7,984)	(155)
Advanced Energy Industries Inc *	(4,513)	(305)
Advanced Micro Devices Inc *	(34,080)	(350)
Alphabet Inc, Cl A *	(390)	(411)
Ambarella Inc *	(7,734)	(454)
ams AG	(5,226)	(474)
ANGI Homeservices Inc *	(7,826)	(82)
Apple Inc	(6,218)	(1,052)
Arista Networks Inc *	(2,607)	(614)
ASML Holding NV	(2,394)	(417)
Aspen Technology Inc *	(4,674)	(309)
Blackbaud Inc, Cl A	(3,251)	(307)
Cirrus Logic Inc *	(5,935)	(308)
Cisco Systems	(9,622)	(369)
Coherent Inc *	(1,898)	(536)
Facebook Inc, Cl A *	(3,933)	(694)
FleetCor Technologies Inc *	(3,208)	(617)
Global Payments Inc	(119)	(12)
Hortonworks Inc *	(13,155)	(265)
Impinj Inc *	(22,253)	(501)
Intel	(8,965)	(414)
InterXion Holding NV *	(8,087)	(477)
Keyence Corp	(300)	(168)
Keysight Technologies Inc *	(9,567)	(398)
Lam Research	(2,685)	(494)
LINE Corp *	(3,500)	(143)
LivePerson *	(17,399)	(200)
LogMeIn	(3,398)	(389)
Lumentum Holdings Inc *	(12,765)	(624)
MACOM Technology Solutions Holdings Inc *	(7,102)	(231)
Marvell Technology Group	(23,401)	(502)
Micron Technology *	(7,177)	(295)
Microsoft Corp	(4,833)	(413)
NETGEAR Inc *	(8,579)	(504)
NetScout Systems Inc *	(20,040)	(610)
Nintendo Co Ltd	(1,500)	(548)
NVIDIA Corp	(2,360)	(457)
Pandora Media Inc *	(36,090)	(174)
Proofpoint *	(5,462)	(485)
Qualys Inc *	(4,790)	(284)
Renesas Electronics Corp *	(32,100)	(374)
Rosetta Stone Inc *	(47,380)	(591)
Shopify Inc *	(3,815)	(387)
Snap Inc, Cl A *	(23,892)	(349)
Square Inc, Cl A *	(8,651)	(300)
SUMCO Corp	(23,000)	(590)
SYNNEX Corp	(2,360)	(321)
Telefonaktiebolaget LM Ericsson, Cl B	(50,907)	(335)
Universal Display Corp	(3,305)	(571)
Upland Software Inc *	(9,352)	(203)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Vantiv Inc, Cl A *	(97,117)	$(7,143)
Western Digital	(6,187)	(492)
Yaskawa Electric Corp	(8,500)	(375)
Yelp Inc, Cl A *	(7,387)	(310)
Zillow Group Inc, Cl C *	(8,825)	(361)

		(29,122)

Materials – (1.3)%
Cabot	(14,907)	(918)
DowDuPont Inc	(2,408)	(171)
First Quantum Minerals Ltd (Canada)	(40,802)	(573)
K+S AG	(15,657)	(390)
L’Oreal SA	(1,765)	(392)
Louisiana-Pacific Corp *	(49,034)	(1,288)
LyondellBasell Industries, Cl A	(3,081)	(340)
Mosaic Co/The	(14,510)	(372)
Norbord Inc	(31,299)	(1,063)
OCI NV *	(23,941)	(605)
Praxair Inc	(3,018)	(467)
Yara International ASA	(7,878)	(363)

		(6,942)

Real Estate – (0.4)%
Aecon Group Inc	(850)	(14)
Brookfield Property Partners LP	(1,011)	(22)
Host Hotels & Resorts ‡	(20,900)	(415)
Quality Care Properties Inc * ‡	(130,294)	(1,799)

		(2,250)

Telecommunication Services – (1.0)%
AT&T	(119,401)	(4,643)
Globalstar Inc *	(160,527)	(210)
SoftBank Group Corp	(4,600)	(364)

		(5,217)

Utilities – (0.1)%
Electricite de France SA	(21,281)	(266)
Vistra Energy *	(11,139)	(204)

		(470)

Total Common Stock Sold Short (Proceeds $97,233) ($ Thousands)		(106,857)

EXCHANGE TRADED FUNDS SOLD SHORT – (2.2)%
Consumer Staples Select Sector SPDR Fund	(22,326)	(1,270)
CurrencyShares Japanese Yen Trust	(29,356)	(2,499)
iShares Russell 2000 ETF	(20,326)	(3,099)
SPDR S&P 500 ETF Trust	(13,201)	(3,523)

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS SOLD SHORT (continued)
VanEck Vectors Semiconductor ETF	(12,606)	$(1,233)

Total Exchange Traded Funds Sold Short (Proceeds $11,656) ($ Thousands)		(11,624)

PREFERRED STOCK SOLD SHORT – (0.2)%

Consumer Discretionary – (0.1)%
Volkswagen AG, 1.230%	(2,816)	(563)

Consumer Staples – 0.0%
Henkel AG & Co KGaA, 0.000%	(416)	(55)

Health Care – (0.1)%
Sartorius AG, 0.570%	(3,377)	(323)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK SOLD SHORT (continued)

Total Preferred Stock Sold Short (Proceeds $739) ($ Thousands)		$(941)

Total Investments Sold Short – (22.9)% (Proceeds $109,628) ($ Thousands)		$(119,422)

	Contracts

PURCHASED OPTIONS* – 1.1%

Total Purchased Options(F) (Cost $6,017) ($ Thousands)	6,284	$5,969

WRITTEN OPTIONS* – 0.0%

Total Written Options(F) (Premiums Received $98) ($ Thousands)	(716)	$(76)

A list of the open option contracts held by the Fund at December 31, 2017 is as follows:

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)

PURCHASED OPTIONS — 1.1%

Put Options
Akorn Inc*	14	$45	$30.00	01/20/18	$1
AT&T Inc*	48	187	38.00	03/17/18	5
AT&T Inc*	50	194	38.00	01/20/18	–
AT&T Inc*	92	358	37.00	02/17/18	6
AT&T Inc*	38	148	39.00	01/20/18	–
AT&T Inc*	19	74	36.00	02/17/18	1
AT&T Inc*	102	397	35.00	02/17/18	2
AT&T Inc*	57	222	38.00	01/20/18	3
AT&T Inc*	29	113	37.00	03/17/18	2
AT&T Inc*	19	74	37.50	01/20/18	–
AT&T Inc*	107	416	38.50	01/20/18	–
AT&T Inc*	229	890	38.00	01/20/18	–
AT&T Inc*	133	517	36.00	01/20/18	–
AT&T Inc*	99	385	38.50	01/20/18	6
AT&T Inc*	273	1,061	35.50	01/20/18	–
BroadSoft Inc*	63	346	55.00	02/17/18	1
BroadSoft Inc*	13	71	55.00	05/19/18	1
Discovery Communications Inc*	74	157	20.00	01/20/18	3
Discovery Communications Inc*	59	125	20.00	03/17/18	6
Discovery Communications Inc*	127	269	17.50	01/20/18	1
Domino’s Pizza*	12	224	180.00	01/20/18	2
January 18 Puts on SPX*	1	267	2,460.00	01/20/18	–
January 18 Puts on SPX*	42	11,229	2,480.00	01/20/18	9
January 18 Puts on SPX*	43	11,497	2,660.00	01/20/18	65

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)

PURCHASED OPTIONS (continued)
Neuroderm Ltd*	6	23	$35.00	02/17/18	–
Scripps Networks Interactive Inc*	79	675	75.00	03/17/18	10
Sky PLC*	36	36,432	960.00	01/19/19	39
Snap-on Inc*	50	871	165.00	03/17/18	17
SPDR S&P 500 ETF Trust*	67	1,788	268.00	03/17/18	36
SPDR S&P 500 ETF Trust*	67	1,788	252.00	02/17/18	6
Straight Path Communications Inc*	17	309	135.00	02/17/18	–
Twenty-First Century Fox Inc*	76	262	30.00	01/20/18	–
United Technologies Corp*	44	561	120.00	02/17/18	4
VanEck Vectors Semiconductor ETF*	125	1,223	95.00	01/20/18	9

		73,198			235

Call Options
Aetna Inc*	305	5,502	130.00	01/20/18	1,510
Akorn Inc*	95	306	30.00	01/20/18	23
Akorn Inc*	10	32	30.00	02/17/18	3
AT&T Inc*	298	1,159	41.00	01/20/18	1
AT&T Inc*	36	140	41.00	02/17/18	1
AT&T Inc*	72	280	42.00	02/17/18	1
AT&T Inc*	299	1,162	40.00	01/20/18	4
CenturyLink Inc*	9	15	20.00	01/20/18	–
CenturyLink Inc*	37	62	25.00	01/20/18	–
CenturyLink Inc*	55	92	30.00	01/20/18	–
CenturyLink Inc*	94	157	26.00	01/20/18	–
CenturyLink Inc*	56	93	23.00	01/20/18	–
Discovery Communications Inc*	56	119	22.50	01/20/18	2
Discovery Communications Inc*	172	364	22.50	03/17/18	21
Ensco PLC*	33	19	8.00	01/20/18	–
ILG Inc*	90	256	29.00	01/20/18	5
Monsanto Co*	122	1,425	120.00	01/20/18	7
NXP Semiconductors NV*	405	4,742	120.00	01/20/18	36
NXP Semiconductors NV*	38	445	115.00	04/21/18	23
NXP Semiconductors NV*	10	117	119.00	01/20/18	–
NXP Semiconductors NV*	838	9,812	70.00	01/20/18	3,951
NXP Semiconductors NV*	150	1,756	115.00	01/20/18	50
NXP Semiconductors NV*	114	1,335	125.00	01/20/18	1
NXP Semiconductors NV*	32	375	115.00	02/17/18	16
NXP Semiconductors NV*	32	375	118.00	01/20/18	4
SeaWorld Entertainment Inc*	69	94	15.00	01/20/18	1
SPDR S&P 500 ETF Trust*	114	3,042	274.00	01/20/18	2
SPDR S&P 500 ETF Trust*	94	2,508	271.00	01/20/18	–
SPDR S&P 500 ETF Trust*	162	4,323	272.00	01/20/18	4
Time Warner*	57	524	80.00	01/20/18	66
VanEck Vectors Semiconductor ETF*	20	196	100.00	01/20/18	2

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)

PURCHASED OPTIONS (continued)

		$40,827			$5,734

Total Purchased Options		$114,025			$5,969

WRITTEN OPTIONS — 0.0%
Put Options

AT&T Inc*	(157)	(610)	34.50	01/20/18	–
Domino’s Pizza*	(24)	(449)	170.00	01/20/18	(2)
January 18 Puts on SPX*	(86)	(22,993)	2,560.00	01/20/18	(37)
Sky PLC*	(36)	(36,432)	900.00	01/20/18	–
United Technologies Corp*	(44)	(561)	115.00	02/17/18	(2)
VanEck Vectors Semiconductor ETF*	(125)	(1,223)	90.00	01/20/18	(3)

		(62,268)			(44)

Call Options
CVS Health Corp*	(76)	(551)	70.00	01/20/18	(24)
Discovery Communications Inc*	(168)	(356)	25.00	03/17/18	(8)

		(907)			(32)

Total Written Options		$(63,175)			$(76)

A list of the open future contracts held by the Fund at December 31, 2017 is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro-Bobl	(12)	Mar-2018	$(1,881)	$(1,896)	$13
Euro-Bund	(9)	Mar-2018	(1,738)	(1,747)	16
Euro-Buxl 30 Year Bond	(6)	Mar-2018	(1,190)	(1,181)	27
S&P 500 Index E-MINI	(5)	Mar-2018	(663)	(669)	(6)

			$(5,472)	$(5,493)	$50

A list of the open forward foreign currency contracts held by the Fund at December 31, 2017 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	01/22/18	KRW	667,317	USD	611	$(13)
Citigroup	01/02/18	USD	689	EGP	12,274	2
Deutsche Bank	03/21/18	USD	572	IDR	7,828,772	4
Morgan Stanley	01/03/18	USD	593	BRL	1,943	(8)
Morgan Stanley	01/03/18	BRL	1,943	USD	600	14
Morgan Stanley	01/10/18	EUR	512	CZK	13,595	25
Morgan Stanley	01/10/18 - 03/21/18	EUR	3,522	USD	4,188	(62)
Morgan Stanley	01/10/18	CZK	13,595	EUR	514	(22)
Morgan Stanley	01/18/18 - 01/22/18	INR	84,784	USD	1,310	(17)
Morgan Stanley	01/31/18	USD	192	GBP	142	1

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	01/31/18	GBP	945	USD	1,264	(16)
Morgan Stanley	03/20/18 - 03/22/18	ZAR	34,536	USD	2,623	(135)
Morgan Stanley	03/21/18	USD	589	TRY	2,312	6
Morgan Stanley	03/21/18	TRY	2,312	USD	586	(9)
Morgan Stanley	03/21/18	CNH	7,846	USD	1,180	(20)
Morgan Stanley	03/21/18	RUB	68,038	USD	1,147	(22)
Morgan Stanley	03/22/18	USD	625	ZAR	8,225	32

						$(240)

A list of open OTC swap agreements held by the Fund at December 31, 2017, is as follows:

Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value ($ Thousands)	Upfront Payment ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	3-MONTH USD - LIBOR	11.50%	Quarterly	03/21/2023	USD	2,140	$(1)	–	$(1)
Deutsche Bank	3-MONTH USD - LIBOR	11.58%	Quarterly	03/21/2023	USD	2,205	1	–	1
Deutsche Bank	3-MONTH USD - LIBOR	11.89%	Quarterly	03/21/2023	USD	6,956	23	–	23
Bank of America	3-MONTH USD - LIBOR	10.325%	Quarterly	12/20/2022	USD	2,707	(95)	–	(95)
Morgan Stanley	3-MONTH USD - LIBOR	11%	Quarterly	12/20/2022	USD	4,249	(67)	–	(67)

							$(139)	–	$(139)

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

			Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments/ Receipts ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays	Macy’s	Buy	1.00%	Quarterly	12/20/2021	320	$12	$12	$–
Barclays	Nordstom	Buy	1.00%	Quarterly	12/20/2021	420	18	4	14

							$30	$16	$14

			Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Albertis	1 -Month EUR - LIBOR	Asset Return	Monthly	11/16/2019	EUR	32	$2	$–	$2
Deutsche Bank	Egyptian Government 0% 2/13/18	Cash Deposit of Notional	Price Return	Monthly	02/13/2018	USD	21,525	1,186	1,110	76
Deutsche Bank	Egyptian Government 0% 8/28/18	Cash Deposit of Notional	Price Return	Monthly	08/28/2018	EGP	14,700	732	725	8
Morgan Stanley	Gemalto	1 -Month EUR - LIBOR	Asset Return	Monthly	12/21/2019	EUR	10	1	–	1
Morgan Stanley	GVC Holdings	1-Day SONIA	Asset Return	Monthly	12/21/2019	GBP	443	599	–	599
Morgan Stanley	GVC Holdings	1-Day SONIA	Asset Return	Monthly	12/21/2019	GBP	(48)	(601)	–	(601)
Bank of America	IBOXHY	IBOXHY	3-Month USD-LIBOR	Quarterly	03/20/2018	USD	1	(1)	(1)	–
JPMorgan Chase	IBOXHY	IBOXHY	3-Month USD-LIBOR	Quarterly	03/20/2018	USD	1	(1)	(1)	–
Bank of America	IBOXHY	IBOXHY	3-Month USD-LIBOR	Quarterly	03/20/2018	USD	1	(1)	1	(2)
JPMorgan Chase	IBOXHY	IBOXHY	3-Month USD-LIBOR	Quarterly	03/20/2018	USD	3	(3)	2	(5)
JPMorgan Chase	IBOXHY	IBOXHY	3-Month USD-LIBOR	Quarterly	03/20/2018	USD	3	(3)	2	(6)
JPMorgan Chase	IBOXHY	IBOXHY	3-Month USD-LIBOR	Quarterly	03/20/2018	USD	3	(3)	(2)	(1)
Bank of America	IBOXHY	IBOXHY	3-Month USD-LIBOR	Quarterly	03/20/2018	USD	1	(1)	1	(2)
Citibank	IBOXHY	IBOXHY	3-Month USD-LIBOR	Quarterly	03/20/2018	USD	1	(1)	–	(1)
Morgan Stanley	Ladbrokes Coral	1 -Month USD - LIBOR	Asset Return	Monthly	12/21/2019	GBP	341	26	–	26
Morgan Stanley	Linde	1 -Month USD - LIBOR	Asset Return	Monthly	12/20/2019	EUR	5	4	–	4
Morgan Stanley	Linde	1-Day EONIA	Asset Return	Monthly	12/20/2019	EUR	1,048	12	–	12
Morgan Stanley	Nets	1-Week CIBOR	Asset Return	Monthly	10/07/2019	DKK	70	1	–	1
Morgan Stanley	Worldpay	1 -Month USD - LIBOR	Asset Return	Monthly	07/10/2019	USD	1,445	108	–	108

								$2,056	$1,837	$219

A list of open centrally cleared swap agreements held by the Fund at December 31, 2017, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value ($ Thousands)	Upfront Payments/ Receipts ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
1.596	6-MONTH GBP - LIBOR	Semi-Annual	12/01/2046	GBP	254	$(14)	$–	$(14)
1.556	6-MONTH GBP - LIBOR	Semi-Annual	11/29/2046	GBP	520	(20)	–	(21)
1.440	6-MONTH GBP - LIBOR	Semi-Annual	01/05/2047	GBP	572	4	–	4
1.41%	6-MONTH GBP - LIBOR	Semi-Annual	08/04/2067	GBP	393	(30)	–	(30)
1.370	6-MONTH GBP - LIBOR	Semi-Annual	01/05/2067	GBP	500	(19)	–	(19)
1-DAY BRL - CETIP	9.94%	Annual	01/04/2021	BRL	3,083	22	6	17
1.0 X BZDIOVRA + 0.0 BPS	8.38%	Annual	01/02/2020	BRL	3,349	6	–	6
1.0 X BZDIOVRA + 0.0 BPS	8.365%	Annual	01/02/2020	BRL	3,350	5	–	5
1-DAY BRL - CETIP	8.28%	Annual	01/02/2020	BRL	3,308	5	–	5
1-DAY BRL - CETIP	9.38%	Annual	01/04/2021	BRL	4,871	12	8	4
1.0 X BZDIOVRA + 0.0 BPS	8.245%	Annual	01/02/2020	BRL	3,385	3	–	3

						$(26)	$14	$(40)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

			Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments/ Receipts ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
ITRAXX Europe Crossover	Sell	5.00%	Quarterly	06/20/2021	(1,000)	$135	$71	$65
Mexico	Buy	1.00%	Quarterly	12/20/2021	1,269	(9)	26	(35)
Republic of South Africa	Buy	1.00%	Quarterly	12/20/2021	1,823	14	76	(62)
Republic of South Africa	Buy	1.00%	Quarterly	06/20/2022	1,140	19	50	(31)
Republic of South Africa	Buy	1.00%	Quarterly	12/20/2022	87	2	3	(1)
Republic of South Korea	Buy	1.00%	Quarterly	12/20/2021	1,402	(29)	(32)	2
Republic of South Korea	Buy	1.00%	Quarterly	12/20/2022	185	(4)	(4)	–
Republic of Turkey	Buy	1.00%	Quarterly	12/20/2020	2,654	(2)	139	(142)
Republic of Turkey	Buy	1.00%	Quarterly	12/20/2021	307	3	15	(12)
Republic of Turkey	Sell	1.00%	Quarterly	12/20/2022	(654)	(19)	(28)	9
Russia	Sell	1.00%	Quarterly	06/20/2021	(2,345)	17	(115)	132
Russia	Sell	1.00%	Quarterly	12/20/2021	(248)	1	(7)	8

						$128	$194	$(67)

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

Percentages are based on Net Assets of $521,132 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $11,749 ($ Thousands), representing 2.25% of the Net Assets of the Fund.
(B)	Security is in default on interest payment.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on December 31, 2017. The coupon on a step bond changes on a specified date.
(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Refer to table below for details on Options Contracts.

ADR – American Depositary Receipt

BRL – Brazilian Real

Cl – Class

CNH – Chinese Yuan Offshore

CV – Convertible Security

CZK – Czech Koruna

EGP – Egyptian Pound

ETF– Exchange Traded Fund

EUR – Euro

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GBP – British Pound Sterling

GO – General Obligation

ICE– Intercontinental Exchange

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – Korean Won

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

MTN – Medium Term Note

PEN – Peruvian SOL

PIK – Payment-in-Kind

PLC – Public Limited Company

Pty – Proprietary

RB – Revenue Bond

RUB – Russian Ruble

S&P – Standard & Poor’s

Ser – Series

SPDR – S&P Depository Receipts

SPX –Standard & Poor’s 500 Index

TRY – Turkish Lira

ULC – Unlimited Liability Company

USD – United States Dollar

VAR – Variable Rate

ZAR – South African Rand

The following is a list of the levels of inputs used as of December 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$198,874	$–	$–	$198,874
Registered Investment
Companies	161,028	–	–	161,028
Corporate Obligations	–	24,497	–	24,497
Sovereign Debt	–	17,296	–	17,296
Loan Participations	–	9,034	595	9,629
Preferred Stock	1,897	–	–	1,897
Convertible Bonds	–	743	–	743
Municipal Bonds	–	307	431	738
Asset-Backed Security	–	175	–	175
Warrant	–	–	–	–
Cash Equivalent	93,140	–	–	93,140

Total Investments in Securities	$454,939	$52,052	$1,026	$508,017

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(106,857)	$–	$–	$(106,857)
Exchange Traded Funds	(11,624)	–	–	(11,624)
Preferred Stock	(941)	–	–	(941)

Total Securities Sold Short	$(119,422)	$–	$–	$(119,422)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$5,969	$–	$–	$5,969
Written Options	(76)	–	–	(76)
Futures Contracts *
Unrealized Appreciation	56	–	–	56
Unrealized Depreciation	(6)	–	–	(6)
Forwards Contracts *
Unrealized Appreciation	–	84	–	84
Unrealized Depreciation	–	(324)	–	(324)
OTC Swaps
Cross Currency Swaps *
Unrealized Appreciation	–	24	–	24
Unrealized Depreciation	–	(163)	–	(163)
Credit Default Swaps *
Unrealized Appreciation	–	14	–	14
Total Return Swaps *
Unrealized Appreciation	–	837	–	837
Unrealized Depreciation	–	(618)	–	(618)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	44	–	44
Unrealized Depreciation	–	(84)	–	(84)
Credit Default Swaps *
Unrealized Appreciation	–	216	–	216
Unrealized Depreciation	–	(283)	–	(283)

Total Other Financial Instruments	$5,943	$(253)	$–	$5,690

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has conclude that Level 3 investments are not material in relation to Net Assets.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Strategy Alternative Fund (Continued)

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2017	Dividend Income
SEI Institutional Managed Trust Long/Short Alternative Fund, CI Y	$34,352	$–	$–	$–	$(2,734)	$31,618	$1,328
SEI Daily Income Trust, Government Fund, CI F	79,354	118,357	(104,571)	–	–	93,140	201

Totals	$113,706	$118,357	$(104,571)	$–	$(2,734)	$124,758	$1,529

As of December 31, 2017, Multi-Strategy Alternative Fund is the seller (“providing protection”) on a total notional amount of $4.4 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	–	$(1,009)	–	$135,415	$134,406
Maximum potential amount of future payments	–	3,247,000	–	1,200,797	4,447,797
Recourse provisions with third parties to recover any amounts paid under the credit derivative
(including any purchased credit protection)[1]	–	–	–	–	–
Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$–	$–	$2,593,000	$–	$–	$2,593,000
101-200	–	–	1,854,797	–	–	1,854,797
201-300	–	–	–	–	–	–
301-400	–	–	–	–	–	–
> than 400	–	–	–	–	–	–
Total	$–	$–	$4,447,797	$–	$–	$4,447,797

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 47.7%
U.S. Treasury Bills
1.542%, 06/28/2018 (A)(B)	$22,892	$22,722
1.491%, 06/21/2018 (B)	9,451	9,384
1.471%, 06/14/2018 (B)	57,541	57,161
1.460%, 06/07/2018 (A)(B)	31,676	31,475
1.446%, 05/31/2018 (A)(B)	79,812	79,332
1.425%, 05/24/2018 (A)(B)	8,261	8,214
1.369%, 05/17/2018 (A)(B)	20,926	20,815
1.309%, 05/10/2018 (A)(B)	15,475	15,397
1.290%, 03/08/2018 (A)(B)	115,326	115,057
1.268%, 05/03/2018 (A)(B)	8,047	8,009
1.253%, 04/26/2018 (A)(B)	13,495	13,436
1.229%, 04/12/2018 (B)	9,481	9,444
1.146%, 03/15/2018 (A)(B)	16,505	16,462
1.137%, 01/04/2018 (A)(B)	1,805	1,805
1.137%, 01/25/2018 (A)(B)	25,081	25,061
1.136%, 02/01/2018 (A)(B)	109,007	108,892
1.115%, 03/01/2018 (A)(B)	4,405	4,396
1.102%, 01/18/2018 (B)	412,459	412,232
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	2,131	2,905
3.625%, 04/15/2028	859	1,127
3.375%, 04/15/2032	2,084	2,884
2.500%, 01/15/2029	2,132	2,587
2.375%, 01/15/2025	3,231	3,682
2.375%, 01/15/2027	795	930
2.125%, 01/15/2019	4,366	4,456
2.125%, 02/15/2041	1,201	1,573
2.000%, 01/15/2026	6,320	7,108
1.875%, 07/15/2019	1,737	1,791
1.750%, 01/15/2028	1,147	1,289
1.375%, 07/15/2018	458	463
1.375%, 01/15/2020	2,707	2,778
1.375%, 02/15/2044	1,058	1,222
1.250%, 07/15/2020	3,228	3,333
1.125%, 01/15/2021	2,066	2,127
1.000%, 02/15/2046	3,123	3,336
0.750%, 02/15/2042	1,583	1,598
0.750%, 02/15/2045	786	790
0.625%, 07/15/2021	2,386	2,432
0.625%, 01/15/2024	10,889	11,079
0.625%, 01/15/2026	38,908	39,530
0.625%, 02/15/2043	2,950	2,887
0.375%, 07/15/2023	2,597	2,616
0.375%, 07/15/2025	22,540	22,574
0.375%, 07/15/2027	20,813	20,702
0.250%, 01/15/2025	2,395	2,374
0.125%, 04/15/2018	1,547	1,545
0.125%, 04/15/2019	3,158	3,151
0.125%, 04/15/2020	72,726	72,577
0.125%, 04/15/2021	87,204	86,844
0.125%, 01/15/2022	1,853	1,845

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 04/15/2022		$44,952	$44,635
0.125%, 07/15/2022		2,092	2,089
0.125%, 01/15/2023		1,763	1,750
0.125%, 07/15/2024		1,558	1,540
0.125%, 07/15/2026		40,750	39,816

Total U.S. Treasury Obligations (Cost $1,364,885) ($ Thousands)			1,365,259

SOVEREIGN DEBT – 15.0%
African Development Bank MTN
2.375%, 09/23/2021 (A)		1,750	1,757
1.375%, 02/12/2020 (A)		1,250	1,232
1.250%, 07/26/2021 (A)		1,750	1,690
1.125%, 03/04/2019 (A)		1,500	1,486
1.125%, 09/20/2019 (A)		1,000	985
Andina de Fomento
4.375%, 06/15/2022 (A)		1,000	1,065
Asian Development Bank MTN
2.625%, 01/12/2027 (A)		750	753
2.000%, 04/24/2026 (A)		500	480
1.750%, 01/10/2020 (A)		1,000	995
1.625%, 08/26/2020 (A)		1,000	988
1.500%, 01/22/2020 (A)		1,000	989
1.375%, 01/15/2019 (A)		1,000	994
1.375%, 03/23/2020 (A)		1,000	985
1.000%, 08/16/2019 (A)		1,000	984
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/2018	EUR	220	263
Canada Government International Bond
1.625%, 02/27/2019 (A)		$2,250	2,242
1.125%, 03/19/2018		1,000	999
Chile Government International Bond
3.875%, 08/05/2020 (A)		250	261
Council of Europe Development Bank
1.875%, 01/27/2020 (A)		1,000	996
1.750%, 11/14/2019 (A)		1,000	994
1.625%, 03/16/2021 (A)		500	491
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020	EUR	3,729	4,807
0.500%, 04/15/2030		5,585	7,778
0.100%, 04/15/2023		29,325	37,910
0.100%, 04/15/2026		29,987	39,708
0.100%, 04/15/2026		8,183	10,836
0.100%, 04/15/2046		734	1,036
European Bank for Reconstruction & Development
2.125%, 03/07/2022 (A)		$750	745
2.000%, 02/01/2021 (A)		1,000	994

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.750%, 06/14/2019 (A)		$1,000	$997
1.750%, 11/26/2019 (A)		1,000	995
1.625%, 11/15/2018 (A)		1,000	999
1.625%, 05/05/2020 (A)		500	494
1.500%, 03/16/2020 (A)		250	247
European Investment Bank
4.875%, 02/15/2036 (A)		250	327
4.000%, 02/16/2021 (A)		1,000	1,054
3.250%, 01/29/2024 (A)		750	781
2.250%, 03/15/2022 (A)		750	747
2.125%, 10/15/2021 (A)		1,000	994
2.125%, 04/13/2026 (A)		500	483
2.000%, 03/15/2021 (A)		500	497
1.625%, 12/15/2020 (A)		1,000	985
1.375%, 06/15/2020 (A)		750	737
Export Development Canada
2.000%, 05/17/2022 (A)		2,000	1,972
1.750%, 08/19/2019 (A)		500	498
1.750%, 07/21/2020 (A)		1,000	992
1.625%, 01/17/2020 (A)		250	248
1.625%, 06/01/2020 (A)		1,000	990
1.500%, 10/03/2018 (A)		500	499
1.500%, 05/26/2021 (A)		1,000	977
1.375%, 10/21/2021 (A)		500	483
1.000%, 11/01/2018 (A)		2,000	1,985
FMS Wertmanagement AoeR
1.750%, 01/24/2020 (A)		500	497
1.750%, 03/17/2020 (A)		500	496
1.250%, 07/30/2018 (A)		1,000	997
France Government Bond OAT
3.400%, 07/25/2029	EUR	883	1,580
3.150%, 07/25/2032		2,005	3,751
2.250%, 07/25/2020		2,534	3,363
2.100%, 07/25/2023		1,400	2,007
2.100%, 07/25/2023		1,096	1,571
1.850%, 07/25/2027		9,133	13,913
1.800%, 07/25/2040		2,432	4,323
1.300%, 07/25/2019		246	310
1.100%, 07/25/2022		1,256	1,694
1.100%, 07/25/2022		20,902	28,186
0.700%, 07/25/2030 (C)		207	290
0.700%, 07/25/2030 (C)		1,947	2,725
0.250%, 07/25/2018		1,612	1,962
0.250%, 07/25/2024		5,101	6,742
0.250%, 07/25/2024		2,939	3,884
0.100%, 03/01/2021		2,067	2,616
0.100%, 07/25/2021		1,238	1,572
0.100%, 03/01/2025		11,760	15,257
French Republic Government Bond OAT
0.100%, 03/01/2028		700	906
Inter-American Development Bank MTN
7.000%, 06/15/2025 (A)		$500	638

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.875%, 09/17/2019 (A)		$350	$361
3.000%, 10/04/2023 (A)		250	258
3.000%, 02/21/2024 (A)		250	259
2.125%, 11/09/2020 (A)		250	250
2.000%, 06/02/2026 (A)		500	480
1.875%, 06/16/2020 (A)		1,000	996
1.875%, 03/15/2021 (A)		500	495
1.750%, 10/15/2019 (A)		1,000	995
1.625%, 05/12/2020 (A)		500	495
1.125%, 09/12/2019 (A)		1,000	986
International Bank for Reconstruction & Development
4.750%, 02/15/2035 (A)		250	321
2.250%, 06/24/2021 (A)		1,000	1,000
2.000%, 01/26/2022 (A)		500	495
1.875%, 03/15/2019 (A)		1,000	1,000
1.625%, 03/09/2021 (A)		1,000	983
International Finance MTN
2.125%, 04/07/2026 (A)		1,750	1,695
1.750%, 09/04/2018 (A)		200	200
1.625%, 07/16/2020 (A)		1,000	989
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026	EUR	1,205	1,757
2.600%, 09/15/2023		2,323	3,223
2.550%, 09/15/2041		988	1,412
2.350%, 09/15/2019		2,287	2,922
2.350%, 09/15/2024 (C)		1,142	1,568
2.350%, 09/15/2024 (C)		1,500	2,060
2.350%, 09/15/2035		2,476	3,531
2.100%, 09/15/2021		1,511	2,011
1.700%, 09/15/2018		940	1,155
1.700%, 09/15/2018		104	129
1.250%, 09/15/2032 (C)		2,000	2,445
Korea Development Bank
4.625%, 11/16/2021 (A)		$250	265
Korea International Bond
2.750%, 01/19/2027 (A)		1,000	981
Nordic Investment Bank MTN
2.125%, 02/01/2022 (A)		750	746
1.500%, 09/29/2020 (A)		1,000	984
1.125%, 03/19/2018 (A)		1,000	999
1.125%, 02/25/2019 (A)		500	495
0.750%, 01/17/2018 (A)		200	200
North American Development Bank
2.400%, 10/26/2022 (A)		200	197
Province of Alberta Canada
2.200%, 07/26/2022 (A)		750	739
Province of British Columbia Canada
6.500%, 01/15/2026 (A)		250	319
2.650%, 09/22/2021 (A)		1,000	1,010
2.000%, 10/23/2022 (A)		250	245

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Province of Manitoba Canada
3.050%, 05/14/2024 (A)		$250	$255
2.125%, 05/04/2022 (A)		250	246
Province of Ontario Canada
4.000%, 10/07/2019 (A)		500	516
2.450%, 06/29/2022 (A)		250	249
2.400%, 02/08/2022 (A)		750	748
2.000%, 01/30/2019 (A)		500	500
1.875%, 05/21/2020 (A)		500	495
Province of Quebec Canada
7.500%, 09/15/2029 (A)		200	284
2.875%, 10/16/2024 (A)		250	253
2.500%, 04/20/2026 (A)		750	734
Svensk Exportkredit MTN
1.750%, 03/10/2021 (A)		1,000	984
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	1,000	4,980
2.500%, 04/16/2020		429	2,117
2.500%, 07/17/2024		340	1,678
2.000%, 01/26/2035		932	3,417
1.875%, 11/22/2022		1,606	2,626
1.250%, 11/22/2027		1,419	2,566
1.250%, 11/22/2032		728	1,490
1.250%, 11/22/2055		1,630	5,507
1.125%, 11/22/2037		1,062	2,401
0.750%, 03/22/2034		1,008	1,995
0.750%, 11/22/2047		861	2,230
0.625%, 03/22/2040		1,869	4,118
0.625%, 11/22/2042		1,328	3,086
0.500%, 03/22/2050		1,355	3,478
0.375%, 03/22/2062		1,101	3,420
0.250%, 03/22/2052		1,137	2,854
0.125%, 03/22/2024		26,915	41,523
0.125%, 03/22/2026		18,869	30,040
0.125%, 03/22/2029		1,160	1,943
0.125%, 03/22/2044		4,542	9,707
0.125%, 03/22/2058		1,291	3,461
0.125%, 11/22/2065		750	2,310
0.125%, 03/22/2068		441	1,433

Total Sovereign Debt (Cost $402,188) ($ Thousands)			428,999

	Shares

FOREIGN COMMON STOCK – 4.3%
Australia – 0.3%
AGL Energy Ltd		25,712	490
Amcor Ltd/Australia		14,527	175
APA Group		46,575	303
Aristocrat Leisure Ltd		11,728	217
ASX Ltd		2,472	106

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Aurizon Holdings Ltd	21,309	$83
AusNet Services	264,595	374
BHP Billiton Ltd	5,561	129
Brambles Ltd	21,546	170
Caltex Australia Ltd	17,125	456
CIMIC Group Ltd	4,686	189
Coca-Cola Amatil Ltd	28,985	193
Cochlear Ltd	2,349	315
Computershare Ltd	36,325	463
Crown Resorts Ltd	10,576	108
CSL Ltd	3,069	339
Domino’s Pizza Enterprises Ltd	2,369	86
Flight Centre Travel Group Ltd	2,687	93
Fortescue Metals Group Ltd	27,506	105
Harvey Norman Holdings Ltd	38,002	124
Healthscope Ltd	82,236	135
Incitec Pivot Ltd	29,314	89
Insurance Australia Group Ltd	17,664	100
LendLease Group	3,959	51
Oil Search Ltd	43,422	265
Orica Ltd	2,883	41
Origin Energy Ltd *	40,531	299
Ramsay Health Care Ltd	5,073	278
REA Group Ltd	7,466	448
Scentre Group ‡	11,668	38
SEEK Ltd	7,445	111
Sonic Healthcare Ltd	16,500	295
South32 Ltd	36,210	99
Sydney Airport	20,066	111
Tabcorp Holdings Ltd	69,998	305
Telstra Corp Ltd, Cl B	176,849	502
TPG Telecom Ltd	73,247	376
Transurban Group	13,849	135
Treasury Wine Estates Ltd	23,236	290
Vicinity Centres ‡	28,772	61
Wesfarmers Ltd	7,172	249
Westfield Corp ‡	9,207	68
Westpac Banking Corp	2,441	60
Woodside Petroleum Ltd	9,370	242
Woolworths Group Ltd	9,620	205

		9,371

Austria – 0.1%
ANDRITZ AG	3,371	191
Erste Group Bank AG	4,076	177
OMV AG	7,019	445
Raiffeisen Bank International AG	6,043	219
voestalpine AG	5,195	311

		1,343

Belgium – 0.1%
Ageas	2,714	133

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Anheuser-Busch InBev SA/NV	2,858	$320
Colruyt SA	7,381	384
Groupe Bruxelles Lambert SA	357	39
KBC Group NV	1,942	166
Proximus SADP	13,839	454
Solvay SA	1,290	180
Telenet Group Holding NV *	6,800	474
UCB SA, Cl A	6,939	551
Umicore SA	6,290	298

		2,999

Canada – 0.4%
Alimentation Couche-Tard Inc, Cl B	5,390	282
Atco Ltd/Canada, Cl I	8,416	302
Bank of Montreal	518	42
Bank of Nova Scotia/The, Cl C	1,590	103
Barrick Gold Corp	4,739	69
BCE Inc	9,904	477
BlackBerry Ltd *	20,413	229
Bombardier Inc, Cl B *	74,372	180
CAE Inc	9,180	171
Canadian National Railway Co	2,192	181
Canadian Natural Resources Ltd	4,257	153
Canadian Pacific Railway Ltd	641	117
Canadian Tire Corp Ltd, Cl A	1,352	177
Canadian Utilities Ltd, Cl A	11,282	337
CGI Group Inc, Cl A *	6,993	381
CI Financial Corp	3,354	80
Constellation Software Inc/Canada	591	359
Crescent Point Energy Corp, Cl F	4,916	38
Dollarama Inc	1,698	213
Emera Inc	7,671	288
Empire Co Ltd, Cl A	15,307	299
Enbridge Inc	2,263	89
Encana Corp	8,974	120
Fairfax Financial Holdings Ltd	200	107
Finning International Inc	7,855	199
First Capital Realty Inc	4,150	69
First Quantum Minerals Ltd (Canada)	2,143	30
Fortis Inc/Canada	10,332	380
Franco-Nevada Corp	1,000	80
George Weston Ltd	2,265	197
Gildan Activewear Inc	6,126	199
H&R Real Estate Investment Trust ‡	4,787	82
Hydro One Ltd (C)	12,827	229
Imperial Oil Ltd	2,707	85
Intact Financial Corp	1,580	132
Jean Coutu Group PJC Inc/The, Cl A	14,642	285
Loblaw Cos Ltd	4,092	223
Magna International Inc, Cl A	2,438	139
Methanex Corp	1,070	65
Metro Inc, Cl A	7,776	250

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
National Bank of Canada	870	$44
Open Text Corp	9,748	348
Potash Corp of Saskatchewan Inc	2,157	44
PrairieSky Royalty Ltd	2,615	67
Restaurant Brands International Inc	2,608	161
RioCan Real Estate Investment Trust ‡	3,430	67
Rogers Communications Inc, Cl B	6,893	352
Royal Bank of Canada	1,066	87
Saputo Inc	7,448	269
Shaw Communications Inc, Cl B	7,879	180
Shopify Inc *	1,760	178
SNC-Lavalin Group Inc	1,669	76
Suncor Energy Inc	2,894	107
Teck Resources Ltd, Cl B	2,423	64
TELUS Corp	10,607	403
Thomson Reuters Corp, Cl B	3,166	138
Toronto-Dominion Bank/The	1,857	109
TransCanada Corp	2,000	98
Turquoise Hill Resources Ltd *	6,748	23
Valeant Pharmaceuticals International Inc *	19,715	412
Vermilion Energy Inc	2,483	90
Wheaton Precious Metals Corp	2,275	50

		10,805

China – 0.0%
Sands China Ltd	18,800	97
Yangzijiang Shipbuilding Holdings Ltd	115,350	127

		224

Denmark – 0.2%
AP Moller - Maersk A/S, Cl A	102	170
AP Moller - Maersk A/S, Cl B	99	173
Carlsberg A/S, Cl B	3,461	416
Chr Hansen Holding A/S	4,349	408
Coloplast A/S, Cl B	3,496	278
Danske Bank A/S	6,879	268
Genmab A/S *	996	165
Novo Nordisk A/S, Cl B	4,628	250
Novozymes A/S, Cl B	6,082	348
Orsted A/S (C)	7,632	417
Pandora A/S	2,909	317
TDC A/S	79,788	491
Tryg A/S	10,215	256
Vestas Wind Systems A/S	1,356	94
William Demant Holding A/S *	11,565	323

		4,374

Finland – 0.1%
Elisa OYJ	10,422	410
Fortum OYJ	21,754	431
Kone OYJ, Cl B	2,993	161
Metso OYJ	2,878	98

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Neste Oyj	13,339	$855
Nokia OYJ	77,694	363
Nokian Renkaat OYJ	5,363	243
Orion Oyj, Cl B	10,474	391
Sampo Oyj, Cl A	4,210	232
Stora Enso OYJ, Cl R	16,819	267
UPM-Kymmene OYJ, Cl V	9,046	281
Wartsila OYJ Abp	2,318	146

		3,878

France – 0.3%
Accor SA	875	45
Aeroports de Paris, Cl A	373	71
Air Liquide SA	1,133	143
Arkema SA	1,313	160
Atos SE	2,099	306
AXA SA	1,932	57
Bouygues SA	892	46
Bureau Veritas SA	900	25
Capgemini SE	2,596	308
Carrefour SA	6,251	135
CNP Assurances	1,903	44
Credit Agricole SA	5,388	89
Danone SA	1,646	138
Dassault Systemes SE	3,242	345
Electricite de France SA	16,482	206
Engie SA	13,671	235
Essilor International Cie Generale d’Optique SA	3,166	437
Eurofins Scientific SE	140	85
Eutelsat Communications SA	1,501	35
Fonciere Des Regions ‡	434	49
Gecina SA ‡	699	129
Getlink SE	4,624	60
Hermes International	96	52
ICADE ‡	512	50
Iliad SA	1,295	311
Ingenico Group SA	3,300	353
JCDecaux SA	1,173	47
Kering	389	184
Klepierre SA ‡	1,965	87
L’Oreal SA	607	135
LVMH Moet Hennessy Louis Vuitton SE	241	71
Natixis SA	5,679	45
Orange SA	22,713	395
Pernod Ricard SA	1,010	160
Remy Cointreau SA	1,323	184
Renault SA	450	45
Rexel SA	3,641	66
Sanofi	4,184	361
Schneider Electric SE	577	49
SCOR SE	1,457	59

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Societe BIC SA	949	$105
Societe Generale SA	2,531	131
STMicroelectronics NV	12,017	263
Suez	14,785	260
Thales SA, Cl A	1,344	145
TOTAL SA	11,816	653
Valeo SA	527	39
Veolia Environnement SA	8,189	209
Vinci SA	822	84
Vivendi SA	5,328	144
Wendel SA	681	118

		7,953

Germany – 0.3%
adidas AG	861	173
Allianz SE	347	80
BASF SE	1,028	113
Bayer AG	1,449	181
Beiersdorf AG	1,696	199
Brenntag AG	527	33
CECONOMY AG	4,277	65
Commerzbank AG	5,497	83
Continental AG	286	77
Covestro AG (C)	1,507	156
Deutsche Bank AG	2,043	39
Deutsche Boerse AG	1,351	157
Deutsche Lufthansa AG	5,273	195
Deutsche Post AG	2,302	110
Deutsche Telekom AG	20,670	367
Deutsche Wohnen SE	1,750	77
E.ON SE	26,305	286
Fraport AG Frankfurt Airport Services Worldwide	1,521	168
Fresenius Medical Care AG & Co KGaA	3,975	419
Fresenius SE & Co KGaA	4,273	334
GEA Group AG	1,568	75
Hannover Rueck SE	619	78
HeidelbergCement AG	879	95
Henkel AG & Co KGaA	1,543	185
HUGO BOSS AG	2,069	176
Infineon Technologies AG	14,839	407
Innogy SE (C)	800	31
K+S AG	2,963	74
LANXESS AG	1,587	126
Linde AG *	488	114
MAN SE	398	46
Merck KGaA	2,187	236
METRO AG *	11,266	225
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	274	59
OSRAM Licht AG	1,575	142
QIAGEN NV	7,696	242

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
RWE AG	14,159	$289
SAP SE	3,666	411
Siemens AG	850	119
Symrise AG	2,361	203
Telefonica Deutschland Holding AG	49,505	249
thyssenkrupp AG	3,604	105
TUI AG	3,217	67
United Internet AG	5,283	364
Volkswagen AG	135	27
Wirecard AG	1,600	179

		7,636

Hong Kong – 0.2%
AIA Group Ltd	13,800	118
ASM Pacific Technology Ltd	45,400	632
BOC Hong Kong Holdings Ltd	23,000	117
CK Asset Holdings Ltd	5,708	50
CK Hutchison Holdings Ltd	8,208	103
CK Infrastructure Holdings Ltd	57,438	493
CLP Holdings Ltd, Cl B	51,500	527
Galaxy Entertainment Group Ltd	6,000	48
HK Electric Investments & HK Electric Investments Ltd (C)	423,000	387
HKT Trust & HKT Ltd	435,920	555
Hong Kong & China Gas Co Ltd	220,173	432
Hutchison Port Holdings Trust, Cl U	584,226	243
Kerry Properties Ltd	13,000	59
Li & Fung Ltd	488,000	268
Link ‡	13,500	125
MGM China Holdings Ltd	30,000	91
Minth Group Ltd	18,000	109
MTR Corp Ltd	39,500	231
NWS Holdings Ltd	90,000	162
PCCW Ltd	888,000	516
Power Assets Holdings Ltd	44,602	376
Shangri-La Asia Ltd	82,000	186
SJM Holdings Ltd	52,000	47
Swire Pacific Ltd, Cl A	4,000	37
Swire Properties Ltd	18,400	59
Techtronic Industries Co Ltd	41,000	267
WH Group Ltd (C)	412,500	465
Wynn Macau Ltd	27,600	87
Yue Yuen Industrial Holdings Ltd	68,500	269

		7,059

Ireland – 0.1%
Accenture PLC, Cl A	1,029	157
Bank of Ireland Group PLC *	29,648	253
CRH PLC	8,888	320
Eaton Corp	2,114	167
Kerry Group PLC, Cl A	4,698	527
Paddy Power Betfair PLC	3,752	447

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Ryanair Holdings PLC ADR *	3,511	$366

		2,237

Israel – 0.1%
Azrieli Group Ltd	4,495	252
Bank Hapoalim BM	33,427	246
Bank Leumi Le-Israel BM	39,720	240
Bezeq The Israeli Telecommunication Corp Ltd	414,625	628
Check Point Software Technologies Ltd *	4,795	497
Elbit Systems Ltd	2,025	271
Frutarom Industries Ltd	4,713	443
Israel Chemicals Ltd	66,305	269
Mizrahi Tefahot Bank Ltd	12,761	236
Nice Ltd	6,158	558

		3,640

Italy – 0.2%
Assicurazioni Generali SpA	2,134	39
Atlantia SpA	3,095	98
CNH Industrial NV	12,849	172
Davide Campari-Milano SpA	24,000	186
Enel SpA	60,107	370
Eni SpA	16,512	274
EXOR NV	1,900	116
Ferrari NV	2,608	274
Fiat Chrysler Automobiles NV *	10,716	192
Leonardo SpA	10,324	123
Luxottica Group SpA	3,966	244
Mediobanca SpA	8,384	95
Prysmian SpA	5,661	185
Recordati SpA	6,200	276
Snam SpA	114,066	559
Telecom Italia SpA/Milano *	598,749	474
Tenaris SA	19,518	308
Terna Rete Elettrica Nazionale SpA	73,554	428
UnipolSai Assicurazioni SpA	31,346	73

		4,486

Japan – 0.6%
Aeon Co Ltd, Cl H	5,800	98
Air Water Inc	3,900	82
Aisin Seiki Co Ltd	1,500	84
Ajinomoto Co Inc	7,000	132
ANA Holdings Inc	2,000	84
Aozora Bank Ltd	3,100	121
Asahi Group Holdings Ltd	2,800	139
Asahi Kasei Corp	9,000	116
Astellas Pharma Inc	10,800	138
Bank of Kyoto Ltd/The	800	42
Calbee Inc	2,000	65
Canon Inc	2,600	97

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Central Japan Railway Co	400	$72
Chubu Electric Power Co Inc	13,000	162
Chugai Pharmaceutical Co Ltd	2,200	113
Chugoku Electric Power Co Inc/The	17,500	188
Credit Saison Co Ltd	5,700	104
Daicel Corp	3,800	43
Daito Trust Construction Co Ltd	500	102
Daiwa House Industry Co Ltd	3,000	115
Daiwa Securities Group Inc	13,000	82
Dentsu Inc	1,800	76
Eisai Co Ltd	2,000	114
Electric Power Development Co Ltd	6,100	164
FamilyMart UNY Holdings Co Ltd, Cl H	2,600	182
Fast Retailing Co Ltd	300	120
FUJIFILM Holdings Corp	3,100	127
Fukuoka Financial Group Inc	17,000	95
Hankyu Hanshin Holdings Inc	1,400	56
Hino Motors Ltd	3,600	47
Hirose Electric Co Ltd	840	123
Hisamitsu Pharmaceutical Co Inc	2,500	152
Hitachi Chemical Co Ltd	3,039	78
Idemitsu Kosan Co Ltd	9,400	378
Inpex Corp	30,200	378
J Front Retailing Co Ltd	5,200	98
Japan Prime Realty Investment Corp, Cl A ‡	24	76
Japan Real Estate Investment Corp ‡	16	76
Japan Retail Fund Investment Corp, Cl A ‡	32	59
JXTG Holdings Inc	59,700	385
Kamigumi Co Ltd	4,000	88
Kaneka Corp	12,000	110
Kansai Electric Power Co Inc/The	14,400	176
Kansai Paint Co Ltd	3,000	78
Kao Corp	1,800	122
KDDI Corp	12,700	316
Keikyu Corp	2,000	38
Keio Corp	1,700	75
Kikkoman Corp	2,500	101
Kirin Holdings Co Ltd	6,100	154
Konami Holdings Corp	2,056	113
Kyocera Corp	1,500	98
Kyushu Electric Power Co Inc	14,300	150
Lawson Inc	1,200	80
LIXIL Group Corp	3,000	81
M3 Inc	4,900	172
Marubeni Corp	5,000	36
Maruichi Steel Tube Ltd	3,200	94
McDonald’s Holdings Co Japan Ltd	1,723	76
Mebuki Financial Group Inc	19,230	81
Medipal Holdings Corp	6,500	127
MEIJI Holdings Co Ltd	1,300	111
Mitsubishi Chemical Holdings Corp, Cl B	4,700	52
Mitsubishi Motors Corp	8,800	64

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Mitsubishi Tanabe Pharma Corp	7,400	$153
Mitsui Chemicals Inc	1,800	58
Mizuho Financial Group Inc	45,700	83
Murata Manufacturing Co Ltd	500	67
NEC Corp	3,300	89
NGK Spark Plug Co Ltd	2,600	63
NH Foods Ltd	4,000	98
Nippon Building Fund Inc ‡	13	64
Nippon Prologis Inc ‡	36	76
Nippon Telegraph & Telephone Corp	8,100	381
Nisshin Seifun Group Inc	9,415	190
Nissin Foods Holdings Co Ltd	2,000	146
NOK Corp	3,300	77
Nomura Research Institute Ltd	2,178	101
NTT Data Corp	10,000	119
NTT DOCOMO Inc	16,700	394
Odakyu Electric Railway Co Ltd	3,300	71
Oji Holdings Corp	12,000	80
Ono Pharmaceutical Co Ltd	5,600	131
Oracle Corp Japan	1,200	99
Osaka Gas Co Ltd	15,600	300
Otsuka Holdings Co Ltd	3,400	149
Resona Holdings Inc	17,500	105
Ryohin Keikaku Co Ltd	200	62
Sankyo Co Ltd	2,500	79
Santen Pharmaceutical Co Ltd	7,500	118
Sekisui Chemical Co Ltd	3,000	60
Seven & i Holdings Co Ltd	2,100	87
Seven Bank Ltd	30,200	103
Shimadzu Corp	6,000	136
Shimizu Corp	8,200	85
Shin-Etsu Chemical Co Ltd, Cl A	1,100	112
Shizuoka Bank Ltd/The	8,000	83
Showa Shell Sekiyu KK	29,300	398
SoftBank Group Corp	3,800	301
Subaru Corp	2,200	70
Sumitomo Corp	6,500	110
Sumitomo Rubber Industries Ltd	3,400	63
Suntory Beverage & Food Ltd	2,800	124
Suzuken Co Ltd/Aichi Japan	3,360	138
Sysmex Corp	1,700	134
Taisei Corp	1,000	50
Taisho Pharmaceutical Holdings Co Ltd	1,800	144
Takeda Pharmaceutical Co Ltd	2,600	148
Teijin Ltd	4,800	107
Terumo Corp	3,500	166
Tobu Railway Co Ltd	3,400	110
Toho Co Ltd/Tokyo	2,600	90
Toho Gas Co Ltd	6,812	187
Tohoku Electric Power Co Inc	12,200	156
Tokyo Electric Power Co Holdings Inc *	32,000	127
Tokyo Gas Co Ltd	12,400	284

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Tokyu Corp	4,400	$70
Toray Industries Inc	10,000	94
TOTO Ltd	1,000	59
Toyo Seikan Group Holdings Ltd	1,900	31
Toyo Suisan Kaisha Ltd	3,000	128
Toyota Industries Corp	1,900	122
Toyota Motor Corp	1,700	109
Trend Micro Inc/Japan	1,900	108
Unicharm Corp	4,900	127
United Urban Investment Corp ‡	66	95
Yakult Honsha Co Ltd	1,800	136
Yamaguchi Financial Group Inc	9,000	107
Yamato Holdings Co Ltd	4,400	89
Yamazaki Baking Co Ltd	5,000	97

		15,854

Jersey – 0.0%
Randgold Resources Ltd	1,638	164

Luxembourg – 0.0%
RTL Group SA	682	55
SES SA, Cl A	6,648	104

		159

Netherlands – 0.2%
ABN AMRO Group NV (C)	1,275	41
Aegon NV	27,244	174
Akzo Nobel NV	2,588	227
Altice NV *	20,952	220
ArcelorMittal	4,213	137
ASML Holding NV	2,504	436
Boskalis Westminster	1,861	70
Heineken NV	1,925	201
ING Groep NV	10,046	185
Koninklijke Ahold Delhaize NV	11,506	253
Koninklijke DSM NV	3,445	330
Koninklijke KPN NV	91,067	318
Koninklijke Philips NV	10,132	384
Koninklijke Vopak NV	15,802	694
LyondellBasell Industries, Cl A	3,960	437
NN Group NV	3,780	164
NXP Semiconductors NV *	3,019	353
Randstad Holding NV	1,641	101
RELX NV	10,973	253
Unibail-Rodamco SE ‡	139	35
Unilever NV	3,312	187
Wolters Kluwer NV	4,597	240

		5,440

New Zealand – 0.1%
Auckland International Airport Ltd	73,862	340
Fisher & Paykel Healthcare Corp Ltd	28,000	286

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Fletcher Building Ltd	60,445	$327
Mercury NZ Ltd	170,027	407
Meridian Energy Ltd	228,612	476
Ryman Healthcare Ltd	58,689	442
Spark New Zealand Ltd	172,687	446

		2,724

Norway – 0.1%
DNB ASA, Cl A	9,226	172
Gjensidige Forsikring ASA	10,608	201
Marine Harvest ASA	17,907	304
Norsk Hydro ASA	35,069	267
Orkla ASA	30,555	325
Schibsted ASA, Cl B	10,678	285
Statoil ASA	21,582	462
Telenor ASA	22,751	489
Yara International ASA	6,358	293

		2,798

Panama – 0.0%
Carnival Corp	1,461	97

Portugal – 0.0%
Banco Espirito Santo SA *(D)	50,830	—
EDP - Energias de Portugal SA	85,324	295
Galp Energia SGPS SA	25,094	462
Jeronimo Martins SGPS SA	16,644	324

		1,081

Singapore – 0.1%
CapitaLand Commercial Trust	53,667	78
CapitaLand Ltd ‡	33,800	89
City Developments Ltd	7,600	71
DBS Group Holdings Ltd	7,800	145
Genting Singapore PLC	238,600	234
Global Logistic Properties Ltd	42,000	106
Golden Agri-Resources Ltd	1,474,000	408
Jardine Cycle & Carriage Ltd	8,200	250
Jardine Matheson Holdings Ltd	1,600	97
Keppel Corp Ltd	16,600	91
Oversea-Chinese Banking Corp Ltd	12,800	119
Sembcorp Industries Ltd	31,300	71
Singapore Airlines Ltd	21,300	170
Singapore Exchange Ltd	23,500	131
Singapore Press Holdings Ltd	176,700	350
Singapore Technologies Engineering Ltd	25,400	62
Singapore Telecommunications Ltd	142,700	381
StarHub Ltd	230,000	490
United Overseas Bank Ltd	5,300	105
UOL Group Ltd	7,072	47

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Wilmar International Ltd	116,800	$270

		3,765

Spain – 0.1%
Abertis Infraestructuras SA	5,513	123
ACS Actividades de Construccion y Servicios SA	2,833	111
Aena SME SA (C)	765	155
Amadeus IT Group SA, Cl A	8,664	625
Banco Bilbao Vizcaya Argentaria SA	10,923	93
Banco Santander SA	16,470	108
Bankia SA	20,227	97
CaixaBank SA	30,255	141
Enagas SA	17,465	501
Endesa SA	8,610	185
Ferrovial SA	4,529	103
Gas Natural SDG SA	6,561	152
Grifols SA	14,620	429
Iberdrola SA	26,058	202
Industria de Diseno Textil SA	9,200	321
Red Electrica Corp SA	8,320	187
Repsol SA, Cl A	18,382	325
Telefonica SA	25,289	247

		4,105

Sweden – 0.2%
Alfa Laval AB	3,670	87
Arjo AB *	16,980	48
Atlas Copco AB, Cl A	1,818	79
Atlas Copco AB, Cl B	1,891	73
Boliden AB	9,085	311
Electrolux AB	6,090	197
Essity AB, Cl B	7,171	204
Getinge AB, Cl B	20,407	297
Hennes & Mauritz AB, Cl B	6,668	138
Hexagon AB, Cl B	8,618	432
Husqvarna AB, Cl B	17,924	171
ICA Gruppen AB	7,278	265
Industrivarden AB, Cl C	4,865	120
Kinnevik AB	1,565	53
Lundin Petroleum AB *	20,915	480
Millicom International Cellular SA	3,667	248
Nordea Bank AB	6,982	85
Skandinaviska Enskilda Banken AB, Cl A	7,936	93
SKF AB, Cl B	8,542	190
Svenska Handelsbanken AB, Cl A	7,194	99
Swedbank AB, Cl A	4,910	119
Swedish Match AB	7,003	276
Tele2 AB, Cl B	24,845	306
Telefonaktiebolaget LM Ericsson, Cl B	53,405	351
Telia Co AB	65,127	291

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Volvo AB, Cl B	6,277	$117

		5,130

Switzerland – 0.2%
ABB Ltd	4,545	122
Adecco Group AG	1,187	91
Baloise Holding AG	496	77
Barry Callebaut AG	121	252
Chocoladefabriken Lindt & Spruengli AG	32	394
Cie Financiere Richemont SA	1,741	158
Coca-Cola HBC AG	3,429	112
Dufry AG *	1,505	224
EMS-Chemie Holding AG	353	236
Geberit AG	215	95
Givaudan SA	153	354
Kuehne + Nagel International AG	661	117
LafargeHolcim Ltd	1,540	87
Lonza Group AG	1,178	318
Nestle SA	1,850	159
Novartis AG	2,503	212
Partners Group Holding AG	322	221
Roche Holding AG	898	227
Schindler Holding AG	1,164	265
SGS SA, Cl B	41	107
Sika AG	37	294
Sonova Holding AG	1,666	260
Straumann Holding AG	271	191
Swatch Group AG/The	1,778	136
Swatch Group AG/The, Cl B	494	201
Swiss Life Holding AG	254	90
Swiss Re AG	978	92
Swisscom AG	1,199	638
TE Connectivity Ltd	1,862	177
Transocean *	21,055	225
Vifor Pharma AG	1,610	206
Zurich Insurance Group AG	87	26

		6,364

United Kingdom – 0.3%
Admiral Group PLC	3,076	83
Anglo American PLC	5,723	120
Antofagasta PLC	8,667	118
Associated British Foods PLC	2,191	84
AstraZeneca PLC	3,801	263
Auto Trader Group PLC (C)	48,359	231
Aviva PLC	4,112	28
Barratt Developments PLC	14,410	126
BP PLC	50,616	358
British American Tobacco PLC	1,681	114
BT Group PLC, Cl A	111,777	411
Bunzl PLC	3,000	84
Burberry Group PLC	1,376	33

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Capita PLC	2,265	$12
Carnival PLC	2,105	139
Centrica PLC	157,888	293
Cobham PLC	76,406	131
Compass Group PLC	7,733	167
ConvaTec Group PLC (C)	45,774	127
Croda International PLC	2,513	150
Diageo PLC	2,888	106
Dixons Carphone PLC	10,596	28
easyJet PLC	3,512	70
Experian PLC	2,610	58
G4S PLC	16,567	60
GlaxoSmithKline PLC	14,130	253
Glencore PLC	21,736	115
IMI PLC	1,574	28
Imperial Brands PLC	2,202	94
InterContinental Hotels Group PLC	1,219	78
Intertek Group PLC	544	38
ITV PLC	11,950	27
J Sainsbury PLC	21,670	71
John Wood Group PLC	11,705	103
Johnson Matthey PLC	1,866	78
Marks & Spencer Group PLC	10,789	46
Mediclinic International PLC	33,254	292
Micro Focus International PLC	5,267	180
National Grid PLC	24,779	293
Next PLC, Cl A	560	34
Pearson PLC	16,363	163
Persimmon PLC	1,979	73
Reckitt Benckiser Group PLC	1,075	101
RELX PLC	3,034	71
Rio Tinto Ltd	2,189	130
Rio Tinto PLC	1,309	70
Royal Dutch Shell PLC, Cl A	9,980	335
Royal Dutch Shell PLC, Cl B	9,674	328
Royal Mail PLC	6,924	42
RSA Insurance Group PLC	7,664	66
Sage Group PLC/The	34,684	374
Severn Trent PLC	8,989	263
Shire PLC	3,125	165
Sky PLC	5,534	76
Smith & Nephew PLC	15,129	264
Smiths Group PLC	4,570	92
SSE PLC	20,367	364
Standard Life Aberdeen PLC	3,369	20
Travis Perkins PLC	3,353	71
Unilever PLC	2,107	118
United Utilities Group PLC, Cl B	30,829	346
Vodafone Group PLC	136,374	434
Whitbread PLC	1,095	59
Wm Morrison Supermarkets PLC	34,659	103
Worldpay Group PLC (C)	57,601	332

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
WPP PLC	1,441	$26

		9,610

Total Foreign Common Stock (Cost $98,776) ($ Thousands)		123,296

COMMON STOCK – 3.7%
Consumer Discretionary – 0.4%
Advance Auto Parts	1,136	113
Amazon.com Inc, Cl A *	111	130
Aptiv PLC *	1,026	87
AutoNation Inc *	3,088	159
AutoZone Inc *	218	155
Bed Bath & Beyond Inc	3,904	86
Best Buy	2,195	150
BorgWarner Inc	2,080	106
CarMax Inc *	1,714	110
CBS Corp, Cl B	1,498	88
Charter Communications Inc, Cl A *	297	100
Chipotle Mexican Grill Inc, Cl A *	282	82
Comcast, Cl A	2,442	98
Darden Restaurants Inc	1,472	141
Discovery Communications, Cl C *	5,240	111
Discovery Communications Inc, Cl A *	4,903	110
DISH Network Corp, Cl A *	1,627	78
Dollar General	1,837	171
Dollar Tree Inc *	1,278	137
Expedia Inc	732	88
Foot Locker, Cl A	3,089	145
Ford Motor	8,016	100
Gap	5,746	196
Garmin Ltd	2,254	134
General Motors	2,986	122
Genuine Parts Co	1,553	148
Goodyear Tire & Rubber	2,895	94
H&R Block	4,738	124
Hanesbrands	6,692	140
Harley-Davidson, Cl A	1,846	94
Hasbro Inc	950	86
Home Depot Inc/The	660	125
Interpublic Group of Cos Inc/The	4,700	95
Kohl’s	4,005	217
L Brands Inc	2,667	161
Leggett & Platt Inc	1,629	78
Lennar Corp, Cl A	2,151	136
LKQ Corp *	2,987	121
Lowe’s	1,189	110
Macy’s	5,542	140
Marriott International Inc/MD, Cl A	1,166	158
Mattel Inc	6,081	94
McDonald’s Corp	689	119

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Michael Kors Holdings Ltd *	3,947	$248
Mohawk Industries Inc *	718	198
Netflix Inc *	483	93
News Corp	6,656	108
News Corp, Cl B	6,800	113
NIKE Inc, Cl B	3,230	202
Nordstrom Inc	1,762	83
Omnicom Group	1,422	104
O’Reilly Automotive Inc *	530	127
Priceline Group Inc/The *	50	87
PulteGroup	3,900	130
PVH Corp	1,182	162
Ralph Lauren Corp, Cl A	1,924	199
Ross Stores	2,214	178
Royal Caribbean Cruises Ltd	781	93
Scripps Networks Interactive Inc, Cl A	1,794	153
Signet Jewelers Ltd	2,361	134
Starbucks Corp	2,467	142
Tapestry Inc	3,725	165
Target, Cl A	2,518	164
TEGNA	7,208	101
Tiffany & Co	1,465	152
Time Warner Inc	1,132	104
TJX Cos Inc/The	2,072	158
Tractor Supply Co	2,314	173
TripAdvisor Inc *	3,872	133
Twenty-First Century Fox, Cl A	4,316	149
Twenty-First Century Fox Inc, Cl B	3,644	124
Ulta Beauty Inc *	470	105
Under Armour Inc, Cl A *	7,140	103
Under Armour Inc, Cl C *	7,753	103
VF Corp	2,986	221
Viacom, Cl B	1,904	59
Walt Disney	1,190	128
Whirlpool	397	67
Wyndham Worldwide Corp	1,355	157
Wynn Resorts Ltd	659	111
Yum! Brands Inc	2,076	169

		10,437

Consumer Staples – 0.4%
Altria Group Inc	3,905	279
Archer-Daniels-Midland	6,839	274
Brown-Forman Corp, Cl B	5,772	396
Campbell Soup	8,781	422
Church & Dwight Co Inc	7,728	388
Clorox Co/The	1,950	290
Coca-Cola Co/The	8,402	385
Colgate-Palmolive Co	4,415	333
Conagra Brands Inc	10,614	400
Constellation Brands Inc, Cl A	1,639	375
Costco Wholesale Corp	1,834	341

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coty Inc, Cl A	19,422	$386
CVS Health	4,302	312
Dr Pepper Snapple Group Inc	3,443	334
Estee Lauder Cos Inc/The, Cl A	3,029	385
General Mills Inc	6,706	398
Hershey Co/The	2,764	314
Hormel Foods Corp	11,944	435
JM Smucker	3,041	378
Kellogg Co	5,138	349
Kimberly-Clark Corp	2,808	339
Kraft Heinz Co/The	4,275	332
Kroger	11,876	326
McCormick & Co Inc/MD	4,402	449
Molson Coors Brewing Co, Cl B	4,460	366
Mondelez International Inc, Cl A	8,619	369
Monster Beverage Corp *	6,570	416
PepsiCo Inc	2,423	291
Philip Morris International	2,328	246
Procter & Gamble	3,530	324
Sysco Corp, Cl A	4,263	259
Tyson Foods, Cl A	5,625	456
Walgreens Boots Alliance	4,262	309
Wal-Mart Stores	3,510	347

		12,003

Energy – 0.3%
Anadarko Petroleum, Cl A	4,928	264
Andeavor	2,422	277
Apache Corp	5,099	215
Cabot Oil & Gas Corp	8,761	250
Chesapeake Energy Corp *	50,940	202
Chevron	2,251	282
Cimarex Energy Co	2,933	358
Concho Resources Inc *	2,397	360
ConocoPhillips	5,566	305
Devon Energy	7,486	310
EOG Resources Inc	2,565	277
EQT Corp	5,651	322
Exxon Mobil	2,881	241
Halliburton Co	5,364	262
Helmerich & Payne	5,012	324
Hess Corp	5,888	279
Kinder Morgan	12,379	224
Marathon Oil Corp	16,224	275
Marathon Petroleum	4,014	265
Murphy Oil Corp	10,332	321
National Oilwell Varco Inc, Cl A	8,276	298
Newfield Exploration Co *	8,020	253
Noble Energy Inc	8,457	246
Occidental Petroleum	4,454	328
ONEOK Inc	5,808	310
Phillips 66	2,695	273

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pioneer Natural Resources Co	1,705	$295
Range Resources	10,960	187
Schlumberger, Cl A	3,885	262
TechnipFMC PLC	8,997	282
Valero Energy	3,581	329
Williams Cos Inc/The	9,377	286

		8,962

Financials – 0.2%
Affiliated Managers Group Inc	586	120
Aflac	1,295	114
Allstate	963	101
American Express Co	950	94
American International Group Inc	1,242	74
Ameriprise Financial	614	104
Aon PLC	680	91
Arthur J Gallagher & Co	2,093	132
Assurant	976	98
Bank of America	3,101	92
Bank of New York Mellon Corp/The	1,593	86
BB&T	2,425	121
Berkshire Hathaway, Cl B *	698	138
BlackRock Inc	215	110
Capital One Financial	1,140	114
Cboe Global Markets Inc	639	80
Charles Schwab Corp/The	1,358	70
Chubb Ltd	852	125
Cincinnati Financial Corp	2,017	151
Citigroup	1,388	103
Citizens Financial Group	1,768	74
CME Group Inc	772	113
Comerica Inc	1,435	125
Discover Financial Services	1,159	89
E*TRADE Financial Corp *	1,387	69
Fifth Third Bancorp	3,964	120
Franklin Resources	2,773	120
Goldman Sachs Group	268	68
Hartford Financial Services Group	2,184	123
Huntington Bancshares Inc/OH	9,087	132
Intercontinental Exchange Inc	1,550	109
Invesco Ltd	3,033	111
JPMorgan Chase	873	93
KeyCorp	5,335	108
Leucadia National Corp	4,320	114
Lincoln National	1,000	77
Loews Corp	1,583	79
M&T Bank Corp	598	102
Marsh & McLennan	1,142	93
MetLife	1,562	79
Moody’s Corp	1,083	160
Morgan Stanley	1,873	98
Nasdaq Inc, Cl A	1,585	122

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Navient Corp	5,548	$74
Northern Trust Corp	1,046	104
People’s United Financial Inc	8,554	160
PNC Financial Services Group	607	88
Principal Financial Group, Cl A	1,498	106
Progressive Corp/The	2,497	141
Prudential Financial	736	85
Raymond James Financial Inc	1,182	106
Regions Financial	6,723	116
S&P Global Inc	545	92
State Street	770	75
SunTrust Banks	2,220	143
Synchrony Financial	3,561	138
T Rowe Price Group	1,887	198
Travelers	849	115
Unum Group	1,475	81
US Bancorp	2,336	125
Wells Fargo	1,955	119
XL Group Ltd	2,550	90
Zions Bancorporation	1,499	76

		6,728

Health Care – 0.4%
Abbott Laboratories	3,210	183
AbbVie	1,754	170
Aetna, Cl A	1,014	183
Agilent Technologies Inc	3,209	215
Alexion Pharmaceuticals Inc *	1,323	158
Allergan PLC	990	162
AmerisourceBergen, Cl A	1,376	126
Amgen, Cl A	840	146
Anthem	784	176
Baxter International Inc	2,892	187
Becton Dickinson	1,179	252
Biogen *	606	193
Boston Scientific Corp *	5,968	148
Bristol-Myers Squibb Co	2,871	176
Cardinal Health Inc	2,281	140
Celgene, Cl A *	1,787	187
Centene *	1,976	199
Cerner Corp *	3,217	217
Cigna	1,044	212
Cooper Cos Inc/The, Cl A	642	140
Danaher Corp, Cl A	1,722	160
DaVita Inc *	2,885	208
DENTSPLY SIRONA Inc	2,721	179
Edwards Lifesciences Corp, Cl A *	1,426	161
Eli Lilly & Co	1,884	159
Envision Healthcare Corp *	6,132	212
Express Scripts *	2,680	200
Gilead Sciences	2,209	158
HCA Healthcare	2,485	218

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Henry Schein Inc *	2,192	$153
Hologic Inc *	3,960	169
Humana Inc	697	173
IDEXX Laboratories Inc *	915	143
Illumina Inc *	1,071	234
Incyte Corp *	2,075	197
Intuitive Surgical Inc *	534	195
Johnson & Johnson	1,285	180
Laboratory Corp of America Holdings *	1,268	202
Mallinckrodt *	7,130	161
McKesson	792	124
Medtronic PLC	1,675	135
Merck	2,426	137
Mettler-Toledo International Inc *	275	170
Mylan *	3,267	138
Patterson Cos Inc	7,081	256
PerkinElmer Inc	2,942	215
Perrigo Co PLC	1,993	174
Pfizer	4,453	161
Quest Diagnostics Inc	2,292	226
Regeneron Pharmaceuticals Inc *	515	194
Stryker Corp	1,159	179
Teva Pharmaceutical Industries Ltd ADR	23,030	436
Thermo Fisher Scientific Inc	934	177
UnitedHealth Group	909	200
Universal Health Services, Cl B	1,717	195
Varian Medical Systems Inc *	1,691	188
Vertex Pharmaceuticals Inc *	1,215	182
Waters Corp *	930	180
Zimmer Biomet Holdings	1,214	147
Zoetis Inc, Cl A	2,499	180

		11,026

Industrials – 0.4%
3M	677	159
Acuity Brands Inc	803	141
Alaska Air Group	1,774	130
Allegion PLC	1,615	129
American Airlines Group	2,578	134
AMETEK Inc	2,335	169
Arconic Inc	5,255	143
Boeing	456	134
Caterpillar Inc, Cl A	676	107
CH Robinson Worldwide Inc	2,024	180
Cintas Corp	1,195	186
CSX Corp	2,266	125
Cummins Inc	871	154
Deere & Co	657	103
Delta Air Lines, Cl A	3,091	173
Dover Corp	1,914	193
Emerson Electric Co	2,411	168
Equifax Inc	1,030	121

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Expeditors International of Washington Inc	2,620	$170
Fastenal Co, Cl A	2,841	155
FedEx	581	145
Flowserve Corp	3,192	134
Fluor Corp	3,126	161
Fortive Corp	1,984	144
Fortune Brands Home & Security Inc	2,268	155
General Dynamics Corp	849	173
General Electric	3,393	59
Harris Corp	1,193	169
Honeywell International Inc	835	128
Illinois Tool Works	606	101
Ingersoll-Rand	1,653	147
Jacobs Engineering Group Inc	1,976	130
JB Hunt Transport Services Inc	832	96
Johnson Controls International plc	3,007	115
Kansas City Southern	1,165	123
L3 Technologies	894	177
Lockheed Martin Corp	518	166
Masco Corp	3,446	151
Nielsen Holdings PLC	2,902	106
Norfolk Southern Corp	1,093	158
Northrop Grumman Corp	572	176
PACCAR Inc	2,161	154
Parker-Hannifin Corp, Cl A	549	110
Pentair PLC	2,268	160
Quanta Services Inc *	3,494	137
Raytheon	1,052	198
Republic Services Inc	3,099	210
Robert Half International Inc	3,077	171
Rockwell Automation Inc	996	196
Rockwell Collins Inc	1,009	137
Roper Technologies Inc	228	59
Ryder System	2,196	185
Snap-on Inc	986	172
Southwest Airlines Co, Cl A	2,241	147
Stanley Black & Decker Inc	854	145
Stericycle Inc, Cl A *	2,628	179
Textron	2,415	137
TransDigm Group Inc	624	171
Union Pacific Corp	1,324	178
United Continental Holdings *	1,713	115
United Parcel Service Inc, Cl B	1,422	169
United Rentals Inc *	581	100
United Technologies Corp	1,125	144
Verisk Analytics Inc, Cl A *	1,825	175
Waste Management	2,667	230
WW Grainger	802	189
Xylem Inc/NY	1,487	101

		9,957

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Information Technology – 0.3%
Activision Blizzard Inc	2,166	$137
Adobe Systems Inc *	870	152
Advanced Micro Devices Inc *	7,885	81
Akamai Technologies Inc *	3,128	203
Alliance Data Systems Corp	484	123
Alphabet Inc, Cl A *	135	142
Alphabet Inc, Cl C *	107	112
Amphenol Corp, Cl A	1,663	146
Analog Devices Inc	1,714	153
Apple Inc	729	123
Applied Materials	3,039	155
Autodesk Inc, Cl A *	1,057	111
Automatic Data Processing	1,586	186
Broadcom Ltd	452	116
CA	4,037	134
Cisco Systems	4,373	168
Citrix Systems Inc *	1,812	159
Cognizant Technology Solutions Corp, Cl A	2,178	155
Corning, Cl B	4,549	146
CSRA Inc	4,599	138
DXC Technology	1,620	154
eBay Inc *	3,501	132
Electronic Arts Inc *	1,157	122
F5 Networks Inc, Cl A *	1,077	141
Facebook Inc, Cl A *	855	151
Fidelity National Information Services Inc, Cl B	1,370	129
Fiserv Inc, Cl A *	1,220	160
FLIR Systems Inc	4,599	214
Gartner Inc *	1,047	129
Global Payments Inc	1,650	165
Hewlett Packard Enterprise	8,829	127
HP	7,329	154
Intel	4,494	207
International Business Machines	793	122
Intuit Inc	1,040	164
Juniper Networks	4,939	141
KLA-Tencor Corp	1,572	165
Lam Research	760	140
Mastercard Inc, Cl A	656	99
Microchip Technology	1,703	150
Micron Technology *	2,580	106
Microsoft Corp	1,573	135
Motorola Solutions Inc	1,647	149
NetApp Inc	2,629	145
NVIDIA Corp	777	150
Oracle, Cl B	2,724	129
Paychex Inc	2,240	153
PayPal Holdings Inc *	1,429	105
Qorvo Inc *	1,591	106
QUALCOMM	2,828	181

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Red Hat Inc *	1,152	$138
salesforce.com Inc *	1,307	134
Seagate Technology	2,644	111
Skyworks Solutions	1,430	136
Symantec Corp, Cl A	4,111	115
Synopsys Inc *	1,972	168
Teradata Corp *	3,108	120
Texas Instruments Inc	1,935	202
Total System Services Inc	2,756	218
VeriSign Inc *	1,056	121
Visa Inc, Cl A	800	91
Western Digital	1,247	99
Western Union Co/The	7,451	142
Xerox	4,750	138
Xilinx Inc	2,202	148

		9,246

Materials – 0.3%
Air Products & Chemicals Inc	2,754	452
Albemarle Corp	3,380	432
Avery Dennison Corp	4,309	495
Ball Corp	6,952	263
CF Industries Holdings Inc	12,361	526
Eastman Chemical	3,217	298
Ecolab Inc	2,840	381
FMC Corp	4,104	389
Freeport-McMoRan, Cl B *	30,043	570
International Flavors & Fragrances Inc	2,706	413
International Paper	5,522	320
Martin Marietta Materials Inc, Cl A	1,465	324
Monsanto Co	2,890	338
Mosaic Co/The	17,155	440
Newmont Mining Corp	15,646	587
Nucor	6,312	401
PPG Industries Inc	2,761	323
Praxair Inc	2,704	418
Sealed Air Corp	7,243	357
Sherwin-Williams Co/The, Cl A	901	369
Vulcan Materials Co	2,659	341
WestRock Co	5,916	374

		8,811

Real Estate – 0.1%
Alexandria Real Estate Equities ‡	1,025	134
American Tower Corp, Cl A ‡	805	115
Apartment Investment & Management, Cl A ‡	2,812	123
AvalonBay Communities ‡	651	116
Boston Properties ‡	881	114
CBRE Group, Cl A *	3,263	141
Crown Castle International Corp ‡	1,247	138
Digital Realty Trust, Cl A ‡	1,000	114
Equinix ‡	207	94

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equity Residential ‡	1,670	$106
Essex Property Trust ‡	351	85
Extra Space Storage ‡	1,522	133
Federal Realty Investment Trust ‡	1,020	135
GGP ‡	3,887	91
HCP ‡	2,765	72
Host Hotels & Resorts ‡	7,223	143
Iron Mountain ‡	1,775	67
Kimco Realty ‡	6,490	118
Macerich ‡	1,962	129
Mid-America Apartment Communities Inc ‡	1,107	111
Prologis ‡	2,009	130
Public Storage ‡	541	113
Realty Income Corp ‡	2,310	132
Regency Centers ‡	1,875	130
Simon Property Group ‡	423	73
SL Green Realty Corp ‡	1,090	110
UDR ‡	2,944	113
Ventas ‡	1,347	81
Vornado Realty Trust ‡	1,108	87
Welltower ‡	1,515	97
Weyerhaeuser Co ‡	3,188	112

		3,457

Telecommunication Services – 0.4%
AT&T	92,731	3,605
CenturyLink Inc	250,833	4,184
Verizon Communications	59,022	3,124

		10,913

Utilities – 0.5%
AES Corp/VA	34,577	374
Alliant Energy Corp	13,217	563
Ameren	9,333	551
American Electric Power	6,545	481
American Water Works Co Inc	4,182	383
CenterPoint Energy	14,910	423
CMS Energy Corp	10,372	491
Consolidated Edison	5,764	490
Dominion Energy Inc	5,881	477
DTE Energy Co	4,364	478
Duke Energy Corp	4,970	418
Edison International	5,948	376
Entergy	5,814	473
Eversource Energy	7,484	473
Exelon	12,325	486
FirstEnergy	14,493	444
NextEra Energy Inc	3,440	537
NiSource Inc	18,717	480
NRG Energy Inc	14,637	417
PG&E	7,835	351
Pinnacle West Capital	5,992	510

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PPL Corp	11,490	$356
Public Service Enterprise Group	11,012	567
SCANA	9,671	385
Sempra Energy	4,307	460
Southern Co/The	9,237	444
WEC Energy Group Inc	7,761	516
Xcel Energy Inc	10,425	501

		12,905

Total Common Stock
(Cost $80,621) ($ Thousands)		104,445

	Face Amount (Thousands)
CORPORATE OBLIGATIONS – 1.9%

Consumer Discretionary – 0.0%
Toyota Motor Credit MTN
3.400%, 09/15/2021 (A)	$150	155
3.200%, 01/11/2027 (A)	750	764
University of Southern California
5.250%, 10/01/2111 (A)	100	126

		1,045

Consumer Staples – 0.1%
Coca-Cola
3.200%, 11/01/2023 (A)	500	519
1.150%, 04/01/2018 (A)	1,000	999
Colgate-Palmolive MTN
2.300%, 05/03/2022 (A)	250	248
Procter & Gamble
1.850%, 02/02/2021 (A)	250	247

		2,013

Energy – 0.2%
Chevron
4.950%, 03/03/2019 (A)	150	155
2.954%, 05/16/2026 (A)	1,000	1,000
2.100%, 05/16/2021 (A)	1,000	992
ExxonMobil
3.176%, 03/15/2024 (A)	500	516
Nexen Energy ULC
5.875%, 03/10/2035 (A)	100	122
Shell International Finance BV
3.250%, 05/11/2025 (A)	250	257
Statoil
2.450%, 01/17/2023 (A)	250	249
Total Capital
4.450%, 06/24/2020 (A)	750	789
XTO Energy
6.750%, 08/01/2037 (A)	300	427

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.500%, 12/15/2018 (A)	$750	$781

		5,288

Financials – 1.2%
African Development Bank
1.875%, 03/16/2020 (A)	500	498
Australia & New Zealand Banking Group NY MTN
2.250%, 06/13/2019 (A)	1,300	1,302
Bank of Montreal MTN
2.550%, 11/06/2022 (A)	250	248
1.900%, 08/27/2021 (A)	750	734
1.500%, 07/18/2019 (A)	1,000	990
Bank of New York Mellon
3.550%, 09/23/2021 (A)	200	207
Bank of Nova Scotia
4.375%, 01/13/2021 (A)	250	264
2.700%, 03/07/2022 (A)	500	500
Berkshire Hathaway
3.400%, 01/31/2022 (A)	150	156
2.750%, 03/15/2023 (A)	1,000	1,006
Canadian Imperial Bank of Commerce
1.600%, 09/06/2019 (A)	1,000	990
CME Group
3.000%, 09/15/2022 (A)	100	102
3.000%, 03/15/2025 (A)	1,000	1,011
Commonwealth Bank of Australia NY MTN
2.550%, 03/15/2021 (A)	1,750	1,751
Cooperatieve Rabobank UA
2.250%, 01/14/2019 (A)	1,000	1,001
HSBC Holdings
5.100%, 04/05/2021 (A)	250	269
International Bank for Reconstruction &
Development
1.875%, 10/07/2022 (A)	500	490
International Bank for Reconstruction &
Development MTN
1.375%, 05/24/2021 (A)	500	487
JPMorgan Chase Bank
1.650%, 09/23/2019 (A)	1,000	991
Kreditanstalt fuer Wiederaufbau
2.500%, 11/20/2024 (A)	1,500	1,498
2.375%, 08/25/2021 (A)	1,000	1,004
2.125%, 03/07/2022 (A)	500	497
2.125%, 06/15/2022 (A)	500	496
2.125%, 01/17/2023 (A)	500	494
1.875%, 11/30/2020 (A)	1,000	992
1.500%, 06/15/2021 (A)	500	488
Kreditanstalt fuer Wiederaufbau MTN
2.750%, 09/08/2020 (A)	1,000	1,016
Landwirtschaftliche Rentenbank
2.375%, 06/10/2025 (A)	250	248

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 10/01/2021 (A)	$2,000	$1,999
2.000%, 01/13/2025 (A)	250	241
1.875%, 09/17/2018 (A)	550	550
1.750%, 04/15/2019 (A)	200	199
1.375%, 10/23/2019 (A)	500	494
1.000%, 04/04/2018 (A)	200	200
Landwirtschaftliche Rentenbank MTN
1.750%, 07/27/2026 (A)	750	703
National Australia Bank
3.000%, 01/20/2023 (A)	200	202
1.875%, 07/12/2021 (A)	750	734
Oesterreichische Kontrollbank
1.875%, 01/20/2021 (A)	1,750	1,731
1.750%, 01/24/2020 (A)	1,000	993
1.625%, 03/12/2019 (A)	1,000	996
1.500%, 10/21/2020 (A)	750	736
Royal Bank of Canada MTN
1.500%, 07/29/2019 (A)	1,000	989
Svenska Handelsbanken
2.500%, 01/25/2019 (A)	200	201
Svenska Handelsbanken MTN
2.450%, 03/30/2021 (A)	1,000	999
Toronto-Dominion Bank MTN
2.125%, 04/07/2021 (A)	500	495
US Bank
2.125%, 10/28/2019 (A)	400	400
Wells Fargo Bank
1.750%, 05/24/2019 (A)	1,000	994
Wells Fargo Bank MTN
2.150%, 12/06/2019 (A)	500	499
Westpac Banking
4.875%, 11/19/2019 (A)	200	210
2.600%, 11/23/2020 (A)	1,000	1,004
2.000%, 08/19/2021 (A)	750	736

		36,035

Health Care – 0.1%
Johns Hopkins University
5.250%, 07/01/2019 (A)	18	19
Johnson & Johnson
5.950%, 08/15/2037 (A)	300	411
3.375%, 12/05/2023 (A)	500	523
2.450%, 03/01/2026 (A)	1,000	975
Novartis Securities Investment
5.125%, 02/10/2019 (A)	150	155
Sanofi
4.000%, 03/29/2021 (A)	150	158

		2,241

Industrials – 0.0%
3M MTN
5.700%, 03/15/2037 (A)	150	199

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035 (A)	$750	$812

		1,011

Information Technology – 0.2%
Alphabet
3.625%, 05/19/2021 (A)	150	157
Apple
3.250%, 02/23/2026 (A)	1,000	1,021
2.850%, 02/23/2023 (A)	1,000	1,013
2.400%, 05/03/2023 (A)	250	247
Automatic Data Processing
2.250%, 09/15/2020 (A)	500	501
Microsoft
3.700%, 08/08/2046 (A)	500	521
3.300%, 02/06/2027 (A)	1,000	1,032
2.125%, 11/15/2022 (A)	500	494

		4,986

Utilities – 0.1%
Duke Energy Carolinas
2.950%, 12/01/2026 (A)	1,000	993
Florida Power & Light
3.125%, 12/01/2025 (A)	1,000	1,017
Southern California Gas
5.125%, 11/15/2040 (A)	150	186

		2,196

Total Corporate Obligations (Cost $55,060) ($ Thousands)		54,815

	Shares
EXCHANGE TRADED FUND – 1.5%
Exchange Traded Fund – 1.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	341,704	41,537

Total Exchange Traded Fund (Cost $40,239) ($ Thousands)		41,537

PREFERRED STOCK – 0.0%
Consumer Discretionary – 0.0%
Porsche Automobil Holding SE, 0.000%	342	28
Volkswagen AG, 1.230%	65	13

		41

Consumer Staples – 0.0%
Henkel AG & Co KGaA, 0.000%	1,296	172

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Materials – 0.0%
FUCHS PETROLUB SE, 0.000%	1,520	$81

Total Preferred Stock (Cost $235) ($ Thousands)		294

	Number of Rights
RIGHTS – 0.0%
Transurban Group, Expires 01/22/2018 *	1	–
Safeway CVR - Casa Ley *‡‡	2,823	3
Safeway CVR - PDC *‡‡	2,823	–

Total Rights (Cost $–) ($ Thousands)		3

Total Investments in Securities -74.1% (Cost $2,042,004) ($ Thousands)		$2,118,648

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Amsterdam Index	158	Jan-2018	$20,430	$20,661	$(232)
Australian 10-Year Bond	1,693	Mar-2018	166,360	171,028	(1,144)
CAC40 10 Euro Index	284	Jan-2018	17,964	18,110	(256)
Canadian 10-Year Bond	1,409	Mar-2018	150,897	151,566	(1,681)
CBT 10-Year DSF	692	Mar-2018	68,002	67,978	(24)
CBT 5-Year DSF	122	Mar-2018	12,058	12,031	(27)
Coffee**	184	Mar-2018	9,055	8,708	(347)
Copper**	113	Mar-2018	8,747	9,324	577
Corn**	815	Mar-2018	14,838	14,293	(545)
Cotton No. 2**	238	May-2018	8,869	9,396	527
Cotton No. 2**	24	Mar-2018	814	944	130
Crude Oil**	647	Feb-2018	37,055	39,105	2,050
Dax Index	19	Mar-2018	7,319	7,364	(137)
Dax Index	82	Mar-2018	31,611	31,780	(536)
DJ Euro Stoxx 50 Index	1,441	Mar-2018	60,550	60,441	(1,451)
Dow Jones-UBS Commodity Index**	1,159	Mar-2018	9,762	10,222	460
Euro-Bob	628	Mar-2018	98,567	99,247	(561)
Euro-BTP	702	Mar-2018	116,081	114,761	(2,830)
Euro-Bund	2,451	Mar-2018	473,452	475,849	(3,149)
Euro-Buxl 30 Year Bond	157	Mar-2018	30,991	30,892	(557)
Feeder Cattle**	118	Apr-2018	8,549	8,441	(108)
Feeder Cattle**	34	Mar-2018	2,639	2,425	(214)
FTSE 100 Index	674	Mar-2018	66,629	69,640	2,002
FTSE MIB	73	Mar-2018	9,680	9,536	(338)
FTSE/JSE Top 40 Index	382	Mar-2018	15,695	16,407	287
Gasoil**	212	Mar-2018	12,012	12,704	692
Gasoline**	209	Mar-2018	15,051	15,917	866
Gold**	523	Feb-2018	66,899	68,476	1,577
Gold**	33	Apr-2018	4,323	4,336	13
H-shares Index	83	Jan-2018	6,190	6,227	39
Hang Seng Index	99	Jan-2018	18,731	18,963	241
IBEX	90	Jan-2018	10,806	10,830	(223)
ICE Brent Crude**	875	Mar-2018	54,679	58,135	3,456
ICE Brent Crude**	175	Feb-2018	10,807	11,702	895
Japanese 10-Year Bond	165	Mar-2018	219,462	220,850	(192)
Japanese 10-Year Bond E-MINI	1,221	Mar-2018	162,331	163,494	(111)
KC HRW Wheat**	40	Mar-2018	901	855	(46)
KOSPI 200 Index	48	Mar-2018	3,541	3,656	44
Lean Hogs**	200	Apr-2018	5,822	6,052	230
Lean Hogs**	43	Feb-2018	1,194	1,235	41
Live Cattle**	352	Apr-2018	17,151	17,237	86
Live Cattle**	165	Mar-2018	8,585	8,022	(563)
LME Copper**	233	Mar-2018	39,515	42,217	2,702

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
LME Lead**	37	Mar-2018	$2,342	$2,301	$(41)
LME Nickel**	145	Mar-2018	10,455	11,101	646
LME Primary Aluminum**	729	Mar-2018	39,159	41,398	2,239
LME Zinc**	253	Mar-2018	20,283	21,034	751
Long Gilt 10-Year Bond	1,294	Mar-2018	215,504	219,089	944
MSCI Emerging Markets E-MINI	1,836	Mar-2018	103,196	106,828	3,632
Natural Gas**	352	Feb-2018	9,947	10,229	282
Natural Gas**	66	Mar-2018	1,738	1,814	76
NY Harbor ULSD**	110	Mar-2018	8,662	9,442	780
NYMEX Cocoa**	571	May-2018	12,136	10,809	(1,327)
NYMEX Cocoa**	48	Mar-2018	970	908	(62)
OMX Index	262	Jan-2018	5,032	5,038	(150)
Russell 2000 Index E-MINI	1,821	Mar-2018	138,863	139,898	1,035
S&P - Goldman Sachs Commodity Index**	349	Jan-2018	36,620	38,560	1,940
S&P 500 Index	34	Mar-2018	22,648	22,746	98
S&P 500 Index E-MINI	3,732	Mar-2018	495,182	499,342	4,160
S&P Mid Cap 400 Index E-MINI	266	Mar-2018	50,318	50,604	286
S&P TSX 60 Index	189	Mar-2018	28,015	28,884	112
SGX S&P CNX Nifty Index	518	Jan-2018	10,916	10,939	23
Silver**	278	Mar-2018	23,705	23,832	127
Soybean**	72	May-2018	3,631	3,503	(128)
Soybean**	138	Mar-2018	6,882	6,636	(246)
Soybean Meal**	190	Mar-2018	6,180	6,019	(161)
Soybean Oil**	132	Mar-2018	2,675	2,634	(41)
Soybean Oil**	330	May-2018	6,642	6,619	(23)
SPI 200 Index	190	Mar-2018	21,935	22,366	(17)
Sugar No. 11**	115	Apr-2018	1,934	1,935	1
Sugar No. 11**	596	Feb-2018	9,634	10,120	486
TOPIX Index	604	Mar-2018	95,705	97,423	1,719
U.S. 10-Year Treasury Note	3,850	Mar-2018	479,525	477,580	(1,945)
U.S. 2-Year Treasury Note	241	Mar-2018	51,676	51,600	(76)
U.S. Long Treasury Bond	446	Mar-2018	68,327	68,238	(89)
Wheat**	416	Mar-2018	9,431	8,882	(549)

			$4,104,482	$4,149,408	$16,125

A list of the open forward foreign currency contracts held by the Fund at December 31, 2017 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/29/18	GBP	51,179	USD	68,732	$(556)
Barclays PLC	01/29/18	EUR	74,135	USD	88,110	(1,065)
Barclays PLC	01/30/18	CHF	5,700	USD	5,798	(67)
Brown Brothers Harriman	01/30/18	USD	8	EUR	7	–
Brown Brothers Harriman	01/30/18	JPY	11,174	USD	99	(1)
Citigroup	03/21/18	CAD	4	USD	3	–
Citigroup	03/21/18	USD	103	CAD	132	2
Citigroup	03/21/18	CHF	251	USD	256	(3)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/21/18	USD	359	CHF	351	$4
Citigroup	03/21/18	MXN	2,900	USD	149	3
Citigroup	03/21/18	BRL	4,300	USD	1,295	9
Citigroup	03/21/18	CNH	4,600	USD	689	(14)
Citigroup	03/21/18	USD	5,937	EUR	5,000	96
Citigroup	03/21/18	USD	6,941	HKD	54,130	(5)
Citigroup	03/21/18	TRY	9,500	USD	2,374	(74)
Citigroup	03/21/18	USD	20,274	CNH	135,100	387
Citigroup	03/21/18	USD	23,658	HUF	6,200,300	457
Citigroup	03/21/18	USD	33,044	INR	2,170,800	749
Citigroup	03/21/18	HKD	27,254	USD	3,495	3
Citigroup	03/21/18	HKD	10,382	USD	1,330	–
Citigroup	03/21/18	USD	44,557	PLN	158,523	1,095
Citigroup	03/21/18	USD	477	BRL	1,600	1
Citigroup	03/21/18	USD	44,203	BRL	145,000	(853)
Citigroup	03/21/18	GBP	50,308	USD	67,545	(675)
Citigroup	03/21/18	USD	55,108	TRY	223,300	2,426
Citigroup	03/21/18	USD	63,091	MXN	1,202,200	(2,503)
Citigroup	03/21/18	USD	67,703	KRW	73,770,400	1,392
Citigroup	03/21/18	INR	130,900	USD	1,992	(46)
Citigroup	03/21/18	EUR	252,796	USD	301,691	(3,310)
Citigroup	03/21/18	HUF	708,300	USD	2,685	(70)
Citigroup	03/22/18	ZAR	17,100	USD	1,174	(191)
Citigroup	03/22/18	USD	25,473	ZAR	361,800	3,414
JPMorgan Chase Bank	01/30/18	HKD	52,900	USD	6,772	(1)
UBS	01/30/18	GBP	7,100	USD	9,507	(106)
UBS	01/30/18	AUD	12,200	USD	9,343	(198)
UBS	01/30/18	CAD	13,600	USD	10,561	(300)
UBS	01/30/18	EUR	33,800	USD	40,084	(575)
UBS	01/30/18	JPY	1,785,700	USD	15,872	(7)

						$(582)

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

A list of open OTC swap agreements held by the Fund at December 31, 2017, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	Taiwan Index	Negative Price Return	Positive Price Return	At Maturity	01/17/2018	TWD	5,243	$5,360	$–	$75
JPMorgan Chase	Taiwan Index	Negative Price Return	Positive Price Return	At Maturity	01/17/2018	TWD	1,817	1,858	–	26
Bank of America	S&P CNX Nifty	Negative Price Return	Positive Price Return	At Maturity	01/25/2018	USD	4,401	4,413	–	12
JPMorgan Chase	S&P CNX Nifty	Negative Price Return	Positive Price Return	At Maturity	01/25/2018	USD	6,302	6,293	–	(9)
Bank of America	Hang Seng Index	Negative Price Return	Positive Price Return	At Maturity	01/30/2018	HKD	19,259	19,538	–	286
Bank of America	H–shares Index	Negative Price Return	Positive Price Return	At Maturity	01/30/2018	HKD	67,597	68,124	–	547
Bank of America	Taiwan Index	Negative Price Return	Positive Price Return	At Maturity	01/30/2018	USD	7,118	7,231	–	113
JPMorgan Chase	Taiwan Index	Negative Price Return	Positive Price Return	At Maturity	01/30/2018	USD	20,045	20,240	–	195
Merrill Lynch	Lean Hogs**	Negative Price Return	Positive Price Return	At Maturity	02/14/2018	USD	7,856	7,809	–	(47)
JPMorgan Chase	Bovespa Index	Negative Price Return	Positive Price Return	At Maturity	02/14/2018	BRL	12,018	12,510	–	518
Bank of America	Bovespa Index	Negative Price Return	Positive Price Return	At Maturity	02/14/2018	BRL	445	463	–	19
Merrill Lynch	WTI Crude Oil**	Negative Price Return	Positive Price Return	At Maturity	02/20/2018	USD	10,958	11,725	–	767
Citigroup	WTI Crude Oil**	Negative Price Return	Positive Price Return	At Maturity	02/20/2018	USD	28,277	30,039	–	1,762
Citigroup	Gold**	Negative Price Return	Positive Price Return	At Maturity	02/26/2018	USD	15,293	15,712	–	419
Merrill Lynch	Gold**	Negative Price Return	Positive Price Return	At Maturity	02/26/2018	USD	6,779	6,939	–	160
Citigroup	Sugar**	Negative Price Return	Positive Price Return	At Maturity	02/28/2018	USD	279	289	–	10
Citigroup	Brent Crude**	Negative Price Return	Positive Price Return	At Maturity	02/28/2018	USD	10,731	11,561	–	830
Citigroup	RBOB Gasoline**	Negative Price Return	Positive Price Return	At Maturity	02/28/2018	USD	1,460	1,523	–	63
Merrill Lynch	RBOB Gasoline**	Negative Price Return	Positive Price Return	At Maturity	02/28/2018	USD	2,664	2,818	–	154
Merrill Lynch	Sugar**	Negative Price Return	Positive Price Return	At Maturity	02/28/2018	USD	601	611	–	10
Merrill Lynch	Live Cattle**	Negative Price Return	Positive Price Return	At Maturity	02/28/2018	USD	12,840	12,106	–	(734)
Citigroup	Cotton No. 2**	Negative Price Return	Positive Price Return	At Maturity	03/07/2018	USD	4,033	4,639	–	606
Merrill Lynch	Cotton No. 2**	Negative Price Return	Positive Price Return	At Maturity	03/07/2018	USD	2,186	2,516	–	330
JPMorgan Chase	KOSPI 200 Index	Negative Price Return	Positive Price Return	At Maturity	03/08/2018	KRW	23,092	23,839	–	280
Bank of America	KOSPI 200 Index	Negative Price Return	Positive Price Return	At Maturity	03/08/2018	KRW	11,436	11,806	–	138
Bank of America	Euro–Bund	Negative Price Return	Positive Price Return	At Maturity	03/08/2018	EUR	107,876	108,333	–	(808)
Merrill Lynch	Wheat**	Negative Price Return	Positive Price Return	At Maturity	03/14/2018	USD	22	21	–	(1)
Citigroup	Wheat**	Negative Price Return	Positive Price Return	At Maturity	03/14/2018	USD	628	598	–	(30)
Citigroup	NYMEX Cocoa**	Negative Price Return	Positive Price Return	At Maturity	03/14/2018	USD	945	851	–	(94)
Merrill Lynch	Wheat**	Negative Price Return	Positive Price Return	At Maturity	03/14/2018	USD	183	171	–	(12)
Citigroup	Wheat**	Negative Price Return	Positive Price Return	At Maturity	03/14/2018	USD	3,669	3,458	–	(211)
Citigroup	Corn**	Negative Price Return	Positive Price Return	At Maturity	03/14/2018	USD	18,441	17,871	–	(570)
Merrill Lynch	Soybean Oil**	Negative Price Return	Positive Price Return	At Maturity	03/14/2018	USD	2,548	2,495	–	(53)
Citibank	Soybean Oil**	Negative Price Return	Positive Price Return	At Maturity	03/14/2018	USD	2,613	2,574	–	(39)
Merrill Lynch	Corn**	Negative Price Return	Positive Price Return	At Maturity	03/14/2018	USD	960	929	–	(31)
Merrill Lynch	NYMEX Cocoa**	Negative Price Return	Positive Price Return	At Maturity	03/14/2018	USD	378	341	–	(37)
Merrill Lynch	Soybean**	Negative Price Return	Positive Price Return	At Maturity	03/16/2018	USD	12,269	11,781	–	(488)
Bank of America	Swiss Market	Negative Price Return	Positive Price Return	At Maturity	03/16/2018	CHF	13,657	13,982	–	76
Citigroup	Soybean**	Negative Price Return	Positive Price Return	At Maturity	03/16/2018	USD	11,944	11,493	–	(451)
Merrill Lynch	Soybean Meal**	Negative Price Return	Positive Price Return	At Maturity	03/16/2018	USD	2,605	2,566	–	(39)
Citigroup	Soybean Meal**	Negative Price Return	Positive Price Return	At Maturity	03/16/2018	USD	4,156	4,119	–	(37)
JPMorgan Chase	Swiss Market	Negative Price Return	Positive Price Return	At Maturity	03/16/2018	CHF	8,202	8,370	–	19
Citigroup	LME Copper**	Negative Price Return	Positive Price Return	At Maturity	03/19/2018	USD	5,993	6,342	–	349
Citigroup	Zinc**	Negative Price Return	Positive Price Return	At Maturity	03/19/2018	USD	982	998	–	16
Citigroup	Nickel**	Negative Price Return	Positive Price Return	At Maturity	03/19/2018	USD	1,216	1,455	–	239
Citigroup	LME Aluminum**	Negative Price Return	Positive Price Return	At Maturity	03/19/2018	USD	1,414	1,476	–	62
Citigroup	LME Lead**	Negative Price Return	Positive Price Return	At Maturity	03/19/2018	USD	1,873	1,803	–	(70)
Citigroup	Silver**	Negative Price Return	Positive Price Return	At Maturity	03/27/2018	USD	251	257	–	6
Merrill Lynch	Silver**	Negative Price Return	Positive Price Return	At Maturity	03/27/2018	USD	85	86	–	1
Citigroup	Heating Oil**	Negative Price Return	Positive Price Return	At Maturity	03/28/2018	USD	4,617	4,979	–	362
Merrill Lynch	Heating Oil**	Negative Price Return	Positive Price Return	At Maturity	03/28/2018	USD	4,315	4,721	–	406

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized
Citigroup	Coffee**	Negative Price Return	Positive Price Return	At Maturity	03/29/2018	USD	4,856	$4,638	$–	$(218)
Merrill Lynch	Coffee**	Negative Price Return	Positive Price Return	At Maturity	03/29/2018	USD	981	946	–	(35)
Bank of America	U.S. 10– Year Treasury Note	Negative Price Return	Positive Price Return	At Maturity	03/29/2018	USD	347,594	346,463	–	(1,131)
Bank of America	Canadian 10–Year Bond	Negative Price Return	Positive Price Return	At Maturity	03/29/2018	CAD	1,277	1,291	–	(13)
Citigroup	Natural Gas**	Negative Price Return	Positive Price Return	At Maturity	03/31/2018	USD	1,408	1,482	–	74
Merrill Lynch	Gasoil**	Negative Price Return	Positive Price Return	At Maturity	03/31/2018	USD	6,499	7,071	–	572
Citigroup	Gasoil**	Negative Price Return	Positive Price Return	At Maturity	03/31/2018	USD	6,722	7,251	–	529
Merrill Lynch	Lean Hogs**	Negative Price Return	Positive Price Return	At Maturity	04/13/2018	USD	883	878	–	(5)
Citigroup	Gold**	Negative Price Return	Positive Price Return	At Maturity	04/26/2018	USD	1,576	1,577	–	1
Merrill Lynch	Gold**	Negative Price Return	Positive Price Return	At Maturity	04/26/2018	USD	524	525	–	1
Merrill Lynch	Live Cattle**	Negative Price Return	Positive Price Return	At Maturity	04/30/2018	USD	1,322	1,322	–	–

								$875,476	$–	$4,870

A list of open centrally cleared swap agreements held by the Fund at December 31, 2017, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
3-Month USD - LIBOR	2.00%	Quarterly	03/21/2023	USD	187,878	$(2,449)	$(1,990)	$(459)
3-Month USD - LIBOR	1.75%	Quarterly	03/21/2020	USD	499,532	(3,844)	(3,334)	(510)

						$(6,293)	$(5,324)	$(969)

Percentages are based on Net Assets of $2,860,748 ($ Thousands).

*	Non-income producing security.
**	Futures and swap contracts held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2017.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2017.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $11,659 ($ Thousands), representing 0.41% of the Net Assets of the Fund.
(D)	Level 3 security in accordance with fair value hierarchy.

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

Cl – Class

CNH – Chinese Offshore Yuan

CVR – Contingent Value Rights

DJ – Dow Jones

ETF – Exchange-Traded Fund

EUR – Euro

FTSE– Financial Times and Stock Exchange

GBP – British Pound Sterling

HKD – Hong Kong Dollar

HUF – Hungarian Forint

INR – Indian Rupee

JPY – Japanese Yen

JSE – Johannesburg Stock Exchange

KOSPI – Korea Composite Stock Price Index

KRW – Korean Won

LIBOR – London Interbank Offered Rate

LME – London Metal Exchange

Ltd. – Limited

MIB –Milano Italia Borsa

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

MXN – Mexican Peso

NYMEX – New York Mercantile Exchange

OTC – Over the Counter

PDC – Property Development Centers

PLC – Public Limited Company

PLN – Polish Zloty

RBOB – Reformulated Blendstock for Oxygenate Blending (gasoline production)

S&P– Standard & Poor’s

Ser – Series

SGX – Singapore Exchange

SPI – Share Price Index

TOPIX – Tokyo Stock Exchange

TRY – Turkish Lira

TSX – Toronto Stock Exchange

ULC – Unlimited Liability Company

USD – United States Dollar

ZAR – South African Rand

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Accumulation Fund (Continued)

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$1,365,259	$–	$1,365,259
Sovereign Debt	–	428,999	–	428,999
Foreign Common Stock	123,296	–	–	123,296
Common Stock	104,445	–	–	104,445
Corporate Obligations	–	54,815	–	54,815
Exchange Traded Fund	41,537	–	–	41,537
Preferred Stock	294	–	–	294
Rights	–	3	–	3

Total Investments in Securities	$276,669	$1,841,979	$–	$2,118,648

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$36,252	$–	$–	$36,252
Unrealized Depreciation	(20,127)	–	–	(20,127)
Forwards Contracts *
Unrealized Appreciation	–	10,038	–	10,038
Unrealized Depreciation	–	(10,620)	–	(10,620)
OTC Swaps
Total Return Swaps *
Unrealized Appreciation	–	10,033	–	10,033
Unrealized Depreciation	–	(5,163)	–	(5,163)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Depreciation	–	(969)	–	(969)

Total Other Financial Instruments	$16,125	$3,319	$–	$19,444

*Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES – 26.4%

Mortgage Related Securities – 0.1%

GSAA Home Equity Trust, Ser 2006-14, Cl A3A
1.802%, VAR ICE LIBOR USD 1 Month+0.250%, 09/25/2036	$450	$281
Soundview Home Loan Trust, Ser 2006- OPT3, Cl 2A4
1.802%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	1,360	1,255

		1,536

Other Asset-Backed Securities – 26.3%
A Voce CLO, Ser 2017-1A, Cl A1R
2.519%, VAR ICE LIBOR USD 3 Month+1.160%, 07/15/2026 (A)	2,200	2,215
AASET Trust, Ser 2017-1A, Cl A
3.967%, 05/16/2042 (A)	4,200	4,215
ABPCI Direct Lending Fund CLO II, Ser 2017- 1A, Cl A2
3.186%, VAR ICE LIBOR USD 3 Month+2.350%, 07/20/2029 (A)	1,000	1,012
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
2.428%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (A)	1,350	1,349
ACIS CLO, Ser 2013-1A, Cl ACOM
2.581%, VAR ICE LIBOR USD 3 Month+1.227%, 04/18/2024 (A)	749	752
ACIS CLO, Ser 2013-1A, Cl D
5.854%, VAR ICE LIBOR USD 3 Month+4.500%, 04/18/2024 (A)	800	811
ACIS CLO, Ser 2014-4A, Cl A
2.797%, VAR ICE LIBOR USD 3 Month+1.420%, 05/01/2026 (A)	500	501
AIM Aviation Finance, Ser 2015-1A, Cl B1
5.072%, 02/15/2040 (A)	741	725
Aimco CLO, Ser 2017-AA, Cl A
2.623%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2029 (A)	1,600	1,611
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
1.777%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)	854	153
ALM XIV, Ser 2014-14A, Cl C
4.828%, VAR ICE LIBOR USD 3 Month+3.450%, 07/28/2026 (A)	1,250	1,254
AMMC CLO XI, Ser 2012-11A
0.000%, 10/30/2023 (A)(C)	2,100	1,040
Anchorage Capital CLO, Ser 2017-4A, Cl A1AR
2.518%, VAR ICE LIBOR USD 3 Month+1.140%, 07/28/2026 (A)	1,500	1,504
Anchorage Credit Funding, Ser 2016-4A, Cl B
4.500%, 02/15/2035 (A)	1,000	1,010

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Apidos CLO X, Ser 2012-10A, Cl A
2.798%, VAR ICE LIBOR USD 3 Month+1.420%, 10/30/2022 (A)	$513	$514
Apollo Aviation Securitization Equity Trust, Ser 2014-1, Cl A
5.125%, 12/15/2029 (B)	3,578	3,578
Apollo Aviation Securitization Equity Trust, Ser 2014-1, Cl B
7.375%, 12/15/2029 (B)	3,452	3,452
Apollo Aviation Securitization Equity Trust, Ser 2016-2, Cl A
4.212%, 11/15/2041 (D)	903	906
Apollo Aviation Securitization Equity Trust, Ser 2016-2, Cl B
5.926%, 11/15/2041 (D)	1,174	1,176
Apollo Aviation Securitization Equity Trust, Ser 2016-2, Cl C
7.869%, 11/15/2041 (D)	792	794
Ares XXV CLO, Ser 2013-3A
0.000%, 01/17/2024 (A)(C)	750	1
Ares XXXIII CLO, Ser 2016-1A, Cl A1R
2.845%, VAR ICE LIBOR USD 3 Month+1.350%, 12/05/2025 (A)	1,700	1,713
Atlas Senior Loan Fund II, Ser 2012-2A
0.000%, 01/30/2024 (A)(C)	950	521
Atlas Senior Loan Fund III, Ser 2017-1A, Cl AR
2.252%, VAR ICE LIBOR USD 3 Month+0.830%, 11/17/2027 (A)	1,000	1,000
Atlas Senior Loan Fund V, Ser 2017-1A, Cl AR2
2.619%, VAR ICE LIBOR USD 3 Month+1.260%, 07/16/2029 (A)	1,700	1,711
Atrium X, Ser 2017-10A, Cl AR
2.309%, VAR ICE LIBOR USD 3 Month+0.950%, 07/16/2025 (A)	1,517	1,521
Avery Point III CLO, Ser 2013-3X, Cl COM
0.707%, 01/18/2025	3,000	2,490
B&M CLO, Ser 2014-1A, Cl A2
3.309%, VAR ICE LIBOR USD 3 Month+1.950%, 04/16/2026 (A)	450	453
Babson CLO, Ser 2012-2A, Cl SUB
0.000%, 05/15/2023 (A)(C)	3,000	36
Babson CLO, Ser 2014-IA, Cl SUB
0.000%, 07/20/2025 (A)(C)	2,400	1,140
Bank of America Student Loan Trust, Ser 2010-1A, Cl A
2.167%, VAR ICE LIBOR USD 3 Month+0.800%, 02/25/2043 (A)	217	218
Bayview Opportunity Master Fund IIa Trust, Ser 2017-RN5, Cl A1
3.105%, 08/28/2032 (A)	820	820

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN7, Cl A1
3.105%, 09/28/2032 (A)	$768	$767
Bayview Opportunity Master Fund IIIb Trust, Ser 2017-RN3, Cl A1
3.228%, 05/28/2032 (A)	391	390
Bayview Opportunity Master Fund IVb Trust, Ser 2017-NPL1, Cl A1
3.598%, 01/28/2032 (A)	921	660
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RN1, Cl A1
3.598%, 02/28/2032 (A)(B)	1,437	1,447
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RPL1, Cl A1
3.105%, VAR ICE LIBOR USD 3 Month+0.450%, 07/28/2032 (A)	744	745
Benefit Street Partners CLO II, Ser 2017-IIA, Cl A1R
2.609%, VAR ICE LIBOR USD 3 Month+1.250%, 07/15/2029 (A)	1,650	1,661
Brad Restructuring Trust, Ser 2014-1, Cl B
5.438%, 03/12/2026 (E)	779	785
Brazos Higher Education Authority, Ser 2005- 2, Cl A11
1.468%, VAR ICE LIBOR USD 3 Month+0.140%, 09/27/2021	106	106
Castlelake Aircraft Securitization Trust, Ser 2017-1, Cl A
3.967%, 07/15/2042	2,788	2,766
Catamaran CLO, Ser 2016-1A, Cl CR
4.476%, VAR ICE LIBOR USD 3 Month+2.850%, 12/20/2023 (A)	1,000	1,000
Cedar Funding II CLO, Ser 2017-1A, Cl A1R
2.766%, VAR ICE LIBOR USD 3 Month+1.230%, 06/09/2030 (A)	1,700	1,709
Cedar Funding V CLO, Ser 2016-5A, Cl A1
2.963%, VAR ICE LIBOR USD 3 Month+1.610%, 07/17/2028 (A)	2,000	2,019
Cerberus Loan Funding XVII, Ser 2016-3A, Cl A
3.889%, VAR ICE LIBOR USD 3 Month+2.530%, 01/15/2028 (A)	2,000	2,009
Cerberus Onshore II CLO, Ser 2014-1A, Cl C
4.709%, VAR ICE LIBOR USD 3 Month+3.350%, 10/15/2023 (A)	665	659
Cerberus Onshore II CLO, Ser 2014-1A, Cl D
5.509%, VAR ICE LIBOR USD 3 Month+4.150%, 10/15/2023 (A)	750	745
5.359%, VAR ICE LIBOR USD 3 Month+4.000%, 10/15/2023 (A)	137	136
Chesapeake Funding II, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	1,600	1,595

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust, Ser 2005-1, Cl A3
1.709%, VAR ICE LIBOR USD 3 Month+0.120%, 03/15/2026	$303	$303
Citigroup Mortgage Loan Trust, Ser 2005- OPT4, Cl M5
2.172%, VAR ICE LIBOR USD 1 Month+0.620%, 07/25/2035	500	498
Copper River CLO, Ser 2007-1A
0.000%, 01/20/2021 (A)(C)	3,000	332
Crestline Denali CLO, Ser 2017-1A, Cl A2LR
2.971%, VAR ICE LIBOR USD 3 Month+1.600%, 10/26/2027 (A)(E)	1,400	1,400
Crown Point CLO III, Ser 2017-3A, Cl A1BR
2.269%, VAR ICE LIBOR USD 3 Month+0.910%, 12/31/2027 (A)(E)	2,000	1,999
Cutwater, Ser 2017-1A, Cl A1AR
2.609%, VAR ICE LIBOR USD 3 Month+1.250%, 07/15/2026 (A)	1,600	1,599
DB Master Finance, Ser 2015-1A, Cl A2II
3.980%, 02/20/2045 (A)	1,021	1,042
Dryden Senior Loan Fund, Ser 2015-37A, Cl Q
0.212%, 04/15/2027 (A)	1,000	925
Dryden Senior Loan Fund, Ser 2015-41A, Cl SUB
1.337%, 01/15/2028 (A)(B)	1,600	1,128
ECAF I, Ser 2015-1A, Cl B1
5.802%, 06/15/2040 (A)	–	–
ECMC Group Student Loan Trust, Ser 2016-1A, Cl A
2.902%, VAR ICE LIBOR USD 1 Month+1.350%, 07/26/2066 (A)	976	993
Educational Funding of the South, Ser 2011- 1, Cl A2
2.017%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	418	418
EFS Volunteer No. 2, Ser 2012-1, Cl A2
2.902%, VAR ICE LIBOR USD 1 Month+1.350%, 03/25/2036 (A)	1,300	1,335
EFS Volunteer No. 3, Ser 2012-1, Cl A3
2.552%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (A)	800	800
Emerald Aviation Finance, Ser 2013-1, Cl B
6.350%, 10/15/2038 (A)	1,040	1,066
Falcon Aerospace, Ser 2017-1, Cl A
4.581%, 02/15/2042 (A)	1,464	1,480
Falcon Aerospace, Ser 2017-1, Cl B
6.300%, 02/15/2042 (A)	1,133	1,138
Fifth Street SLF II, Ser 2015-2A, Cl A2
4.188%, VAR ICE LIBOR USD 3 Month+2.810%, 09/29/2027 (A)	1,000	995

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Flagship VII, Ser 2017-7A, Cl A1R
2.483%, VAR ICE LIBOR USD 3 Month+1.120%, 01/20/2026 (A)	$1,100	$1,102
Flagship VII, Ser 2017-7A, Cl CR
3.713%, VAR ICE LIBOR USD 3 Month+2.350%, 01/20/2026 (A)	1,500	1,498
Fortress Credit BSL II, Ser 2017-2A, Cl A1FR
2.507%, VAR ICE LIBOR USD 3 Month+1.150%, 10/19/2025 (A)	2,500	2,505
Fortress Credit BSL II, Ser 2017-2A, Cl CR
3.857%, VAR ICE LIBOR USD 3 Month+2.500%, 10/19/2025 (A)	1,000	1,006
Fortress Credit Opportunities IX CLO, Ser 2017-9A, Cl A1T
2.966%, VAR ICE LIBOR USD 3 Month+1.550%, 11/15/2029 (A)	4,400	4,398
Fortress Credit Opportunities IX CLO, Ser 2017-9A, Cl B
3.366%, VAR ICE LIBOR USD 3 Month+1.950%, 11/15/2029 (A)	2,200	2,197
Fortress Credit Opportunities V CLO, Ser 2017-5A, Cl DR
5.600%, VAR ICE LIBOR USD 3 Month+4.250%, 10/15/2026 (A)	1,000	998
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl D
6.536%, VAR ICE LIBOR USD 3 Month+5.000%, 10/10/2026 (A)	1,000	989
Fortress Credit Opportunities VII CLO, Ser 2016-7A, Cl B
4.270%, VAR ICE LIBOR USD 3 Month+2.950%, 12/15/2028 (A)	2,000	2,020
Galaxy XVIII CLO, Ser 2017-18A, Cl AR
2.529%, VAR ICE LIBOR USD 3 Month+1.170%, 10/15/2026 (A)	1,800	1,805
Garrison Funding, Ser 2016-2A, Cl B
5.436%, VAR ICE LIBOR USD 3 Month+4.000%, 09/29/2027 (A)	1,000	999
GCAT, Ser 2017-1, Cl A1
3.375%, 03/25/2047 (A)	788	787
GCAT, Ser 2017-4, Cl A1
3.228%, 05/25/2022 (A)	535	536
GoldenTree Loan Opportunities IX, Ser 2016- 9A, Cl AR
2.748%, VAR ICE LIBOR USD 3 Month+1.370%, 10/29/2026 (A)	1,850	1,851
Golub Capital Partners CLO, Ser 2015-25A, Cl C
5.041%, VAR ICE LIBOR USD 3 Month+3.650%, 08/05/2027 (A)	1,000	991

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Golub Capital Partners CLO, Ser 2016-33A, Cl A
3.921%, VAR ICE LIBOR USD 3 Month+2.480%, 11/21/2028 (A)	$2,000	$2,004
Golub Capital Partners CLO, Ser 2017-16A, Cl BR
3.617%, VAR ICE LIBOR USD 3 Month+2.250%, 07/25/2029 (A)	2,000	2,016
Gramercy Park CLO, Ser 2012-1A, Cl SUB
2.178%, 07/17/2023 (A)(B)	1,100	32
Grayson CLO, Ser 2006-1A, Cl A2
1.787%, VAR ICE LIBOR USD 3 Month+0.410%, 11/01/2021 (A)	298	297
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/2023 (A)(C)	1,000	–
Great Lakes CLO, Ser 2014-1A
0.000%, 10/15/2029 (A)(C)(E)	462	415
GSAMP Trust, Ser 2002-HE2, Cl A1
2.541%, VAR ICE LIBOR USD 1 Month+1.040%, 10/20/2032 (A)	1,323	1,331
Halcyon Loan Advisors Funding, Ser 2012- 1A, Cl B
4.416%, VAR ICE LIBOR USD 3 Month+3.000%, 08/15/2023 (A)	500	499
Halcyon Loan Advisors Funding, Ser 2012- 2A, Cl C
4.476%, VAR ICE LIBOR USD 3 Month+2.850%, 12/20/2024 (A)	500	503
Halcyon Loan Advisors Funding, Ser 2013- 1A, Cl A1
2.509%, VAR ICE LIBOR USD 3 Month+1.150%, 04/15/2025 (A)	486	488
Halcyon Loan Advisors Funding, Ser 2017-1A, Cl A1R
2.484%, VAR ICE LIBOR USD 3 Month+1.130%, 04/18/2026 (A)	650	653
Hertz Vehicle Financing II, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (A)	1,000	997
Jamestown CLO VI, Ser 2017-6A, Cl A1AR
2.586%, VAR ICE LIBOR USD 3 Month+1.150%, 02/20/2027 (A)	1,700	1,708
Jamestown CLO X, Ser 2017-10A, Cl A1
2.720%, VAR ICE LIBOR USD 3 Month+1.250%, 07/17/2029 (A)	3,400	3,419
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A5
1.812%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2037	1,400	1,365
KVK CLO, Ser 2013-1A, Cl SUB
0.000%, 01/15/2028 (A)(C)	3,500	1,022

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ladder Capital Commercial Mortgage Trust, Ser FL1, Cl D
5.077%, VAR LIBOR USD 1 Month+3.600%, 09/15/2034 (A)	$1,000	$1,000
LCM XVI, Ser 2017-16A, Cl AR
2.389%, VAR ICE LIBOR USD 3 Month+1.030%, 07/15/2026 (A)	1,700	1,708
Lime Street CLO, Ser 2007-1A, Cl D
4.126%, VAR ICE LIBOR USD 3 Month+2.500%, 06/20/2021 (A)	750	744
LSTAR Securities Investment, Ser 2017-9, Cl A
3.022%, VAR ICE LIBOR USD 1 Month+1.550%, 12/01/2022 (A)	6,800	6,767
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (A)(C)(E)	750	–
Marathon CLO V, Ser 2017-5A, Cl A1R
2.311%, VAR ICE LIBOR USD 3 Month+0.870%, 11/21/2027 (A)	1,200	1,199
Marathon CLO V, Ser 2017-5A, Cl A2R
2.891%, VAR ICE LIBOR USD 3 Month+1.450%, 11/21/2027 (A)	1,000	999
Mariner CLO, Ser 2017-4A, Cl A
2.581%, VAR ICE LIBOR USD 3 Month+1.210%, 10/26/2029 (A)	2,650	2,649
Monroe Capital CLO, Ser 2017-1A, Cl AR
2.713%, VAR ICE LIBOR USD 3 Month+1.350%, 10/22/2026 (A)	1,600	1,599
Montana Higher Education Student Assistance, Ser 2012-1, Cl A3
2.333%, VAR ICE LIBOR USD 1 Month+1.050%, 07/20/2043	700	710
Mountain Hawk II CLO, Ser 2013-2A, Cl C
3.963%, VAR ICE LIBOR USD 3 Month+2.600%, 07/22/2024 (A)	1,000	999
Mountain Hawk II CLO, Ser 2013-2A, Cl D
4.513%, VAR ICE LIBOR USD 3 Month+3.150%, 07/22/2024 (A)	1,000	998
Mountain View CLO, Ser 2017-1A, Cl AR
2.599%, VAR ICE LIBOR USD 3 Month+1.240%, 10/15/2026 (A)	1,150	1,150
MP CLO VII, Ser 2017-1A, Cl A1R
2.370%, VAR ICE LIBOR USD 3 Month+0.840%, 04/18/2027 (A)	2,000	2,000
Navient Student Loan Trust, Ser 2016-2A, Cl A2
2.602%, VAR ICE LIBOR USD 1 Month+1.050%, 06/25/2065 (A)	750	758
Navient Student Loan Trust, Ser 2016-5A, Cl A
2.802%, VAR ICE LIBOR USD 1 Month+1.250%, 06/25/2065 (A)	2,009	2,052

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-7A, Cl A
2.702%, VAR ICE LIBOR USD 1 Month+1.150%, 03/25/2066 (A)	$1,060	$1,085
Navient Student Loan Trust, Ser 2017-2A, Cl A
2.602%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2066 (A)	2,241	2,268
Navient Student Loan Trust, Ser 2017-5A, Cl A
2.352%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (A)	3,496	3,518
NewMark Capital Funding CLO, Ser 2014- 2A, Cl E
6.135%, VAR ICE LIBOR USD 3 Month+4.800%, 06/30/2026 (A)	3,000	2,938
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl C1
4.667%, VAR ICE LIBOR USD 3 Month+3.300%, 07/25/2025 (A)	1,000	991
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl D
5.617%, VAR ICE LIBOR USD 3 Month+4.250%, 07/25/2025 (A)	750	730
Newstar Commercial Loan Funding, Ser 2014-1A, Cl C
4.963%, VAR ICE LIBOR USD 3 Month+3.600%, 04/20/2025 (A)	1,500	1,486
Newstar Commercial Loan Funding, Ser 2014-1A, Cl D
6.113%, VAR ICE LIBOR USD 3 Month+4.750%, 04/20/2025 (A)	750	741
Newstar Commercial Loan Funding, Ser 2017-1A, Cl CN
4.825%, VAR ICE LIBOR USD 3 Month+3.500%, 03/20/2027 (A)	750	750
Northstar Education Finance, Ser 2007-1
1.478%, 04/28/2030 (B)	256	255
Northwoods Capital XIV, Ser 2017-14A, Cl CR
3.759%, VAR ICE LIBOR USD 3 Month+2.450%, 11/12/2025 (A)	1,500	1,503
NRPL Trust, Ser 2015-1A, Cl A1
3.875%, 11/01/2054 (A)	1,577	1,575
N-Star REL CDO VIII, Ser 2006-8A, Cl A2
1.928%, VAR LIBOR USD 1 Month+0.360%, 02/01/2041 (A)	1,597	1,587
NXT Capital CLO, Ser 2017-1A, Cl B
3.713%, VAR ICE LIBOR USD 3 Month+2.350%, 04/20/2029 (A)	1,000	1,002
OCP CLO, Ser 2016-12A, Cl A1
2.924%, VAR ICE LIBOR USD 3 Month+1.570%, 10/18/2028 (A)	1,400	1,412
OCP CLO, Ser 2017-13A, Cl A1A
2.561%, VAR ICE LIBOR USD 3 Month+1.260%, 07/15/2030 (A)	1,700	1,710

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2017-7A, Cl A2AR
2.763%, VAR ICE LIBOR USD 3 Month+1.400%, 10/20/2026 (A)	$2,000	$1,998
OCP CLO, Ser 2017-8A, Cl A1R
2.203%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	1,950	1,950
Octagon Investment Partners XIX, Ser 2017- 1A, Cl AR
2.459%, VAR ICE LIBOR USD 3 Month+1.100%, 04/15/2026 (A)	1,100	1,104
Octagon Investment Partners, Ser 2017-1A, Cl A1R
2.341%, VAR ICE LIBOR USD 3 Month+0.900%, 05/21/2027 (A)	3,700	3,709
Octagon Loan Funding, Ser 2014-1X, Cl COMB
0.000%, 11/18/2026 (C)	4,800	4,134
OFSI Fund VI, Ser 2014-6A, Cl A1
2.389%, VAR ICE LIBOR USD 3 Month+1.030%, 03/20/2025 (A)	650	650
OFSI Fund VII, Ser 2017-7A, Cl AR
2.254%, VAR ICE LIBOR USD 3 Month+0.900%, 10/18/2026 (A)	600	603
OHA Credit Partners IX, Ser 2013-9A, Cl ACOM
0.000%, 10/20/2025 (A)(C)	2,000	1,766
Palmer Square Loan Funding, Ser 2017-1A, Cl A1
2.060%, VAR ICE LIBOR USD 3 Month+0.740%, 10/15/2025 (A)	1,800	1,802
Panhandle-Plains Higher Education Authority, Ser 2011-1, Cl A2
2.285%, VAR ICE LIBOR USD 3 Month+0.950%, 07/01/2024	667	668
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
2.702%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2065 (A)	1,095	1,114
Pinnacle Park CLO, Ser 2017-1A, Cl AR
2.619%, VAR ICE LIBOR USD 3 Month+1.260%, 04/15/2026 (A)	1,500	1,499
Popular ABS Mortgage Pass-Through Trust, Ser 2005-6, Cl A4
3.961%, 01/25/2036	1,000	981
Putnam Structured Product Funding, Ser 2003-1A, Cl A2
2.477%, VAR LIBOR USD 1 Month+1.000%, 10/15/2038 (A)	1,394	1,369
Raspro Trust, Ser 2005-1A, Cl B
1.988%, VAR LIBOR USD 3 Month+0.625%, 03/23/2024 (A)	4,649	4,439
Recette CLO, Ser 2017-1A, Cl AR
2.283%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (A)	2,600	2,607

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Recette CLO, Ser 2017-1A, Cl BR
2.663%, VAR ICE LIBOR USD 3 Month+1.300%, 10/20/2027 (A)	$1,000	$999
Regatta V Funding, Ser 2017-1A, Cl A1AR
2.527%, VAR ICE LIBOR USD 3 Month+1.160%, 10/25/2026 (A)	1,800	1,817
Scholar Funding Trust, Ser 2011-A, Cl A
2.278%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (A)	1,351	1,338
Scholar Funding Trust, Ser 2012-B, Cl A2
2.664%, VAR ICE LIBOR USD 1 Month+1.100%, 03/28/2046 (A)	1,501	1,501
Shackleton VII CLO, Ser 2016-7A, Cl CR
4.209%, VAR ICE LIBOR USD 3 Month+2.850%, 04/15/2027 (A)	1,000	998
Shackleton VIII CLO, Ser 2017-8A, Cl A2R
2.283%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (A)	4,500	4,498
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
2.789%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (A)	950	963
SLM Student Loan Trust, Ser 2004-8A, Cl A6
1.997%, VAR ICE LIBOR USD 3 Month+0.630%, 01/25/2040 (A)	650	650
SLM Student Loan Trust, Ser 2005-5, Cl A5
2.117%, VAR ICE LIBOR USD 3 Month+0.750%, 10/25/2040	250	248
SLM Student Loan Trust, Ser 2008-3, Cl A3
2.367%, VAR ICE LIBOR USD 3 Month+1.000%, 10/25/2021	535	538
SLM Student Loan Trust, Ser 2008-4, Cl A4
3.017%, VAR ICE LIBOR USD 3 Month+1.650%, 07/25/2022	354	363
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.067%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	991	1,022
SLM Student Loan Trust, Ser 2008-6, Cl A4
2.467%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	700	709
SLM Student Loan Trust, Ser 2008-8, Cl A4
2.867%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	400	410
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/2026 (A)	1,890	1,886
Sound Point CLO VI, Ser 2017-2A, Cl A1R
2.503%, VAR ICE LIBOR USD 3 Month+1.140%, 10/20/2026 (A)	850	855
Sound Point CLO XI, Ser 2016-1A, Cl A
3.013%, VAR ICE LIBOR USD 3 Month+1.650%, 07/20/2028 (A)	2,800	2,824

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sound Point CLO XI, Ser 2016-1A, Cl B1
3.763%, VAR ICE LIBOR USD 3 Month+2.400%, 07/20/2028 (A)	$800	$809
Sound Point CLO XV, Ser 2017-1A, Cl A
2.753%, VAR ICE LIBOR USD 3 Month+1.390%, 01/23/2029 (A)	2,050	2,058
Stanwich Mortgage Loan Trust, Ser 2016-NPA1
3.844%, 10/16/2046 (A)(B)	1,358	1,349
TCP Waterman CLO, Ser 2016-1A, Cl A2
4.589%, VAR ICE LIBOR USD 3 Month+3.000%, 12/15/2028 (A)	1,000	1,004
TCW CLO, Ser 2017-1A, Cl A
2.715%, VAR ICE LIBOR USD 3 Month+1.280%, 07/29/2029 (A)	1,700	1,707
Telos CLO, Ser 2017-6A, Cl CR
3.953%, VAR ICE LIBOR USD 3 Month+2.600%, 01/17/2027 (A)	1,000	998
THL Credit Wind River CLO, Ser 2017-1A, Cl A
2.694%, VAR ICE LIBOR USD 3 Month+1.340%, 04/18/2029 (A)	1,200	1,211
TICP CLO II, Ser 2017-2A, Cl A1AR
2.523%, VAR ICE LIBOR USD 3 Month+1.160%, 07/20/2026 (A)	4,500	4,516
TICP CLO III, Ser 2017-3A, Cl AR
2.543%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2027 (A)	1,600	1,607
TICP CLO VI, Ser 2016-6A, Cl A
2.909%, VAR ICE LIBOR USD 3 Month+1.550%, 01/15/2029 (A)	1,300	1,305
Tralee CLO III, Ser 2017-3A, Cl BRR
2.813%, VAR ICE LIBOR USD 3 Month+1.450%, 10/20/2027	2,300	2,301
Treman Park CLO, Ser 2015-1A, Cl COM
0.000%, 04/20/2027 (A)(C)	3,000	2,614
Trestles CLO, Ser 2017-1A, Cl A1A
2.594%, VAR ICE LIBOR USD 3 Month+1.290%, 07/25/2029 (A)	1,500	1,509
Turbine Engines Securitization, Ser 2013-1A, Cl A
5.125%, 12/13/2048 (A)	765	766
Turbine Engines Securitization, Ser 2013-1A, Cl B
6.375%, 12/13/2048 (A)	502	484
Venture XIX CLO, Ser 2016-19A, Cl CR
4.209%, VAR ICE LIBOR USD 3 Month+2.850%, 01/15/2027 (A)	1,000	998
Venture XVI CLO, Ser 2017-16A, Cl A1R
2.479%, VAR ICE LIBOR USD 3 Month+1.120%, 04/15/2026 (A)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Venture XVIII CLO, Ser 2017-18A, Cl AR
2.579%, VAR ICE LIBOR USD 3 Month+1.220%, 10/15/2029 (A)	$1,950	$1,949
VOLT LIV, Ser 2017-NPL1, Cl A1
3.500%, 02/25/2047 (A)	799	800
Voya CLO, Ser 2017-4A, Cl A1R
2.309%, VAR ICE LIBOR USD 3 Month+0.950%, 10/14/2026 (A)	2,500	2,501
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
1.692%, VAR ICE LIBOR USD 1 Month+0.140%, 07/25/2037 (A)	592	533
West CLO, Ser 2013-1A
0.000%, 11/07/2025 (A)(B)(C)	1,350	552
West CLO, Ser 2017-1A, Cl A1R
2.274%, VAR ICE LIBOR USD 3 Month+0.920%, 07/18/2026 (A)	1,250	1,253
Willis Engine Securitization Trust II, Ser 2012- A, Cl A
5.500%, 09/15/2037 (A)	1,328	1,328
Woodmont Trust, Ser 2017-2A, Cl B
3.704%, VAR ICE LIBOR USD 3 Month+2.350%, 07/18/2028 (A)	2,400	2,428
Woodmont Trust, Ser 2017-3A, Cl B
3.495%, VAR ICE LIBOR USD 3 Month+2.250%, 10/18/2029 (A)	1,000	994
York CLO 1, Ser 2017-1A, Cl AR
2.513%, VAR ICE LIBOR USD 3 Month+1.150%, 01/22/2027 (A)	1,800	1,806

		258,552

Total Asset-Backed Securities
(Cost $272,815) ($ Thousands)		260,088

CORPORATE OBLIGATIONS – 18.8%

Consumer Discretionary – 1.7%
21st Century Fox America
4.950%, 10/15/2045	250	294
Altice Financing
7.500%, 05/15/2026 (A)	3,815	4,063
AMC Entertainment Holdings
5.750%, 06/15/2025	850	840
AMC Networks
5.000%, 04/01/2024	400	405
Cablevision
6.500%, 06/15/2021 (A)	150	159
Carrols Restaurant Group
8.000%, 05/01/2022	350	368
CCO Holdings
5.750%, 02/15/2026 (A)	675	701
Cengage Learning
9.500%, 06/15/2024 (A)	150	136

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Charter Communications Operating
6.484%, 10/23/2045		$50	$58
4.908%, 07/23/2025		1,150	1,223
Clear Channel Worldwide Holdings
6.500%, 11/15/2022		550	554
Comcast
3.375%, 08/15/2025		300	308
DISH DBS
6.750%, 06/01/2021		1,850	1,943
EC Finance
2.375%, 11/15/2022 (A)	EUR	150	184
Europcar Groupe
4.125%, 11/15/2024 (A)		650	781
Ford Motor Credit
5.875%, 08/02/2021		$350	384
General Motors
3.500%, 10/02/2018		250	253
Gray Television
5.125%, 10/15/2024 (A)		250	249
Herc Rentals
7.750%, 06/01/2024 (A)		(500)	(549)
MDC Partners
6.500%, 05/01/2024 (A)		250	251
Nexstar Broadcasting
5.625%, 08/01/2024 (A)		1,150	1,187
Schaeffler Finance
4.750%, 05/15/2023 (A)		1,025	1,046
SFR Group
7.375%, 05/01/2026 (A)		400	411
Sirius XM Radio
5.375%, 04/15/2025 (A)		400	417
4.625%, 05/15/2023 (A)		250	255
Universal Entertainment MTN
8.500% cash/0% PIK, 08/24/2020 (A)		250	259
Virgin Media Secured Finance
5.000%, 04/15/2027	GBP	800	1,100

			17,280

Consumer Staples – 0.6%
Anheuser-Busch InBev Finance
4.900%, 02/01/2046		$725	840
Anheuser-Busch InBev Worldwide
4.950%, 01/15/2042		300	347
BAT International Finance
3.950%, 06/15/2025 (A)		425	443
2.750%, 06/15/2020 (A)		350	352
Beverages & More
11.500%, 06/15/2022 (A)		100	92
Central American Bottling
5.750%, 01/31/2027 (A)		180	189
CVS Health
5.125%, 07/20/2045		150	172

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 07/20/2025	$332	$342
Kraft Heinz Foods
4.375%, 06/01/2046	300	297
3.500%, 07/15/2022	350	358
Lindley
4.625%, 04/12/2023	190	196
Post Holdings
5.625%, 01/15/2028 (A)	800	804
Reynolds American
5.850%, 08/15/2045	250	312
4.450%, 06/12/2025	425	453
Sysco
4.850%, 10/01/2045	150	172
3.750%, 10/01/2025	350	364

		5,733

Energy – 3.4%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047 (A)	1,330	1,368
Antero Resources
5.125%, 12/01/2022	1,050	1,071
Apache
4.750%, 04/15/2043	350	360
4.250%, 01/15/2044	350	339
BreitBurn Energy Partners
9.250%, 05/18/2020 (E)(F)	813	813
Cheniere Energy Partners
5.250%, 10/01/2025 (A)	635	646
Chesapeake Energy
8.000%, 01/15/2025 (A)	750	757
ConocoPhillips
4.950%, 03/15/2026	500	568
3.350%, 11/15/2024	350	360
DCP Midstream Operating
5.600%, 04/01/2044	700	695
Devon Energy
5.850%, 12/15/2025	800	934
3.250%, 05/15/2022	200	204
Dolphin Energy
5.500%, 12/15/2021	220	239
Enterprise Products Operating
3.750%, 02/15/2025	500	516
3.700%, 02/15/2026	300	307
FTS International
9.089%, VAR ICE LIBOR USD 3 Month+7.500%, 06/15/2020 (A)	561	572
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019	310	334
Gazprom OAO Via Gaz Capital MTN
7.288%, 08/16/2037	200	247
GNL Quintero
4.634%, 07/31/2029	400	417

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Greenko Dutch BV
4.875%, 07/24/2022 (A)		$370	$375
Hess
7.300%, 08/15/2031		750	910
7.125%, 03/15/2033		600	724
6.000%, 01/15/2040		700	773
5.600%, 02/15/2041		1,350	1,456
KazMunayGas National JSC MTN
9.125%, 07/02/2018		600	618
Kinder Morgan
5.050%, 02/15/2046		175	182
Neerg Energy
6.000%, 02/13/2022 (A)		400	409
Noble Holding International
6.050%, 03/01/2041		900	616
Petroamazonas EP
4.625%, 11/06/2020 (A)		200	195
Petrobras Global Finance BV
7.375%, 01/17/2027		90	99
6.125%, 01/17/2022		730	775
5.999%, 01/27/2028 (A)		684	686
5.299%, 01/27/2025 (A)		340	341
Petroleos de Venezuela
6.000%, 10/28/2022		8,860	1,639
6.000%, 05/16/2024 (F)		4,870	1,097
6.000%, 11/15/2026 (F)		1,500	328
5.500%, 04/12/2037 (F)		130	31
5.375%, 04/12/2027 (F)		2,570	598
Petroleos Mexicanos
6.500%, 03/13/2027 (A)		420	459
6.375%, 02/04/2021		220	239
6.375%, 01/23/2045		30	30
5.500%, 06/27/2044		70	64
5.375%, 03/13/2022 (A)		180	191
4.875%, 01/24/2022		10	11
3.500%, 07/23/2020		100	101
Petroleos Mexicanos MTN
6.875%, 08/04/2026		700	794
6.750%, 09/21/2047 (A)		340	355
6.500%, 03/13/2027 (A)		370	404
5.125%, 03/15/2023	EUR	1,040	1,453
4.875%, 02/21/2028		100	133
Plains All American Pipeline
3.650%, 06/01/2022		$900	905
3.600%, 11/01/2024		175	171
Reliance Industries
3.667%, 11/30/2027 (A)		490	485
Schahin II Finance
5.875%, 09/25/2022 (A)(F)		1,737	191
SM Energy, 115925
6.750%, 09/15/2026		200	206
5.000%, 01/15/2024		775	747

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TOTAL MTN
2.625%, VAR EUR Swap Annual 5 Yr+2.148%, 12/29/2049	EUR	800	$1,011
Trinidad Drilling
6.625%, 02/15/2025 (A)		$200	190
Weatherford International
6.500%, 08/01/2036		150	123
Western Gas Partners
4.000%, 07/01/2022		200	204
Whiting Petroleum
5.750%, 03/15/2021		100	102
5.000%, 03/15/2019		425	436
Williams Partners
3.600%, 03/15/2022		1,700	1,739

			33,343

Financials – 6.2%
American Equity Investment Life Holding
5.000%, 06/15/2027		2,350	2,435
ASP AMC
8.000%, 05/15/2025 (A)		1,000	960
AXA
6.463%, VAR ICE LIBOR USD 3 Month+1.449%, 12/29/2049 (A)		1,250	1,275
Banco de Bogota
6.250%, 05/12/2026 (A)		580	625
4.375%, 08/03/2027 (A)		200	200
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.353%, 12/31/2049 (A)		340	372
Banco Regional SAECA
8.125%, 01/24/2019		290	303
Banco Santander
4.250%, 04/11/2027		800	829
Bank of America
6.300%, VAR ICE LIBOR USD 3 Month+4.553%, 12/29/2049		2,225	2,514
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 09/29/2049		150	166
Bank of America MTN
4.000%, 04/01/2024		650	687
Barclays
7.875%, VAR USD Swap Semi 30/360 5 Year Curr+6.772%, 12/29/2049		1,650	1,809
CaixaBank
6.750%, VAR EUR Swap Annual 5 Yr+6.498%, 12/31/2049	EUR	600	799
China Evergrande Group
8.250%, 03/23/2022		$400	424
CIC Receivables Master Trust
4.890%, 10/07/2021 (E)		2,109	2,178

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month+4.517%, 12/29/2049		$3,695	$4,076
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049		150	160
5.950%, VAR ICE LIBOR USD 3 Month+4.095%, 12/29/2049		700	731
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/31/2049		675	719
Citigroup Global Markets Holdings MTN
0.000%, 11/01/2018 (A)(G)	EGP	78,000	3,825
Credit Suisse Group
6.250%, VAR USD Swap Semi 30/360 5 Year Curr+3.455%, 12/31/2049 (A)		$200	217
Deutsche Bank
4.500%, 04/01/2025		950	964
Deutsche Bank NY
4.875%, VAR USD Swap Semi 30/360 5 Year Curr+2.553%, 12/01/2032		1,200	1,196
Encore Capital Group
5.625%, 08/11/2024 (E)		3,200	3,177
FBM Finance
8.250%, 08/15/2021 (A)		600	638
Goldman Sachs Group
5.300%, VAR ICE LIBOR USD 3 Month+3.834%, 12/29/2049		2,850	3,028
HSBC Holdings MTN
4.750%, VAR EUR Swap Annual 5 Yr+3.844%, 12/31/2049	EUR	750	955
International Lease Finance
7.125%, 09/01/2018 (A)		$500	516
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)		775	794
Itau CorpBanca
3.875%, 09/22/2019		250	255
Itau Unibanco Holding MTN
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.981%, 06/12/2166 (A)		320	323
Jefferies Finance
7.250%, 08/15/2024 (A)		850	872
Jefferies LoanCore
6.875%, 06/01/2020 (A)		200	206
JPMorgan Chase
6.100%, VAR ICE LIBOR USD 3 Month+3.330%, 10/29/2049		1,479	1,625
6.000%, VAR ICE LIBOR USD 3 Month+3.300%, 12/29/2049		724	778
5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 12/31/2049		800	830
5.000%, VAR ICE LIBOR USD 3 Month+3.320%, 12/29/2049		900	915

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KeyCorp
5.000%, VAR ICE LIBOR USD 3 Month+3.606%, 12/29/2049	$794	$818
MetLife
10.750%, 08/01/2039	850	1,422
9.250%, 04/08/2038 (A)	300	442
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810%, 12/29/2049	1,050	1,091
3.625%, 01/20/2027	900	921
Morgan Stanley MTN
3.950%, 04/23/2027	600	609
3.700%, 10/23/2024	900	930
Navient MTN
5.500%, 01/15/2019	600	610
Royal Bank of Scotland Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.800%, 12/29/2049	550	582
4.013%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2027	1,000	992
Sberbank of Russia Via SB Capital
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.023%, 02/26/2024	200	203
TC Ziraat Bankasi MTN
5.125%, 09/29/2023 (A)	200	195
TSG Entertainment Finance
6.250%, 09/22/2031 (E)	3,400	3,411
UniCredit
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.180%, 04/03/2049	1,050	1,149
Wells Fargo
5.900%, VAR ICE LIBOR USD 3 Month+3.110%, 12/29/2049	1,335	1,428
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 12/29/2049	2,725	3,018
Westpac Banking
5.000%, VAR USD ICE Swap 11:00 NY 5 Yr+2.888%, 09/21/2065	850	848

		61,045

Health Care — 1.2%
Allergan Funding SCS
3.800%, 03/15/2025	1,325	1,349
Becton Dickinson
3.363%, 06/06/2024	1,300	1,303
2.894%, 06/06/2022	1,300	1,292
Celgene
3.625%, 05/15/2024	700	720
CHS
8.000%, 11/15/2019	400	338

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Endo Dac
6.000%, 02/01/2025 (A)		$400	$310
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)		200	213
HCA
5.000%, 03/15/2024		1,175	1,222
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)		670	714
Mylan
3.950%, 06/15/2026		1,575	1,588
Polaris Intermediate
8.500%, 12/01/2022 (A)		200	208
UnitedHealth Group
4.750%, 07/15/2045		200	236
Valeant Pharmaceuticals International
5.375%, 03/15/2020 (A)		2,088	2,091

			11,584

Industrials – 0.9%
AECOM
5.125%, 03/15/2027		950	968
AerCap Ireland Capital DAC
4.625%, 07/01/2022		1,400	1,483
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)		350	383
CMA CGM
5.250%, 01/15/2025 (A)	EUR	570	681
Great Lakes Dredge & Dock
8.000%, 05/15/2022		$150	157
Hapag-Lloyd
5.125%, 07/15/2024 (A)	EUR	900	1,126
Jeld-Wen
4.875%, 12/15/2027 (A)		$200	202
4.625%, 12/15/2025 (A)		200	202
Multi-Color
4.875%, 11/01/2025 (A)		350	351
Norican
4.500%, 05/15/2023	EUR	450	522
Park-Ohio Industries
6.625%, 04/15/2027		$900	970
Princess Juliana International Airport Operating
5.500%, 12/20/2027 (A)(E)		847	745
RBS Global
4.875%, 12/15/2025 (A)		400	404
StandardAero Aviation Holdings
10.000%, 07/15/2023 (A)		435	476
Titan International
6.500%, 11/30/2023 (A)		200	204

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
XPO Logistics
6.125%, 09/01/2023 (A)		$(200)	$(212)

			8,662

Information Technology – 0.6%
Apple
4.650%, 02/23/2046		25	29
3.850%, 05/04/2043		400	416
Broadcom
3.875%, 01/15/2027 (A)		1,000	984
3.625%, 01/15/2024 (A)		900	895
CURO Financial Technologies
12.000%, 03/01/2022 (A)		1,100	1,210
Dell International
5.450%, 06/15/2023 (A)		1,250	1,351
EIG Investors
10.875%, 02/01/2024		100	111
Fidelity National Information Services
5.000%, 10/15/2025		84	93
First Data
5.000%, 01/15/2024 (A)		150	154
Hewlett Packard Enterprise
4.900%, 10/15/2025		600	633
Qorvo
6.750%, 12/01/2023		250	269
QUALCOMM
2.900%, 05/20/2024		600	585
Seagate HDD Cayman
4.750%, 01/01/2025		(600)	(589)

			6,141

Materials – 1.1%
ARD Finance
6.625% cash/0% PIK, 09/15/2023	EUR	750	960
Ardagh Packaging Finance
4.750%, 07/15/2027	GBP	700	953
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (A)		$2,350	2,744
Cemex
2.750%, 12/05/2024 (A)	EUR	230	278
Eldorado
6.125%, 12/15/2020 (A)		$300	297
Glencore Funding
4.000%, 04/16/2025 (A)		300	303
4.000%, 03/27/2027 (A)		525	527
Metinvest BV
9.373% cash/0% PIK, 12/31/2021		208	217
Mirabela Nickel
1.000%, 07/31/2044 (E)		3	–
Sherwin-Williams
3.450%, 06/01/2027		1,850	1,880

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sociedad Quimica y Minera de Chile
4.375%, 01/28/2025		$220	$231
Syngenta Finance MTN
1.250%, 09/10/2027	EUR	100	103
Valvoline
4.375%, 08/15/2025 (A)		$500	505
Yamana
4.950%, 07/15/2024		1,900	1,988

			10,986

Real Estate – 0.2%
American Tower
3.300%, 02/15/2021		350	357
EPR Properties
4.500%, 06/01/2027		600	603
Hospitality Properties Trust
5.250%, 02/15/2026		386	415
iStar
4.625%, 09/15/2020		530	538
VEREIT Operating Partnership
4.875%, 06/01/2026		400	423

			2,336

Sovereign – 0.1%
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		600	607
Third Pakistan International Sukuk
5.625%, 12/05/2022 (A)		480	480

			1,087

Telecommunication Services – 2.2%
AT&T
4.250%, 03/01/2027		900	918
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024		200	207
Digicel
6.000%, 04/15/2021		400	394
Digicel Group
6.750%, 03/01/2023 (A)		320	315
GTH Finance BV
7.250%, 04/26/2023		220	247
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)		650	625
7.250%, 10/15/2020		3,070	2,886
5.500%, 08/01/2023		850	695
Mauritius Investment
6.500%, 10/13/2026 (A)		320	345
Millicom International Cellular
5.125%, 01/15/2028 (A)		280	280
SoftBank Group
5.250%, 07/30/2027	EUR	850	1,144

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sprint
7.875%, 09/15/2023		$950	$1,012
7.250%, 09/15/2021		1,850	1,958
Sprint Communications
11.500%, 11/15/2021		650	785
7.000%, 03/01/2020 (A)		600	642
7.000%, 08/15/2020		500	530
Telecom Italia
5.303%, 05/30/2024 (A)		1,750	1,868
Telecom Italia Capital
6.000%, 09/30/2034		500	561
Telefonica Europe BV
5.875%, VAR EUR Swap Annual 10 Yr+4.301%, 03/31/2049	EUR	800	1,114
Verizon Communications
5.150%, 09/15/2023		$525	584
4.862%, 08/21/2046		275	287
Wind Tre
5.000%, 01/20/2026 (A)		340	320
2.625%, 01/20/2023 (A)	EUR	1,300	1,528
Windstream Services
8.625%, 10/31/2025 (A)		$1,055	1,016
7.750%, 10/15/2020		675	570
7.750%, 10/01/2021		650	481

			21,312

Utilities – 0.6%
Dynegy
8.125%, 01/30/2026 (A)		1,750	1,912
Electricite de France MTN
4.125%, VAR EUR Swap Annual 8 Yr+2.441%, 01/29/2049	EUR	800	1,025
Enel
8.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.880%, 09/24/2073 (A)		$200	249
7.750%, VAR GBP Swap 5 Yr+5.662%, 09/10/2075	GBP	200	311
Eskom Holdings SOC
7.125%, 02/11/2025		$240	245
Ferrellgas
6.750%, 06/15/2023		941	863
6.500%, 05/01/2021		699	655
Greenko Investment
4.875%, 08/16/2023 (A)		410	406

			5,666

Total Corporate Obligations (Cost $184,386) ($ Thousands)			185,175

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT – 14.7%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)		$320	$316
3.125%, 05/03/2026		850	839
3.125%, 10/11/2027 (A)		810	792
Argentina Bonar Bonds
26.555%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/01/2020	ARS	3,600	195
26.055%, VAR 30-35d Argentina BADLAR Private Banks+2.750%, 03/01/2018		150	8
Argentina POM Politica Monetaria
28.750%, VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/2020		500	29
Argentina Treasury Bond BONCER
2.500%, 07/22/2021		1,575	109
Argentine Bonos del Tesoro
16.000%, 10/17/2023		130	7
15.500%, 10/17/2026		10	–
Argentine Republic Government International Bond
8.280%, 12/31/2033		$112	130
7.820%, 12/31/2033 (F)	EUR	230	320
7.820%, 12/31/2033 (F)		220	309
7.500%, 04/22/2026		$1,460	1,653
7.125%, 07/06/2036		1,180	1,278
7.125%, 06/28/2117 (A)		630	649
6.875%, 04/22/2021		260	283
6.875%, 01/26/2027		990	1,082
6.250%, 11/09/2047	EUR	110	134
5.250%, 01/15/2028		760	949
3.750%, 03/31/2019 (H)		$1,120	823
3.380%, 03/31/2019 (H)	EUR	70	61
3.375%, 01/15/2023		790	967
Bahrain Government International Bond
7.000%, 10/12/2028 (A)		$230	234
6.750%, 09/20/2029 (A)		380	374
Banco Santander
6.250%, VAR EUR Swap Annual 5 Yr+5.410%, 03/12/2049	EUR	600	753
Bermuda Government International Bond
3.717%, 01/25/2027 (A)		$240	243
Bulgaria Government International Bond MTN
3.125%, 03/26/2035	EUR	170	230
3.000%, 03/21/2028		200	276
Chile Government International Bond
3.860%, 06/21/2047		$380	390
3.125%, 01/21/2026		1,220	1,237
Colombia Government International Bond
5.000%, 06/15/2045		1,900	2,009

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.500%, 01/28/2026		$200	$213
4.000%, 02/26/2024		200	208
3.875%, 04/25/2027		200	204
2.625%, 03/15/2023		660	645
Costa Rica Government International Bond
7.158%, 03/12/2045		880	924
5.625%, 04/30/2043		400	353
Croatia Government International Bond
3.000%, 03/20/2027	EUR	100	129
Denmark Treasury Bill
0.000%, 03/01/2018 (G)	DKK	81,020	13,082
Dominican Republic International Bond
6.875%, 01/29/2026		$960	1,096
6.850%, 01/27/2045		660	741
6.600%, 01/28/2024		300	336
5.875%, 04/18/2024		3,090	3,327
5.500%, 01/27/2025		220	233
Eastern and Southern African Trade and Development Bank MTN
5.375%, 03/14/2022		210	219
Ecuador Government International Bond
10.750%, 03/28/2022		200	234
9.650%, 12/13/2026 (A)		900	1,033
9.625%, 06/02/2027 (A)		1,150	1,317
8.875%, 10/23/2027 (A)		1,500	1,650
7.950%, 06/20/2024		1,290	1,370
Egypt Government International Bond MTN
8.500%, 01/31/2047		420	482
6.125%, 01/31/2022		260	272
El Salvador Government International Bond
8.625%, 02/28/2029 (A)		240	281
7.750%, 01/24/2023		10	11
7.650%, 06/15/2035		230	249
6.375%, 01/18/2027		466	474
France Treasury Bill BTF DN
0.000%, 01/10/2018 (G)	EUR	3,290	3,951
0.000%, 01/31/2018 (G)		3,290	3,953
0.000%, 02/07/2018 (G)		4,200	5,047
Ghana Government International Bond
10.750%, 10/14/2030		$210	289
Gohl Capital
4.250%, 01/24/2027		520	533
Guatemala Government Bond
5.750%, 06/06/2022		700	754
4.875%, 02/13/2028		210	217
4.500%, 05/03/2026 (A)		970	980
4.375%, 06/05/2027		200	199
4.375%, 06/05/2027 (A)		790	788
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023 (A)		1,930	1,965
Honduras Government International Bond
7.500%, 03/15/2024		660	738

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Hungary Government International Bond
6.375%, 03/29/2021		$540	$599
5.375%, 02/21/2023		130	145
4.000%, 03/25/2019		30	31
Indonesia Government International Bond MTN
5.875%, 01/15/2024		1,130	1,285
4.750%, 01/08/2026		2,270	2,466
4.625%, 04/15/2043		230	239
4.350%, 01/08/2027 (A)		320	339
4.125%, 01/15/2025		300	311
3.850%, 07/18/2027 (A)		1,170	1,200
3.750%, 06/14/2028 (A)	EUR	200	277
3.700%, 01/08/2022 (A)		$450	462
3.375%, 04/15/2023		310	313
3.375%, 07/30/2025	EUR	1,390	1,884
2.625%, 06/14/2023 (A)		300	389
2.150%, 07/18/2024 (A)		340	428
Ivory Coast Government International Bond
6.375%, 03/03/2028		$210	222
Japan Treasury Discount Bill
0.000%, 02/13/2018 (G)	JPY	1,478,000	13,122
Kaisa Group Holdings
9.375%, 06/30/2024		$200	195
Kenya Government International Bond
6.875%, 06/24/2024		1,510	1,607
Kuwait International Government Bond
3.500%, 03/20/2027		200	203
Lebanon Government International Bond
6.850%, 03/23/2027		170	164
6.750%, 11/29/2027		190	181
6.650%, 02/26/2030		70	64
6.200%, 02/26/2025		40	38
Macedonia Government International Bond
5.625%, 07/26/2023	EUR	350	486
5.625%, 07/26/2023 (A)		350	485
Mexican Bonos
8.500%, 11/18/2038	MXN	980	54
8.000%, 12/07/2023		1,396	73
8.000%, 11/07/2047		48	2
7.750%, 11/23/2034		1,954	100
6.500%, 06/10/2021		7,950	392
Mexico Government International Bond
4.600%, 02/10/2048		$1,220	1,205
4.000%, 10/02/2023		520	544
3.625%, 03/15/2022		70	73
Mongolia Government International Bond MTN
8.750%, 03/09/2024		200	230
5.625%, 05/01/2023 (A)		210	212
Nigeria Government International Bond
7.875%, 02/16/2032		810	915

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
7.625%, 11/28/2047 (A)		$200	$215
6.750%, 01/28/2021		207	220
6.500%, 11/28/2027 (A)		360	375
6.375%, 07/12/2023		200	212
5.625%, 06/27/2022		190	197
Pakistan Government International Bond
8.250%, 04/15/2024		210	231
8.250%, 09/30/2025		370	411
6.875%, 12/05/2027 (A)		1,410	1,414
Paraguay Government International Bond
6.100%, 08/11/2044		350	399
5.000%, 04/15/2026 (A)		440	473
4.700%, 03/27/2027 (A)		570	597
4.625%, 01/25/2023		550	576
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026		200	211
4.550%, 03/29/2026 (A)		330	348
4.150%, 03/29/2027 (A)		1,090	1,126
3.400%, 03/29/2022 (A)		200	203
Philippine Government International Bond
5.500%, 03/30/2026		200	236
Province of Santa Fe
7.000%, 03/23/2023 (A)		150	162
7.000%, 03/23/2023		150	162
Provincia de Buenos Aires
26.955%, VAR 30-35d Argentina BADLAR Private Banks+3.830%, 05/31/2022	ARS	2,070	114
Provincia de la Rioja
9.750%, 02/24/2025 (A)		$270	299
Raiffeisen Bank International
6.125%, VAR EUR Swap Annual 5 Yr+5.954%, 12/15/2165	EUR	800	1,039
Republic of Azerbaijan International Bond
3.500%, 09/01/2032 (A)		$160	138
Republic of South Africa Government Bond
9.000%, 01/31/2040	ZAR	785	59
8.875%, 02/28/2035		3,910	297
8.750%, 01/31/2044		4,050	294
8.250%, 03/31/2032		3,865	286
8.000%, 01/31/2030		1,310	97
7.000%, 02/28/2031		6,370	428
6.500%, 02/28/2041		660	38
6.250%, 03/31/2036		2,320	135
Republic of South Africa Government International Bond
5.650%, 09/27/2047		$1,520	1,551
4.850%, 09/27/2027		640	647
4.300%, 10/12/2028		400	386
Republic of Suriname
9.250%, 10/26/2026 (A)		340	366
9.250%, 10/26/2026		400	430

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Republic of Tajikistan International Bond
7.125%, 09/14/2027 (A)		$200	$191
Romanian Government International Bond
MTN
3.875%, 10/29/2035	EUR	570	751
2.375%, 04/19/2027 (A)		230	283
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047 (A)		$200	209
4.875%, 09/16/2023 (A)		400	433
4.750%, 05/27/2026		1,800	1,909
4.750%, 05/27/2026 (A)		200	212
4.500%, 04/04/2022 (A)		200	212
4.250%, 06/23/2027 (A)		800	824
South Africa Government International Bond
5.875%, 05/30/2022		100	109
5.875%, 09/16/2025		760	827
Sri Lanka Government International Bond
6.850%, 11/03/2025		790	872
6.825%, 07/18/2026 (A)		250	275
6.825%, 07/18/2026		210	231
6.200%, 05/11/2027 (A)		380	401
6.125%, 06/03/2025		200	211
5.875%, 07/25/2022		470	496
5.750%, 01/18/2022 (A)		200	209
Turkey Government International Bond
7.375%, 02/05/2025		360	415
7.000%, 06/05/2020		220	237
6.875%, 03/17/2036		130	145
6.625%, 02/17/2045		270	291
6.250%, 09/26/2022		1,271	1,379
6.000%, 03/25/2027		346	368
6.000%, 01/14/2041		410	415
5.750%, 03/22/2024		1,106	1,170
5.750%, 05/11/2047		1,540	1,502
4.875%, 10/09/2026		210	207
4.875%, 04/16/2043		410	360
3.250%, 06/14/2025	EUR	740	900
UBS Group
7.125%, VAR USD Swap Semi 30/360 5
Year Curr+5.883%, 12/29/2049		$900	979
Ukraine Government International Bond
7.750%, 09/01/2023		230	244
7.750%, 09/01/2024		930	979
7.750%, 09/01/2025		390	407
7.750%, 09/01/2026		200	206
7.750%, 09/01/2027		660	681
7.375%, 09/25/2032 (A)		200	197
United Kingdom Treasury Bill
0.000%, 01/02/2018 (G)	GBP	3,153	4,265
0.000%, 01/08/2018 (G)		6,360	8,603
0.000%, 01/29/2018 (G)		72	98

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Virgin Money Holdings UK
7.875%, VAR GBP Swap 5 Yr+5.790%, 10/31/2165	GBP	900	$1,237
Zambia Government International Bond
5.375%, 09/20/2022		$280	273

Total Sovereign Debt
(Cost $139,137) ($ Thousands)			144,696

	Shares

COMMON STOCK – 12.1%

Consumer Discretionary – 1.5%
Advance Auto Parts		369	37
Amazon.com, Cl A *		2,045	2,392
AutoZone *		141	100
Best Buy		1,324	91
BorgWarner		996	51
CarMax *		924	59
Carnival		2,089	139
CBS Corp, Cl B		1,647	97
Cengage Learning Holdings II Inc *		5,114	39
Charter Communications Inc, Cl A *		998	335
Chipotle Mexican Grill, Cl A *		143	41
Comcast, Cl A		24,070	964
Darden Restaurants		621	60
Delphi Automotive PLC *		1,425	121
Discovery Communications, Cl C *		1,052	22
Discovery Communications Inc, Cl A *		684	15
DISH Network Corp, Cl A *		1,135	54
Dollar General		1,303	121
Dollar Tree *		1,186	127
DR Horton		1,697	87
Expedia		659	79
Foot Locker, Cl A		655	31
Ford Motor		19,824	248
Gap		1,157	39
Garmin		581	35
General Motors		6,580	270
Genuine Parts		736	70
Goodyear Tire & Rubber		1,197	39
H&R Block		1,034	27
Hanesbrands		1,818	38
Harley-Davidson, Cl A		874	44
Hasbro		562	51
Hilton Worldwide Holdings		1,023	82
Home Depot		6,035	1,144
Interpublic Group of Cos Inc/The		1,972	40
Kohl’s		880	48
L Brands		1,225	74
Leggett & Platt		640	31
Lennar, Cl A		1,014	64

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LKQ *	1,539	$63
Lowe’s	4,399	409
Macy’s	1,471	37
Marriott International, Cl A	1,593	216
Mattel	1,637	25
McDonald’s	4,141	713
MGM Resorts International	2,864	96
Michael Kors Holdings *	778	49
Mohawk Industries *	315	87
Netflix *	2,199	422
Newell Brands, Cl B	2,694	83
News Corp	1,950	32
News Corp, Cl B	450	7
NIKE, Cl B	6,846	428
Nordstrom	555	26
Norwegian Cruise Line Holdings *	900	48
Omnicom Group	1,162	85
O’Reilly Automotive *	454	109
Priceline Group *	250	434
PulteGroup	1,417	47
PVH	389	53
Ralph Lauren, Cl A	275	28
Ross Stores	2,081	167
Royal Caribbean Cruises	857	102
Scripps Networks Interactive Inc, Cl A	461	39
Signet Jewelers	341	19
Starbucks	7,359	423
Tapestry	1,398	62
Target, Cl A	2,776	181
Tiffany & Co	535	56
Time Warner Inc	3,958	362
TJX Cos	3,362	257
Tractor Supply Co	639	48
TripAdvisor *	551	19
Twenty-First Century Fox, Cl A	5,607	194
Twenty-First Century Fox Inc, Cl B	2,213	75
Ulta Beauty *	291	65
Under Armour, Cl C *	920	12
Under Armour Inc, Cl A *	922	13
VF	1,633	121
Viacom, Cl B	1,758	54
Walt Disney	7,774	836
Whirlpool	367	62
Wyndham Worldwide	521	60
Wynn Resorts	399	67
Yum! Brands	1,841	150

		14,347

Consumer Staples – 1.0%
Altria Group	9,806	700
Archer-Daniels-Midland	3,009	121
Brown-Forman, Cl B	1,106	76

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Campbell Soup	957	$46
Church & Dwight	1,244	62
Clorox	643	96
Coca-Cola	19,640	901
Colgate-Palmolive	4,586	346
Conagra Brands	2,316	87
Constellation Brands, Cl A	875	200
Costco Wholesale	2,285	425
Coty, Cl A	2,351	47
CVS Health	5,302	384
Dr Pepper Snapple Group	917	89
Estee Lauder, Cl A	1,198	152
General Mills	3,072	182
Hershey	699	79
Hormel Foods	1,346	49
JM Smucker	618	77
Kellogg	1,259	86
Kimberly-Clark	1,803	218
Kraft Heinz	3,052	237
Kroger	4,555	125
McCormick & Co	669	68
Molson Coors Brewing Co, Cl B	922	76
Mondelez International, Cl A	7,847	336
Monster Beverage *	2,078	132
PepsiCo	7,308	876
Philip Morris International	7,945	839
Procter & Gamble	13,058	1,200
Sysco, Cl A	2,592	157
Tyson Foods, Cl A	1,503	122
Walgreens Boots Alliance	4,413	321
Wal-Mart Stores	7,483	739

		9,651

Energy – 0.9%
Anadarko Petroleum, Cl A	2,989	160
Andeavor	754	86
Apache	1,898	80
Approach Resources Inc, Cl A *	88,320	261
Baker Hughes	2,371	75
Breitburn Energy Partners *(E)	62,847	—
Cabot Oil & Gas	2,323	66
Chesapeake Energy *	3,807	15
Chevron	9,704	1,215
Cimarex Energy	475	58
Concho Resources *	740	111
ConocoPhillips	6,331	348
Devon Energy	2,624	109
EOG Resources	3,002	324
EQT	865	49
Exxon Mobil	21,719	1,817
Halliburton	4,424	216
Helmerich & Payne	533	35

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hess	1,349	$64
Kinder Morgan	9,774	177
Marathon Oil	4,248	72
Marathon Petroleum	2,589	171
National Oilwell Varco, Cl A	2,080	75
Newfield Exploration Co *	1,012	32
Noble Energy	2,715	79
Occidental Petroleum	3,879	286
ONEOK	1,889	101
Phillips 66	2,192	222
Pioneer Natural Resources Co	853	147
Range Resources	1,359	23
SandRidge Energy *	59,467	1,253
Schlumberger, Cl A	7,084	477
TechnipFMC PLC	2,302	72
Titan Energy *	13,743	21
Valero Energy	2,247	207
Whiting Petroleum *	1,258	33
Williams Cos	4,423	135

		8,672

Financials — 1.8%
Affiliated Managers Group Inc	283	58
Aflac	2,009	176
Allstate	1,837	192
American Express Co	3,708	368
American International Group Inc	4,697	280
Ameriprise Financial	761	129
Aon PLC	1,296	174
Arthur J Gallagher & Co	896	57
Assurant	273	28
Bank of America	50,273	1,484
Bank of New York Mellon Corp/The	5,371	289
BB&T	4,117	205
Berkshire Hathaway, Cl B *	9,864	1,955
BlackRock Inc	645	331
Brighthouse Financial *	557	33
Capital One Financial	2,450	244
Cboe Global Markets Inc	568	71
Charles Schwab Corp/The	6,193	318
Chubb Ltd	2,425	354
Cincinnati Financial Corp	748	56
Citigroup	13,610	1,013
Citizens Financial Group	2,528	106
CME Group Inc	1,738	254
Comerica Inc	878	76
Discover Financial Services	1,898	146
E*TRADE Financial Corp *	1,371	68
Everest Re Group	204	45
Fifth Third Bancorp	3,745	114
Franklin Resources	1,709	74
Goldman Sachs Group	1,834	467

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hartford Financial Services Group	1,834	$103
Huntington Bancshares Inc/OH	5,426	79
Intercontinental Exchange Inc	3,002	212
Invesco Ltd	2,155	79
JPMorgan Chase	17,860	1,910
KeyCorp	5,471	110
Leucadia National Corp	1,616	43
Lincoln National	1,119	86
Loews Corp	1,463	73
M&T Bank Corp	768	131
Marsh & McLennan	2,617	213
MetLife	5,526	279
Moody’s Corp	889	131
Morgan Stanley	7,166	376
Nasdaq Inc, Cl A	569	44
Navient Corp	1,422	19
Northern Trust Corp	1,077	108
People’s United Financial Inc	1,719	32
PNC Financial Services Group	2,495	360
Principal Financial Group, Cl A	1,338	94
Progressive Corp/The	3,101	175
Prudential Financial	2,165	249
Raymond James Financial Inc	638	57
Regions Financial	6,000	104
S&P Global Inc	1,312	222
State Street	1,905	186
SunTrust Banks	2,557	165
Synchrony Financial	3,844	148
T Rowe Price Group	1,202	126
Torchmark Corp, Cl A	543	49
Travelers	1,463	199
Unum Group	1,139	63
US Bancorp	8,101	434
Wells Fargo	22,886	1,389
Willis Towers Watson PLC	668	101
XL Group Ltd	1,305	46
Zions Bancorporation	1,024	52

		17,412

Health Care — 1.6%
Abbott Laboratories	8,971	512
AbbVie	8,152	788
Aetna, Cl A	1,723	311
Agilent Technologies	1,601	107
Alexion Pharmaceuticals *	1,187	142
Align Technology *	377	84
Allergan PLC	1,742	285
AmerisourceBergen, Cl A	828	76
Amgen, Cl A	3,728	648
Anthem	1,334	300
Baxter International	2,665	172
Becton Dickinson	1,352	289

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Biogen *	1,102	$351
Boston Scientific *	6,999	174
Bristol-Myers Squibb	8,369	513
Cardinal Health	1,736	106
Celgene, Cl A *	3,987	416
Centene *	860	87
Cerner *	1,571	106
Cigna	1,277	259
Cooper Cos, Cl A	243	53
Danaher, Cl A	3,104	288
DaVita *	756	55
DENTSPLY SIRONA	1,127	74
Edwards Lifesciences, Cl A *	1,057	119
Eli Lilly & Co	4,937	417
Envision Healthcare *	559	19
Express Scripts *	2,915	218
Gilead Sciences	6,663	477
HCA Healthcare	1,445	127
Henry Schein *	792	55
Hologic *	1,371	59
Humana	735	182
IDEXX Laboratories *	440	69
Illumina *	777	170
Incyte *	941	89
Intuitive Surgical *	571	208
IQVIA Holdings *	843	83
Johnson & Johnson	13,759	1,922
Laboratory Corp of America Holdings *	511	82
McKesson	1,118	174
Medtronic PLC	6,916	559
Merck	13,987	787
Mettler-Toledo International *	129	80
Mylan *	2,702	114
Patterson Cos	384	14
PerkinElmer	524	38
Perrigo Co PLC	715	62
Pfizer	30,555	1,107
Quest Diagnostics	721	71
Regeneron Pharmaceuticals *	391	147
ResMed	698	59
Stryker	1,698	263
Thermo Fisher Scientific	2,087	396
UnitedHealth Group	4,950	1,091
Universal Health Services, Cl B	446	51
Varian Medical Systems *	459	51
Vertex Pharmaceuticals *	1,285	193
Waters *	399	77
Zimmer Biomet Holdings	1,081	131
Zoetis, Cl A	2,493	180

		16,137

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Industrials — 1.2%
3M	3,051	$718
Acuity Brands Inc	241	42
Alaska Air Group	617	45
Allegion PLC	522	41
American Airlines Group	2,184	114
AMETEK Inc	1,148	83
AO Smith Corp	801	49
Arconic Inc	2,180	59
Boeing	2,842	838
Caterpillar Inc, Cl A	3,081	485
CH Robinson Worldwide Inc	703	63
Cintas Corp	431	67
CSX Corp	4,632	255
Cummins Inc	840	148
Deere & Co	1,632	255
Delta Air Lines, Cl A	3,391	190
Dover Corp	823	83
Eaton Corp	2,263	179
Emerson Electric Co	3,386	236
Equifax Inc	600	71
Expeditors International of Washington Inc	899	58
Fastenal Co, Cl A	1,444	79
FedEx	1,254	313
Flowserve Corp	668	28
Fluor Corp	675	35
Fortive Corp	1,521	110
Fortune Brands Home & Security Inc	768	53
General Dynamics Corp	1,449	295
General Electric	44,274	773
Harris	608	86
Honeywell International Inc	3,893	597
IHS Markit Ltd *	1,830	83
Illinois Tool Works	1,571	262
Ingersoll-Rand	1,265	113
Jacobs Engineering Group Inc	586	39
JB Hunt Transport Services Inc	434	50
Johnson Controls International plc	4,753	181
Kansas City Southern	529	56
L3 Technologies	389	77
Lockheed Martin Corp	1,276	410
Masco Corp	1,597	70
Nielsen Holdings PLC	1,676	61
Norfolk Southern Corp	1,468	213
Northrop Grumman Corp	884	271
PACCAR Inc	1,876	133
Parker-Hannifin Corp, Cl A	712	142
Pentair PLC	837	59
Quanta Services Inc *	739	29
Raytheon	1,508	283
Republic Services Inc	1,147	78
Robert Half International Inc	667	37

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rockwell Automation Inc	687	$135
Rockwell Collins Inc	810	110
Roper Technologies Inc	546	141
Snap-on Inc	289	50
Southwest Airlines Co, Cl A	2,798	183
Stanley Black & Decker Inc	819	139
Stericycle Inc, Cl A *	410	28
Textron	1,415	80
TransDigm Group Inc	244	67
Union Pacific Corp	4,085	548
United Continental Holdings *	1,406	95
United Parcel Service Inc, Cl B	3,509	418
United Rentals Inc *	422	73
United Technologies Corp	3,788	483
Verisk Analytics Inc, Cl A *	767	74
Waste Management	2,153	186
WW Grainger	268	63
Xylem Inc/NY	897	61

		12,029

Information Technology – 2.8%
Accenture PLC, Cl A	3,152	483
Activision Blizzard	3,987	252
Adobe Systems *	2,573	451
Advanced Micro Devices *	4,441	46
Akamai Technologies *	863	56
Alliance Data Systems	278	71
Alphabet, Cl A *	1,527	1,609
Alphabet, Cl C *	1,547	1,619
Amphenol, Cl A	1,631	143
Analog Devices	1,868	166
ANSYS *	425	63
Apple	26,428	4,472
Applied Materials	5,544	283
Autodesk, Cl A *	1,170	123
Automatic Data Processing	2,254	264
Broadcom	2,075	533
CA	1,564	52
Cadence Design Systems *	1,412	59
Cisco Systems	25,590	980
Citrix Systems *	754	66
Cognizant Technology Solutions, Cl A	3,017	214
Corning, Cl B	4,473	143
CSRA	725	22
DXC Technology	1,520	144
eBay *	5,073	191
Electronic Arts *	1,572	165
F5 Networks, Cl A *	330	43
Facebook, Cl A *	12,154	2,145
Fidelity National Information Services, Cl B	1,688	159
Fiserv, Cl A *	1,123	147
FLIR Systems	681	32

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gartner *	451	$56
Global Payments	830	83
Hewlett Packard Enterprise	8,801	126
HP	8,504	179
Intel	24,055	1,110
International Business Machines	4,430	680
Intuit	1,239	196
Juniper Networks	1,907	54
KLA-Tencor	782	82
Lam Research	863	159
Mastercard, Cl A	4,773	722
Microchip Technology	1,158	102
Micron Technology *	5,645	232
Microsoft	39,513	3,380
Motorola Solutions	800	72
NetApp	1,352	75
NVIDIA	3,064	593
Oracle, Cl B	15,442	730
Paychex	1,670	114
PayPal Holdings *	5,893	434
Qlik *(E)	3,600	—
Qlik, Cl A *(E)	56	63
Qlik, Cl B *(E)	13,812	7
Qorvo *	634	42
QUALCOMM	7,537	483
Red Hat *	953	114
salesforce.com *	3,556	364
Seagate Technology	1,482	62
Skyworks Solutions	921	87
Symantec, Cl A	3,377	95
Synopsys *	750	64
TE Connectivity Ltd	1,794	171
Texas Instruments	5,114	534
Total System Services	827	65
VeriSign *	432	49
Visa, Cl A	9,365	1,068
Western Digital	1,576	125
Western Union	2,352	45
Xerox	1,042	30
Xilinx	1,238	84

		27,927

Materials – 0.4%
Air Products & Chemicals	1,108	182
Albemarle	553	71
Avery Dennison	442	51
Ball	1,747	66
CF Industries Holdings	1,135	48
DowDuPont	11,935	850
Eastman Chemical	728	67
Ecolab	1,325	178
FMC	669	63

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Freeport-McMoRan, Cl B *	6,691	$127
International Flavors & Fragrances	394	60
International Paper	2,210	128
LyondellBasell Industries, Cl A	1,648	182
Martin Marietta Materials, Cl A	313	69
Monsanto Co	2,228	260
Mosaic Co	1,663	43
Newmont Mining	2,929	110
Nucor	1,592	101
Packaging Corp of America	463	56
PPG Industries	1,365	160
Praxair	1,514	234
Sealed Air	977	48
Sherwin-Williams, Cl A	417	171
Vulcan Materials	660	85
WestRock	1,253	79

		3,489

Real Estate – 0.3%
Alexandria Real Estate Equities ‡	455	59
American Tower, Cl A ‡	2,233	319
Apartment Investment & Management, Cl A ‡	754	33
AvalonBay Communities ‡	738	132
Boston Properties ‡	766	100
CBRE Group, Cl A *	1,501	65
Crown Castle International ‡	2,149	238
Digital Realty Trust, Cl A ‡	1,094	125
Duke Realty ‡	1,775	48
Equinix ‡	397	180
Equity Residential ‡	1,965	125
Essex Property Trust ‡	327	79
Extra Space Storage ‡	628	55
Federal Realty Investment Trust ‡	361	48
GGP ‡	3,500	82
HCP ‡	2,339	61
Host Hotels & Resorts ‡	3,913	78
Iron Mountain ‡	1,493	56
Kimco Realty ‡	2,124	38
Macerich ‡	575	38
Mid-America Apartment Communities ‡	567	57
Prologis ‡	2,706	174
Public Storage ‡	760	159
Realty Income ‡	1,363	78
Regency Centers ‡	713	49
SBA Communications, Cl A *‡	600	98
Simon Property Group ‡	1,576	271
SL Green Realty ‡	507	51
UDR ‡	1,335	51
Ventas ‡	1,777	107
Vornado Realty Trust ‡	860	67
Welltower ‡	1,972	126

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weyerhaeuser ‡	4,019	$142

		3,389

Telecommunication Services – 0.2%
AT&T	31,441	1,222
CenturyLink	5,037	84
Verizon Communications	20,885	1,106

		2,412

Utilities – 0.4%
AES	3,142	34
Alliant Energy	1,137	49
Ameren	1,211	71
American Electric Power	2,504	184
American Water Works	939	86
CenterPoint Energy	2,117	60
CMS Energy	1,482	70
Consolidated Edison	1,654	141
Dominion Energy	3,261	264
DTE Energy	893	98
Duke Energy	3,641	306
Edison International	1,740	110
Entergy	975	79
Eversource Energy	1,577	100
Exelon	4,892	193
FirstEnergy	2,421	74
NextEra Energy	2,439	381
NiSource	1,591	41
NRG Energy	1,578	45
PG&E	2,572	115
Pinnacle West Capital	557	47
PPL	3,649	113
Public Service Enterprise Group	2,705	139
SCANA	713	28
Sempra Energy	1,338	143
Southern Co	5,069	244
WEC Energy Group	1,573	105
Xcel Energy	2,715	131

		3,451

Total Common Stock
(Cost $92,367) ($ Thousands)		118,916

	Face Amount
	(Thousands)

LOAN PARTICIPATIONS – 9.2%
AABS, Bridge Term Loan
4.875%, 01/15/2038	$495	500
Accuride Corp., Term Loan B, 1st Lien
0.000%, 11/17/2023 (I)	400	405

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Acosta (fka Acosta Holdco), Dollar Revolving Credit Loan, 1st Lien
4.489%, VAR LIBOR+3.250%, 09/26/2019 (E)	$844	$704
Acosta, (fka Acosta Holdco), Multicurrency Revolving Credit Loan, 1st Lien
6.500%, VAR LIBOR+3.250%, 09/26/2019 (E)	356	297
Acrisure LLC, Cov-Lite, Term Loan B2, 1st Lien
5.647%, 11/22/2023	–	–
Advanced Integration Technology LP, Term B-1 Loan, 1st Lien
6.100%, VAR LIBOR+4.750%, 04/03/2023 (E)	361	363
Affordable Care Holding, Term B Loan, 2nd Lien
5.992%, VAR LIBOR+4.750%, 10/24/2022 (E)	980	982
Air Newco LLC, Initial Term Loan, 2nd Lien
10.936%, VAR LIBOR+9.500%, 01/31/2023	750	704
Alphabet Holding, Term Loan, 1st Lien
4.833%, 08/15/2024	1,900	1,836
Alphabet Holding, Term Loan, 2nd Lien
9.083%, 09/26/2025	875	814
Altice Financing S.A., March 2017
Refinancing Term Loan, 1st Lien
4.109%, VAR LIBOR+2.750%, 07/15/2025	873	854
American Renal Associates, Term Loan, 1st Lien
4.492%, VAR LIBOR+3.250%, 06/22/2024	948	937
Amplify Snack Brands Inc., Initial Term Loan, 1st Lien
6.880%, 09/02/2023	199	200
Anaren, Term Loan, 1st Lien
6.193%, VAR LIBOR+4.500%, 02/18/2021 (E)	460	460
Anaren, Term Loan, 2nd Lien
9.583%, VAR LIBOR+8.250%, 08/18/2021	500	500
Arbys Restaurant Group, Term Loan, 1st Lien
0.000%, 12/18/2018 (I)	1,000	–
Arctic Long Carriers, Term Loan, 1st Lien
5.735%, VAR LIBOR+4.500%, 05/18/2023	329	331
ASP Chromaflo Intermediate Holdings, Initial Tranche B-1 Term Loan, 1st Lien
5.350%, VAR LIBOR+4.000%, 11/20/2023	173	173

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
ASP Chromaflo Intermediate Holdings, Initial Tranche B-2 Term Loan, 1st Lien
5.350%, VAR LIBOR+4.000%, 11/20/2023	$224	$225
Aspect Software, Term Loan, 1st Lien
12.069%, VAR LIBOR+10.000%, 05/25/2020	505	497
Atlas, Term Loan, 1st Lien
4.875%, 12/15/2039	998	999
Avantor Performance Materials, Term Loan, 1st Lien
5.511%, 09/20/2024	200	201
Avolon Borrower 1 (US) LLC, Initial Term B-2 Loan, 1st Lien
3.751%, VAR LIBOR+2.750%, 03/21/2022	698	693
Axalta Coating Systems, Term B-2 Loan, 1st Lien
3.333%, VAR LIBOR+2.000%, 06/01/2024	673	675
BCP Raptor, Term Loan B, 1st Lien
5.729%, VAR LIBOR+4.250%, 06/24/2024	898	901
Belk, Closing Date Term Loan, 1st Lien
6.099%, VAR LIBOR+4.750%, 12/12/2022	123	101
Big River Steel, Closing Date Term Loan, 1st Lien
6.693%, VAR LIBOR+5.000%, 08/23/2023 (E)	100	101
Bioplan USA (Tripolis US LLC), Initial Term Loan, 1st Lien
5.992%, VAR LIBOR+4.750%, 09/23/2021	461	449
BJ’s Wholesale Club, Cov-Lite, Term Loan B, 1st Lien
4.953%, VAR LIBOR+3.750%, 02/03/2024	2,668	2,623
BJ’s Wholesale Club, Initial Term Loan, 1st Lien
8.742%, VAR LIBOR+7.500%, 02/03/2025	868	846
BMC Foreign Holding, Cov-Lite, Term Loan B1, 1st Lien
5.100%, VAR LIBOR+4.000%, 09/10/2022	1,226	1,226
Cengage Learning, Cov-Lite, Term Loan B, 1st Lien
5.710%, VAR LIBOR+4.250%, 06/07/2023	3,072	2,926

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Checkout Holding, Cov-Lite, Term Loan B, 1st Lien
5.069%, VAR LIBOR+3.500%, 04/09/2021	$997	$787
Clark Equipment Company, Cov-Lite, Term Loan B, 1st Lien
4.193%, VAR LIBOR+2.750%, 05/18/2024	299	300
Clear Channel Communications, Term Loan D, 1st Lien
8.443%, VAR LIBOR+6.750%, 01/30/2019 (E)	1,300	972
CPG International LLC (fka CPG International), New Term Loan, 1st Lien
5.083%, VAR LIBOR+3.750%, 05/05/2024	398	399
CPI Acquisition, Term Loan, 1st Lien
5.962%, VAR LIBOR+4.500%, 08/17/2022	249	179
Crosby US Acquisition Corp., Initial Term Loan, 1st Lien
4.315%, VAR LIBOR+3.000%, 11/23/2020	1,892	1,840
CTI Foods Holding LLC, Term Loan, 1st Lien
4.850%, VAR LIBOR+3.500%, 06/29/2020	663	582
CTI Foods, Term Loan, 2nd Lien
8.820%, VAR LIBOR+7.250%, 06/28/2021	350	259
CVS Holdings I LP, Term Loan B-1, 1st Lien
7.492%, VAR LIBOR+6.250%, 08/16/2021 (E)	490	492
DAE Aviation Holdings, Initial Term Loan, 1st Lien
5.100%, VAR LIBOR+3.750%, 07/07/2022	1,259	1,267
Dimora Brands, Initial Term Loan, 1st Lien
5.237%, VAR LIBOR+4.000%, 08/24/2024 (E)	200	201
Diversitech Holdings, Term Loan, 1st Lien
4.840%, VAR LIBOR+3.500%, 06/03/2024	249	250
DJO Finance LLC, Term Loan, 1st Lien
4.819%, VAR LIBOR+3.250%, 06/08/2020	216	213
4.585%, VAR LIBOR+3.250%, 06/08/2020	221	217
Doncasters US Finance LLC (Doncasters US LLC), Second-Lien Term Loans, 1st Lien
9.583%, VAR LIBOR+8.250%, 10/09/2020	84	79

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
EIG Investors, Term Loan, 1st Lien
5.462%, VAR LIBOR+4.000%, 02/09/2023	$1,412	$1,420
EnergySolutions LLC (aka Envirocare of Utah, LLC), Term Advance, 1st Lien
6.090%, VAR LIBOR+4.750%, 05/29/2020	1,891	1,910
Engineered Machinery Holdings, Delayed Draw Term Loan
4.583%, VAR LIBOR+3.250%, 07/19/2024	–	–
Epicor Software, Cov-Lite, Term Loan, 1st Lien
5.320%, VAR LIBOR+3.750%, 06/01/2022	1,883	1,886
Exgen Texas Power LLC, Term Loan, 1st Lien
6.083%, VAR LIBOR+4.750%, 09/18/2021	298	188
Forterra Finance LLC, Cov-Lite, Term Loan B, 1st Lien
4.569%, VAR LIBOR+3.000%, 10/25/2023	433	404
Fortress Investment Group LLC, Term Loan, 1st Lien
2.750%, VAR LIBOR+2.750%, 06/10/2022	275	278
FTS International, Cov-Lite, Term Loan, 1st Lien
6.319%, VAR LIBOR+4.750%, 04/16/2021	475	463
Gates Global LLC, Initial B-2 Dollar Term Loan
4.693%, 04/01/2024	485	487
Getty Images, Initial Term Loan, 1st Lien
4.833%, VAR LIBOR+3.500%, 10/18/2019	3,462	3,148
Globallogic Holdings, Closing Date Term Loan, 1st Lien
5.833%, VAR LIBOR+4.500%, 06/20/2022 (E)	238	240
GOBP Holdings, Incremental Term Loan
4.833%, VAR LIBOR+3.500%, 10/21/2021	985	984
Hardware Holdings LLC, Cov-Lite, Term Loan, 1st Lien
7.833%, VAR LIBOR+6.500%, 03/30/2020 (E)(J)	833	808
Hayward Industries, Initial Loan, 1st Lien
9.492%, VAR LIBOR+8.250%, 07/18/2025 (E)	250	247

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Hayward Industries, Initial Term Loan, 1st Lien
4.742%, VAR LIBOR+3.500%, 08/05/2024	$350	$350
Hi-Crush Partners LP, Advance, 1st Lien
5.083%, VAR LIBOR+3.750%, 04/28/2021	325	324
Hoffmaster Group, Initial Term Loan, 1st Lien
6.193%, VAR LIBOR+4.500%, 11/21/2023	248	250
IHC Holding, Incremental Term Loan, 1st Lien
8.071%, 04/30/2021 (E)	231	229
IHC Holding, Term Loan, 1st Lien
8.083%, 04/30/2021 (E)	1,190	1,180
IHeartCommunications (fka Clear Channel Communications), Term Loan, 1st Lien
6.090%, VAR LIBOR+4.750%, 06/21/2022 (E)	199	194
iHeartCommunications (fka Clear Channel Communications), Tranche E Term Loan, 1st Lien
8.833%, VAR LIBOR+7.500%, 07/30/2019	100	75
Immucor, Term B-3 Loan, 1st Lien
6.314%, VAR LIBOR+5.000%, 06/15/2021	449	456
Insight Fourth Hospitality, Term Loan, 1st Lien
7.250%, 07/15/2021 (E)	1,000	1,339
Intrawest ULC, Term Loan, 1st Lien
4.600%, VAR LIBOR+3.250%, 07/31/2024	685	689
Invenergy Thermal Operating I LLC, Term Loan, 1st Lien
6.833%, VAR LIBOR+5.500%, 10/19/2022 (E)(J)	1,377	1,294
Jazz Acquisition, Revolving Loan, 1st Lien
4.852%, VAR LIBOR+3.500%, 06/19/2019 (E)	270	254
Kronos, Cov-Lite, Term Loan, 1st Lien
4.903%, VAR LIBOR+3.500%, 11/01/2023	397	399
Landesk Group, Cov-Lite, Term Loan B, 1st Lien
5.820%, VAR LIBOR+4.250%, 01/20/2024	592	562
Learning Care Group (US) No. 2, Term Loan, 1st Lien
5.435%, VAR LIBOR+4.000%, 05/05/2021 (E)	352	353
5.423%, VAR LIBOR+4.000%, 05/05/2021 (E)	29	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
5.333%, VAR LIBOR+4.000%, 05/05/2021 (E)	$1,055	$1,057
Liberty Cablevision of Puerto Rico LLC (fka San Juan Cable, LLC), Term B Loan, 1st Lien
4.859%, VAR LIBOR+3.500%, 01/07/2022	425	411
Lytx, Term Loan, 1st Lien
8.100%, 08/31/2023 (E)	521	509
Market Track, Cov-Lite, 1st Lien
5.583%, VAR LIBOR+4.250%, 06/05/2024 (E)	299	298
Mavis Tire Supply LLC, Term Loan
6.600%, 11/02/2020 (E)(J)	1,466	1,455
McGraw-Hill Global Education Holdings LLC, Cov-Lite, Term Loan B, 1st Lien
5.569%, VAR LIBOR+4.000%, 05/04/2022	1,043	1,040
Men’s Wearhouse, 1st Lien Term Loan
4.938%, VAR LIBOR+3.500%, 06/18/2021	149	149
Men’s Wearhouse, Tranche B Term Loan, 1st Lien
4.938%, VAR LIBOR+3.500%, 06/18/2021	313	313
MH Sub (Internet Brands), Term Loan, 1st Lien
5.339%, 09/13/2024	300	301
Misys Ltd, Cov-Lite, Term Loan B, 1st Lien
4.979%, VAR LIBOR+3.500%, 06/13/2024	2,850	2,857
MRP Generation Holdings LLC, Term Loan, 1st Lien
8.333%, VAR LIBOR+7.000%, 09/29/2022 (E)(J)	495	455
Murray Energy Corporation, Term Loan B2, 1st Lien
8.943%, VAR LIBOR+7.250%, 04/16/2020	1,268	1,113
Nana Development, Term Loan, 1st Lien
8.370%, VAR LIBOR+6.750%, 03/15/2018	11	11
Navistar, Inc., Tranche B Term Loan, 1st Lien
4.900%, 11/01/2024	550	552
Neiman Marcus Group, Cov-Lite, Term Loan, 1st Lien
4.642%, VAR LIBOR+3.250%, 10/25/2020	2,452	1,996
NEP/NCP Holdco, Amendment No. 4 Incremental Term Loan, 2nd Lien
4.492%, VAR LIBOR+3.250%, 07/21/2022	2,431	2,434

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
NEP/NCP Holdco, New Term Loan, 2nd Lien
8.432%, VAR LIBOR+7.000%, 01/23/2023	$412	$413
NES Global Talent Finance U.S. LLC, Term Loan, 1st Lien
6.880%, VAR LIBOR+5.500%, 10/03/2019 (E)	876	789
Opal Acquisition, Cov-Lite, Term Loan, 1st Lien
5.335%, 11/27/2020	343	321
Opal Acquisition, First Lien
5.333%, 11/27/2020	36	33
Opal Acquisition, Term Loan B, 1st Lien
5.333%, VAR LIBOR+4.000%, 11/27/2020	469	439
Optiv, Cov-Lite, Term Loan, 1st Lien
4.625%, VAR LIBOR+3.250%, 02/01/2024	645	602
Palermo Finance, Term Loan, 1st Lien
5.850%, 04/17/2023 (E)	549	544
Panda Temple Power II LLC, Construction Term Loan Advance, 1st Lien
7.333%, VAR LIBOR+6.000%, 04/03/2019 (E)	292	263
Peak, Term Loan B, 1st Lien
5.193%, 08/01/2024	300	300
Pelican Products, Term Loan, 1st Lien
5.583%, VAR LIBOR+4.250%, 04/10/2020	248	249
PetSmart, Cov-Lite, Term Loan B, 1st Lien
4.570%, VAR LIBOR+3.000%, 03/11/2022	1,691	1,348
Planview, Term Loan, 1st Lien
6.600%, 01/18/2023 (E)	697	690
Pregis, Cov-Lite, Term Loan, 1st Lien
5.193%, VAR LIBOR+3.500%, 05/20/2021	299	299
Prowler Acquisition Corp., Term Loan, 1st Lien
5.833%, VAR LIBOR+4.500%, 01/28/2020 (E)	264	250
Reddy Ice, Term Loan B, 1st Lien
6.875%, VAR US LIBOR+5.500%, 04/01/2019	333	330
Reddy Ice, Term Loan B, 2nd Lien
10.850%, VAR LIBOR+9.500%, 11/01/2019	225	210
Rise, Term Loan A
4.750%, 02/12/2039	1,818	1,839
Sears Holdings, Term Loan, 1st Lien
0.000%, 01/19/2020 (I)	416	418

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Severin Acquisition, Term Loan, 1st Lien
5.990%, 07/30/2021	$995	$988
Shearer’s Foods LLC, 2015 Incremental Term Loan, 1st Lien
5.583%, VAR LIBOR+4.250%, 06/30/2021	149	149
Shearer’s Foods LLC, Term Loan, 2nd Lien
8.083%, VAR LIBOR+6.750%, 06/30/2022 (E)	825	759
5.270%, VAR LIBOR+3.938%, 06/30/2021	741	739
Sky Bet, Term Loan B, 1st Lien
4.585%, 07/26/2024	650	884
Spring Industries, Term Loan, 1st Lien
7.739%, 06/01/2021 (E)	593	593
Staples, Cov-Lite, Term Loan B, 1st Lien
5.489%, VAR LIBOR+4.000%, 09/12/2024	775	759
Surgery Center Holdings, Term Loan, 1st Lien
4.600%, VAR LIBOR+3.250%, 09/02/2024	90	89
Techem, Term Loan B, 1st Lien
3.000%, 10/02/2024 (I)	650	779
Thermasys, Term Loan, 1st Lien
5.350%, VAR LIBOR+4.000%, 05/03/2019	335	313
TIBCO Software, Term Loan B-1, 1st Lien
4.850%, VAR LIBOR+3.500%, 12/04/2020	1,950	1,954
Truck Hero, Initial Term Loan, 1st Lien
5.326%, VAR LIBOR+4.000%, 04/22/2024	509	509
U.S. Renal Care, Initial Term Loan, 1st Lien
5.583%, VAR LIBOR+4.250%, 12/30/2022	2,981	2,933
Univision Communications, Term Loan C, 1st Lien
4.319%, VAR LIBOR+2.750%, 03/15/2024	1,745	1,738
USIC Holdings, Term Loan, 1st Lien
5.004%, VAR LIBOR+3.500%, 12/08/2023	–	–
Vantiv LLC, Term Loan A-4, 1st Lien
0.000%, 03/31/2023 (I)	400	401
Vencore (fka SI Organization), Initial Term Loan, 1st Lien
6.083%, VAR LIBOR+4.750%, 11/23/2019	795	801
Viewpoint, Term Loan, 1st Lien
5.564%, 07/19/2024 (E)	200	201

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Viva Alamo LLC, Initial Term Loan, 1st Lien
5.600%, VAR LIBOR+4.250%, 02/22/2021	$502	$495
Wrangler Buyer, Cov-Lite, Term Loan B, 1st Lien
4.569%, 09/27/2024	175	176

Total Loan Participations (Cost $92,263) ($ Thousands)		90,548

MORTGAGE-BACKED SECURITIES – 8.2%

Agency Mortgage-Backed Obligations – 1.3%
FHLB DN
1.251%, 01/03/2018 (G)	1,700	1,700
FHLMC CMO, Ser 2014-4320, Cl SD, IO
4.623%, VAR LIBOR USD 1 Month+6.100%, 07/15/2039	716	105
FNMA
3.080%, 11/01/2027	2,800	2,845
3.000%, 02/01/2057	1,986	1,973
FNMA CMO, Ser 2012-115, Cl DS, IO
4.548%, VAR LIBOR USD 1 Month+6.100%, 10/25/2042	951	172
FNMA CMO, Ser 2013-130, Cl SN, IO
5.098%, VAR LIBOR USD 1 Month+6.650%, 10/25/2042	3,458	608
FNMA CMO, Ser 2015-30, Cl SJ, IO
4.048%, VAR LIBOR USD 1 Month+5.600%, 05/25/2045	1,189	162
FNMA CMO, Ser 2016-69, Cl BS, IO
4.548%, VAR LIBOR USD 1 Month+6.100%, 10/25/2046	1,811	261
GNMA CMO, Ser 2010-35, Cl UI, IO
5.000%, 03/20/2040	1,450	297
GNMA CMO, Ser 2010-9, Cl XD, IO
5.109%, VAR LIBOR USD 1 Month+6.600%, 01/16/2040	3,856	631
GNMA CMO, Ser 2011-51, Cl DS, IO
5.149%, VAR LIBOR USD 1 Month+6.650%, 04/20/2041	594	88
GNMA CMO, Ser 2013-124, Cl CS, IO
4.549%, VAR LIBOR USD 1 Month+6.050%, 08/20/2043	399	57
GNMA CMO, Ser 2014-117, Cl SJ, IO
4.099%, VAR LIBOR USD 1 Month+5.600%, 08/20/2044	1,147	151
GNMA CMO, Ser 2014-133, Cl NI, IO
5.000%, 09/20/2044	666	142
GNMA CMO, Ser 2014-158, Cl SA, IO
4.109%, VAR LIBOR USD 1 Month+5.600%, 10/16/2044	536	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-110, Cl MS, IO
4.209%, VAR LIBOR USD 1 Month+5.710%, 08/20/2045	$670	$93
GNMA CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	4,969	776
GNMA CMO, Ser 2015-126, Cl IQ, IO
4.000%, 09/20/2045	1,338	220
GNMA CMO, Ser 2015-126, Cl IM, IO
4.000%, 09/20/2045	1,338	220
GNMA CMO, Ser 2015-168, Cl IP, IO
4.000%, 11/20/2045	2,458	337
GNMA CMO, Ser 2015-57, Cl AS, IO
4.099%, VAR LIBOR USD 1 Month+5.600%, 04/20/2045	4,609	627
GNMA CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	3,239	524
GNMA CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	1,822	253

		12,316

Non-Agency Mortgage-Backed Obligations – 6.6%
Alliance Bancorp Trust, Ser 2007-OA1, Cl A1
1.792%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2037	975	795
American Home Mortgage Assets Trust, Ser
2007-1, Cl A1
1.763%, VAR 12 Month Treas Avg+0.700%, 02/25/2047	4,291	2,739
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
1.728%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2046	1,376	1,331
BCAP Trust, Ser 2006-AA2, Cl A1
1.722%, VAR ICE LIBOR USD 1 Month+0.170%, 01/25/2037	739	697
BCAP Trust, Ser 2007-AA2, Cl 2A7
6.000%, 04/25/2037	917	787
Capmark Military Housing Trust, Ser 2007-
AET2, Cl A
6.063%, 10/10/2052 (A)	966	1,039
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A3
6.000%, 07/25/2037	1,425	1,275
CIM Trust, Ser 2017-2, Cl A1
3.361%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2057 (A)	3,701	3,739
Citigroup Commercial Mortgage Trust, Ser SMPL, Cl E
4.509%, 09/10/2031 (A)	2,000	1,995

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
5.702%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	$447	$483
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
6.352%, VAR ICE LIBOR USD 1 Month+4.800%, 05/25/2028	610	718
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M3
6.552%, VAR ICE LIBOR USD 1 Month+5.000%, 12/25/2028	250	291
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M3
5.352%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2029	300	335
FirstKey Master Funding, Ser 2017-R1, Cl A6
1.592%, VAR ICE LIBOR USD 1 Month+0.220%, 11/03/2041 (A)(E)	2,100	2,055
FirstKey Master Funding, Ser 2017-R1, Cl M4
1.592%, VAR ICE LIBOR USD 1 Month+0.220%, 11/03/2041 (A)(E)	1,750	1,589
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
5.802%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	180	204
GAHR Commercial Mortgage Trust, Ser NRF, Cl GFX
3.382%, 12/15/2034 (A)(B)	3,177	3,119
GE Business Loan Trust, Ser 2007-1, Cl C
1.927%, VAR LIBOR USD 1 Month+0.450%, 04/16/2035 (A)	811	747
GreenPoint Mortgage Funding Trust, Ser 2005-AR1, Cl A2
1.992%, VAR ICE LIBOR USD 1 Month+0.440%, 06/25/2045	570	544
GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
1.842%, VAR ICE LIBOR USD 1 Month+0.290%, 02/25/2036	1,431	1,372
GS Mortgage Securities Trust, Ser GSFL, Cl D
5.377%, VAR LIBOR USD 1 Month+3.900%, 07/15/2031 (A)	673	676
GS Mortgage Securities Trust, Ser STAY, Cl E
3.627%, VAR LIBOR USD 1
Month+2.150%, 07/15/2032 (A)	1,000	983
Lehman XS Trust, Ser 2006-10N, Cl 1A3A
1.762%, VAR ICE LIBOR USD 1 Month+0.210%, 07/25/2046	945	898
Lehman XS Trust, Ser 2006-16N, Cl A4A
1.742%, VAR ICE LIBOR USD 1 Month+0.190%, 11/25/2046	2,673	2,520

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LSTAR Securities Investment Trust, Ser 2017-6, Cl A
3.318%, VAR ICE LIBOR USD 1 Month+1.750%, 09/01/2022 (A)	$3,626	$3,626
LSTAR Securities Investment Trust, Ser 2020-1
3.732%, 04/01/2020 (E)	4,194	4,157
LSTAR Securities Investment, Ser 2017-3, Cl A1
3.568%, VAR ICE LIBOR USD 1 Month+2.000%, 04/01/2022 (A)	2,381	2,383
LSTAR Securities Investment, Ser 2017-8, Cl A
3.218%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	4,050	4,045
Luminent Mortgage Trust, Ser 2006-2, Cl A1A
1.752%, VAR ICE LIBOR USD 1 Month+0.200%, 02/25/2046	3,738	3,028
Morgan Stanley Re-REMIC Trust, Ser 2010- R5, Cl 4B
2.673%, 06/26/2036 (A)	635	536
Mortgage Repurchase Agreement Financing Trust, Ser 2017-2, Cl A1
1.779%, VAR ICE LIBOR USD 1 Month+0.550%, 08/12/2019 (A)	750	750
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
1.380%, VAR LIBOR USD 1 Month+0.440%, 08/27/2047 (A)	–	–
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
2.386%, VAR ICE LIBOR USD 1 Month+0.430%, 03/26/2036 (A)	829	797
PFP III, Ser 3, Cl C
3.932%, VAR LIBOR USD 1 Month+2.500%, 01/14/2035 (A)	1,000	1,004
RALI Series Trust, Ser 2006-QO2, Cl A2
1.822%, VAR ICE LIBOR USD 1 Month+0.270%, 02/25/2046	1,766	803
RALI Series Trust, Ser 2006-QO3, Cl A1
1.762%, VAR ICE LIBOR USD 1 Month+0.210%, 04/25/2046	1,906	968
RALI Series Trust, Ser 2006-QO8, Cl 1A3A
1.752%, VAR ICE LIBOR USD 1 Month+0.200%, 10/25/2046	1,245	1,151
RALI Series Trust, Ser 2007-QO2, Cl A1
1.702%, VAR ICE LIBOR USD 1 Month+0.150%, 02/25/2047	1,333	856
Resource Capital, Ser 2015-CRE3, Cl D
5.477%, VAR LIBOR USD 1 Month+4.000%, 03/15/2032 (A)	1,000	1,001

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Resource Capital, Ser 2015-CRE4, Cl B
4.477%, VAR LIBOR USD 1 Month+3.000%, 08/15/2032 (A)	$1,000	$1,000
Resource Capital, Ser CRE5, Cl B
3.477%, VAR LIBOR USD 1 Month+2.000%, 07/15/2034 (A)	1,000	1,000
Station Place Securitization Trust, Ser 2015- 2, Cl A
2.522%, VAR ICE LIBOR USD 1 Month+1.050%, 05/15/2018 (A)(E)	400	400
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 2A1
1.852%, VAR ICE LIBOR USD 1 Month+0.300%, 10/25/2035	883	868
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR9, Cl 2A
1.903%, VAR 12 Month Treas Avg+0.840%, 11/25/2046	6,189	5,217
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
3.451%, 06/25/2035 (B)	378	383

		64,904

Other Asset-Backed Securities – 0.3%
Nelnet Student Loan Trust, Ser 2013-1, Cl A6
1.904%, VAR ICE LIBOR USD 3 Month+0.450%, 08/23/2036 (A)	1,250	1,221
Stanwich Mortgage Loan, Ser 2017-NPA1, Cl A1
3.598%, 03/16/2022 (A)(E)	2,063	2,073

		3,294

Total Mortgage-Backed Securities (Cost $78,552) ($ Thousands)		80,514

COMMERCIAL PAPER (G) – 1.5%
PepsiCo
1.250%, 01/02/2018 (A)	7,000	6,999
Societe Generale
1.300%, 01/03/2018 (A)	8,000	7,998

Total Commercial Paper (Cost $14,999) ($ Thousands)		14,997

	Shares

EXCHANGE TRADED FUNDS – 0.5%

Energy – 0.1%
Guggenheim Solar ETF	51,736	1,300

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS (continued)
Exchange Traded Product – 0.4%iShares China Large-Cap ETF	24,532	$1,133
iShares MSCI Brazil ETF	25,813	1,044
iShares MSCI Chile ETF	21,749	1,134

Total Exchange Traded Funds (Cost $4,306) ($ Thousands)		4,611

	Face Amount (Thousands)

MUNICIPAL BONDS – 0.3%

Illinois – 0.1%
Illinois State, GO
7.350%, 07/01/2035	$225	260
5.100%, 06/01/2033	645	644

		904

North Carolina – 0.1%
North Carolina State, Education Assistance Authority, Ser A-3, RB
2.267%, 10/25/2041 (K)	1,250	1,255

Puerto Rico – 0.1%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (F)	410	97
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser Senior A, RB Callable 07/01/2018 @ 100
6.000%, 07/01/2038	55	35
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser Senior A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2033	25	16
Puerto Rico Commonwealth, Ser B, GO Callable 07/01/2019 @ 100
6.000%, 07/01/2039 (F)	35	8
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Sub-Ser A, RB Callable 08/01/2019 @ 100
6.500%, 08/01/2044 (F)	1,020	100
6.000%, 08/01/2042 (F)	105	10
5.750%, 08/01/2037 (F)	655	64
5.500%, 08/01/2028 (F)	35	3
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Sub-Ser A, RB Callable 02/01/2020 @ 100
5.500%, 08/01/2037 (F)	90	9
5.375%, 08/01/2039 (F)	960	93

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Sub-Ser A-1, RB Callable 08/01/2021 @ 100
5.000%, 08/01/2043 (F)	$40	$4
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Sub-Ser C, RB Callable 08/01/2020 @ 100
5.250%, 08/01/2041 (F)	325	32

		471

Total Municipal Bonds (Cost $4,131) ($ Thousands)		2,630

U.S. TREASURY OBLIGATION – 0.2%
U.S. Treasury Notes
2.250%, 12/31/2024	2,090	2,079

Total U.S. Treasury Obligation (Cost $2,074) ($ Thousands)		2,079

	Shares

PREFERRED STOCK – 0.2%

Financials – 0.1%
Delphi Financial Group, 4.606%	20,807	458
GSC Partners Fund V, Ser 2004-5I, 0.000% *(E)	100	–

		458

Industrials – 0.1%
Seaspan, 6.375%	51,939	1,327

Total Preferred Stock (Cost $1,799) ($ Thousands)		1,785

	Face Amount (Thousands)

CONVERTIBLE BONDS – 0.1%
Mirabela Nickel CV to 5.9242
9.500%, 06/24/2019 (A)(E)(F)	167	21
SM Energy CV to 24.6914
1.500%, 07/01/2021	650	636

Total Convertible Bonds (Cost $841) ($ Thousands)		657

Description	Number of Warrants	Market Value ($ Thousands)

WARRANT – 0.0%
Comstock Resources Inc, Expires 06/15/2020 Strike Price $0 *	1,857	$16

Total Warrant (Cost $–) ($ Thousands)		16

	Face Amount (Thousands)

REPURCHASE AGREEMENTS – 0.1%
Barclays
0.500%, dated 03/29/2017, total market value $208,500 (L)	209	209
Barclays
0.500%, dated 07/11/2017, total market value $526,875 (L)	527	527
Seagate Borrow
0.750%, total market value $355,250 (L)	355	355
Seagate Borrow
0.750%, total market value $246,250 (L)	246	246

Total Repurchase Agreements (Cost $1,337) ($ Thousands)		1,337

Total Investments in Securities – 92.3% (Cost $889,007) ($ Thousands)		$908,049

	Contracts

PURCHASED OPTIONS* – 0.1%
Total Purchased Options (M) (Cost $1,682) ($ Thousands)	3,011	$1,386

WRITTEN OPTIONS* – (0.2)%
Total Written Options (M) (Premiums Received $1,850) ($ Thousands)	(2,522)	$(2,068)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

A list of the open exchange traded option contracts for the Fund at December 31, 2017, is as follows:

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)
PURCHASED OPTIONS – 0.1%

Put Options
IMM Eurodollar Future Option*	1,958	479	$97.88	12/22/18	734
IMM Eurodollar Future Option*	1,053	257	97.63	12/21/19	652

Total Purchased Options		736			1,386

WRITTEN OPTIONS – (0.2)%
Put Options
IMM Eurodollar Future Option*	(1,958)	(479)	97.75	12/22/18	(453)

Call Options
January 18 Calls on SPX*	(285)	(76)	2,660.00	01/20/18	(855)
January 18 Calls on SPX*	(279)	(75)	2,665.00	01/20/18	(760)

		(151)			(1,615)

Total Written Options		(630)			(2,068)

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	252	Mar-2018	$33,305	$33,717	$412
U.S. 10-Year Treasury Note	267	Mar-2018	33,233	33,121	(112)
U.S. 2-Year Treasury Note	151	Mar-2018	32,383	32,331	(52)
U.S. 5-Year Treasury Note	573	Mar-2018	66,801	66,562	(239)
U.S. Long Treasury Bond	65	Mar-2018	9,928	9,945	17
U.S. Ultra Long Treasury Bond	31	Mar-2018	5,167	5,197	30
Ultra 10-Year U.S. Treasury Note	18	Mar-2018	2,416	2,404	(12)

			$183,233	$183,277	$44

A list of the open forward foreign currency contracts held by the Fund at December 31, 2017 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	01/10/18 - 01/31/18	EUR	4,301	USD	5,090	(83)
Barclays PLC	01/10/18	GBP	1,654	USD	2,217	(21)
Barclays PLC	01/26/18	MXP	10,853	USD	581	30
Citigroup	01/18/18	ZAR	30,661	USD	2,117	(353)
Citigroup	01/31/18	EUR	230	USD	274	(2)
Deutsche Bank	01/19/18	GBP	2,684	USD	3,529	(104)
Goldman Sachs	01/08/18 - 01/29/18	GBP	6,432	USD	8,585	(118)
JPMorgan Chase Bank	01/02/18	GBP	3,153	USD	4,220	(45)
JPMorgan Chase Bank	01/31/18	EUR	21,534	USD	25,696	(209)
JPMorgan Chase Bank	02/07/18	EUR	4,200	USD	4,990	(64)

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	01/10/18	EUR	3,290	USD	3,892	(61)
Morgan Stanley	02/13/18	JPY	1,478,000	USD	13,262	110
Morgan Stanley	03/01/18	DKK	81,020	USD	12,850	(269)
UBS	01/18/18	USD	751	ZAR	10,347	82

						$(1,107)

A list of the open OTC swap agreements held by the Fund at December 31, 2017, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	1.56%	3-MONTH USD - LIBOR	Quarterly	07/03/2018	USD	7,150	$(55)	$–	$(55)
Bank of America	2.70%	3-MONTH USD - LIBOR	Quarterly	07/18/2023	USD	600	(8)	–	(8)

							$(63)	$–	$(63)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2017, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.00%	6-MONTH GBP - LIBOR	Semi-Annual	03/21/2025	GBP	550	$9	$12	$(3)
.50%	6-MONTH EUR - EURIBOR	Semi-Annual	03/21/2025	EUR	5,200	48	8	40
1.9914%	3-MONTH USD - LIBOR	Quarterly	08/22/2024	USD	3,600	51	58	(7)
1.00%	6-MONTH EUR - EURIBOR	Semi-Annual	03/21/2028	EUR	2,960	(25)	(47)	22
1.50%	6-MONTH EUR - EURIBOR	Semi-Annual	03/21/2038	EUR	500	(7)	(13)	6
2.25	3-MONTH USD - LIBOR	Quarterly	03/21/2028	USD	1,100	17	20	(3)
1.25%	6-MONTH GBP - LIBOR	Semi-Annual	03/21/2028	GBP	770	5	11	(6)
0.25%	6-MONTH EUR - EURIBOR	Semi-Annual	03/21/2023	EUR	6,780	47	7	40
1.6738%	3-MONTH USD - LIBOR	Quarterly	08/16/2020	USD	31,300	225	230	(5)
0.00%	6-MONTH EUR - EURIBOR	Semi-Annual	03/21/2020	EUR	1,090	(3)	(4)	1
1.707	3-MONTH USD - LIBOR	Semi-Annual	12/16/2019	USD	2,100	14	–	14
0.00%	6-MONTH EUR - EURIBOR	Semi-Annual	03/21/2021	EUR	2,790	7	(1)	8
2.55%	6-MONTH PZL - PZL WIBO6M	Semi-Annual	03/21/2023	PLN	14,130	2	9	(7)
28-DAY MXN - TIIE	7.50%	Monthly	03/15/2023	MXN	28,900	(23)	(8)	(15)
1.8953%	3-MONTH USD - LIBOR	Quarterly	08/11/2022	USD	12,200	116	109	7

						$483	$391	$92

Percentages are based on Net Assets of $983,902 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $358,313 ($ Thousands), representing 36.42% of the Net Assets of the Fund.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Interest rate unavailable.
(D)	Maturity date not available.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Security is in default on interest payment.
(G)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(H)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on December 31, 2017. The coupon on a step bond changes on a specified date.
(I)	Unsettled bank loan. Interest rate not available.
(J)	Securities considered illiquid. The total value of such securities as of December 31, 2017 was $4,012 ($ Thousands) and represented 0.5% of the Net Assets of the Fund.
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(L)	Open Ended Repurchase Agreement.
(M)	Refer to table below for details on Options Contracts.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

ABS – Asset Backed Security

ARS – Argentine Peso

CDO – Collateralized Debt Obligation

Cl – Class

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

CV – Convertible Security

DKK – Danish Krone

DN – Discount Note

ETF – Exchange Traded Fund

EUR – Euro

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

IO – Interest Only – face amount represents notional amount.

JPY – Japanese Yen

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

L.P. – Limited Partnership

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

MXN – Mexican Peso

OTC – Over the Counter

PLC – Public Limited Company

PLN – Polish Zloty

RB – Revenue Bond

Re-REMIC – Re-securitization of Real Estate Mortgage Investment Conduit

S&P– Standard & Poor’s

Ser – Series

ULC – Unlimited Liability Company

USD – United States Dollar

VAR – Variable

ZAR – South African Rand

The following is a list of the level of inputs used as of December 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$255,489	$4,599	$260,088
Corporate Obligations	–	174,851	10,324	185,175
Sovereign Debt	–	144,696	–	144,696
Common Stock	118,807	39	70	118,916
Loan Participations	–	71,947	18,601	90,548
Mortgage-Backed Securities	–	70,239	10,275	80,514
Exchange Traded Funds	4,611	–	–	4,611
Municipal Bonds	–	2,630	–	2,630
U.S. Treasury Obligation	–	2,079	–	2,079
Preferred Stock	1,785	–	–	1,785
Repurchase Agreements	–	1,337	–	1,337
Convertible Bonds	–	636	21	657
Warrant	–	16	–	16
Commercial Paper	–	14,997	–	14,997

Total Investments in Securities	$125,203	$738,956	$43,890	$908,049

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$1,386	$–	$–	$1,386
Written Options	(2,068)	–	–	(2,068)
Futures Contracts *
Unrealized Appreciation	459	–	–	459
Unrealized Depreciation	(415)	–	–	(415)
Forwards Contracts *
Unrealized Appreciation	–	222	–	222
Unrealized Depreciation	–	(1,329)	–	(1,329)
OTC Swaps
Interest Rate Swaps *
Unrealized Depreciation	–	(63)	–	(63)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	138	–	138
Unrealized Depreciation	–	(46)	–	(46)

Total Other Financial Instruments	$(638)	$(1,078)	$–	$(1,716)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Income Fund (Continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Asset-Backed Securities	Investments in Loan Participations	Investments in Corporate Obligations	Investments in Convertible Bonds	Investments in Common Stock	Investments in Mortgage Backed Securities
Balance as of October 1, 2017	$3,902	$21,692	$10,594	$15	$79	$11,018
Accrued discounts/premiums	–	43	3	–	–	2
Realized gain/(loss)	–	(985)	–	–	–	–
Change in unrealized appreciation/ (depreciation)	1	(192)	(35)	6	(9)	(75)
Purchases	415	687	–	–	–	–
Sales	(13)	(985)	(843)	–	–	(66)
Net transfer into Level 3	1,400	–	605	–	–	496
Net transfer out of Level 3	(1,106)	(1,659)	–	–	–	(1,100)
Ending Balance as of December 31, 2017	$4,599	$18,601	$10,324	$21	$70	$10,275
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(60)	$(146)	$(65)	$6	$(9)	$17

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were transfers into/out of Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of December 31, 2017. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value ($ Thousands) at December 31, 2017	Valuation Technique(s)	Range (Weighted Unobservable Input Average)
Asset-Backed Securities	$745	Broker Quotes	Broker Quotes	95

Corporate Obligations	6,168	Broker Quotes	Broker Quotes	99.61 - 103.60

Loan Participations	6,537	Yield analysis	Yield	6.39% - 8.97%

Mortgage Related	11,213	Broker Quotes	Broker Quotes	90.93 - 99.12
		Discounted Cash Flow	Credit Spread	400

Common Stock	195	Discounted Cash Flow	Discount Rate	13%
		Discounted Cash Flow	Perpetuity Growth Rate	5.50%
		Discounted Cash Flow	Terminal EBITDA Multiple	12x

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 66.7%
U.S. Treasury Bills ** (A)
1.269%, 03/01/2018	$92,950	$92,759
1.221%, 02/08/2018	51,420	51,354
1.066%, 01/18/2018	4,040	4,038
U.S. Treasury Inflation Protected Securities
1.375%, 01/15/2020	44,742	45,914
1.250%, 07/15/2020	52,972	54,697
1.125%, 01/15/2021	20,748	21,367
0.625%, 07/15/2021	104,076	106,078
0.375%, 07/15/2025	3,415	3,420
0.125%, 04/15/2019	9,693	9,671
0.125%, 04/15/2020	84,483	84,310
0.125%, 04/15/2021	24,183	24,083
0.125%, 01/15/2022	32,444	32,313
0.125%, 04/15/2022	26,426	26,239
0.125%, 07/15/2022	19,381	19,355
0.125%, 01/15/2023	29,713	29,483

Total U.S. Treasury Obligations (Cost $608,336) ($ Thousands)		605,081

	Shares

COMMON STOCK – 28.1%

Consumer Discretionary – 0.0%
Bob Evans Farms	1,013	80

Consumer Staples – 6.9%
Altria Group	59,402	4,242
Andersons	678	21
Archer-Daniels-Midland	16,340	655
B&G Foods, Cl A	2,329	82
Blue Buffalo Pet Products *	2,428	80
Boston Beer, Cl A *	150	29
Brown-Forman, Cl A	1,828	123
Brown-Forman, Cl B	5,106	351
Bunge	5,156	346
Calavo Growers	450	38
Cal-Maine Foods *	650	29
Campbell Soup	5,406	260
Casey’s General Stores	1,205	135
Central Garden & Pet, Cl A *	778	29
Church & Dwight	7,458	374
Clorox	3,754	558
Coca-Cola	121,592	5,579
Coca-Cola Bottling Consolidated	180	39
Colgate-Palmolive	27,329	2,062
Conagra Brands	12,614	475
Constellation Brands, Cl A	5,106	1,167
Costco Wholesale	13,508	2,514
Coty, Cl A	13,365	266
CVS Health	30,972	2,245
Darling Ingredients *	6,436	117

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dean Foods	4,072	$47
Dr Pepper Snapple Group	5,156	500
Edgewell Personal Care *	1,834	109
Energizer Holdings	1,713	82
Estee Lauder, Cl A	6,434	819
Flowers Foods	5,356	103
Fresh Del Monte Produce	1,189	57
General Mills	18,078	1,072
Hain Celestial Group *	3,134	133
Herbalife *	2,379	161
Hershey	4,054	460
Hormel Foods	7,558	275
Hostess Brands, Cl A *	3,370	50
HRG Group *	4,708	80
Ingles Markets, Cl A	579	20
Ingredion	2,252	315
J&J Snack Foods	727	110
JM Smucker	3,304	410
Kellogg	7,158	487
Kimberly-Clark	10,528	1,270
Kraft Heinz	19,226	1,495
Kroger	28,599	785
Lamb Weston Holdings	4,650	262
Lancaster Colony	650	84
McCormick & Co	3,354	342
Molson Coors Brewing Co, Cl B	4,705	386
Mondelez International, Cl A	46,249	1,979
Monster Beverage *	13,327	843
National Beverage, Cl A	533	52
Nu Skin Enterprises, Cl A	1,802	123
PepsiCo	44,243	5,306
Performance Food Group *	4,195	139
Philip Morris International	49,069	5,184
Pilgrim’s Pride *	1,278	40
Pinnacle Foods	3,554	211
Post Holdings *	2,272	180
PriceSmart	900	77
Procter & Gamble	80,052	7,355
Rite Aid *	30,031	59
Sanderson Farms	601	83
Seaboard	7	31
Snyder’s-Lance	2,700	135
SpartanNash	1,822	49
Spectrum Brands Holdings	950	107
Sprouts Farmers Market *	5,028	122
SUPERVALU *	932	20
Sysco, Cl A	15,891	965
Tootsie Roll Industries	669	24
TreeHouse Foods *	1,827	90
Tyson Foods, Cl A	8,481	688
United Natural Foods *	1,784	88
Universal	1,022	54

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
US Foods Holding *	5,356	$171
Vector Group	4,835	108
Walgreens Boots Alliance	28,003	2,034
Wal-Mart Stores	45,536	4,497
WD-40	327	39
Weis Markets	400	17

		62,600

Energy – 7.2%
Anadarko Petroleum, Cl A	22,757	1,221
Andeavor	6,674	763
Antero Resources *	9,547	181
Apache	16,187	683
Archrock	6,800	71
Baker Hughes	18,689	591
Bonanza Creek Energy *	2,024	56
C&J Energy Services *	3,086	103
Cabot Oil & Gas	18,527	530
Callon Petroleum *	8,628	105
Carrizo Oil & Gas *	3,200	68
Centennial Resource Development, Cl A *	7,800	154
Cheniere Energy *	9,310	501
Chesapeake Energy *	33,191	131
Chevron	77,284	9,675
Cimarex Energy	4,155	507
CNX Resources *	9,162	134
Concho Resources *	6,004	902
ConocoPhillips	49,372	2,710
CONSOL Energy *	1,235	49
Continental Resources, Cl A *	3,404	180
Delek US Holdings	3,778	132
Devon Energy	21,498	890
Diamondback Energy, Cl A *	4,255	537
Dril-Quip *	1,388	66
Energen *	4,108	237
Ensco, Cl A	18,586	110
EOG Resources	23,567	2,543
EQT	9,638	549
Exterran *	877	28
Extraction Oil & Gas *	5,157	74
Exxon Mobil	174,768	14,618
Forum Energy Technologies *	4,587	71
GasLog	3,568	79
Golar LNG	4,677	139
Gulfport Energy *	7,258	93
Halliburton	36,227	1,770
Helix Energy Solutions Group *	3,778	28
Helmerich & Payne	4,468	289
Hess	11,674	554
HollyFrontier	6,557	336
Kinder Morgan	81,975	1,481
Kosmos Energy *	12,600	86

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Laredo Petroleum *	6,591	$70
Marathon Oil	33,847	573
Marathon Petroleum	20,992	1,385
Matador Resources *	4,464	139
McDermott International *	14,050	92
Murphy Oil	6,558	204
Nabors Industries	20,451	140
National Oilwell Varco, Cl A	16,313	588
Newfield Exploration Co *	8,109	256
Newpark Resources, Cl A *	6,466	56
Noble *	13,500	61
Noble Energy	20,930	610
Oasis Petroleum *	10,300	87
Occidental Petroleum	32,542	2,397
Oceaneering International, Cl A	4,568	97
Oil States International *	2,170	61
ONEOK	14,960	800
Par Pacific Holdings *	4,319	83
Parsley Energy, Cl A *	11,112	327
Patterson-UTI Energy	10,159	234
PBF Energy, Cl A	4,629	164
PDC Energy, Cl A *	2,450	126
Peabody Energy *	2,025	80
Phillips 66	18,347	1,856
Pioneer Natural Resources Co	7,009	1,212
QEP Resources *	4,494	43
Range Resources	7,149	122
Resolute Energy *	1,713	54
REX American Resources *	747	62
Ring Energy *	4,090	57
Rowan, Cl A *	5,104	80
RPC	1,328	34
RSP Permian *	5,451	222
Sanchez Energy *	6,466	34
Schlumberger, Cl A	57,628	3,884
Scorpio Tankers	11,440	35
SemGroup, Cl A	2,990	90
Ship Finance International	6,343	98
SM Energy	4,163	92
Southwestern Energy *	19,622	110
SRC Energy *	9,664	82
Stone Energy *	2,076	67
Superior Energy Services *	7,681	74
Targa Resources	8,259	400
Transocean *	17,600	188
Ultra Petroleum *	4,136	37
Unit *	3,271	72
US Silica Holdings	3,378	110
Valero Energy	18,574	1,707
Weatherford International *	43,950	183
Whiting Petroleum *	2,502	66
Williams Cos	35,142	1,071

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
World Fuel Services	2,874	$81
WPX Energy *	14,900	210

		65,088

Financials – 0.0%
Altisource Residential	5,208	62
Investors Real Estate Trust ‡	12,440	71
Preferred Apartment Communities, Cl A ‡	3,424	69

		202

Health Care – 5.6%
Abbott Laboratories	24,124	1,377
AbbVie	22,425	2,169
ABIOMED *	723	135
Acadia Healthcare, Cl A *	1,066	35
ACADIA Pharmaceuticals *	1,000	30
Aerie Pharmaceuticals *	1,013	61
Aetna, Cl A	4,567	824
Agilent Technologies	5,156	345
Agios Pharmaceuticals *	1,500	86
Akorn *	1,228	40
Alexion Pharmaceuticals *	3,003	359
Align Technology *	1,001	222
Alkermes *	2,411	132
Allergan PLC	4,469	731
Allscripts Healthcare Solutions *	2,178	32
Alnylam Pharmaceuticals *	1,201	153
AmerisourceBergen, Cl A	2,453	225
Amgen, Cl A	10,374	1,804
Amicus Therapeutics *	6,393	92
AMN Healthcare Services *	600	30
Anthem	3,626	816
Array BioPharma *	5,063	65
athenahealth *	793	105
Avexis *	675	75
Baxter International	7,108	459
Becton Dickinson	3,311	709
Biogen *	3,054	973
BioMarin Pharmaceutical *	2,653	237
Bio-Rad Laboratories, Cl A *	482	115
Bio-Techne	550	71
Bioverativ *	2,232	120
Bluebird Bio *	627	112
Blueprint Medicines *	1,140	86
Boston Scientific *	18,320	454
Bristol-Myers Squibb	22,871	1,402
Bruker	1,100	38
Cantel Medical	400	41
Cardinal Health	4,805	294
Catalent *	2,556	105
Celgene, Cl A *	11,067	1,155
Centene *	2,653	268

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cerner *	4,494	$303
Charles River Laboratories International *	853	93
Chemed	480	117
Cigna	3,439	698
Clovis Oncology *	450	31
Cooper Cos, Cl A	772	168
Danaher, Cl A	9,119	846
DaVita *	2,775	200
DENTSPLY SIRONA	3,604	237
DexCom *	1,500	86
Edwards Lifesciences, Cl A *	3,103	350
Eli Lilly & Co	13,673	1,155
Endo International *	3,700	29
Envision Healthcare *	2,178	75
Exact Sciences *	1,239	65
Exelixis *	4,101	125
Express Scripts *	8,209	613
FibroGen *	1,386	66
Gilead Sciences	17,997	1,289
Globus Medical, Cl A *	900	37
Haemonetics *	728	42
Halozyme Therapeutics *	3,568	72
Halyard Health *	1,437	66
HCA Healthcare	4,405	387
HealthEquity *	600	28
HealthSouth	1,078	53
Henry Schein *	2,803	196
Hill-Rom Holdings	1,351	114
Hologic *	4,655	199
Horizon Pharma *	1,828	27
Humana	2,182	541
ICU Medical *	482	104
IDEXX Laboratories *	1,509	236
Ignyta *	2,122	57
Illumina *	2,052	448
INC Research Holdings, Cl A *	1,273	55
Incyte *	2,553	242
Insmed *	2,073	65
Insulet *	678	47
Integra LifeSciences Holdings *	728	35
Intercept Pharmaceuticals *	278	16
Intuitive Surgical *	1,743	636
Ionis Pharmaceuticals *	2,076	104
IQVIA Holdings *	2,202	216
Ironwood Pharmaceuticals, Cl A *	1,628	24
Johnson & Johnson	36,401	5,086
Juno Therapeutics *	1,201	55
Laboratory Corp of America Holdings *	1,602	256
Ligand Pharmaceuticals *	278	38
LivaNova *	1,157	92
Loxo Oncology *	675	57
Magellan Health *	701	68

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mallinckrodt *	1,950	$44
Masimo *	892	76
McKesson	2,953	460
Medicines *	850	23
Medidata Solutions *	629	40
MEDNAX *	2,127	114
Medtronic PLC	19,283	1,557
Merck	37,505	2,110
Mettler-Toledo International *	440	273
Molina Healthcare *	1,338	103
Mylan *	6,757	286
Nektar Therapeutics, Cl A *	1,784	107
Neogen, Cl B *	427	35
Neurocrine Biosciences *	1,128	87
Nevro *	278	19
NuVasive *	1,300	76
Omnicell *	650	32
Pacira Pharmaceuticals *	1,760	80
Patterson Cos	2,077	75
Penumbra *	350	33
PerkinElmer	1,752	128
Perrigo Co PLC	2,230	194
Pfizer	80,097	2,901
Portola Pharmaceuticals, Cl A *	1,437	70
PRA Health Sciences *	1,398	127
Premier, Cl A *	828	24
Prestige Brands Holdings, Cl A *	600	27
Prothena *	476	18
Puma Biotechnology *	520	51
QIAGEN	4,464	138
Quest Diagnostics	2,353	232
Regeneron Pharmaceuticals *	1,102	414
Repligen *	1,388	50
ResMed	2,453	208
Sage Therapeutics *	427	70
Sarepta Therapeutics *	1,288	72
Seattle Genetics *	1,752	94
STERIS PLC	1,398	122
Stryker	4,562	706
Teleflex	800	199
TESARO *	600	50
Theravance Biopharma *	1,382	39
Thermo Fisher Scientific	5,866	1,114
Ultragenyx Pharmaceutical *	476	22
United Therapeutics *	822	122
UnitedHealth Group	12,662	2,791
Universal Health Services, Cl B	1,388	157
Varian Medical Systems *	1,602	178
Veeva Systems, Cl A *	1,921	106
Vertex Pharmaceuticals *	3,404	510
Waters *	1,101	213
WellCare Health Plans *	822	165

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
West Pharmaceutical Services	1,351	$133
Wright Medical Group *	1,477	33
Zimmer Biomet Holdings	2,803	338
Zoetis, Cl A	6,257	451

		50,724

Information Technology – 2.8%
Accenture PLC, Cl A	4,030	617
ACI Worldwide *	1,278	29
Activision Blizzard	5,907	374
Adobe Systems *	3,504	614
Akamai Technologies *	1,437	93
Alliance Data Systems	520	132
Alphabet, Cl A *	2,033	2,142
Alphabet, Cl C *	2,063	2,159
Amdocs	2,553	167
ANSYS *	1,001	148
Aspen Technology *	476	31
Autodesk, Cl A *	1,502	157
Automatic Data Processing	3,036	356
Blackbaud, Cl A	960	91
Booz Allen Hamilton Holding, Cl A	700	27
Broadridge Financial Solutions	1,400	127
CA	2,878	96
Cadence Design Systems *	3,182	133
CDK Global	1,765	126
Citrix Systems *	1,500	132
Cognizant Technology Solutions, Cl A	3,965	282
Conduent *	6,008	97
CoreLogic *	678	31
CoStar Group *	229	68
CSRA	877	26
Dell Technologies, Cl V *	476	39
DST Systems	400	25
DXC Technology	2,002	190
eBay *	8,009	302
Electronic Arts *	2,353	247
Ellie Mae *	300	27
EPAM Systems *	350	38
Euronet Worldwide *	327	28
Facebook, Cl A *	15,992	2,822
Fair Isaac	200	31
Fidelity National Information Services, Cl B	2,753	259
First Data, Cl A *	2,150	36
Fiserv, Cl A *	1,852	243
FleetCor Technologies *	772	149
Fortinet *	850	37
Gartner *	900	111
Genpact	1,050	33
Global Payments	1,600	160
GoDaddy, Cl A *	1,495	75
GrubHub *	868	62

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Guidewire Software, Cl Z *	500	$37
IAC/InterActive *	400	49
International Business Machines	5,443	835
Intuit	1,702	269
j2 Global	327	25
Jack Henry & Associates	1,051	123
Leidos Holdings	1,300	84
LogMeIn	327	37
Mastercard, Cl A	6,828	1,033
MAXIMUS	427	31
Microsoft	50,567	4,325
Oracle, Cl B	19,504	922
Paychex	2,775	189
PayPal Holdings *	7,909	582
Proofpoint *	350	31
PTC *	600	36
Red Hat *	1,652	198
salesforce.com *	4,605	471
ServiceNow *	1,013	132
Splunk *	1,505	125
Square, Cl A *	2,577	89
SS&C Technologies Holdings	2,560	104
Symantec, Cl A	5,506	154
Synopsys *	1,543	132
Take-Two Interactive Software, Cl A *	500	55
Teradata *	828	32
Total System Services	1,661	131
Twitter *	5,556	133
Tyler Technologies *	229	41
Ultimate Software Group *	150	33
Vantiv, Cl A *	1,557	114
VeriSign *	991	113
Visa, Cl A	12,919	1,473
VMware, Cl A *	820	103
Western Union	4,900	93
WEX *	200	28
Workday, Cl A *	1,151	117
Zillow Group, Cl C *	700	29

		25,677

Real Estate – 2.9%
Acadia Realty Trust ‡	2,627	72
Agree Realty ‡	579	30
Alexander & Baldwin ‡	1,928	53
Alexander’s ‡	57	23
Alexandria Real Estate Equities ‡	2,614	341
American Assets Trust ‡	1,635	63
American Campus Communities ‡	3,270	134
American Homes 4 Rent, Cl A ‡	8,294	181
American Tower, Cl A ‡	10,185	1,453
Apartment Investment &
Management, Cl A ‡	3,754	164

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apple Hospitality ‡	4,014	$79
Ashford Hospitality Trust ‡	8,487	57
AvalonBay Communities ‡	2,953	527
Boston Properties ‡	3,254	423
Brandywine Realty Trust ‡	6,021	110
Brixmor Property Group ‡	5,078	95
Camden Property Trust ‡	1,685	155
CareTrust ‡	1,650	28
CBL & Associates Properties ‡	2,650	15
CBRE Group, Cl A *	6,257	271
Chesapeake Lodging Trust ‡	1,050	28
Colony NorthStar, Cl A ‡	14,866	170
Columbia Property Trust ‡	4,550	104
CoreCivic ‡	2,874	65
CoreSite Realty ‡	986	112
Corporate Office Properties Trust ‡	2,828	83
Cousins Properties, Cl A ‡	10,662	99
Crown Castle International ‡	9,426	1,046
CubeSmart ‡	4,581	132
CyrusOne ‡	2,336	139
DCT Industrial Trust ‡	2,411	142
DDR ‡	8,970	80
DiamondRock Hospitality ‡	6,442	73
Digital Realty Trust, Cl A ‡	5,164	588
Douglas Emmett ‡	3,469	142
Duke Realty ‡	8,559	233
Easterly Government Properties ‡	3,375	72
EastGroup Properties ‡	1,076	95
Education Realty Trust ‡	2,600	91
Empire State Realty Trust, Cl A ‡	4,528	93
EPR Properties, Cl A ‡	1,453	95
Equinix ‡	1,741	789
Equity Commonwealth * ‡	3,150	96
Equity LifeStyle Properties ‡	1,950	174
Equity Residential ‡	7,608	485
Essex Property Trust ‡	1,481	357
Extra Space Storage ‡	3,373	295
Federal Realty Investment Trust ‡	1,452	193
First Industrial Realty Trust ‡	3,530	111
Forest City Realty Trust, Cl A ‡	5,642	136
Four Corners Property Trust ‡	1,178	30
Franklin Street Properties ‡	3,050	33
Gaming and Leisure Properties ‡	5,256	194
GEO Group ‡	2,958	70
GGP ‡	15,717	368
Gladstone Commercial ‡	3,038	64
Global Net Lease ‡	1,542	32
Government Properties Income Trust, Cl A ‡	1,578	29
Gramercy Property Trust ‡	4,775	127
HCP ‡	10,848	283
Healthcare Realty Trust ‡	3,504	113
Healthcare Trust of America, Cl A ‡	4,101	123

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hersha Hospitality Trust, Cl A ‡	1,328	$23
HFF, Cl A	900	44
Highwoods Properties ‡	2,751	140
Hospitality Properties Trust ‡	5,352	160
Host Hotels & Resorts ‡	16,518	328
Howard Hughes *	1,109	146
Hudson Pacific Properties ‡	3,582	123
Invitation Homes ‡	6,913	163
Iron Mountain ‡	6,257	236
iStar * ‡	2,150	24
JBG SMITH Properties ‡	2,000	69
Jones Lang LaSalle	979	146
Kennedy-Wilson Holdings	2,745	48
Kilroy Realty ‡	2,428	181
Kimco Realty ‡	8,821	160
Kite Realty Group Trust ‡	1,828	36
Lamar Advertising, Cl A ‡	1,784	132
LaSalle Hotel Properties ‡	2,577	72
Lexington Realty Trust ‡	9,300	90
Liberty Property Trust ‡	3,927	169
Life Storage ‡	1,300	116
LTC Properties	1,579	69
Macerich ‡	3,122	205
Mack-Cali Realty ‡	2,924	63
Medical Properties Trust ‡	7,458	103
Mid-America Apartment Communities ‡	2,699	271
Monmouth Real Estate Investment, Cl A ‡	2,573	46
National Health Investors ‡	1,041	78
National Retail Properties ‡	3,500	151
National Storage Affiliates Trust ‡	1,128	31
New Senior Investment Group ‡	4,478	34
NorthStar Realty Europe	5,401	73
Omega Healthcare Investors ‡	4,474	123
Outfront Media ‡	3,922	91
Paramount Group ‡	6,407	102
Park Hotels & Resorts ‡	3,893	112
Pebblebrook Hotel Trust ‡	1,128	42
Pennsylvania Real Estate Investment Trust ‡	1,600	19
Physicians Realty Trust ‡	5,878	106
Piedmont Office Realty Trust, Cl A	3,766	74
Potlatch ‡	1,652	82
Prologis ‡	12,051	777
PS Business Parks	522	65
Public Storage ‡	3,258	681
QTS Realty Trust, Cl A ‡	1,702	92
Quality Care Properties * ‡	1,378	19
Ramco-Gershenson Properties Trust ‡	1,977	29
Rayonier ‡	3,628	115
RE/MAX Holdings, Cl A	500	24
Realogy Holdings	4,101	109
Realty Income ‡	6,179	352
Regency Centers ‡	4,232	293

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Retail Opportunity Investments ‡	5,100	$102
Retail Properties of America, Cl A ‡	7,890	106
Rexford Industrial Realty ‡	1,328	39
RLJ Lodging Trust ‡	4,599	101
Ryman Hospitality Properties ‡	1,072	74
Sabra Health Care ‡	4,681	88
Saul Centers ‡	1,734	107
SBA Communications, Cl A * ‡	2,853	466
Select Income ‡	2,726	69
Senior Housing Properties Trust ‡	6,644	127
Seritage Growth Properties ‡	550	22
Simon Property Group ‡	7,188	1,234
SL Green Realty ‡	2,378	240
Spirit Realty Capital ‡	13,807	118
St. Joe *	4,159	75
STAG Industrial ‡	1,778	49
STORE Capital ‡	4,355	113
Summit Hotel Properties ‡	1,600	24
Sun Communities ‡	1,852	172
Sunstone Hotel Investors ‡	5,706	94
Tanger Factory Outlet Centers	2,478	66
Taubman Centers ‡	1,635	107
Terreno Realty ‡	1,178	41
Tier ‡	1,628	33
UDR ‡	6,057	233
UMH Properties ‡	5,063	75
Uniti Group ‡	4,262	76
Universal Health Realty Income Trust ‡	400	30
Urban Edge Properties ‡	2,748	70
Ventas ‡	7,408	445
VEREIT ‡	21,500	168
Vornado Realty Trust ‡	4,418	345
Washington Prime Group ‡	3,400	24
Washington Real Estate Investment Trust ‡	2,478	77
Weingarten Realty Investors ‡	2,977	98
Welltower ‡	8,481	541
Weyerhaeuser ‡	19,506	688
WP Carey	3,279	226
Xenia Hotels & Resorts ‡	4,200	91

		25,949

Telecommunication Services – 1.4%
AT&T	154,376	6,002
CenturyLink	22,408	374
Cogent Communications Holdings	700	32
Consolidated Communications Holdings	3,466	42
Iridium Communications *	5,813	69
Shenandoah Telecommunications	900	30
Sprint *	17,908	106
Straight Path Communications *	387	70
Telephone & Data Systems	3,122	87
T-Mobile US *	6,257	397

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United States Cellular *	678	$26
Verizon Communications	102,875	5,445
Vonage Holdings *	4,200	43
Zayo Group Holdings *	3,761	138

		12,861

Utilities – 1.3%
AES	12,042	130
ALLETE	1,350	100
Alliant Energy	3,878	165
Ameren	3,454	204
American Electric Power	7,211	531
American Water Works	2,491	228
Aqua America	3,003	118
Atmos Energy	1,437	123
Avista	700	36
Black Hills, Cl A	1,400	84
Calpine *	7,508	114
CenterPoint Energy	7,308	207
CMS Energy	4,004	189
Connecticut Water Service	1,100	63
Consolidated Edison	4,256	362
Dominion Energy	8,987	728
DTE Energy	2,453	269
Duke Energy	9,909	833
Edison International	4,255	269
El Paso Electric, Cl A	600	33
Entergy	2,603	212
Eversource Energy	4,505	285
Exelon	14,032	553
FirstEnergy	7,108	218
Great Plains Energy	3,737	120
Hawaiian Electric Industries	2,728	99
IDACORP, Cl A	1,100	101
MDU Resources Group	3,945	106
MGE Energy	400	25
National Fuel Gas	1,437	79
New Jersey Resources	1,972	79
NextEra Energy	6,936	1,083
NiSource	5,346	137
NorthWestern	1,401	84
NRG Energy	4,105	117
NRG Yield, Cl C	3,419	65
OGE Energy	3,590	118
ONE Gas	1,194	87
Ormat Technologies	500	32
Otter Tail	650	29
Pattern Energy Group, Cl A	1,550	33
PG&E	7,771	348
Pinnacle West Capital	1,650	141
PNM Resources	2,152	87
Portland General Electric	2,076	95

Description	Shares		Market Value ($ Thousands)

COMMON STOCK (continued)
PPL		9,160	$284
Public Service Enterprise Group		6,707	345
SCANA		1,900	76
Sempra Energy		3,654	391
South Jersey Industries, Cl A		927	29
Southern Co		13,685	658
Southwest Gas Holdings		1,076	87
Spire		1,194	90
UGI		2,647	124
Unitil		1,400	64
Vectren		1,713	111
Vistra Energy *		2,845	52
WEC Energy Group		4,555	303
Westar Energy, Cl A		2,336	123
WGL Holdings		1,076	92
Xcel Energy		6,958	335

			12,283

Total Common Stock
(Cost $233,034) ($ Thousands)			255,464

	Face Amount (Thousands)

CORPORATE OBLIGATIONS – 7.6%

Consumer Discretionary – 0.7%
Adient Global Holdings
4.875%, 08/15/2026 (B)		$238	244
CBS
3.500%, 01/15/2025		835	838
CCO Holdings
4.000%, 03/01/2023 (B)		603	597
Cox Communications
2.950%, 06/30/2023 (B)		240	237
CSC Holdings
6.750%, 11/15/2021		160	172
Expedia
3.800%, 02/15/2028 (B)		805	778
Ford Motor Credit
5.875%, 08/02/2021		695	763
General Motors
3.500%, 10/02/2018		465	470
International Game Technology
6.250%, 02/15/2022 (B)		560	603
KB Home
4.750%, 05/15/2019		382	389
SFR Group
5.375%, 05/15/2022 (B)	EUR	235	290
Time Warner Cable
4.500%, 09/15/2042		$330	310
Virgin Media Finance
5.250%, 02/15/2022		200	194

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ziggo Secured Finance BV
5.500%, 01/15/2027 (B)	$223	$221

		6,106

Consumer Staples – 0.2%
Bunge Finance
8.500%, 06/15/2019	9	10
Marfrig Holdings Europe BV
8.000%, 06/08/2023 (B)	650	678
Minerva Luxembourg
6.500%, 09/20/2026 (B)	286	294
Sigma Alimentos
4.125%, 05/02/2026 (B)	212	214
Tyson Foods
3.950%, 08/15/2024	715	752
2.650%, 08/15/2019	219	220
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B)(C)	660	39

		2,207

Energy – 1.2%
Cenovus Energy
5.700%, 10/15/2019	261	274
3.000%, 08/15/2022	52	52
Diamond Offshore Drilling
4.875%, 11/01/2043	370	270
Ecopetrol
5.875%, 05/28/2045	309	316
Energy Transfer
5.200%, 02/01/2022	465	496
4.500%, 11/01/2023	114	118
Enterprise Products Operating
5.200%, 09/01/2020	340	363
3.700%, 02/15/2026	730	748
Hess
4.300%, 04/01/2027	966	968
Marathon Petroleum
5.125%, 03/01/2021	196	210
Nabors Industries
5.500%, 01/15/2023	885	859
Noble Energy
4.150%, 12/15/2021	475	495
3.900%, 11/15/2024	606	623
PDC Energy
5.750%, 05/15/2026 (B)	600	615
Petrobras Global Finance BV
6.250%, 03/17/2024	524	556
6.125%, 01/17/2022	30	32
Petroleos Mexicanos
6.500%, 03/13/2027 (B)	215	235
Petroleos Mexicanos MTN
4.625%, 09/21/2023	1,126	1,158

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Plains All American Pipeline
3.600%, 11/01/2024		$902	$879
Sabine Pass Liquefaction
5.000%, 03/15/2027		720	773
SM Energy
6.500%, 01/01/2023		43	44
Ultrapar International
5.250%, 10/06/2026 (B)		562	572
Williams Partners
3.900%, 01/15/2025		217	221

			10,877

Financials – 3.2%
ABN AMRO Bank
4.750%, 07/28/2025 (B)		269	286
Banco Bilbao Vizcaya Argentaria
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+3.870%, 12/31/2099		600	619
Banco Santander
3.500%, 04/11/2022		600	612
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049		292	332
Bank of America MTN
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028		1,120	1,158
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730%, 12/31/2049 (B)		131	157
3.684%, 01/10/2023		695	705
3.650%, 03/16/2025		330	330
BNP Paribas MTN
2.250%, 01/11/2027	EUR	434	548
Capital One Financial
3.300%, 10/30/2024		$1,152	1,146
Citigroup
3.875%, 03/26/2025		905	926
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028		395	401
Compass Bank
2.875%, 06/29/2022		905	896
Cooperatieve Rabobank UA
4.375%, 08/04/2025		657	693
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026		555	594
3.800%, 06/09/2023		530	547
Goldman Sachs Group
5.000%, VAR ICE LIBOR USD 3 Month+2.874%, 05/10/2166		603	593
2.350%, 11/15/2021		847	834

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group MTN
3.077%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023		$900	$937
HSBC Holdings
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028		835	870
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)		546	559
3.928%, 09/15/2026	EUR	160	211
JPMorgan Chase
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028		$590	611
JPMorgan Chase MTN
2.295%, 08/15/2021		551	546
Lincoln National
4.200%, 03/15/2022		355	374
Lloyds Banking Group
4.650%, 03/24/2026		543	573
MetLife
5.700%, 06/15/2035		80	101
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (B)		275	288
Morgan Stanley MTN
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028		1,150	1,161
Nationwide Financial Services
5.375%, 03/25/2021 (B)		470	506
Navient
6.625%, 07/26/2021		770	812
Navient MTN
7.250%, 01/25/2022		52	56
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Year Curr+7.598%, 12/31/2049		825	929
4.013%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2027		600	596
2.001%, VAR Euribor 3 Month+2.330%, 10/29/2049	EUR	100	118
Santander Holdings USA
4.400%, 07/13/2027 (B)		$1,135	1,161
Santander Issuances
5.179%, 11/19/2025		400	432
Santander Issuances MTN
3.250%, 04/04/2026	EUR	300	396
Santander UK
5.000%, 11/07/2023 (B)		$700	748
Standard Chartered
7.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.723%, 12/29/2049 (B)		200	219
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+6.301%, 12/29/2049		412	445

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.888%, VAR ICE LIBOR USD 3 Month+1.510%, 01/29/2049 (B)		$400	$374
Synchrony Financial
3.950%, 12/01/2027		1,150	1,145
Trust F/1401
5.250%, 01/30/2026 (B)		705	742
UBS Group Funding Switzerland
4.125%, 09/24/2025 (B)		689	723
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%, 12/29/2049		474	513
Wells Fargo
3.069%, 01/24/2023		881	888
XLIT
3.250%, VAR Euribor 3 Month+2.900%, 06/29/2047	EUR	240	291

			28,702

Health Care – 0.2%
Mylan
3.125%, 11/22/2028		485	613
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026		$560	463
Valeant Pharmaceuticals International
6.125%, 04/15/2025 (B)		600	549

			1,625

Industrials – 0.3%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (B)		670	683
Alfa
5.250%, 03/25/2024 (B)		660	698
Avis Budget Car Rental
5.250%, 03/15/2025 (B)		467	462
Embraer Netherlands Finance BV
5.400%, 02/01/2027		670	724
General Electric
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/2049		300	309
Odebrecht Finance
7.125%, 06/26/2042 (B)		844	267

			3,143

Information Technology – 0.4%
Broadcom
3.875%, 01/15/2027 (B)		486	478
3.625%, 01/15/2024 (B)		226	225
Hewlett Packard Enterprise
2.100%, 10/04/2019 (B)		794	789
Lam Research
2.800%, 06/15/2021		640	644

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Seagate HDD Cayman
4.750%, 01/01/2025		$427	$419
SPCM
4.875%, 09/15/2025 (B)		374	377
VMware
2.950%, 08/21/2022		359	358
Western Digital
7.375%, 04/01/2023 (B)		762	822

			4,112

Materials – 0.4%
Anglo American Capital
3.750%, 04/10/2022 (B)		200	203
Dow Chemical
4.250%, 11/15/2020		131	137
Eastman Chemical
3.800%, 03/15/2025		318	331
Minsur
6.250%, 02/07/2024 (B)		168	185
Nacional del Cobre de Chile
3.625%, 08/01/2027 (B)		372	372
NOVA Chemicals
5.250%, 08/01/2023 (B)		420	432
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (B)		408	415
Vale Overseas
6.875%, 11/21/2036		670	821
Yamana
4.950%, 07/15/2024		462	483

			3,379

Real Estate – 0.2%
Host Hotels & Resorts
3.750%, 10/15/2023		16	16
SBA Tower Trust
3.156%, 10/08/2020 (B)		950	957
Welltower
4.000%, 06/01/2025		550	569

			1,542

Telecommunication Services – 0.7%
AT&T
4.125%, 02/17/2026		574	587
3.900%, 08/14/2027		685	690
3.400%, 05/15/2025		2,045	2,010
CenturyLink
7.500%, 04/01/2024		120	120
Mauritius Investment
5.373%, 02/13/2022 (B)		561	580
Rogers Communications
4.000%, 06/06/2022	CAD	60	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sprint Capital
6.900%, 05/01/2019	$1,485	$1,554
Verizon Communications
5.500%, 03/16/2047	245	279
3.500%, 11/01/2024	180	183

		6,054

Utilities – 0.1%
CMS Energy
5.050%, 03/15/2022	185	201
Israel Electric
5.000%, 11/12/2024 (B)	792	842

		1,043

Total Corporate Obligations (Cost $67,661) ($ Thousands)		68,790

MORTGAGE-BACKED SECURITIES –5.9%

Agency Mortgage-Backed Obligations – 0.7%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
4.673%, VAR LIBOR USD 1 Month+6.150%, 06/15/2047	2,919	605
FHLMC CMO, Ser 2017-4727, Cl SA, IO
4.723%, VAR LIBOR USD 1 Month+6.200%, 11/15/2047	2,486	489
FNMA CMO, Ser 2011-131, Cl ST, IO
4.988%, VAR LIBOR USD 1 Month+6.540%, 12/25/2041	1,556	317
FNMA CMO, Ser 2014-17, Cl SA, IO
4.498%, VAR LIBOR USD 1 Month+6.050%, 04/25/2044	3,838	707
FNMA CMO, Ser 2014-78, Cl SE, IO
4.548%, VAR LIBOR USD 1 Month+6.100%, 12/25/2044	2,900	521
FNMA CMO, Ser 2014-92, Cl SX, IO
4.548%, VAR LIBOR USD 1 Month+6.100%, 01/25/2045	3,303	611
FNMA CMO, Ser 2016-77, Cl DS, IO
4.448%, VAR LIBOR USD 1 Month+6.000%, 10/25/2046	3,024	569
FNMA CMO, Ser 2017-62, Cl AS, IO
4.598%, VAR LIBOR USD 1 Month+6.150%, 08/25/2047	2,960	588
FNMA CMO, Ser 2017-81, Cl SA, IO
4.648%, VAR LIBOR USD 1 Month+6.200%, 10/25/2047	2,947	616
FNMA CMO, Ser 2017-97, Cl LS, IO
4.648%, VAR LIBOR USD 1 Month+6.200%, 12/25/2047	3,200	676

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-122, Cl SA, IO
4.699%, VAR LIBOR USD 1 Month+6.200%, 08/20/2047	$1,989	$433
GNMA CMO, Ser 2017-134, Cl SE, IO
4.699%, VAR LIBOR USD 1 Month+6.200%, 09/20/2047	2,292	435

		6,567

Non-Agency Mortgage-Backed Obligations – 5.2%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	111	105
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	251	225
Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/2036	172	175
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036	448	376
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	313	261
Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036	200	158
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	253	229
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
2.250%, VAR LIBOR USD 1 Month+1.000%, 11/15/2033 (B)	1,610	1,611
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (D)	20	20
Bellemeade Re II, Ser 2016-1A, Cl M2B
8.052%, VAR ICE LIBOR USD 1 Month+6.500%, 04/25/2026 (B)	363	368
BHMS Mortgage Trust, Ser 2014-ATLS, Cl AFX
3.601%, 07/05/2033 (B)	1,180	1,182
BX Trust, Ser 2017-IMC, Cl A
2.527%, VAR LIBOR USD 1 Month+1.050%, 10/15/2032 (B)	1,050	1,051
CCUBS Commercial Mortgage Trust, Ser 2017-C1, Cl A4
3.544%, 11/15/2050 (D)	1,115	1,146
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	670	673
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (B)	915	935

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	$158	$141
CHL Mortgage Pass-Through Trust, Ser 2006- 10, Cl 1A8
6.000%, 05/25/2036	253	218
CHL Mortgage Pass-Through Trust, Ser 2006- 13, Cl 1A19
6.250%, 09/25/2036	134	116
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.420%, 04/10/2046 (B)(D)	343	319
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	980	988
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2048	435	457
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	540	559
COMM Mortgage Trust, Ser 2010-C1, Cl D
6.125%, 07/10/2046 (B)(D)	740	776
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	545	569
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (B)	273	266
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl A4
3.504%, 06/15/2057	436	446
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	1,090	1,140
CSMC, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (B)	547	451
CSMC, Ser 2016-MFF, Cl D
6.077%, VAR LIBOR USD 1 Month+4.600%, 11/15/2033 (B)	268	271
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
1.742%, VAR ICE LIBOR USD 1 Month+0.190%, 12/25/2036	566	352
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
5.552%, VAR ICE LIBOR USD 1 Month+4.000%, 08/25/2024	1,082	1,184
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
6.102%, VAR ICE LIBOR USD 1 Month+4.550%, 10/25/2024	221	244

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
4.852%, VAR ICE LIBOR USD 1 Month+3.300%, 10/25/2027	$280	$315
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	242	206
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
6.552%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	201	228
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
5.852%, VAR ICE LIBOR USD 1 Month+4.300%, 02/25/2025	406	445
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
5.552%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	487	518
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
5.552%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	751	817
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
6.552%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	877	990
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
6.552%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	1,005	1,106
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
7.102%, VAR ICE LIBOR USD 1 Month+5.550%, 04/25/2028	915	1,031
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
7.252%, VAR ICE LIBOR USD 1 Month+5.700%, 04/25/2028	296	340
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
8.502%, VAR ICE LIBOR USD 1 Month+6.950%, 08/25/2028	731	865
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
8.302%, VAR ICE LIBOR USD 1 Month+6.750%, 08/25/2028	978	1,166
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
7.552%, VAR ICE LIBOR USD 1 Month+6.000%, 09/25/2028	814	966

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
7.452%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	$1,025	$1,189
Great Wolf Trust, Ser 2017-WOLF, Cl A
2.477%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (B)	680	683
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	742	745
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
4.944%, 01/10/2047 (B)(D)	955	817
H/2 Asset Funding, Ser 2015-1A
2.980%, 06/24/2049	521	520
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
1.802%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2035	205	183
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.920%, 09/15/2047 (D)	20,276	938
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	540	567
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	1,092	1,144
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.668%, 11/15/2048 (D)	849	846
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (B)(D)	227	227
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	270	271
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-SGP, Cl A
3.177%, VAR LIBOR USD 1 Month+1.700%, 07/15/2036 (B)	1,133	1,137
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	217	191
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (D)	356	283
LSTAR Commercial Mortgage Trust, Ser 2014- 2, Cl A2
2.767%, 01/20/2041 (B)	78	78
LSTAR Commercial Mortgage Trust, Ser 2015- 3, Cl A2
2.729%, 04/20/2048 (B)(D)	791	789

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust, Ser 2016- 4, Cl A2
2.579%, 03/10/2049 (B)	$971	$956
Morgan Stanley Capital I Trust, Ser 2005- IQ9, Cl D
5.000%, 07/15/2056	545	544
Morgan Stanley Capital I Trust, Ser 2015- XLF2, Cl SNMA
3.427%, VAR LIBOR USD 1 Month+1.950%, 11/15/2026 (B)	218	218
Morgan Stanley Capital I Trust, Ser 2015- XLF2, Cl AFSA
3.347%, VAR LIBOR USD 1 Month+1.870%, 08/15/2026 (B)	239	240
Morgan Stanley Capital I Trust, Ser 2016- UB12, Cl A4
3.596%, 12/15/2049	835	866
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%, 08/26/2037 (B)	810	716
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
6.000%, 05/26/2037 (B)(D)	684	553
Starwood Retail Property Trust, Ser 2014, Cl A
2.697%, VAR LIBOR USD 1 Month+1.220%, 11/15/2027 (B)	1,695	1,696
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	596	598
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 09/15/2048	485	509
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.469%, 09/15/2048 (D)	794	775
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.311%, 11/15/2049 (D)	925	935
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
7.052%, VAR ICE LIBOR USD 1 Month+5.500%, 11/25/2025 (B)	162	175
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
6.802%, VAR ICE LIBOR USD 1 Month+5.250%, 11/25/2025 (B)	612	600
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	115	115

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	$490	$503

		46,612

Total Mortgage-Backed Securities (Cost $52,282) ($ Thousands)		53,179

ASSET-BACKED SECURITIES – 2.6%

Automotive – 1.3%
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019	198	198
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	218	218
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	594	598
Avis Budget Rental Car Funding AESOP, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (B)	646	650
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	256	256
Chrysler Capital Auto Receivables Trust, Ser 2016-AA, Cl A3
1.770%, 10/15/2020 (B)	1,073	1,072
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (B)	110	110
CPS Auto Trust, Ser 2017-A, Cl A
1.680%, 08/17/2020 (B)	370	370
CPS Auto Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (B)	425	422
Drive Auto Receivables Trust, Ser 2016-CA, Cl A3
1.670%, 11/15/2019 (B)	126	126
Enterprise Fleet Financing, Ser 2015-1, Cl A2
1.300%, 09/20/2020 (B)	29	29
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (B)	440	459
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl A
1.840%, 11/16/2020 (B)	207	207
Exeter Automobile Receivables Trust, Ser 2017-2A, Cl A
2.110%, 06/15/2021 (B)	475	475
First Investors Auto Owner Trust, Ser 2016- 2A, Cl A1
1.530%, 11/16/2020 (B)	354	354

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (B)	$545	$590
Flagship Credit Auto Trust, Ser 2016-4, Cl A2
1.960%, 02/16/2021 (B)	900	898
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (B)	450	451
Flagship Credit Auto Trust, Ser 2017-4, Cl A
2.070%, 04/15/2022 (B)	330	329
Harley-Davidson Motorcycle Trust, Ser 2014- 1, Cl A3
1.100%, 09/15/2019	7	7
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (B)	675	677
Hertz Vehicle Financing II, Ser 2015-2A, Cl A
2.020%, 09/25/2019 (B)	700	699
Hertz Vehicle Financing II, Ser 2016-1A, Cl A
2.320%, 03/25/2020 (B)	974	971
Hertz Vehicle Financing, Ser 2013-1A, Cl B2
2.480%, 08/25/2019 (B)	579	577
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl A2
1.340%, 11/15/2019	99	99
Santander Drive Auto Receivables Trust, Ser 2017-3, Cl A2
1.670%, 06/15/2020	532	531

		11,373

Credit Cards – 0.1%
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	401	401
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	385	385
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A
1.957%, VAR LIBOR USD 1 Month+0.480%, 02/15/2022	571	571

		1,357

Other Asset-Backed Securities – 1.2%
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	1,079	1,078
Citi Held For Asset Issuance, Ser 2016-PM1, Cl A
4.650%, 04/15/2025 (B)	56	56
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (B)	920	920
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	673	672

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/2020 (B)	$496	$496
GMF Floorplan Owner Revolving Trust, Ser 2016-1, Cl A1
1.960%, 05/17/2021 (B)	986	983
Hertz Vehicle Financing II, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (B)	491	490
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (B)	111	112
Marlette Funding Trust, Ser 2017-1A, Cl A
2.827%, 03/15/2024 (B)	263	264
Marlette Funding Trust, Ser 2017-2A, Cl A
2.390%, 07/15/2024 (B)	569	569
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (B)	377	377
Marlette Funding Trust, Ser 2017-3A, Cl B
3.010%, 12/15/2024 (B)	276	275
Prosper Marketplace Issuance Trust, Ser 2017-2A, Cl B
3.480%, 09/15/2023 (B)	260	261
Sofi Consumer Loan Program, Ser 2016-2, Cl A
3.090%, 10/27/2025 (B)	355	361
Sofi Consumer Loan Program, Ser 2016-3, Cl A
3.050%, 12/26/2025 (B)	474	477
Sofi Consumer Loan Program, Ser 2017-2, Cl A
3.280%, 02/25/2026 (B)	483	487
Sofi Consumer Loan Program, Ser 2017-5, Cl A2
2.780%, 09/25/2026 (B)	780	773
Sofi Consumer Loan Program, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (B)	1,050	1,048
Volvo Financial Equipment, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (B)	323	322
Wells Fargo Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
2.001%, VAR LIBOR USD 1 Month+0.500%, 01/20/2020	856	856

		10,877

Total Asset-Backed Securities (Cost $23,536) ($ Thousands)		23,607

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT – 1.8%
Argentina POM Politica Monetaria
28.750%, VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/2020	ARS	14,976	$854
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2027	BRL	11,250	3,355
Egypt Government International Bond MTN
6.125%, 01/31/2022 (B)		$291	305
Japan Treasury Discount Bill
-21.040%, 04/05/2018 (A)(E)	JPY	775,000	6,882
Japanese Government CPI Linked Bond
0.100%, 03/10/2027		473,658	4,463
Mexico Government International Bond MTN
4.125%, 01/21/2026		$707	737

Total Sovereign Debt (Cost $16,175) ($ Thousands)			16,596

Total Investments in Securities – 112.7% (Cost $1,001,024) ($ Thousands)			$1,022,717

	Shares

COMMON STOCK SOLD SHORT – (12.6)%

Consumer Discretionary – (8.4)%
Adient		(6,908)	(544)
Adtalem Global Education		(1,547)	(65)
Advance Auto Parts		(1,129)	(113)
Amazon.com, Cl A *		(5,348)	(6,254)
American Axle & Manufacturing Holdings *		(6,557)	(112)
American Outdoor Brands *		(4,300)	(55)
Aramark		(7,108)	(304)
AutoNation *		(629)	(32)
AutoZone *		(424)	(302)
Bed Bath & Beyond		(2,627)	(58)
Belmond, Cl A *		(1,878)	(23)
Best Buy		(4,155)	(284)
Big Lots		(500)	(28)
Bloomin’ Brands		(3,680)	(79)
BorgWarner		(15,024)	(768)
Boyd Gaming		(2,081)	(73)
Bright Horizons Family Solutions *		(1,379)	(130)
Brinker International		(2,177)	(85)
Brunswick		(4,879)	(269)
Buffalo Wild Wings *		(677)	(106)
Burlington Stores *		(1,041)	(128)
Caesars Entertainment *		(4,311)	(55)
CalAtlantic Group		(4,474)	(252)
Callaway Golf		(6,133)	(85)
CarMax *		(2,966)	(190)
Carnival		(13,321)	(884)
Carter’s		(2,855)	(335)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Cavco Industries *	(200)	$(31)
Cheesecake Factory	(1,734)	(84)
Chipotle Mexican Grill, Cl A *	(698)	(202)
Choice Hotels International	(1,338)	(104)
Churchill Downs	(600)	(140)
Columbia Sportswear	(1,652)	(119)
Cooper Tire & Rubber	(4,708)	(166)
Cooper-Standard Holdings *	(1,251)	(153)
Cracker Barrel Old Country Store	(306)	(49)
Dana	(9,823)	(314)
Darden Restaurants	(3,554)	(341)
Dave & Buster’s Entertainment *	(1,437)	(79)
Deckers Outdoor *	(1,802)	(145)
Delphi Automotive PLC *	(18,780)	(1,593)
Delphi Technologies	(6,260)	(328)
Dick’s Sporting Goods	(829)	(24)
Dollar General	(3,704)	(345)
Dollar Tree *	(3,254)	(349)
Domino’s Pizza	(1,503)	(284)
Dorman Products *	(1,952)	(119)
DR Horton	(17,604)	(899)
Dunkin’ Brands Group	(2,218)	(143)
Eldorado Resorts *	(793)	(26)
Ethan Allen Interiors	(900)	(26)
Expedia	(1,852)	(222)
Foot Locker, Cl A	(2,280)	(107)
Ford Motor	(291,291)	(3,638)
Fox Factory Holding *	(1,322)	(51)
GameStop, Cl A	(977)	(18)
Gap	(3,504)	(119)
Garmin	(6,307)	(376)
General Motors	(95,998)	(3,935)
Gentex	(18,571)	(389)
Gentherm *	(2,800)	(89)
Genuine Parts	(2,425)	(230)
G-III Apparel Group *	(2,073)	(76)
Goodyear Tire & Rubber	(17,811)	(575)
Graham Holdings, Cl B	(111)	(62)
Grand Canyon Education *	(1,635)	(146)
H&R Block	(7,300)	(191)
Hanesbrands	(19,522)	(408)
Harley-Davidson, Cl A	(13,527)	(688)
Hasbro	(5,506)	(500)
Helen of Troy *	(1,500)	(145)
Hilton Grand Vacations *	(1,226)	(51)
Hilton Worldwide Holdings	(6,955)	(555)
Home Depot	(16,930)	(3,209)
Houghton Mifflin Harcourt *	(2,650)	(25)
Hyatt Hotels, Cl A *	(694)	(51)
ILG	(4,609)	(131)
Installed Building Products *	(678)	(52)
International Game Technology	(3,700)	(98)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
International Speedway, Cl A	(650)	$(26)
iRobot *	(1,447)	(111)
Jack in the Box	(613)	(60)
KB Home	(4,677)	(149)
Kohl’s	(1,639)	(89)
L Brands	(2,881)	(173)
La Quinta Holdings *	(1,850)	(34)
Las Vegas Sands	(12,222)	(849)
La-Z-Boy, Cl Z	(3,327)	(104)
LCI Industries	(1,652)	(215)
Lear	(5,078)	(897)
Leggett & Platt	(7,158)	(342)
Lennar, Cl A	(9,861)	(624)
LGI Homes *	(772)	(58)
Liberty Expedia Holdings, Cl A *	(629)	(28)
Liberty Interactive QVC Group, Cl A *	(6,690)	(163)
Liberty Ventures, Ser A *	(1,272)	(69)
Lithia Motors, Cl A	(278)	(32)
LKQ *	(5,005)	(204)
Lowe’s	(12,146)	(1,129)
Lululemon Athletica *	(4,955)	(389)
M/I Homes *	(1,128)	(39)
Macy’s	(5,178)	(130)
Marriott International, Cl A	(10,041)	(1,363)
Marriott Vacations Worldwide	(976)	(132)
Mattel	(17,269)	(266)
McDonald’s	(25,425)	(4,376)
MDC Holdings	(2,865)	(91)
Meritage Homes *	(2,503)	(128)
MGM Resorts International	(16,268)	(543)
Michael Kors Holdings *	(6,988)	(440)
Michaels *	(1,200)	(29)
Modine Manufacturing *	(2,228)	(45)
Mohawk Industries *	(3,366)	(929)
Motorcar Parts of America *	(1,150)	(29)
Murphy USA *	(400)	(32)
Netflix *	(5,781)	(1,110)
Newell Brands, Cl B	(23,908)	(739)
NIKE, Cl B	(65,190)	(4,078)
Nordstrom	(2,200)	(104)
Norwegian Cruise Line Holdings *	(5,306)	(283)
NVR *	(176)	(617)
Office Depot	(5,928)	(21)
O’Reilly Automotive *	(1,239)	(298)
Oxford Industries, Cl A	(476)	(36)
Papa John’s International, Cl A	(409)	(23)
Penn National Gaming *	(2,280)	(71)
Planet Fitness, Cl A *	(2,237)	(77)
Polaris Industries	(3,103)	(385)
Pool	(750)	(97)
Priceline Group *	(671)	(1,166)
PulteGroup	(14,570)	(484)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
PVH	(4,255)	$(584)
Ralph Lauren, Cl A	(3,053)	(317)
Red Rock Resorts, Cl A	(3,713)	(125)
Ross Stores	(5,497)	(441)
Royal Caribbean Cruises	(5,422)	(647)
Sally Beauty Holdings *	(1,228)	(23)
Scientific Games, Cl A *	(1,278)	(66)
SeaWorld Entertainment	(1,400)	(19)
Service Corp International	(6,157)	(230)
ServiceMaster Global Holdings *	(4,855)	(249)
Signet Jewelers	(1,250)	(71)
Six Flags Entertainment	(1,752)	(117)
Skechers U.S.A., Cl A *	(6,808)	(258)
Sotheby’s *	(1,437)	(74)
Standard Motor Products	(1,495)	(67)
Starbucks	(43,378)	(2,491)
Steven Madden *	(3,677)	(172)
Stoneridge *	(1,578)	(36)
Superior Industries International	(1,128)	(17)
Tapestry	(13,724)	(607)
Target, Cl A	(7,709)	(503)
Taylor Morrison Home, Cl A *	(2,933)	(72)
Tempur Sealy International *	(2,411)	(151)
Tenneco	(4,455)	(261)
Tesla *	(9,597)	(2,988)
Texas Roadhouse, Cl A	(1,328)	(70)
Thor Industries	(3,554)	(536)
Tiffany & Co	(1,591)	(165)
TJX Cos	(9,634)	(737)
Toll Brothers	(8,409)	(404)
TopBuild *	(2,170)	(164)
Tower International	(927)	(28)
Tractor Supply Co	(1,929)	(144)
TRI Pointe Group *	(7,759)	(139)
TripAdvisor *	(1,822)	(63)
Tupperware Brands	(1,752)	(110)
Ulta Beauty *	(919)	(206)
Under Armour, Cl C *	(9,416)	(125)
Vail Resorts	(1,197)	(254)
VF	(17,204)	(1,273)
Vista Outdoor *	(4,200)	(61)
Visteon *	(1,982)	(248)
Wayfair, Cl A *	(676)	(54)
Weight Watchers International *	(1,061)	(47)
Wendy’s	(3,728)	(61)
Whirlpool	(3,482)	(587)
William Lyon Homes, Cl A *	(1,784)	(52)
Williams-Sonoma	(829)	(43)
Winnebago Industries	(2,303)	(128)
Wolverine World Wide	(4,774)	(152)
Wyndham Worldwide	(3,574)	(414)
Wynn Resorts	(2,403)	(405)

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Yum China Holdings	(10,712)	$(429)
Yum! Brands	(10,657)	(870)

		(76,274)

Industrials – 0.0%
Harris	(1,398)	(198)

Information Technology – (2.7)%
Advanced Energy Industries *	(427)	(29)
Advanced Micro Devices *	(7,922)	(81)
Amphenol, Cl A	(4,205)	(369)
Analog Devices	(4,071)	(362)
Apple	(37,337)	(6,319)
Applied Materials	(11,396)	(583)
Arista Networks *	(644)	(152)
ARRIS International *	(2,924)	(75)
Arrow Electronics, Cl A *	(2,202)	(177)
Avnet	(2,527)	(100)
AVX	(4,693)	(81)
Belden	(350)	(27)
Broadcom	(3,965)	(1,019)
Cavium *	(800)	(67)
CDW	(4,255)	(296)
Ciena *	(1,000)	(21)
Cirrus Logic *	(550)	(28)
Cisco Systems	(52,398)	(2,007)
Cognex	(1,768)	(108)
Coherent *	(229)	(65)
CommScope Holding *	(2,081)	(79)
Corning, Cl B	(11,212)	(359)
Cray *	(1,172)	(28)
Cree *	(1,350)	(50)
Cypress Semiconductor	(2,600)	(40)
Diebold Nixdorf	(2,850)	(47)
Dolby Laboratories, Cl A	(579)	(36)
Electronics For Imaging *	(1,736)	(51)
Entegris	(1,150)	(35)
ePlus *	(868)	(65)
F5 Networks, Cl A *	(851)	(112)
Finisar *	(2,507)	(51)
First Solar *	(989)	(67)
FLIR Systems	(950)	(44)
Hewlett Packard Enterprise	(22,175)	(318)
HP	(18,782)	(395)
II-VI *	(728)	(34)
Infinera *	(4,199)	(27)
Integrated Device Technology *	(1,050)	(31)
Intel	(47,465)	(2,191)
InterDigital	(327)	(25)
IPG Photonics *	(278)	(59)
Jabil	(3,122)	(82)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Juniper Networks	(4,191)	$(119)
Keysight Technologies *	(2,753)	(114)
KLA-Tencor	(1,502)	(158)
Lam Research	(1,802)	(332)
Littelfuse	(200)	(40)
Lumentum Holdings *	(579)	(28)
Marvell Technology Group	(4,677)	(100)
Maxim Integrated Products	(2,252)	(118)
Microchip Technology	(2,653)	(233)
Micron Technology *	(11,763)	(484)
Microsemi *	(651)	(34)
MKS Instruments	(476)	(45)
Motorola Solutions	(2,152)	(194)
National Instruments	(800)	(33)
NCR *	(2,577)	(88)
NetApp	(4,361)	(241)
NETGEAR *	(1,800)	(106)
NetScout Systems *	(650)	(20)
NVIDIA	(5,675)	(1,098)
NXP Semiconductors *	(3,217)	(377)
ON Semiconductor *	(3,023)	(63)
Palo Alto Networks *	(934)	(135)
Plexus *	(450)	(27)
Pure Storage, Cl A *	(2,200)	(35)
Qorvo *	(1,557)	(104)
QUALCOMM	(15,350)	(983)
Ribbon Communications *	(6,510)	(50)
Sanmina *	(778)	(26)
ScanSource *	(1,784)	(64)
Skyworks Solutions	(2,252)	(214)
Stratasys *	(3,665)	(73)
Super Micro Computer *	(3,350)	(70)
SYNNEX	(1,090)	(148)
Tech Data *	(1,189)	(116)
Teradyne	(1,734)	(73)
Texas Instruments	(11,590)	(1,210)
Trimble *	(3,374)	(137)
Universal Display	(422)	(73)
USA Technologies *	(6,028)	(59)
VeriFone Systems *	(3,472)	(61)
Versum Materials	(850)	(32)
Western Digital	(3,704)	(295)
Xerox	(4,750)	(138)
Xilinx	(2,453)	(165)
Zebra Technologies, Cl A *	(950)	(99)

		(24,604)

Materials – (1.5)%
Air Products & Chemicals	(3,554)	(583)
Albemarle	(1,602)	(205)
Alcoa	(2,303)	(124)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Allegheny Technologies *	(1,350)	$(33)
AptarGroup	(1,090)	(94)
Ashland Global Holdings	(1,051)	(75)
Avery Dennison	(1,728)	(198)
Axalta Coating Systems *	(2,527)	(82)
Balchem	(350)	(28)
Ball	(5,406)	(205)
Bemis	(800)	(38)
Berry Global Group *	(1,802)	(106)
Cabot	(553)	(34)
Carpenter Technology	(678)	(35)
Celanese, Cl A	(1,902)	(204)
CF Industries Holdings	(3,103)	(132)
Chemours	(2,699)	(135)
Cleveland-Cliffs *	(6,992)	(50)
Commercial Metals, Cl A	(1,278)	(27)
Compass Minerals International, Cl A	(350)	(25)
Crown Holdings *	(2,363)	(133)
Domtar	(650)	(32)
DowDuPont	(33,959)	(2,419)
Eagle Materials	(842)	(95)
Eastman Chemical	(2,491)	(231)
Ecolab	(4,121)	(553)
FMC	(1,933)	(183)
Freeport-McMoRan, Cl B *	(20,524)	(389)
Graphic Packaging Holding	(1,852)	(29)
HB Fuller	(579)	(31)
Huntsman	(3,519)	(117)
Ingevity *	(476)	(34)
International Flavors & Fragrances	(951)	(145)
International Paper	(6,536)	(379)
Louisiana-Pacific *	(1,326)	(35)
LyondellBasell Industries, Cl A	(4,805)	(530)
Martin Marietta Materials, Cl A	(901)	(199)
Minerals Technologies	(350)	(24)
Monsanto Co	(5,881)	(687)
Mosaic Co	(5,139)	(132)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
NewMarket	(300)	$(119)
Newmont Mining	(8,160)	(306)
Nucor	(4,605)	(293)
Olin	(2,032)	(72)
Owens-Illinois *	(1,547)	(34)
Packaging Corp of America	(1,302)	(157)
Platform Specialty Products *	(1,977)	(20)
PolyOne	(778)	(34)
PPG Industries	(3,754)	(438)
Praxair	(5,037)	(779)
Reliance Steel & Aluminum	(1,298)	(111)
Royal Gold, Cl A	(460)	(38)
RPM International	(2,228)	(117)
Scotts Miracle-Gro, Cl A	(877)	(94)
Sealed Air	(2,152)	(106)
Sherwin-Williams, Cl A	(1,226)	(503)
Silgan Holdings	(900)	(26)
Sonoco Products	(1,001)	(53)
Southern Copper	(1,952)	(93)
Steel Dynamics	(3,354)	(145)
Summit Materials, Cl A *	(1,144)	(36)
SunCoke Energy *	(4,484)	(54)
Tahoe Resources	(10,705)	(51)
Trecora Resources *	(5,979)	(81)
Trinseo SA	(868)	(63)
United States Steel	(2,400)	(84)
Valvoline	(3,294)	(83)
Vulcan Materials	(2,128)	(273)
Westlake Chemical	(427)	(45)
WestRock	(3,554)	(225)
Worthington Industries	(579)	(25)
WR Grace	(1,279)	(90)

		(13,438)

Total Common Stock Sold Short (Proceeds $97,711) ($ Thousands)		(114,514)

Total Investments Sold Short – (12.6)% (Proceeds $97,711) ($ Thousands)		$(114,514)

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Coffee**	164	Mar-2018	$7,999	$7,761	$(238)
Copper**	135	Mar-2018	10,516	11,139	623
Corn**	830	Mar-2018	14,708	14,556	(152)
Cotton No. 2**	(103)	Mar-2018	(3,582)	(4,049)	(467)
Crude Oil**	261	Feb-2018	14,550	15,775	1,225
Euro-Bobl	(206)	Mar-2018	(32,300)	(32,556)	172
Feeder Cattle**	(69)	Mar-2018	(4,985)	(4,922)	63

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Gasoline**	173	Mar-2018	$12,738	$13,175	$437
Gold**	(27)	Jun-2018	(3,470)	(3,560)	(90)
Gold**	99	Feb-2018	12,728	12,962	234
ICE Brent Crude**	225	Jan-2018	14,234	15,046	812
ICE Brent Crude**	(87)	Nov-2018	(5,285)	(5,537)	(252)
Japanese 10-Year Bond	(3)	Mar-2018	(4,011)	(4,015)	1
KC HRW Wheat**	168	Mar-2018	3,712	3,589	(123)
Lean Hogs**	(54)	Feb-2018	(1,475)	(1,550)	(75)
Live Cattle**	189	Mar-2018	9,651	9,189	(462)
LME Nickel**	133	Mar-2018	8,867	10,182	1,315
LME Primary Aluminum**	243	Mar-2018	13,848	13,799	(49)
LME Zinc**	129	Mar-2018	10,076	10,725	649
MSCI EAFE Index E-MINI	(129)	Mar-2018	(13,026)	(13,193)	(167)
Natural Gas**	490	Feb-2018	13,446	14,239	793
NY Harbor ULSD**	13	Mar-2018	1,036	1,116	80
NY Harbor ULSD**	34	May-2018	2,724	2,825	101
Palladium**	(27)	Mar-2018	(2,673)	(2,865)	(192)
Platinum**	56	Apr-2018	2,488	2,627	139
S&P 500 Index E-MINI	(196)	Mar-2018	(26,111)	(26,225)	(114)
Silver**	42	May-2018	3,449	3,616	167
Silver**	82	Mar-2018	6,944	7,029	85
Soybean**	(91)	Jul-2018	(4,605)	(4,474)	131
Soybean**	286	Mar-2018	14,290	13,753	(537)
Soybean Meal**	204	Mar-2018	6,868	6,463	(405)
Soybean Oil**	127	Mar-2018	2,566	2,534	(32)
Sugar No. 11**	390	Feb-2018	6,455	6,622	167
U.S. 2-Year Treasury Note	(403)	Mar-2018	(86,431)	(86,286)	145
U.S. 5-Year Treasury Note	36	Mar-2018	4,205	4,182	(23)
U.S. 10-Year Treasury Note	(148)	Mar-2018	(18,462)	(18,359)	103
Wheat**	257	Mar-2018	5,722	5,487	(235)

			$(2,595)	$800	$3,829

A list of the open forward foreign currency contracts held by the Fund at December 31, 2017 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	01/03/18	USD	969	BRL	3,170	$(13)
Bank of America	01/22/18	CHF	9,082	USD	9,259	(79)
Bank of America	02/02/18	BRL	1,999	USD	601	1
Brown Brothers Harriman	01/25/18	USD	267	JPY	30,147	1
Brown Brothers Harriman	03/07/18	AUD	366	USD	278	(8)
Brown Brothers Harriman	03/12/18	EUR	2,330	USD	2,757	(52)
Citigroup	01/18/18	USD	522	KRW	581,684	21
Citigroup	01/19/18	CZK	301,758	USD	13,971	(247)
Citigroup	01/25/18	USD	1,335	RUB	81,130	70
Citigroup	02/02/18	GBP	1,001	USD	1,346	(9)
Citigroup	02/07/18	USD	877	PEN	2,889	13
Citigroup	02/07/18	USD	958	CNY	6,349	16
Citigroup	02/22/18	USD	937	MXN	17,932	(30)
Deutsche Bank	01/03/18	BRL	5,169	USD	1,601	43
Goldman Sachs	01/19/18	USD	14,025	CZK	301,758	192
Goldman Sachs	02/02/18	BRL	2,140	USD	644	1
HSBC	02/07/18	USD	875	CNY	5,802	14

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
HSBC	02/09/18	JPY	147,354	USD	1,325	$14
HSBC	03/09/18	EUR	1,367	PLN	5,763	12
JPMorgan Chase Bank	01/18/18	USD	1,522	CAD	1,905	(1)
JPMorgan Chase Bank	01/18/18	CAD	3,682	USD	2,896	(44)
JPMorgan Chase Bank	02/07/18	TWD	55,043	USD	1,847	(20)
Nomura Securities
International	03/07/18	NZD	1,552	USD	1,075	(28)
RBS	01/25/18	JPY	1,300,000	USD	11,469	(88)
Standard Bank	01/22/18	EUR	7,802	USD	9,267	(113)
Standard Chartered	01/18/18	USD	1,123	KRW	1,232,784	30
Standard Chartered	01/18/18	KRW	1,814,144	USD	1,602	(95)

						$(399)

A list of open OTC swap agreements held by the Fund at December 31, 2017, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2049	(634)	$(92)	$(53)	$(39)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	12/31/2049	(835)	(122)	(66)	(56)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	12/31/2049	(261)	(38)	(18)	(20)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(5)	(3)	(2)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(16)	(3)	(2)	(1)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(28)	(26)	(2)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(65)	(9)	(7)	(2)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(5)	(4)	(1)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(194)	(29)	(18)	(11)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(4)	(3)	(1)
Goldman Sachs	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2049	964	(2)	13	(15)
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	3,320	(6)	36	(42)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	73	–	1	(1)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	2,641	(6)	33	(39)
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	881	(2)	12	(14)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	25	–	–	–
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	996	(2)	11	(13)
Goldman Sachs	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	216	–	2	(2)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(227)	(33)	(16)	(17)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(1,324)	(189)	2	(191)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(1,093)	(159)	(79)	(80)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(42)	(6)	(2)	(4)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(812)	(118)	(54)	(64)
Citibank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(240)	(35)	(34)	(1)
CGG	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(254)	(37)	(35)	(2)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(36)	(5)	(6)	1
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(329)	(48)	(47)	(1)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(113)	(17)	(14)	(3)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(112)	(16)	(13)	(3)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(222)	(33)	(25)	(8)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(330)	(48)	(37)	(11)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(727)	(106)	(88)	(18)
Credit Suisse	CMBX-A-.6	Sell	2.00%	Monthly	05/11/2063	(1,305)	(57)	(30)	(27)

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	CMBX-BBB-433710	Sell	3.00%	Monthly	05/11/2049	(172)	$(26)	$(28)	$2
Goldman Sachs	CMBX-BBB-433726	Sell	3.00%	Monthly	05/11/2063	(188)	(27)	(30)	3
Goldman Sachs	CMBX-BBB-434542	Sell	3.00%	Monthly	05/11/2049	(276)	(40)	(48)	8
Goldman Sachs	CMBX-BBB-434557	Sell	3.00%	Monthly	05/11/2049	(198)	(29)	(34)	5
Citibank	Sprint Communications	Buy	5.00%	Quarterly	06/20/2019	793	(48)	(15)	(33)
Citibank	Sprint Communications	Buy	5.00%	Quarterly	06/20/2019	692	(42)	(13)	(29)

							$(1,472)	$(738)	$(734)

			Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	2.8325%	3-MONTH USD -LIBOR	Quarterly	04/12/2042	USD	480	$(30)	$–	$(30)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2017, are as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.49	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,710	$(19)	$–	$(19)
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	2,717	(10)	–	(10)
1.60%	3-MONTH USD - LIBOR	Quarterly	10/25/2026	USD	6,110	382	–	382
3-MONTH USD -LIBOR	2.668%	Quarterly	07/18/2024	USD	2,060	64	–	64
1.99%	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,760	61	–	61
3-MONTH USD - LIBOR	2.31%	Quarterly	05/18/2025	USD	2,820	2	–	2
1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,490	84	–	84
3-MONTH USD - LIBOR	3.3105%	Quarterly	05/06/2034	USD	1,510	167	–	167
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	2,970	(43)	–	(43)
3-MONTH USD - LIBOR	1.96%	Quarterly	10/25/2046	USD	710	(92)	–	(92)
1.67	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,490	83	–	83
2.44	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	10,400	(60)	–	(60)
2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	2,140	(8)	–	(8)
2.674%	3-MONTH USD - LIBOR	Quarterly	07/10/2024	USD	2,570	(82)	–	(82)
1.69%	3-MONTH USD - LIBOR	Quarterly	08/06/2020	USD	10,830	72	–	72
3-MONTH USD - LIBOR	1.28%	Semi-Annual	10/25/2021	USD	1,465	(50)	–	(50)
3-MONTH NZD - BKBM	2.94%	Semi-Annual	03/31/2022	NZD	7,850	122	–	122
6-MONTH GBP - LIBOR	.79%	Semi-Annual	11/07/2019	GBP	42,470	22	–	22
1.86% USD	3M USD LIBOR	Quarterly	11/14/2019	USD	15,960	45	–	45
3-MONTH USD - LIBOR	1.567%	Quarterly	04/01/2020	USD	5,135	41	–	41
3-MONTH SEK - STIBOR	0.34%	Annual	03/31/2022	SEK	38,480	13	–	13
2.817%	3-MONTH USD - LIBOR	Quarterly	04/28/2024	USD	3,520	(116)	–	(116)
2.63%	3-MONTH USD - LIBOR	Quarterly	05/23/2024	USD	3,980	(83)	–	(83)
3-MONTH USD - LIBOR	2.63%	Quarterly	05/29/2024	USD	1,990	41	–	41
1.0315%	6-MONTH GBP - LIBOR	Semi-Annual	11/07/2022	GBP	8,040	(4)	–	(4)
2.9795%	3-MONTH USD - LIBOR	Quarterly	01/14/2024	USD	2,630	(132)	–	(132)
2.8885%	3-MONTH USD - LIBOR	Quarterly	02/14/2024	USD	2,310	(100)	–	(100)

						$400	$–	$400

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

A list of the reverse repurchase agreements outstanding as of December 31, 2017 was as follows:

Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)
$(14,763)	JPMorgan Chase	1.75%	$(14,763)
(17,409)	JPMorgan Chase	1.73%	(17,409)
(37,124)	JPMorgan Chase	1.40%	(37,124)
(35,138)	JPMorgan Chase	1.35%	(35,138)
(38,597)	JPMorgan Chase	1.34%	(38,597)
(51,489)	JPMorgan Chase	1.24%	(51,489)

			$(194,520)

Percentages are based on Net Assets of $907,463 ($ Thousands).
*	Non-income producing security.
**	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary, Ltd. as of December 31, 2017.
‡	Real Estate Investment Trust.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $56,434 ($ Thousands), representing 6.22% of the Net Assets of the Fund.
(C)	Security is in default on interest payment.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

ARS – Argentine Peso

AUD – Australian Dollar

BKBM – Bank Bill Reference Rate

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

Cl – Class

CMBX – A series of indices designed to reflect the creditworthiness of commercial mortgage-backed securities.

CMO – Collateralized Mortgage Obligation

CNY – Chinese Yuan

CPI – Consumer Price Index

CZK – Czech Koruna

EAFE – Europe, Australasia and Far East

EUR – Euro

EURIBOR – Euro Interbank Offer Rate

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

HRW – Hard Red Winter

ICE – Intercontinental Exchange

IO – Interest Only

JPY – Japanese Yen

LIBOR – London Interbank Offered Rate

LME – London Metal Exchange

KRW – Korean Won

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

MXN – Mexican Peso

NZD – New Zealand Dollar

OTC – Over the counter

PEN – Peruvian Sol

PLC – Public Limited Company

PLN – Polish Zloty

RUB – Russian Ruble

S&P– Standard & Poor’s

SEK – Swedish Krona

Ser – Series

STIBOR – Stockholm Interbank Offered Rate

TWD – Taiwan Dollar

ULSD – Ultra Low-Sulphur Diesel

USD – United States Dollar

VAR – Variable Rate

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

The following is a list of the level of input s used as of December 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$605,081	$–	$605,081
Common Stock	255,464	–	–	255,464
Corporate Obligations	–	68,790	–	68,790
Mortgage-Backed Securities	–	53,179	–	53,179
Asset-Backed Securities	–	23,607	–	23,607
Sovereign Debt	–	16,596	–	16,596

Total Investments in Securities	$255,464	$767,253	$–	$1,022,717

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(114,514)	$–	$–	$(114,514)

Total Securities Sold Short	$(114,514)	$–	$–	$(114,514)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$7,442	$–	$–	$7,442
Unrealized Depreciation	(3,613)	–	–	(3,613)
Forwards Contracts *
Unrealized Appreciation	–	428	–	428
Unrealized Depreciation	–	(827)	–	(827)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	–	19	–	19
Unrealized Depreciation	–	(753)	–	(753)
Interest Rate Swap *
Unrealized Depreciation	–	(30)	–	(30)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	1,199	–	1,199
Unrealized Depreciation	–	(799)	–	(799)
Reverse Repurchase Agreements	–	(194,520)	–	(194,520)

Total Other Financial Instruments	$3,829	$(195,283)	$–	$(191,454)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Inflation Managed Fund (Concluded)

As of December 31, 2017, Multi-Strategy Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $10.3 million. As of December 31, 2017, Multi-Strategy Inflation Managed Fund is the buyer (“receiving protection”) on a total notional amount of $10.6 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	-	$(1,365,614)	-	$(1,365,614)
Maximum potential amount of future payments	-	-	10,303,000	-	10,303,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	1,305,000	1,305,000
> than 400	-	-	-	-	8,998,000	8,998,000
Total	$-	$-	$-	$-	$10,303,000	$10,303,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 46.8%
U.S. Treasury Bills
1.271%, 02/22/2018 (A)		$73,827	$73,695
1.246%, 02/15/2018 (A)		73,670	73,558
1.206%, 02/08/2018 (A)		73,350	73,256
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029		1,682	2,293
3.625%, 04/15/2028		1,550	2,034
3.375%, 04/15/2032		708	979
2.500%, 01/15/2029		2,087	2,531
2.375%, 01/15/2025		3,277	3,735
2.375%, 01/15/2027		2,057	2,407
2.125%, 01/15/2019		1,892	1,931
2.125%, 02/15/2040		1,003	1,305
2.125%, 02/15/2041		1,247	1,634
2.000%, 01/15/2026		2,296	2,583
1.875%, 07/15/2019		1,405	1,449
1.750%, 01/15/2028		1,481	1,665
1.375%, 01/15/2020		3,407	3,496
1.375%, 02/15/2044		2,465	2,846
1.250%, 07/15/2020		3,662	3,781
1.125%, 01/15/2021		4,451	4,584
1.000%, 02/15/2046		2,015	2,152
0.875%, 02/15/2047		1,828	1,899
0.750%, 02/15/2042		2,206	2,228
0.750%, 02/15/2045		2,733	2,746
0.625%, 07/15/2021		4,311	4,394
0.625%, 01/15/2024		4,905	4,991
0.625%, 01/15/2026		4,374	4,444
0.625%, 02/15/2043		1,592	1,558
0.375%, 07/15/2023		4,892	4,929
0.375%, 07/15/2025		4,850	4,857
0.375%, 01/15/2027		3,957	3,928
0.375%, 07/15/2027		3,810	3,790
0.250%, 01/15/2025		4,845	4,802
0.125%, 04/15/2019		5,954	5,941
0.125%, 04/15/2020		4,454	4,445
0.125%, 04/15/2021		4,706	4,687
0.125%, 01/15/2022		5,531	5,508
0.125%, 04/15/2022		3,501	3,477
0.125%, 07/15/2022		5,129	5,122
0.125%, 01/15/2023		4,899	4,861
0.125%, 07/15/2024		4,811	4,755
0.125%, 07/15/2026		4,055	3,962

Total U.S. Treasury Obligations (Cost $347,863) ($ Thousands)			349,238

SOVEREIGN DEBT – 25.5%
Dutch Treasury Certificates
-1.283%, 01/31/2018 (A)(B)	EUR	25,281	30,371

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Japan Treasury Discount Bills
-0.182%, 03/26/2018 (A)(B)	JPY 14,325,000	$127,206
Japanese Government CPI Linked Bond
0.100%, 03/10/2026	3,478,518	32,686

Total Sovereign Debt (Cost $192,132) ($ Thousands)		190,263

	Shares

EXCHANGE TRADED FUNDS – 11.0%

United States – 11.0%
iShares Core S&P 500	152,032	40,874
Vanguard S&P 500	165,818	40,673

Total Exchange Traded Funds (Cost $81,253) ($ Thousands)		81,547

	Face Amount (Thousands)

U.S. GOVERNMENT AGENCY OBLIGATION – 4.4%
FHLMC
1.375%, 05/01/2020	$33,290	32,792

Total U.S. Government Agency Obligation (Cost $33,022) ($ Thousands)		32,792

Total Investments in Securities– 87.7% (Cost $654,270) ($ Thousands)		$653,840

	Contracts

PURCHASED OPTIONS* – 0.1%
Total Purchased Options (C) (Cost $195) ($ Thousands)	12,738,517	$332

WRITTEN OPTIONS* – 0.0%

Total Written Options (C) (Premiums Received $282) ($ Thousands)	(12,740,660)	$(90)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Capital Stability Fund (Continued)

A list of open exchange traded options held by the Fund at December 31, 2017, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS – 0.0%

Put Options
August 2018, MXN Call, USD Put*	1,800,000	$35,218	$17.50	08/18/18	$4
February 2018, SEK Call, EUR Put*	1,580,000	15,531	9.70	02/17/18	9
January 2018, TRY Call, USD Put*	3,725,000	14,124	3.68	01/20/18	1
January 2018, ZAR Call, USD Put*	3,733,000	46,214	13.40	01/20/18	288
March 2018, EUR Call, SEK Put*	1,900,000	18,677	9.70	03/17/18	13

		129,764			315

Call Options
SPDR S&P 500 ETF Trust*	517	13,797	271.00	01/20/18	17

Total Purchased Options		$143,561			$332

WRITTEN OPTIONS – 0.0%
Put Options
iShares MSCI Emerging Markets ETF*	(1,626)	$(7,662)	43.50	01/20/18	$(6)
SPDR S&P 500 ETF Trust*	(1,034)	(27,593)	250.00	01/20/18	(29)

		(35,255)			(35)

Call Options
August 2018, USD Call, MXN Put*	(1,800,000)	(35,218)	22.00	08/18/18	(41)
February 2018, SEK Call, EUR Put*	(1,580,000)	(15,531)	10.10	02/17/18	(5)
January 2018, USD Call, TRY Put*	(3,725,000)	(14,124)	4.08	01/20/18	(1)
January 2018, USD Call, ZAR Put*	(3,733,000)	(46,214)	14.80	01/20/18	–
March 2018, SEK Call, EUR Put*	(1,900,000)	(18,677)	10.10	03/17/18	(8)

		(129,764)			(55)

Total Written Options		$(165,019)			$(90)

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Canadian 10-Year Bond	170	Mar-2018	$18,103	$18,287	$(149)
Euro-Bund	49	Mar-2018	9,510	9,513	(109)
Japanese 10-Year Bond	(16)	Mar-2018	(21,393)	(21,416)	6
Long Gilt 10-Year Bond	58	Mar-2018	9,523	9,820	82
MSCI EAFE Index E-MINI	510	Mar-2018	51,032	52,160	1,128
S&P TSX 60 Index	34	Mar-2018	5,013	5,196	86
U.S. 10-Year Treasury Note	393	Mar-2018	49,019	48,750	(269)

			$120,807	$122,310	$775

A list of the open forward foreign currency contracts held by the Fund at December 31, 2017 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($Thousands)
ANZ	01/16/18	USD	751	NZD	1,084	$20
ANZ	01/16/18	AUD	1,432	JPY	125,340	(6)
ANZ	03/14/18	JPY	83,691	GBP	555	7
Bank of America	01/03/18	BRL	1,231	USD	374	3

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	01/16/18	USD	1,123	SEK	9,078	$(13)
Bank of America	01/16/18	USD	1,827	MXN	33,280	(132)
Bank of America	03/14/18	USD	745	JPY	83,909	3
Bank of America	01/16/18	USD	1,411	JPY	158,468	(3)
Bank of America	01/16/18	AUD	2,343	USD	1,857	25
Bank of America	01/25/18	USD	744	RUB	44,133	20
Bank of America	01/25/18	RUB	44,083	USD	749	(15)
Bank of America	02/02/18	USD	1,076	BRL	3,576	(2)
Bank of America	02/07/18	USD	375	CLP	230,630	1
Bank of America	02/07/18	CLP	630,431	USD	970	(56)
Bank of America	03/12/18	INR	48,863	USD	751	(10)
Bank of America	03/14/18	EUR	628	USD	748	(10)
Bank of America	03/14/18	USD	733	TRY	2,878	10
Bank of America	03/14/18	USD	752	EUR	630	8
Bank of America	03/14/18	USD	753	CAD	957	12
Bank of America	04/06/18	JPY	14,331,291	USD	128,004	93
Barclays PLC	01/03/18 - 03/14/18	EUR	927	TRY	4,263	(8)
Barclays PLC	01/10/18	USD	756	TRY	2,942	18
Barclays PLC	01/10/18	CNY	19,829	USD	2,964	(79)
Barclays PLC	01/16/18	GBP	850	PLN	4,093	28
Barclays PLC	01/16/18	EUR	952	USD	1,108	(37)
Barclays PLC	01/16/18	USD	1,116	SEK	9,000	(16)
Barclays PLC	01/16/18	USD	1,127	JPY	127,298	4
Barclays PLC	01/16/18	GBP	1,189	EUR	1,324	(18)
Barclays PLC	01/16/18	USD	715	AUD	920	4
Barclays PLC	01/16/18	USD	1,127	AUD	1,431	(8)
Barclays PLC	01/16/18 - 03/14/18	GBP	1,847	USD	2,469	(31)
Barclays PLC	01/16/18	CAD	932	USD	744	–
Barclays PLC	01/16/18	CAD	957	USD	747	(17)
Barclays PLC	01/16/18	CHF	2,210	USD	2,249	(22)
Barclays PLC	01/16/18	AUD	2,889	USD	2,227	(32)
Barclays PLC	01/16/18	USD	3,368	CHF	3,345	70
Barclays PLC	01/16/18	TRY	4,416	EUR	943	(26)
Barclays PLC	01/16/18	TRY	4,158	USD	1,105	13
Barclays PLC	01/16/18	TRY	1,472	USD	372	(14)
Barclays PLC	01/16/18	NOK	7,945	EUR	815	7
Barclays PLC	01/16/18 - 03/14/18	USD	8,748	CAD	11,153	162
Barclays PLC	01/16/18	USD	640	CAD	801	–
Barclays PLC	01/16/18	SEK	12,461	USD	1,496	(28)
Barclays PLC	01/16/18	MXN	21,644	USD	1,119	16
Barclays PLC	01/16/18 - 03/14/18	JPY	292,895	USD	2,620	15
Barclays PLC	01/16/18	HUF	293,724	USD	1,096	(42)
Barclays PLC	01/18/18	USD	1,953	KRW	2,138,030	47
Barclays PLC	01/18/18	KRW	1,197,315	USD	1,094	(25)
Barclays PLC	01/25/18	USD	1,280	ZAR	18,382	199
Barclays PLC	01/26/18	USD	749	MYR	3,056	6
Barclays PLC	02/07/18	TWD	22,201	USD	745	(8)
Barclays PLC	03/12/18	INR	48,897	USD	750	(11)
Barclays PLC	03/14/18	USD	745	NZD	1,069	14
Barclays PLC	03/14/18	USD	746	EUR	625	8

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	03/14/18	USD	754	HUF	195,283	$6
Barclays PLC	03/14/18	NZD	3,281	USD	2,291	(40)
Barclays PLC	03/14/18	SEK	6,180	EUR	625	(4)
Barclays PLC	03/14/18	ZAR	9,263	USD	740	–
BNP Paribas	01/03/18	USD	727	TRY	2,850	24
BNP Paribas	01/16/18	NZD	1,525	USD	1,106	22
BNP Paribas	01/16/18	CAD	2,669	USD	2,142	11
BNP Paribas	01/16/18	MXN	55,046	USD	2,960	156
BNP Paribas	02/07/18	USD	1,469	COP	4,432,338	13
BNP Paribas	03/14/18	USD	773	PLN	2,767	23
Brown Brothers Harriman	01/10/18	USD	588	CNH	3,897	10
Brown Brothers Harriman	01/16/18	USD	360	CZK	7,867	10
Brown Brothers Harriman	01/16/18	USD	376	AUD	481	1
Brown Brothers Harriman	01/16/18	AUD	476	USD	365	(8)
Brown Brothers Harriman	03/14/18	USD	366	TRY	1,501	21
Brown Brothers Harriman	01/16/18	USD	360	TRY	1,324	(12)
Brown Brothers Harriman	01/16/18 - 01/25/18	USD	757	ZAR	10,442	83
Brown Brothers Harriman	01/16/18	NZD	1,082	EUR	627	(15)
Brown Brothers Harriman	01/16/18 - 03/14/18	CAD	1,484	USD	1,153	(31)
Brown Brothers Harriman	01/16/18	NOK	2,833	USD	349	3
Brown Brothers Harriman	01/16/18	PLN	3,494	EUR	820	(21)
Brown Brothers Harriman	01/16/18 - 03/14/18	EUR	5,428	USD	6,397	(143)
Brown Brothers Harriman	01/16/18	CZK	21,047	EUR	822	(4)
Brown Brothers Harriman	01/16/18 - 03/14/18	MXN	25,981	USD	1,342	25
Brown Brothers Harriman	03/14/18 - 04/06/18	JPY	141,997	USD	1,269	3
Brown Brothers Harriman	01/16/18 - 03/14/18	JPY	160,088	USD	1,416	(7)
Brown Brothers Harriman	03/14/18	SGD	84	USD	62	(1)
Brown Brothers Harriman	03/14/18	USD	389	CAD	487	1
Brown Brothers Harriman	03/14/18	EUR	637	GBP	564	(3)
Brown Brothers Harriman	03/14/18	CHF	806	USD	824	(7)
Brown Brothers Harriman	03/14/18	USD	2,027	SEK	16,981	57
Brown Brothers Harriman	03/14/18	USD	3,603	EUR	3,041	64
Brown Brothers Harriman	03/14/18	ZAR	5,194	USD	366	(49)
Citigroup	01/03/18 - 03/14/18	EUR	2,720	USD	3,203	(67)
Citigroup	01/03/18	TRY	2,850	EUR	628	3
Citigroup	01/10/18 - 01/16/18	USD	3,526	TRY	13,870	116
Citigroup	01/16/18	USD	719	TRY	2,646	(24)
Citigroup	01/10/18 - 03/14/18	TRY	21,350	USD	5,420	(148)
Citigroup	01/16/18	USD	749	CHF	742	13
Citigroup	01/16/18	EUR	759	TRY	3,527	13
Citigroup	01/16/18	USD	1,117	AUD	1,426	(2)
Citigroup	01/16/18	USD	1,128	CZK	24,728	37
Citigroup	01/16/18	USD	1,477	NZD	2,074	(2)
Citigroup	01/16/18 - 01/25/18	USD	1,489	ZAR	20,862	192
Citigroup	01/16/18	USD	1,850	GBP	1,407	54
Citigroup	01/16/18 - 03/14/18	USD	1,856	MXN	35,684	(45)
Citigroup	01/16/18 - 03/14/18	USD	2,350	CAD	2,970	21
Citigroup	01/16/18	SEK	6,296	CHF	737	(13)
Citigroup	01/16/18	SEK	10,244	USD	1,230	(23)
Citigroup	01/16/18	CNH	12,363	USD	1,846	(51)
Citigroup	01/16/18	CNY	12,399	USD	1,850	(53)

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	01/16/18 - 03/14/18	ZAR	39,850	USD	2,827	$(378)
Citigroup	01/25/18	USD	1,474	RUB	89,576	77
Citigroup	02/07/18	USD	606	CLP	392,805	33
Citigroup	02/07/18	COP	2,246,951	USD	744	(7)
Citigroup	03/14/18	USD	749	NOK	6,066	(5)
Citigroup	03/14/18	CHF	1,330	USD	1,364	(9)
Citigroup	03/14/18	NOK	4,989	USD	597	(15)
Citigroup	03/14/18	NOK	6,069	EUR	622	7
Credit Suisse First Boston	01/16/18	USD	1,130	HUF	293,724	8
Credit Suisse First Boston	01/16/18	CHF	1,861	USD	1,880	(33)
Credit Suisse First Boston	01/16/18	CAD	2,367	MXN	35,862	(62)
Credit Suisse First Boston	01/16/18	ILS	9,214	USD	2,619	(37)
Credit Suisse First Boston	01/16/18	JPY	83,481	NZD	1,082	27
Credit Suisse First Boston	01/16/18 - 03/14/18	JPY	3,774,436	USD	33,482	(153)
Credit Suisse First Boston	01/26/18	USD	877	MYR	3,707	39
Credit Suisse First Boston	03/07/18	EUR	950	SEK	9,389	7
Credit Suisse First Boston	03/14/18	CHF	956	GBP	731	5
Deutsche Bank	01/03/18	USD	1,876	BRL	6,057	(50)
Deutsche Bank	01/16/18	USD	2,617	CHF	2,582	36
Deutsche Bank	01/16/18	ILS	3,944	EUR	953	8
Deutsche Bank	02/07/18	USD	967	CLP	630,431	59
Deutsche Bank	02/07/18	USD	1,108	PEN	3,670	22
Deutsche Bank	02/07/18	PEN	3,670	USD	1,126	(5)
Deutsche Bank	03/14/18	GBP	733	USD	977	(17)
Deutsche Bank	03/14/18	ILS	1,317	USD	373	(8)
Deutsche Bank	03/14/18	CAD	1,444	USD	1,122	(32)
Goldman Sachs	01/03/18	BRL	1,250	USD	378	1
Goldman Sachs	01/04/18	TRY	7,353	EUR	1,691	94
Goldman Sachs	01/16/18	USD	744	ZAR	10,053	66
Goldman Sachs	01/16/18	USD	1,118	TRY	4,177	(22)
Goldman Sachs	01/16/18	EUR	1,581	AUD	2,386	(35)
Goldman Sachs	01/16/18	SEK	6,100	EUR	632	14
Goldman Sachs	01/16/18	MXN	20,828	EUR	926	51
Goldman Sachs	01/16/18	MXN	32,294	USD	1,723	77
Goldman Sachs	01/25/18	ZAR	29,723	USD	2,135	(256)
HSBC	03/08/18	TWD	78,341	USD	2,628	(38)
JPMorgan Chase Bank	01/16/18	USD	1,497	JPY	169,144	6
JPMorgan Chase Bank	01/16/18	USD	2,917	MXN	54,060	(162)
JPMorgan Chase Bank	01/16/18	ZAR	10,569	USD	741	(111)
JPMorgan Chase Bank	01/16/18	MXN	14,462	USD	746	10
JPMorgan Chase Bank	01/16/18	JPY	168,356	USD	1,494	(2)
Morgan Stanley	01/16/18	EUR	648	SEK	6,300	(9)
Morgan Stanley	01/16/18	NZD	1,096	AUD	989	(6)
Morgan Stanley	01/16/18	AUD	1,950	USD	1,495	(30)
Morgan Stanley	01/16/18	USD	3,734	CNH	24,762	66
Morgan Stanley	01/19/18	EUR	632	NOK	6,242	4
Morgan Stanley	03/07/18	SEK	9,389	EUR	950	(7)
RBS	01/04/18	EUR	831	TRY	3,786	(1)
RBS	01/16/18	USD	1,115	NZD	1,525	(31)
RBS	01/16/18	NZD	2,074	USD	1,492	17

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
RBS	02/02/18	EUR	25,429	USD	30,160	$(434)
RBS	03/14/18	GBP	560	EUR	625	(6)
RBS	03/14/18	USD	586	TRY	2,289	5
RBS	03/14/18	EUR	947	ILS	3,922	(8)
RBS	03/14/18	USD	2,717	NOK	22,610	54
Standard Bank	01/16/18	CZK	11,548	USD	536	(8)
Standard Bank	02/07/18 - 03/08/18	USD	1,875	TWD	55,708	18
Standard Chartered	01/04/18	EUR	941	TRY	4,435	38
Standard Chartered	01/16/18	TRY	2,772	EUR	617	14
Standard Chartered	01/04/18	TRY	2,951	EUR	629	(22)
Standard Chartered	01/10/18	USD	2,391	CNY	15,932	54
Standard Chartered	01/16/18	GBP	572	USD	749	(25)
Standard Chartered	01/16/18	USD	585	MXN	11,369	(6)
Standard Chartered	01/16/18	USD	747	GBP	549	(3)
Standard Chartered	01/16/18	CHF	1,820	USD	1,864	(6)
Standard Chartered	01/16/18	USD	1,125	JPY	127,358	6
Standard Chartered	01/16/18	USD	2,249	JPY	251,837	(12)
Standard Chartered	01/16/18	NOK	6,153	EUR	630	5
Standard Chartered	01/16/18	JPY	210,094	USD	1,874	7
Standard Chartered	01/16/18	JPY	42,553	USD	374	(4)
Standard Chartered	03/12/18	USD	1,847	INR	120,341	28
UBS	01/16/18	CHF	1,085	USD	1,121	5
UBS	01/16/18	EUR	2,231	USD	2,625	(56)
UBS	01/16/18	USD	2,614	GBP	1,949	23

						$(767)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2017, are as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.29	Sell	5.00%	Quarterly	12/20/2022	$(7,720)	$642	$641	$1
CDX.NA.IG.27	Sell	5.00%	Quarterly	12/20/2021	(1,490)	125	100	25
CDX.NA.IG.28	Sell	1.00%	Quarterly	06/20/2022	(8,690)	194	149	45
CDX.NA.IG.28	Sell	5.00%	Quarterly	06/20/2022	(6,752)	590	474	116
CDX.NA.IG.29	Sell	1.00%	Quarterly	12/20/2022	(4,800)	115	109	6
Itraxx.EUR.Xover.27	Sell	5.00%	Quarterly	06/20/2022	(2,089)	267	187	80
Itraxx.EUR.Xover.28	Sell	5.00%	Quarterly	12/20/2022	(1,032)	126	132	(6)

						$2,059	$1,792	$267

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH NZD - BKBM	3.13%	Semi-Annual	09/04/2027	NZD	5,540	$4	$–	$4
3-MONTH NZD - BKBM	3.24%	Semi-Annual	10/17/2027	NZD	1,770	12	–	12
3-MONTH NZD - BKBM	3.12%	Semi-Annual	11/08/2027	NZD	4,970	(5)	–	(5)
3-MONTH NZD - BKBM	3.14%	Semi-Annual	08/24/2027	NZD	1,820	2	–	2
3-MONTH NZD - BKBM	3.14%	Semi-Annual	11/10/2027	NZD	3,510	–	–	–
6-MONTH AUD - BBSW	2.81%	Semi-Annual	08/23/2027	AUD	2,510	5	–	5
6-MONTH AUD - BBSW	2.78%	Semi-Annual	11/09/2027	AUD	3,250	(4)	–	(4)

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Capital Stability Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH AUD - BBSW	2.83%	Semi-Annual	09/01/2027	AUD	4,770	$14	$–	$14
6-MONTH AUD - BBSW	2.94%	Semi-Annual	10/16/2027	AUD	1,360	14	–	14
6-MONTH AUD - BBSW	2.77%	Semi-Annual	11/07/2027	AUD	4,090	(6)	–	(6)

						$36	$–	$36

Percentages are based on Net Assets of $745,842 ($ Thousands).
*	Non-income producing security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(C)	Refer to table below for details on Options Contracts.

AUD – Australian Dollar

BBSW – Bank Bill Swap Rate

BKBM – Bank Bill Benchmark Rate

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Offshore

CNY – Chinese Yuan

COP – Colombian Peso

CPI – Consumer Price Index

CZK – Czech Koruna

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

EUR – Euro

FHLMC – Federal Home Loan Mortgage Corporation

GBP – British Pound Sterling

HUF – Hungarian Forint

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

MSCI – Morgan Stanley Capital International

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PLC – Public Limited Company

PLN – Polish Zloty

RUB – Russian Ruble

S&P– Standard & Poor’s

SPDR– Standard & Poor’s Depositary Receipt

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TSX – Toronto Stock Exchange

TWD – Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

The following is a list of the levels of inputs used as of December 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$349,238	$–	$349,238
Sovereign Debt	–	190,263	–	190,263
Exchange Traded Funds	81,547	–	–	81,547
U.S. Government Agency
Obligation	–	32,792	–	32,792

Total Investments in Securities	$81,547	$572,293	$–	$653,840

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$332	$–	$–	$332
Written Options	(90)	–	–	(90)
Futures Contracts *
Unrealized Appreciation	1,302	–	–	1,302
Unrealized Depreciation	(527)	–	–	(527)
Forwards Contracts *
Unrealized Appreciation	–	2,786	–	2,786
Unrealized Depreciation	–	(3,553)	–	(3,553)
Centrally Cleared Swaps Credit Default Swaps *
Unrealized Appreciation	–	273	–	273
Unrealized Depreciation	–	(6)	–	(6)
Interest Rate Swaps *
Unrealized Appreciation	–	51	–	51
Unrealized Depreciation	–	(15)	–	(15)

Total Other Financial Instruments	$1,017	$(464)	$–	$553

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Multi-Asset Capital Stability Fund (Continued)

As of December 31, 2017, Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $32.6 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities		Corporate Debt	Total
Fair value of written credit derivatives		-	-	-	$2,059,038	$2,059,038
Maximum potential amount of future payments		-	-	-	32,573,473	32,573,473
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]		-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event		-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	-	-	$13,490,000	-	-	$13,490,000
101-200	-	-	2,089,387	-	-	2,089,387
201-300	-	-	9,274,086	-	-	9,274,086
301-400	-	-	7,720,000	-	-	7,720,000
> than 400	-	-	-	-	-	-
Total	-	-	$32,573,473	-	-	$32,573,473

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Long/Short Alternative Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (A) – 55.1%

Banks – 15.1%
Australia & New Zealand Banking Group
1.351%, 01/04/2018 (B)	$900	$900
Bank of Nova Scotia
1.755%, 02/15/2018 (B)	1,300	1,297
Royal Bank of Canada
1.412%, 01/12/2018	1,300	1,299
Toronto-Dominion Bank
1.401%, 01/04/2018 (B)	1,300	1,300

		4,796

Industrial & Other Commercial Paper – 40.0%
Apple
1.462%, 01/25/2018 (B)	1,350	1,349
BMW US Capital
1.351%, 01/02/2018 (B)	1,454	1,454
Coca-Cola
1.301%, 01/10/2018 (B)	1,037	1,037
Export Development Canada
1.391%, 01/16/2018	1,300	1,299
Microsoft
1.233%, 01/03/2018 (B)	1,000	1,000
Procter & Gamble
1.481%, 01/17/2018 (B)	1,300	1,299
Roche Holdings
1.401%, 01/11/2018 (B)	1,300	1,299
Total Capital Canada
1.312%, 01/08/2018 (B)	1,300	1,299
Toyota Motor Credit
1.513%, 02/06/2018	1,300	1,298

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (A) (continued)
Unilever Capital
1.252%, 01/09/2018 (B)	$1,300	$1,299

		12,633

Total Commercial Paper (Cost $17,431) ($ Thousands)		17,429

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) – 38.7%
FHLB DN
1.292%, 02/02/2018	1,700	1,698
1.282%, 01/31/2018	1,905	1,903
1.252%, 01/05/2018	3,992	3,992
1.251%, 01/03/2018	1,405	1,405
1.251%, 01/19/2018	1,500	1,499
1.251%, 01/26/2018	754	753
1.000%, 01/02/2018	1,000	1,000

Total U.S. Government Agency Obligations (Cost $12,250) ($ Thousands)		12,250

	Shares

EXCHANGE TRADED FUND – 4.7%
iShares iBoxx $ High Yield Corporate Bond ETF	16,923	1,477

Total Exchange Traded Fund (Cost $1,458) ($ Thousands)		1,477

Total Investments – 98.5% (Cost $31,139) ($ Thousands)		$31,156

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
MSCI EAFE Index E-MINI	3	Mar-2018	$300	$307	$7
MSCI Emerging Markets E-MINI	69	Mar-2018	3,803	4,015	212
NASDAQ 100 Index E-MINI	27	Mar-2018	3,397	3,461	64
S&P Mid Cap 400 Index E-MINI	8	Mar-2018	1,506	1,522	16
U.S. Dollar Index	(33)	Mar-2018	(3,084)	(3,030)	54
U.S. Long Treasury Bond	(23)	Mar-2018	(3,528)	(3,519)	9

			$2,394	$2,756	$362

Percentages are based on Net Assets of $31,642 ($ Thousands).
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $13,533 ($ Thousands), representing 42.8% of the Net Assets of the Fund.

DN– Discount Note

EAFE – Europe, Australasia and Far East

ETF – Exchange-Traded Fund

FHLB – Federal Home Loan Bank

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations

S&P – Standard & Poor’s

SEI Institutional Managed Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Long/Short Alternative Fund (concluded)

The following is a list of the level of inputs used as of December 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$–	$17,429	$–	$17,429
U.S. Government Agency
Obligations	–	12,250	–	12,250
Exchange Traded Fund	1,477	–	–	1,477

Total Investments in Securities	$1,477	$29,679	$–	$31,156

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$362	$–	$–	$362

Total Other Financial Instruments	$362	$–	$–	$362

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2017

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) of 240.15d-15(b)) as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: March 1, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: March 1, 2018